    Filed with the Securities and Exchange Commission on December 22, 2015
                                                     REGISTRATION NO. 333-08853
                                            INVESTMENT COMPANY ACT NO. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 64
                                      AND
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 200

                               -----------------

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (NAME OF DEPOSITOR)

                              ONE CORPORATE DRIVE
                          SHELTON, CONNECTICUT 06484
                                (203) 926-1888
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                               -----------------

                              J. MICHAEL LOW, ESQ
                      LEWIS BRISBOIS BISGAARD & SMITH LLP
         PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
                            PHOENIX, ARIZONA 85012
                                (602) 385-7854
           (NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                          SHELTON, CONNECTICUT 06484
                                (973) 802-3716

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 30, 2015 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_] on            pursuant to paragraph (a)(i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_] on            pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 64 to Registration Statement No. 333-08853 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 64 incorporates by reference the prospectus dated April 30, 2015, contained in Part A of Post-Effective Amendment No. 63 filed on April 14, 2015.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2015
                     to Prospectuses dated April 30, 2015

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2027. Effective on or about January 4, 2016, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                    Broker              Total                     Net
                                                          Dividend Fees and Acquired   Annual                   Annual
                                             Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver or   Fund
      Underlying         Management  Other     (12b-1)    on Short on Short  Fees &   Operating     Expense    Operating
       Portfolio            Fees    Expenses     Fees      Sales    Sales   Expenses  Expenses   Reimbursement Expenses
------------------------ ---------- -------- ------------ -------- -------- --------- ---------  ------------- ---------
AST Bond Portfolio 2027     0.48%     0.08%      0.25%      0.00%    0.00%    0.00%     0.81%/1/     0.00%       0.81%

/1/ The Portfolio will commence operations on or about January 4, 2016.
    Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2016.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                              PORTFOLIO
STYLE/                                                         ADVISOR/
TYPE            INVESTMENT OBJECTIVES/POLICIES               SUBADVISOR(S)
------- -----------------------------------------------  ----------------------
FIXED   AST Bond Portfolio 2027 : Seeks the highest      PGIM, Inc. (formerly
INCOME  total return for a specific period of time,      Prudential Investment
        consistent with the preservation of capital and    Management, Inc.)
        liquidity needs. Total return is comprised of current income and capital appreciation.


GENPRODSUP5

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES                                     2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION                                 2
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE B                         2
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D                 3
PRINCIPAL UNDERWRITER / DISTRIBUTOR - Prudential Annuities Distributors, Inc.      3
HOW THE UNIT PRICE IS DETERMINED                                                   4
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS                                        5
   How We Calculate The Market Value Adjustments                                   6
GENERAL INFORMATION                                                                6
   Voting Rights                                                                   6
   Modification                                                                    7
   Deferral of Transactions                                                        7
   Misstatement of Age or Sex                                                      8
   Cyber Security Risks                                                            8
ANNUITIZATION                                                                      9
EXPERTS                                                                           10
LEGAL EXPERTS                                                                     10
FINANCIAL STATEMENTS                                                              10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES                           A-1
AUDITED CONSOLIDATED FINALCIAL STATEMENT OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
  CORPORATION                                                                    B-1

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: April 30, 2015, as supplemented December 30, 2015

Date of Prospectus: April 30, 2015, as supplemented December 30, 2015


CHC2 - SAI (04/2015)

                GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.

No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.

Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition, in an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that Prudential Annuities pays to registered broker-dealers and firms which are broadly defined as follows:

..   Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm.

..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.

..   Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2014, the least amount paid, and greatest amount paid, were $0.38 and $6,711,354.31, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2014: $178,183,624, 2013: $170,706,559 and
2012: $186,633,222. PAD retained none of those commissions.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is one and a half percent of interest (1.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

The formula is:

[(1+I) / (1+J+0.0010)] ^ (N/12)

where:

I is the interest rate being credited to the Fixed Allocation;

J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)] ^ (N/12).

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average--Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

VOTING RIGHTS

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;
(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

..   trading on the NYSE is restricted;

..   an emergency exists making redemption or valuation of securities held in the separate account impractical; or

..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

CYBER SECURITY RISKS

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity's underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

OPTION 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

OPTION 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

FIXED ANNUITY PAYMENTS

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS

The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2014 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS

The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2014 and for the years ended December 31, 2014 and 2013. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

                                  Appendix A

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

As we have indicated in the prospectuses, Advisors Choice 2000 is a contract that allows you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2014. Here, we set out unit values corresponding to the remaining unit values.

The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                 AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                  Appendix B

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (0.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.62         2,035
    01/01/2006 to 12/31/2006.........    $10.62       $11.53         2,090
    01/01/2007 to 12/31/2007.........    $11.53       $12.02             0
    01/01/2008 to 12/31/2008.........    $12.02       $11.36             0
    01/01/2009 to 12/31/2009.........    $11.36       $13.16             0
    01/01/2010 to 12/31/2010.........    $13.16       $15.17             0
    01/01/2011 to 12/31/2011.........    $15.17       $15.45             0
    01/01/2012 to 12/31/2012.........    $15.45       $17.47             0
    01/01/2013 to 12/31/2013.........    $17.47       $19.05             0
    01/01/2014 to 12/31/2014.........    $19.05       $19.32             0
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02             0
    01/01/2006 to 12/31/2006.........    $10.02       $11.10        55,740
    01/01/2007 to 12/31/2007.........    $11.10       $12.01        26,374
    01/01/2008 to 12/31/2008.........    $12.01       $ 8.12        12,292
    01/01/2009 to 12/31/2009.........    $ 8.12       $10.00        38,053
    01/01/2010 to 12/31/2010.........    $10.00       $11.10        28,000
    01/01/2011 to 12/31/2011.........    $11.10       $10.71        85,218
    01/01/2012 to 12/31/2012.........    $10.71       $11.94       254,519
    01/01/2013 to 12/31/2013.........    $11.94       $13.02       606,620
    01/01/2014 to 12/31/2014.........    $13.02       $13.39       755,726
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.72        25,095
    01/01/2007 to 12/31/2007.........    $10.72       $11.64        31,263
    01/01/2008 to 12/31/2008.........    $11.64       $ 8.10         8,247
    01/01/2009 to 12/31/2009.........    $ 8.10       $10.12         3,967
    01/01/2010 to 12/31/2010.........    $10.12       $11.41        64,858
    01/01/2011 to 12/31/2011.........    $11.41       $11.32        47,377
    01/01/2012 to 12/31/2012.........    $11.32       $12.75       101,462
    01/01/2013 to 12/31/2013.........    $12.75       $14.72       256,162
    01/01/2014 to 12/31/2014.........    $14.72       $15.48       289,906

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.53       $15.64             0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.36       $14.88             0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.10       $14.62        44,087
    01/01/2006 to 12/31/2006.........    $14.62       $16.94        37,319
    01/01/2007 to 12/31/2007.........    $16.94       $16.76        39,637
    01/01/2008 to 12/31/2008.........    $16.76       $10.84         5,560
    01/01/2009 to 12/31/2009.........    $10.84       $12.65         3,642
    01/01/2010 to 12/31/2010.........    $12.65       $14.28         8,342
    01/01/2011 to 12/31/2011.........    $14.28       $14.65        15,317
    01/01/2012 to 05/04/2012.........    $14.65       $15.96             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03             0
    01/01/2006 to 12/31/2006.........    $10.03       $10.99        22,029
    01/01/2007 to 12/31/2007.........    $10.99       $11.88         4,426
    01/01/2008 to 12/31/2008.........    $11.88       $ 8.40        19,288
    01/01/2009 to 12/31/2009.........    $ 8.40       $10.26         7,434
    01/01/2010 to 12/31/2010.........    $10.26       $11.42        30,013
    01/01/2011 to 12/31/2011.........    $11.42       $11.18       109,398
    01/01/2012 to 12/31/2012.........    $11.18       $12.46       202,391
    01/01/2013 to 12/31/2013.........    $12.46       $14.53       630,765
    01/01/2014 to 12/31/2014.........    $14.53       $15.33       797,400
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.21         3,905
    01/01/2012 to 12/31/2012.........    $ 9.21       $10.22        17,358
    01/01/2013 to 12/31/2013.........    $10.22       $11.22        54,678
    01/01/2014 to 12/31/2014.........    $11.22       $11.67       103,974
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.55         1,861
    01/01/2014 to 12/31/2014.........    $10.55       $10.83         7,179
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31             0
    01/01/2010 to 12/31/2010.........    $10.31       $11.62             0
    01/01/2011 to 12/31/2011.........    $11.62       $10.84            30
    01/01/2012 to 12/31/2012.........    $10.84       $12.16         2,733
    01/01/2013 to 12/31/2013.........    $12.16       $15.84        10,478
    01/01/2014 to 12/31/2014.........    $15.84       $17.31        14,050

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01         48,056
    01/01/2006 to 12/31/2006.........    $10.01       $11.28         47,437
    01/01/2007 to 12/31/2007.........    $11.28       $12.27         36,904
    01/01/2008 to 12/31/2008.........    $12.27       $ 7.91         20,041
    01/01/2009 to 12/31/2009.........    $ 7.91       $ 9.82         22,064
    01/01/2010 to 12/31/2010.........    $ 9.82       $11.04         13,686
    01/01/2011 to 12/31/2011.........    $11.04       $10.67        104,512
    01/01/2012 to 12/31/2012.........    $10.67       $12.03        227,250
    01/01/2013 to 12/31/2013.........    $12.03       $14.62        632,115
    01/01/2014 to 12/31/2014.........    $14.62       $15.50      1,069,359
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.74          1,235
    01/01/2014 to 12/31/2014.........    $11.74       $13.22         15,879
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.25       $21.91         33,049
    01/01/2006 to 12/31/2006.........    $21.91       $29.68         46,638
    01/01/2007 to 12/31/2007.........    $29.68       $23.55         26,911
    01/01/2008 to 12/31/2008.........    $23.55       $15.16          7,197
    01/01/2009 to 12/31/2009.........    $15.16       $19.82          7,942
    01/01/2010 to 12/31/2010.........    $19.82       $25.27          8,497
    01/01/2011 to 12/31/2011.........    $25.27       $26.70         10,223
    01/01/2012 to 12/31/2012.........    $26.70       $30.52         26,487
    01/01/2013 to 12/31/2013.........    $30.52       $31.19         61,197
    01/01/2014 to 12/31/2014.........    $31.19       $40.47         69,429
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.36       $17.41         14,743
    01/01/2006 to 12/31/2006.........    $17.41       $20.70         16,208
    01/01/2007 to 12/31/2007.........    $20.70       $16.87         17,337
    01/01/2008 to 07/18/2008.........    $16.87       $15.52              0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.74         10,247
    01/01/2014 to 12/31/2014.........    $ 9.74       $10.14          1,497
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.64          8,038
    01/01/2007 to 12/31/2007.........    $10.64       $11.45         15,062
    01/01/2008 to 12/31/2008.........    $11.45       $ 7.43          1,585
    01/01/2009 to 12/31/2009.........    $ 7.43       $ 9.12         17,399
    01/01/2010 to 12/31/2010.........    $ 9.12       $10.34         20,854
    01/01/2011 to 12/31/2011.........    $10.34       $10.09         27,510
    01/01/2012 to 12/31/2012.........    $10.09       $11.07         47,893
    01/01/2013 to 12/31/2013.........    $11.07       $12.59        137,981
    01/01/2014 to 12/31/2014.........    $12.59       $12.87        204,705

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.01             0
    01/01/2008 to 12/31/2008.........    $10.01       $ 7.22             0
    01/01/2009 to 12/31/2009.........    $ 7.22       $ 8.68             0
    01/01/2010 to 12/31/2010.........    $ 8.68       $ 9.74             0
    01/01/2011 to 12/31/2011.........    $ 9.74       $ 9.42        18,228
    01/01/2012 to 12/31/2012.........    $ 9.42       $10.60        32,303
    01/01/2013 to 12/31/2013.........    $10.60       $12.53        73,384
    01/01/2014 to 12/31/2014.........    $12.53       $13.13        84,809
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.50           433
    01/01/2009 to 11/13/2009.........    $ 7.50       $ 8.44             0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.80       170,497
    01/01/2013 to 12/31/2013.........    $10.80       $13.33       285,896
    01/01/2014 to 12/31/2014.........    $13.33       $13.63       357,963
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.87         8,432
    01/01/2014 to 12/31/2014.........    $10.87       $11.05        38,182
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.13           528
    01/01/2009 to 12/31/2009.........    $ 6.13       $ 8.21         1,701
    01/01/2010 to 12/31/2010.........    $ 8.21       $ 9.78         2,429
    01/01/2011 to 12/31/2011.........    $ 9.78       $ 9.21         1,179
    01/01/2012 to 12/31/2012.........    $ 9.21       $11.57         2,172
    01/01/2013 to 12/31/2013.........    $11.57       $11.96         7,752
    01/01/2014 to 12/31/2014.........    $11.96       $13.51        13,409
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.08       $12.37         5,795
    01/01/2006 to 12/31/2006.........    $12.37       $13.49         7,477
    01/01/2007 to 12/31/2007.........    $13.49       $15.23        26,835
    01/01/2008 to 12/31/2008.........    $15.23       $ 9.02         1,446
    01/01/2009 to 12/31/2009.........    $ 9.02       $13.35         2,648
    01/01/2010 to 12/31/2010.........    $13.35       $14.59           959
    01/01/2011 to 12/31/2011.........    $14.59       $13.89         4,076
    01/01/2012 to 12/31/2012.........    $13.89       $16.48        13,262
    01/01/2013 to 12/31/2013.........    $16.48       $21.19        34,010
    01/01/2014 to 02/07/2014.........    $21.19       $20.87             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.21       $14.76        206,969
    01/01/2006 to 12/31/2006.........    $14.76       $17.15        188,514
    01/01/2007 to 12/31/2007.........    $17.15       $17.87        180,738
    01/01/2008 to 12/31/2008.........    $17.87       $10.50         26,099
    01/01/2009 to 12/31/2009.........    $10.50       $12.40         20,185
    01/01/2010 to 12/31/2010.........    $12.40       $13.88         37,315
    01/01/2011 to 12/31/2011.........    $13.88       $12.99        160,360
    01/01/2012 to 12/31/2012.........    $12.99       $15.41        458,476
    01/01/2013 to 12/31/2013.........    $15.41       $20.39        913,647
    01/01/2014 to 12/31/2014.........    $20.39       $22.86      1,027,985
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.87       $15.44         31,024
    01/01/2006 to 12/31/2006.........    $15.44       $16.26         42,428
    01/01/2007 to 12/31/2007.........    $16.26       $19.23         40,402
    01/01/2008 to 12/31/2008.........    $19.23       $11.28          5,267
    01/01/2009 to 12/31/2009.........    $11.28       $17.56          7,752
    01/01/2010 to 12/31/2010.........    $17.56       $20.86          6,904
    01/01/2011 to 12/31/2011.........    $20.86       $20.05         19,771
    01/01/2012 to 12/31/2012.........    $20.05       $23.77         49,594
    01/01/2013 to 12/31/2013.........    $23.77       $31.14        119,509
    01/01/2014 to 12/31/2014.........    $31.14       $34.42        161,800
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.18              0
    01/01/2008 to 12/31/2008.........    $10.18       $ 7.65            169
    01/01/2009 to 12/31/2009.........    $ 7.65       $ 9.35          2,039
    01/01/2010 to 12/31/2010.........    $ 9.35       $10.34          1,388
    01/01/2011 to 12/31/2011.........    $10.34       $10.19         17,448
    01/01/2012 to 12/31/2012.........    $10.19       $11.13         37,304
    01/01/2013 to 12/31/2013.........    $11.13       $12.11         69,723
    01/01/2014 to 12/31/2014.........    $12.11       $12.49         99,059
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.83       $17.51          5,988
    01/01/2006 to 12/31/2006.........    $17.51       $20.34          3,764
    01/01/2007 to 12/31/2007.........    $20.34       $19.12          3,009
    01/01/2008 to 12/31/2008.........    $19.12       $13.90          1,939
    01/01/2009 to 12/31/2009.........    $13.90       $17.48          2,061
    01/01/2010 to 12/31/2010.........    $17.48       $21.96          2,313
    01/01/2011 to 12/31/2011.........    $21.96       $22.04          4,225
    01/01/2012 to 12/31/2012.........    $22.04       $25.27         15,212
    01/01/2013 to 12/31/2013.........    $25.27       $34.77         30,854
    01/01/2014 to 12/31/2014.........    $34.77       $36.93         42,297
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.68       $15.90         29,983
    01/01/2006 to 12/31/2006.........    $15.90       $19.18         48,146
    01/01/2007 to 12/31/2007.........    $19.18       $19.23         38,862
    01/01/2008 to 12/31/2008.........    $19.23       $11.95         26,898
    01/01/2009 to 12/31/2009.........    $11.95       $14.00         14,180
    01/01/2010 to 12/31/2010.........    $14.00       $15.60         13,764
    01/01/2011 to 12/31/2011.........    $15.60       $15.39         10,950
    01/01/2012 to 12/31/2012.........    $15.39       $17.29         26,564
    01/01/2013 to 12/31/2013.........    $17.29       $23.07         49,924
    01/01/2014 to 12/31/2014.........    $23.07       $23.22         74,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.63       $13.66        64,523
   01/01/2006 to 12/31/2006...........    $13.66       $14.94        70,242
   01/01/2007 to 12/31/2007...........    $14.94       $15.17        79,839
   01/01/2008 to 12/31/2008...........    $15.17       $11.19        25,668
   01/01/2009 to 12/31/2009...........    $11.19       $15.04        30,804
   01/01/2010 to 12/31/2010...........    $15.04       $16.91        21,144
   01/01/2011 to 12/31/2011...........    $16.91       $17.29        36,200
   01/01/2012 to 12/31/2012...........    $17.29       $19.51        98,604
   01/01/2013 to 12/31/2013...........    $19.51       $20.73       198,033
   01/01/2014 to 12/31/2014...........    $20.73       $21.06       170,963
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.55       $17.96        95,577
   01/01/2006 to 12/31/2006...........    $17.96       $21.53       106,940
   01/01/2007 to 12/31/2007...........    $21.53       $25.40       104,758
   01/01/2008 to 12/31/2008...........    $25.40       $12.53        34,493
   01/01/2009 to 12/31/2009...........    $12.53       $16.79        17,499
   01/01/2010 to 12/31/2010...........    $16.79       $19.06        22,128
   01/01/2011 to 12/31/2011...........    $19.06       $16.44        77,307
   01/01/2012 to 12/31/2012...........    $16.44       $19.62       203,749
   01/01/2013 to 12/31/2013...........    $19.62       $23.14       451,034
   01/01/2014 to 12/31/2014...........    $23.14       $21.67       610,010
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.60       $17.58         9,913
   01/01/2006 to 12/31/2006...........    $17.58       $22.21        20,878
   01/01/2007 to 12/31/2007...........    $22.21       $25.93        24,808
   01/01/2008 to 12/31/2008...........    $25.93       $14.39         4,306
   01/01/2009 to 12/31/2009...........    $14.39       $18.61         4,720
   01/01/2010 to 12/31/2010...........    $18.61       $20.48         9,310
   01/01/2011 to 12/31/2011...........    $20.48       $17.75        10,657
   01/01/2012 to 12/31/2012...........    $17.75       $20.52        14,811
   01/01/2013 to 12/31/2013...........    $20.52       $24.30        26,796
   01/01/2014 to 12/31/2014...........    $24.30       $22.47        36,615
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.81        10,397
   01/01/2009 to 12/31/2009...........    $10.81       $11.92         2,267
   01/01/2010 to 12/31/2010...........    $11.92       $13.09             0
   01/01/2011 to 12/31/2011...........    $13.09       $14.59        18,774
   01/01/2012 to 12/31/2012...........    $14.59       $15.82        11,214
   01/01/2013 to 12/31/2013...........    $15.82       $15.18        52,659
   01/01/2014 to 12/31/2014...........    $15.18       $16.05        64,101

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.20             0
   01/01/2008 to 12/31/2008...........    $10.20       $ 7.00             0
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.79             0
   01/01/2010 to 12/31/2010...........    $ 8.79       $ 9.92        56,205
   01/01/2011 to 12/31/2011...........    $ 9.92       $ 9.77       116,035
   01/01/2012 to 12/31/2012...........    $ 9.77       $11.00        70,907
   01/01/2013 to 12/31/2013...........    $11.00       $12.67       156,790
   01/01/2014 to 12/31/2014...........    $12.67       $13.36       171,886
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.97       $16.47        44,463
   01/01/2006 to 12/31/2006...........    $16.47       $20.04        42,692
   01/01/2007 to 12/31/2007...........    $20.04       $21.73        52,669
   01/01/2008 to 12/31/2008...........    $21.73       $12.63         9,593
   01/01/2009 to 12/31/2009...........    $12.63       $17.00         8,332
   01/01/2010 to 12/31/2010...........    $17.00       $18.06         7,461
   01/01/2011 to 12/31/2011...........    $18.06       $16.26        13,866
   01/01/2012 to 12/31/2012...........    $16.26       $19.64        50,480
   01/01/2013 to 12/31/2013...........    $19.64       $22.45       119,084
   01/01/2014 to 12/31/2014...........    $22.45       $20.83       132,775
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.97       $13.75           319
   01/01/2006 to 12/31/2006...........    $13.75       $15.14         3,270
   01/01/2007 to 12/31/2007...........    $15.14       $15.30         5,663
   01/01/2008 to 12/31/2008...........    $15.30       $12.49         9,949
   01/01/2009 to 12/31/2009...........    $12.49       $15.10         7,601
   01/01/2010 to 12/31/2010...........    $15.10       $16.06        10,804
   01/01/2011 to 12/31/2011...........    $16.06       $15.95         9,161
   01/01/2012 to 12/31/2012...........    $15.95       $17.50        38,263
   01/01/2013 to 12/31/2013...........    $17.50       $19.26       115,574
   01/01/2014 to 12/31/2014...........    $19.26       $20.13       164,323
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.30         1,642
   01/01/2010 to 12/31/2010...........    $10.30       $11.36         1,716
   01/01/2011 to 12/31/2011...........    $11.36       $11.34             0
   01/01/2012 to 12/31/2012...........    $11.34       $12.94         2,360
   01/01/2013 to 12/31/2013...........    $12.94       $17.50        20,366
   01/01/2014 to 12/31/2014...........    $17.50       $18.99        18,192
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.48       $14.22        21,804
   01/01/2006 to 12/31/2006...........    $14.22       $16.69        28,947
   01/01/2007 to 12/31/2007...........    $16.69       $16.05        11,372
   01/01/2008 to 12/31/2008...........    $16.05       $ 9.30         5,895
   01/01/2009 to 12/31/2009...........    $ 9.30       $11.01         2,948
   01/01/2010 to 12/31/2010...........    $11.01       $12.35         2,660
   01/01/2011 to 12/31/2011...........    $12.35       $11.73        12,044
   01/01/2012 to 12/31/2012...........    $11.73       $13.58        26,123
   01/01/2013 to 12/31/2013...........    $13.58       $18.83        68,511
   01/01/2014 to 12/31/2014...........    $18.83       $21.22        64,677

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.26       $15.09        219,501
   01/01/2006 to 12/31/2006...........    $15.09       $16.04        210,822
   01/01/2007 to 12/31/2007...........    $16.04       $18.27        201,010
   01/01/2008 to 12/31/2008...........    $18.27       $10.20         62,884
   01/01/2009 to 12/31/2009...........    $10.20       $13.12         40,609
   01/01/2010 to 12/31/2010...........    $13.12       $15.57         55,308
   01/01/2011 to 12/31/2011...........    $15.57       $15.29        153,157
   01/01/2012 to 12/31/2012...........    $15.29       $17.01        425,090
   01/01/2013 to 12/31/2013...........    $17.01       $23.03        838,181
   01/01/2014 to 12/31/2014...........    $23.03       $25.24      1,035,208
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.83       $12.86         76,741
   01/01/2006 to 12/31/2006...........    $12.86       $14.00         72,999
   01/01/2007 to 12/31/2007...........    $14.00       $14.72         87,625
   01/01/2008 to 12/31/2008...........    $14.72       $11.19         33,389
   01/01/2009 to 12/31/2009...........    $11.19       $14.93         18,459
   01/01/2010 to 12/31/2010...........    $14.93       $16.78         23,363
   01/01/2011 to 12/31/2011...........    $16.78       $18.32         68,026
   01/01/2012 to 12/31/2012...........    $18.32       $19.23        171,543
   01/01/2013 to 12/31/2013...........    $19.23       $18.68        340,656
   01/01/2014 to 12/31/2014...........    $18.68       $19.69        403,491
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.60       $15.57         28,746
   01/01/2006 to 12/31/2006...........    $15.57       $19.18         25,204
   01/01/2007 to 12/31/2007...........    $19.18       $20.79         20,561
   01/01/2008 to 12/31/2008...........    $20.79       $13.60          9,777
   01/01/2009 to 12/31/2009...........    $13.60       $17.73         11,435
   01/01/2010 to 12/31/2010...........    $17.73       $19.68         13,320
   01/01/2011 to 12/31/2011...........    $19.68       $18.89         12,166
   01/01/2012 to 12/31/2012...........    $18.89       $23.05         21,999
   01/01/2013 to 12/31/2013...........    $23.05       $29.15         47,489
   01/01/2014 to 12/31/2014...........    $29.15       $29.93         51,941
AST MFS GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.66       $13.34         29,226
   01/01/2006 to 12/31/2006...........    $13.34       $14.50         24,721
   01/01/2007 to 12/31/2007...........    $14.50       $16.54         20,279
   01/01/2008 to 12/31/2008...........    $16.54       $10.44          7,128
   01/01/2009 to 12/31/2009...........    $10.44       $12.86          7,546
   01/01/2010 to 12/31/2010...........    $12.86       $14.38          8,802
   01/01/2011 to 12/31/2011...........    $14.38       $14.16         19,500
   01/01/2012 to 12/31/2012...........    $14.16       $16.43         62,155
   01/01/2013 to 12/31/2013...........    $16.43       $22.26        141,561
   01/01/2014 to 12/31/2014...........    $22.26       $23.98        140,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.23              0
   01/01/2013 to 12/31/2013...........    $10.23       $13.63          2,485
   01/01/2014 to 12/31/2014...........    $13.63       $14.89         11,018
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.47       $16.16         11,477
   01/01/2006 to 12/31/2006...........    $16.16       $18.30            332
   01/01/2007 to 12/31/2007...........    $18.30       $18.63            258
   01/01/2008 to 12/31/2008...........    $18.63       $11.43            400
   01/01/2009 to 12/31/2009...........    $11.43       $15.73          1,185
   01/01/2010 to 12/31/2010...........    $15.73       $19.26          3,950
   01/01/2011 to 12/31/2011...........    $19.26       $18.43          4,322
   01/01/2012 to 12/31/2012...........    $18.43       $21.63         12,717
   01/01/2013 to 12/31/2013...........    $21.63       $28.38         37,123
   01/01/2014 to 12/31/2014...........    $28.38       $32.34         45,961
AST MONEY MARKET PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 9.97       $10.15        278,506
   01/01/2006 to 12/31/2006...........    $10.15       $10.52        253,136
   01/01/2007 to 12/31/2007...........    $10.52       $10.93        263,919
   01/01/2008 to 12/31/2008...........    $10.93       $11.11        396,919
   01/01/2009 to 12/31/2009...........    $11.11       $11.03        168,885
   01/01/2010 to 12/31/2010...........    $11.03       $10.94        129,065
   01/01/2011 to 12/31/2011...........    $10.94       $10.84        225,994
   01/01/2012 to 12/31/2012...........    $10.84       $10.74        606,652
   01/01/2013 to 12/31/2013...........    $10.74       $10.65      1,058,147
   01/01/2014 to 12/31/2014...........    $10.65       $10.55      1,734,092
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.43       $18.24         64,161
   01/01/2006 to 12/31/2006...........    $18.24       $20.02         70,237
   01/01/2007 to 12/31/2007...........    $20.02       $20.47         63,614
   01/01/2008 to 12/31/2008...........    $20.47       $11.71         14,316
   01/01/2009 to 12/31/2009...........    $11.71       $16.33         11,022
   01/01/2010 to 12/31/2010...........    $16.33       $19.97         13,801
   01/01/2011 to 12/31/2011...........    $19.97       $19.30         41,025
   01/01/2012 to 12/31/2012...........    $19.30       $22.40        110,737
   01/01/2013 to 12/31/2013...........    $22.40       $31.53        219,116
   01/01/2014 to 12/31/2014...........    $31.53       $35.70        265,572
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08              0
   01/01/2012 to 12/31/2012...........    $10.08       $10.48            301
   01/01/2013 to 12/31/2013...........    $10.48       $10.09          7,996
   01/01/2014 to 12/31/2014...........    $10.09       $10.52         14,467

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.17       $15.94         22,886
   01/01/2006 to 12/31/2006...........    $15.94       $18.02         30,723
   01/01/2007 to 12/31/2007...........    $18.02       $21.82         44,960
   01/01/2008 to 12/31/2008...........    $21.82       $12.29          4,309
   01/01/2009 to 12/31/2009...........    $12.29       $15.80          2,603
   01/01/2010 to 12/31/2010...........    $15.80       $20.15          8,104
   01/01/2011 to 12/31/2011...........    $20.15       $20.31         20,474
   01/01/2012 to 12/31/2012...........    $20.31       $22.61         43,675
   01/01/2013 to 12/31/2013...........    $22.61       $29.72         93,242
   01/01/2014 to 12/31/2014...........    $29.72       $31.79        115,883
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.43       $15.34          9,440
   01/01/2006 to 12/31/2006...........    $15.34       $16.38         12,767
   01/01/2007 to 12/31/2007...........    $16.38       $19.28         12,717
   01/01/2008 to 12/31/2008...........    $19.28       $10.98            909
   01/01/2009 to 12/31/2009...........    $10.98       $13.33            705
   01/01/2010 to 12/31/2010...........    $13.33       $15.89            721
   01/01/2011 to 04/29/2011...........    $15.89       $17.87              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.38         56,431
   01/01/2013 to 12/31/2013...........    $10.38       $12.23        120,016
   01/01/2014 to 12/31/2014...........    $12.23       $12.74        159,984
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59              0
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.23          3,945
   01/01/2010 to 12/31/2010...........    $ 9.23       $11.18          4,786
   01/01/2011 to 12/31/2011...........    $11.18       $ 8.84          4,664
   01/01/2012 to 12/31/2012...........    $ 8.84       $10.33         16,561
   01/01/2013 to 12/31/2013...........    $10.33       $10.26         47,934
   01/01/2014 to 12/31/2014...........    $10.26       $ 9.69         58,712
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.45       $10.53        171,461
   01/01/2006 to 12/31/2006...........    $10.53       $10.83        140,470
   01/01/2007 to 12/31/2007...........    $10.83       $11.46        143,967
   01/01/2008 to 12/31/2008...........    $11.46       $11.49         76,887
   01/01/2009 to 12/31/2009...........    $11.49       $12.55         56,400
   01/01/2010 to 12/31/2010...........    $12.55       $12.92         54,195
   01/01/2011 to 12/31/2011...........    $12.92       $13.09        150,074
   01/01/2012 to 12/31/2012...........    $13.09       $13.58        431,982
   01/01/2013 to 12/31/2013...........    $13.58       $13.17      1,072,764
   01/01/2014 to 12/31/2014...........    $13.17       $13.04      1,250,697

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.05       $11.23       194,438
    01/01/2006 to 12/31/2006.........    $11.23       $11.54       190,141
    01/01/2007 to 12/31/2007.........    $11.54       $12.39       259,095
    01/01/2008 to 12/31/2008.........    $12.39       $12.00       116,024
    01/01/2009 to 12/31/2009.........    $12.00       $13.86        95,579
    01/01/2010 to 12/31/2010.........    $13.86       $14.79        86,887
    01/01/2011 to 12/31/2011.........    $14.79       $15.13       145,832
    01/01/2012 to 12/31/2012.........    $15.13       $16.39       341,112
    01/01/2013 to 12/31/2013.........    $16.39       $15.94       704,600
    01/01/2014 to 12/31/2014.........    $15.94       $16.47       808,900
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.04             0
    01/01/2006 to 12/31/2006.........    $10.04       $10.75        21,608
    01/01/2007 to 12/31/2007.........    $10.75       $11.58         6,634
    01/01/2008 to 12/31/2008.........    $11.58       $ 9.24         9,452
    01/01/2009 to 12/31/2009.........    $ 9.24       $10.99        16,918
    01/01/2010 to 12/31/2010.........    $10.99       $12.04         8,078
    01/01/2011 to 12/31/2011.........    $12.04       $12.05        76,851
    01/01/2012 to 12/31/2012.........    $12.05       $13.18       159,646
    01/01/2013 to 12/31/2013.........    $13.18       $14.27       216,575
    01/01/2014 to 12/31/2014.........    $14.27       $14.95       296,913
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08            83
    01/01/2012 to 12/31/2012.........    $10.08       $10.70           161
    01/01/2013 to 12/31/2013.........    $10.70       $10.36         5,376
    01/01/2014 to 12/31/2014.........    $10.36       $10.89        16,735
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.54        38,408
    01/01/2007 to 12/31/2007.........    $10.54       $11.64        80,636
    01/01/2008 to 12/31/2008.........    $11.64       $ 6.84         4,508
    01/01/2009 to 12/31/2009.........    $ 6.84       $ 8.54         4,245
    01/01/2010 to 12/31/2010.........    $ 8.54       $10.07        41,032
    01/01/2011 to 12/31/2011.........    $10.07       $ 9.36        24,534
    01/01/2012 to 12/31/2012.........    $ 9.36       $10.48        54,660
    01/01/2013 to 12/31/2013.........    $10.48       $12.15       173,117
    01/01/2014 to 12/31/2014.........    $12.15       $13.15       345,827
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.51       $13.86        30,338
    01/01/2006 to 12/31/2006.........    $13.86       $15.46        17,488
    01/01/2007 to 12/31/2007.........    $15.46       $15.64        19,373
    01/01/2008 to 12/31/2008.........    $15.64       $ 9.50         3,407
    01/01/2009 to 12/31/2009.........    $ 9.50       $11.47         2,749
    01/01/2010 to 12/31/2010.........    $11.47       $13.08         8,780
    01/01/2011 to 12/31/2011.........    $13.08       $13.41         8,672
    01/01/2012 to 12/31/2012.........    $13.41       $15.79        27,042
    01/01/2013 to 12/31/2013.........    $15.79       $20.72        88,401
    01/01/2014 to 12/31/2014.........    $20.72       $24.06        96,241

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.95             0
    01/01/2012 to 12/31/2012.........    $ 8.95       $10.03             0
    01/01/2013 to 12/31/2013.........    $10.03       $12.17         2,455
    01/01/2014 to 12/31/2014.........    $12.17       $12.84         4,509
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.05         1,095
    01/01/2008 to 12/31/2008.........    $10.05       $ 7.21         5,546
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.82         5,823
    01/01/2010 to 12/31/2010.........    $ 8.82       $ 9.78         4,289
    01/01/2011 to 12/31/2011.........    $ 9.78       $ 9.52         8,403
    01/01/2012 to 12/31/2012.........    $ 9.52       $10.40        28,330
    01/01/2013 to 12/31/2013.........    $10.40       $11.59        97,750
    01/01/2014 to 12/31/2014.........    $11.59       $12.08       111,239
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.52             0
    01/01/2008 to 12/31/2008.........    $11.52       $ 7.39            64
    01/01/2009 to 12/31/2009.........    $ 7.39       $ 9.30           980
    01/01/2010 to 12/31/2010.........    $ 9.30       $10.53         2,183
    01/01/2011 to 12/31/2011.........    $10.53       $10.19         4,777
    01/01/2012 to 12/31/2012.........    $10.19       $11.70        54,656
    01/01/2013 to 12/31/2013.........    $11.70       $13.69        70,788
    01/01/2014 to 12/31/2014.........    $13.69       $14.31        94,190
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.70       $13.16        20,232
    01/01/2006 to 12/31/2006.........    $13.16       $14.31        14,559
    01/01/2007 to 12/31/2007.........    $14.31       $15.44        23,656
    01/01/2008 to 12/31/2008.........    $15.44       $10.68           450
    01/01/2009 to 12/31/2009.........    $10.68       $13.49           591
    01/01/2010 to 12/31/2010.........    $13.49       $14.95         6,375
    01/01/2011 to 12/31/2011.........    $14.95       $14.31        14,880
    01/01/2012 to 12/31/2012.........    $14.31       $15.76        32,811
    01/01/2013 to 12/31/2013.........    $15.76       $17.87       106,921
    01/01/2014 to 12/31/2014.........    $17.87       $18.25       159,206
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $20.22       $21.93        25,072
    01/01/2006 to 12/31/2006.........    $21.93       $24.54        28,860
    01/01/2007 to 12/31/2007.........    $24.54       $27.05        27,731
    01/01/2008 to 12/31/2008.........    $27.05       $14.99        12,311
    01/01/2009 to 12/31/2009.........    $14.99       $19.70        10,378
    01/01/2010 to 12/31/2010.........    $19.70       $25.88        11,381
    01/01/2011 to 12/31/2011.........    $25.88       $22.28        28,792
    01/01/2012 to 12/31/2012.........    $22.28       $26.52        66,713
    01/01/2013 to 12/31/2013.........    $26.52       $37.00       145,136
    01/01/2014 to 12/31/2014.........    $37.00       $38.48       177,198

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.59       $12.67         3,463
    01/01/2006 to 12/31/2006.........    $12.67       $14.14         2,993
    01/01/2007 to 12/31/2007.........    $14.14       $15.01         3,455
    01/01/2008 to 12/31/2008.........    $15.01       $ 9.67           706
    01/01/2009 to 12/31/2009.........    $ 9.67       $12.83           712
    01/01/2010 to 12/31/2010.........    $12.83       $17.35           731
    01/01/2011 to 12/31/2011.........    $17.35       $17.02         6,643
    01/01/2012 to 12/31/2012.........    $17.02       $18.92        20,997
    01/01/2013 to 12/31/2013.........    $18.92       $25.35        53,094
    01/01/2014 to 12/31/2014.........    $25.35       $26.08        51,726
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.67       $16.56        70,477
    01/01/2006 to 12/31/2006.........    $16.56       $19.71        57,420
    01/01/2007 to 12/31/2007.........    $19.71       $18.43        57,564
    01/01/2008 to 12/31/2008.........    $18.43       $12.84        20,910
    01/01/2009 to 12/31/2009.........    $12.84       $16.16        14,503
    01/01/2010 to 12/31/2010.........    $16.16       $20.17        15,686
    01/01/2011 to 12/31/2011.........    $20.17       $18.80        45,008
    01/01/2012 to 12/31/2012.........    $18.80       $22.01       119,443
    01/01/2013 to 12/31/2013.........    $22.01       $29.97       260,476
    01/01/2014 to 12/31/2014.........    $29.97       $31.27       299,726
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.50       $14.01        27,235
    01/01/2006 to 12/31/2006.........    $14.01       $15.62        35,932
    01/01/2007 to 12/31/2007.........    $15.62       $16.46        35,914
    01/01/2008 to 12/31/2008.........    $16.46       $12.08         3,840
    01/01/2009 to 12/31/2009.........    $12.08       $14.86         8,302
    01/01/2010 to 12/31/2010.........    $14.86       $16.42        11,699
    01/01/2011 to 12/31/2011.........    $16.42       $16.60        15,089
    01/01/2012 to 12/31/2012.........    $16.60       $18.67       121,875
    01/01/2013 to 12/31/2013.........    $18.67       $21.61       245,839
    01/01/2014 to 12/31/2014.........    $21.61       $22.68       344,918
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.49       $15.15        21,582
    01/01/2006 to 12/31/2006.........    $15.15       $18.22        28,365
    01/01/2007 to 12/31/2007.........    $18.22       $17.41        24,083
    01/01/2008 to 12/31/2008.........    $17.41       $10.03         8,614
    01/01/2009 to 12/31/2009.........    $10.03       $12.30         9,539
    01/01/2010 to 12/31/2010.........    $12.30       $13.80        11,397
    01/01/2011 to 12/31/2011.........    $13.80       $13.46        17,742
    01/01/2012 to 12/31/2012.........    $13.46       $15.64        57,199
    01/01/2013 to 12/31/2013.........    $15.64       $20.09       116,540
    01/01/2014 to 12/31/2014.........    $20.09       $21.40       134,170

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.01       $13.86        30,219
    01/01/2006 to 12/31/2006.........    $13.86       $14.51        29,143
    01/01/2007 to 12/31/2007.........    $14.51       $15.57        55,927
    01/01/2008 to 12/31/2008.........    $15.57       $ 9.17        13,564
    01/01/2009 to 12/31/2009.........    $ 9.17       $13.93        16,776
    01/01/2010 to 12/31/2010.........    $13.93       $15.99        15,801
    01/01/2011 to 12/31/2011.........    $15.99       $15.58        15,045
    01/01/2012 to 12/31/2012.........    $15.58       $18.15        31,299
    01/01/2013 to 12/31/2013.........    $18.15       $25.91        72,697
    01/01/2014 to 12/31/2014.........    $25.91       $27.82       104,575
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.98       $23.41        45,219
    01/01/2006 to 12/31/2006.........    $23.41       $26.88        30,889
    01/01/2007 to 12/31/2007.........    $26.88       $37.43        29,053
    01/01/2008 to 12/31/2008.........    $37.43       $18.55         4,772
    01/01/2009 to 12/31/2009.........    $18.55       $27.46         7,706
    01/01/2010 to 12/31/2010.........    $27.46       $32.78         9,066
    01/01/2011 to 12/31/2011.........    $32.78       $27.64         6,940
    01/01/2012 to 12/31/2012.........    $27.64       $28.38        18,929
    01/01/2013 to 12/31/2013.........    $28.38       $32.45        41,571
    01/01/2014 to 12/31/2014.........    $32.45       $29.47        58,912
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.43       $11.77        49,328
    01/01/2006 to 12/31/2006.........    $11.77       $12.39        35,507
    01/01/2007 to 12/31/2007.........    $12.39       $13.47        55,737
    01/01/2008 to 12/31/2008.........    $13.47       $13.02        21,120
    01/01/2009 to 12/31/2009.........    $13.02       $14.47        21,872
    01/01/2010 to 12/31/2010.........    $14.47       $15.16        23,029
    01/01/2011 to 12/31/2011.........    $15.16       $15.64        30,301
    01/01/2012 to 12/31/2012.........    $15.64       $16.31       108,177
    01/01/2013 to 12/31/2013.........    $16.31       $15.56       269,072
    01/01/2014 to 12/31/2014.........    $15.56       $15.50       339,329
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00             0
    01/01/2006 to 12/31/2006.........    $10.00       $11.47        85,053
    01/01/2007 to 12/31/2007.........    $11.47       $12.45        87,825
    01/01/2008 to 12/31/2008.........    $12.45       $ 7.12         4,702
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 9.06         3,926
    01/01/2010 to 12/31/2010.........    $ 9.06       $10.29         3,251
    01/01/2011 to 12/31/2011.........    $10.29       $ 9.84        24,235
    01/01/2012 to 12/31/2012.........    $ 9.84       $10.83        44,926
    01/01/2013 to 12/31/2013.........    $10.83       $12.93       128,772
    01/01/2014 to 12/31/2014.........    $12.93       $13.52       271,446

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.99             0
    01/01/2008 to 12/31/2008.........    $ 9.99       $ 9.38           437
    01/01/2009 to 12/31/2009.........    $ 9.38       $10.38           197
    01/01/2010 to 12/31/2010.........    $10.38       $11.09             0
    01/01/2011 to 12/31/2011.........    $11.09       $11.65        14,259
    01/01/2012 to 12/31/2012.........    $11.65       $12.45        14,349
    01/01/2013 to 12/31/2013.........    $12.45       $12.16        69,578
    01/01/2014 to 12/31/2014.........    $12.16       $12.91       129,240
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.50         9,308
    01/01/2006 to 12/31/2006.........    $11.50       $12.66         6,319
    01/01/2007 to 12/31/2007.........    $12.66       $13.93         6,306
    01/01/2008 to 12/31/2008.........    $13.93       $ 8.12         2,429
    01/01/2009 to 12/31/2009.........    $ 8.12       $11.25         3,780
    01/01/2010 to 07/16/2010.........    $11.25       $11.07             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.35       $14.20           566
    01/01/2006 to 12/31/2006.........    $14.20       $17.33         1,412
    01/01/2007 to 12/31/2007.........    $17.33       $19.75         6,199
    01/01/2008 to 12/31/2008.........    $19.75       $11.45         1,009
    01/01/2009 to 12/31/2009.........    $11.45       $13.16           834
    01/01/2010 to 07/16/2010.........    $13.16       $12.55             0
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $14.19       $14.60             0
    01/01/2006 to 12/31/2006.........    $14.60       $15.34             0
    01/01/2007 to 12/31/2007.........    $15.34       $17.02         1,940
    01/01/2008 to 12/31/2008.........    $17.02       $12.28             0
    01/01/2009 to 12/31/2009.........    $12.28       $17.52             0
    01/01/2010 to 07/16/2010.........    $17.52       $16.44             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.70       $14.65             0
    01/01/2006 to 12/31/2006.........    $14.65       $15.10             0
    01/01/2007 to 12/31/2007.........    $15.10       $15.82             0
    01/01/2008 to 12/31/2008.........    $15.82       $ 8.81           437
    01/01/2009 to 12/31/2009.........    $ 8.81       $11.24             0
    01/01/2010 to 12/31/2010.........    $11.24       $13.26             0
    01/01/2011 to 12/31/2011.........    $13.26       $11.70             0
    01/01/2012 to 12/31/2012.........    $11.70       $13.20         2,125
    01/01/2013 to 12/31/2013.........    $13.20       $17.15         4,914
    01/01/2014 to 04/25/2014.........    $17.15       $17.72             0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.68         3,472
    01/01/2009 to 12/31/2009.........    $ 6.68       $ 8.61         3,063
    01/01/2010 to 12/31/2010.........    $ 8.61       $ 9.40        30,005
    01/01/2011 to 12/31/2011.........    $ 9.40       $ 9.16        79,227
    01/01/2012 to 09/21/2012.........    $ 9.16       $10.32             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.91       $13.00         8,643
    01/01/2006 to 12/31/2006.........    $13.00       $17.84        10,756
    01/01/2007 to 12/31/2007.........    $17.84       $20.03        23,336
    01/01/2008 to 12/31/2008.........    $20.03       $11.36         1,099
    01/01/2009 to 12/31/2009.........    $11.36       $15.88           309
    01/01/2010 to 12/31/2010.........    $15.88       $17.27         1,563
    01/01/2011 to 12/31/2011.........    $17.27       $15.83         2,117
    01/01/2012 to 12/31/2012.........    $15.83       $19.67         7,066
    01/01/2013 to 12/31/2013.........    $19.67       $22.29        17,857
    01/01/2014 to 04/25/2014.........    $22.29       $21.86             0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.21         1,042
    01/01/2012 to 04/27/2012.........    $ 8.21       $ 9.33             0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.17           922
    01/01/2012 to 12/31/2012.........    $ 9.17       $10.79        13,294
    01/01/2013 to 12/31/2013.........    $10.79       $14.01        22,960
    01/01/2014 to 12/31/2014.........    $14.01       $15.66        26,360
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.91       $16.36         1,464
    01/01/2006 to 12/31/2006.........    $16.36       $18.82           582
    01/01/2007 to 12/31/2007.........    $18.82       $20.92           840
    01/01/2008 to 12/31/2008.........    $20.92       $10.77            62
    01/01/2009 to 12/31/2009.........    $10.77       $15.20         1,248
    01/01/2010 to 12/31/2010.........    $15.20       $18.65            39
    01/01/2011 to 04/29/2011.........    $18.65       $20.82             0
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $13.74       $14.42           489
    01/01/2006 to 12/31/2006.........    $14.42       $16.64         3,636
    01/01/2007 to 12/31/2007.........    $16.64       $12.82           490
    01/01/2008 to 12/31/2008.........    $12.82       $ 5.15           954
    01/01/2009 to 12/31/2009.........    $ 5.15       $ 6.51           388
    01/01/2010 to 12/31/2010.........    $ 6.51       $ 7.12            32
    01/01/2011 to 04/29/2011.........    $ 7.12       $ 7.52             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $12.86       $13.78         8,140
    01/01/2006 to 12/31/2006.........    $13.78       $14.37         7,025
    01/01/2007 to 12/31/2007.........    $14.37       $15.93         5,365
    01/01/2008 to 12/31/2008.........    $15.93       $11.27         2,134
    01/01/2009 to 12/31/2009.........    $11.27       $14.26           619
    01/01/2010 to 12/31/2010.........    $14.26       $14.88         2,903
    01/01/2011 to 12/31/2011.........    $14.88       $15.33         2,852
    01/01/2012 to 12/31/2012.........    $15.33       $18.36         5,452
    01/01/2013 to 12/31/2013.........    $18.36       $25.57        18,425
    01/01/2014 to 12/31/2014.........    $25.57       $30.33        25,417

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.82         3,582
    01/01/2013 to 12/31/2013.........    $ 9.82       $13.33        16,273
    01/01/2014 to 12/31/2014.........    $13.33       $14.27        10,867
 INVESCO V.I. TECHNOLOGY FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.00       $14.18             0
    01/01/2006 to 12/31/2006.........    $14.18       $15.53             0
    01/01/2007 to 12/31/2007.........    $15.53       $16.57             0
    01/01/2008 to 12/31/2008.........    $16.57       $ 9.11             0
    01/01/2009 to 12/31/2009.........    $ 9.11       $14.22             0
    01/01/2010 to 12/31/2010.........    $14.22       $17.09             0
    01/01/2011 to 12/31/2011.........    $17.09       $16.08             0
    01/01/2012 to 12/31/2012.........    $16.08       $17.73             0
    01/01/2013 to 12/31/2013.........    $17.73       $21.99             0
    01/01/2014 to 12/31/2014.........    $21.99       $24.20             0
 NASDAQ TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.71       $10.97             0
    01/01/2006 to 12/31/2006.........    $10.97       $11.83             0
    01/01/2007 to 12/31/2007.........    $11.83       $14.28             0
    01/01/2008 to 12/31/2008.........    $14.28       $ 6.95             0
    01/01/2009 to 12/31/2009.........    $ 6.95       $ 8.05             0
    01/01/2010 to 12/31/2010.........    $ 8.05       $10.40             0
    01/01/2011 to 12/31/2011.........    $10.40       $10.44             0
    01/01/2012 to 12/31/2012.........    $10.44       $11.69             0
    01/01/2013 to 12/31/2013.........    $11.69       $17.25             0
    01/01/2014 to 04/25/2014.........    $17.25       $17.22             0
 NVIT DEVELOPING MARKETS FUND
    01/01/2005 to 12/31/2005.........    $18.68       $24.35        36,179
    01/01/2006 to 12/31/2006.........    $24.35       $32.48        18,809
    01/01/2007 to 12/31/2007.........    $32.48       $46.18        17,445
    01/01/2008 to 12/31/2008.........    $46.18       $19.29         2,001
    01/01/2009 to 12/31/2009.........    $19.29       $31.01         5,357
    01/01/2010 to 12/31/2010.........    $31.01       $35.69         3,410
    01/01/2011 to 12/31/2011.........    $35.69       $27.44         1,755
    01/01/2012 to 12/31/2012.........    $27.44       $31.76        11,912
    01/01/2013 to 12/31/2013.........    $31.76       $31.48        21,064
    01/01/2014 to 12/31/2014.........    $31.48       $29.38        25,570

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ASIA 30
    01/01/2005 to 12/31/2005.........    $15.91       $18.84         1,442
    01/01/2006 to 12/31/2006.........    $18.84       $26.01         8,796
    01/01/2007 to 12/31/2007.........    $26.01       $38.08        10,344
    01/01/2008 to 12/31/2008.........    $38.08       $18.56         1,109
    01/01/2009 to 12/31/2009.........    $18.56       $28.36         2,437
    01/01/2010 to 12/31/2010.........    $28.36       $32.01         1,628
    01/01/2011 to 12/31/2011.........    $32.01       $23.16         1,838
    01/01/2012 to 12/31/2012.........    $23.16       $26.50         4,926
    01/01/2013 to 12/31/2013.........    $26.50       $30.20         8,456
    01/01/2014 to 12/31/2014.........    $30.20       $29.46         7,125
 PROFUND VP BANKS
    01/01/2005 to 12/31/2005.........    $14.41       $14.26           131
    01/01/2006 to 12/31/2006.........    $14.26       $16.31         1,838
    01/01/2007 to 12/31/2007.........    $16.31       $11.75             0
    01/01/2008 to 12/31/2008.........    $11.75       $ 6.18         2,093
    01/01/2009 to 12/31/2009.........    $ 6.18       $ 5.87           236
    01/01/2010 to 12/31/2010.........    $ 5.87       $ 6.30         4,622
    01/01/2011 to 12/31/2011.........    $ 6.30       $ 4.57            32
    01/01/2012 to 12/31/2012.........    $ 4.57       $ 6.04         2,562
    01/01/2013 to 12/31/2013.........    $ 6.04       $ 7.99         6,124
    01/01/2014 to 12/31/2014.........    $ 7.99       $ 8.74         6,582
 PROFUND VP BASIC MATERIALS
    01/01/2005 to 12/31/2005.........    $14.75       $14.97         8,444
    01/01/2006 to 12/31/2006.........    $14.97       $17.13         1,385
    01/01/2007 to 12/31/2007.........    $17.13       $22.19         2,153
    01/01/2008 to 12/31/2008.........    $22.19       $10.68            94
    01/01/2009 to 12/31/2009.........    $10.68       $17.19         5,752
    01/01/2010 to 12/31/2010.........    $17.19       $22.09         4,949
    01/01/2011 to 12/31/2011.........    $22.09       $18.36           880
    01/01/2012 to 12/31/2012.........    $18.36       $19.74         3,161
    01/01/2013 to 12/31/2013.........    $19.74       $23.16        16,622
    01/01/2014 to 12/31/2014.........    $23.16       $23.34        15,045
 PROFUND VP BEAR
    01/01/2005 to 12/31/2005.........    $ 6.74       $ 6.59         4,469
    01/01/2006 to 12/31/2006.........    $ 6.59       $ 6.04           660
    01/01/2007 to 12/31/2007.........    $ 6.04       $ 6.02         4,000
    01/01/2008 to 12/31/2008.........    $ 6.02       $ 8.35        64,139
    01/01/2009 to 12/31/2009.........    $ 8.35       $ 5.97         1,415
    01/01/2010 to 12/31/2010.........    $ 5.97       $ 4.86         2,641
    01/01/2011 to 12/31/2011.........    $ 4.86       $ 4.39         9,379
    01/01/2012 to 12/31/2012.........    $ 4.39       $ 3.63        14,073
    01/01/2013 to 12/31/2013.........    $ 3.63       $ 2.64        23,391
    01/01/2014 to 12/31/2014.........    $ 2.64       $ 2.24        33,775
 PROFUND VP BIOTECHNOLOGY
    01/01/2005 to 12/31/2005.........    $14.88       $17.58             0
    01/01/2006 to 12/31/2006.........    $17.58       $16.71             0
    01/01/2007 to 12/31/2007.........    $16.71       $16.36             0
    01/01/2008 to 12/31/2008.........    $16.36       $16.52             0
    01/01/2009 to 12/31/2009.........    $16.52       $16.98             0
    01/01/2010 to 12/31/2010.........    $16.98       $17.68             0
    01/01/2011 to 12/31/2011.........    $17.68       $18.67             0
    01/01/2012 to 12/31/2012.........    $18.67       $26.04             0
    01/01/2013 to 12/31/2013.........    $26.04       $43.46           477
    01/01/2014 to 12/31/2014.........    $43.46       $55.87           374

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BULL
    01/01/2005 to 12/31/2005.........    $13.10       $13.34         8,105
    01/01/2006 to 12/31/2006.........    $13.34       $15.02        34,012
    01/01/2007 to 12/31/2007.........    $15.02       $15.42         3,149
    01/01/2008 to 12/31/2008.........    $15.42       $ 9.52         1,833
    01/01/2009 to 12/31/2009.........    $ 9.52       $11.73        19,067
    01/01/2010 to 12/31/2010.........    $11.73       $13.09        11,411
    01/01/2011 to 12/31/2011.........    $13.09       $12.97         7,667
    01/01/2012 to 12/31/2012.........    $12.97       $14.64        16,668
    01/01/2013 to 12/31/2013.........    $14.64       $18.83        35,724
    01/01/2014 to 12/31/2014.........    $18.83       $20.80        79,661
 PROFUND VP CONSUMER GOODS PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.60       $12.44        37,503
    01/01/2006 to 12/31/2006.........    $12.44       $13.89        21,598
    01/01/2007 to 12/31/2007.........    $13.89       $14.81        32,160
    01/01/2008 to 12/31/2008.........    $14.81       $10.75         2,660
    01/01/2009 to 12/31/2009.........    $10.75       $12.96         5,402
    01/01/2010 to 12/31/2010.........    $12.96       $15.07         2,270
    01/01/2011 to 12/31/2011.........    $15.07       $15.97         1,893
    01/01/2012 to 12/31/2012.........    $15.97       $17.54           752
    01/01/2013 to 12/31/2013.........    $17.54       $22.33         4,825
    01/01/2014 to 12/31/2014.........    $22.33       $24.40        11,120
 PROFUND VP CONSUMER SERVICES
    01/01/2005 to 12/31/2005.........    $12.57       $11.88             0
    01/01/2006 to 12/31/2006.........    $11.88       $13.18        10,939
    01/01/2007 to 12/31/2007.........    $13.18       $11.99             0
    01/01/2008 to 12/31/2008.........    $11.99       $ 8.15           205
    01/01/2009 to 12/31/2009.........    $ 8.15       $10.57           301
    01/01/2010 to 12/31/2010.........    $10.57       $12.71         1,362
    01/01/2011 to 12/31/2011.........    $12.71       $13.29             0
    01/01/2012 to 12/31/2012.........    $13.29       $16.08         2,350
    01/01/2013 to 12/31/2013.........    $16.08       $22.29         8,930
    01/01/2014 to 12/31/2014.........    $22.29       $24.84         7,836
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $15.12       $16.20         4,013
    01/01/2006 to 12/31/2006.........    $16.20       $18.86         8,532
    01/01/2007 to 12/31/2007.........    $18.86       $21.42        10,444
    01/01/2008 to 12/31/2008.........    $21.42       $11.89         1,124
    01/01/2009 to 12/31/2009.........    $11.89       $15.58         8,121
    01/01/2010 to 12/31/2010.........    $15.58       $15.85         4,661
    01/01/2011 to 12/31/2011.........    $15.85       $14.31         3,656
    01/01/2012 to 12/31/2012.........    $14.31       $16.54         6,926
    01/01/2013 to 12/31/2013.........    $16.54       $19.93        29,186
    01/01/2014 to 12/31/2014.........    $19.93       $18.04        12,094

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $13.77       $14.19           242
    01/01/2006 to 12/31/2006.........    $14.19       $16.50         3,806
    01/01/2007 to 12/31/2007.........    $16.50       $13.23             0
    01/01/2008 to 12/31/2008.........    $13.23       $ 6.48           176
    01/01/2009 to 12/31/2009.........    $ 6.48       $ 7.39            61
    01/01/2010 to 12/31/2010.........    $ 7.39       $ 8.12         4,002
    01/01/2011 to 12/31/2011.........    $ 8.12       $ 6.94            55
    01/01/2012 to 12/31/2012.........    $ 6.94       $ 8.57         6,750
    01/01/2013 to 12/31/2013.........    $ 8.57       $11.22        19,920
    01/01/2014 to 12/31/2014.........    $11.22       $12.56        28,231
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $11.34       $11.91           942
    01/01/2006 to 12/31/2006.........    $11.91       $12.42         9,159
    01/01/2007 to 12/31/2007.........    $12.42       $13.12        14,284
    01/01/2008 to 12/31/2008.........    $13.12       $ 9.85         4,946
    01/01/2009 to 12/31/2009.........    $ 9.85       $11.66         5,526
    01/01/2010 to 12/31/2010.........    $11.66       $11.89         2,444
    01/01/2011 to 12/31/2011.........    $11.89       $12.97         2,154
    01/01/2012 to 12/31/2012.........    $12.97       $15.09         6,423
    01/01/2013 to 12/31/2013.........    $15.09       $20.90        15,027
    01/01/2014 to 12/31/2014.........    $20.90       $25.63        23,801
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $14.58       $14.80         4,139
    01/01/2006 to 12/31/2006.........    $14.80       $16.38           956
    01/01/2007 to 12/31/2007.........    $16.38       $18.14         7,851
    01/01/2008 to 12/31/2008.........    $18.14       $10.70           346
    01/01/2009 to 12/31/2009.........    $10.70       $13.15           879
    01/01/2010 to 12/31/2010.........    $13.15       $16.13         1,068
    01/01/2011 to 12/31/2011.........    $16.13       $15.70           505
    01/01/2012 to 12/31/2012.........    $15.70       $18.02         1,640
    01/01/2013 to 12/31/2013.........    $18.02       $24.67         4,453
    01/01/2014 to 12/31/2014.........    $24.67       $25.82         7,741
 PROFUND VP INTERNET
    01/01/2005 to 12/31/2005.........    $20.26       $21.57             0
    01/01/2006 to 12/31/2006.........    $21.57       $21.67           388
    01/01/2007 to 12/31/2007.........    $21.67       $23.66             0
    01/01/2008 to 12/31/2008.........    $23.66       $12.94             0
    01/01/2009 to 12/31/2009.........    $12.94       $22.73             0
    01/01/2010 to 12/31/2010.........    $22.73       $30.47             0
    01/01/2011 to 12/31/2011.........    $30.47       $28.11             0
    01/01/2012 to 12/31/2012.........    $28.11       $33.36             0
    01/01/2013 to 12/31/2013.........    $33.36       $50.16             0
    01/01/2014 to 12/31/2014.........    $50.16       $50.26            61

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $13.70       $19.24         6,225
   01/01/2006 to 12/31/2006...........    $19.24       $21.13         1,994
   01/01/2007 to 12/31/2007...........    $21.13       $18.85           950
   01/01/2008 to 12/31/2008...........    $18.85       $11.05           944
   01/01/2009 to 12/31/2009...........    $11.05       $12.08           790
   01/01/2010 to 12/31/2010...........    $12.08       $11.19           644
   01/01/2011 to 12/31/2011...........    $11.19       $ 9.03         2,860
   01/01/2012 to 12/31/2012...........    $ 9.03       $11.01           727
   01/01/2013 to 12/31/2013...........    $11.01       $16.17         8,204
   01/01/2014 to 12/31/2014...........    $16.17       $16.54         6,526
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.38       $10.39        23,552
   01/01/2006 to 12/31/2006...........    $10.39       $11.23        32,837
   01/01/2007 to 12/31/2007...........    $11.23       $11.90        25,714
   01/01/2008 to 12/31/2008...........    $11.90       $ 7.60         2,870
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.78         5,500
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.96         2,830
   01/01/2011 to 12/31/2011...........    $10.96       $11.21        12,210
   01/01/2012 to 12/31/2012...........    $11.21       $12.52        13,038
   01/01/2013 to 12/31/2013...........    $12.52       $16.21        53,836
   01/01/2014 to 12/31/2014...........    $16.21       $18.14        68,900
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.38       $10.59        10,355
   01/01/2006 to 12/31/2006...........    $10.59       $12.46        39,742
   01/01/2007 to 12/31/2007...........    $12.46       $12.36        15,207
   01/01/2008 to 12/31/2008...........    $12.36       $ 7.30         5,052
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 8.64         1,909
   01/01/2010 to 12/31/2010...........    $ 8.64       $ 9.66         3,716
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.45         5,808
   01/01/2012 to 12/31/2012...........    $ 9.45       $10.81         9,368
   01/01/2013 to 12/31/2013...........    $10.81       $13.92        23,292
   01/01/2014 to 12/31/2014...........    $13.92       $15.24       123,549
PROFUND VP MID-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $13.72       $15.12         6,778
   01/01/2006 to 12/31/2006...........    $15.12       $15.58         2,395
   01/01/2007 to 12/31/2007...........    $15.58       $17.25         2,450
   01/01/2008 to 12/31/2008...........    $17.25       $10.46         2,131
   01/01/2009 to 12/31/2009...........    $10.46       $14.34         5,590
   01/01/2010 to 12/31/2010...........    $14.34       $18.25         8,933
   01/01/2011 to 12/31/2011...........    $18.25       $17.56         4,154
   01/01/2012 to 12/31/2012...........    $17.56       $20.08         7,689
   01/01/2013 to 12/31/2013...........    $20.08       $25.97        35,892
   01/01/2014 to 12/31/2014...........    $25.97       $27.25        21,489

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   01/01/2005 to 12/31/2005...........    $15.58       $16.80         4,125
   01/01/2006 to 12/31/2006...........    $16.80       $18.70         3,766
   01/01/2007 to 12/31/2007...........    $18.70       $18.71         3,247
   01/01/2008 to 12/31/2008...........    $18.71       $11.81         1,264
   01/01/2009 to 12/31/2009...........    $11.81       $15.32         1,362
   01/01/2010 to 12/31/2010...........    $15.32       $18.28           570
   01/01/2011 to 12/31/2011...........    $18.28       $17.41         5,210
   01/01/2012 to 12/31/2012...........    $17.41       $20.11         7,598
   01/01/2013 to 12/31/2013...........    $20.11       $26.34         8,944
   01/01/2014 to 12/31/2014...........    $26.34       $28.76        10,395
PROFUND VP NASDAQ-100
   01/01/2005 to 12/31/2005...........    $14.66       $14.55         6,952
   01/01/2006 to 12/31/2006...........    $14.55       $15.21           976
   01/01/2007 to 12/31/2007...........    $15.21       $17.73        12,303
   01/01/2008 to 12/31/2008...........    $17.73       $10.10         1,501
   01/01/2009 to 12/31/2009...........    $10.10       $15.22         5,977
   01/01/2010 to 12/31/2010...........    $15.22       $17.84         1,624
   01/01/2011 to 12/31/2011...........    $17.84       $17.93         3,369
   01/01/2012 to 12/31/2012...........    $17.93       $20.66         7,718
   01/01/2013 to 12/31/2013...........    $20.66       $27.49        25,741
   01/01/2014 to 12/31/2014...........    $27.49       $31.87        40,150
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $15.73       $20.47        16,959
   01/01/2006 to 12/31/2006...........    $20.47       $24.48        11,410
   01/01/2007 to 12/31/2007...........    $24.48       $32.13         6,503
   01/01/2008 to 12/31/2008...........    $32.13       $20.08         1,525
   01/01/2009 to 12/31/2009...........    $20.08       $22.98         1,392
   01/01/2010 to 12/31/2010...........    $22.98       $26.82           999
   01/01/2011 to 12/31/2011...........    $26.82       $27.17           707
   01/01/2012 to 12/31/2012...........    $27.17       $27.71         5,928
   01/01/2013 to 12/31/2013...........    $27.71       $34.07        19,830
   01/01/2014 to 12/31/2014...........    $34.07       $30.09        17,045
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.07       $ 8.65        13,048
   01/01/2006 to 12/31/2006...........    $ 8.65       $ 9.61        19,669
   01/01/2007 to 12/31/2007...........    $ 9.61       $ 9.75             0
   01/01/2008 to 12/31/2008...........    $ 9.75       $ 7.78           333
   01/01/2009 to 12/31/2009...........    $ 7.78       $ 9.01           127
   01/01/2010 to 12/31/2010...........    $ 9.01       $ 8.97             0
   01/01/2011 to 12/31/2011...........    $ 8.97       $10.32           191
   01/01/2012 to 12/31/2012...........    $10.32       $11.44         1,325
   01/01/2013 to 12/31/2013...........    $11.44       $14.92         7,301
   01/01/2014 to 12/31/2014...........    $14.92       $17.65        15,212

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2005 to 12/31/2005...........    $13.94       $17.44         2,933
   01/01/2006 to 12/31/2006...........    $17.44       $18.56         4,965
   01/01/2007 to 12/31/2007...........    $18.56       $22.52         5,494
   01/01/2008 to 12/31/2008...........    $22.52       $15.46         6,558
   01/01/2009 to 12/31/2009...........    $15.46       $20.73         7,167
   01/01/2010 to 12/31/2010...........    $20.73       $27.30         6,793
   01/01/2011 to 12/31/2011...........    $27.30       $21.86         6,410
   01/01/2012 to 12/31/2012...........    $21.86       $18.51        12,350
   01/01/2013 to 12/31/2013...........    $18.51       $11.38        24,153
   01/01/2014 to 12/31/2014...........    $11.38       $ 8.59        33,164
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $16.99       $17.98            62
   01/01/2006 to 12/31/2006...........    $17.98       $23.60         1,073
   01/01/2007 to 12/31/2007...........    $23.60       $18.80         1,349
   01/01/2008 to 12/31/2008...........    $18.80       $10.95         1,361
   01/01/2009 to 12/31/2009...........    $10.95       $13.87         1,976
   01/01/2010 to 12/31/2010...........    $13.87       $17.14           169
   01/01/2011 to 12/31/2011...........    $17.14       $17.80           331
   01/01/2012 to 12/31/2012...........    $17.80       $20.67         1,570
   01/01/2013 to 12/31/2013...........    $20.67       $20.50         3,833
   01/01/2014 to 12/31/2014...........    $20.50       $25.40         7,068
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2005 to 12/31/2005...........    $ 8.14       $ 7.43         5,444
   01/01/2006 to 12/31/2006...........    $ 7.43       $ 8.12         4,272
   01/01/2007 to 12/31/2007...........    $ 8.12       $ 7.62           664
   01/01/2008 to 12/31/2008...........    $ 7.62       $ 4.69         1,447
   01/01/2009 to 12/31/2009...........    $ 4.69       $ 6.14         3,962
   01/01/2010 to 12/31/2010...........    $ 6.14       $ 5.11           402
   01/01/2011 to 12/31/2011...........    $ 5.11       $ 3.16         5,066
   01/01/2012 to 12/31/2012...........    $ 3.16       $ 2.92        11,068
   01/01/2013 to 12/31/2013...........    $ 2.92       $ 3.37        58,105
   01/01/2014 to 12/31/2014...........    $ 3.37       $ 2.33        62,916
PROFUND VP SEMICONDUCTOR
   01/01/2005 to 12/31/2005...........    $12.21       $13.14             0
   01/01/2006 to 12/31/2006...........    $13.14       $12.10             0
   01/01/2007 to 12/31/2007...........    $12.10       $12.84             0
   01/01/2008 to 12/31/2008...........    $12.84       $ 6.39             0
   01/01/2009 to 12/31/2009...........    $ 6.39       $10.38             0
   01/01/2010 to 12/31/2010...........    $10.38       $11.56             0
   01/01/2011 to 12/31/2011...........    $11.56       $11.01             0
   01/01/2012 to 12/31/2012...........    $11.01       $10.46             0
   01/01/2013 to 12/31/2013...........    $10.46       $13.83             0
   01/01/2014 to 12/31/2014...........    $13.83       $18.44             0
PROFUND VP SHORT MID-CAP
   01/01/2005 to 12/31/2005...........    $ 9.71       $ 8.71             0
   01/01/2006 to 12/31/2006...........    $ 8.71       $ 8.32             0
   01/01/2007 to 12/31/2007...........    $ 8.32       $ 8.01             0
   01/01/2008 to 12/31/2008...........    $ 8.01       $10.46             0
   01/01/2009 to 12/31/2009...........    $10.46       $ 6.70             0
   01/01/2010 to 12/31/2010...........    $ 6.70       $ 4.92             0
   01/01/2011 to 12/31/2011...........    $ 4.92       $ 4.48             0
   01/01/2012 to 12/31/2012...........    $ 4.48       $ 3.60             0
   01/01/2013 to 12/31/2013...........    $ 3.60       $ 2.58             0
   01/01/2014 to 12/31/2014...........    $ 2.58       $ 2.24             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 5.72       $ 5.71         6,266
   01/01/2006 to 12/31/2006...........    $ 5.71       $ 5.58         6,690
   01/01/2007 to 12/31/2007...........    $ 5.58       $ 4.89           608
   01/01/2008 to 12/31/2008...........    $ 4.89       $ 7.19           207
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 4.23             0
   01/01/2010 to 12/31/2010...........    $ 4.23       $ 3.30             0
   01/01/2011 to 12/31/2011...........    $ 3.30       $ 2.93         1,278
   01/01/2012 to 12/31/2012...........    $ 2.93       $ 2.36           544
   01/01/2013 to 12/31/2013...........    $ 2.36       $ 1.65         2,523
   01/01/2014 to 12/31/2014...........    $ 1.65       $ 1.32        21,223
PROFUND VP SHORT SMALL-CAP
   01/01/2005 to 12/31/2005...........    $ 9.55       $ 9.19             0
   01/01/2006 to 12/31/2006...........    $ 9.19       $ 8.03             0
   01/01/2007 to 12/31/2007...........    $ 8.03       $ 8.32             0
   01/01/2008 to 12/31/2008...........    $ 8.32       $10.23             0
   01/01/2009 to 12/31/2009...........    $10.23       $ 6.86             0
   01/01/2010 to 12/31/2010...........    $ 6.86       $ 4.83             0
   01/01/2011 to 12/31/2011...........    $ 4.83       $ 4.35             0
   01/01/2012 to 12/31/2012...........    $ 4.35       $ 3.49             0
   01/01/2013 to 12/31/2013...........    $ 3.49       $ 2.38             0
   01/01/2014 to 12/31/2014...........    $ 2.38       $ 2.14             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $15.67       $16.70         8,270
   01/01/2006 to 12/31/2006...........    $16.70       $17.98         3,607
   01/01/2007 to 12/31/2007...........    $17.98       $18.55         1,080
   01/01/2008 to 12/31/2008...........    $18.55       $12.12           680
   01/01/2009 to 12/31/2009...........    $12.12       $15.16         4,072
   01/01/2010 to 12/31/2010...........    $15.16       $18.89         4,495
   01/01/2011 to 12/31/2011...........    $18.89       $18.96           877
   01/01/2012 to 12/31/2012...........    $18.96       $21.13         1,364
   01/01/2013 to 12/31/2013...........    $21.13       $29.41        35,152
   01/01/2014 to 12/31/2014...........    $29.41       $29.78        19,120
PROFUND VP SMALL-CAP VALUE
   01/01/2005 to 12/31/2005...........    $16.14       $16.64         3,549
   01/01/2006 to 12/31/2006...........    $16.64       $19.36         5,119
   01/01/2007 to 12/31/2007...........    $19.36       $17.80         2,515
   01/01/2008 to 12/31/2008...........    $17.80       $12.23           704
   01/01/2009 to 12/31/2009...........    $12.23       $14.59           341
   01/01/2010 to 12/31/2010...........    $14.59       $17.65           817
   01/01/2011 to 12/31/2011...........    $17.65       $16.78           771
   01/01/2012 to 12/31/2012...........    $16.78       $19.31         5,089
   01/01/2013 to 12/31/2013...........    $19.31       $26.35        22,629
   01/01/2014 to 12/31/2014...........    $26.35       $27.63        16,405

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TECHNOLOGY
   01/01/2005 to 12/31/2005...........    $13.27       $13.32             0
   01/01/2006 to 12/31/2006...........    $13.32       $14.26             0
   01/01/2007 to 12/31/2007...........    $14.26       $16.17             0
   01/01/2008 to 12/31/2008...........    $16.17       $ 8.92             0
   01/01/2009 to 12/31/2009...........    $ 8.92       $14.26             0
   01/01/2010 to 12/31/2010...........    $14.26       $15.65             0
   01/01/2011 to 12/31/2011...........    $15.65       $15.30             0
   01/01/2012 to 12/31/2012...........    $15.30       $16.73             0
   01/01/2013 to 12/31/2013...........    $16.73       $20.75         3,122
   01/01/2014 to 12/31/2014...........    $20.75       $24.29             0
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $11.68       $10.80        19,106
   01/01/2006 to 12/31/2006...........    $10.80       $14.38        12,104
   01/01/2007 to 12/31/2007...........    $14.38       $15.44             0
   01/01/2008 to 12/31/2008...........    $15.44       $10.04           336
   01/01/2009 to 12/31/2009...........    $10.04       $10.67            84
   01/01/2010 to 12/31/2010...........    $10.67       $12.24           319
   01/01/2011 to 12/31/2011...........    $12.24       $12.35           141
   01/01/2012 to 12/31/2012...........    $12.35       $14.26         2,981
   01/01/2013 to 12/31/2013...........    $14.26       $15.84         4,337
   01/01/2014 to 12/31/2014...........    $15.84       $15.79        11,013
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.57       $11.42         9,067
   01/01/2006 to 12/31/2006...........    $11.42       $10.80         3,356
   01/01/2007 to 12/31/2007...........    $10.80       $11.78        25,731
   01/01/2008 to 12/31/2008...........    $11.78       $17.49        11,251
   01/01/2009 to 12/31/2009...........    $17.49       $11.68           216
   01/01/2010 to 12/31/2010...........    $11.68       $12.74           273
   01/01/2011 to 12/31/2011...........    $12.74       $18.12         8,138
   01/01/2012 to 12/31/2012...........    $18.12       $18.13         6,579
   01/01/2013 to 12/31/2013...........    $18.13       $14.53        17,947
   01/01/2014 to 12/31/2014...........    $14.53       $19.64        18,694
PROFUND VP ULTRABULL
   01/01/2005 to 12/31/2005...........    $16.94       $17.22             0
   01/01/2006 to 12/31/2006...........    $17.22       $21.01           400
   01/01/2007 to 12/31/2007...........    $21.01       $20.99             0
   01/01/2008 to 12/31/2008...........    $20.99       $ 6.78         1,970
   01/01/2009 to 12/31/2009...........    $ 6.78       $ 9.72             0
   01/01/2010 to 12/31/2010...........    $ 9.72       $11.77             0
   01/01/2011 to 12/31/2011...........    $11.77       $11.10            16
   01/01/2012 to 12/31/2012...........    $11.10       $14.18            15
   01/01/2013 to 12/31/2013...........    $14.18       $23.62         2,582
   01/01/2014 to 12/31/2014...........    $23.62       $28.85         2,202

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $21.07       $24.61         1,240
    01/01/2006 to 12/31/2006.........    $24.61       $26.99         2,389
    01/01/2007 to 12/31/2007.........    $26.99       $28.34           720
    01/01/2008 to 12/31/2008.........    $28.34       $ 9.13         1,661
    01/01/2009 to 12/31/2009.........    $ 9.13       $15.01            67
    01/01/2010 to 12/31/2010.........    $15.01       $22.26            35
    01/01/2011 to 12/31/2011.........    $22.26       $19.05         1,460
    01/01/2012 to 12/31/2012.........    $19.05       $25.01         4,130
    01/01/2013 to 12/31/2013.........    $25.01       $42.28         5,454
    01/01/2014 to 12/31/2014.........    $42.28       $48.33         8,872
 PROFUND VP ULTRANASDAQ-100
    01/01/2005 to 12/31/2005.........    $19.78       $18.87             0
    01/01/2006 to 12/31/2006.........    $18.87       $19.61         2,565
    01/01/2007 to 12/31/2007.........    $19.61       $24.97         1,650
    01/01/2008 to 12/31/2008.........    $24.97       $ 6.74             0
    01/01/2009 to 12/31/2009.........    $ 6.74       $14.66             0
    01/01/2010 to 12/31/2010.........    $14.66       $19.65             0
    01/01/2011 to 12/31/2011.........    $19.65       $19.24             0
    01/01/2012 to 12/31/2012.........    $19.24       $25.50             5
    01/01/2013 to 12/31/2013.........    $25.50       $45.24         1,485
    01/01/2014 to 12/31/2014.........    $45.24       $60.90         1,008
 PROFUND VP ULTRASMALL-CAP
    01/01/2005 to 12/31/2005.........    $25.52       $25.24           399
    01/01/2006 to 12/31/2006.........    $25.24       $31.52           263
    01/01/2007 to 12/31/2007.........    $31.52       $27.12             0
    01/01/2008 to 12/31/2008.........    $27.12       $ 9.09         1,523
    01/01/2009 to 12/31/2009.........    $ 9.09       $12.62             0
    01/01/2010 to 12/31/2010.........    $12.62       $18.57             0
    01/01/2011 to 12/31/2011.........    $18.57       $14.94             0
    01/01/2012 to 12/31/2012.........    $14.94       $19.17           557
    01/01/2013 to 12/31/2013.........    $19.17       $35.46         1,728
    01/01/2014 to 12/31/2014.........    $35.46       $37.03         1,476
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $15.33       $17.18         5,667
    01/01/2006 to 12/31/2006.........    $17.18       $20.29         7,031
    01/01/2007 to 12/31/2007.........    $20.29       $23.29        12,338
    01/01/2008 to 12/31/2008.........    $23.29       $15.99         2,352
    01/01/2009 to 12/31/2009.........    $15.99       $17.55         3,810
    01/01/2010 to 12/31/2010.........    $17.55       $18.43         2,243
    01/01/2011 to 12/31/2011.........    $18.43       $21.46         4,084
    01/01/2012 to 12/31/2012.........    $21.46       $21.30         3,836
    01/01/2013 to 12/31/2013.........    $21.30       $23.92         5,483
    01/01/2014 to 12/31/2014.........    $23.92       $29.84        10,310

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PRUDENTIAL SP INTERNATIONAL GROWTH
 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.15           185
    01/01/2006 to 12/31/2006.........    $12.15       $14.57         1,276
    01/01/2007 to 12/31/2007.........    $14.57       $17.26         6,360
    01/01/2008 to 12/31/2008.........    $17.26       $ 8.50         1,256
    01/01/2009 to 12/31/2009.........    $ 8.50       $11.56         4,732
    01/01/2010 to 12/31/2010.........    $11.56       $13.06         4,700
    01/01/2011 to 12/31/2011.........    $13.06       $11.01           396
    01/01/2012 to 12/31/2012.........    $11.01       $13.36         5,672
    01/01/2013 to 12/31/2013.........    $13.36       $15.73         6,061
    01/01/2014 to 12/31/2014.........    $15.73       $14.70        14,675
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 6.83       $ 6.72             0
    01/01/2006 to 12/31/2006.........    $ 6.72       $ 6.16             0
    01/01/2007 to 12/31/2007.........    $ 6.16       $ 6.16             0
    01/01/2008 to 12/31/2008.........    $ 6.16       $ 8.49             0
    01/01/2009 to 12/31/2009.........    $ 8.49       $ 6.10             0
    01/01/2010 to 12/31/2010.........    $ 6.10       $ 5.02             0
    01/01/2011 to 12/31/2011.........    $ 5.02       $ 4.52             0
    01/01/2012 to 12/31/2012.........    $ 4.52       $ 3.72             0
    01/01/2013 to 12/31/2013.........    $ 3.72       $ 2.71             0
    01/01/2014 to 12/31/2014.........    $ 2.71       $ 2.30             0
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.63       $14.66             0
    01/01/2006 to 12/31/2006.........    $14.66       $15.37             0
    01/01/2007 to 12/31/2007.........    $15.37       $17.94             0
    01/01/2008 to 12/31/2008.........    $17.94       $10.33             0
    01/01/2009 to 12/31/2009.........    $10.33       $15.56             0
    01/01/2010 to 12/31/2010.........    $15.56       $18.27             0
    01/01/2011 to 12/31/2011.........    $18.27       $18.49             0
    01/01/2012 to 12/31/2012.........    $18.49       $21.40             0
    01/01/2013 to 12/31/2013.........    $21.40       $28.55             0
    01/01/2014 to 12/31/2014.........    $28.55       $33.23             0
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $15.04       $15.50             0
    01/01/2006 to 12/31/2006.........    $15.50       $18.32             0
    01/01/2007 to 12/31/2007.........    $18.32       $18.36             0
    01/01/2008 to 12/31/2008.........    $18.36       $ 8.28             0
    01/01/2009 to 12/31/2009.........    $ 8.28       $11.12             0
    01/01/2010 to 12/31/2010.........    $11.12       $13.22             0
    01/01/2011 to 12/31/2011.........    $13.22       $12.95             0
    01/01/2012 to 12/31/2012.........    $12.95       $15.69             0
    01/01/2013 to 12/31/2013.........    $15.69       $23.16             0
    01/01/2014 to 12/31/2014.........    $23.16       $27.22             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.80       $11.15         2,003
    01/01/2006 to 12/31/2006.........    $11.15       $11.37         2,352
    01/01/2007 to 12/31/2007.........    $11.37       $11.74         1,631
    01/01/2008 to 12/31/2008.........    $11.74       $ 8.38         1,327
    01/01/2009 to 12/31/2009.........    $ 8.38       $ 9.45           117
    01/01/2010 to 12/31/2010.........    $ 9.45       $11.18            21
    01/01/2011 to 12/31/2011.........    $11.18       $12.02           270
    01/01/2012 to 12/31/2012.........    $12.02       $13.04           816
    01/01/2013 to 12/31/2013.........    $13.04       $18.37         1,310
    01/01/2014 to 04/25/2014.........    $18.37       $18.17             0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.38       $12.10       112,262
    01/01/2006 to 12/31/2006.........    $12.10       $13.37       117,453
    01/01/2007 to 12/31/2007.........    $13.37       $14.50       124,910
    01/01/2008 to 12/31/2008.........    $14.50       $ 7.93         5,258
    01/01/2009 to 12/31/2009.........    $ 7.93       $ 8.88           361
    01/01/2010 to 12/31/2010.........    $ 8.88       $10.48            20
    01/01/2011 to 12/31/2011.........    $10.48       $10.21        11,164
    01/01/2012 to 12/31/2012.........    $10.21       $11.44        17,569
    01/01/2013 to 12/31/2013.........    $11.44       $15.39        26,851
    01/01/2014 to 04/25/2014.........    $15.39       $15.33             0
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $10.10             0
    01/01/2006 to 12/31/2006.........    $10.10       $12.57         2,214
    01/01/2007 to 12/31/2007.........    $12.57       $12.54         2,214
    01/01/2008 to 12/31/2008.........    $12.54       $ 8.89         1,232
    01/01/2009 to 12/31/2009.........    $ 8.89       $10.03            84
    01/01/2010 to 12/31/2010.........    $10.03       $11.61             0
    01/01/2011 to 12/31/2011.........    $11.61       $12.39           845
    01/01/2012 to 12/31/2012.........    $12.39       $13.60           247
    01/01/2013 to 12/31/2013.........    $13.60       $17.63         2,275
    01/01/2014 to 04/25/2014.........    $17.63       $17.40             0
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.81        16,275
    01/01/2006 to 12/31/2006.........    $ 9.81       $11.49        18,797
    01/01/2007 to 12/31/2007.........    $11.49       $11.51        19,163
    01/01/2008 to 12/31/2008.........    $11.51       $ 6.78           618
    01/01/2009 to 12/31/2009.........    $ 6.78       $ 7.67            27
    01/01/2010 to 12/31/2010.........    $ 7.67       $ 8.85            16
    01/01/2011 to 12/31/2011.........    $ 8.85       $ 9.30         1,264
    01/01/2012 to 12/31/2012.........    $ 9.30       $ 9.73         4,723
    01/01/2013 to 12/31/2013.........    $ 9.73       $12.36        21,563
    01/01/2014 to 04/25/2014.........    $12.36       $12.81             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 VALUE LINE TARGET 25 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.65       $15.01           169
    01/01/2006 to 12/31/2006.........    $15.01       $15.30           167
    01/01/2007 to 12/31/2007.........    $15.30       $17.92             0
    01/01/2008 to 12/31/2008.........    $17.92       $ 8.02             0
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 8.52             0
    01/01/2010 to 12/31/2010.........    $ 8.52       $11.01             0
    01/01/2011 to 12/31/2011.........    $11.01       $ 8.22             0
    01/01/2012 to 12/31/2012.........    $ 8.22       $ 9.88             0
    01/01/2013 to 12/31/2013.........    $ 9.88       $12.87             0
    01/01/2014 to 04/25/2014.........    $12.87       $13.77             0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $13.69       $13.99             0
    01/01/2006 to 12/31/2006.........    $13.99       $16.93             0
    01/01/2007 to 12/31/2007.........    $16.93       $16.58             0
    01/01/2008 to 12/31/2008.........    $16.58       $10.68             0
    01/01/2009 to 12/31/2009.........    $10.68       $13.64           173
    01/01/2010 to 07/16/2010.........    $13.64       $13.13             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $13.65       $14.26        14,928
    01/01/2006 to 12/31/2006.........    $14.26       $16.75        11,800
    01/01/2007 to 12/31/2007.........    $16.75       $17.06        12,272
    01/01/2008 to 12/31/2008.........    $17.06       $10.74         1,643
    01/01/2009 to 12/31/2009.........    $10.74       $12.44         1,947
    01/01/2010 to 07/16/2010.........    $12.44       $12.00             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.57       $15.25         2,584
    01/01/2011 to 12/31/2011.........    $15.25       $13.18         4,078
    01/01/2012 to 12/31/2012.........    $13.18       $14.85         7,982
    01/01/2013 to 12/31/2013.........    $14.85       $17.65        19,084
    01/01/2014 to 12/31/2014.........    $17.65       $16.56        24,861
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $12.00       $14.03         1,406
    01/01/2011 to 12/31/2011.........    $14.03       $13.61         1,191
    01/01/2012 to 12/31/2012.........    $13.61       $16.11         2,195
    01/01/2013 to 12/31/2013.........    $16.11       $20.80         4,399
    01/01/2014 to 12/31/2014.........    $20.80       $22.74         7,334
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $16.44       $20.80           288
    01/01/2011 to 12/31/2011.........    $20.80       $19.51           612
    01/01/2012 to 12/31/2012.........    $19.51       $23.35         3,035
    01/01/2013 to 12/31/2013.........    $23.35       $32.44        15,626
    01/01/2014 to 12/31/2014.........    $32.44       $33.47        18,122
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.29         4,049
    01/01/2011 to 12/31/2011.........    $12.29       $11.65         1,617
    01/01/2012 to 12/31/2012.........    $11.65       $12.48         6,724
    01/01/2013 to 12/31/2013.........    $12.48       $18.63        19,878
    01/01/2014 to 12/31/2014.........    $18.63       $18.15        24,092

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (1.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.61        43,725
    01/01/2006 to 12/31/2006.........    $10.61       $11.51        14,896
    01/01/2007 to 12/31/2007.........    $11.51       $11.98        18,903
    01/01/2008 to 12/31/2008.........    $11.98       $11.31         2,910
    01/01/2009 to 12/31/2009.........    $11.31       $13.10         3,789
    01/01/2010 to 12/31/2010.........    $13.10       $15.09         5,807
    01/01/2011 to 12/31/2011.........    $15.09       $15.35        35,322
    01/01/2012 to 12/31/2012.........    $15.35       $17.34        19,933
    01/01/2013 to 12/31/2013.........    $17.34       $18.88        26,410
    01/01/2014 to 12/31/2014.........    $18.88       $19.13         6,594
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02        19,654
    01/01/2006 to 12/31/2006.........    $10.02       $11.09       341,127
    01/01/2007 to 12/31/2007.........    $11.09       $11.99       411,706
    01/01/2008 to 12/31/2008.........    $11.99       $ 8.09       371,911
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.96       250,364
    01/01/2010 to 12/31/2010.........    $ 9.96       $11.04       243,717
    01/01/2011 to 12/31/2011.........    $11.04       $10.64       237,622
    01/01/2012 to 12/31/2012.........    $10.64       $11.86       240,813
    01/01/2013 to 12/31/2013.........    $11.86       $12.91       234,834
    01/01/2014 to 12/31/2014.........    $12.91       $13.27       327,654
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.72       115,950
    01/01/2007 to 12/31/2007.........    $10.72       $11.62       226,629
    01/01/2008 to 12/31/2008.........    $11.62       $ 8.07       252,802
    01/01/2009 to 12/31/2009.........    $ 8.07       $10.09       239,014
    01/01/2010 to 12/31/2010.........    $10.09       $11.35       184,259
    01/01/2011 to 12/31/2011.........    $11.35       $11.25       191,948
    01/01/2012 to 12/31/2012.........    $11.25       $12.66       256,281
    01/01/2013 to 12/31/2013.........    $12.66       $14.61       239,800
    01/01/2014 to 12/31/2014.........    $14.61       $15.35       259,478

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $ 5.12       $ 5.91             0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $ 9.75       $10.85             0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.80       $15.33       443,330
    01/01/2006 to 12/31/2006.........    $15.33       $17.73       299,416
    01/01/2007 to 12/31/2007.........    $17.73       $17.54       228,111
    01/01/2008 to 12/31/2008.........    $17.54       $11.33       154,997
    01/01/2009 to 12/31/2009.........    $11.33       $13.21       198,496
    01/01/2010 to 12/31/2010.........    $13.21       $14.89       169,315
    01/01/2011 to 12/31/2011.........    $14.89       $15.27       162,593
    01/01/2012 to 05/04/2012.........    $15.27       $16.63             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03         3,167
    01/01/2006 to 12/31/2006.........    $10.03       $10.98       145,798
    01/01/2007 to 12/31/2007.........    $10.98       $11.86       133,094
    01/01/2008 to 12/31/2008.........    $11.86       $ 8.37       237,851
    01/01/2009 to 12/31/2009.........    $ 8.37       $10.22       257,542
    01/01/2010 to 12/31/2010.........    $10.22       $11.36       323,653
    01/01/2011 to 12/31/2011.........    $11.36       $11.11       402,312
    01/01/2012 to 12/31/2012.........    $11.11       $12.37       420,485
    01/01/2013 to 12/31/2013.........    $12.37       $14.41       443,366
    01/01/2014 to 12/31/2014.........    $14.41       $15.19       671,511
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.21           608
    01/01/2012 to 12/31/2012.........    $ 9.21       $10.20           601
    01/01/2013 to 12/31/2013.........    $10.20       $11.19         5,235
    01/01/2014 to 12/31/2014.........    $11.19       $11.62        13,261
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.55             0
    01/01/2014 to 12/31/2014.........    $10.55       $10.82           695
 AST BOND PORTFOLIO 2015
    01/28/2008* to 12/31/2008........    $10.00       $11.38       161,639
    01/01/2009 to 12/31/2009.........    $11.38       $11.23       140,596
    01/01/2010 to 12/31/2010.........    $11.23       $12.16        82,764
    01/01/2011 to 12/31/2011.........    $12.16       $12.81        90,616
    01/01/2012 to 12/31/2012.........    $12.81       $13.06        53,184
    01/01/2013 to 12/31/2013.........    $13.06       $12.89        60,588
    01/01/2014 to 12/31/2014.........    $12.89       $12.74        63,451

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.45           981
    01/01/2010 to 12/31/2010.........    $ 9.45       $10.35         1,607
    01/01/2011 to 12/31/2011.........    $10.35       $11.23         5,489
    01/01/2012 to 12/31/2012.........    $11.23       $11.58         5,649
    01/01/2013 to 12/31/2013.........    $11.58       $11.39         1,513
    01/01/2014 to 12/31/2014.........    $11.39       $11.33             0
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.85             0
    01/01/2011 to 12/31/2011.........    $10.85       $11.97         1,453
    01/01/2012 to 12/31/2012.........    $11.97       $12.45         2,044
    01/01/2013 to 12/31/2013.........    $12.45       $12.08             3
    01/01/2014 to 12/31/2014.........    $12.08       $12.13             0
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........    $10.00       $12.13        11,683
    01/01/2009 to 12/31/2009.........    $12.13       $11.28         9,475
    01/01/2010 to 12/31/2010.........    $11.28       $12.41             0
    01/01/2011 to 12/31/2011.........    $12.41       $13.96         2,627
    01/01/2012 to 12/31/2012.........    $13.96       $14.61         4,673
    01/01/2013 to 12/31/2013.........    $14.61       $14.01        23,692
    01/01/2014 to 12/31/2014.........    $14.01       $14.24        12,082
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........    $10.00       $12.20         9,569
    01/01/2009 to 12/31/2009.........    $12.20       $11.14             0
    01/01/2010 to 12/31/2010.........    $11.14       $12.29         4,945
    01/01/2011 to 12/31/2011.........    $12.29       $14.11             0
    01/01/2012 to 12/31/2012.........    $14.11       $14.78        12,165
    01/01/2013 to 12/31/2013.........    $14.78       $13.93        22,233
    01/01/2014 to 12/31/2014.........    $13.93       $14.38        20,528
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.86             0
    01/01/2010 to 12/31/2010.........    $ 8.86       $ 9.81         1,268
    01/01/2011 to 12/31/2011.........    $ 9.81       $11.53             0
    01/01/2012 to 12/31/2012.........    $11.53       $12.13           768
    01/01/2013 to 12/31/2013.........    $12.13       $11.23       169,824
    01/01/2014 to 12/31/2014.........    $11.23       $11.80       176,463
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.10         2,981
    01/01/2011 to 12/31/2011.........    $11.10       $13.22         6,222
    01/01/2012 to 12/31/2012.........    $13.22       $13.97             0
    01/01/2013 to 12/31/2013.........    $13.97       $12.87             0
    01/01/2014 to 12/31/2014.........    $12.87       $13.72         5,617

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.12         3,562
    01/01/2012 to 12/31/2012.........    $12.12       $12.70        19,197
    01/01/2013 to 12/31/2013.........    $12.70       $11.35         1,129
    01/01/2014 to 12/31/2014.........    $11.35       $12.40        15,823
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........    $10.00       $10.48        10,462
    01/01/2013 to 12/31/2013.........    $10.48       $ 9.32       119,441
    01/01/2014 to 12/31/2014.........    $ 9.32       $10.39        49,103
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........    $10.00       $ 8.82        84,645
    01/01/2014 to 12/31/2014.........    $ 8.82       $10.01        89,238
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........    $10.00       $11.39        50,736
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31             0
    01/01/2010 to 12/31/2010.........    $10.31       $11.61             0
    01/01/2011 to 12/31/2011.........    $11.61       $10.82         3,569
    01/01/2012 to 12/31/2012.........    $10.82       $12.13         6,843
    01/01/2013 to 12/31/2013.........    $12.13       $15.78         8,157
    01/01/2014 to 12/31/2014.........    $15.78       $17.22        10,469
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01        54,606
    01/01/2006 to 12/31/2006.........    $10.01       $11.27       402,764
    01/01/2007 to 12/31/2007.........    $11.27       $12.24       420,583
    01/01/2008 to 12/31/2008.........    $12.24       $ 7.88       495,503
    01/01/2009 to 12/31/2009.........    $ 7.88       $ 9.78       462,021
    01/01/2010 to 12/31/2010.........    $ 9.78       $10.98       364,312
    01/01/2011 to 12/31/2011.........    $10.98       $10.61       310,209
    01/01/2012 to 12/31/2012.........    $10.61       $11.94       351,268
    01/01/2013 to 12/31/2013.........    $11.94       $14.50       365,259
    01/01/2014 to 12/31/2014.........    $14.50       $15.36       564,051
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.73             0
    01/01/2014 to 12/31/2014.........    $11.73       $13.19         4,206
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $20.22       $22.99       246,938
    01/01/2006 to 12/31/2006.........    $22.99       $31.12       259,450
    01/01/2007 to 12/31/2007.........    $31.12       $24.67       155,081
    01/01/2008 to 12/31/2008.........    $24.67       $15.86       111,995
    01/01/2009 to 12/31/2009.........    $15.86       $20.71        96,981
    01/01/2010 to 12/31/2010.........    $20.71       $26.39        88,762
    01/01/2011 to 12/31/2011.........    $26.39       $27.85        75,280
    01/01/2012 to 12/31/2012.........    $27.85       $31.80        92,654
    01/01/2013 to 12/31/2013.........    $31.80       $32.47        76,651
    01/01/2014 to 12/31/2014.........    $32.47       $42.08        61,673

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.22       $13.24       126,182
    01/01/2006 to 12/31/2006.........    $13.24       $15.72        88,730
    01/01/2007 to 12/31/2007.........    $15.72       $12.80        75,539
    01/01/2008 to 07/18/2008.........    $12.80       $11.77             0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.73             0
    01/01/2014 to 12/31/2014.........    $ 9.73       $10.13         6,010
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.64       471,243
    01/01/2007 to 12/31/2007.........    $10.64       $11.43       343,893
    01/01/2008 to 12/31/2008.........    $11.43       $ 7.41       176,530
    01/01/2009 to 12/31/2009.........    $ 7.41       $ 9.09       152,714
    01/01/2010 to 12/31/2010.........    $ 9.09       $10.29       126,118
    01/01/2011 to 12/31/2011.........    $10.29       $10.03       140,161
    01/01/2012 to 12/31/2012.........    $10.03       $10.99       144,585
    01/01/2013 to 12/31/2013.........    $10.99       $12.49       139,523
    01/01/2014 to 12/31/2014.........    $12.49       $12.75       179,552
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.01             0
    01/01/2008 to 12/31/2008.........    $10.01       $ 7.21            70
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.66             0
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 9.71         3,036
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.38        15,195
    01/01/2012 to 12/31/2012.........    $ 9.38       $10.55        30,124
    01/01/2013 to 12/31/2013.........    $10.55       $12.45        41,727
    01/01/2014 to 12/31/2014.........    $12.45       $13.03        73,791
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.50             0
    01/01/2009 to 11/13/2009.........    $ 7.50       $ 8.43             0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.80        64,500
    01/01/2013 to 12/31/2013.........    $10.80       $13.30        73,749
    01/01/2014 to 12/31/2014.........    $13.30       $13.59        65,032
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.87         5,822
    01/01/2014 to 12/31/2014.........    $10.87       $11.03        19,006

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.13           192
    01/01/2009 to 12/31/2009.........    $ 6.13       $ 8.20         3,269
    01/01/2010 to 12/31/2010.........    $ 8.20       $ 9.76         8,104
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.18        10,323
    01/01/2012 to 12/31/2012.........    $ 9.18       $11.52        14,435
    01/01/2013 to 12/31/2013.........    $11.52       $11.90        14,755
    01/01/2014 to 12/31/2014.........    $11.90       $13.42        25,783
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $21.22       $21.71       691,889
    01/01/2006 to 12/31/2006.........    $21.71       $23.64       522,509
    01/01/2007 to 12/31/2007.........    $23.64       $26.68       406,767
    01/01/2008 to 12/31/2008.........    $26.68       $15.77       306,283
    01/01/2009 to 12/31/2009.........    $15.77       $23.33       257,290
    01/01/2010 to 12/31/2010.........    $23.33       $25.47       222,209
    01/01/2011 to 12/31/2011.........    $25.47       $24.22       190,087
    01/01/2012 to 12/31/2012.........    $24.22       $28.72       164,258
    01/01/2013 to 12/31/2013.........    $28.72       $36.89       145,284
    01/01/2014 to 02/07/2014.........    $36.89       $36.31             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $23.87       $24.75       889,597
    01/01/2006 to 12/31/2006.........    $24.75       $28.74       634,927
    01/01/2007 to 12/31/2007.........    $28.74       $29.91       507,472
    01/01/2008 to 12/31/2008.........    $29.91       $17.56       379,447
    01/01/2009 to 12/31/2009.........    $17.56       $20.72       266,028
    01/01/2010 to 12/31/2010.........    $20.72       $23.16       214,419
    01/01/2011 to 12/31/2011.........    $23.16       $21.66       193,150
    01/01/2012 to 12/31/2012.........    $21.66       $25.66       182,309
    01/01/2013 to 12/31/2013.........    $25.66       $33.93       177,804
    01/01/2014 to 12/31/2014.........    $33.93       $38.00       225,380
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 4.21       $ 4.37       510,545
    01/01/2006 to 12/31/2006.........    $ 4.37       $ 4.59       411,907
    01/01/2007 to 12/31/2007.........    $ 4.59       $ 5.43       362,040
    01/01/2008 to 12/31/2008.........    $ 5.43       $ 3.18       295,139
    01/01/2009 to 12/31/2009.........    $ 3.18       $ 4.95       301,894
    01/01/2010 to 12/31/2010.........    $ 4.95       $ 5.87       288,663
    01/01/2011 to 12/31/2011.........    $ 5.87       $ 5.64       242,754
    01/01/2012 to 12/31/2012.........    $ 5.64       $ 6.68       295,653
    01/01/2013 to 12/31/2013.........    $ 6.68       $ 8.74       280,627
    01/01/2014 to 12/31/2014.........    $ 8.74       $ 9.65       303,027
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.18             0
    01/01/2008 to 12/31/2008.........    $10.18       $ 7.64        29,480
    01/01/2009 to 12/31/2009.........    $ 7.64       $ 9.33        30,718
    01/01/2010 to 12/31/2010.........    $ 9.33       $10.31        47,765
    01/01/2011 to 12/31/2011.........    $10.31       $10.15        47,893
    01/01/2012 to 12/31/2012.........    $10.15       $11.07        53,335
    01/01/2013 to 12/31/2013.........    $11.07       $12.03        54,982
    01/01/2014 to 12/31/2014.........    $12.03       $12.40        91,758

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $23.27       $24.18        314,873
    01/01/2006 to 12/31/2006.........    $24.18       $28.07        233,276
    01/01/2007 to 12/31/2007.........    $28.07       $26.36        149,378
    01/01/2008 to 12/31/2008.........    $26.36       $19.15        100,029
    01/01/2009 to 12/31/2009.........    $19.15       $24.05         96,518
    01/01/2010 to 12/31/2010.........    $24.05       $30.18         78,409
    01/01/2011 to 12/31/2011.........    $30.18       $30.27         68,981
    01/01/2012 to 12/31/2012.........    $30.27       $34.66         62,151
    01/01/2013 to 12/31/2013.........    $34.66       $47.64         51,383
    01/01/2014 to 12/31/2014.........    $47.64       $50.56         48,790
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.30       $12.23        160,764
    01/01/2006 to 12/31/2006.........    $12.23       $14.74        229,326
    01/01/2007 to 12/31/2007.........    $14.74       $14.77        205,376
    01/01/2008 to 12/31/2008.........    $14.77       $ 9.17        175,827
    01/01/2009 to 12/31/2009.........    $ 9.17       $10.73        110,665
    01/01/2010 to 12/31/2010.........    $10.73       $11.95         84,321
    01/01/2011 to 12/31/2011.........    $11.95       $11.77         70,324
    01/01/2012 to 12/31/2012.........    $11.77       $13.21         70,906
    01/01/2013 to 12/31/2013.........    $13.21       $17.61         70,433
    01/01/2014 to 12/31/2014.........    $17.61       $17.71         71,306
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.48       $16.50        536,787
    01/01/2006 to 12/31/2006.........    $16.50       $18.02        367,783
    01/01/2007 to 12/31/2007.........    $18.02       $18.28        274,834
    01/01/2008 to 12/31/2008.........    $18.28       $13.48        191,706
    01/01/2009 to 12/31/2009.........    $13.48       $18.09        206,875
    01/01/2010 to 12/31/2010.........    $18.09       $20.32        182,892
    01/01/2011 to 12/31/2011.........    $20.32       $20.76        158,058
    01/01/2012 to 12/31/2012.........    $20.76       $23.40        149,195
    01/01/2013 to 12/31/2013.........    $23.40       $24.83        127,818
    01/01/2014 to 12/31/2014.........    $24.83       $25.21        119,011
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.21       $18.70      1,375,954
    01/01/2006 to 12/31/2006.........    $18.70       $22.40        998,444
    01/01/2007 to 12/31/2007.........    $22.40       $26.40        715,857
    01/01/2008 to 12/31/2008.........    $26.40       $13.01        552,699
    01/01/2009 to 12/31/2009.........    $13.01       $17.42        377,357
    01/01/2010 to 12/31/2010.........    $17.42       $19.75        307,090
    01/01/2011 to 12/31/2011.........    $19.75       $17.03        256,898
    01/01/2012 to 12/31/2012.........    $17.03       $20.29        244,689
    01/01/2013 to 12/31/2013.........    $20.29       $23.91        227,893
    01/01/2014 to 12/31/2014.........    $23.91       $22.37        244,156

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.44       $16.26       278,069
    01/01/2006 to 12/31/2006.........    $16.26       $20.51       197,824
    01/01/2007 to 12/31/2007.........    $20.51       $23.92       246,638
    01/01/2008 to 12/31/2008.........    $23.92       $13.26       126,470
    01/01/2009 to 12/31/2009.........    $13.26       $17.13       165,528
    01/01/2010 to 12/31/2010.........    $17.13       $18.84       155,007
    01/01/2011 to 12/31/2011.........    $18.84       $16.31       132,978
    01/01/2012 to 12/31/2012.........    $16.31       $18.84        69,926
    01/01/2013 to 12/31/2013.........    $18.84       $22.29        59,140
    01/01/2014 to 12/31/2014.........    $22.29       $20.59        60,486
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.20             0
    01/01/2008 to 12/31/2008.........    $10.20       $ 7.00        10,506
    01/01/2009 to 12/31/2009.........    $ 7.00       $ 8.77        51,936
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.89        69,518
    01/01/2011 to 12/31/2011.........    $ 9.89       $ 9.73        61,897
    01/01/2012 to 12/31/2012.........    $ 9.73       $10.94        23,928
    01/01/2013 to 12/31/2013.........    $10.94       $12.60        42,546
    01/01/2014 to 12/31/2014.........    $12.60       $13.26        51,500
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $18.02       $19.81       307,351
    01/01/2006 to 12/31/2006.........    $19.81       $24.08       284,449
    01/01/2007 to 12/31/2007.........    $24.08       $26.09       233,797
    01/01/2008 to 12/31/2008.........    $26.09       $15.14       128,075
    01/01/2009 to 12/31/2009.........    $15.14       $20.37       111,338
    01/01/2010 to 12/31/2010.........    $20.37       $21.61        99,329
    01/01/2011 to 12/31/2011.........    $21.61       $19.43        88,820
    01/01/2012 to 12/31/2012.........    $19.43       $23.46       106,686
    01/01/2013 to 12/31/2013.........    $23.46       $26.79        85,086
    01/01/2014 to 12/31/2014.........    $26.79       $24.83        91,810
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.79       $18.83       159,963
    01/01/2006 to 12/31/2006.........    $18.83       $20.72       125,210
    01/01/2007 to 12/31/2007.........    $20.72       $20.91        89,434
    01/01/2008 to 12/31/2008.........    $20.91       $17.06       109,736
    01/01/2009 to 12/31/2009.........    $17.06       $20.61        89,471
    01/01/2010 to 12/31/2010.........    $20.61       $21.89        83,097
    01/01/2011 to 12/31/2011.........    $21.89       $21.72        94,146
    01/01/2012 to 12/31/2012.........    $21.72       $23.81       101,774
    01/01/2013 to 12/31/2013.........    $23.81       $26.18       113,447
    01/01/2014 to 12/31/2014.........    $26.18       $27.33       111,693

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.30              0
    01/01/2010 to 12/31/2010.........    $10.30       $11.35          9,275
    01/01/2011 to 12/31/2011.........    $11.35       $11.31          7,961
    01/01/2012 to 12/31/2012.........    $11.31       $12.90         14,252
    01/01/2013 to 12/31/2013.........    $12.90       $17.43         17,064
    01/01/2014 to 12/31/2014.........    $17.43       $18.90         20,130
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $21.41       $22.56        756,545
    01/01/2006 to 12/31/2006.........    $22.56       $26.46        561,914
    01/01/2007 to 12/31/2007.........    $26.46       $25.41        451,318
    01/01/2008 to 12/31/2008.........    $25.41       $14.72        267,385
    01/01/2009 to 12/31/2009.........    $14.72       $17.40        205,587
    01/01/2010 to 12/31/2010.........    $17.40       $19.50        184,694
    01/01/2011 to 12/31/2011.........    $19.50       $18.50        150,135
    01/01/2012 to 12/31/2012.........    $18.50       $21.40        129,302
    01/01/2013 to 12/31/2013.........    $21.40       $29.63        125,403
    01/01/2014 to 12/31/2014.........    $29.63       $33.37        125,702
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.44       $18.45      1,703,575
    01/01/2006 to 12/31/2006.........    $18.45       $19.59      1,313,181
    01/01/2007 to 12/31/2007.........    $19.59       $22.29        971,315
    01/01/2008 to 12/31/2008.........    $22.29       $12.43        710,826
    01/01/2009 to 12/31/2009.........    $12.43       $15.97        454,565
    01/01/2010 to 12/31/2010.........    $15.97       $18.93        364,357
    01/01/2011 to 12/31/2011.........    $18.93       $18.57        314,477
    01/01/2012 to 12/31/2012.........    $18.57       $20.64        298,859
    01/01/2013 to 12/31/2013.........    $20.64       $27.92        283,764
    01/01/2014 to 12/31/2014.........    $27.92       $30.57        483,667
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.84       $12.86        424,592
    01/01/2006 to 12/31/2006.........    $12.86       $13.98        309,646
    01/01/2007 to 12/31/2007.........    $13.98       $14.68        220,080
    01/01/2008 to 12/31/2008.........    $14.68       $11.16        140,679
    01/01/2009 to 12/31/2009.........    $11.16       $14.87        152,690
    01/01/2010 to 12/31/2010.........    $14.87       $16.69        119,402
    01/01/2011 to 12/31/2011.........    $16.69       $18.20         95,056
    01/01/2012 to 12/31/2012.........    $18.20       $19.09        125,238
    01/01/2013 to 12/31/2013.........    $19.09       $18.52        176,423
    01/01/2014 to 12/31/2014.........    $18.52       $19.51        186,315
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.56       $12.31        266,731
    01/01/2006 to 12/31/2006.........    $12.31       $15.16        364,534
    01/01/2007 to 12/31/2007.........    $15.16       $16.41        233,832
    01/01/2008 to 12/31/2008.........    $16.41       $10.73        185,745
    01/01/2009 to 12/31/2009.........    $10.73       $13.96        141,465
    01/01/2010 to 12/31/2010.........    $13.96       $15.49        128,001
    01/01/2011 to 12/31/2011.........    $15.49       $14.86        129,617
    01/01/2012 to 12/31/2012.........    $14.86       $18.10        130,547
    01/01/2013 to 12/31/2013.........    $18.10       $22.87        118,400
    01/01/2014 to 12/31/2014.........    $22.87       $23.46        130,400

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.67       $ 8.07        805,105
    01/01/2006 to 12/31/2006.........    $ 8.07       $ 8.76        497,254
    01/01/2007 to 12/31/2007.........    $ 8.76       $ 9.99        385,830
    01/01/2008 to 12/31/2008.........    $ 9.99       $ 6.30        283,991
    01/01/2009 to 12/31/2009.........    $ 6.30       $ 7.75        357,512
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.65        303,538
    01/01/2011 to 12/31/2011.........    $ 8.65       $ 8.52        270,926
    01/01/2012 to 12/31/2012.........    $ 8.52       $ 9.87        195,704
    01/01/2013 to 12/31/2013.........    $ 9.87       $13.36        147,093
    01/01/2014 to 12/31/2014.........    $13.36       $14.38        157,123
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.22              0
    01/01/2013 to 12/31/2013.........    $10.22       $13.61              0
    01/01/2014 to 12/31/2014.........    $13.61       $14.85            640
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.75       $12.27        210,543
    01/01/2006 to 12/31/2006.........    $12.27       $13.88        157,956
    01/01/2007 to 12/31/2007.........    $13.88       $14.12        123,018
    01/01/2008 to 12/31/2008.........    $14.12       $ 8.65         81,270
    01/01/2009 to 12/31/2009.........    $ 8.65       $11.89         67,540
    01/01/2010 to 12/31/2010.........    $11.89       $14.55         63,900
    01/01/2011 to 12/31/2011.........    $14.55       $13.91         39,508
    01/01/2012 to 12/31/2012.........    $13.91       $16.30         57,927
    01/01/2013 to 12/31/2013.........    $16.30       $21.37         35,635
    01/01/2014 to 12/31/2014.........    $21.37       $24.32         39,075
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.93       $13.15      2,244,841
    01/01/2006 to 12/31/2006.........    $13.15       $13.62      1,798,935
    01/01/2007 to 12/31/2007.........    $13.62       $14.14      2,274,112
    01/01/2008 to 12/31/2008.........    $14.14       $14.35      2,934,205
    01/01/2009 to 12/31/2009.........    $14.35       $14.25      1,421,640
    01/01/2010 to 12/31/2010.........    $14.25       $14.11      1,176,323
    01/01/2011 to 12/31/2011.........    $14.11       $13.97        824,499
    01/01/2012 to 12/31/2012.........    $13.97       $13.83        713,101
    01/01/2013 to 12/31/2013.........    $13.83       $13.69        710,651
    01/01/2014 to 12/31/2014.........    $13.69       $13.55      1,050,285

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $28.87       $32.03       677,141
   01/01/2006 to 12/31/2006...........    $32.03       $35.12       498,481
   01/01/2007 to 12/31/2007...........    $35.12       $35.87       379,524
   01/01/2008 to 12/31/2008...........    $35.87       $20.51       269,632
   01/01/2009 to 12/31/2009...........    $20.51       $28.55       181,892
   01/01/2010 to 12/31/2010...........    $28.55       $34.89       147,445
   01/01/2011 to 12/31/2011...........    $34.89       $33.69       125,064
   01/01/2012 to 12/31/2012...........    $33.69       $39.06       118,486
   01/01/2013 to 12/31/2013...........    $39.06       $54.91       108,908
   01/01/2014 to 12/31/2014...........    $54.91       $62.11       125,689
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08             0
   01/01/2012 to 12/31/2012...........    $10.08       $10.47             0
   01/01/2013 to 12/31/2013...........    $10.47       $10.07             0
   01/01/2014 to 12/31/2014...........    $10.07       $10.48        13,907
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $19.33       $21.72       615,302
   01/01/2006 to 12/31/2006...........    $21.72       $24.53       482,893
   01/01/2007 to 12/31/2007...........    $24.53       $29.67       403,400
   01/01/2008 to 12/31/2008...........    $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009...........    $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010...........    $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011...........    $27.32       $27.50       154,240
   01/01/2012 to 12/31/2012...........    $27.50       $30.60       127,169
   01/01/2013 to 12/31/2013...........    $30.60       $40.17       109,479
   01/01/2014 to 12/31/2014...........    $40.17       $42.93       105,092
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 9.86       $ 9.80       493,131
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.46       384,483
   01/01/2007 to 12/31/2007...........    $10.46       $12.29       291,364
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010...........    $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011...........    $10.10       $11.35             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.37       163,468
   01/01/2013 to 12/31/2013...........    $10.37       $12.21       196,043
   01/01/2014 to 12/31/2014...........    $12.21       $12.71       234,433
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59           354
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.22        21,493
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.16        57,487
   01/01/2011 to 12/31/2011...........    $11.16       $ 8.81        55,390
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.28        54,656
   01/01/2013 to 12/31/2013...........    $10.28       $10.20        49,534
   01/01/2014 to 12/31/2014...........    $10.20       $ 9.63        56,193

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.19       $15.29        819,368
   01/01/2006 to 12/31/2006...........    $15.29       $15.71        607,017
   01/01/2007 to 12/31/2007...........    $15.71       $16.61        476,073
   01/01/2008 to 12/31/2008...........    $16.61       $16.63        417,181
   01/01/2009 to 12/31/2009...........    $16.63       $18.15        376,120
   01/01/2010 to 12/31/2010...........    $18.15       $18.67        283,949
   01/01/2011 to 12/31/2011...........    $18.67       $18.90        241,831
   01/01/2012 to 12/31/2012...........    $18.90       $19.58        267,544
   01/01/2013 to 12/31/2013...........    $19.58       $18.97        254,029
   01/01/2014 to 12/31/2014...........    $18.97       $18.76        315,321
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $18.32       $18.60      1,489,089
   01/01/2006 to 12/31/2006...........    $18.60       $19.10      1,200,002
   01/01/2007 to 12/31/2007...........    $19.10       $20.48        932,528
   01/01/2008 to 12/31/2008...........    $20.48       $19.82        673,230
   01/01/2009 to 12/31/2009...........    $19.82       $22.86        695,034
   01/01/2010 to 12/31/2010...........    $22.86       $24.38        586,949
   01/01/2011 to 12/31/2011...........    $24.38       $24.90        532,204
   01/01/2012 to 12/31/2012...........    $24.90       $26.95        554,965
   01/01/2013 to 12/31/2013...........    $26.95       $26.19        425,830
   01/01/2014 to 12/31/2014...........    $26.19       $27.03        366,814
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04              0
   01/01/2006 to 12/31/2006...........    $10.04       $10.73         83,255
   01/01/2007 to 12/31/2007...........    $10.73       $11.55         89,895
   01/01/2008 to 12/31/2008...........    $11.55       $ 9.21        152,701
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94        182,513
   01/01/2010 to 12/31/2010...........    $10.94       $11.98        203,990
   01/01/2011 to 12/31/2011...........    $11.98       $11.98        173,004
   01/01/2012 to 12/31/2012...........    $11.98       $13.09        274,996
   01/01/2013 to 12/31/2013...........    $13.09       $14.15        348,267
   01/01/2014 to 12/31/2014...........    $14.15       $14.82        425,734
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.08              0
   01/01/2012 to 12/31/2012...........    $10.08       $10.69              0
   01/01/2013 to 12/31/2013...........    $10.69       $10.34              0
   01/01/2014 to 12/31/2014...........    $10.34       $10.86            296
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54          9,894
   01/01/2007 to 12/31/2007...........    $10.54       $11.62        104,706
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.82        145,715
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.51        130,430
   01/01/2010 to 12/31/2010...........    $ 8.51       $10.02        119,611
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.31        121,090
   01/01/2012 to 12/31/2012...........    $ 9.31       $10.40         69,098
   01/01/2013 to 12/31/2013...........    $10.40       $12.05         57,048
   01/01/2014 to 12/31/2014...........    $12.05       $13.03         91,309

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.18       $13.51       616,629
   01/01/2006 to 12/31/2006...........    $13.51       $15.06       490,494
   01/01/2007 to 12/31/2007...........    $15.06       $15.22       396,251
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.23       222,439
   01/01/2009 to 12/31/2009...........    $ 9.23       $11.14       165,516
   01/01/2010 to 12/31/2010...........    $11.14       $12.68       148,208
   01/01/2011 to 12/31/2011...........    $12.68       $12.99       123,296
   01/01/2012 to 12/31/2012...........    $12.99       $15.28       121,362
   01/01/2013 to 12/31/2013...........    $15.28       $20.03       108,667
   01/01/2014 to 12/31/2014...........    $20.03       $23.24       131,331
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.94             0
   01/01/2012 to 12/31/2012...........    $ 8.94       $10.01         5,703
   01/01/2013 to 12/31/2013...........    $10.01       $12.14         7,780
   01/01/2014 to 12/31/2014...........    $12.14       $12.79        37,229
AST RCM WORLD TRENDS PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.05         3,529
   01/01/2008 to 12/31/2008...........    $10.05       $ 7.21        13,812
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.80        41,533
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.75        52,644
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.48       111,110
   01/01/2012 to 12/31/2012...........    $ 9.48       $10.35       139,141
   01/01/2013 to 12/31/2013...........    $10.35       $11.52       120,205
   01/01/2014 to 12/31/2014...........    $11.52       $11.99       133,536
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.52             0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.39         7,390
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 9.28        19,879
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.50        19,915
   01/01/2011 to 12/31/2011...........    $10.50       $10.15        22,151
   01/01/2012 to 12/31/2012...........    $10.15       $11.64        32,123
   01/01/2013 to 12/31/2013...........    $11.64       $13.61        87,038
   01/01/2014 to 12/31/2014...........    $13.61       $14.20       124,620
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.63       $16.18       137,064
   01/01/2006 to 12/31/2006...........    $16.18       $17.57        91,065
   01/01/2007 to 12/31/2007...........    $17.57       $18.95        57,993
   01/01/2008 to 12/31/2008...........    $18.95       $13.09        38,831
   01/01/2009 to 12/31/2009...........    $13.09       $16.52        56,078
   01/01/2010 to 12/31/2010...........    $16.52       $18.28        55,356
   01/01/2011 to 12/31/2011...........    $18.28       $17.49        63,882
   01/01/2012 to 12/31/2012...........    $17.49       $19.24        63,454
   01/01/2013 to 12/31/2013...........    $19.24       $21.79        58,385
   01/01/2014 to 12/31/2014...........    $21.79       $22.23        64,967

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.23       $11.08       307,582
   01/01/2006 to 12/31/2006...........    $11.08       $12.39       237,563
   01/01/2007 to 12/31/2007...........    $12.39       $13.64       189,572
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010...........    $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011...........    $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012...........    $11.19       $13.30       130,099
   01/01/2013 to 12/31/2013...........    $13.30       $18.55       126,485
   01/01/2014 to 12/31/2014...........    $18.55       $19.27       145,335
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.24       $15.32       391,088
   01/01/2006 to 12/31/2006...........    $15.32       $17.08       302,393
   01/01/2007 to 12/31/2007...........    $17.08       $18.11       238,483
   01/01/2008 to 12/31/2008...........    $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009...........    $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010...........    $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011...........    $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012...........    $20.46       $22.72       122,406
   01/01/2013 to 12/31/2013...........    $22.72       $30.40        97,212
   01/01/2014 to 12/31/2014...........    $30.40       $31.25        88,416
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $19.98       $21.09       659,764
   01/01/2006 to 12/31/2006...........    $21.09       $25.06       459,202
   01/01/2007 to 12/31/2007...........    $25.06       $23.42       357,717
   01/01/2008 to 12/31/2008...........    $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009...........    $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010...........    $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011...........    $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012...........    $23.79       $27.83       104,650
   01/01/2013 to 12/31/2013...........    $27.83       $37.86       104,841
   01/01/2014 to 12/31/2014...........    $37.86       $39.45       128,407
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2005 to 12/31/2005...........    $21.12       $21.89       257,992
   01/01/2006 to 12/31/2006...........    $21.89       $24.38       190,337
   01/01/2007 to 12/31/2007...........    $24.38       $25.66       177,727
   01/01/2008 to 12/31/2008...........    $25.66       $18.81       170,365
   01/01/2009 to 12/31/2009...........    $18.81       $23.12       143,983
   01/01/2010 to 12/31/2010...........    $23.12       $25.53       132,162
   01/01/2011 to 12/31/2011...........    $25.53       $25.78       105,184
   01/01/2012 to 12/31/2012...........    $25.78       $28.96       159,208
   01/01/2013 to 12/31/2013...........    $28.96       $33.50       197,834
   01/01/2014 to 12/31/2014...........    $33.50       $35.11       243,904

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.39       $12.95       504,593
   01/01/2006 to 12/31/2006...........    $12.95       $15.55       544,728
   01/01/2007 to 12/31/2007...........    $15.55       $14.85       396,679
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009...........    $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010...........    $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011...........    $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012...........    $11.43       $13.27       174,018
   01/01/2013 to 12/31/2013...........    $13.27       $17.03        99,497
   01/01/2014 to 12/31/2014...........    $17.03       $18.12       123,842
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.10       $15.10       290,918
   01/01/2006 to 12/31/2006...........    $15.10       $15.79       187,695
   01/01/2007 to 12/31/2007...........    $15.79       $16.92       156,491
   01/01/2008 to 12/31/2008...........    $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009...........    $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010...........    $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011...........    $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012...........    $16.87       $19.63       117,823
   01/01/2013 to 12/31/2013...........    $19.63       $28.00       106,243
   01/01/2014 to 12/31/2014...........    $28.00       $30.03       124,055
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $32.52       $42.30       125,600
   01/01/2006 to 12/31/2006...........    $42.30       $48.53       115,732
   01/01/2007 to 12/31/2007...........    $48.53       $67.50        91,058
   01/01/2008 to 12/31/2008...........    $67.50       $33.42        67,882
   01/01/2009 to 12/31/2009...........    $33.42       $49.42        59,018
   01/01/2010 to 12/31/2010...........    $49.42       $58.93        51,233
   01/01/2011 to 12/31/2011...........    $58.93       $49.64        45,841
   01/01/2012 to 12/31/2012...........    $49.64       $50.92        40,026
   01/01/2013 to 12/31/2013...........    $50.92       $58.16        34,744
   01/01/2014 to 12/31/2014...........    $58.16       $52.77        34,309
AST TEMPLETON GLOBAL BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.10       $14.28       284,631
   01/01/2006 to 12/31/2006...........    $14.28       $15.03       254,348
   01/01/2007 to 12/31/2007...........    $15.03       $16.31       195,478
   01/01/2008 to 12/31/2008...........    $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009...........    $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010...........    $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011...........    $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012...........    $18.87       $19.66       130,910
   01/01/2013 to 12/31/2013...........    $19.66       $18.73       127,379
   01/01/2014 to 12/31/2014...........    $18.73       $18.65       144,106

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        11,692
   01/01/2006 to 12/31/2006...........    $10.00       $11.46       100,572
   01/01/2007 to 12/31/2007...........    $11.46       $12.42        62,773
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.09       126,503
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.02        66,395
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.24        85,069
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.78        56,049
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.75        53,655
   01/01/2013 to 12/31/2013...........    $10.75       $12.83        94,298
   01/01/2014 to 12/31/2014...........    $12.83       $13.40       148,953
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009...........    $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010...........    $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011...........    $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012...........    $11.60       $12.39        38,757
   01/01/2013 to 12/31/2013...........    $12.39       $12.08        28,282
   01/01/2014 to 12/31/2014...........    $12.08       $12.82        64,295
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.49        55,526
   01/01/2006 to 12/31/2006...........    $11.49       $12.63        41,197
   01/01/2007 to 12/31/2007...........    $12.63       $13.89        30,469
   01/01/2008 to 12/31/2008...........    $13.89       $ 8.09        20,816
   01/01/2009 to 12/31/2009...........    $ 8.09       $11.20        16,013
   01/01/2010 to 07/16/2010...........    $11.20       $11.01             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2005 to 12/31/2005...........    $12.34       $14.17        52,297
   01/01/2006 to 12/31/2006...........    $14.17       $17.28        53,932
   01/01/2007 to 12/31/2007...........    $17.28       $19.67        52,809
   01/01/2008 to 12/31/2008...........    $19.67       $11.40        35,866
   01/01/2009 to 12/31/2009...........    $11.40       $13.08        27,089
   01/01/2010 to 07/16/2010...........    $13.08       $12.47             0
EVERGREEN VA OMEGA FUND
   01/01/2005 to 12/31/2005...........    $ 9.84       $10.12        14,665
   01/01/2006 to 12/31/2006...........    $10.12       $10.62        12,496
   01/01/2007 to 12/31/2007...........    $10.62       $11.77         5,307
   01/01/2008 to 12/31/2008...........    $11.77       $ 8.49         6,360
   01/01/2009 to 12/31/2009...........    $ 8.49       $12.10        13,022
   01/01/2010 to 07/16/2010...........    $12.10       $11.34             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 4.93       $ 4.91       281,148
   01/01/2006 to 12/31/2006...........    $ 4.91       $ 5.06       245,285
   01/01/2007 to 12/31/2007...........    $ 5.06       $ 5.29       215,014
   01/01/2008 to 12/31/2008...........    $ 5.29       $ 2.94       172,446
   01/01/2009 to 12/31/2009...........    $ 2.94       $ 3.75       134,779
   01/01/2010 to 12/31/2010...........    $ 3.75       $ 4.42       108,376
   01/01/2011 to 12/31/2011...........    $ 4.42       $ 3.90       111,046
   01/01/2012 to 12/31/2012...........    $ 3.90       $ 4.39        96,808
   01/01/2013 to 12/31/2013...........    $ 4.39       $ 5.70        91,130
   01/01/2014 to 04/25/2014...........    $ 5.70       $ 5.89             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.67         4,104
   01/01/2009 to 12/31/2009...........    $ 6.67       $ 8.59        14,124
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.38        39,395
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.13        36,737
   01/01/2012 to 09/21/2012...........    $ 9.13       $10.28             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.15       $14.34       254,338
   01/01/2006 to 12/31/2006...........    $14.34       $19.65       268,447
   01/01/2007 to 12/31/2007...........    $19.65       $22.05       315,627
   01/01/2008 to 12/31/2008...........    $22.05       $12.49       179,528
   01/01/2009 to 12/31/2009...........    $12.49       $17.45       141,853
   01/01/2010 to 12/31/2010...........    $17.45       $18.95        97,424
   01/01/2011 to 12/31/2011...........    $18.95       $17.36        83,403
   01/01/2012 to 12/31/2012...........    $17.36       $21.54        59,162
   01/01/2013 to 12/31/2013...........    $21.54       $24.38        47,178
   01/01/2014 to 04/25/2014...........    $24.38       $23.91             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.21        20,926
   01/01/2012 to 04/27/2012...........    $ 8.21       $ 9.32             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.16        13,364
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.77        13,248
   01/01/2013 to 12/31/2013...........    $10.77       $13.97        16,703
   01/01/2014 to 12/31/2014...........    $13.97       $15.60        28,655
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $ 9.36       $10.25       160,311
   01/01/2006 to 12/31/2006...........    $10.25       $11.79       103,085
   01/01/2007 to 12/31/2007...........    $11.79       $13.09        74,613
   01/01/2008 to 12/31/2008...........    $13.09       $ 6.73        49,434
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 9.49        40,967
   01/01/2010 to 12/31/2010...........    $ 9.49       $11.63        27,915
   01/01/2011 to 04/29/2011...........    $11.63       $12.98             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $14.64       $15.35        70,292
   01/01/2006 to 12/31/2006...........    $15.35       $17.69        44,046
   01/01/2007 to 12/31/2007...........    $17.69       $13.62        30,159
   01/01/2008 to 12/31/2008...........    $13.62       $ 5.47        25,681
   01/01/2009 to 12/31/2009...........    $ 5.47       $ 6.90        21,361
   01/01/2010 to 12/31/2010...........    $ 6.90       $ 7.54        18,522
   01/01/2011 to 04/29/2011...........    $ 7.54       $ 7.97             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $12.79       $13.69       118,156
   01/01/2006 to 12/31/2006...........    $13.69       $14.27       104,349
   01/01/2007 to 12/31/2007...........    $14.27       $15.80        74,198
   01/01/2008 to 12/31/2008...........    $15.80       $11.16        60,121
   01/01/2009 to 12/31/2009...........    $11.16       $14.11        46,892
   01/01/2010 to 12/31/2010...........    $14.11       $14.71        37,771
   01/01/2011 to 12/31/2011...........    $14.71       $15.14        38,010
   01/01/2012 to 12/31/2012...........    $15.14       $18.12        35,501
   01/01/2013 to 12/31/2013...........    $18.12       $25.20        27,781
   01/01/2014 to 12/31/2014...........    $25.20       $29.86        52,855
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.81        18,004
   01/01/2013 to 12/31/2013...........    $ 9.81       $13.31        13,731
   01/01/2014 to 12/31/2014...........    $13.31       $14.23        12,329
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $ 5.27       $ 5.33       234,375
   01/01/2006 to 12/31/2006...........    $ 5.33       $ 5.83       194,931
   01/01/2007 to 12/31/2007...........    $ 5.83       $ 6.22       135,597
   01/01/2008 to 12/31/2008...........    $ 6.22       $ 3.42       103,841
   01/01/2009 to 12/31/2009...........    $ 3.42       $ 5.32        89,494
   01/01/2010 to 12/31/2010...........    $ 5.32       $ 6.39        78,382
   01/01/2011 to 12/31/2011...........    $ 6.39       $ 6.01        77,691
   01/01/2012 to 12/31/2012...........    $ 6.01       $ 6.62        66,384
   01/01/2013 to 12/31/2013...........    $ 6.62       $ 8.20        49,072
   01/01/2014 to 12/31/2014...........    $ 8.20       $ 9.02        44,162
NASDAQ TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 8.57       $ 8.77       373,540
   01/01/2006 to 12/31/2006...........    $ 8.77       $ 9.45       322,337
   01/01/2007 to 12/31/2007...........    $ 9.45       $11.39       268,792
   01/01/2008 to 12/31/2008...........    $11.39       $ 5.54       191,981
   01/01/2009 to 12/31/2009...........    $ 5.54       $ 6.41       148,221
   01/01/2010 to 12/31/2010...........    $ 6.41       $ 8.28       101,388
   01/01/2011 to 12/31/2011...........    $ 8.28       $ 8.30        89,189
   01/01/2012 to 12/31/2012...........    $ 8.30       $ 9.29        73,816
   01/01/2013 to 12/31/2013...........    $ 9.29       $13.68        63,092
   01/01/2014 to 04/25/2014...........    $13.68       $13.66             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2005 to 12/31/2005...........    $11.15       $14.52       510,813
   01/01/2006 to 12/31/2006...........    $14.52       $19.34       345,116
   01/01/2007 to 12/31/2007...........    $19.34       $27.48       225,567
   01/01/2008 to 12/31/2008...........    $27.48       $11.46       146,892
   01/01/2009 to 12/31/2009...........    $11.46       $18.41       118,600
   01/01/2010 to 12/31/2010...........    $18.41       $21.17        92,641
   01/01/2011 to 12/31/2011...........    $21.17       $16.26        83,337
   01/01/2012 to 12/31/2012...........    $16.26       $18.80        68,128
   01/01/2013 to 12/31/2013...........    $18.80       $18.62        62,189
   01/01/2014 to 12/31/2014...........    $18.62       $17.36        58,613
PROFUND VP ASIA 30
   01/01/2005 to 12/31/2005...........    $12.51       $14.81        25,463
   01/01/2006 to 12/31/2006...........    $14.81       $20.42       109,154
   01/01/2007 to 12/31/2007...........    $20.42       $29.86        58,237
   01/01/2008 to 12/31/2008...........    $29.86       $14.54        42,878
   01/01/2009 to 12/31/2009...........    $14.54       $22.20        34,398
   01/01/2010 to 12/31/2010...........    $22.20       $25.03        27,777
   01/01/2011 to 12/31/2011...........    $25.03       $18.09        14,044
   01/01/2012 to 12/31/2012...........    $18.09       $20.68        13,414
   01/01/2013 to 12/31/2013...........    $20.68       $23.54         3,704
   01/01/2014 to 12/31/2014...........    $23.54       $22.94         3,704
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $12.19       $12.05        55,746
   01/01/2006 to 12/31/2006...........    $12.05       $13.77        12,579
   01/01/2007 to 12/31/2007...........    $13.77       $ 9.91        62,100
   01/01/2008 to 12/31/2008...........    $ 9.91       $ 5.21        47,464
   01/01/2009 to 12/31/2009...........    $ 5.21       $ 4.94         1,052
   01/01/2010 to 12/31/2010...........    $ 4.94       $ 5.30           843
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 3.84           836
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 5.07         9,109
   01/01/2013 to 12/31/2013...........    $ 5.07       $ 6.70        10,281
   01/01/2014 to 12/31/2014...........    $ 6.70       $ 7.33         7,067
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $12.08       $12.25         7,403
   01/01/2006 to 12/31/2006...........    $12.25       $14.00        18,831
   01/01/2007 to 12/31/2007...........    $14.00       $18.12        40,124
   01/01/2008 to 12/31/2008...........    $18.12       $ 8.71        11,448
   01/01/2009 to 12/31/2009...........    $ 8.71       $14.01        10,331
   01/01/2010 to 12/31/2010...........    $14.01       $17.98        10,826
   01/01/2011 to 12/31/2011...........    $17.98       $14.93         5,870
   01/01/2012 to 12/31/2012...........    $14.93       $16.03         4,321
   01/01/2013 to 12/31/2013...........    $16.03       $18.80         2,069
   01/01/2014 to 12/31/2014...........    $18.80       $18.93         3,752

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2005 to 12/31/2005...........    $ 9.18       $ 8.97        39,673
   01/01/2006 to 12/31/2006...........    $ 8.97       $ 8.21        29,262
   01/01/2007 to 12/31/2007...........    $ 8.21       $ 8.18        28,504
   01/01/2008 to 12/31/2008...........    $ 8.18       $11.33        54,575
   01/01/2009 to 12/31/2009...........    $11.33       $ 8.09        34,435
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.58        20,213
   01/01/2011 to 12/31/2011...........    $ 6.58       $ 5.94        15,996
   01/01/2012 to 12/31/2012...........    $ 5.94       $ 4.90        28,486
   01/01/2013 to 12/31/2013...........    $ 4.90       $ 3.57        21,528
   01/01/2014 to 12/31/2014...........    $ 3.57       $ 3.03        38,795
PROFUND VP BIOTECHNOLOGY
   01/01/2005 to 12/31/2005...........    $ 7.81       $ 9.22        32,793
   01/01/2006 to 12/31/2006...........    $ 9.22       $ 8.76        14,993
   01/01/2007 to 12/31/2007...........    $ 8.76       $ 8.57        36,098
   01/01/2008 to 12/31/2008...........    $ 8.57       $ 8.64        31,300
   01/01/2009 to 12/31/2009...........    $ 8.64       $ 8.87        12,600
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.23        14,775
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 9.74        13,350
   01/01/2012 to 12/31/2012...........    $ 9.74       $13.56        15,507
   01/01/2013 to 12/31/2013...........    $13.56       $22.61        16,770
   01/01/2014 to 12/31/2014...........    $22.61       $29.04        23,196
PROFUND VP BULL
   01/01/2005 to 12/31/2005...........    $10.72       $10.90       833,177
   01/01/2006 to 12/31/2006...........    $10.90       $12.27       482,326
   01/01/2007 to 12/31/2007...........    $12.27       $12.58       357,217
   01/01/2008 to 12/31/2008...........    $12.58       $ 7.76        31,415
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.55       117,689
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.65        73,549
   01/01/2011 to 12/31/2011...........    $10.65       $10.54        67,495
   01/01/2012 to 12/31/2012...........    $10.54       $11.89        49,785
   01/01/2013 to 12/31/2013...........    $11.89       $15.27        82,720
   01/01/2014 to 12/31/2014...........    $15.27       $16.85        68,732
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.55       $10.40         7,102
   01/01/2006 to 12/31/2006...........    $10.40       $11.60        30,503
   01/01/2007 to 12/31/2007...........    $11.60       $12.35        28,036
   01/01/2008 to 12/31/2008...........    $12.35       $ 8.96         6,520
   01/01/2009 to 12/31/2009...........    $ 8.96       $10.79        50,609
   01/01/2010 to 12/31/2010...........    $10.79       $12.53        13,098
   01/01/2011 to 12/31/2011...........    $12.53       $13.27        11,070
   01/01/2012 to 12/31/2012...........    $13.27       $14.56         4,743
   01/01/2013 to 12/31/2013...........    $14.56       $18.52         4,725
   01/01/2014 to 12/31/2014...........    $18.52       $20.21         4,965
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $ 9.73       $ 9.18         1,572
   01/01/2006 to 12/31/2006...........    $ 9.18       $10.18         5,347
   01/01/2007 to 12/31/2007...........    $10.18       $ 9.25           664
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 6.28        25,348
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.14         9,181
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.78         1,220
   01/01/2011 to 12/31/2011...........    $ 9.78       $10.21        10,521
   01/01/2012 to 12/31/2012...........    $10.21       $12.35         1,164
   01/01/2013 to 12/31/2013...........    $12.35       $17.10         3,044
   01/01/2014 to 12/31/2014...........    $17.10       $19.03         1,368

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $ 9.08       $ 9.71        63,404
    01/01/2006 to 12/31/2006.........    $ 9.71       $11.30        86,787
    01/01/2007 to 12/31/2007.........    $11.30       $12.82        58,476
    01/01/2008 to 12/31/2008.........    $12.82       $ 7.10        38,982
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 9.30        95,905
    01/01/2010 to 12/31/2010.........    $ 9.30       $ 9.45        18,436
    01/01/2011 to 12/31/2011.........    $ 9.45       $ 8.53        10,431
    01/01/2012 to 12/31/2012.........    $ 8.53       $ 9.84         9,400
    01/01/2013 to 12/31/2013.........    $ 9.84       $11.85         8,516
    01/01/2014 to 12/31/2014.........    $11.85       $10.72         7,545
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $10.87       $11.20        26,881
    01/01/2006 to 12/31/2006.........    $11.20       $13.01        31,870
    01/01/2007 to 12/31/2007.........    $13.01       $10.41         8,563
    01/01/2008 to 12/31/2008.........    $10.41       $ 5.10         4,121
    01/01/2009 to 12/31/2009.........    $ 5.10       $ 5.81         7,721
    01/01/2010 to 12/31/2010.........    $ 5.81       $ 6.38         3,496
    01/01/2011 to 12/31/2011.........    $ 6.38       $ 5.44         2,863
    01/01/2012 to 12/31/2012.........    $ 5.44       $ 6.72         2,502
    01/01/2013 to 12/31/2013.........    $ 6.72       $ 8.78         2,593
    01/01/2014 to 12/31/2014.........    $ 8.78       $ 9.82         5,560
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $ 8.46       $ 8.88        15,515
    01/01/2006 to 12/31/2006.........    $ 8.88       $ 9.26       150,183
    01/01/2007 to 12/31/2007.........    $ 9.26       $ 9.77        51,110
    01/01/2008 to 12/31/2008.........    $ 9.77       $ 7.32        11,936
    01/01/2009 to 12/31/2009.........    $ 7.32       $ 8.66        39,318
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 8.82         3,460
    01/01/2011 to 12/31/2011.........    $ 8.82       $ 9.62         6,078
    01/01/2012 to 12/31/2012.........    $ 9.62       $11.18         6,190
    01/01/2013 to 12/31/2013.........    $11.18       $15.47         9,619
    01/01/2014 to 12/31/2014.........    $15.47       $18.94        20,003
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $11.34       $11.51         2,681
    01/01/2006 to 12/31/2006.........    $11.51       $12.72         1,683
    01/01/2007 to 12/31/2007.........    $12.72       $14.07         4,384
    01/01/2008 to 12/31/2008.........    $14.07       $ 8.29        31,312
    01/01/2009 to 12/31/2009.........    $ 8.29       $10.18         7,827
    01/01/2010 to 12/31/2010.........    $10.18       $12.47         3,526
    01/01/2011 to 12/31/2011.........    $12.47       $12.13         2,394
    01/01/2012 to 12/31/2012.........    $12.13       $13.90         2,262
    01/01/2013 to 12/31/2013.........    $13.90       $19.02         3,039
    01/01/2014 to 12/31/2014.........    $19.02       $19.88           674

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP INTERNET
    01/01/2005 to 12/31/2005.........    $18.20       $19.36        46,441
    01/01/2006 to 12/31/2006.........    $19.36       $19.43         4,407
    01/01/2007 to 12/31/2007.........    $19.43       $21.19         2,722
    01/01/2008 to 12/31/2008.........    $21.19       $11.58           523
    01/01/2009 to 12/31/2009.........    $11.58       $20.32        16,280
    01/01/2010 to 12/31/2010.........    $20.32       $27.21         6,995
    01/01/2011 to 12/31/2011.........    $27.21       $25.08         2,636
    01/01/2012 to 12/31/2012.........    $25.08       $29.73         1,697
    01/01/2013 to 12/31/2013.........    $29.73       $44.65         1,178
    01/01/2014 to 12/31/2014.........    $44.65       $44.70         1,377
 PROFUND VP JAPAN
    01/01/2005 to 12/31/2005.........    $ 9.72       $13.64       111,133
    01/01/2006 to 12/31/2006.........    $13.64       $14.97        47,247
    01/01/2007 to 12/31/2007.........    $14.97       $13.33         9,188
    01/01/2008 to 12/31/2008.........    $13.33       $ 7.81        35,266
    01/01/2009 to 12/31/2009.........    $ 7.81       $ 8.53        70,612
    01/01/2010 to 12/31/2010.........    $ 8.53       $ 7.89         8,603
    01/01/2011 to 12/31/2011.........    $ 7.89       $ 6.37        20,070
    01/01/2012 to 12/31/2012.........    $ 6.37       $ 7.75         1,274
    01/01/2013 to 12/31/2013.........    $ 7.75       $11.37         2,296
    01/01/2014 to 12/31/2014.........    $11.37       $11.62         2,209
 PROFUND VP LARGE-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.38       $10.38       157,766
    01/01/2006 to 12/31/2006.........    $10.38       $11.20       136,717
    01/01/2007 to 12/31/2007.........    $11.20       $11.86        48,255
    01/01/2008 to 12/31/2008.........    $11.86       $ 7.57        35,528
    01/01/2009 to 12/31/2009.........    $ 7.57       $ 9.73        62,409
    01/01/2010 to 12/31/2010.........    $ 9.73       $10.90        27,695
    01/01/2011 to 12/31/2011.........    $10.90       $11.13        13,928
    01/01/2012 to 12/31/2012.........    $11.13       $12.42         4,595
    01/01/2013 to 12/31/2013.........    $12.42       $16.06        21,839
    01/01/2014 to 12/31/2014.........    $16.06       $17.96        20,441
 PROFUND VP LARGE-CAP VALUE
    01/01/2005 to 12/31/2005.........    $10.38       $10.58       157,819
    01/01/2006 to 12/31/2006.........    $10.58       $12.43       167,497
    01/01/2007 to 12/31/2007.........    $12.43       $12.33        99,574
    01/01/2008 to 12/31/2008.........    $12.33       $ 7.27       125,444
    01/01/2009 to 12/31/2009.........    $ 7.27       $ 8.59        52,612
    01/01/2010 to 12/31/2010.........    $ 8.59       $ 9.60        24,767
    01/01/2011 to 12/31/2011.........    $ 9.60       $ 9.39        13,186
    01/01/2012 to 12/31/2012.........    $ 9.39       $10.72        10,064
    01/01/2013 to 12/31/2013.........    $10.72       $13.79         4,495
    01/01/2014 to 12/31/2014.........    $13.79       $15.08        10,326

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.77       $11.86       234,972
    01/01/2006 to 12/31/2006.........    $11.86       $12.21        90,405
    01/01/2007 to 12/31/2007.........    $12.21       $13.50        66,295
    01/01/2008 to 12/31/2008.........    $13.50       $ 8.18        22,429
    01/01/2009 to 12/31/2009.........    $ 8.18       $11.20        84,147
    01/01/2010 to 12/31/2010.........    $11.20       $14.24        61,399
    01/01/2011 to 12/31/2011.........    $14.24       $13.69        20,291
    01/01/2012 to 12/31/2012.........    $13.69       $15.64         8,182
    01/01/2013 to 12/31/2013.........    $15.64       $20.21        13,786
    01/01/2014 to 12/31/2014.........    $20.21       $21.19        12,656
 PROFUND VP MID-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.88       $12.80       204,610
    01/01/2006 to 12/31/2006.........    $12.80       $14.23       120,578
    01/01/2007 to 12/31/2007.........    $14.23       $14.22       111,312
    01/01/2008 to 12/31/2008.........    $14.22       $ 8.97        24,378
    01/01/2009 to 12/31/2009.........    $ 8.97       $11.62        66,470
    01/01/2010 to 12/31/2010.........    $11.62       $13.86        29,926
    01/01/2011 to 12/31/2011.........    $13.86       $13.18        15,929
    01/01/2012 to 12/31/2012.........    $13.18       $15.21         5,941
    01/01/2013 to 12/31/2013.........    $15.21       $19.90         8,061
    01/01/2014 to 12/31/2014.........    $19.90       $21.71         1,776
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.49       $ 5.44       211,872
    01/01/2006 to 12/31/2006.........    $ 5.44       $ 5.69       190,141
    01/01/2007 to 12/31/2007.........    $ 5.69       $ 6.62       365,042
    01/01/2008 to 12/31/2008.........    $ 6.62       $ 3.77        46,227
    01/01/2009 to 12/31/2009.........    $ 3.77       $ 5.67       106,523
    01/01/2010 to 12/31/2010.........    $ 5.67       $ 6.64        61,261
    01/01/2011 to 12/31/2011.........    $ 6.64       $ 6.67        43,377
    01/01/2012 to 12/31/2012.........    $ 6.67       $ 7.67        26,307
    01/01/2013 to 12/31/2013.........    $ 7.67       $10.20        49,815
    01/01/2014 to 12/31/2014.........    $10.20       $11.82        61,468
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $11.74       $15.26       152,716
    01/01/2006 to 12/31/2006.........    $15.26       $18.23        66,968
    01/01/2007 to 12/31/2007.........    $18.23       $23.90        69,547
    01/01/2008 to 12/31/2008.........    $23.90       $14.92        57,664
    01/01/2009 to 12/31/2009.........    $14.92       $17.06        33,679
    01/01/2010 to 12/31/2010.........    $17.06       $19.89        27,013
    01/01/2011 to 12/31/2011.........    $19.89       $20.14        18,015
    01/01/2012 to 12/31/2012.........    $20.14       $20.51        17,173
    01/01/2013 to 12/31/2013.........    $20.51       $25.19        16,506
    01/01/2014 to 12/31/2014.........    $25.19       $22.23        16,193

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 8.08       $ 7.69         2,086
    01/01/2006 to 12/31/2006.........    $ 7.69       $ 8.54         1,514
    01/01/2007 to 12/31/2007.........    $ 8.54       $ 8.65            30
    01/01/2008 to 12/31/2008.........    $ 8.65       $ 6.89        19,024
    01/01/2009 to 12/31/2009.........    $ 6.89       $ 7.98        29,266
    01/01/2010 to 12/31/2010.........    $ 7.98       $ 7.94            28
    01/01/2011 to 12/31/2011.........    $ 7.94       $ 9.12         8,784
    01/01/2012 to 12/31/2012.........    $ 9.12       $10.10         2,396
    01/01/2013 to 12/31/2013.........    $10.10       $13.17         4,472
    01/01/2014 to 12/31/2014.........    $13.17       $15.56         3,222
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $11.98       $14.98        81,098
    01/01/2006 to 12/31/2006.........    $14.98       $15.92        76,271
    01/01/2007 to 12/31/2007.........    $15.92       $19.31        46,746
    01/01/2008 to 12/31/2008.........    $19.31       $13.23        71,505
    01/01/2009 to 12/31/2009.........    $13.23       $17.73        56,194
    01/01/2010 to 12/31/2010.........    $17.73       $23.33        64,508
    01/01/2011 to 12/31/2011.........    $23.33       $18.66        62,028
    01/01/2012 to 12/31/2012.........    $18.66       $15.79        55,549
    01/01/2013 to 12/31/2013.........    $15.79       $ 9.70        46,093
    01/01/2014 to 12/31/2014.........    $ 9.70       $ 7.31        51,943
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $17.76       $18.77         9,804
    01/01/2006 to 12/31/2006.........    $18.77       $24.62        17,600
    01/01/2007 to 12/31/2007.........    $24.62       $19.59         9,995
    01/01/2008 to 12/31/2008.........    $19.59       $11.39         7,045
    01/01/2009 to 12/31/2009.........    $11.39       $14.43         7,879
    01/01/2010 to 12/31/2010.........    $14.43       $17.81         5,530
    01/01/2011 to 12/31/2011.........    $17.81       $18.47         3,293
    01/01/2012 to 12/31/2012.........    $18.47       $21.42         1,736
    01/01/2013 to 12/31/2013.........    $21.42       $21.23         1,163
    01/01/2014 to 12/31/2014.........    $21.23       $26.27         4,950
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 6.74       $ 6.15       226,075
    01/01/2006 to 12/31/2006.........    $ 6.15       $ 6.71        53,970
    01/01/2007 to 12/31/2007.........    $ 6.71       $ 6.29        50,450
    01/01/2008 to 12/31/2008.........    $ 6.29       $ 3.86        54,538
    01/01/2009 to 12/31/2009.........    $ 3.86       $ 5.06        82,738
    01/01/2010 to 12/31/2010.........    $ 5.06       $ 4.20       116,704
    01/01/2011 to 12/31/2011.........    $ 4.20       $ 2.60        73,818
    01/01/2012 to 12/31/2012.........    $ 2.60       $ 2.40        55,376
    01/01/2013 to 12/31/2013.........    $ 2.40       $ 2.76        49,060
    01/01/2014 to 12/31/2014.........    $ 2.76       $ 1.91        43,196

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SEMICONDUCTOR
    01/01/2005 to 12/31/2005.........    $ 7.28       $ 7.83         4,233
    01/01/2006 to 12/31/2006.........    $ 7.83       $ 7.20         3,992
    01/01/2007 to 12/31/2007.........    $ 7.20       $ 7.63         3,867
    01/01/2008 to 12/31/2008.........    $ 7.63       $ 3.79         2,570
    01/01/2009 to 12/31/2009.........    $ 3.79       $ 6.16        36,623
    01/01/2010 to 12/31/2010.........    $ 6.16       $ 6.85         2,480
    01/01/2011 to 12/31/2011.........    $ 6.85       $ 6.52         2,141
    01/01/2012 to 12/31/2012.........    $ 6.52       $ 6.19         2,140
    01/01/2013 to 12/31/2013.........    $ 6.19       $ 8.18         1,862
    01/01/2014 to 12/31/2014.........    $ 8.18       $10.89         6,510
 PROFUND VP SHORT MID-CAP
    01/01/2005 to 12/31/2005.........    $ 9.71       $ 8.70         5,825
    01/01/2006 to 12/31/2006.........    $ 8.70       $ 8.30         1,343
    01/01/2007 to 12/31/2007.........    $ 8.30       $ 7.98            16
    01/01/2008 to 12/31/2008.........    $ 7.98       $10.42            16
    01/01/2009 to 12/31/2009.........    $10.42       $ 6.66         2,862
    01/01/2010 to 12/31/2010.........    $ 6.66       $ 4.89         3,887
    01/01/2011 to 12/31/2011.........    $ 4.89       $ 4.44         1,146
    01/01/2012 to 12/31/2012.........    $ 4.44       $ 3.57            16
    01/01/2013 to 12/31/2013.........    $ 3.57       $ 2.55            16
    01/01/2014 to 12/31/2014.........    $ 2.55       $ 2.21            16
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 6.03       $ 6.02        31,757
    01/01/2006 to 12/31/2006.........    $ 6.02       $ 5.88        32,813
    01/01/2007 to 12/31/2007.........    $ 5.88       $ 5.15        27,418
    01/01/2008 to 12/31/2008.........    $ 5.15       $ 7.55        13,959
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 4.44        27,423
    01/01/2010 to 12/31/2010.........    $ 4.44       $ 3.46        69,389
    01/01/2011 to 12/31/2011.........    $ 3.46       $ 3.07        35,450
    01/01/2012 to 12/31/2012.........    $ 3.07       $ 2.47        36,583
    01/01/2013 to 12/31/2013.........    $ 2.47       $ 1.72        36,044
    01/01/2014 to 12/31/2014.........    $ 1.72       $ 1.38        42,471
 PROFUND VP SHORT SMALL-CAP
    01/01/2005 to 12/31/2005.........    $ 9.55       $ 9.18         6,565
    01/01/2006 to 12/31/2006.........    $ 9.18       $ 8.01         2,028
    01/01/2007 to 12/31/2007.........    $ 8.01       $ 8.29        36,729
    01/01/2008 to 12/31/2008.........    $ 8.29       $10.19         4,107
    01/01/2009 to 12/31/2009.........    $10.19       $ 6.82            38
    01/01/2010 to 12/31/2010.........    $ 6.82       $ 4.80           270
    01/01/2011 to 12/31/2011.........    $ 4.80       $ 4.32           521
    01/01/2012 to 12/31/2012.........    $ 4.32       $ 3.46            38
    01/01/2013 to 12/31/2013.........    $ 3.46       $ 2.36            37
    01/01/2014 to 12/31/2014.........    $ 2.36       $ 2.12            38

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $12.19       $12.98       136,666
    01/01/2006 to 12/31/2006.........    $12.98       $13.96        77,391
    01/01/2007 to 12/31/2007.........    $13.96       $14.38        17,597
    01/01/2008 to 12/31/2008.........    $14.38       $ 9.39        23,190
    01/01/2009 to 12/31/2009.........    $ 9.39       $11.73        22,489
    01/01/2010 to 12/31/2010.........    $11.73       $14.60        16,200
    01/01/2011 to 12/31/2011.........    $14.60       $14.64         5,311
    01/01/2012 to 12/31/2012.........    $14.64       $16.30         3,271
    01/01/2013 to 12/31/2013.........    $16.30       $22.66        21,627
    01/01/2014 to 12/31/2014.........    $22.66       $22.92         6,434
 PROFUND VP SMALL-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.29       $11.63        54,832
    01/01/2006 to 12/31/2006.........    $11.63       $13.52       115,435
    01/01/2007 to 12/31/2007.........    $13.52       $12.41        17,038
    01/01/2008 to 12/31/2008.........    $12.41       $ 8.52        11,592
    01/01/2009 to 12/31/2009.........    $ 8.52       $10.15        17,212
    01/01/2010 to 12/31/2010.........    $10.15       $12.28        18,897
    01/01/2011 to 12/31/2011.........    $12.28       $11.65        18,667
    01/01/2012 to 12/31/2012.........    $11.65       $13.40        13,065
    01/01/2013 to 12/31/2013.........    $13.40       $18.27         8,439
    01/01/2014 to 12/31/2014.........    $18.27       $19.14         8,059
 PROFUND VP TECHNOLOGY
    01/01/2005 to 12/31/2005.........    $ 4.96       $ 4.97        37,093
    01/01/2006 to 12/31/2006.........    $ 4.97       $ 5.32         7,881
    01/01/2007 to 12/31/2007.........    $ 5.32       $ 6.03        33,213
    01/01/2008 to 12/31/2008.........    $ 6.03       $ 3.32         5,997
    01/01/2009 to 12/31/2009.........    $ 3.32       $ 5.31        54,848
    01/01/2010 to 12/31/2010.........    $ 5.31       $ 5.82         9,553
    01/01/2011 to 12/31/2011.........    $ 5.82       $ 5.68        12,645
    01/01/2012 to 12/31/2012.........    $ 5.68       $ 6.20        13,585
    01/01/2013 to 12/31/2013.........    $ 6.20       $ 7.69         2,222
    01/01/2014 to 12/31/2014.........    $ 7.69       $ 8.99         6,031
 PROFUND VP TELECOMMUNICATIONS
    01/01/2005 to 12/31/2005.........    $ 5.09       $ 4.70         5,552
    01/01/2006 to 12/31/2006.........    $ 4.70       $ 6.25       185,794
    01/01/2007 to 12/31/2007.........    $ 6.25       $ 6.71        45,957
    01/01/2008 to 12/31/2008.........    $ 6.71       $ 4.35       123,183
    01/01/2009 to 12/31/2009.........    $ 4.35       $ 4.63        20,232
    01/01/2010 to 12/31/2010.........    $ 4.63       $ 5.30        40,615
    01/01/2011 to 12/31/2011.........    $ 5.30       $ 5.34        19,077
    01/01/2012 to 12/31/2012.........    $ 5.34       $ 6.16        18,651
    01/01/2013 to 12/31/2013.........    $ 6.16       $ 6.84        18,197
    01/01/2014 to 12/31/2014.........    $ 6.84       $ 6.81        18,160

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP U.S. GOVERNMENT PLUS
    01/01/2005 to 12/31/2005.........    $12.00       $12.95        78,691
    01/01/2006 to 12/31/2006.........    $12.95       $12.23        26,952
    01/01/2007 to 12/31/2007.........    $12.23       $13.34        60,317
    01/01/2008 to 12/31/2008.........    $13.34       $19.77        45,312
    01/01/2009 to 12/31/2009.........    $19.77       $13.19        30,635
    01/01/2010 to 12/31/2010.........    $13.19       $14.38        11,626
    01/01/2011 to 12/31/2011.........    $14.38       $20.42        16,919
    01/01/2012 to 12/31/2012.........    $20.42       $20.42        11,913
    01/01/2013 to 12/31/2013.........    $20.42       $16.35         8,884
    01/01/2014 to 12/31/2014.........    $16.35       $22.08         9,008
 PROFUND VP ULTRABULL
    01/01/2005 to 12/31/2005.........    $ 8.33       $ 8.46        82,843
    01/01/2006 to 12/31/2006.........    $ 8.46       $10.31       117,396
    01/01/2007 to 12/31/2007.........    $10.31       $10.29        82,193
    01/01/2008 to 12/31/2008.........    $10.29       $ 3.32        46,958
    01/01/2009 to 12/31/2009.........    $ 3.32       $ 4.76        21,618
    01/01/2010 to 12/31/2010.........    $ 4.76       $ 5.75        13,539
    01/01/2011 to 12/31/2011.........    $ 5.75       $ 5.42         4,602
    01/01/2012 to 12/31/2012.........    $ 5.42       $ 6.92         2,633
    01/01/2013 to 12/31/2013.........    $ 6.92       $11.51         2,566
    01/01/2014 to 12/31/2014.........    $11.51       $14.04         2,412
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $12.21       $14.25       287,196
    01/01/2006 to 12/31/2006.........    $14.25       $15.61       167,612
    01/01/2007 to 12/31/2007.........    $15.61       $16.37       114,388
    01/01/2008 to 12/31/2008.........    $16.37       $ 5.27       122,266
    01/01/2009 to 12/31/2009.........    $ 5.27       $ 8.65        55,301
    01/01/2010 to 12/31/2010.........    $ 8.65       $12.82        28,984
    01/01/2011 to 12/31/2011.........    $12.82       $10.96        17,546
    01/01/2012 to 12/31/2012.........    $10.96       $14.38        14,827
    01/01/2013 to 12/31/2013.........    $14.38       $24.28         9,370
    01/01/2014 to 12/31/2014.........    $24.28       $27.73         9,965
 PROFUND VP ULTRANASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 1.34       $ 1.28       672,761
    01/01/2006 to 12/31/2006.........    $ 1.28       $ 1.33       523,747
    01/01/2007 to 12/31/2007.........    $ 1.33       $ 1.69       973,932
    01/01/2008 to 12/31/2008.........    $ 1.69       $ 0.46       937,881
    01/01/2009 to 12/31/2009.........    $ 0.46       $ 0.99       403,655
    01/01/2010 to 12/31/2010.........    $ 0.99       $ 1.32       339,500
    01/01/2011 to 12/31/2011.........    $ 1.32       $ 1.30       278,040
    01/01/2012 to 12/31/2012.........    $ 1.30       $ 1.72       263,379
    01/01/2013 to 12/31/2013.........    $ 1.72       $ 3.04       206,334
    01/01/2014 to 12/31/2014.........    $ 3.04       $ 4.09       225,111
 PROFUND VP ULTRASMALL-CAP
    01/01/2005 to 12/31/2005.........    $12.29       $12.14        51,900
    01/01/2006 to 12/31/2006.........    $12.14       $15.14        18,659
    01/01/2007 to 12/31/2007.........    $15.14       $13.01        28,440
    01/01/2008 to 12/31/2008.........    $13.01       $ 4.36        16,457
    01/01/2009 to 12/31/2009.........    $ 4.36       $ 6.05        25,576
    01/01/2010 to 12/31/2010.........    $ 6.05       $ 8.89        13,899
    01/01/2011 to 12/31/2011.........    $ 8.89       $ 7.14         6,903
    01/01/2012 to 12/31/2012.........    $ 7.14       $ 9.15         6,607
    01/01/2013 to 12/31/2013.........    $ 9.15       $16.92         2,604
    01/01/2014 to 12/31/2014.........    $16.92       $17.65         1,617

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $ 8.84       $ 9.90        35,643
    01/01/2006 to 12/31/2006.........    $ 9.90       $11.68       160,775
    01/01/2007 to 12/31/2007.........    $11.68       $13.39       131,376
    01/01/2008 to 12/31/2008.........    $13.39       $ 9.19        51,138
    01/01/2009 to 12/31/2009.........    $ 9.19       $10.07        13,566
    01/01/2010 to 12/31/2010.........    $10.07       $10.56         8,032
    01/01/2011 to 12/31/2011.........    $10.56       $12.29        10,351
    01/01/2012 to 12/31/2012.........    $12.29       $12.18         7,869
    01/01/2013 to 12/31/2013.........    $12.18       $13.67         5,182
    01/01/2014 to 12/31/2014.........    $13.67       $17.03         8,568
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.14        25,600
    01/01/2006 to 12/31/2006.........    $12.14       $14.54        44,305
    01/01/2007 to 12/31/2007.........    $14.54       $17.21        33,837
    01/01/2008 to 12/31/2008.........    $17.21       $ 8.47        16,132
    01/01/2009 to 12/31/2009.........    $ 8.47       $11.50        10,405
    01/01/2010 to 12/31/2010.........    $11.50       $12.98         9,609
    01/01/2011 to 12/31/2011.........    $12.98       $10.93         7,634
    01/01/2012 to 12/31/2012.........    $10.93       $13.25         6,903
    01/01/2013 to 12/31/2013.........    $13.25       $15.59         6,999
    01/01/2014 to 12/31/2014.........    $15.59       $14.55         7,756
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 9.85       $ 9.68         2,781
    01/01/2006 to 12/31/2006.........    $ 9.68       $ 8.86         2,768
    01/01/2007 to 12/31/2007.........    $ 8.86       $ 8.85         1,561
    01/01/2008 to 12/31/2008.........    $ 8.85       $12.20         1,399
    01/01/2009 to 12/31/2009.........    $12.20       $ 8.75           342
    01/01/2010 to 12/31/2010.........    $ 8.75       $ 7.19           342
    01/01/2011 to 12/31/2011.........    $ 7.19       $ 6.48           343
    01/01/2012 to 12/31/2012.........    $ 6.48       $ 5.32           343
    01/01/2013 to 12/31/2013.........    $ 5.32       $ 3.87           279
    01/01/2014 to 12/31/2014.........    $ 3.87       $ 3.28           278
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 6.34       $ 6.35       144,767
    01/01/2006 to 12/31/2006.........    $ 6.35       $ 6.65        89,583
    01/01/2007 to 12/31/2007.........    $ 6.65       $ 7.75        47,391
    01/01/2008 to 12/31/2008.........    $ 7.75       $ 4.46        25,062
    01/01/2009 to 12/31/2009.........    $ 4.46       $ 6.71        19,978
    01/01/2010 to 12/31/2010.........    $ 6.71       $ 7.87        18,123
    01/01/2011 to 12/31/2011.........    $ 7.87       $ 7.96        13,506
    01/01/2012 to 12/31/2012.........    $ 7.96       $ 9.20        11,141
    01/01/2013 to 12/31/2013.........    $ 9.20       $12.26         8,636
    01/01/2014 to 12/31/2014.........    $12.26       $14.26         7,068

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $ 6.44       $ 6.63         70,364
    01/01/2006 to 12/31/2006.........    $ 6.63       $ 7.83         56,657
    01/01/2007 to 12/31/2007.........    $ 7.83       $ 7.84         45,424
    01/01/2008 to 12/31/2008.........    $ 7.84       $ 3.53          4,328
    01/01/2009 to 12/31/2009.........    $ 3.53       $ 4.74          4,062
    01/01/2010 to 12/31/2010.........    $ 4.74       $ 5.63          3,286
    01/01/2011 to 12/31/2011.........    $ 5.63       $ 5.51          2,754
    01/01/2012 to 12/31/2012.........    $ 5.51       $ 6.67          2,750
    01/01/2013 to 12/31/2013.........    $ 6.67       $ 9.84          1,954
    01/01/2014 to 12/31/2014.........    $ 9.84       $11.55          1,440
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 8.21       $ 8.47        442,934
    01/01/2006 to 12/31/2006.........    $ 8.47       $ 8.63        335,295
    01/01/2007 to 12/31/2007.........    $ 8.63       $ 8.90        261,847
    01/01/2008 to 12/31/2008.........    $ 8.90       $ 6.35        187,951
    01/01/2009 to 12/31/2009.........    $ 6.35       $ 7.15        148,864
    01/01/2010 to 12/31/2010.........    $ 7.15       $ 8.45        106,461
    01/01/2011 to 12/31/2011.........    $ 8.45       $ 9.08         88,572
    01/01/2012 to 12/31/2012.........    $ 9.08       $ 9.84         72,873
    01/01/2013 to 12/31/2013.........    $ 9.84       $13.85         64,094
    01/01/2014 to 04/25/2014.........    $13.85       $13.69              0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.30       $ 9.87      1,512,841
    01/01/2006 to 12/31/2006.........    $ 9.87       $10.90      1,270,384
    01/01/2007 to 12/31/2007.........    $10.90       $11.81        919,727
    01/01/2008 to 12/31/2008.........    $11.81       $ 6.45        466,784
    01/01/2009 to 12/31/2009.........    $ 6.45       $ 7.22        347,401
    01/01/2010 to 12/31/2010.........    $ 7.22       $ 8.51        261,237
    01/01/2011 to 12/31/2011.........    $ 8.51       $ 8.28        230,583
    01/01/2012 to 12/31/2012.........    $ 8.28       $ 9.27        188,112
    01/01/2013 to 12/31/2013.........    $ 9.27       $12.46        182,335
    01/01/2014 to 04/25/2014.........    $12.46       $12.41              0
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 8.24       $ 7.90        343,635
    01/01/2006 to 12/31/2006.........    $ 7.90       $ 9.82        283,578
    01/01/2007 to 12/31/2007.........    $ 9.82       $ 9.78        238,104
    01/01/2008 to 12/31/2008.........    $ 9.78       $ 6.92        166,189
    01/01/2009 to 12/31/2009.........    $ 6.92       $ 7.81        136,502
    01/01/2010 to 12/31/2010.........    $ 7.81       $ 9.03         85,983
    01/01/2011 to 12/31/2011.........    $ 9.03       $ 9.63         68,896
    01/01/2012 to 12/31/2012.........    $ 9.63       $10.56         55,573
    01/01/2013 to 12/31/2013.........    $10.56       $13.67         49,971
    01/01/2014 to 04/25/2014.........    $13.67       $13.49              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.80        126,534
    01/01/2006 to 12/31/2006.........    $ 9.80       $11.47        151,785
    01/01/2007 to 12/31/2007.........    $11.47       $11.48        181,168
    01/01/2008 to 12/31/2008.........    $11.48       $ 6.76        102,732
    01/01/2009 to 12/31/2009.........    $ 6.76       $ 7.63         85,040
    01/01/2010 to 12/31/2010.........    $ 7.63       $ 8.80         49,111
    01/01/2011 to 12/31/2011.........    $ 8.80       $ 9.24         44,187
    01/01/2012 to 12/31/2012.........    $ 9.24       $ 9.66         34,369
    01/01/2013 to 12/31/2013.........    $ 9.66       $12.25         26,719
    01/01/2014 to 04/25/2014.........    $12.25       $12.70              0
 VALUE LINE TARGET 25 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 3.85       $ 4.56      1,614,738
    01/01/2006 to 12/31/2006.........    $ 4.56       $ 4.65      1,216,312
    01/01/2007 to 12/31/2007.........    $ 4.65       $ 5.44      1,118,704
    01/01/2008 to 12/31/2008.........    $ 5.44       $ 2.43        763,974
    01/01/2009 to 12/31/2009.........    $ 2.43       $ 2.58        559,076
    01/01/2010 to 12/31/2010.........    $ 2.58       $ 3.33        370,909
    01/01/2011 to 12/31/2011.........    $ 3.33       $ 2.48        315,747
    01/01/2012 to 12/31/2012.........    $ 2.48       $ 2.98        221,098
    01/01/2013 to 12/31/2013.........    $ 2.98       $ 3.88        190,247
    01/01/2014 to 04/25/2014.........    $ 3.88       $ 4.15              0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $ 9.21       $ 9.41         90,040
    01/01/2006 to 12/31/2006.........    $ 9.41       $11.37         72,034
    01/01/2007 to 12/31/2007.........    $11.37       $11.13         41,057
    01/01/2008 to 12/31/2008.........    $11.13       $ 7.16         31,164
    01/01/2009 to 12/31/2009.........    $ 7.16       $ 9.13         11,685
    01/01/2010 to 07/16/2010.........    $ 9.13       $ 8.79              0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $17.51       $18.26         12,340
    01/01/2006 to 12/31/2006.........    $18.26       $21.43          6,561
    01/01/2007 to 12/31/2007.........    $21.43       $21.81          6,429
    01/01/2008 to 12/31/2008.........    $21.81       $13.72          5,737
    01/01/2009 to 12/31/2009.........    $13.72       $15.87          4,939
    01/01/2010 to 07/16/2010.........    $15.87       $15.31              0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.49       $15.14         24,499
    01/01/2011 to 12/31/2011.........    $15.14       $13.07         29,906
    01/01/2012 to 12/31/2012.........    $13.07       $14.71         29,228
    01/01/2013 to 12/31/2013.........    $14.71       $17.47         30,007
    01/01/2014 to 12/31/2014.........    $17.47       $16.38         24,619

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $15.31       $17.89         5,573
    01/01/2011 to 12/31/2011.........    $17.89       $17.33         3,437
    01/01/2012 to 12/31/2012.........    $17.33       $20.49         3,617
    01/01/2013 to 12/31/2013.........    $20.49       $26.44         3,404
    01/01/2014 to 12/31/2014.........    $26.44       $28.87         3,181
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.34       $14.34         6,844
    01/01/2011 to 12/31/2011.........    $14.34       $13.44        14,852
    01/01/2012 to 12/31/2012.........    $13.44       $16.07        10,531
    01/01/2013 to 12/31/2013.........    $16.07       $22.30         9,762
    01/01/2014 to 12/31/2014.........    $22.30       $22.98        17,102
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.29        11,217
    01/01/2011 to 12/31/2011.........    $12.29       $11.63         9,036
    01/01/2012 to 12/31/2012.........    $11.63       $12.45         6,706
    01/01/2013 to 12/31/2013.........    $12.45       $18.56         5,797
    01/01/2014 to 12/31/2014.........    $18.56       $18.07         6,221

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.05%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $12.30        9,909
    01/01/2010 to 12/31/2010.........    $12.30       $13.63        5,677
    01/01/2011 to 12/31/2011.........    $13.63       $13.13        9,503
    01/01/2012 to 12/31/2012.........    $13.13       $14.62        6,089
    01/01/2013 to 12/31/2013.........    $14.62       $15.91        5,806
    01/01/2014 to 12/31/2014.........    $15.91       $16.35        5,757
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.50        2,821
    01/01/2010 to 12/31/2010.........    $12.50       $14.06        2,726
    01/01/2011 to 12/31/2011.........    $14.06       $13.93          400
    01/01/2012 to 12/31/2012.........    $13.93       $15.67          690
    01/01/2013 to 12/31/2013.........    $15.67       $18.07          552
    01/01/2014 to 12/31/2014.........    $18.07       $18.97          546
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $12.55            0
    01/01/2010 to 12/31/2010.........    $12.55       $14.14            0
    01/01/2011 to 12/31/2011.........    $14.14       $14.49          143
    01/01/2012 to 05/04/2012.........    $14.49       $15.77            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $12.12        4,735
    01/01/2010 to 12/31/2010.........    $12.12       $13.47          909
    01/01/2011 to 12/31/2011.........    $13.47       $13.17          869
    01/01/2012 to 12/31/2012.........    $13.17       $14.66        4,384
    01/01/2013 to 12/31/2013.........    $14.66       $17.07        4,308
    01/01/2014 to 12/31/2014.........    $17.07       $17.99        4,258
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.20            0
    01/01/2012 to 12/31/2012.........    $ 9.20       $10.19            0
    01/01/2013 to 12/31/2013.........    $10.19       $11.18            0
    01/01/2014 to 12/31/2014.........    $11.18       $11.60            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.54            0
    01/01/2014 to 12/31/2014.........    $10.54       $10.81            0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31            0
    01/01/2010 to 12/31/2010.........    $10.31       $11.60            0
    01/01/2011 to 12/31/2011.........    $11.60       $10.80          190
    01/01/2012 to 12/31/2012.........    $10.80       $12.11            0
    01/01/2013 to 12/31/2013.........    $12.11       $15.74            0
    01/01/2014 to 12/31/2014.........    $15.74       $17.18            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.40        6,537
    01/01/2010 to 12/31/2010.........    $12.40       $13.91        6,335
    01/01/2011 to 12/31/2011.........    $13.91       $13.43        1,292
    01/01/2012 to 12/31/2012.........    $13.43       $15.11        1,488
    01/01/2013 to 12/31/2013.........    $15.11       $18.34        2,300
    01/01/2014 to 12/31/2014.........    $18.34       $19.42        3,108
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.72            0
    01/01/2014 to 12/31/2014.........    $11.72       $13.18          854
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.62       $14.61          200
    01/01/2010 to 12/31/2010.........    $14.61       $18.61          536
    01/01/2011 to 12/31/2011.........    $18.61       $19.63          143
    01/01/2012 to 12/31/2012.........    $19.63       $22.40            0
    01/01/2013 to 12/31/2013.........    $22.40       $22.86            0
    01/01/2014 to 12/31/2014.........    $22.86       $29.61          388
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.73            0
    01/01/2014 to 12/31/2014.........    $ 9.73       $10.12            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.01       $12.38          795
    01/01/2010 to 12/31/2010.........    $12.38       $14.01          501
    01/01/2011 to 12/31/2011.........    $14.01       $13.66          320
    01/01/2012 to 12/31/2012.........    $13.66       $14.95        1,772
    01/01/2013 to 12/31/2013.........    $14.95       $16.98        1,284
    01/01/2014 to 12/31/2014.........    $16.98       $17.33          358

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.03       $12.05          648
    01/01/2010 to 12/31/2010.........    $12.05       $13.52          632
    01/01/2011 to 12/31/2011.........    $13.52       $13.04          445
    01/01/2012 to 12/31/2012.........    $13.04       $14.67          549
    01/01/2013 to 12/31/2013.........    $14.67       $17.30        2,760
    01/01/2014 to 12/31/2014.........    $17.30       $18.10        1,119
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.79        3,078
    01/01/2013 to 12/31/2013.........    $10.79       $13.29        3,809
    01/01/2014 to 12/31/2014.........    $13.29       $13.57        2,675
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.86        2,756
    01/01/2014 to 12/31/2014.........    $10.86       $11.02        1,513
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.86       $14.03          157
    01/01/2010 to 12/31/2010.........    $14.03       $16.69          601
    01/01/2011 to 12/31/2011.........    $16.69       $15.68          372
    01/01/2012 to 12/31/2012.........    $15.68       $19.68           91
    01/01/2013 to 12/31/2013.........    $19.68       $20.32          110
    01/01/2014 to 12/31/2014.........    $20.32       $22.90          109
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $12.93          428
    01/01/2010 to 12/31/2010.........    $12.93       $14.11          448
    01/01/2011 to 12/31/2011.........    $14.11       $13.41          268
    01/01/2012 to 12/31/2012.........    $13.41       $15.89          178
    01/01/2013 to 12/31/2013.........    $15.89       $20.40          235
    01/01/2014 to 02/07/2014.........    $20.40       $20.08            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.12       $12.29          268
    01/01/2010 to 12/31/2010.........    $12.29       $13.73          269
    01/01/2011 to 12/31/2011.........    $13.73       $12.83            0
    01/01/2012 to 12/31/2012.........    $12.83       $15.20            0
    01/01/2013 to 12/31/2013.........    $15.20       $20.08            0
    01/01/2014 to 12/31/2014.........    $20.08       $22.48        1,261
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $13.58          364
    01/01/2010 to 12/31/2010.........    $13.58       $16.10          570
    01/01/2011 to 12/31/2011.........    $16.10       $15.46            0
    01/01/2012 to 12/31/2012.........    $15.46       $18.29            0
    01/01/2013 to 12/31/2013.........    $18.29       $23.93            0
    01/01/2014 to 12/31/2014.........    $23.93       $26.41          423

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $11.94        22,101
    01/01/2010 to 12/31/2010.........    $11.94       $13.19        24,566
    01/01/2011 to 12/31/2011.........    $13.19       $12.98        24,020
    01/01/2012 to 12/31/2012.........    $12.98       $14.15        18,517
    01/01/2013 to 12/31/2013.........    $14.15       $15.37        17,032
    01/01/2014 to 12/31/2014.........    $15.37       $15.83        17,032
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.95       $12.85         1,035
    01/01/2010 to 12/31/2010.........    $12.85       $16.12         1,456
    01/01/2011 to 12/31/2011.........    $16.12       $16.15           353
    01/01/2012 to 12/31/2012.........    $16.15       $18.49             0
    01/01/2013 to 12/31/2013.........    $18.49       $25.40             0
    01/01/2014 to 12/31/2014.........    $25.40       $26.94             0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.10       $12.85             0
    01/01/2010 to 12/31/2010.........    $12.85       $14.29             0
    01/01/2011 to 12/31/2011.........    $14.29       $14.07           148
    01/01/2012 to 12/31/2012.........    $14.07       $15.79           179
    01/01/2013 to 12/31/2013.........    $15.79       $21.04           230
    01/01/2014 to 12/31/2014.........    $21.04       $21.14           241
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $12.60           567
    01/01/2010 to 12/31/2010.........    $12.60       $14.15         8,603
    01/01/2011 to 12/31/2011.........    $14.15       $14.45         3,259
    01/01/2012 to 12/31/2012.........    $14.45       $16.28         2,597
    01/01/2013 to 12/31/2013.........    $16.28       $17.27         2,002
    01/01/2014 to 12/31/2014.........    $17.27       $17.52             0
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.14       $13.36           136
    01/01/2010 to 12/31/2010.........    $13.36       $15.14           446
    01/01/2011 to 12/31/2011.........    $15.14       $13.05           302
    01/01/2012 to 12/31/2012.........    $13.05       $15.54           265
    01/01/2013 to 12/31/2013.........    $15.54       $18.30           298
    01/01/2014 to 12/31/2014.........    $18.30       $17.11           370
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.12       $13.19             0
    01/01/2010 to 12/31/2010.........    $13.19       $14.50             0
    01/01/2011 to 12/31/2011.........    $14.50       $12.55             0
    01/01/2012 to 12/31/2012.........    $12.55       $14.49           159
    01/01/2013 to 12/31/2013.........    $14.49       $17.13           176
    01/01/2014 to 12/31/2014.........    $17.13       $15.81           246

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $10.92             0
    01/01/2010 to 12/31/2010.........    $10.92       $11.98             0
    01/01/2011 to 12/31/2011.........    $11.98       $13.32        18,926
    01/01/2012 to 12/31/2012.........    $13.32       $14.42         8,645
    01/01/2013 to 12/31/2013.........    $14.42       $13.82         5,424
    01/01/2014 to 12/31/2014.........    $13.82       $14.59         4,898
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.33         1,495
    01/01/2010 to 12/31/2010.........    $12.33       $13.89         1,603
    01/01/2011 to 12/31/2011.........    $13.89       $13.67         1,626
    01/01/2012 to 12/31/2012.........    $13.67       $15.36        12,492
    01/01/2013 to 12/31/2013.........    $15.36       $17.67         4,288
    01/01/2014 to 12/31/2014.........    $17.67       $18.60         3,407
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.13       $13.68           554
    01/01/2010 to 12/31/2010.........    $13.68       $14.51         1,154
    01/01/2011 to 12/31/2011.........    $14.51       $13.04           430
    01/01/2012 to 12/31/2012.........    $13.04       $15.74             0
    01/01/2013 to 12/31/2013.........    $15.74       $17.96             0
    01/01/2014 to 12/31/2014.........    $17.96       $16.64             0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $11.75         4,535
    01/01/2010 to 12/31/2010.........    $11.75       $12.48         4,264
    01/01/2011 to 12/31/2011.........    $12.48       $12.37         5,121
    01/01/2012 to 12/31/2012.........    $12.37       $13.56         5,522
    01/01/2013 to 12/31/2013.........    $13.56       $14.89         2,821
    01/01/2014 to 12/31/2014.........    $14.89       $15.54         2,797
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.30             0
    01/01/2010 to 12/31/2010.........    $10.30       $11.34             0
    01/01/2011 to 12/31/2011.........    $11.34       $11.30             0
    01/01/2012 to 12/31/2012.........    $11.30       $12.88           220
    01/01/2013 to 12/31/2013.........    $12.88       $17.39           279
    01/01/2014 to 12/31/2014.........    $17.39       $18.85           539
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $12.82           832
    01/01/2010 to 12/31/2010.........    $12.82       $14.36           861
    01/01/2011 to 12/31/2011.........    $14.36       $13.61            98
    01/01/2012 to 12/31/2012.........    $13.61       $15.74           804
    01/01/2013 to 12/31/2013.........    $15.74       $21.79           765
    01/01/2014 to 12/31/2014.........    $21.79       $24.52         1,190

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.01       $12.80           362
    01/01/2010 to 12/31/2010.........    $12.80       $15.17           346
    01/01/2011 to 12/31/2011.........    $15.17       $14.88           209
    01/01/2012 to 12/31/2012.........    $14.88       $16.52           105
    01/01/2013 to 12/31/2013.........    $16.52       $22.34           111
    01/01/2014 to 12/31/2014.........    $22.34       $24.44           309
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.03       $12.17             0
    01/01/2010 to 12/31/2010.........    $12.17       $13.66             0
    01/01/2011 to 12/31/2011.........    $13.66       $14.89             0
    01/01/2012 to 12/31/2012.........    $14.89       $15.60             0
    01/01/2013 to 12/31/2013.........    $15.60       $15.13             0
    01/01/2014 to 12/31/2014.........    $15.13       $15.93             0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.07       $13.46           412
    01/01/2010 to 12/31/2010.........    $13.46       $14.92           414
    01/01/2011 to 12/31/2011.........    $14.92       $14.30           143
    01/01/2012 to 12/31/2012.........    $14.30       $17.42             0
    01/01/2013 to 12/31/2013.........    $17.42       $22.00             0
    01/01/2014 to 12/31/2014.........    $22.00       $22.56             0
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.03       $12.24         1,004
    01/01/2010 to 12/31/2010.........    $12.24       $13.66         1,016
    01/01/2011 to 12/31/2011.........    $13.66       $13.43             0
    01/01/2012 to 12/31/2012.........    $13.43       $15.56           700
    01/01/2013 to 12/31/2013.........    $15.56       $21.05           674
    01/01/2014 to 12/31/2014.........    $21.05       $22.64           655
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.22             0
    01/01/2013 to 12/31/2013.........    $10.22       $13.60             0
    01/01/2014 to 12/31/2014.........    $13.60       $14.83             0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $13.32             0
    01/01/2010 to 12/31/2010.........    $13.32       $16.30             0
    01/01/2011 to 12/31/2011.........    $16.30       $15.57             0
    01/01/2012 to 12/31/2012.........    $15.57       $18.24           156
    01/01/2013 to 12/31/2013.........    $18.24       $23.90           201
    01/01/2014 to 12/31/2014.........    $23.90       $27.19           187
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.00       $ 9.94        31,250
    01/01/2010 to 12/31/2010.........    $ 9.94       $ 9.83        33,188
    01/01/2011 to 12/31/2011.........    $ 9.83       $ 9.73             0
    01/01/2012 to 12/31/2012.........    $ 9.73       $ 9.63             0
    01/01/2013 to 12/31/2013.........    $ 9.63       $ 9.53             0
    01/01/2014 to 12/31/2014.........    $ 9.53       $ 9.43             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.13       $13.81          654
    01/01/2010 to 12/31/2010.........    $13.81       $16.87        1,077
    01/01/2011 to 12/31/2011.........    $16.87       $16.28          277
    01/01/2012 to 12/31/2012.........    $16.28       $18.87            0
    01/01/2013 to 12/31/2013.........    $18.87       $26.51            0
    01/01/2014 to 12/31/2014.........    $26.51       $29.97          372
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08            0
    01/01/2012 to 12/31/2012.........    $10.08       $10.46            0
    01/01/2013 to 12/31/2013.........    $10.46       $10.06            0
    01/01/2014 to 12/31/2014.........    $10.06       $10.47            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $12.45          947
    01/01/2010 to 12/31/2010.........    $12.45       $15.85        1,154
    01/01/2011 to 12/31/2011.........    $15.85       $15.95          405
    01/01/2012 to 12/31/2012.........    $15.95       $17.74          160
    01/01/2013 to 12/31/2013.........    $17.74       $23.27          208
    01/01/2014 to 12/31/2014.........    $23.27       $24.86          204
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.93       $12.15          751
    01/01/2010 to 12/31/2010.........    $12.15       $14.46          742
    01/01/2011 to 04/29/2011.........    $14.46       $16.25            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.37          272
    01/01/2013 to 12/31/2013.........    $10.37       $12.20        2,366
    01/01/2014 to 12/31/2014.........    $12.20       $12.69          394
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $14.90        1,472
    01/01/2010 to 12/31/2010.........    $14.90       $18.03        1,834
    01/01/2011 to 12/31/2011.........    $18.03       $14.22          939
    01/01/2012 to 12/31/2012.........    $14.22       $16.59          526
    01/01/2013 to 12/31/2013.........    $16.59       $16.46          680
    01/01/2014 to 12/31/2014.........    $16.46       $15.52        1,089
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $10.56            0
    01/01/2010 to 12/31/2010.........    $10.56       $10.85          145
    01/01/2011 to 12/31/2011.........    $10.85       $10.98          142
    01/01/2012 to 12/31/2012.........    $10.98       $11.37          148
    01/01/2013 to 12/31/2013.........    $11.37       $11.01          162
    01/01/2014 to 12/31/2014.........    $11.01       $10.88          170

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $11.13        16,721
    01/01/2010 to 12/31/2010.........    $11.13       $11.86        19,982
    01/01/2011 to 12/31/2011.........    $11.86       $12.11         2,548
    01/01/2012 to 12/31/2012.........    $12.11       $13.10         1,757
    01/01/2013 to 12/31/2013.........    $13.10       $12.72         1,882
    01/01/2014 to 12/31/2014.........    $12.72       $13.12         1,028
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $11.69         2,608
    01/01/2010 to 12/31/2010.........    $11.69       $12.79         3,536
    01/01/2011 to 12/31/2011.........    $12.79       $12.78         3,506
    01/01/2012 to 12/31/2012.........    $12.78       $13.96         3,911
    01/01/2013 to 12/31/2013.........    $13.96       $15.08         3,896
    01/01/2014 to 12/31/2014.........    $15.08       $15.79         3,864
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08             0
    01/01/2012 to 12/31/2012.........    $10.08       $10.68             0
    01/01/2013 to 12/31/2013.........    $10.68       $10.33             0
    01/01/2014 to 12/31/2014.........    $10.33       $10.84             0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $12.24         3,915
    01/01/2010 to 12/31/2010.........    $12.24       $14.42        10,156
    01/01/2011 to 12/31/2011.........    $14.42       $13.38         2,867
    01/01/2012 to 12/31/2012.........    $13.38       $14.95         5,765
    01/01/2013 to 12/31/2013.........    $14.95       $17.31         5,263
    01/01/2014 to 12/31/2014.........    $17.31       $18.70         5,218
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $12.90             0
    01/01/2010 to 12/31/2010.........    $12.90       $14.68             0
    01/01/2011 to 12/31/2011.........    $14.68       $15.03             0
    01/01/2012 to 12/31/2012.........    $15.03       $17.67           775
    01/01/2013 to 12/31/2013.........    $17.67       $23.15           820
    01/01/2014 to 12/31/2014.........    $23.15       $26.85         1,515
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.94             0
    01/01/2012 to 12/31/2012.........    $ 8.94       $10.01             0
    01/01/2013 to 12/31/2013.........    $10.01       $12.12             0
    01/01/2014 to 12/31/2014.........    $12.12       $12.77             0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.02             0
    01/01/2010 to 12/31/2010.........    $12.02       $13.31             0
    01/01/2011 to 12/31/2011.........    $13.31       $12.93             0
    01/01/2012 to 12/31/2012.........    $12.93       $14.11             0
    01/01/2013 to 12/31/2013.........    $14.11       $15.70             0
    01/01/2014 to 12/31/2014.........    $15.70       $16.34             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $12.43         5,551
    01/01/2010 to 12/31/2010.........    $12.43       $14.06         5,375
    01/01/2011 to 12/31/2011.........    $14.06       $13.58           736
    01/01/2012 to 12/31/2012.........    $13.58       $15.58         3,711
    01/01/2013 to 12/31/2013.........    $15.58       $18.20         4,865
    01/01/2014 to 12/31/2014.........    $18.20       $18.98         1,215
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $12.47         1,819
    01/01/2010 to 12/31/2010.........    $12.47       $13.80         2,813
    01/01/2011 to 12/31/2011.........    $13.80       $13.19         1,607
    01/01/2012 to 12/31/2012.........    $13.19       $14.51         3,171
    01/01/2013 to 12/31/2013.........    $14.51       $16.42           960
    01/01/2014 to 12/31/2014.........    $16.42       $16.74           952
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $13.07            27
    01/01/2010 to 12/31/2010.........    $13.07       $17.15             0
    01/01/2011 to 12/31/2011.........    $17.15       $14.74             0
    01/01/2012 to 12/31/2012.........    $14.74       $17.52             0
    01/01/2013 to 12/31/2013.........    $17.52       $24.41             0
    01/01/2014 to 12/31/2014.........    $24.41       $25.34             0
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.01       $13.23           143
    01/01/2010 to 12/31/2010.........    $13.23       $17.85           562
    01/01/2011 to 12/31/2011.........    $17.85       $17.49           329
    01/01/2012 to 12/31/2012.........    $17.49       $19.42            92
    01/01/2013 to 12/31/2013.........    $19.42       $25.97            94
    01/01/2014 to 12/31/2014.........    $25.97       $26.68            99
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $13.03           211
    01/01/2010 to 12/31/2010.........    $13.03       $16.25           483
    01/01/2011 to 12/31/2011.........    $16.25       $15.12           297
    01/01/2012 to 12/31/2012.........    $15.12       $17.67             0
    01/01/2013 to 12/31/2013.........    $17.67       $24.03             0
    01/01/2014 to 12/31/2014.........    $24.03       $25.03             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.23         3,444
    01/01/2010 to 12/31/2010.........    $12.23       $13.50         5,253
    01/01/2011 to 12/31/2011.........    $13.50       $13.62         5,030
    01/01/2012 to 12/31/2012.........    $13.62       $15.30        11,988
    01/01/2013 to 12/31/2013.........    $15.30       $17.68         7,254
    01/01/2014 to 12/31/2014.........    $17.68       $18.53         7,800

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.10       $12.99           210
    01/01/2010 to 12/31/2010.........    $12.99       $14.56           217
    01/01/2011 to 12/31/2011.........    $14.56       $14.17           126
    01/01/2012 to 12/31/2012.........    $14.17       $16.44             0
    01/01/2013 to 12/31/2013.........    $16.44       $21.10             0
    01/01/2014 to 12/31/2014.........    $21.10       $22.44             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $13.25           307
    01/01/2010 to 12/31/2010.........    $13.25       $15.19         1,101
    01/01/2011 to 12/31/2011.........    $15.19       $14.77           557
    01/01/2012 to 12/31/2012.........    $14.77       $17.19             0
    01/01/2013 to 12/31/2013.........    $17.19       $24.49             0
    01/01/2014 to 12/31/2014.........    $24.49       $26.26           198
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.30       $13.85           673
    01/01/2010 to 12/31/2010.........    $13.85       $16.51         3,985
    01/01/2011 to 12/31/2011.........    $16.51       $13.90         1,746
    01/01/2012 to 12/31/2012.........    $13.90       $14.25         1,603
    01/01/2013 to 12/31/2013.........    $14.25       $16.27           371
    01/01/2014 to 12/31/2014.........    $16.27       $14.75           424
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $11.18           237
    01/01/2010 to 12/31/2010.........    $11.18       $11.70           387
    01/01/2011 to 12/31/2011.........    $11.70       $12.06           129
    01/01/2012 to 12/31/2012.........    $12.06       $12.55           134
    01/01/2013 to 12/31/2013.........    $12.55       $11.95           151
    01/01/2014 to 12/31/2014.........    $11.95       $11.89           156
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $12.85           144
    01/01/2010 to 12/31/2010.........    $12.85       $14.58           143
    01/01/2011 to 12/31/2011.........    $14.58       $13.93            94
    01/01/2012 to 12/31/2012.........    $13.93       $15.30           114
    01/01/2013 to 12/31/2013.........    $15.30       $18.24        13,393
    01/01/2014 to 12/31/2014.........    $18.24       $19.04         8,779
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $10.83           569
    01/01/2010 to 12/31/2010.........    $10.83       $11.55         1,218
    01/01/2011 to 12/31/2011.........    $11.55       $12.12           874
    01/01/2012 to 12/31/2012.........    $12.12       $12.94           437
    01/01/2013 to 12/31/2013.........    $12.94       $12.61           663
    01/01/2014 to 12/31/2014.........    $12.61       $13.37         5,709

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA GROWTH FUND
    05/01/2009 to 12/31/2009.........    $10.04       $12.72            0
    01/01/2010 to 07/16/2010.........    $12.72       $12.50            0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    05/01/2009 to 12/31/2009.........    $10.05       $12.83            0
    01/01/2010 to 07/16/2010.........    $12.83       $12.22            0
 EVERGREEN VA OMEGA FUND
    05/01/2009 to 12/31/2009.........    $ 9.89       $12.93            0
    01/01/2010 to 07/16/2010.........    $12.93       $12.12            0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.10       $13.37            0
    01/01/2010 to 12/31/2010.........    $13.37       $15.74            0
    01/01/2011 to 12/31/2011.........    $15.74       $13.88            0
    01/01/2012 to 12/31/2012.........    $13.88       $15.63            0
    01/01/2013 to 12/31/2013.........    $15.63       $20.27            0
    01/01/2014 to 04/25/2014.........    $20.27       $20.94            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........    $10.07       $12.91          914
    01/01/2010 to 12/31/2010.........    $12.91       $14.09        1,320
    01/01/2011 to 12/31/2011.........    $14.09       $13.71        1,134
    01/01/2012 to 09/21/2012.........    $13.71       $15.42            0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $14.59            0
    01/01/2010 to 12/31/2010.........    $14.59       $15.84            0
    01/01/2011 to 12/31/2011.........    $15.84       $14.50            0
    01/01/2012 to 12/31/2012.........    $14.50       $17.99            0
    01/01/2013 to 12/31/2013.........    $17.99       $20.35            0
    01/01/2014 to 04/25/2014.........    $20.35       $19.96            0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.20            0
    01/01/2012 to 04/27/2012.........    $ 8.20       $ 9.32            0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.16            0
    01/01/2012 to 12/31/2012.........    $ 9.16       $10.76            0
    01/01/2013 to 12/31/2013.........    $10.76       $13.95            0
    01/01/2014 to 12/31/2014.........    $13.95       $15.58            0
 INVESCO V.I. DYNAMICS FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $10.04       $13.24            0
    01/01/2010 to 12/31/2010.........    $13.24       $16.23            0
    01/01/2011 to 04/29/2011.........    $16.23       $18.11            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $10.00       $14.09          0
    01/01/2010 to 12/31/2010.........    $14.09       $15.38          0
    01/01/2011 to 04/29/2011.........    $15.38       $16.26          0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $ 9.95       $12.84          0
    01/01/2010 to 12/31/2010.........    $12.84       $13.38          0
    01/01/2011 to 12/31/2011.........    $13.38       $13.76          0
    01/01/2012 to 12/31/2012.........    $13.76       $16.46          0
    01/01/2013 to 12/31/2013.........    $16.46       $22.90          0
    01/01/2014 to 12/31/2014.........    $22.90       $27.11          0
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.81          0
    01/01/2013 to 12/31/2013.........    $ 9.81       $13.30          0
    01/01/2014 to 12/31/2014.........    $13.30       $14.21          0
 NVIT DEVELOPING MARKETS FUND
    05/01/2009 to 12/31/2009.........    $10.12       $14.61          0
    01/01/2010 to 12/31/2010.........    $14.61       $16.79          0
    01/01/2011 to 12/31/2011.........    $16.79       $12.89          0
    01/01/2012 to 12/31/2012.........    $12.89       $14.90          0
    01/01/2013 to 12/31/2013.........    $14.90       $14.75          0
    01/01/2014 to 12/31/2014.........    $14.75       $13.74          0
 PROFUND VP ASIA 30
    05/01/2009 to 12/31/2009.........    $10.20       $14.11          0
    01/01/2010 to 12/31/2010.........    $14.11       $15.90          0
    01/01/2011 to 12/31/2011.........    $15.90       $11.49          0
    01/01/2012 to 12/31/2012.........    $11.49       $13.13          0
    01/01/2013 to 12/31/2013.........    $13.13       $14.93          0
    01/01/2014 to 12/31/2014.........    $14.93       $14.55          0
 PROFUND VP BANKS
    05/01/2009 to 12/31/2009.........    $ 9.77       $12.60          0
    01/01/2010 to 12/31/2010.........    $12.60       $13.51          0
    01/01/2011 to 12/31/2011.........    $13.51       $ 9.79          0
    01/01/2012 to 12/31/2012.........    $ 9.79       $12.92          0
    01/01/2013 to 12/31/2013.........    $12.92       $17.06          0
    01/01/2014 to 12/31/2014.........    $17.06       $18.64          0
 PROFUND VP BASIC MATERIALS
    05/01/2009 to 12/31/2009.........    $10.15       $14.40          0
    01/01/2010 to 12/31/2010.........    $14.40       $18.48          0
    01/01/2011 to 12/31/2011.........    $18.48       $15.33          0
    01/01/2012 to 12/31/2012.........    $15.33       $16.46          0
    01/01/2013 to 12/31/2013.........    $16.46       $19.28          0
    01/01/2014 to 12/31/2014.........    $19.28       $19.40          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BEAR
    05/01/2009 to 12/31/2009.........    $ 9.94       $ 7.38           0
    01/01/2010 to 12/31/2010.........    $ 7.38       $ 6.00           0
    01/01/2011 to 12/31/2011.........    $ 6.00       $ 5.41           0
    01/01/2012 to 12/31/2012.........    $ 5.41       $ 4.47           0
    01/01/2013 to 12/31/2013.........    $ 4.47       $ 3.25           0
    01/01/2014 to 12/31/2014.........    $ 3.25       $ 2.75           0
 PROFUND VP BULL
    05/01/2009 to 12/31/2009.........    $10.05       $12.76           0
    01/01/2010 to 12/31/2010.........    $12.76       $14.21           0
    01/01/2011 to 12/31/2011.........    $14.21       $14.06           0
    01/01/2012 to 12/31/2012.........    $14.06       $15.85           0
    01/01/2013 to 12/31/2013.........    $15.85       $20.35           0
    01/01/2014 to 12/31/2014.........    $20.35       $22.44           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.03       $12.66           0
    01/01/2010 to 12/31/2010.........    $12.66       $14.70           0
    01/01/2011 to 12/31/2011.........    $14.70       $15.56           0
    01/01/2012 to 12/31/2012.........    $15.56       $17.06           0
    01/01/2013 to 12/31/2013.........    $17.06       $21.69           0
    01/01/2014 to 12/31/2014.........    $21.69       $23.65           0
 PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009.........    $ 9.95       $12.39           0
    01/01/2010 to 12/31/2010.........    $12.39       $14.88           0
    01/01/2011 to 12/31/2011.........    $14.88       $15.54           0
    01/01/2012 to 12/31/2012.........    $15.54       $18.77           0
    01/01/2013 to 12/31/2013.........    $18.77       $25.98           0
    01/01/2014 to 12/31/2014.........    $25.98       $28.91           0
 PROFUND VP EUROPE 30
    05/01/2009 to 12/31/2009.........    $10.15       $13.73           0
    01/01/2010 to 12/31/2010.........    $13.73       $13.95           0
    01/01/2011 to 12/31/2011.........    $13.95       $12.58           0
    01/01/2012 to 12/31/2012.........    $12.58       $14.51           0
    01/01/2013 to 12/31/2013.........    $14.51       $17.46           0
    01/01/2014 to 12/31/2014.........    $17.46       $15.78           0
 PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009.........    $ 9.83       $12.97          53
    01/01/2010 to 12/31/2010.........    $12.97       $14.24           0
    01/01/2011 to 12/31/2011.........    $14.24       $12.14           0
    01/01/2012 to 12/31/2012.........    $12.14       $14.98           0
    01/01/2013 to 12/31/2013.........    $14.98       $19.58           0
    01/01/2014 to 12/31/2014.........    $19.58       $21.88           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.88            0
   01/01/2010 to 12/31/2010...........    $12.88       $13.10          281
   01/01/2011 to 12/31/2011...........    $13.10       $14.28          212
   01/01/2012 to 12/31/2012...........    $14.28       $16.58            0
   01/01/2013 to 12/31/2013...........    $16.58       $22.94            0
   01/01/2014 to 12/31/2014...........    $22.94       $28.07        1,404
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.87           27
   01/01/2010 to 12/31/2010...........    $12.87       $15.76            0
   01/01/2011 to 12/31/2011...........    $15.76       $15.32            0
   01/01/2012 to 12/31/2012...........    $15.32       $17.55            0
   01/01/2013 to 12/31/2013...........    $17.55       $24.00            0
   01/01/2014 to 12/31/2014...........    $24.00       $25.07            0
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.44            0
   01/01/2010 to 12/31/2010...........    $11.44       $10.58            0
   01/01/2011 to 12/31/2011...........    $10.58       $ 8.53            0
   01/01/2012 to 12/31/2012...........    $ 8.53       $10.38            0
   01/01/2013 to 12/31/2013...........    $10.38       $15.22            0
   01/01/2014 to 12/31/2014...........    $15.22       $15.55            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.73          147
   01/01/2010 to 12/31/2010...........    $12.73       $14.26          145
   01/01/2011 to 12/31/2011...........    $14.26       $14.55           91
   01/01/2012 to 12/31/2012...........    $14.55       $16.23          105
   01/01/2013 to 12/31/2013...........    $16.23       $20.98          118
   01/01/2014 to 12/31/2014...........    $20.98       $23.45          353
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.79            0
   01/01/2010 to 12/31/2010...........    $12.79       $14.29            0
   01/01/2011 to 12/31/2011...........    $14.29       $13.95            0
   01/01/2012 to 12/31/2012...........    $13.95       $15.94            0
   01/01/2013 to 12/31/2013...........    $15.94       $20.48            0
   01/01/2014 to 12/31/2014...........    $20.48       $22.39            0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.75            0
   01/01/2010 to 12/31/2010...........    $12.75       $16.21        6,767
   01/01/2011 to 12/31/2011...........    $16.21       $15.57          186
   01/01/2012 to 12/31/2012...........    $15.57       $17.78            0
   01/01/2013 to 12/31/2013...........    $17.78       $22.96            0
   01/01/2014 to 12/31/2014...........    $22.96       $24.06            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.86          0
   01/01/2010 to 12/31/2010...........    $12.86       $15.32          0
   01/01/2011 to 12/31/2011...........    $15.32       $14.57          0
   01/01/2012 to 12/31/2012...........    $14.57       $16.80          0
   01/01/2013 to 12/31/2013...........    $16.80       $21.97          0
   01/01/2014 to 12/31/2014...........    $21.97       $23.96          0
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.14          0
   01/01/2010 to 12/31/2010...........    $13.14       $15.38          0
   01/01/2011 to 12/31/2011...........    $15.38       $15.44          0
   01/01/2012 to 12/31/2012...........    $15.44       $17.75          0
   01/01/2013 to 12/31/2013...........    $17.75       $23.59          0
   01/01/2014 to 12/31/2014...........    $23.59       $27.31          0
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $12.02          0
   01/01/2010 to 12/31/2010...........    $12.02       $14.00          0
   01/01/2011 to 12/31/2011...........    $14.00       $14.17          0
   01/01/2012 to 12/31/2012...........    $14.17       $14.42          0
   01/01/2013 to 12/31/2013...........    $14.42       $17.71          0
   01/01/2014 to 12/31/2014...........    $17.71       $15.62          0
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.18          0
   01/01/2010 to 12/31/2010...........    $13.18       $13.11          0
   01/01/2011 to 12/31/2011...........    $13.11       $15.06          0
   01/01/2012 to 12/31/2012...........    $15.06       $16.67          0
   01/01/2013 to 12/31/2013...........    $16.67       $21.71          0
   01/01/2014 to 12/31/2014...........    $21.71       $25.64          0
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.78          0
   01/01/2010 to 12/31/2010...........    $13.78       $18.12          0
   01/01/2011 to 12/31/2011...........    $18.12       $14.49          0
   01/01/2012 to 12/31/2012...........    $14.49       $12.25          0
   01/01/2013 to 12/31/2013...........    $12.25       $ 7.52          0
   01/01/2014 to 12/31/2014...........    $ 7.52       $ 5.67          0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $14.13          0
   01/01/2010 to 12/31/2010...........    $14.13       $17.43          0
   01/01/2011 to 12/31/2011...........    $17.43       $18.07          0
   01/01/2012 to 12/31/2012...........    $18.07       $20.95          0
   01/01/2013 to 12/31/2013...........    $20.95       $20.75          0
   01/01/2014 to 12/31/2014...........    $20.75       $25.66          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.30            0
   01/01/2010 to 12/31/2010...........    $10.30       $ 8.56            0
   01/01/2011 to 12/31/2011...........    $ 8.56       $ 5.29            0
   01/01/2012 to 12/31/2012...........    $ 5.29       $ 4.87            0
   01/01/2013 to 12/31/2013...........    $ 4.87       $ 5.62            0
   01/01/2014 to 12/31/2014...........    $ 5.62       $ 3.88            0
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.15            0
   01/01/2010 to 12/31/2010...........    $ 7.15       $ 5.58            0
   01/01/2011 to 12/31/2011...........    $ 5.58       $ 4.94            0
   01/01/2012 to 12/31/2012...........    $ 4.94       $ 3.97            0
   01/01/2013 to 12/31/2013...........    $ 3.97       $ 2.77            0
   01/01/2014 to 12/31/2014...........    $ 2.77       $ 2.21            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.67            0
   01/01/2010 to 12/31/2010...........    $12.67       $15.76        6,712
   01/01/2011 to 12/31/2011...........    $15.76       $15.80            0
   01/01/2012 to 12/31/2012...........    $15.80       $17.58            0
   01/01/2013 to 12/31/2013...........    $17.58       $24.43            0
   01/01/2014 to 12/31/2014...........    $24.43       $24.70            0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.49            0
   01/01/2010 to 12/31/2010...........    $12.49       $15.09            0
   01/01/2011 to 12/31/2011...........    $15.09       $14.32            0
   01/01/2012 to 12/31/2012...........    $14.32       $16.46            0
   01/01/2013 to 12/31/2013...........    $16.46       $22.42            0
   01/01/2014 to 12/31/2014...........    $22.42       $23.48            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $11.10            0
   01/01/2010 to 12/31/2010...........    $11.10       $12.71            0
   01/01/2011 to 12/31/2011...........    $12.71       $12.81            0
   01/01/2012 to 12/31/2012...........    $12.81       $14.77            0
   01/01/2013 to 12/31/2013...........    $14.77       $16.37            0
   01/01/2014 to 12/31/2014...........    $16.37       $16.29            0
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.97            0
   01/01/2010 to 12/31/2010...........    $ 8.97       $ 9.77            0
   01/01/2011 to 12/31/2011...........    $ 9.77       $13.88            0
   01/01/2012 to 12/31/2012...........    $13.88       $13.87            0
   01/01/2013 to 12/31/2013...........    $13.87       $11.10            0
   01/01/2014 to 12/31/2014...........    $11.10       $14.98           77

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRAMID-CAP
    05/01/2009 to 12/31/2009.........    $ 9.94       $16.14            0
    01/01/2010 to 12/31/2010.........    $16.14       $23.91            0
    01/01/2011 to 12/31/2011.........    $23.91       $20.43            0
    01/01/2012 to 12/31/2012.........    $20.43       $26.78            0
    01/01/2013 to 12/31/2013.........    $26.78       $45.21            0
    01/01/2014 to 12/31/2014.........    $45.21       $51.60            0
 PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009.........    $10.23       $12.34            0
    01/01/2010 to 12/31/2010.........    $12.34       $12.94            0
    01/01/2011 to 12/31/2011.........    $12.94       $15.04            0
    01/01/2012 to 12/31/2012.........    $15.04       $14.91            0
    01/01/2013 to 12/31/2013.........    $14.91       $16.71            0
    01/01/2014 to 12/31/2014.........    $16.71       $20.82        1,103
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.14       $13.50            0
    01/01/2010 to 12/31/2010.........    $13.50       $15.23            0
    01/01/2011 to 12/31/2011.........    $15.23       $12.82            0
    01/01/2012 to 12/31/2012.........    $12.82       $15.53            0
    01/01/2013 to 12/31/2013.........    $15.53       $18.27            0
    01/01/2014 to 12/31/2014.........    $18.27       $17.04            0
 S&P TARGET 24 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.00       $12.10            0
    01/01/2010 to 12/31/2010.........    $12.10       $14.28            0
    01/01/2011 to 12/31/2011.........    $14.28       $15.34            0
    01/01/2012 to 12/31/2012.........    $15.34       $16.61            0
    01/01/2013 to 12/31/2013.........    $16.61       $23.37            0
    01/01/2014 to 04/25/2014.........    $23.37       $23.10            0
 TARGET MANAGED VIP PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.00       $12.39            0
    01/01/2010 to 12/31/2010.........    $12.39       $14.61            0
    01/01/2011 to 12/31/2011.........    $14.61       $14.21            0
    01/01/2012 to 12/31/2012.........    $14.21       $15.89            0
    01/01/2013 to 12/31/2013.........    $15.89       $21.36            0
    01/01/2014 to 04/25/2014.........    $21.36       $21.26            0
 THE DOW DART 10 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.14       $13.39            0
    01/01/2010 to 12/31/2010.........    $13.39       $15.47            0
    01/01/2011 to 12/31/2011.........    $15.47       $16.49            0
    01/01/2012 to 12/31/2012.........    $16.49       $18.07            0
    01/01/2013 to 12/31/2013.........    $18.07       $23.40            0
    01/01/2014 to 04/25/2014.........    $23.40       $23.08            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $13.82          0
    01/01/2010 to 12/31/2010.........    $13.82       $15.93          0
    01/01/2011 to 12/31/2011.........    $15.93       $16.71          0
    01/01/2012 to 12/31/2012.........    $16.71       $17.45          0
    01/01/2013 to 12/31/2013.........    $17.45       $22.13          0
    01/01/2014 to 04/25/2014.........    $22.13       $22.93          0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    05/01/2009 to 12/31/2009.........    $10.09       $12.36          0
    01/01/2010 to 07/16/2010.........    $12.36       $11.92          0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.24       $14.84          0
    01/01/2011 to 12/31/2011.........    $14.84       $12.81          0
    01/01/2012 to 12/31/2012.........    $12.81       $14.41          0
    01/01/2013 to 12/31/2013.........    $14.41       $17.10          0
    01/01/2014 to 12/31/2014.........    $17.10       $16.02          0
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $11.92       $13.92          0
    01/01/2011 to 12/31/2011.........    $13.92       $13.48          0
    01/01/2012 to 12/31/2012.........    $13.48       $15.94          0
    01/01/2013 to 12/31/2013.........    $15.94       $20.55          0
    01/01/2014 to 12/31/2014.........    $20.55       $22.43          0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.12       $15.33          0
    01/01/2011 to 12/31/2011.........    $15.33       $14.35          0
    01/01/2012 to 12/31/2012.........    $14.35       $17.15          0
    01/01/2013 to 12/31/2013.........    $17.15       $23.80          0
    01/01/2014 to 12/31/2014.........    $23.80       $24.51          0
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.28          0
    01/01/2011 to 12/31/2011.........    $12.28       $11.63          0
    01/01/2012 to 12/31/2012.........    $11.63       $12.44          0
    01/01/2013 to 12/31/2013.........    $12.44       $18.53          0
    01/01/2014 to 12/31/2014.........    $18.53       $18.03          0

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (1.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.60              0
    01/01/2006 to 12/31/2006.........    $10.60       $11.48              0
    01/01/2007 to 12/31/2007.........    $11.48       $11.94              0
    01/01/2008 to 12/31/2008.........    $11.94       $11.25              0
    01/01/2009 to 12/31/2009.........    $11.25       $13.00              0
    01/01/2010 to 12/31/2010.........    $13.00       $14.96              0
    01/01/2011 to 12/31/2011.........    $14.96       $15.19              0
    01/01/2012 to 12/31/2012.........    $15.19       $17.14              0
    01/01/2013 to 12/31/2013.........    $17.14       $18.64              0
    01/01/2014 to 12/31/2014.........    $18.64       $18.85              0
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02            498
    01/01/2006 to 12/31/2006.........    $10.02       $11.07         13,966
    01/01/2007 to 12/31/2007.........    $11.07       $11.95         39,784
    01/01/2008 to 12/31/2008.........    $11.95       $ 8.05         24,711
    01/01/2009 to 12/31/2009.........    $ 8.05       $ 9.90        914,061
    01/01/2010 to 12/31/2010.........    $ 9.90       $10.96      1,562,926
    01/01/2011 to 12/31/2011.........    $10.96       $10.54      1,174,245
    01/01/2012 to 12/31/2012.........    $10.54       $11.73      1,346,497
    01/01/2013 to 12/31/2013.........    $11.73       $12.75      1,371,076
    01/01/2014 to 12/31/2014.........    $12.75       $13.09      1,367,935
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.70         11,045
    01/01/2007 to 12/31/2007.........    $10.70       $11.58         10,430
    01/01/2008 to 12/31/2008.........    $11.58       $ 8.04          5,721
    01/01/2009 to 12/31/2009.........    $ 8.04       $10.03        389,063
    01/01/2010 to 12/31/2010.........    $10.03       $11.27        640,211
    01/01/2011 to 12/31/2011.........    $11.27       $11.15        523,986
    01/01/2012 to 12/31/2012.........    $11.15       $12.53        631,188
    01/01/2013 to 12/31/2013.........    $12.53       $14.44        646,076
    01/01/2014 to 12/31/2014.........    $14.44       $15.14        672,879

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.46       $15.52              0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.29       $14.76              0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.03       $14.51              0
    01/01/2006 to 12/31/2006.........    $14.51       $16.76             59
    01/01/2007 to 12/31/2007.........    $16.76       $16.55         11,430
    01/01/2008 to 12/31/2008.........    $16.55       $10.67         18,304
    01/01/2009 to 12/31/2009.........    $10.67       $12.43         25,083
    01/01/2010 to 12/31/2010.........    $12.43       $13.99         34,878
    01/01/2011 to 12/31/2011.........    $13.99       $14.32         42,362
    01/01/2012 to 05/04/2012.........    $14.32       $15.59              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03              0
    01/01/2006 to 12/31/2006.........    $10.03       $10.96          7,540
    01/01/2007 to 12/31/2007.........    $10.96       $11.82         25,628
    01/01/2008 to 12/31/2008.........    $11.82       $ 8.33         32,085
    01/01/2009 to 12/31/2009.........    $ 8.33       $10.15      1,542,673
    01/01/2010 to 12/31/2010.........    $10.15       $11.27      2,439,825
    01/01/2011 to 12/31/2011.........    $11.27       $11.01      2,070,102
    01/01/2012 to 12/31/2012.........    $11.01       $12.24      2,216,155
    01/01/2013 to 12/31/2013.........    $12.24       $14.23      2,221,933
    01/01/2014 to 12/31/2014.........    $14.23       $14.99      2,224,012
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.20         18,409
    01/01/2012 to 12/31/2012.........    $ 9.20       $10.17         38,432
    01/01/2013 to 12/31/2013.........    $10.17       $11.15         46,603
    01/01/2014 to 12/31/2014.........    $11.15       $11.56         59,052
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.54          1,989
    01/01/2014 to 12/31/2014.........    $10.54       $10.79         10,539
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.44              0
    01/01/2010 to 12/31/2010.........    $ 9.44       $10.32              0
    01/01/2011 to 12/31/2011.........    $10.32       $11.18              0
    01/01/2012 to 12/31/2012.........    $11.18       $11.51              0
    01/01/2013 to 12/31/2013.........    $11.51       $11.30              0
    01/01/2014 to 12/31/2014.........    $11.30       $11.23              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.85              0
    01/01/2010 to 12/31/2010.........    $ 8.85       $ 9.78              0
    01/01/2011 to 12/31/2011.........    $ 9.78       $11.47              0
    01/01/2012 to 12/31/2012.........    $11.47       $12.06              0
    01/01/2013 to 12/31/2013.........    $12.06       $11.14              0
    01/01/2014 to 12/31/2014.........    $11.14       $11.69              0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31          2,701
    01/01/2010 to 12/31/2010.........    $10.31       $11.59          6,969
    01/01/2011 to 12/31/2011.........    $11.59       $10.78          4,622
    01/01/2012 to 12/31/2012.........    $10.78       $12.07         15,600
    01/01/2013 to 12/31/2013.........    $12.07       $15.68         15,537
    01/01/2014 to 12/31/2014.........    $15.68       $17.09         15,800
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01              0
    01/01/2006 to 12/31/2006.........    $10.01       $11.25         10,355
    01/01/2007 to 12/31/2007.........    $11.25       $12.20         22,668
    01/01/2008 to 12/31/2008.........    $12.20       $ 7.85         16,496
    01/01/2009 to 12/31/2009.........    $ 7.85       $ 9.72      1,321,943
    01/01/2010 to 12/31/2010.........    $ 9.72       $10.89      2,065,600
    01/01/2011 to 12/31/2011.........    $10.89       $10.51      1,469,934
    01/01/2012 to 12/31/2012.........    $10.51       $11.81      1,825,382
    01/01/2013 to 12/31/2013.........    $11.81       $14.33      2,003,360
    01/01/2014 to 12/31/2014.........    $14.33       $15.15      2,316,265
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.71         11,466
    01/01/2014 to 12/31/2014.........    $11.71       $13.15         39,712
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.15       $21.73            583
    01/01/2006 to 12/31/2006.........    $21.73       $29.38          1,218
    01/01/2007 to 12/31/2007.........    $29.38       $23.25          4,025
    01/01/2008 to 12/31/2008.........    $23.25       $14.93          5,934
    01/01/2009 to 12/31/2009.........    $14.93       $19.46          9,804
    01/01/2010 to 12/31/2010.........    $19.46       $24.76         13,156
    01/01/2011 to 12/31/2011.........    $24.76       $26.09         21,984
    01/01/2012 to 12/31/2012.........    $26.09       $29.75         27,252
    01/01/2013 to 12/31/2013.........    $29.75       $30.33         36,608
    01/01/2014 to 12/31/2014.........    $30.33       $39.25         38,386
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.27       $17.28          1,428
    01/01/2006 to 12/31/2006.........    $17.28       $20.49          1,838
    01/01/2007 to 12/31/2007.........    $20.49       $16.65         17,498
    01/01/2008 to 07/18/2008.........    $16.65       $15.30              0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.72              0
    01/01/2014 to 12/31/2014.........    $ 9.72       $10.10          5,612

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.62              0
    01/01/2007 to 12/31/2007.........    $10.62       $11.40              0
    01/01/2008 to 12/31/2008.........    $11.40       $ 7.38          6,160
    01/01/2009 to 12/31/2009.........    $ 7.38       $ 9.04        522,945
    01/01/2010 to 12/31/2010.........    $ 9.04       $10.22        813,324
    01/01/2011 to 12/31/2011.........    $10.22       $ 9.95        677,785
    01/01/2012 to 12/31/2012.........    $ 9.95       $10.88        794,402
    01/01/2013 to 12/31/2013.........    $10.88       $12.34        750,114
    01/01/2014 to 12/31/2014.........    $12.34       $12.58        739,676
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.01              0
    01/01/2008 to 12/31/2008.........    $10.01       $ 7.20          6,088
    01/01/2009 to 12/31/2009.........    $ 7.20       $ 8.63        268,814
    01/01/2010 to 12/31/2010.........    $ 8.63       $ 9.67        374,680
    01/01/2011 to 12/31/2011.........    $ 9.67       $ 9.32        305,979
    01/01/2012 to 12/31/2012.........    $ 9.32       $10.47        374,058
    01/01/2013 to 12/31/2013.........    $10.47       $12.34        415,075
    01/01/2014 to 12/31/2014.........    $12.34       $12.89        414,440
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.49          9,758
    01/01/2009 to 11/13/2009.........    $ 7.49       $ 8.41              0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.79      1,161,219
    01/01/2013 to 12/31/2013.........    $10.79       $13.27      1,198,820
    01/01/2014 to 12/31/2014.........    $13.27       $13.53      1,000,015
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.85         47,511
    01/01/2014 to 12/31/2014.........    $10.85       $11.00         69,541
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.13              0
    01/01/2009 to 12/31/2009.........    $ 6.13       $ 8.18         28,235
    01/01/2010 to 12/31/2010.........    $ 8.18       $ 9.72         32,992
    01/01/2011 to 12/31/2011.........    $ 9.72       $ 9.13         13,376
    01/01/2012 to 12/31/2012.........    $ 9.13       $11.44         32,283
    01/01/2013 to 12/31/2013.........    $11.44       $11.80         20,604
    01/01/2014 to 12/31/2014.........    $11.80       $13.29         23,715

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.02       $12.28           240
    01/01/2006 to 12/31/2006.........    $12.28       $13.35         2,225
    01/01/2007 to 12/31/2007.........    $13.35       $15.04           896
    01/01/2008 to 12/31/2008.........    $15.04       $ 8.88            12
    01/01/2009 to 12/31/2009.........    $ 8.88       $13.11        58,648
    01/01/2010 to 12/31/2010.........    $13.11       $14.30        41,510
    01/01/2011 to 12/31/2011.........    $14.30       $13.57        20,038
    01/01/2012 to 12/31/2012.........    $13.57       $16.07        41,245
    01/01/2013 to 12/31/2013.........    $16.07       $20.61        29,937
    01/01/2014 to 02/07/2014.........    $20.61       $20.28             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.14       $14.64         5,966
    01/01/2006 to 12/31/2006.........    $14.64       $16.97         5,194
    01/01/2007 to 12/31/2007.........    $16.97       $17.64         4,389
    01/01/2008 to 12/31/2008.........    $17.64       $10.34         2,145
    01/01/2009 to 12/31/2009.........    $10.34       $12.18        25,175
    01/01/2010 to 12/31/2010.........    $12.18       $13.59        41,638
    01/01/2011 to 12/31/2011.........    $13.59       $12.70        34,198
    01/01/2012 to 12/31/2012.........    $12.70       $15.02        90,626
    01/01/2013 to 12/31/2013.........    $15.02       $19.83       182,543
    01/01/2014 to 12/31/2014.........    $19.83       $22.17       239,027
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.79       $15.31         1,829
    01/01/2006 to 12/31/2006.........    $15.31       $16.09         1,755
    01/01/2007 to 12/31/2007.........    $16.09       $18.98         1,181
    01/01/2008 to 12/31/2008.........    $18.98       $11.11           522
    01/01/2009 to 12/31/2009.........    $11.11       $17.25        59,746
    01/01/2010 to 12/31/2010.........    $17.25       $20.43        79,495
    01/01/2011 to 12/31/2011.........    $20.43       $19.60        29,042
    01/01/2012 to 12/31/2012.........    $19.60       $23.17        61,641
    01/01/2013 to 12/31/2013.........    $23.17       $30.28        74,871
    01/01/2014 to 12/31/2014.........    $30.28       $33.38        69,326
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.18             0
    01/01/2008 to 12/31/2008.........    $10.18       $ 7.62             0
    01/01/2009 to 12/31/2009.........    $ 7.62       $ 9.30       360,411
    01/01/2010 to 12/31/2010.........    $ 9.30       $10.26       829,285
    01/01/2011 to 12/31/2011.........    $10.26       $10.09       733,417
    01/01/2012 to 12/31/2012.........    $10.09       $10.98       752,656
    01/01/2013 to 12/31/2013.........    $10.98       $11.92       696,614
    01/01/2014 to 12/31/2014.........    $11.92       $12.26       670,322
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.74       $17.37         1,591
    01/01/2006 to 12/31/2006.........    $17.37       $20.13             0
    01/01/2007 to 12/31/2007.........    $20.13       $18.88             0
    01/01/2008 to 12/31/2008.........    $18.88       $13.69         7,017
    01/01/2009 to 12/31/2009.........    $13.69       $17.17        35,275
    01/01/2010 to 12/31/2010.........    $17.17       $21.51        40,042
    01/01/2011 to 12/31/2011.........    $21.51       $21.54        23,451
    01/01/2012 to 12/31/2012.........    $21.54       $24.63        33,805
    01/01/2013 to 12/31/2013.........    $24.63       $33.80        33,279
    01/01/2014 to 12/31/2014.........    $33.80       $35.82        34,985

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.60       $15.78         1,364
    01/01/2006 to 12/31/2006.........    $15.78       $18.98         4,603
    01/01/2007 to 12/31/2007.........    $18.98       $18.98         8,946
    01/01/2008 to 12/31/2008.........    $18.98       $11.77         7,903
    01/01/2009 to 12/31/2009.........    $11.77       $13.75        13,420
    01/01/2010 to 12/31/2010.........    $13.75       $15.29        16,860
    01/01/2011 to 12/31/2011.........    $15.29       $15.04        12,395
    01/01/2012 to 12/31/2012.........    $15.04       $16.86        14,645
    01/01/2013 to 12/31/2013.........    $16.86       $22.43        38,184
    01/01/2014 to 12/31/2014.........    $22.43       $22.52        26,343
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.56       $13.55           177
    01/01/2006 to 12/31/2006.........    $13.55       $14.78         3,002
    01/01/2007 to 12/31/2007.........    $14.78       $14.97        25,827
    01/01/2008 to 12/31/2008.........    $14.97       $11.02        28,527
    01/01/2009 to 12/31/2009.........    $11.02       $14.77        88,476
    01/01/2010 to 12/31/2010.........    $14.77       $16.57        80,556
    01/01/2011 to 12/31/2011.........    $16.57       $16.90       144,474
    01/01/2012 to 12/31/2012.........    $16.90       $19.02        45,575
    01/01/2013 to 12/31/2013.........    $19.02       $20.15        48,884
    01/01/2014 to 12/31/2014.........    $20.15       $20.43        64,482
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.46       $17.82         4,283
    01/01/2006 to 12/31/2006.........    $17.82       $21.31         4,361
    01/01/2007 to 12/31/2007.........    $21.31       $25.07         6,515
    01/01/2008 to 12/31/2008.........    $25.07       $12.33         5,078
    01/01/2009 to 12/31/2009.........    $12.33       $16.50         9,731
    01/01/2010 to 12/31/2010.........    $16.50       $18.67        19,252
    01/01/2011 to 12/31/2011.........    $18.67       $16.07        23,180
    01/01/2012 to 12/31/2012.........    $16.07       $19.12        60,384
    01/01/2013 to 12/31/2013.........    $19.12       $22.50       116,775
    01/01/2014 to 12/31/2014.........    $22.50       $21.01       177,592
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.52       $17.44             0
    01/01/2006 to 12/31/2006.........    $17.44       $21.98             0
    01/01/2007 to 12/31/2007.........    $21.98       $25.59         4,795
    01/01/2008 to 12/31/2008.........    $25.59       $14.17         7,925
    01/01/2009 to 12/31/2009.........    $14.17       $18.27        14,938
    01/01/2010 to 12/31/2010.........    $18.27       $20.07        21,715
    01/01/2011 to 12/31/2011.........    $20.07       $17.35        18,167
    01/01/2012 to 12/31/2012.........    $17.35       $20.01        30,153
    01/01/2013 to 12/31/2013.........    $20.01       $23.63        46,439
    01/01/2014 to 12/31/2014.........    $23.63       $21.79        63,246

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.00       $10.78         41,965
    01/01/2009 to 12/31/2009.........    $10.78       $11.86          1,591
    01/01/2010 to 12/31/2010.........    $11.86       $13.00          3,121
    01/01/2011 to 12/31/2011.........    $13.00       $14.44      3,397,372
    01/01/2012 to 12/31/2012.........    $14.44       $15.62        988,824
    01/01/2013 to 12/31/2013.........    $15.62       $14.95        316,915
    01/01/2014 to 12/31/2014.........    $14.95       $15.77        351,974
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.20              0
    01/01/2008 to 12/31/2008.........    $10.20       $ 6.98              0
    01/01/2009 to 12/31/2009.........    $ 6.98       $ 8.74        476,451
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.84        772,403
    01/01/2011 to 12/31/2011.........    $ 9.84       $ 9.67        606,311
    01/01/2012 to 12/31/2012.........    $ 9.67       $10.86        677,571
    01/01/2013 to 12/31/2013.........    $10.86       $12.48        712,642
    01/01/2014 to 12/31/2014.........    $12.48       $13.12        651,318
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.89       $16.34          2,436
    01/01/2006 to 12/31/2006.........    $16.34       $19.83          2,327
    01/01/2007 to 12/31/2007.........    $19.83       $21.45          7,932
    01/01/2008 to 12/31/2008.........    $21.45       $12.43          5,876
    01/01/2009 to 12/31/2009.........    $12.43       $16.70         55,206
    01/01/2010 to 12/31/2010.........    $16.70       $17.69         97,614
    01/01/2011 to 12/31/2011.........    $17.69       $15.89         49,839
    01/01/2012 to 12/31/2012.........    $15.89       $19.14         64,570
    01/01/2013 to 12/31/2013.........    $19.14       $21.83         78,923
    01/01/2014 to 12/31/2014.........    $21.83       $20.21         74,393
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.90       $13.64              0
    01/01/2006 to 12/31/2006.........    $13.64       $14.98              0
    01/01/2007 to 12/31/2007.........    $14.98       $15.10            917
    01/01/2008 to 12/31/2008.........    $15.10       $12.30            929
    01/01/2009 to 12/31/2009.........    $12.30       $14.83        180,568
    01/01/2010 to 12/31/2010.........    $14.83       $15.73        240,367
    01/01/2011 to 12/31/2011.........    $15.73       $15.59        202,928
    01/01/2012 to 12/31/2012.........    $15.59       $17.06        218,413
    01/01/2013 to 12/31/2013.........    $17.06       $18.73        216,556
    01/01/2014 to 12/31/2014.........    $18.73       $19.52        214,800
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.30          3,282
    01/01/2010 to 12/31/2010.........    $10.30       $11.33          4,874
    01/01/2011 to 12/31/2011.........    $11.33       $11.27         16,047
    01/01/2012 to 12/31/2012.........    $11.27       $12.84         22,569
    01/01/2013 to 12/31/2013.........    $12.84       $17.32         96,833
    01/01/2014 to 12/31/2014.........    $17.32       $18.75         86,659

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.41       $14.11         2,495
    01/01/2006 to 12/31/2006.........    $14.11       $16.52         2,124
    01/01/2007 to 12/31/2007.........    $16.52       $15.84         2,124
    01/01/2008 to 12/31/2008.........    $15.84       $ 9.16           764
    01/01/2009 to 12/31/2009.........    $ 9.16       $10.82         4,280
    01/01/2010 to 12/31/2010.........    $10.82       $12.10        17,238
    01/01/2011 to 12/31/2011.........    $12.10       $11.46         9,745
    01/01/2012 to 12/31/2012.........    $11.46       $13.24        17,860
    01/01/2013 to 12/31/2013.........    $13.24       $18.31        55,359
    01/01/2014 to 12/31/2014.........    $18.31       $20.58        95,330
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.18       $14.98        15,977
    01/01/2006 to 12/31/2006.........    $14.98       $15.87        15,583
    01/01/2007 to 12/31/2007.........    $15.87       $18.04        39,554
    01/01/2008 to 12/31/2008.........    $18.04       $10.05        34,318
    01/01/2009 to 12/31/2009.........    $10.05       $12.89        46,693
    01/01/2010 to 12/31/2010.........    $12.89       $15.25        58,471
    01/01/2011 to 12/31/2011.........    $15.25       $14.94        52,237
    01/01/2012 to 12/31/2012.........    $14.94       $16.58       113,942
    01/01/2013 to 12/31/2013.........    $16.58       $22.39       238,651
    01/01/2014 to 12/31/2014.........    $22.39       $24.48       298,328
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.76       $12.76         2,543
    01/01/2006 to 12/31/2006.........    $12.76       $13.85         2,496
    01/01/2007 to 12/31/2007.........    $13.85       $14.53         1,650
    01/01/2008 to 12/31/2008.........    $14.53       $11.02        51,247
    01/01/2009 to 12/31/2009.........    $11.02       $14.66        57,575
    01/01/2010 to 12/31/2010.........    $14.66       $16.44        67,953
    01/01/2011 to 12/31/2011.........    $16.44       $17.90        13,452
    01/01/2012 to 12/31/2012.........    $17.90       $18.75        58,338
    01/01/2013 to 12/31/2013.........    $18.75       $18.16       123,101
    01/01/2014 to 12/31/2014.........    $18.16       $19.10       137,193
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.53       $15.45             0
    01/01/2006 to 12/31/2006.........    $15.45       $18.98           539
    01/01/2007 to 12/31/2007.........    $18.98       $20.52         4,692
    01/01/2008 to 12/31/2008.........    $20.52       $13.39         4,900
    01/01/2009 to 12/31/2009.........    $13.39       $17.41        17,137
    01/01/2010 to 12/31/2010.........    $17.41       $19.28        27,945
    01/01/2011 to 12/31/2011.........    $19.28       $18.46        19,656
    01/01/2012 to 12/31/2012.........    $18.46       $22.46        45,046
    01/01/2013 to 12/31/2013.........    $22.46       $28.34        41,487
    01/01/2014 to 12/31/2014.........    $28.34       $29.03        43,931

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.59       $13.24         4,284
    01/01/2006 to 12/31/2006.........    $13.24       $14.35         3,864
    01/01/2007 to 12/31/2007.........    $14.35       $16.33         4,172
    01/01/2008 to 12/31/2008.........    $16.33       $10.28         1,505
    01/01/2009 to 12/31/2009.........    $10.28       $12.63        16,608
    01/01/2010 to 12/31/2010.........    $12.63       $14.08        29,835
    01/01/2011 to 12/31/2011.........    $14.08       $13.84        21,047
    01/01/2012 to 12/31/2012.........    $13.84       $16.02        41,995
    01/01/2013 to 12/31/2013.........    $16.02       $21.64        52,397
    01/01/2014 to 12/31/2014.........    $21.64       $23.26        68,684
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.22             0
    01/01/2013 to 12/31/2013.........    $10.22       $13.58           659
    01/01/2014 to 12/31/2014.........    $13.58       $14.80         7,626
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.39       $16.04           344
    01/01/2006 to 12/31/2006.........    $16.04       $18.11             0
    01/01/2007 to 12/31/2007.........    $18.11       $18.39           421
    01/01/2008 to 12/31/2008.........    $18.39       $11.25           415
    01/01/2009 to 12/31/2009.........    $11.25       $15.44        10,773
    01/01/2010 to 12/31/2010.........    $15.44       $18.87        21,245
    01/01/2011 to 12/31/2011.........    $18.87       $18.01        10,531
    01/01/2012 to 12/31/2012.........    $18.01       $21.08        14,127
    01/01/2013 to 12/31/2013.........    $21.08       $27.59        21,318
    01/01/2014 to 12/31/2014.........    $27.59       $31.36        28,408
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.91       $10.07         1,524
    01/01/2006 to 12/31/2006.........    $10.07       $10.41        13,217
    01/01/2007 to 12/31/2007.........    $10.41       $10.79       115,324
    01/01/2008 to 12/31/2008.........    $10.79       $10.94       176,488
    01/01/2009 to 12/31/2009.........    $10.94       $10.84       108,717
    01/01/2010 to 12/31/2010.........    $10.84       $10.71       111,243
    01/01/2011 to 12/31/2011.........    $10.71       $10.59       103,617
    01/01/2012 to 12/31/2012.........    $10.59       $10.47       130,013
    01/01/2013 to 12/31/2013.........    $10.47       $10.35       288,635
    01/01/2014 to 12/31/2014.........    $10.35       $10.23       603,201
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.34       $18.10         2,509
    01/01/2006 to 12/31/2006.........    $18.10       $19.82         2,823
    01/01/2007 to 12/31/2007.........    $19.82       $20.21         3,426
    01/01/2008 to 12/31/2008.........    $20.21       $11.53           924
    01/01/2009 to 12/31/2009.........    $11.53       $16.04        12,210
    01/01/2010 to 12/31/2010.........    $16.04       $19.57        35,111
    01/01/2011 to 12/31/2011.........    $19.57       $18.86        24,057
    01/01/2012 to 12/31/2012.........    $18.86       $21.84        41,521
    01/01/2013 to 12/31/2013.........    $21.84       $30.65        82,935
    01/01/2014 to 12/31/2014.........    $30.65       $34.62        87,437

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08           756
    01/01/2012 to 12/31/2012.........    $10.08       $10.45             0
    01/01/2013 to 12/31/2013.........    $10.45       $10.04         3,149
    01/01/2014 to 12/31/2014.........    $10.04       $10.43         4,646
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.10       $15.82         1,750
    01/01/2006 to 12/31/2006.........    $15.82       $17.83         2,696
    01/01/2007 to 12/31/2007.........    $17.83       $21.54         3,535
    01/01/2008 to 12/31/2008.........    $21.54       $12.10           141
    01/01/2009 to 12/31/2009.........    $12.10       $15.52         6,961
    01/01/2010 to 12/31/2010.........    $15.52       $19.74        19,356
    01/01/2011 to 12/31/2011.........    $19.74       $19.84        28,636
    01/01/2012 to 12/31/2012.........    $19.84       $22.04        31,765
    01/01/2013 to 12/31/2013.........    $22.04       $28.90        36,981
    01/01/2014 to 12/31/2014.........    $28.90       $30.83        48,325
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.34       $15.22           681
    01/01/2006 to 12/31/2006.........    $15.22       $16.22           681
    01/01/2007 to 12/31/2007.........    $16.22       $19.03         1,991
    01/01/2008 to 12/31/2008.........    $19.03       $10.81           169
    01/01/2009 to 12/31/2009.........    $10.81       $13.09         3,887
    01/01/2010 to 12/31/2010.........    $13.09       $15.57         7,941
    01/01/2011 to 04/29/2011.........    $15.57       $17.49             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.36        64,385
    01/01/2013 to 12/31/2013.........    $10.36       $12.18        99,126
    01/01/2014 to 12/31/2014.........    $12.18       $12.66        83,665
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.59             0
    01/01/2009 to 12/31/2009.........    $ 5.59       $ 9.20       117,999
    01/01/2010 to 12/31/2010.........    $ 9.20       $11.11       241,651
    01/01/2011 to 12/31/2011.........    $11.11       $ 8.76       118,710
    01/01/2012 to 12/31/2012.........    $ 8.76       $10.21       173,167
    01/01/2013 to 12/31/2013.........    $10.21       $10.12       175,990
    01/01/2014 to 12/31/2014.........    $10.12       $ 9.53       171,468

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.40       $10.44         10,809
    01/01/2006 to 12/31/2006.........    $10.44       $10.72          7,515
    01/01/2007 to 12/31/2007.........    $10.72       $11.32         48,992
    01/01/2008 to 12/31/2008.........    $11.32       $11.31         63,423
    01/01/2009 to 12/31/2009.........    $11.31       $12.32         42,844
    01/01/2010 to 12/31/2010.........    $12.32       $12.66         81,187
    01/01/2011 to 12/31/2011.........    $12.66       $12.79         68,255
    01/01/2012 to 12/31/2012.........    $12.79       $13.24        146,946
    01/01/2013 to 12/31/2013.........    $13.24       $12.80        293,078
    01/01/2014 to 12/31/2014.........    $12.80       $12.64        338,182
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.99       $11.14          2,977
    01/01/2006 to 12/31/2006.........    $11.14       $11.42          8,333
    01/01/2007 to 12/31/2007.........    $11.42       $12.23         10,128
    01/01/2008 to 12/31/2008.........    $12.23       $11.82         33,428
    01/01/2009 to 12/31/2009.........    $11.82       $13.61        403,919
    01/01/2010 to 12/31/2010.........    $13.61       $14.49        719,024
    01/01/2011 to 12/31/2011.........    $14.49       $14.78        632,075
    01/01/2012 to 12/31/2012.........    $14.78       $15.97        838,162
    01/01/2013 to 12/31/2013.........    $15.97       $15.50        755,745
    01/01/2014 to 12/31/2014.........    $15.50       $15.97        807,741
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.04              0
    01/01/2006 to 12/31/2006.........    $10.04       $10.72              0
    01/01/2007 to 12/31/2007.........    $10.72       $11.52              0
    01/01/2008 to 12/31/2008.........    $11.52       $ 9.17         42,451
    01/01/2009 to 12/31/2009.........    $ 9.17       $10.88        354,949
    01/01/2010 to 12/31/2010.........    $10.88       $11.89        688,176
    01/01/2011 to 12/31/2011.........    $11.89       $11.87        709,217
    01/01/2012 to 12/31/2012.........    $11.87       $12.95        839,716
    01/01/2013 to 12/31/2013.........    $12.95       $13.98        738,781
    01/01/2014 to 12/31/2014.........    $13.98       $14.62        800,719
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08         10,791
    01/01/2012 to 12/31/2012.........    $10.08       $10.67         19,739
    01/01/2013 to 12/31/2013.........    $10.67       $10.31         13,958
    01/01/2014 to 12/31/2014.........    $10.31       $10.80         19,583
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.52          1,999
    01/01/2007 to 12/31/2007.........    $10.52       $11.59          4,528
    01/01/2008 to 12/31/2008.........    $11.59       $ 6.79         16,663
    01/01/2009 to 12/31/2009.........    $ 6.79       $ 8.46      1,176,271
    01/01/2010 to 12/31/2010.........    $ 8.46       $ 9.95      1,733,959
    01/01/2011 to 12/31/2011.........    $ 9.95       $ 9.23      1,209,165
    01/01/2012 to 12/31/2012.........    $ 9.23       $10.30      1,426,557
    01/01/2013 to 12/31/2013.........    $10.30       $11.91      1,452,243
    01/01/2014 to 12/31/2014.........    $11.91       $12.86      1,435,017

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.43       $13.75          7,699
    01/01/2006 to 12/31/2006.........    $13.75       $15.30          7,365
    01/01/2007 to 12/31/2007.........    $15.30       $15.44          6,644
    01/01/2008 to 12/31/2008.........    $15.44       $ 9.35          8,903
    01/01/2009 to 12/31/2009.........    $ 9.35       $11.27         12,417
    01/01/2010 to 12/31/2010.........    $11.27       $12.81         75,339
    01/01/2011 to 12/31/2011.........    $12.81       $13.10         49,507
    01/01/2012 to 12/31/2012.........    $13.10       $15.39         68,326
    01/01/2013 to 12/31/2013.........    $15.39       $20.14         76,396
    01/01/2014 to 12/31/2014.........    $20.14       $23.34        105,836
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.93              0
    01/01/2012 to 12/31/2012.........    $ 8.93       $ 9.99              0
    01/01/2013 to 12/31/2013.........    $ 9.99       $12.09         33,710
    01/01/2014 to 12/31/2014.........    $12.09       $12.72             39
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.05              0
    01/01/2008 to 12/31/2008.........    $10.05       $ 7.19          8,594
    01/01/2009 to 12/31/2009.........    $ 7.19       $ 8.77        438,182
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.71        955,369
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.42        840,799
    01/01/2012 to 12/31/2012.........    $ 9.42       $10.27        879,464
    01/01/2013 to 12/31/2013.........    $10.27       $11.41        850,564
    01/01/2014 to 12/31/2014.........    $11.41       $11.86        816,461
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.51              0
    01/01/2008 to 12/31/2008.........    $11.51       $ 7.37              0
    01/01/2009 to 12/31/2009.........    $ 7.37       $ 9.25        803,042
    01/01/2010 to 12/31/2010.........    $ 9.25       $10.45      1,248,548
    01/01/2011 to 12/31/2011.........    $10.45       $10.08        831,635
    01/01/2012 to 12/31/2012.........    $10.08       $11.55      1,166,672
    01/01/2013 to 12/31/2013.........    $11.55       $13.48      1,202,425
    01/01/2014 to 12/31/2014.........    $13.48       $14.05      1,146,395
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.63       $13.06              0
    01/01/2006 to 12/31/2006.........    $13.06       $14.16              0
    01/01/2007 to 12/31/2007.........    $14.16       $15.24            403
    01/01/2008 to 12/31/2008.........    $15.24       $10.52            377
    01/01/2009 to 12/31/2009.........    $10.52       $13.25        312,504
    01/01/2010 to 12/31/2010.........    $13.25       $14.64        775,054
    01/01/2011 to 12/31/2011.........    $14.64       $13.99        664,597
    01/01/2012 to 12/31/2012.........    $13.99       $15.36        743,969
    01/01/2013 to 12/31/2013.........    $15.36       $17.37        757,780
    01/01/2014 to 12/31/2014.........    $17.37       $17.70        728,070

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $20.12       $21.76          2,653
    01/01/2006 to 12/31/2006.........    $21.76       $24.29          2,243
    01/01/2007 to 12/31/2007.........    $24.29       $26.70         11,964
    01/01/2008 to 12/31/2008.........    $26.70       $14.76         11,948
    01/01/2009 to 12/31/2009.........    $14.76       $19.35         23,783
    01/01/2010 to 12/31/2010.........    $19.35       $25.35         23,796
    01/01/2011 to 12/31/2011.........    $25.35       $21.78         27,459
    01/01/2012 to 12/31/2012.........    $21.78       $25.85         36,427
    01/01/2013 to 12/31/2013.........    $25.85       $35.98         46,755
    01/01/2014 to 12/31/2014.........    $35.98       $37.32         53,798
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.53       $12.57              0
    01/01/2006 to 12/31/2006.........    $12.57       $13.99              0
    01/01/2007 to 12/31/2007.........    $13.99       $14.82              0
    01/01/2008 to 12/31/2008.........    $14.82       $ 9.52          2,121
    01/01/2009 to 12/31/2009.........    $ 9.52       $12.60         34,079
    01/01/2010 to 12/31/2010.........    $12.60       $16.99         12,258
    01/01/2011 to 12/31/2011.........    $16.99       $16.63          9,822
    01/01/2012 to 12/31/2012.........    $16.63       $18.44         14,615
    01/01/2013 to 12/31/2013.........    $18.44       $24.65         62,996
    01/01/2014 to 12/31/2014.........    $24.65       $25.29         49,354
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.59       $16.43          3,307
    01/01/2006 to 12/31/2006.........    $16.43       $19.50          2,439
    01/01/2007 to 12/31/2007.........    $19.50       $18.20          2,667
    01/01/2008 to 12/31/2008.........    $18.20       $12.64         14,814
    01/01/2009 to 12/31/2009.........    $12.64       $15.87         20,198
    01/01/2010 to 12/31/2010.........    $15.87       $19.77         20,406
    01/01/2011 to 12/31/2011.........    $19.77       $18.37         18,778
    01/01/2012 to 12/31/2012.........    $18.37       $21.46         35,533
    01/01/2013 to 12/31/2013.........    $21.46       $29.14         92,549
    01/01/2014 to 12/31/2014.........    $29.14       $30.33        102,295
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.43       $13.90            351
    01/01/2006 to 12/31/2006.........    $13.90       $15.46            553
    01/01/2007 to 12/31/2007.........    $15.46       $16.24          1,472
    01/01/2008 to 12/31/2008.........    $16.24       $11.89          4,984
    01/01/2009 to 12/31/2009.........    $11.89       $14.59        554,032
    01/01/2010 to 12/31/2010.........    $14.59       $16.09      1,083,296
    01/01/2011 to 12/31/2011.........    $16.09       $16.22        999,857
    01/01/2012 to 12/31/2012.........    $16.22       $18.20      1,271,409
    01/01/2013 to 12/31/2013.........    $18.20       $21.02      1,276,857
    01/01/2014 to 12/31/2014.........    $21.02       $22.00      1,236,928

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.41       $15.03         5,597
    01/01/2006 to 12/31/2006.........    $15.03       $18.03         7,572
    01/01/2007 to 12/31/2007.........    $18.03       $17.19         6,548
    01/01/2008 to 12/31/2008.........    $17.19       $ 9.87         5,384
    01/01/2009 to 12/31/2009.........    $ 9.87       $12.08        10,638
    01/01/2010 to 12/31/2010.........    $12.08       $13.52        21,769
    01/01/2011 to 12/31/2011.........    $13.52       $13.15        15,374
    01/01/2012 to 12/31/2012.........    $13.15       $15.24        50,027
    01/01/2013 to 12/31/2013.........    $15.24       $19.54       114,432
    01/01/2014 to 12/31/2014.........    $19.54       $20.76       132,651
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.95       $13.75           138
    01/01/2006 to 12/31/2006.........    $13.75       $14.36         3,393
    01/01/2007 to 12/31/2007.........    $14.36       $15.37         3,248
    01/01/2008 to 12/31/2008.........    $15.37       $ 9.03            88
    01/01/2009 to 12/31/2009.........    $ 9.03       $13.69        60,752
    01/01/2010 to 12/31/2010.........    $13.69       $15.67        99,978
    01/01/2011 to 12/31/2011.........    $15.67       $15.23        46,258
    01/01/2012 to 12/31/2012.........    $15.23       $17.70        59,479
    01/01/2013 to 12/31/2013.........    $17.70       $25.19        99,275
    01/01/2014 to 12/31/2014.........    $25.19       $26.98       119,471
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.88       $23.23         2,090
    01/01/2006 to 12/31/2006.........    $23.23       $26.61         2,414
    01/01/2007 to 12/31/2007.........    $26.61       $36.95         8,623
    01/01/2008 to 12/31/2008.........    $36.95       $18.27         7,141
    01/01/2009 to 12/31/2009.........    $18.27       $26.97        41,100
    01/01/2010 to 12/31/2010.........    $26.97       $32.11        63,949
    01/01/2011 to 12/31/2011.........    $32.11       $27.01        51,278
    01/01/2012 to 12/31/2012.........    $27.01       $27.66        69,365
    01/01/2013 to 12/31/2013.........    $27.66       $31.55        68,307
    01/01/2014 to 12/31/2014.........    $31.55       $28.58        73,225
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.37       $11.68         3,689
    01/01/2006 to 12/31/2006.........    $11.68       $12.27         3,546
    01/01/2007 to 12/31/2007.........    $12.27       $13.29        37,129
    01/01/2008 to 12/31/2008.........    $13.29       $12.82        32,537
    01/01/2009 to 12/31/2009.........    $12.82       $14.21        39,438
    01/01/2010 to 12/31/2010.........    $14.21       $14.85        45,074
    01/01/2011 to 12/31/2011.........    $14.85       $15.29        39,211
    01/01/2012 to 12/31/2012.........    $15.29       $15.90        53,980
    01/01/2013 to 12/31/2013.........    $15.90       $15.13       113,438
    01/01/2014 to 12/31/2014.........    $15.13       $15.04       132,013

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00             0
    01/01/2006 to 12/31/2006.........    $10.00       $11.44             0
    01/01/2007 to 12/31/2007.........    $11.44       $12.39         1,213
    01/01/2008 to 12/31/2008.........    $12.39       $ 7.06        12,822
    01/01/2009 to 12/31/2009.........    $ 7.06       $ 8.96       225,384
    01/01/2010 to 12/31/2010.........    $ 8.96       $10.16       319,967
    01/01/2011 to 12/31/2011.........    $10.16       $ 9.69       288,135
    01/01/2012 to 12/31/2012.........    $ 9.69       $10.64       348,044
    01/01/2013 to 12/31/2013.........    $10.64       $12.67       412,006
    01/01/2014 to 12/31/2014.........    $12.67       $13.21       513,376
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.99             0
    01/01/2008 to 12/31/2008.........    $ 9.99       $ 9.36         1,731
    01/01/2009 to 12/31/2009.........    $ 9.36       $10.32       133,974
    01/01/2010 to 12/31/2010.........    $10.32       $11.00       244,533
    01/01/2011 to 12/31/2011.........    $11.00       $11.53       207,165
    01/01/2012 to 12/31/2012.........    $11.53       $12.29       244,516
    01/01/2013 to 12/31/2013.........    $12.29       $11.97       328,315
    01/01/2014 to 12/31/2014.........    $11.97       $12.68       354,642
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.48         1,862
    01/01/2006 to 12/31/2006.........    $11.48       $12.60         1,861
    01/01/2007 to 12/31/2007.........    $12.60       $13.83         3,763
    01/01/2008 to 12/31/2008.........    $13.83       $ 8.05         2,136
    01/01/2009 to 12/31/2009.........    $ 8.05       $11.12         2,097
    01/01/2010 to 07/16/2010.........    $11.12       $10.92             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.32       $14.13             0
    01/01/2006 to 12/31/2006.........    $14.13       $17.20           289
    01/01/2007 to 12/31/2007.........    $17.20       $19.55           289
    01/01/2008 to 12/31/2008.........    $19.55       $11.31            22
    01/01/2009 to 12/31/2009.........    $11.31       $12.96         1,485
    01/01/2010 to 07/16/2010.........    $12.96       $12.35             0
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $14.11       $14.49             0
    01/01/2006 to 12/31/2006.........    $14.49       $15.18             0
    01/01/2007 to 12/31/2007.........    $15.18       $16.80             0
    01/01/2008 to 12/31/2008.........    $16.80       $12.09             0
    01/01/2009 to 12/31/2009.........    $12.09       $17.21           815
    01/01/2010 to 07/16/2010.........    $17.21       $16.12             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.62       $14.54             0
    01/01/2006 to 12/31/2006.........    $14.54       $14.95             0
    01/01/2007 to 12/31/2007.........    $14.95       $15.62             0
    01/01/2008 to 12/31/2008.........    $15.62       $ 8.67             0
    01/01/2009 to 12/31/2009.........    $ 8.67       $11.04             0
    01/01/2010 to 12/31/2010.........    $11.04       $12.99             0
    01/01/2011 to 12/31/2011.........    $12.99       $11.44             0
    01/01/2012 to 12/31/2012.........    $11.44       $12.87             0
    01/01/2013 to 12/31/2013.........    $12.87       $16.67            73
    01/01/2014 to 04/25/2014.........    $16.67       $17.22             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.67          6,808
    01/01/2009 to 12/31/2009.........    $ 6.67       $ 8.57        607,785
    01/01/2010 to 12/31/2010.........    $ 8.57       $ 9.34      1,430,034
    01/01/2011 to 12/31/2011.........    $ 9.34       $ 9.08        959,901
    01/01/2012 to 09/21/2012.........    $ 9.08       $10.21              0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.89       $12.95              0
    01/01/2006 to 12/31/2006.........    $12.95       $17.72            293
    01/01/2007 to 12/31/2007.........    $17.72       $19.85          1,181
    01/01/2008 to 12/31/2008.........    $19.85       $11.23            867
    01/01/2009 to 12/31/2009.........    $11.23       $15.66            859
    01/01/2010 to 12/31/2010.........    $15.66       $16.98            756
    01/01/2011 to 12/31/2011.........    $16.98       $15.53            752
    01/01/2012 to 12/31/2012.........    $15.53       $19.24         23,267
    01/01/2013 to 12/31/2013.........    $19.24       $21.75         25,764
    01/01/2014 to 04/25/2014.........    $21.75       $21.32              0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.20              2
    01/01/2012 to 04/27/2012.........    $ 8.20       $ 9.31              0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.15            477
    01/01/2012 to 12/31/2012.........    $ 9.15       $10.74          1,688
    01/01/2013 to 12/31/2013.........    $10.74       $13.91          1,859
    01/01/2014 to 12/31/2014.........    $13.91       $15.52         13,794
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.83       $16.23            147
    01/01/2006 to 12/31/2006.........    $16.23       $18.63            147
    01/01/2007 to 12/31/2007.........    $18.63       $20.65            144
    01/01/2008 to 12/31/2008.........    $20.65       $10.60              4
    01/01/2009 to 12/31/2009.........    $10.60       $14.93              3
    01/01/2010 to 12/31/2010.........    $14.93       $18.27              0
    01/01/2011 to 04/29/2011.........    $18.27       $20.38              0
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $13.66       $14.30          1,510
    01/01/2006 to 12/31/2006.........    $14.30       $16.46            474
    01/01/2007 to 12/31/2007.........    $16.46       $12.66            474
    01/01/2008 to 12/31/2008.........    $12.66       $ 5.07            618
    01/01/2009 to 12/31/2009.........    $ 5.07       $ 6.39            609
    01/01/2010 to 12/31/2010.........    $ 6.39       $ 6.97          5,059
    01/01/2011 to 04/29/2011.........    $ 6.97       $ 7.37              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $12.79       $13.67         1,348
   01/01/2006 to 12/31/2006...........    $13.67       $14.22             0
   01/01/2007 to 12/31/2007...........    $14.22       $15.73             0
   01/01/2008 to 12/31/2008...........    $15.73       $11.10             0
   01/01/2009 to 12/31/2009...........    $11.10       $14.00             0
   01/01/2010 to 12/31/2010...........    $14.00       $14.58             0
   01/01/2011 to 12/31/2011...........    $14.58       $14.98            23
   01/01/2012 to 12/31/2012...........    $14.98       $17.90         2,635
   01/01/2013 to 12/31/2013...........    $17.90       $24.87         6,228
   01/01/2014 to 12/31/2014...........    $24.87       $29.41        13,970
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.80         1,609
   01/01/2013 to 12/31/2013...........    $ 9.80       $13.27         4,838
   01/01/2014 to 12/31/2014...........    $13.27       $14.17         6,965
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.24             0
   01/01/2009 to 12/31/2009...........    $ 6.24       $ 9.70           714
   01/01/2010 to 12/31/2010...........    $ 9.70       $11.63         1,935
   01/01/2011 to 12/31/2011...........    $11.63       $10.92         1,178
   01/01/2012 to 12/31/2012...........    $10.92       $12.01             0
   01/01/2013 to 12/31/2013...........    $12.01       $14.86             0
   01/01/2014 to 12/31/2014...........    $14.86       $16.31             0
NASDAQ TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.69       $10.92             0
   01/01/2006 to 12/31/2006...........    $10.92       $11.75             0
   01/01/2007 to 12/31/2007...........    $11.75       $14.14             0
   01/01/2008 to 12/31/2008...........    $14.14       $ 6.87             0
   01/01/2009 to 12/31/2009...........    $ 6.87       $ 7.94             0
   01/01/2010 to 12/31/2010...........    $ 7.94       $10.23             0
   01/01/2011 to 12/31/2011...........    $10.23       $10.24             0
   01/01/2012 to 12/31/2012...........    $10.24       $11.44             0
   01/01/2013 to 12/31/2013...........    $11.44       $16.83             0
   01/01/2014 to 04/25/2014...........    $16.83       $16.80             0
NVIT DEVELOPING MARKETS FUND
   01/01/2005 to 12/31/2005...........    $18.58       $24.16         3,717
   01/01/2006 to 12/31/2006...........    $24.16       $32.14         3,801
   01/01/2007 to 12/31/2007...........    $32.14       $45.59         5,719
   01/01/2008 to 12/31/2008...........    $45.59       $18.99         4,931
   01/01/2009 to 12/31/2009...........    $18.99       $30.45         5,599
   01/01/2010 to 12/31/2010...........    $30.45       $34.96         7,326
   01/01/2011 to 12/31/2011...........    $34.96       $26.82         7,062
   01/01/2012 to 12/31/2012...........    $26.82       $30.96        21,717
   01/01/2013 to 12/31/2013...........    $30.96       $30.61        25,271
   01/01/2014 to 12/31/2014...........    $30.61       $28.49        28,707

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2005 to 12/31/2005...........    $15.82       $18.70           132
   01/01/2006 to 12/31/2006...........    $18.70       $25.74           698
   01/01/2007 to 12/31/2007...........    $25.74       $37.59         2,233
   01/01/2008 to 12/31/2008...........    $37.59       $18.27           489
   01/01/2009 to 12/31/2009...........    $18.27       $27.85           431
   01/01/2010 to 12/31/2010...........    $27.85       $31.36           798
   01/01/2011 to 12/31/2011...........    $31.36       $22.63           199
   01/01/2012 to 12/31/2012...........    $22.63       $25.84        16,372
   01/01/2013 to 12/31/2013...........    $25.84       $29.36        19,119
   01/01/2014 to 12/31/2014...........    $29.36       $28.57        19,357
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $14.33       $14.15             0
   01/01/2006 to 12/31/2006...........    $14.15       $16.14             0
   01/01/2007 to 12/31/2007...........    $16.14       $11.60             0
   01/01/2008 to 12/31/2008...........    $11.60       $ 6.09             0
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 5.76             0
   01/01/2010 to 12/31/2010...........    $ 5.76       $ 6.17             0
   01/01/2011 to 12/31/2011...........    $ 6.17       $ 4.47             0
   01/01/2012 to 12/31/2012...........    $ 4.47       $ 5.89         6,834
   01/01/2013 to 12/31/2013...........    $ 5.89       $ 7.77        11,130
   01/01/2014 to 12/31/2014...........    $ 7.77       $ 8.48         3,657
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $14.67       $14.85             0
   01/01/2006 to 12/31/2006...........    $14.85       $16.95             0
   01/01/2007 to 12/31/2007...........    $16.95       $21.90           457
   01/01/2008 to 12/31/2008...........    $21.90       $10.52             0
   01/01/2009 to 12/31/2009...........    $10.52       $16.88           158
   01/01/2010 to 12/31/2010...........    $16.88       $21.64           159
   01/01/2011 to 12/31/2011...........    $21.64       $17.94           177
   01/01/2012 to 12/31/2012...........    $17.94       $19.24         2,363
   01/01/2013 to 12/31/2013...........    $19.24       $22.52         5,126
   01/01/2014 to 12/31/2014...........    $22.52       $22.64         3,695
PROFUND VP BEAR
   01/01/2005 to 12/31/2005...........    $ 6.70       $ 6.54             0
   01/01/2006 to 12/31/2006...........    $ 6.54       $ 5.98             0
   01/01/2007 to 12/31/2007...........    $ 5.98       $ 5.94             0
   01/01/2008 to 12/31/2008...........    $ 5.94       $ 8.22         1,690
   01/01/2009 to 12/31/2009...........    $ 8.22       $ 5.86           298
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 4.76        21,346
   01/01/2011 to 12/31/2011...........    $ 4.76       $ 4.29        28,402
   01/01/2012 to 12/31/2012...........    $ 4.29       $ 3.54        19,447
   01/01/2013 to 12/31/2013...........    $ 3.54       $ 2.57         3,712
   01/01/2014 to 12/31/2014...........    $ 2.57       $ 2.18        12,989

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2005 to 12/31/2005...........    $13.03       $13.23             0
   01/01/2006 to 12/31/2006...........    $13.23       $14.87         2,679
   01/01/2007 to 12/31/2007...........    $14.87       $15.22         2,405
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.38         4,673
   01/01/2009 to 12/31/2009...........    $ 9.38       $11.53         1,109
   01/01/2010 to 12/31/2010...........    $11.53       $12.83             0
   01/01/2011 to 12/31/2011...........    $12.83       $12.68         2,615
   01/01/2012 to 12/31/2012...........    $12.68       $14.27           361
   01/01/2013 to 12/31/2013...........    $14.27       $18.31         3,106
   01/01/2014 to 12/31/2014...........    $18.31       $20.17         9,487
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.53       $12.35             0
   01/01/2006 to 12/31/2006...........    $12.35       $13.74           690
   01/01/2007 to 12/31/2007...........    $13.74       $14.62           689
   01/01/2008 to 12/31/2008...........    $14.62       $10.59             0
   01/01/2009 to 12/31/2009...........    $10.59       $12.72           921
   01/01/2010 to 12/31/2010...........    $12.72       $14.76             0
   01/01/2011 to 12/31/2011...........    $14.76       $15.61            17
   01/01/2012 to 12/31/2012...........    $15.61       $17.10           121
   01/01/2013 to 12/31/2013...........    $17.10       $21.71           185
   01/01/2014 to 12/31/2014...........    $21.71       $23.66         1,644
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $12.51       $11.79             0
   01/01/2006 to 12/31/2006...........    $11.79       $13.05           389
   01/01/2007 to 12/31/2007...........    $13.05       $11.83           389
   01/01/2008 to 12/31/2008...........    $11.83       $ 8.03            11
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.38             0
   01/01/2010 to 12/31/2010...........    $10.38       $12.45             0
   01/01/2011 to 12/31/2011...........    $12.45       $12.99             0
   01/01/2012 to 12/31/2012...........    $12.99       $15.67             0
   01/01/2013 to 12/31/2013...........    $15.67       $21.67         1,460
   01/01/2014 to 12/31/2014...........    $21.67       $24.09           183
PROFUND VP EUROPE 30
   01/01/2005 to 12/31/2005...........    $15.04       $16.07             0
   01/01/2006 to 12/31/2006...........    $16.07       $18.67             0
   01/01/2007 to 12/31/2007...........    $18.67       $21.14        10,685
   01/01/2008 to 12/31/2008...........    $21.14       $11.70             0
   01/01/2009 to 12/31/2009...........    $11.70       $15.30            15
   01/01/2010 to 12/31/2010...........    $15.30       $15.53            15
   01/01/2011 to 12/31/2011...........    $15.53       $13.98            14
   01/01/2012 to 12/31/2012...........    $13.98       $16.12         2,478
   01/01/2013 to 12/31/2013...........    $16.12       $19.38         8,412
   01/01/2014 to 12/31/2014...........    $19.38       $17.50         5,415

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $13.70       $14.08             0
   01/01/2006 to 12/31/2006...........    $14.08       $16.33             0
   01/01/2007 to 12/31/2007...........    $16.33       $13.06             0
   01/01/2008 to 12/31/2008...........    $13.06       $ 6.38            99
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 7.26             0
   01/01/2010 to 12/31/2010...........    $ 7.26       $ 7.96             0
   01/01/2011 to 12/31/2011...........    $ 7.96       $ 6.78             0
   01/01/2012 to 12/31/2012...........    $ 6.78       $ 8.36        18,538
   01/01/2013 to 12/31/2013...........    $ 8.36       $10.91        18,722
   01/01/2014 to 12/31/2014...........    $10.91       $12.18        24,949
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $11.28       $11.82             0
   01/01/2006 to 12/31/2006...........    $11.82       $12.30           216
   01/01/2007 to 12/31/2007...........    $12.30       $12.95           216
   01/01/2008 to 12/31/2008...........    $12.95       $ 9.69           216
   01/01/2009 to 12/31/2009...........    $ 9.69       $11.46           215
   01/01/2010 to 12/31/2010...........    $11.46       $11.65           215
   01/01/2011 to 12/31/2011...........    $11.65       $12.68           215
   01/01/2012 to 12/31/2012...........    $12.68       $14.71         1,007
   01/01/2013 to 12/31/2013...........    $14.71       $20.33         1,351
   01/01/2014 to 12/31/2014...........    $20.33       $24.85         6,058
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $14.50       $14.69             0
   01/01/2006 to 12/31/2006...........    $14.69       $16.21           302
   01/01/2007 to 12/31/2007...........    $16.21       $17.90           302
   01/01/2008 to 12/31/2008...........    $17.90       $10.53           760
   01/01/2009 to 12/31/2009...........    $10.53       $12.92             0
   01/01/2010 to 12/31/2010...........    $12.92       $15.80             0
   01/01/2011 to 12/31/2011...........    $15.80       $15.34             0
   01/01/2012 to 12/31/2012...........    $15.34       $17.56             0
   01/01/2013 to 12/31/2013...........    $17.56       $23.99            35
   01/01/2014 to 12/31/2014...........    $23.99       $25.04         2,532
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $13.62       $19.09             0
   01/01/2006 to 12/31/2006...........    $19.09       $20.92           524
   01/01/2007 to 12/31/2007...........    $20.92       $18.61           524
   01/01/2008 to 12/31/2008...........    $18.61       $10.88           524
   01/01/2009 to 12/31/2009...........    $10.88       $11.87           537
   01/01/2010 to 12/31/2010...........    $11.87       $10.96             0
   01/01/2011 to 12/31/2011...........    $10.96       $ 8.83             0
   01/01/2012 to 12/31/2012...........    $ 8.83       $10.73        18,128
   01/01/2013 to 12/31/2013...........    $10.73       $15.72        22,392
   01/01/2014 to 12/31/2014...........    $15.72       $16.04        22,413

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.38       $10.36             0
   01/01/2006 to 12/31/2006...........    $10.36       $11.17           375
   01/01/2007 to 12/31/2007...........    $11.17       $11.81           570
   01/01/2008 to 12/31/2008...........    $11.81       $ 7.52             0
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.65           792
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.80           792
   01/01/2011 to 12/31/2011...........    $10.80       $11.01            22
   01/01/2012 to 12/31/2012...........    $11.01       $12.26           613
   01/01/2013 to 12/31/2013...........    $12.26       $15.84         2,285
   01/01/2014 to 12/31/2014...........    $15.84       $17.68        22,166
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.56             0
   01/01/2006 to 12/31/2006...........    $10.56       $12.39           892
   01/01/2007 to 12/31/2007...........    $12.39       $12.27           511
   01/01/2008 to 12/31/2008...........    $12.27       $ 7.22         2,796
   01/01/2009 to 12/31/2009...........    $ 7.22       $ 8.53         3,218
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 9.51         2,100
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.29         4,390
   01/01/2012 to 12/31/2012...........    $ 9.29       $10.59         3,445
   01/01/2013 to 12/31/2013...........    $10.59       $13.60         4,350
   01/01/2014 to 12/31/2014...........    $13.60       $14.85        25,467
PROFUND VP MID-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $13.64       $15.00             0
   01/01/2006 to 12/31/2006...........    $15.00       $15.42         8,181
   01/01/2007 to 12/31/2007...........    $15.42       $17.03           615
   01/01/2008 to 12/31/2008...........    $17.03       $10.30             0
   01/01/2009 to 12/31/2009...........    $10.30       $14.08            11
   01/01/2010 to 12/31/2010...........    $14.08       $17.88         8,208
   01/01/2011 to 12/31/2011...........    $17.88       $17.16           213
   01/01/2012 to 12/31/2012...........    $17.16       $19.57         1,950
   01/01/2013 to 12/31/2013...........    $19.57       $25.25         1,616
   01/01/2014 to 12/31/2014...........    $25.25       $26.43         6,433
PROFUND VP MID-CAP VALUE
   01/01/2005 to 12/31/2005...........    $15.49       $16.67            59
   01/01/2006 to 12/31/2006...........    $16.67       $18.51         9,190
   01/01/2007 to 12/31/2007...........    $18.51       $18.47           243
   01/01/2008 to 12/31/2008...........    $18.47       $11.63           232
   01/01/2009 to 12/31/2009...........    $11.63       $15.04         1,598
   01/01/2010 to 12/31/2010...........    $15.04       $17.91            16
   01/01/2011 to 12/31/2011...........    $17.91       $17.01         4,622
   01/01/2012 to 12/31/2012...........    $17.01       $19.60         1,462
   01/01/2013 to 12/31/2013...........    $19.60       $25.61           499
   01/01/2014 to 12/31/2014...........    $25.61       $27.89         3,513

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.58       $14.44         7,395
    01/01/2006 to 12/31/2006.........    $14.44       $15.05         2,945
    01/01/2007 to 12/31/2007.........    $15.05       $17.50         2,313
    01/01/2008 to 12/31/2008.........    $17.50       $ 9.95           307
    01/01/2009 to 12/31/2009.........    $ 9.95       $14.95         2,135
    01/01/2010 to 12/31/2010.........    $14.95       $17.47           296
    01/01/2011 to 12/31/2011.........    $17.47       $17.52         1,313
    01/01/2012 to 12/31/2012.........    $17.52       $20.13           322
    01/01/2013 to 12/31/2013.........    $20.13       $26.72         1,572
    01/01/2014 to 12/31/2014.........    $26.72       $30.91         8,595
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $15.65       $20.31           339
    01/01/2006 to 12/31/2006.........    $20.31       $24.22           440
    01/01/2007 to 12/31/2007.........    $24.22       $31.72         5,937
    01/01/2008 to 12/31/2008.........    $31.72       $19.77            43
    01/01/2009 to 12/31/2009.........    $19.77       $22.57            41
    01/01/2010 to 12/31/2010.........    $22.57       $26.27           662
    01/01/2011 to 12/31/2011.........    $26.27       $26.55           724
    01/01/2012 to 12/31/2012.........    $26.55       $27.01        43,733
    01/01/2013 to 12/31/2013.........    $27.01       $33.13        49,706
    01/01/2014 to 12/31/2014.........    $33.13       $29.19        52,100
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 9.02       $ 8.58             0
    01/01/2006 to 12/31/2006.........    $ 8.58       $ 9.51             0
    01/01/2007 to 12/31/2007.........    $ 9.51       $ 9.62             0
    01/01/2008 to 12/31/2008.........    $ 9.62       $ 7.66             0
    01/01/2009 to 12/31/2009.........    $ 7.66       $ 8.85             0
    01/01/2010 to 12/31/2010.........    $ 8.85       $ 8.79             0
    01/01/2011 to 12/31/2011.........    $ 8.79       $10.09             0
    01/01/2012 to 12/31/2012.........    $10.09       $11.15        27,932
    01/01/2013 to 12/31/2013.........    $11.15       $14.51        29,884
    01/01/2014 to 12/31/2014.........    $14.51       $17.12        31,113
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $13.86       $17.31           672
    01/01/2006 to 12/31/2006.........    $17.31       $18.37           529
    01/01/2007 to 12/31/2007.........    $18.37       $22.23         2,983
    01/01/2008 to 12/31/2008.........    $22.23       $15.22            53
    01/01/2009 to 12/31/2009.........    $15.22       $20.36           269
    01/01/2010 to 12/31/2010.........    $20.36       $26.75         2,829
    01/01/2011 to 12/31/2011.........    $26.75       $21.36         2,516
    01/01/2012 to 12/31/2012.........    $21.36       $18.04        49,061
    01/01/2013 to 12/31/2013.........    $18.04       $11.07        66,740
    01/01/2014 to 12/31/2014.........    $11.07       $ 8.33        72,715
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $16.90       $17.84             0
    01/01/2006 to 12/31/2006.........    $17.84       $23.36           220
    01/01/2007 to 12/31/2007.........    $23.36       $18.56           220
    01/01/2008 to 12/31/2008.........    $18.56       $10.78            65
    01/01/2009 to 12/31/2009.........    $10.78       $13.63            25
    01/01/2010 to 12/31/2010.........    $13.63       $16.80            17
    01/01/2011 to 12/31/2011.........    $16.80       $17.39           960
    01/01/2012 to 12/31/2012.........    $17.39       $20.14           959
    01/01/2013 to 12/31/2013.........    $20.14       $19.93         1,179
    01/01/2014 to 12/31/2014.........    $19.93       $24.63         2,882

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 8.10       $ 7.38             0
    01/01/2006 to 12/31/2006.........    $ 7.38       $ 8.03           548
    01/01/2007 to 12/31/2007.........    $ 8.03       $ 7.53           548
    01/01/2008 to 12/31/2008.........    $ 7.53       $ 4.61           290
    01/01/2009 to 12/31/2009.........    $ 4.61       $ 6.03            61
    01/01/2010 to 12/31/2010.........    $ 6.03       $ 5.00        10,734
    01/01/2011 to 12/31/2011.........    $ 5.00       $ 3.09        11,159
    01/01/2012 to 12/31/2012.........    $ 3.09       $ 2.84         8,935
    01/01/2013 to 12/31/2013.........    $ 2.84       $ 3.28        44,093
    01/01/2014 to 12/31/2014.........    $ 3.28       $ 2.26        42,173
 PROFUND VP SHORT MID-CAP
    01/01/2005 to 12/31/2005.........    $ 9.70       $ 8.68             0
    01/01/2006 to 12/31/2006.........    $ 8.68       $ 8.27             0
    01/01/2007 to 12/31/2007.........    $ 8.27       $ 7.94             0
    01/01/2008 to 12/31/2008.........    $ 7.94       $10.35             0
    01/01/2009 to 12/31/2009.........    $10.35       $ 6.61             0
    01/01/2010 to 12/31/2010.........    $ 6.61       $ 4.85             0
    01/01/2011 to 12/31/2011.........    $ 4.85       $ 4.40             0
    01/01/2012 to 12/31/2012.........    $ 4.40       $ 3.52             0
    01/01/2013 to 12/31/2013.........    $ 3.52       $ 2.52             0
    01/01/2014 to 12/31/2014.........    $ 2.52       $ 2.18             0
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.69       $ 5.67             0
    01/01/2006 to 12/31/2006.........    $ 5.67       $ 5.53             0
    01/01/2007 to 12/31/2007.........    $ 5.53       $ 4.83             0
    01/01/2008 to 12/31/2008.........    $ 4.83       $ 7.08             0
    01/01/2009 to 12/31/2009.........    $ 7.08       $ 4.15             0
    01/01/2010 to 12/31/2010.........    $ 4.15       $ 3.23             0
    01/01/2011 to 12/31/2011.........    $ 3.23       $ 2.86           283
    01/01/2012 to 12/31/2012.........    $ 2.86       $ 2.30        47,073
    01/01/2013 to 12/31/2013.........    $ 2.30       $ 1.60        65,468
    01/01/2014 to 12/31/2014.........    $ 1.60       $ 1.28        89,655
 PROFUND VP SHORT SMALL-CAP
    01/01/2005 to 12/31/2005.........    $ 9.55       $ 9.16             0
    01/01/2006 to 12/31/2006.........    $ 9.16       $ 7.99             0
    01/01/2007 to 12/31/2007.........    $ 7.99       $ 8.25             0
    01/01/2008 to 12/31/2008.........    $ 8.25       $10.12             0
    01/01/2009 to 12/31/2009.........    $10.12       $ 6.77             0
    01/01/2010 to 12/31/2010.........    $ 6.77       $ 4.75             0
    01/01/2011 to 12/31/2011.........    $ 4.75       $ 4.27             0
    01/01/2012 to 12/31/2012.........    $ 4.27       $ 3.42             0
    01/01/2013 to 12/31/2013.........    $ 3.42       $ 2.33             0
    01/01/2014 to 12/31/2014.........    $ 2.33       $ 2.09             0
 PROFUND VP SMALL-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $15.59       $16.57             0
    01/01/2006 to 12/31/2006.........    $16.57       $17.80           339
    01/01/2007 to 12/31/2007.........    $17.80       $18.31            96
    01/01/2008 to 12/31/2008.........    $18.31       $11.94           239
    01/01/2009 to 12/31/2009.........    $11.94       $14.89            12
    01/01/2010 to 12/31/2010.........    $14.89       $18.50         4,859
    01/01/2011 to 12/31/2011.........    $18.50       $18.53            73
    01/01/2012 to 12/31/2012.........    $18.53       $20.60        17,548
    01/01/2013 to 12/31/2013.........    $20.60       $28.59        19,727
    01/01/2014 to 12/31/2014.........    $28.59       $28.88        20,816

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP VALUE
    01/01/2005 to 12/31/2005.........    $16.05       $16.51             0
    01/01/2006 to 12/31/2006.........    $16.51       $19.16         6,662
    01/01/2007 to 12/31/2007.........    $19.16       $17.57           200
    01/01/2008 to 12/31/2008.........    $17.57       $12.04            53
    01/01/2009 to 12/31/2009.........    $12.04       $14.33             0
    01/01/2010 to 12/31/2010.........    $14.33       $17.29             0
    01/01/2011 to 12/31/2011.........    $17.29       $16.39         1,449
    01/01/2012 to 12/31/2012.........    $16.39       $18.82        17,712
    01/01/2013 to 12/31/2013.........    $18.82       $25.62        18,369
    01/01/2014 to 12/31/2014.........    $25.62       $26.80        18,176
 PROFUND VP TELECOMMUNICATIONS
    01/01/2005 to 12/31/2005.........    $11.61       $10.72             0
    01/01/2006 to 12/31/2006.........    $10.72       $14.23           364
    01/01/2007 to 12/31/2007.........    $14.23       $15.24           364
    01/01/2008 to 12/31/2008.........    $15.24       $ 9.88            10
    01/01/2009 to 12/31/2009.........    $ 9.88       $10.48             0
    01/01/2010 to 12/31/2010.........    $10.48       $11.99             0
    01/01/2011 to 12/31/2011.........    $11.99       $12.07             0
    01/01/2012 to 12/31/2012.........    $12.07       $13.90           472
    01/01/2013 to 12/31/2013.........    $13.90       $15.40         2,743
    01/01/2014 to 12/31/2014.........    $15.40       $15.31         3,411
 PROFUND VP U.S. GOVERNMENT PLUS
    01/01/2005 to 12/31/2005.........    $10.51       $11.33             0
    01/01/2006 to 12/31/2006.........    $11.33       $10.69           593
    01/01/2007 to 12/31/2007.........    $10.69       $11.63         1,367
    01/01/2008 to 12/31/2008.........    $11.63       $17.22           250
    01/01/2009 to 12/31/2009.........    $17.22       $11.47             0
    01/01/2010 to 12/31/2010.........    $11.47       $12.48             0
    01/01/2011 to 12/31/2011.........    $12.48       $17.71            46
    01/01/2012 to 12/31/2012.........    $17.71       $17.67           677
    01/01/2013 to 12/31/2013.........    $17.67       $14.13           150
    01/01/2014 to 12/31/2014.........    $14.13       $19.05         3,970

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $20.95       $24.42         7,799
    01/01/2006 to 12/31/2006.........    $24.42       $26.71         3,912
    01/01/2007 to 12/31/2007.........    $26.71       $27.97         2,375
    01/01/2008 to 12/31/2008.........    $27.97       $ 8.99           146
    01/01/2009 to 12/31/2009.........    $ 8.99       $14.74         4,052
    01/01/2010 to 12/31/2010.........    $14.74       $21.81             0
    01/01/2011 to 12/31/2011.........    $21.81       $18.61             0
    01/01/2012 to 12/31/2012.........    $18.61       $24.38         2,835
    01/01/2013 to 12/31/2013.........    $24.38       $41.11         7,753
    01/01/2014 to 12/31/2014.........    $41.11       $46.87        11,396
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $15.25       $17.04             0
    01/01/2006 to 12/31/2006.........    $17.04       $20.08           498
    01/01/2007 to 12/31/2007.........    $20.08       $22.99           932
    01/01/2008 to 12/31/2008.........    $22.99       $15.75             0
    01/01/2009 to 12/31/2009.........    $15.75       $17.24            14
    01/01/2010 to 12/31/2010.........    $17.24       $18.05         1,433
    01/01/2011 to 12/31/2011.........    $18.05       $20.97         2,458
    01/01/2012 to 12/31/2012.........    $20.97       $20.76           709
    01/01/2013 to 12/31/2013.........    $20.76       $23.25         2,097
    01/01/2014 to 12/31/2014.........    $23.25       $28.94         4,169
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.12             0
    01/01/2006 to 12/31/2006.........    $12.12       $14.50           100
    01/01/2007 to 12/31/2007.........    $14.50       $17.13           443
    01/01/2008 to 12/31/2008.........    $17.13       $ 8.42            49
    01/01/2009 to 12/31/2009.........    $ 8.42       $11.41            73
    01/01/2010 to 12/31/2010.........    $11.41       $12.86            72
    01/01/2011 to 12/31/2011.........    $12.86       $10.82             0
    01/01/2012 to 12/31/2012.........    $10.82       $13.09             0
    01/01/2013 to 12/31/2013.........    $13.09       $15.38         1,010
    01/01/2014 to 12/31/2014.........    $15.38       $14.33         2,425
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 6.80       $ 6.67             0
    01/01/2006 to 12/31/2006.........    $ 6.67       $ 6.10             0
    01/01/2007 to 12/31/2007.........    $ 6.10       $ 6.08             0
    01/01/2008 to 12/31/2008.........    $ 6.08       $ 8.36             0
    01/01/2009 to 12/31/2009.........    $ 8.36       $ 5.99             0
    01/01/2010 to 12/31/2010.........    $ 5.99       $ 4.92             0
    01/01/2011 to 12/31/2011.........    $ 4.92       $ 4.42             0
    01/01/2012 to 12/31/2012.........    $ 4.42       $ 3.63             0
    01/01/2013 to 12/31/2013.........    $ 3.63       $ 2.64             0
    01/01/2014 to 12/31/2014.........    $ 2.64       $ 2.23             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.55       $14.54            0
    01/01/2006 to 12/31/2006.........    $14.54       $15.21            0
    01/01/2007 to 12/31/2007.........    $15.21       $17.71            0
    01/01/2008 to 12/31/2008.........    $17.71       $10.17            0
    01/01/2009 to 12/31/2009.........    $10.17       $15.28            0
    01/01/2010 to 12/31/2010.........    $15.28       $17.89            0
    01/01/2011 to 12/31/2011.........    $17.89       $18.07            0
    01/01/2012 to 12/31/2012.........    $18.07       $20.86            0
    01/01/2013 to 12/31/2013.........    $20.86       $27.76            0
    01/01/2014 to 12/31/2014.........    $27.76       $32.23            0
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $14.96       $15.38            0
    01/01/2006 to 12/31/2006.........    $15.38       $18.13            0
    01/01/2007 to 12/31/2007.........    $18.13       $18.12            0
    01/01/2008 to 12/31/2008.........    $18.12       $ 8.15            0
    01/01/2009 to 12/31/2009.........    $ 8.15       $10.92            0
    01/01/2010 to 12/31/2010.........    $10.92       $12.95            0
    01/01/2011 to 12/31/2011.........    $12.95       $12.66            0
    01/01/2012 to 12/31/2012.........    $12.66       $15.29            0
    01/01/2013 to 12/31/2013.........    $15.29       $22.52            0
    01/01/2014 to 12/31/2014.........    $22.52       $26.40            0
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.78       $11.10            0
    01/01/2006 to 12/31/2006.........    $11.10       $11.29            0
    01/01/2007 to 12/31/2007.........    $11.29       $11.63            0
    01/01/2008 to 12/31/2008.........    $11.63       $ 8.29            0
    01/01/2009 to 12/31/2009.........    $ 8.29       $ 9.32            0
    01/01/2010 to 12/31/2010.........    $ 9.32       $10.99            0
    01/01/2011 to 12/31/2011.........    $10.99       $11.79          153
    01/01/2012 to 12/31/2012.........    $11.79       $12.76          652
    01/01/2013 to 12/31/2013.........    $12.76       $17.93        4,594
    01/01/2014 to 04/25/2014.........    $17.93       $17.72            0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.36       $12.04            0
    01/01/2006 to 12/31/2006.........    $12.04       $13.28            0
    01/01/2007 to 12/31/2007.........    $13.28       $14.37            0
    01/01/2008 to 12/31/2008.........    $14.37       $ 7.84            0
    01/01/2009 to 12/31/2009.........    $ 7.84       $ 8.75            0
    01/01/2010 to 12/31/2010.........    $ 8.75       $10.31            0
    01/01/2011 to 12/31/2011.........    $10.31       $10.02          106
    01/01/2012 to 12/31/2012.........    $10.02       $11.19        1,700
    01/01/2013 to 12/31/2013.........    $11.19       $15.02        4,055
    01/01/2014 to 04/25/2014.........    $15.02       $14.95            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.52       $10.06            0
    01/01/2006 to 12/31/2006.........    $10.06       $12.49            0
    01/01/2007 to 12/31/2007.........    $12.49       $12.43            0
    01/01/2008 to 12/31/2008.........    $12.43       $ 8.78            0
    01/01/2009 to 12/31/2009.........    $ 8.78       $ 9.89            0
    01/01/2010 to 12/31/2010.........    $ 9.89       $11.41            0
    01/01/2011 to 12/31/2011.........    $11.41       $12.15            0
    01/01/2012 to 12/31/2012.........    $12.15       $13.30          496
    01/01/2013 to 12/31/2013.........    $13.30       $17.21          333
    01/01/2014 to 04/25/2014.........    $17.21       $16.97            0
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.79            0
    01/01/2006 to 12/31/2006.........    $ 9.79       $11.44            0
    01/01/2007 to 12/31/2007.........    $11.44       $11.43            0
    01/01/2008 to 12/31/2008.........    $11.43       $ 6.72            0
    01/01/2009 to 12/31/2009.........    $ 6.72       $ 7.58            0
    01/01/2010 to 12/31/2010.........    $ 7.58       $ 8.73            0
    01/01/2011 to 12/31/2011.........    $ 8.73       $ 9.15            0
    01/01/2012 to 12/31/2012.........    $ 9.15       $ 9.54            0
    01/01/2013 to 12/31/2013.........    $ 9.54       $12.09        7,851
    01/01/2014 to 04/25/2014.........    $12.09       $12.52            0
 VALUE LINE TARGET 25 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.63       $14.95            0
    01/01/2006 to 12/31/2006.........    $14.95       $15.20            0
    01/01/2007 to 12/31/2007.........    $15.20       $17.76            0
    01/01/2008 to 12/31/2008.........    $17.76       $ 7.93            0
    01/01/2009 to 12/31/2009.........    $ 7.93       $ 8.40            0
    01/01/2010 to 12/31/2010.........    $ 8.40       $10.83            0
    01/01/2011 to 12/31/2011.........    $10.83       $ 8.06            0
    01/01/2012 to 12/31/2012.........    $ 8.06       $ 9.67            0
    01/01/2013 to 12/31/2013.........    $ 9.67       $12.56            0
    01/01/2014 to 04/25/2014.........    $12.56       $13.43            0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $13.62       $13.88            0
    01/01/2006 to 12/31/2006.........    $13.88       $16.76            0
    01/01/2007 to 12/31/2007.........    $16.76       $16.37            0
    01/01/2008 to 12/31/2008.........    $16.37       $10.52            0
    01/01/2009 to 12/31/2009.........    $10.52       $13.40            0
    01/01/2010 to 07/16/2010.........    $13.40       $12.88            0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $13.58       $14.14            0
    01/01/2006 to 12/31/2006.........    $14.14       $16.58          299
    01/01/2007 to 12/31/2007.........    $16.58       $16.84        1,098
    01/01/2008 to 12/31/2008.........    $16.84       $10.58            8
    01/01/2009 to 12/31/2009.........    $10.58       $12.22        2,378
    01/01/2010 to 07/16/2010.........    $12.22       $11.77            0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.36       $14.98           11
    01/01/2011 to 12/31/2011.........    $14.98       $12.92          739
    01/01/2012 to 12/31/2012.........    $12.92       $14.51        2,608
    01/01/2013 to 12/31/2013.........    $14.51       $17.21        8,258
    01/01/2014 to 12/31/2014.........    $17.21       $16.11        8,215

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $11.77       $13.75         5,712
    01/01/2011 to 12/31/2011.........    $13.75       $13.30             0
    01/01/2012 to 12/31/2012.........    $13.30       $15.70         1,427
    01/01/2013 to 12/31/2013.........    $15.70       $20.23         1,787
    01/01/2014 to 12/31/2014.........    $20.23       $22.06         5,253
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $16.12       $20.38           670
    01/01/2011 to 12/31/2011.........    $20.38       $19.07           850
    01/01/2012 to 12/31/2012.........    $19.07       $22.76         1,067
    01/01/2013 to 12/31/2013.........    $22.76       $31.54         4,227
    01/01/2014 to 12/31/2014.........    $31.54       $32.46         8,956
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.28         2,168
    01/01/2011 to 12/31/2011.........    $12.28       $11.61         4,228
    01/01/2012 to 12/31/2012.........    $11.61       $12.41        33,251
    01/01/2013 to 12/31/2013.........    $12.41       $18.46        39,312
    01/01/2014 to 12/31/2014.........    $18.46       $17.95        38,746

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (1.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.59         299,885
    01/01/2006 to 12/31/2006.........    $10.59       $11.46          27,550
    01/01/2007 to 12/31/2007.........    $11.46       $11.90         350,487
    01/01/2008 to 12/31/2008.........    $11.90       $11.21          85,000
    01/01/2009 to 12/31/2009.........    $11.21       $12.94          33,068
    01/01/2010 to 12/31/2010.........    $12.94       $14.87          56,428
    01/01/2011 to 12/31/2011.........    $14.87       $15.09         134,154
    01/01/2012 to 12/31/2012.........    $15.09       $17.01          24,740
    01/01/2013 to 12/31/2013.........    $17.01       $18.48           9,020
    01/01/2014 to 12/31/2014.........    $18.48       $18.67           5,986
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02         405,782
    01/01/2006 to 12/31/2006.........    $10.02       $11.06       3,716,970
    01/01/2007 to 12/31/2007.........    $11.06       $11.93       5,006,440
    01/01/2008 to 12/31/2008.........    $11.93       $ 8.03       6,104,215
    01/01/2009 to 12/31/2009.........    $ 8.03       $ 9.86      26,917,264
    01/01/2010 to 12/31/2010.........    $ 9.86       $10.90      35,419,588
    01/01/2011 to 12/31/2011.........    $10.90       $10.48      27,867,684
    01/01/2012 to 12/31/2012.........    $10.48       $11.65      31,632,710
    01/01/2013 to 12/31/2013.........    $11.65       $12.65      31,978,989
    01/01/2014 to 12/31/2014.........    $12.65       $12.97      30,105,387
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.69         795,953
    01/01/2007 to 12/31/2007.........    $10.69       $11.56       1,509,134
    01/01/2008 to 12/31/2008.........    $11.56       $ 8.02       2,921,992
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 9.99      11,833,477
    01/01/2010 to 12/31/2010.........    $ 9.99       $11.22      16,518,077
    01/01/2011 to 12/31/2011.........    $11.22       $11.09      13,916,989
    01/01/2012 to 12/31/2012.........    $11.09       $12.44      16,310,593
    01/01/2013 to 12/31/2013.........    $12.44       $14.32      17,307,512
    01/01/2014 to 12/31/2014.........    $14.32       $15.01      17,057,115

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $ 6.49       $ 7.48               0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $ 9.66       $10.72               0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.48       $ 9.79         626,417
    01/01/2006 to 12/31/2006.........    $ 9.79       $11.30         579,491
    01/01/2007 to 12/31/2007.........    $11.30       $11.15         493,545
    01/01/2008 to 12/31/2008.........    $11.15       $ 7.18         440,398
    01/01/2009 to 12/31/2009.........    $ 7.18       $ 8.35       1,506,808
    01/01/2010 to 12/31/2010.........    $ 8.35       $ 9.39       2,225,396
    01/01/2011 to 12/31/2011.........    $ 9.39       $ 9.60       1,745,553
    01/01/2012 to 05/04/2012.........    $ 9.60       $10.45               0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03          53,897
    01/01/2006 to 12/31/2006.........    $10.03       $10.95       1,008,771
    01/01/2007 to 12/31/2007.........    $10.95       $11.79       1,635,321
    01/01/2008 to 12/31/2008.........    $11.79       $ 8.30       3,896,032
    01/01/2009 to 12/31/2009.........    $ 8.30       $10.11      26,515,475
    01/01/2010 to 12/31/2010.........    $10.11       $11.21      36,140,128
    01/01/2011 to 12/31/2011.........    $11.21       $10.94      30,390,625
    01/01/2012 to 12/31/2012.........    $10.94       $12.15      33,353,854
    01/01/2013 to 12/31/2013.........    $12.15       $14.12      32,580,994
    01/01/2014 to 12/31/2014.........    $14.12       $14.85      31,331,321
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.19         574,642
    01/01/2012 to 12/31/2012.........    $ 9.19       $10.16         990,484
    01/01/2013 to 12/31/2013.........    $10.16       $11.12       1,435,345
    01/01/2014 to 12/31/2014.........    $11.12       $11.52       1,600,090
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.53         140,647
    01/01/2014 to 12/31/2014.........    $10.53       $10.77         283,388
 AST BOND PORTFOLIO 2015
    01/28/2008* to 12/31/2008........    $10.00       $11.36          23,691
    01/01/2009 to 12/31/2009.........    $11.36       $11.17          20,196
    01/01/2010 to 12/31/2010.........    $11.17       $12.07          11,447
    01/01/2011 to 12/31/2011.........    $12.07       $12.68          43,134
    01/01/2012 to 12/31/2012.........    $12.68       $12.90          40,976
    01/01/2013 to 12/31/2013.........    $12.90       $12.70           5,955
    01/01/2014 to 12/31/2014.........    $12.70       $12.52           5,861

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.43         6,622
    01/01/2010 to 12/31/2010.........    $ 9.43       $10.30        17,360
    01/01/2011 to 12/31/2011.........    $10.30       $11.15        97,464
    01/01/2012 to 12/31/2012.........    $11.15       $11.47        31,129
    01/01/2013 to 12/31/2013.........    $11.47       $11.25        21,082
    01/01/2014 to 12/31/2014.........    $11.25       $11.16        36,800
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.82        10,388
    01/01/2011 to 12/31/2011.........    $10.82       $11.91       413,822
    01/01/2012 to 12/31/2012.........    $11.91       $12.36       402,573
    01/01/2013 to 12/31/2013.........    $12.36       $11.95       176,249
    01/01/2014 to 12/31/2014.........    $11.95       $11.97       139,744
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........    $10.00       $12.10         3,739
    01/01/2009 to 12/31/2009.........    $12.10       $11.22         1,669
    01/01/2010 to 12/31/2010.........    $11.22       $12.32             0
    01/01/2011 to 12/31/2011.........    $12.32       $13.82       303,879
    01/01/2012 to 12/31/2012.........    $13.82       $14.43       507,210
    01/01/2013 to 12/31/2013.........    $14.43       $13.80       540,961
    01/01/2014 to 12/31/2014.........    $13.80       $13.99       378,986
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........    $10.00       $12.17        18,903
    01/01/2009 to 12/31/2009.........    $12.17       $11.09        16,614
    01/01/2010 to 12/31/2010.........    $11.09       $12.20             0
    01/01/2011 to 12/31/2011.........    $12.20       $13.97             0
    01/01/2012 to 12/31/2012.........    $13.97       $14.60       222,691
    01/01/2013 to 12/31/2013.........    $14.60       $13.72       147,757
    01/01/2014 to 12/31/2014.........    $13.72       $14.13       187,196
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.84           278
    01/01/2010 to 12/31/2010.........    $ 8.84       $ 9.76         1,467
    01/01/2011 to 12/31/2011.........    $ 9.76       $11.44             0
    01/01/2012 to 12/31/2012.........    $11.44       $12.01             0
    01/01/2013 to 12/31/2013.........    $12.01       $11.09       739,602
    01/01/2014 to 12/31/2014.........    $11.09       $11.62       602,399
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.07        14,538
    01/01/2011 to 12/31/2011.........    $11.07       $13.15       236,483
    01/01/2012 to 12/31/2012.........    $13.15       $13.87       311,791
    01/01/2013 to 12/31/2013.........    $13.87       $12.74       140,538
    01/01/2014 to 12/31/2014.........    $12.74       $13.54       882,588
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.09        83,284
    01/01/2012 to 12/31/2012.........    $12.09       $12.63       234,837
    01/01/2013 to 12/31/2013.........    $12.63       $11.26       181,943
    01/01/2014 to 12/31/2014.........    $11.26       $12.27       129,009

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........    $10.00       $10.46          52,629
    01/01/2013 to 12/31/2013.........    $10.46       $ 9.27         740,173
    01/01/2014 to 12/31/2014.........    $ 9.27       $10.31         247,551
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........    $10.00       $ 8.80         305,910
    01/01/2014 to 12/31/2014.........    $ 8.80       $ 9.96         623,668
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........    $10.00       $11.37         203,374
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31          12,617
    01/01/2010 to 12/31/2010.........    $10.31       $11.57         232,319
    01/01/2011 to 12/31/2011.........    $11.57       $10.76         231,641
    01/01/2012 to 12/31/2012.........    $10.76       $12.03         245,550
    01/01/2013 to 12/31/2013.........    $12.03       $15.61         326,167
    01/01/2014 to 12/31/2014.........    $15.61       $17.00         367,570
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01         403,183
    01/01/2006 to 12/31/2006.........    $10.01       $11.24       4,226,992
    01/01/2007 to 12/31/2007.........    $11.24       $12.18       5,738,690
    01/01/2008 to 12/31/2008.........    $12.18       $ 7.82       6,696,087
    01/01/2009 to 12/31/2009.........    $ 7.82       $ 9.68      31,792,069
    01/01/2010 to 12/31/2010.........    $ 9.68       $10.84      41,650,794
    01/01/2011 to 12/31/2011.........    $10.84       $10.44      30,125,427
    01/01/2012 to 12/31/2012.........    $10.44       $11.73      36,635,255
    01/01/2013 to 12/31/2013.........    $11.73       $14.21      42,035,241
    01/01/2014 to 12/31/2014.........    $14.21       $15.01      45,541,719
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.70          62,740
    01/01/2014 to 12/31/2014.........    $11.70       $13.13         327,518
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $22.03       $24.98         223,265
    01/01/2006 to 12/31/2006.........    $24.98       $33.72         265,912
    01/01/2007 to 12/31/2007.........    $33.72       $26.66         201,539
    01/01/2008 to 12/31/2008.........    $26.66       $17.10         163,226
    01/01/2009 to 12/31/2009.........    $17.10       $22.28         328,842
    01/01/2010 to 12/31/2010.........    $22.28       $28.31         510,403
    01/01/2011 to 12/31/2011.........    $28.31       $29.80         376,813
    01/01/2012 to 12/31/2012.........    $29.80       $33.94         463,095
    01/01/2013 to 12/31/2013.........    $33.94       $34.57         450,921
    01/01/2014 to 12/31/2014.........    $34.57       $44.69         435,105

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.13       $13.12         187,207
    01/01/2006 to 12/31/2006.........    $13.12       $15.54         201,904
    01/01/2007 to 12/31/2007.........    $15.54       $12.62         180,260
    01/01/2008 to 07/18/2008.........    $12.62       $11.59               0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.72         303,073
    01/01/2014 to 12/31/2014.........    $ 9.72       $10.08         746,488
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.61         563,523
    01/01/2007 to 12/31/2007.........    $10.61       $11.38       1,273,685
    01/01/2008 to 12/31/2008.........    $11.38       $ 7.36       2,512,483
    01/01/2009 to 12/31/2009.........    $ 7.36       $ 9.00      13,285,906
    01/01/2010 to 12/31/2010.........    $ 9.00       $10.17      18,069,778
    01/01/2011 to 12/31/2011.........    $10.17       $ 9.89      14,621,843
    01/01/2012 to 12/31/2012.........    $ 9.89       $10.80      16,149,940
    01/01/2013 to 12/31/2013.........    $10.80       $12.24      16,127,379
    01/01/2014 to 12/31/2014.........    $12.24       $12.47      15,527,345
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.00           7,406
    01/01/2008 to 12/31/2008.........    $10.00       $ 7.19         357,647
    01/01/2009 to 12/31/2009.........    $ 7.19       $ 8.61       4,494,394
    01/01/2010 to 12/31/2010.........    $ 8.61       $ 9.64       5,446,761
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 9.28       3,985,768
    01/01/2012 to 12/31/2012.........    $ 9.28       $10.41       5,011,567
    01/01/2013 to 12/31/2013.........    $10.41       $12.26       5,891,470
    01/01/2014 to 12/31/2014.........    $12.26       $12.80       5,891,137
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.49         330,061
    01/01/2009 to 11/13/2009.........    $ 7.49       $ 8.40               0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.78      21,787,715
    01/01/2013 to 12/31/2013.........    $10.78       $13.25      22,443,796
    01/01/2014 to 12/31/2014.........    $13.25       $13.50      20,750,425
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.85       1,176,421
    01/01/2014 to 12/31/2014.........    $10.85       $10.99       1,997,017

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.12          18,489
    01/01/2009 to 12/31/2009.........    $ 6.12       $ 8.17         392,443
    01/01/2010 to 12/31/2010.........    $ 8.17       $ 9.70         703,230
    01/01/2011 to 12/31/2011.........    $ 9.70       $ 9.10         496,999
    01/01/2012 to 12/31/2012.........    $ 9.10       $11.39         678,965
    01/01/2013 to 12/31/2013.........    $11.39       $11.74         726,338
    01/01/2014 to 12/31/2014.........    $11.74       $13.20         640,841
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 4.68       $ 4.77         657,831
    01/01/2006 to 12/31/2006.........    $ 4.77       $ 5.18         791,152
    01/01/2007 to 12/31/2007.........    $ 5.18       $ 5.84       1,134,004
    01/01/2008 to 12/31/2008.........    $ 5.84       $ 3.44         756,326
    01/01/2009 to 12/31/2009.........    $ 3.44       $ 5.08       2,674,512
    01/01/2010 to 12/31/2010.........    $ 5.08       $ 5.53       3,127,898
    01/01/2011 to 12/31/2011.........    $ 5.53       $ 5.25       2,222,540
    01/01/2012 to 12/31/2012.........    $ 5.25       $ 6.20       2,485,564
    01/01/2013 to 12/31/2013.........    $ 6.20       $ 7.95       2,301,474
    01/01/2014 to 02/07/2014.........    $ 7.95       $ 7.82               0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.24       $11.63       5,200,125
    01/01/2006 to 12/31/2006.........    $11.63       $13.46       3,863,961
    01/01/2007 to 12/31/2007.........    $13.46       $13.98       3,567,122
    01/01/2008 to 12/31/2008.........    $13.98       $ 8.19       2,148,857
    01/01/2009 to 12/31/2009.........    $ 8.19       $ 9.64       3,356,527
    01/01/2010 to 12/31/2010.........    $ 9.64       $10.74       3,792,800
    01/01/2011 to 12/31/2011.........    $10.74       $10.02       2,403,875
    01/01/2012 to 12/31/2012.........    $10.02       $11.84       2,347,900
    01/01/2013 to 12/31/2013.........    $11.84       $15.62       3,172,056
    01/01/2014 to 12/31/2014.........    $15.62       $17.45       3,008,724
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 4.44       $ 4.60       2,666,931
    01/01/2006 to 12/31/2006.........    $ 4.60       $ 4.83       2,231,991
    01/01/2007 to 12/31/2007.........    $ 4.83       $ 5.69       2,097,846
    01/01/2008 to 12/31/2008.........    $ 5.69       $ 3.32       1,540,597
    01/01/2009 to 12/31/2009.........    $ 3.32       $ 5.16       3,511,898
    01/01/2010 to 12/31/2010.........    $ 5.16       $ 6.10       4,701,456
    01/01/2011 to 12/31/2011.........    $ 6.10       $ 5.85       2,984,433
    01/01/2012 to 12/31/2012.........    $ 5.85       $ 6.91       3,543,005
    01/01/2013 to 12/31/2013.........    $ 6.91       $ 9.02       3,803,084
    01/01/2014 to 12/31/2014.........    $ 9.02       $ 9.93       3,451,022
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.17               0
    01/01/2008 to 12/31/2008.........    $10.17       $ 7.62         580,121
    01/01/2009 to 12/31/2009.........    $ 7.62       $ 9.28      10,277,818
    01/01/2010 to 12/31/2010.........    $ 9.28       $10.23      15,177,989
    01/01/2011 to 12/31/2011.........    $10.23       $10.05      13,203,096
    01/01/2012 to 12/31/2012.........    $10.05       $10.93      13,851,569
    01/01/2013 to 12/31/2013.........    $10.93       $11.85      12,668,648
    01/01/2014 to 12/31/2014.........    $11.85       $12.17      11,883,638

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $20.52       $21.27         29,033
    01/01/2006 to 12/31/2006.........    $21.27       $24.63         25,044
    01/01/2007 to 12/31/2007.........    $24.63       $23.07         24,895
    01/01/2008 to 12/31/2008.........    $23.07       $16.72         62,609
    01/01/2009 to 12/31/2009.........    $16.72       $20.94        421,295
    01/01/2010 to 12/31/2010.........    $20.94       $26.21        766,856
    01/01/2011 to 12/31/2011.........    $26.21       $26.22        545,711
    01/01/2012 to 12/31/2012.........    $26.22       $29.96        718,499
    01/01/2013 to 12/31/2013.........    $29.96       $41.07        746,802
    01/01/2014 to 12/31/2014.........    $41.07       $43.47        743,211
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.18       $12.07        242,790
    01/01/2006 to 12/31/2006.........    $12.07       $14.51        524,592
    01/01/2007 to 12/31/2007.........    $14.51       $14.50        421,188
    01/01/2008 to 12/31/2008.........    $14.50       $ 8.98        486,765
    01/01/2009 to 12/31/2009.........    $ 8.98       $10.49        858,302
    01/01/2010 to 12/31/2010.........    $10.49       $11.64      1,078,324
    01/01/2011 to 12/31/2011.........    $11.64       $11.44        864,374
    01/01/2012 to 12/31/2012.........    $11.44       $12.81      1,095,404
    01/01/2013 to 12/31/2013.........    $12.81       $17.03      1,093,521
    01/01/2014 to 12/31/2014.........    $17.03       $17.08        968,257
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.06       $12.04        873,439
    01/01/2006 to 12/31/2006.........    $12.04       $13.12      1,019,726
    01/01/2007 to 12/31/2007.........    $13.12       $13.28        683,986
    01/01/2008 to 12/31/2008.........    $13.28       $ 9.76        483,533
    01/01/2009 to 12/31/2009.........    $ 9.76       $13.07      1,798,628
    01/01/2010 to 12/31/2010.........    $13.07       $14.65      1,948,092
    01/01/2011 to 12/31/2011.........    $14.65       $14.93      1,565,537
    01/01/2012 to 12/31/2012.........    $14.93       $16.78      1,557,475
    01/01/2013 to 12/31/2013.........    $16.78       $17.76      1,226,395
    01/01/2014 to 12/31/2014.........    $17.76       $17.99        960,460
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.42       $18.90      2,113,594
    01/01/2006 to 12/31/2006.........    $18.90       $22.58      1,664,525
    01/01/2007 to 12/31/2007.........    $22.58       $26.55      1,428,930
    01/01/2008 to 12/31/2008.........    $26.55       $13.05        942,837
    01/01/2009 to 12/31/2009.........    $13.05       $17.43      1,310,930
    01/01/2010 to 12/31/2010.........    $17.43       $19.71      1,459,929
    01/01/2011 to 12/31/2011.........    $19.71       $16.95        915,042
    01/01/2012 to 12/31/2012.........    $16.95       $20.14        876,174
    01/01/2013 to 12/31/2013.........    $20.14       $23.68      1,198,831
    01/01/2014 to 12/31/2014.........    $23.68       $22.09      1,223,949

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.01       $ 7.87         402,498
    01/01/2006 to 12/31/2006.........    $ 7.87       $ 9.90         593,100
    01/01/2007 to 12/31/2007.........    $ 9.90       $11.52         794,549
    01/01/2008 to 12/31/2008.........    $11.52       $ 6.37         641,680
    01/01/2009 to 12/31/2009.........    $ 6.37       $ 8.21       1,442,051
    01/01/2010 to 12/31/2010.........    $ 8.21       $ 9.01       1,743,754
    01/01/2011 to 12/31/2011.........    $ 9.01       $ 7.78       1,310,153
    01/01/2012 to 12/31/2012.........    $ 7.78       $ 8.96       1,443,923
    01/01/2013 to 12/31/2013.........    $ 8.96       $10.57       1,466,476
    01/01/2014 to 12/31/2014.........    $10.57       $ 9.74       1,498,945
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.00       $10.77      17,534,926
    01/01/2009 to 12/31/2009.........    $10.77       $11.84       5,842,610
    01/01/2010 to 12/31/2010.........    $11.84       $12.96       2,812,732
    01/01/2011 to 12/31/2011.........    $12.96       $14.39      56,730,683
    01/01/2012 to 12/31/2012.........    $14.39       $15.54      18,722,997
    01/01/2013 to 12/31/2013.........    $15.54       $14.86       3,261,342
    01/01/2014 to 12/31/2014.........    $14.86       $15.66       3,199,098
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.19               0
    01/01/2008 to 12/31/2008.........    $10.19       $ 6.98         399,983
    01/01/2009 to 12/31/2009.........    $ 6.98       $ 8.73       7,461,975
    01/01/2010 to 12/31/2010.........    $ 8.73       $ 9.81      11,413,961
    01/01/2011 to 12/31/2011.........    $ 9.81       $ 9.63       9,459,319
    01/01/2012 to 12/31/2012.........    $ 9.63       $10.80      10,990,212
    01/01/2013 to 12/31/2013.........    $10.80       $12.40      11,236,583
    01/01/2014 to 12/31/2014.........    $12.40       $13.03      10,578,434
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 8.24       $ 9.04       1,051,555
    01/01/2006 to 12/31/2006.........    $ 9.04       $10.96       1,002,727
    01/01/2007 to 12/31/2007.........    $10.96       $11.84         985,495
    01/01/2008 to 12/31/2008.........    $11.84       $ 6.85         614,606
    01/01/2009 to 12/31/2009.........    $ 6.85       $ 9.20       1,827,855
    01/01/2010 to 12/31/2010.........    $ 9.20       $ 9.73       2,492,453
    01/01/2011 to 12/31/2011.........    $ 9.73       $ 8.73       1,670,674
    01/01/2012 to 12/31/2012.........    $ 8.73       $10.51       1,947,918
    01/01/2013 to 12/31/2013.........    $10.51       $11.98       2,070,280
    01/01/2014 to 12/31/2014.........    $11.98       $11.07       2,030,830

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.55       $10.09          80,895
    01/01/2006 to 12/31/2006.........    $10.09       $11.07          97,906
    01/01/2007 to 12/31/2007.........    $11.07       $11.15         378,693
    01/01/2008 to 12/31/2008.........    $11.15       $ 9.07       2,914,005
    01/01/2009 to 12/31/2009.........    $ 9.07       $10.93      11,840,797
    01/01/2010 to 12/31/2010.........    $10.93       $11.58      12,820,574
    01/01/2011 to 12/31/2011.........    $11.58       $11.46      10,703,645
    01/01/2012 to 12/31/2012.........    $11.46       $12.53      11,456,895
    01/01/2013 to 12/31/2013.........    $12.53       $13.74      10,732,965
    01/01/2014 to 12/31/2014.........    $13.74       $14.31       9,639,995
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.30           8,995
    01/01/2010 to 12/31/2010.........    $10.30       $11.32         127,021
    01/01/2011 to 12/31/2011.........    $11.32       $11.25         177,346
    01/01/2012 to 12/31/2012.........    $11.25       $12.80         291,710
    01/01/2013 to 12/31/2013.........    $12.80       $17.25         337,499
    01/01/2014 to 12/31/2014.........    $17.25       $18.65         400,956
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.25       $10.77         694,885
    01/01/2006 to 12/31/2006.........    $10.77       $12.60         680,203
    01/01/2007 to 12/31/2007.........    $12.60       $12.07         680,350
    01/01/2008 to 12/31/2008.........    $12.07       $ 6.97         649,783
    01/01/2009 to 12/31/2009.........    $ 6.97       $ 8.23       1,032,590
    01/01/2010 to 12/31/2010.........    $ 8.23       $ 9.19       1,205,571
    01/01/2011 to 12/31/2011.........    $ 9.19       $ 8.70         860,066
    01/01/2012 to 12/31/2012.........    $ 8.70       $10.04         942,929
    01/01/2013 to 12/31/2013.........    $10.04       $13.86       1,237,335
    01/01/2014 to 12/31/2014.........    $13.86       $15.57       1,567,637
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.67       $10.20       7,048,023
    01/01/2006 to 12/31/2006.........    $10.20       $10.80       5,983,458
    01/01/2007 to 12/31/2007.........    $10.80       $12.26       5,638,342
    01/01/2008 to 12/31/2008.........    $12.26       $ 6.82       3,539,119
    01/01/2009 to 12/31/2009.........    $ 6.82       $ 8.74       4,539,651
    01/01/2010 to 12/31/2010.........    $ 8.74       $10.34       4,594,031
    01/01/2011 to 12/31/2011.........    $10.34       $10.11       3,055,225
    01/01/2012 to 12/31/2012.........    $10.11       $11.21       2,844,826
    01/01/2013 to 12/31/2013.........    $11.21       $15.12       3,397,998
    01/01/2014 to 12/31/2014.........    $15.12       $16.52       3,969,455
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.71       $12.69       1,294,706
    01/01/2006 to 12/31/2006.........    $12.69       $13.76       1,196,608
    01/01/2007 to 12/31/2007.........    $13.76       $14.42       1,051,089
    01/01/2008 to 12/31/2008.........    $14.42       $10.93         929,322
    01/01/2009 to 12/31/2009.........    $10.93       $14.52       1,689,546
    01/01/2010 to 12/31/2010.........    $14.52       $16.27       1,430,293
    01/01/2011 to 12/31/2011.........    $16.27       $17.70       1,455,420
    01/01/2012 to 12/31/2012.........    $17.70       $18.51       1,706,809
    01/01/2013 to 12/31/2013.........    $18.51       $17.91       1,893,341
    01/01/2014 to 12/31/2014.........    $17.91       $18.82       1,987,724

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.98       $11.67        218,706
    01/01/2006 to 12/31/2006.........    $11.67       $14.32        349,460
    01/01/2007 to 12/31/2007.........    $14.32       $15.47        339,584
    01/01/2008 to 12/31/2008.........    $15.47       $10.09        263,096
    01/01/2009 to 12/31/2009.........    $10.09       $13.10        807,357
    01/01/2010 to 12/31/2010.........    $13.10       $14.49      1,434,007
    01/01/2011 to 12/31/2011.........    $14.49       $13.86      1,104,093
    01/01/2012 to 12/31/2012.........    $13.86       $16.85      1,340,014
    01/01/2013 to 12/31/2013.........    $16.85       $21.24      1,588,995
    01/01/2014 to 12/31/2014.........    $21.24       $21.73      1,725,316
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.04       $ 7.39      1,025,239
    01/01/2006 to 12/31/2006.........    $ 7.39       $ 8.01        758,550
    01/01/2007 to 12/31/2007.........    $ 8.01       $ 9.10        686,498
    01/01/2008 to 12/31/2008.........    $ 9.10       $ 5.72        700,352
    01/01/2009 to 12/31/2009.........    $ 5.72       $ 7.03      1,732,194
    01/01/2010 to 12/31/2010.........    $ 7.03       $ 7.82      2,119,460
    01/01/2011 to 12/31/2011.........    $ 7.82       $ 7.68      1,429,953
    01/01/2012 to 12/31/2012.........    $ 7.68       $ 8.88      1,486,414
    01/01/2013 to 12/31/2013.........    $ 8.88       $11.99      1,613,878
    01/01/2014 to 12/31/2014.........    $11.99       $12.87      1,604,312
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.21         14,203
    01/01/2013 to 12/31/2013.........    $10.21       $13.56        157,910
    01/01/2014 to 12/31/2014.........    $13.56       $14.76        253,800
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.63       $12.11        192,419
    01/01/2006 to 12/31/2006.........    $12.11       $13.66        174,411
    01/01/2007 to 12/31/2007.........    $13.66       $13.86        156,606
    01/01/2008 to 12/31/2008.........    $13.86       $ 8.47        191,791
    01/01/2009 to 12/31/2009.........    $ 8.47       $11.62        547,214
    01/01/2010 to 12/31/2010.........    $11.62       $14.18        743,476
    01/01/2011 to 12/31/2011.........    $14.18       $13.52        516,116
    01/01/2012 to 12/31/2012.........    $13.52       $15.81        587,711
    01/01/2013 to 12/31/2013.........    $15.81       $20.67        561,570
    01/01/2014 to 12/31/2014.........    $20.67       $23.47        523,357
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.46       $10.62      3,179,375
    01/01/2006 to 12/31/2006.........    $10.62       $10.96      3,505,960
    01/01/2007 to 12/31/2007.........    $10.96       $11.36      4,361,361
    01/01/2008 to 12/31/2008.........    $11.36       $11.50      7,844,009
    01/01/2009 to 12/31/2009.........    $11.50       $11.38      7,658,391
    01/01/2010 to 12/31/2010.........    $11.38       $11.24      6,801,612
    01/01/2011 to 12/31/2011.........    $11.24       $11.10      6,279,406
    01/01/2012 to 12/31/2012.........    $11.10       $10.96      4,601,307
    01/01/2013 to 12/31/2013.........    $10.96       $10.83      3,604,420
    01/01/2014 to 12/31/2014.........    $10.83       $10.69      3,389,920

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.76       $18.55      1,303,740
    01/01/2006 to 12/31/2006.........    $18.55       $20.28      1,086,861
    01/01/2007 to 12/31/2007.........    $20.28       $20.66        975,347
    01/01/2008 to 12/31/2008.........    $20.66       $11.78        570,591
    01/01/2009 to 12/31/2009.........    $11.78       $16.36        867,525
    01/01/2010 to 12/31/2010.........    $16.36       $19.95      1,067,139
    01/01/2011 to 12/31/2011.........    $19.95       $19.21        718,917
    01/01/2012 to 12/31/2012.........    $19.21       $22.22        726,117
    01/01/2013 to 12/31/2013.........    $22.22       $31.16        958,640
    01/01/2014 to 12/31/2014.........    $31.16       $35.15        927,072
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08         42,951
    01/01/2012 to 12/31/2012.........    $10.08       $10.44        158,119
    01/01/2013 to 12/31/2013.........    $10.44       $10.01        172,211
    01/01/2014 to 12/31/2014.........    $10.01       $10.40        356,190
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.14       $ 8.00        771,461
    01/01/2006 to 12/31/2006.........    $ 8.00       $ 9.01        697,877
    01/01/2007 to 12/31/2007.........    $ 9.01       $10.88        971,242
    01/01/2008 to 12/31/2008.........    $10.88       $ 6.10        610,828
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 7.82      1,281,862
    01/01/2010 to 12/31/2010.........    $ 7.82       $ 9.94      1,796,178
    01/01/2011 to 12/31/2011.........    $ 9.94       $ 9.98      1,468,365
    01/01/2012 to 12/31/2012.........    $ 9.98       $11.08      1,554,762
    01/01/2013 to 12/31/2013.........    $11.08       $14.51      1,582,884
    01/01/2014 to 12/31/2014.........    $14.51       $15.46      1,649,910
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.41       $ 7.35        267,925
    01/01/2006 to 12/31/2006.........    $ 7.35       $ 7.82        344,893
    01/01/2007 to 12/31/2007.........    $ 7.82       $ 9.17        382,635
    01/01/2008 to 12/31/2008.........    $ 9.17       $ 5.20        242,993
    01/01/2009 to 12/31/2009.........    $ 5.20       $ 6.30        809,394
    01/01/2010 to 12/31/2010.........    $ 6.30       $ 7.48      1,201,338
    01/01/2011 to 04/29/2011.........    $ 7.48       $ 8.40              0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.35      1,899,490
    01/01/2013 to 12/31/2013.........    $10.35       $12.16      2,026,276
    01/01/2014 to 12/31/2014.........    $12.16       $12.62      1,937,576

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
 ------------------------------------------------
    07/21/2008* to 12/31/2008........    $10.10       $ 5.58          25,631
    01/01/2009 to 12/31/2009.........    $ 5.58       $ 9.18       1,699,847
    01/01/2010 to 12/31/2010.........    $ 9.18       $11.09       2,970,397
    01/01/2011 to 12/31/2011.........    $11.09       $ 8.73       2,098,763
    01/01/2012 to 12/31/2012.........    $ 8.73       $10.17       2,548,478
    01/01/2013 to 12/31/2013.........    $10.17       $10.06       2,789,183
    01/01/2014 to 12/31/2014.........    $10.06       $ 9.47       2,532,733
 AST PIMCO LIMITED MATURITY BOND
 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.18       $12.22       2,996,256
    01/01/2006 to 12/31/2006.........    $12.22       $12.53       2,687,532
    01/01/2007 to 12/31/2007.........    $12.53       $13.21       2,594,813
    01/01/2008 to 12/31/2008.........    $13.21       $13.19       1,654,958
    01/01/2009 to 12/31/2009.........    $13.19       $14.36       2,949,882
    01/01/2010 to 12/31/2010.........    $14.36       $14.74       3,080,140
    01/01/2011 to 12/31/2011.........    $14.74       $14.88       2,600,827
    01/01/2012 to 12/31/2012.........    $14.88       $15.38       2,281,868
    01/01/2013 to 12/31/2013.........    $15.38       $14.86       2,529,324
    01/01/2014 to 12/31/2014.........    $14.86       $14.66       2,269,196
 AST PIMCO TOTAL RETURN BOND
 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.72       $13.88       1,924,370
    01/01/2006 to 12/31/2006.........    $13.88       $14.22       2,004,498
    01/01/2007 to 12/31/2007.........    $14.22       $15.21       2,344,694
    01/01/2008 to 12/31/2008.........    $15.21       $14.68       2,402,587
    01/01/2009 to 12/31/2009.........    $14.68       $16.90      10,715,121
    01/01/2010 to 12/31/2010.........    $16.90       $17.97      15,065,751
    01/01/2011 to 12/31/2011.........    $17.97       $18.31      11,688,146
    01/01/2012 to 12/31/2012.........    $18.31       $19.77      12,996,719
    01/01/2013 to 12/31/2013.........    $19.77       $19.16      12,953,608
    01/01/2014 to 12/31/2014.........    $19.16       $19.72      11,489,506
 AST PRESERVATION ASSET ALLOCATION
 PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.04         215,280
    01/01/2006 to 12/31/2006.........    $10.04       $10.70         443,968
    01/01/2007 to 12/31/2007.........    $10.70       $11.49         649,597
    01/01/2008 to 12/31/2008.........    $11.49       $ 9.14       3,492,156
    01/01/2009 to 12/31/2009.........    $ 9.14       $10.83      16,345,435
    01/01/2010 to 12/31/2010.........    $10.83       $11.83      21,296,028
    01/01/2011 to 12/31/2011.........    $11.83       $11.79      20,978,607
    01/01/2012 to 12/31/2012.........    $11.79       $12.85      21,413,601
    01/01/2013 to 12/31/2013.........    $12.85       $13.86      19,382,539
    01/01/2014 to 12/31/2014.........    $13.86       $14.48      18,214,833
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08          86,299
    01/01/2012 to 12/31/2012.........    $10.08       $10.66         270,512
    01/01/2013 to 12/31/2013.........    $10.66       $10.28         380,485
    01/01/2014 to 12/31/2014.........    $10.28       $10.77         613,579

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.52         510,953
    01/01/2007 to 12/31/2007.........    $10.52       $11.57       1,352,476
    01/01/2008 to 12/31/2008.........    $11.57       $ 6.77       2,352,959
    01/01/2009 to 12/31/2009.........    $ 6.77       $ 8.43      21,782,141
    01/01/2010 to 12/31/2010.........    $ 8.43       $ 9.90      28,197,221
    01/01/2011 to 12/31/2011.........    $ 9.90       $ 9.17      19,004,621
    01/01/2012 to 12/31/2012.........    $ 9.17       $10.23      23,045,803
    01/01/2013 to 12/31/2013.........    $10.23       $11.82      24,763,025
    01/01/2014 to 12/31/2014.........    $11.82       $12.74      25,431,636
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 8.99       $ 9.20         851,019
    01/01/2006 to 12/31/2006.........    $ 9.20       $10.23         842,745
    01/01/2007 to 12/31/2007.........    $10.23       $10.31         958,429
    01/01/2008 to 12/31/2008.........    $10.31       $ 6.24         452,522
    01/01/2009 to 12/31/2009.........    $ 6.24       $ 7.51         644,194
    01/01/2010 to 12/31/2010.........    $ 7.51       $ 8.53         777,947
    01/01/2011 to 12/31/2011.........    $ 8.53       $ 8.71         677,195
    01/01/2012 to 12/31/2012.........    $ 8.71       $10.22         816,572
    01/01/2013 to 12/31/2013.........    $10.22       $13.36         820,238
    01/01/2014 to 12/31/2014.........    $13.36       $15.47       1,195,358
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.92          66,424
    01/01/2012 to 12/31/2012.........    $ 8.92       $ 9.97         290,810
    01/01/2013 to 12/31/2013.........    $ 9.97       $12.05       2,668,831
    01/01/2014 to 12/31/2014.........    $12.05       $12.68       3,053,418
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.04               0
    01/01/2008 to 12/31/2008.........    $10.04       $ 7.19       1,187,445
    01/01/2009 to 12/31/2009.........    $ 7.19       $ 8.76      11,457,091
    01/01/2010 to 12/31/2010.........    $ 8.76       $ 9.68      16,850,087
    01/01/2011 to 12/31/2011.........    $ 9.68       $ 9.38      14,386,818
    01/01/2012 to 12/31/2012.........    $ 9.38       $10.22      15,668,930
    01/01/2013 to 12/31/2013.........    $10.22       $11.34      14,696,813
    01/01/2014 to 12/31/2014.........    $11.34       $11.78      13,705,628
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.51          31,450
    01/01/2008 to 12/31/2008.........    $11.51       $ 7.37         468,660
    01/01/2009 to 12/31/2009.........    $ 7.37       $ 9.23       7,963,536
    01/01/2010 to 12/31/2010.........    $ 9.23       $10.42      13,249,095
    01/01/2011 to 12/31/2011.........    $10.42       $10.04       9,509,858
    01/01/2012 to 12/31/2012.........    $10.04       $11.49      12,073,527
    01/01/2013 to 12/31/2013.........    $11.49       $13.40      12,983,577
    01/01/2014 to 12/31/2014.........    $13.40       $13.95      12,556,866

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.56       $10.91         173,191
    01/01/2006 to 12/31/2006.........    $10.91       $11.82         174,226
    01/01/2007 to 12/31/2007.........    $11.82       $12.71         214,498
    01/01/2008 to 12/31/2008.........    $12.71       $ 8.76         613,791
    01/01/2009 to 12/31/2009.........    $ 8.76       $11.02       9,604,813
    01/01/2010 to 12/31/2010.........    $11.02       $12.17      16,692,964
    01/01/2011 to 12/31/2011.........    $12.17       $11.61      13,447,730
    01/01/2012 to 12/31/2012.........    $11.61       $12.74      14,684,084
    01/01/2013 to 12/31/2013.........    $12.74       $14.40      13,958,016
    01/01/2014 to 12/31/2014.........    $14.40       $14.65      12,728,753
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.12       $10.94       1,386,930
    01/01/2006 to 12/31/2006.........    $10.94       $12.20       1,165,926
    01/01/2007 to 12/31/2007.........    $12.20       $13.39       1,078,773
    01/01/2008 to 12/31/2008.........    $13.39       $ 7.39         767,197
    01/01/2009 to 12/31/2009.........    $ 7.39       $ 9.69       1,308,983
    01/01/2010 to 12/31/2010.........    $ 9.69       $12.68       1,500,026
    01/01/2011 to 12/31/2011.........    $12.68       $10.88       1,440,412
    01/01/2012 to 12/31/2012.........    $10.88       $12.90       1,624,583
    01/01/2013 to 12/31/2013.........    $12.90       $17.94       1,692,703
    01/01/2014 to 12/31/2014.........    $17.94       $18.59       1,505,947
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.97       $16.00         126,824
    01/01/2006 to 12/31/2006.........    $16.00       $17.80         111,114
    01/01/2007 to 12/31/2007.........    $17.80       $18.83         118,021
    01/01/2008 to 12/31/2008.........    $18.83       $12.09         187,342
    01/01/2009 to 12/31/2009.........    $12.09       $15.98         375,867
    01/01/2010 to 12/31/2010.........    $15.98       $21.53         527,269
    01/01/2011 to 12/31/2011.........    $21.53       $21.05         412,276
    01/01/2012 to 12/31/2012.........    $21.05       $23.32         475,113
    01/01/2013 to 12/31/2013.........    $23.32       $31.13         525,441
    01/01/2014 to 12/31/2014.........    $31.13       $31.92         468,074
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.64       $17.52       1,484,713
    01/01/2006 to 12/31/2006.........    $17.52       $20.77       1,198,255
    01/01/2007 to 12/31/2007.........    $20.77       $19.36       1,176,566
    01/01/2008 to 12/31/2008.........    $19.36       $13.44         760,721
    01/01/2009 to 12/31/2009.........    $13.44       $16.85         971,333
    01/01/2010 to 12/31/2010.........    $16.85       $20.96         983,045
    01/01/2011 to 12/31/2011.........    $20.96       $19.47         633,878
    01/01/2012 to 12/31/2012.........    $19.47       $22.71         589,246
    01/01/2013 to 12/31/2013.........    $22.71       $30.82         725,986
    01/01/2014 to 12/31/2014.........    $30.82       $32.03         663,097

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.39       $11.77         558,394
    01/01/2006 to 12/31/2006.........    $11.77       $13.08         665,726
    01/01/2007 to 12/31/2007.........    $13.08       $13.73         949,867
    01/01/2008 to 12/31/2008.........    $13.73       $10.04       2,067,659
    01/01/2009 to 12/31/2009.........    $10.04       $12.31      13,701,662
    01/01/2010 to 12/31/2010.........    $12.31       $13.56      19,352,932
    01/01/2011 to 12/31/2011.........    $13.56       $13.65      16,991,612
    01/01/2012 to 12/31/2012.........    $13.65       $15.30      19,880,313
    01/01/2013 to 12/31/2013.........    $15.30       $17.66      20,439,261
    01/01/2014 to 12/31/2014.........    $17.66       $18.46      20,317,384
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.28       $12.79         635,233
    01/01/2006 to 12/31/2006.........    $12.79       $15.33         815,109
    01/01/2007 to 12/31/2007.........    $15.33       $14.60         776,427
    01/01/2008 to 12/31/2008.........    $14.60       $ 8.38         424,531
    01/01/2009 to 12/31/2009.........    $ 8.38       $10.24         788,524
    01/01/2010 to 12/31/2010.........    $10.24       $11.45       1,004,584
    01/01/2011 to 12/31/2011.........    $11.45       $11.12         741,548
    01/01/2012 to 12/31/2012.........    $11.12       $12.88         986,090
    01/01/2013 to 12/31/2013.........    $12.88       $16.50       1,240,563
    01/01/2014 to 12/31/2014.........    $16.50       $17.51       1,307,147
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 6.19       $ 7.12         512,014
    01/01/2006 to 12/31/2006.........    $ 7.12       $ 7.43         608,747
    01/01/2007 to 12/31/2007.........    $ 7.43       $ 7.94         919,355
    01/01/2008 to 12/31/2008.........    $ 7.94       $ 4.66       1,074,328
    01/01/2009 to 12/31/2009.........    $ 4.66       $ 7.06       3,806,238
    01/01/2010 to 12/31/2010.........    $ 7.06       $ 8.07       5,578,264
    01/01/2011 to 12/31/2011.........    $ 8.07       $ 7.84       3,909,559
    01/01/2012 to 12/31/2012.........    $ 7.84       $ 9.10       4,988,062
    01/01/2013 to 12/31/2013.........    $ 9.10       $12.94       5,503,342
    01/01/2014 to 12/31/2014.........    $12.94       $13.84       5,405,579
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.81       $23.11         254,041
    01/01/2006 to 12/31/2006.........    $23.11       $26.44         291,510
    01/01/2007 to 12/31/2007.........    $26.44       $36.68         378,258
    01/01/2008 to 12/31/2008.........    $36.68       $18.12         317,719
    01/01/2009 to 12/31/2009.........    $18.12       $26.72         995,022
    01/01/2010 to 12/31/2010.........    $26.72       $31.78       1,431,376
    01/01/2011 to 12/31/2011.........    $31.78       $26.70       1,050,814
    01/01/2012 to 12/31/2012.........    $26.70       $27.32       1,265,297
    01/01/2013 to 12/31/2013.........    $27.32       $31.13       1,137,103
    01/01/2014 to 12/31/2014.........    $31.13       $28.17       1,041,403

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.73       $13.89        938,587
    01/01/2006 to 12/31/2006.........    $13.89       $14.58        836,914
    01/01/2007 to 12/31/2007.........    $14.58       $15.79        874,210
    01/01/2008 to 12/31/2008.........    $15.79       $15.21        536,127
    01/01/2009 to 12/31/2009.........    $15.21       $16.84      1,081,396
    01/01/2010 to 12/31/2010.........    $16.84       $17.58      1,391,312
    01/01/2011 to 12/31/2011.........    $17.58       $18.08      1,078,586
    01/01/2012 to 12/31/2012.........    $18.08       $18.79      1,116,940
    01/01/2013 to 12/31/2013.........    $18.79       $17.85      1,226,981
    01/01/2014 to 12/31/2014.........    $17.85       $17.73      1,116,770
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00        171,403
    01/01/2006 to 12/31/2006.........    $10.00       $11.42      1,094,157
    01/01/2007 to 12/31/2007.........    $11.42       $12.36      1,458,079
    01/01/2008 to 12/31/2008.........    $12.36       $ 7.04      1,329,693
    01/01/2009 to 12/31/2009.........    $ 7.04       $ 8.93      2,519,429
    01/01/2010 to 12/31/2010.........    $ 8.93       $10.11      2,581,966
    01/01/2011 to 12/31/2011.........    $10.11       $ 9.63      2,323,329
    01/01/2012 to 12/31/2012.........    $ 9.63       $10.56      2,476,015
    01/01/2013 to 12/31/2013.........    $10.56       $12.57      3,362,021
    01/01/2014 to 12/31/2014.........    $12.57       $13.09      4,086,066
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.98         48,832
    01/01/2008 to 12/31/2008.........    $ 9.98       $ 9.35        677,200
    01/01/2009 to 12/31/2009.........    $ 9.35       $10.30      2,726,911
    01/01/2010 to 12/31/2010.........    $10.30       $10.97      3,801,379
    01/01/2011 to 12/31/2011.........    $10.97       $11.48      3,277,047
    01/01/2012 to 12/31/2012.........    $11.48       $12.23      3,417,319
    01/01/2013 to 12/31/2013.........    $12.23       $11.90      3,858,415
    01/01/2014 to 12/31/2014.........    $11.90       $12.59      4,617,743
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.47         64,775
    01/01/2006 to 12/31/2006.........    $11.47       $12.58         72,371
    01/01/2007 to 12/31/2007.........    $12.58       $13.79         85,135
    01/01/2008 to 12/31/2008.........    $13.79       $ 8.02         66,604
    01/01/2009 to 12/31/2009.........    $ 8.02       $11.07         93,737
    01/01/2010 to 07/16/2010.........    $11.07       $10.86              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.31       $14.10        130,749
    01/01/2006 to 12/31/2006.........    $14.10       $17.15        182,002
    01/01/2007 to 12/31/2007.........    $17.15       $19.47        167,896
    01/01/2008 to 12/31/2008.........    $19.47       $11.25        150,691
    01/01/2009 to 12/31/2009.........    $11.25       $12.88        146,213
    01/01/2010 to 07/16/2010.........    $12.88       $12.26              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $ 9.75       $10.00          18,356
    01/01/2006 to 12/31/2006.........    $10.00       $10.47          19,700
    01/01/2007 to 12/31/2007.........    $10.47       $11.58          38,907
    01/01/2008 to 12/31/2008.........    $11.58       $ 8.32          68,712
    01/01/2009 to 12/31/2009.........    $ 8.32       $11.83         117,760
    01/01/2010 to 07/16/2010.........    $11.83       $11.08               0
 FIRST TRUST TARGET FOCUS FOUR
 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 4.38       $ 4.35          14,496
    01/01/2006 to 12/31/2006.........    $ 4.35       $ 4.47          19,492
    01/01/2007 to 12/31/2007.........    $ 4.47       $ 4.67          73,318
    01/01/2008 to 12/31/2008.........    $ 4.67       $ 2.59          70,049
    01/01/2009 to 12/31/2009.........    $ 2.59       $ 3.29         131,587
    01/01/2010 to 12/31/2010.........    $ 3.29       $ 3.87         132,842
    01/01/2011 to 12/31/2011.........    $ 3.87       $ 3.40         102,394
    01/01/2012 to 12/31/2012.........    $ 3.40       $ 3.83          68,721
    01/01/2013 to 12/31/2013.........    $ 3.83       $ 4.95          72,953
    01/01/2014 to 04/25/2014.........    $ 4.95       $ 5.11               0
 FRANKLIN TEMPLETON VIP FOUNDING
 FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.66       1,369,089
    01/01/2009 to 12/31/2009.........    $ 6.66       $ 8.56      16,250,197
    01/01/2010 to 12/31/2010.........    $ 8.56       $ 9.31      26,361,883
    01/01/2011 to 12/31/2011.........    $ 9.31       $ 9.04      18,981,983
    01/01/2012 to 09/21/2012.........    $ 9.04       $10.16               0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.05       $17.46          52,338
    01/01/2006 to 12/31/2006.........    $17.46       $23.87         152,515
    01/01/2007 to 12/31/2007.........    $23.87       $26.71         239,619
    01/01/2008 to 12/31/2008.........    $26.71       $15.09         114,200
    01/01/2009 to 12/31/2009.........    $15.09       $21.03         106,503
    01/01/2010 to 12/31/2010.........    $21.03       $22.78          80,881
    01/01/2011 to 12/31/2011.........    $22.78       $20.81          65,179
    01/01/2012 to 12/31/2012.........    $20.81       $25.77          60,373
    01/01/2013 to 12/31/2013.........    $25.77       $29.09          52,406
    01/01/2014 to 04/25/2014.........    $29.09       $28.51               0
 INVESCO V.I. CAPITAL DEVELOPMENT
 FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.19          44,314
    01/01/2012 to 04/27/2012.........    $ 8.19       $ 9.30               0
 INVESCO V.I. DIVERSIFIED DIVIDEND
 FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.15          47,399
    01/01/2012 to 12/31/2012.........    $ 9.15       $10.72          40,329
    01/01/2013 to 12/31/2013.........    $10.72       $13.88          47,261
    01/01/2014 to 12/31/2014.........    $13.88       $15.46          44,532

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $ 6.96       $ 7.61       135,001
    01/01/2006 to 12/31/2006.........    $ 7.61       $ 8.73       124,196
    01/01/2007 to 12/31/2007.........    $ 8.73       $ 9.67       132,861
    01/01/2008 to 12/31/2008.........    $ 9.67       $ 4.96        78,078
    01/01/2009 to 12/31/2009.........    $ 4.96       $ 6.97        90,078
    01/01/2010 to 12/31/2010.........    $ 6.97       $ 8.53        75,642
    01/01/2011 to 04/29/2011.........    $ 8.53       $ 9.51             0
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $12.72       $13.30        48,007
    01/01/2006 to 12/31/2006.........    $13.30       $15.30        89,614
    01/01/2007 to 12/31/2007.........    $15.30       $11.75        53,310
    01/01/2008 to 12/31/2008.........    $11.75       $ 4.70        91,978
    01/01/2009 to 12/31/2009.........    $ 4.70       $ 5.92        87,326
    01/01/2010 to 12/31/2010.........    $ 5.92       $ 6.45        81,632
    01/01/2011 to 04/29/2011.........    $ 6.45       $ 6.81             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $11.34       $12.12       106,295
    01/01/2006 to 12/31/2006.........    $12.12       $12.59       110,470
    01/01/2007 to 12/31/2007.........    $12.59       $13.91       109,826
    01/01/2008 to 12/31/2008.........    $13.91       $ 9.80        81,377
    01/01/2009 to 12/31/2009.........    $ 9.80       $12.36        81,357
    01/01/2010 to 12/31/2010.........    $12.36       $12.85        74,735
    01/01/2011 to 12/31/2011.........    $12.85       $13.19        67,482
    01/01/2012 to 12/31/2012.........    $13.19       $15.75        46,919
    01/01/2013 to 12/31/2013.........    $15.75       $21.86        41,655
    01/01/2014 to 12/31/2014.........    $21.86       $25.83        44,574
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.79        22,049
    01/01/2013 to 12/31/2013.........    $ 9.79       $13.25        24,453
    01/01/2014 to 12/31/2014.........    $13.25       $14.14        25,473
 INVESCO V.I. TECHNOLOGY FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $ 3.32       $ 3.35        77,942
    01/01/2006 to 12/31/2006.........    $ 3.35       $ 3.65       254,798
    01/01/2007 to 12/31/2007.........    $ 3.65       $ 3.89       126,039
    01/01/2008 to 12/31/2008.........    $ 3.89       $ 2.13        95,405
    01/01/2009 to 12/31/2009.........    $ 2.13       $ 3.31       166,230
    01/01/2010 to 12/31/2010.........    $ 3.31       $ 3.97       298,028
    01/01/2011 to 12/31/2011.........    $ 3.97       $ 3.72       145,369
    01/01/2012 to 12/31/2012.........    $ 3.72       $ 4.09       133,777
    01/01/2013 to 12/31/2013.........    $ 4.09       $ 5.05       113,570
    01/01/2014 to 12/31/2014.........    $ 5.05       $ 5.54       109,125
 NASDAQ TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.54       $12.79        10,385
    01/01/2006 to 12/31/2006.........    $12.79       $13.76        15,488
    01/01/2007 to 12/31/2007.........    $13.76       $16.54        27,898
    01/01/2008 to 12/31/2008.........    $16.54       $ 8.02        34,032
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 9.26        28,094
    01/01/2010 to 12/31/2010.........    $ 9.26       $11.92        29,023
    01/01/2011 to 12/31/2011.........    $11.92       $11.93        19,317
    01/01/2012 to 12/31/2012.........    $11.93       $13.31        12,247
    01/01/2013 to 12/31/2013.........    $13.31       $19.56        14,409
    01/01/2014 to 04/25/2014.........    $19.56       $19.51             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 NVIT DEVELOPING MARKETS FUND
    01/01/2005 to 12/31/2005.........    $12.52       $16.26       351,335
    01/01/2006 to 12/31/2006.........    $16.26       $21.61       316,324
    01/01/2007 to 12/31/2007.........    $21.61       $30.63       435,146
    01/01/2008 to 12/31/2008.........    $30.63       $12.74       289,778
    01/01/2009 to 12/31/2009.........    $12.74       $20.42       332,583
    01/01/2010 to 12/31/2010.........    $20.42       $23.42       323,539
    01/01/2011 to 12/31/2011.........    $23.42       $17.94       198,299
    01/01/2012 to 12/31/2012.........    $17.94       $20.69       150,414
    01/01/2013 to 12/31/2013.........    $20.69       $20.44       105,018
    01/01/2014 to 12/31/2014.........    $20.44       $19.00        65,733
 PROFUND VP ASIA 30
    01/01/2005 to 12/31/2005.........    $12.43       $14.67        83,233
    01/01/2006 to 12/31/2006.........    $14.67       $20.18       235,779
    01/01/2007 to 12/31/2007.........    $20.18       $29.44       204,415
    01/01/2008 to 12/31/2008.........    $29.44       $14.30       109,480
    01/01/2009 to 12/31/2009.........    $14.30       $21.77       143,857
    01/01/2010 to 12/31/2010.........    $21.77       $24.49       124,035
    01/01/2011 to 12/31/2011.........    $24.49       $17.65        40,910
    01/01/2012 to 12/31/2012.........    $17.65       $20.13        35,115
    01/01/2013 to 12/31/2013.........    $20.13       $22.85        23,327
    01/01/2014 to 12/31/2014.........    $22.85       $22.21         7,118
 PROFUND VP BANKS
    01/01/2005 to 12/31/2005.........    $12.11       $11.94        44,665
    01/01/2006 to 12/31/2006.........    $11.94       $13.61        35,707
    01/01/2007 to 12/31/2007.........    $13.61       $ 9.77        12,962
    01/01/2008 to 12/31/2008.........    $ 9.77       $ 5.12        71,458
    01/01/2009 to 12/31/2009.........    $ 5.12       $ 4.84        19,936
    01/01/2010 to 12/31/2010.........    $ 4.84       $ 5.18        19,494
    01/01/2011 to 12/31/2011.........    $ 5.18       $ 3.75         9,774
    01/01/2012 to 12/31/2012.........    $ 3.75       $ 4.94        12,044
    01/01/2013 to 12/31/2013.........    $ 4.94       $ 6.51         8,941
    01/01/2014 to 12/31/2014.........    $ 6.51       $ 7.09         1,524
 PROFUND VP BASIC MATERIALS
    01/01/2005 to 12/31/2005.........    $12.00       $12.13        53,592
    01/01/2006 to 12/31/2006.........    $12.13       $13.84        67,645
    01/01/2007 to 12/31/2007.........    $13.84       $17.86       199,608
    01/01/2008 to 12/31/2008.........    $17.86       $ 8.57       114,858
    01/01/2009 to 12/31/2009.........    $ 8.57       $13.74       145,393
    01/01/2010 to 12/31/2010.........    $13.74       $17.59       122,575
    01/01/2011 to 12/31/2011.........    $17.59       $14.57        39,084
    01/01/2012 to 12/31/2012.........    $14.57       $15.61        25,470
    01/01/2013 to 12/31/2013.........    $15.61       $18.25        18,333
    01/01/2014 to 12/31/2014.........    $18.25       $18.33        10,506

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BEAR
    01/01/2005 to 12/31/2005.........    $ 9.09       $ 8.86        35,611
    01/01/2006 to 12/31/2006.........    $ 8.86       $ 8.09        56,286
    01/01/2007 to 12/31/2007.........    $ 8.09       $ 8.04        56,088
    01/01/2008 to 12/31/2008.........    $ 8.04       $11.10       157,817
    01/01/2009 to 12/31/2009.........    $11.10       $ 7.91       138,663
    01/01/2010 to 12/31/2010.........    $ 7.91       $ 6.42       145,694
    01/01/2011 to 12/31/2011.........    $ 6.42       $ 5.78        65,795
    01/01/2012 to 12/31/2012.........    $ 5.78       $ 4.76        52,785
    01/01/2013 to 12/31/2013.........    $ 4.76       $ 3.45        30,178
    01/01/2014 to 12/31/2014.........    $ 3.45       $ 2.92        27,169
 PROFUND VP BIOTECHNOLOGY
    01/01/2005 to 12/31/2005.........    $ 7.73       $ 9.11        73,804
    01/01/2006 to 12/31/2006.........    $ 9.11       $ 8.63        56,416
    01/01/2007 to 12/31/2007.........    $ 8.63       $ 8.42       165,309
    01/01/2008 to 12/31/2008.........    $ 8.42       $ 8.47       117,598
    01/01/2009 to 12/31/2009.........    $ 8.47       $ 8.67        40,735
    01/01/2010 to 12/31/2010.........    $ 8.67       $ 9.00        38,083
    01/01/2011 to 12/31/2011.........    $ 9.00       $ 9.47        22,275
    01/01/2012 to 12/31/2012.........    $ 9.47       $13.16        20,018
    01/01/2013 to 12/31/2013.........    $13.16       $21.89        24,007
    01/01/2014 to 12/31/2014.........    $21.89       $28.04        17,515
 PROFUND VP BULL
    01/01/2005 to 12/31/2005.........    $10.65       $10.80       384,501
    01/01/2006 to 12/31/2006.........    $10.80       $12.12       306,353
    01/01/2007 to 12/31/2007.........    $12.12       $12.40       217,866
    01/01/2008 to 12/31/2008.........    $12.40       $ 7.63       184,775
    01/01/2009 to 12/31/2009.........    $ 7.63       $ 9.37       436,640
    01/01/2010 to 12/31/2010.........    $ 9.37       $10.42       358,651
    01/01/2011 to 12/31/2011.........    $10.42       $10.29       252,508
    01/01/2012 to 12/31/2012.........    $10.29       $11.57       116,185
    01/01/2013 to 12/31/2013.........    $11.57       $14.82        73,816
    01/01/2014 to 12/31/2014.........    $14.82       $16.32        72,219
 PROFUND VP CONSUMER GOODS PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.47       $10.31         6,876
    01/01/2006 to 12/31/2006.........    $10.31       $11.46        39,408
    01/01/2007 to 12/31/2007.........    $11.46       $12.18       150,560
    01/01/2008 to 12/31/2008.........    $12.18       $ 8.81        19,941
    01/01/2009 to 12/31/2009.........    $ 8.81       $10.58        17,782
    01/01/2010 to 12/31/2010.........    $10.58       $12.26        26,562
    01/01/2011 to 12/31/2011.........    $12.26       $12.95        25,754
    01/01/2012 to 12/31/2012.........    $12.95       $14.18        13,002
    01/01/2013 to 12/31/2013.........    $14.18       $17.98        15,729
    01/01/2014 to 12/31/2014.........    $17.98       $19.57         5,871

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP CONSUMER SERVICES
    01/01/2005 to 12/31/2005.........    $ 9.67       $ 9.10         3,866
    01/01/2006 to 12/31/2006.........    $ 9.10       $10.06        15,819
    01/01/2007 to 12/31/2007.........    $10.06       $ 9.12         5,165
    01/01/2008 to 12/31/2008.........    $ 9.12       $ 6.18        16,093
    01/01/2009 to 12/31/2009.........    $ 6.18       $ 7.98        19,670
    01/01/2010 to 12/31/2010.........    $ 7.98       $ 9.57        28,520
    01/01/2011 to 12/31/2011.........    $ 9.57       $ 9.97        21,528
    01/01/2012 to 12/31/2012.........    $ 9.97       $12.02        16,814
    01/01/2013 to 12/31/2013.........    $12.02       $16.60         9,044
    01/01/2014 to 12/31/2014.........    $16.60       $18.43         2,640
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $ 7.90       $ 8.43        76,381
    01/01/2006 to 12/31/2006.........    $ 8.43       $ 9.79       370,628
    01/01/2007 to 12/31/2007.........    $ 9.79       $11.07       331,218
    01/01/2008 to 12/31/2008.........    $11.07       $ 6.12       126,269
    01/01/2009 to 12/31/2009.........    $ 6.12       $ 8.00       313,143
    01/01/2010 to 12/31/2010.........    $ 8.00       $ 8.11       272,463
    01/01/2011 to 12/31/2011.........    $ 8.11       $ 7.29        52,358
    01/01/2012 to 12/31/2012.........    $ 7.29       $ 8.40        55,477
    01/01/2013 to 12/31/2013.........    $ 8.40       $10.09        46,769
    01/01/2014 to 12/31/2014.........    $10.09       $ 9.10         7,134
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $10.77       $11.06        43,105
    01/01/2006 to 12/31/2006.........    $11.06       $12.81       108,064
    01/01/2007 to 12/31/2007.........    $12.81       $10.23        27,930
    01/01/2008 to 12/31/2008.........    $10.23       $ 5.00        52,097
    01/01/2009 to 12/31/2009.........    $ 5.00       $ 5.68       140,784
    01/01/2010 to 12/31/2010.........    $ 5.68       $ 6.22        44,908
    01/01/2011 to 12/31/2011.........    $ 6.22       $ 5.29        23,822
    01/01/2012 to 12/31/2012.........    $ 5.29       $ 6.52        22,703
    01/01/2013 to 12/31/2013.........    $ 6.52       $ 8.50        46,043
    01/01/2014 to 12/31/2014.........    $ 8.50       $ 9.48         8,474
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $ 8.38       $ 8.77        83,943
    01/01/2006 to 12/31/2006.........    $ 8.77       $ 9.12       179,877
    01/01/2007 to 12/31/2007.........    $ 9.12       $ 9.60       255,222
    01/01/2008 to 12/31/2008.........    $ 9.60       $ 7.17        79,165
    01/01/2009 to 12/31/2009.........    $ 7.17       $ 8.47        73,901
    01/01/2010 to 12/31/2010.........    $ 8.47       $ 8.60        65,780
    01/01/2011 to 12/31/2011.........    $ 8.60       $ 9.35        84,331
    01/01/2012 to 12/31/2012.........    $ 9.35       $10.85        82,149
    01/01/2013 to 12/31/2013.........    $10.85       $14.97        53,151
    01/01/2014 to 12/31/2014.........    $14.97       $18.28        52,418

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $11.27       $11.40         9,851
    01/01/2006 to 12/31/2006.........    $11.40       $12.57        21,635
    01/01/2007 to 12/31/2007.........    $12.57       $13.87        15,320
    01/01/2008 to 12/31/2008.........    $13.87       $ 8.15        39,857
    01/01/2009 to 12/31/2009.........    $ 8.15       $ 9.99        27,311
    01/01/2010 to 12/31/2010.........    $ 9.99       $12.20        21,347
    01/01/2011 to 12/31/2011.........    $12.20       $11.84        16,683
    01/01/2012 to 12/31/2012.........    $11.84       $13.53         8,126
    01/01/2013 to 12/31/2013.........    $13.53       $18.47         7,284
    01/01/2014 to 12/31/2014.........    $18.47       $19.26         7,788
 PROFUND VP INTERNET
    01/01/2005 to 12/31/2005.........    $18.08       $19.18        46,724
    01/01/2006 to 12/31/2006.........    $19.18       $19.20         6,326
    01/01/2007 to 12/31/2007.........    $19.20       $20.89        16,744
    01/01/2008 to 12/31/2008.........    $20.89       $11.38         7,505
    01/01/2009 to 12/31/2009.........    $11.38       $19.93        16,747
    01/01/2010 to 12/31/2010.........    $19.93       $26.62        31,261
    01/01/2011 to 12/31/2011.........    $26.62       $24.47         3,751
    01/01/2012 to 12/31/2012.........    $24.47       $28.94         2,884
    01/01/2013 to 12/31/2013.........    $28.94       $43.35         7,173
    01/01/2014 to 12/31/2014.........    $43.35       $43.29         1,698
 PROFUND VP JAPAN
    01/01/2005 to 12/31/2005.........    $ 9.65       $13.51       165,707
    01/01/2006 to 12/31/2006.........    $13.51       $14.79       117,156
    01/01/2007 to 12/31/2007.........    $14.79       $13.14        54,211
    01/01/2008 to 12/31/2008.........    $13.14       $ 7.68        67,522
    01/01/2009 to 12/31/2009.........    $ 7.68       $ 8.37        84,572
    01/01/2010 to 12/31/2010.........    $ 8.37       $ 7.72        72,550
    01/01/2011 to 12/31/2011.........    $ 7.72       $ 6.21        38,109
    01/01/2012 to 12/31/2012.........    $ 6.21       $ 7.54        35,371
    01/01/2013 to 12/31/2013.........    $ 7.54       $11.04        20,262
    01/01/2014 to 12/31/2014.........    $11.04       $11.25           507
 PROFUND VP LARGE-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.38       $10.35        98,334
    01/01/2006 to 12/31/2006.........    $10.35       $11.14        87,853
    01/01/2007 to 12/31/2007.........    $11.14       $11.77       111,093
    01/01/2008 to 12/31/2008.........    $11.77       $ 7.49       123,085
    01/01/2009 to 12/31/2009.........    $ 7.49       $ 9.60       134,716
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.73        89,108
    01/01/2011 to 12/31/2011.........    $10.73       $10.93       120,030
    01/01/2012 to 12/31/2012.........    $10.93       $12.16        63,603
    01/01/2013 to 12/31/2013.........    $12.16       $15.70        72,486
    01/01/2014 to 12/31/2014.........    $15.70       $17.50        57,882

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP VALUE
    01/01/2005 to 12/31/2005.........    $10.37       $10.55       131,174
    01/01/2006 to 12/31/2006.........    $10.55       $12.37       296,094
    01/01/2007 to 12/31/2007.........    $12.37       $12.23       172,527
    01/01/2008 to 12/31/2008.........    $12.23       $ 7.19       138,391
    01/01/2009 to 12/31/2009.........    $ 7.19       $ 8.48        83,232
    01/01/2010 to 12/31/2010.........    $ 8.48       $ 9.46        89,765
    01/01/2011 to 12/31/2011.........    $ 9.46       $ 9.22        42,710
    01/01/2012 to 12/31/2012.........    $ 9.22       $10.51        26,138
    01/01/2013 to 12/31/2013.........    $10.51       $13.48        56,359
    01/01/2014 to 12/31/2014.........    $13.48       $14.70        66,994
 PROFUND VP MID-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.70       $11.75       181,173
    01/01/2006 to 12/31/2006.........    $11.75       $12.06        55,706
    01/01/2007 to 12/31/2007.........    $12.06       $13.31        89,654
    01/01/2008 to 12/31/2008.........    $13.31       $ 8.04        62,780
    01/01/2009 to 12/31/2009.........    $ 8.04       $10.99        83,374
    01/01/2010 to 12/31/2010.........    $10.99       $13.93       205,337
    01/01/2011 to 12/31/2011.........    $13.93       $13.36        64,733
    01/01/2012 to 12/31/2012.........    $13.36       $15.22        52,836
    01/01/2013 to 12/31/2013.........    $15.22       $19.62        41,531
    01/01/2014 to 12/31/2014.........    $19.62       $20.52         3,575
 PROFUND VP MID-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.80       $12.68        86,401
    01/01/2006 to 12/31/2006.........    $12.68       $14.06       216,242
    01/01/2007 to 12/31/2007.........    $14.06       $14.02       130,141
    01/01/2008 to 12/31/2008.........    $14.02       $ 8.82        68,810
    01/01/2009 to 12/31/2009.........    $ 8.82       $11.40        58,665
    01/01/2010 to 12/31/2010.........    $11.40       $13.56        63,526
    01/01/2011 to 12/31/2011.........    $13.56       $12.86        58,692
    01/01/2012 to 12/31/2012.........    $12.86       $14.80        40,665
    01/01/2013 to 12/31/2013.........    $14.80       $19.32        35,724
    01/01/2014 to 12/31/2014.........    $19.32       $21.02         6,232
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.44       $ 5.38       234,957
    01/01/2006 to 12/31/2006.........    $ 5.38       $ 5.60       266,020
    01/01/2007 to 12/31/2007.........    $ 5.60       $ 6.50       383,014
    01/01/2008 to 12/31/2008.........    $ 6.50       $ 3.69       318,742
    01/01/2009 to 12/31/2009.........    $ 3.69       $ 5.55       327,797
    01/01/2010 to 12/31/2010.........    $ 5.55       $ 6.48       316,781
    01/01/2011 to 12/31/2011.........    $ 6.48       $ 6.49       232,290
    01/01/2012 to 12/31/2012.........    $ 6.49       $ 7.45       217,667
    01/01/2013 to 12/31/2013.........    $ 7.45       $ 9.87       162,863
    01/01/2014 to 12/31/2014.........    $ 9.87       $11.41        53,447

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $11.62       $15.07       278,771
    01/01/2006 to 12/31/2006.........    $15.07       $17.96       226,319
    01/01/2007 to 12/31/2007.........    $17.96       $23.49       230,618
    01/01/2008 to 12/31/2008.........    $23.49       $14.62       186,825
    01/01/2009 to 12/31/2009.........    $14.62       $16.68       156,252
    01/01/2010 to 12/31/2010.........    $16.68       $19.40       135,958
    01/01/2011 to 12/31/2011.........    $19.40       $19.59        76,432
    01/01/2012 to 12/31/2012.........    $19.59       $19.90        53,849
    01/01/2013 to 12/31/2013.........    $19.90       $24.38        38,076
    01/01/2014 to 12/31/2014.........    $24.38       $21.46        22,287
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 8.02       $ 7.62        36,753
    01/01/2006 to 12/31/2006.........    $ 7.62       $ 8.44       116,086
    01/01/2007 to 12/31/2007.........    $ 8.44       $ 8.53        85,082
    01/01/2008 to 12/31/2008.........    $ 8.53       $ 6.78        76,505
    01/01/2009 to 12/31/2009.........    $ 6.78       $ 7.82        74,314
    01/01/2010 to 12/31/2010.........    $ 7.82       $ 7.76        31,364
    01/01/2011 to 12/31/2011.........    $ 7.76       $ 8.90        38,921
    01/01/2012 to 12/31/2012.........    $ 8.90       $ 9.83        24,365
    01/01/2013 to 12/31/2013.........    $ 9.83       $12.78        14,760
    01/01/2014 to 12/31/2014.........    $12.78       $15.07         4,043
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $11.90       $14.84       200,314
    01/01/2006 to 12/31/2006.........    $14.84       $15.74       233,772
    01/01/2007 to 12/31/2007.........    $15.74       $19.03       203,953
    01/01/2008 to 12/31/2008.........    $19.03       $13.01       256,815
    01/01/2009 to 12/31/2009.........    $13.01       $17.39       237,439
    01/01/2010 to 12/31/2010.........    $17.39       $22.83       247,308
    01/01/2011 to 12/31/2011.........    $22.83       $18.21       173,485
    01/01/2012 to 12/31/2012.........    $18.21       $15.37       113,803
    01/01/2013 to 12/31/2013.........    $15.37       $ 9.42        59,192
    01/01/2014 to 12/31/2014.........    $ 9.42       $ 7.08        32,404
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $17.58       $18.54        31,980
    01/01/2006 to 12/31/2006.........    $18.54       $24.25        61,873
    01/01/2007 to 12/31/2007.........    $24.25       $19.25        39,817
    01/01/2008 to 12/31/2008.........    $19.25       $11.17        46,281
    01/01/2009 to 12/31/2009.........    $11.17       $14.10        52,257
    01/01/2010 to 12/31/2010.........    $14.10       $17.37        29,823
    01/01/2011 to 12/31/2011.........    $17.37       $17.96        20,201
    01/01/2012 to 12/31/2012.........    $17.96       $20.79        16,035
    01/01/2013 to 12/31/2013.........    $20.79       $20.54         8,707
    01/01/2014 to 12/31/2014.........    $20.54       $25.36         6,792
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 6.70       $ 6.09       302,979
    01/01/2006 to 12/31/2006.........    $ 6.09       $ 6.63       268,688
    01/01/2007 to 12/31/2007.........    $ 6.63       $ 6.20       268,294
    01/01/2008 to 12/31/2008.........    $ 6.20       $ 3.80       202,541
    01/01/2009 to 12/31/2009.........    $ 3.80       $ 4.96       266,088
    01/01/2010 to 12/31/2010.........    $ 4.96       $ 4.11       219,463
    01/01/2011 to 12/31/2011.........    $ 4.11       $ 2.54       212,763
    01/01/2012 to 12/31/2012.........    $ 2.54       $ 2.33        82,640
    01/01/2013 to 12/31/2013.........    $ 2.33       $ 2.68        63,720
    01/01/2014 to 12/31/2014.........    $ 2.68       $ 1.85        20,069

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SEMICONDUCTOR
    01/01/2005 to 12/31/2005.........    $ 7.23       $ 7.76        68,309
    01/01/2006 to 12/31/2006.........    $ 7.76       $ 7.12         9,658
    01/01/2007 to 12/31/2007.........    $ 7.12       $ 7.53        18,356
    01/01/2008 to 12/31/2008.........    $ 7.53       $ 3.73        21,594
    01/01/2009 to 12/31/2009.........    $ 3.73       $ 6.04        68,094
    01/01/2010 to 12/31/2010.........    $ 6.04       $ 6.71        23,685
    01/01/2011 to 12/31/2011.........    $ 6.71       $ 6.36        13,072
    01/01/2012 to 12/31/2012.........    $ 6.36       $ 6.02         4,765
    01/01/2013 to 12/31/2013.........    $ 6.02       $ 7.94         3,787
    01/01/2014 to 12/31/2014.........    $ 7.94       $10.55         3,513
 PROFUND VP SHORT MID-CAP
    01/01/2005 to 12/31/2005.........    $ 9.70       $ 8.67           975
    01/01/2006 to 12/31/2006.........    $ 8.67       $ 8.26         4,948
    01/01/2007 to 12/31/2007.........    $ 8.26       $ 7.92        17,295
    01/01/2008 to 12/31/2008.........    $ 7.92       $10.31        19,300
    01/01/2009 to 12/31/2009.........    $10.31       $ 6.58        57,877
    01/01/2010 to 12/31/2010.........    $ 6.58       $ 4.82        47,099
    01/01/2011 to 12/31/2011.........    $ 4.82       $ 4.37        43,108
    01/01/2012 to 12/31/2012.........    $ 4.37       $ 3.49        32,090
    01/01/2013 to 12/31/2013.........    $ 3.49       $ 2.49        29,274
    01/01/2014 to 12/31/2014.........    $ 2.49       $ 2.16        13,424
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.99       $ 5.97        77,758
    01/01/2006 to 12/31/2006.........    $ 5.97       $ 5.81        53,401
    01/01/2007 to 12/31/2007.........    $ 5.81       $ 5.08        37,820
    01/01/2008 to 12/31/2008.........    $ 5.08       $ 7.43        61,822
    01/01/2009 to 12/31/2009.........    $ 7.43       $ 4.35        83,247
    01/01/2010 to 12/31/2010.........    $ 4.35       $ 3.39        75,845
    01/01/2011 to 12/31/2011.........    $ 3.39       $ 2.99        92,806
    01/01/2012 to 12/31/2012.........    $ 2.99       $ 2.40        55,833
    01/01/2013 to 12/31/2013.........    $ 2.40       $ 1.67        23,914
    01/01/2014 to 12/31/2014.........    $ 1.67       $ 1.33           339
 PROFUND VP SHORT SMALL-CAP
    01/01/2005 to 12/31/2005.........    $ 9.55       $ 9.15        11,578
    01/01/2006 to 12/31/2006.........    $ 9.15       $ 7.97         6,984
    01/01/2007 to 12/31/2007.........    $ 7.97       $ 8.23        35,184
    01/01/2008 to 12/31/2008.........    $ 8.23       $10.08        25,904
    01/01/2009 to 12/31/2009.........    $10.08       $ 6.73        32,810
    01/01/2010 to 12/31/2010.........    $ 6.73       $ 4.72        38,078
    01/01/2011 to 12/31/2011.........    $ 4.72       $ 4.24        53,572
    01/01/2012 to 12/31/2012.........    $ 4.24       $ 3.39        25,569
    01/01/2013 to 12/31/2013.........    $ 3.39       $ 2.30        16,724
    01/01/2014 to 12/31/2014.........    $ 2.30       $ 2.07           375

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $12.11       $12.86       341,834
    01/01/2006 to 12/31/2006.........    $12.86       $13.79       103,542
    01/01/2007 to 12/31/2007.........    $13.79       $14.17        70,944
    01/01/2008 to 12/31/2008.........    $14.17       $ 9.23        89,300
    01/01/2009 to 12/31/2009.........    $ 9.23       $11.50        80,525
    01/01/2010 to 12/31/2010.........    $11.50       $14.28       164,711
    01/01/2011 to 12/31/2011.........    $14.28       $14.29        44,095
    01/01/2012 to 12/31/2012.........    $14.29       $15.87        27,995
    01/01/2013 to 12/31/2013.........    $15.87       $22.00        55,364
    01/01/2014 to 12/31/2014.........    $22.00       $22.20         8,956
 PROFUND VP SMALL-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.22       $11.52        53,564
    01/01/2006 to 12/31/2006.........    $11.52       $13.36       181,265
    01/01/2007 to 12/31/2007.........    $13.36       $12.24        56,109
    01/01/2008 to 12/31/2008.........    $12.24       $ 8.38        63,921
    01/01/2009 to 12/31/2009.........    $ 8.38       $ 9.96        41,964
    01/01/2010 to 12/31/2010.........    $ 9.96       $12.01        57,571
    01/01/2011 to 12/31/2011.........    $12.01       $11.37        67,448
    01/01/2012 to 12/31/2012.........    $11.37       $13.05        34,099
    01/01/2013 to 12/31/2013.........    $13.05       $17.74        40,932
    01/01/2014 to 12/31/2014.........    $17.74       $18.53         6,476
 PROFUND VP TECHNOLOGY
    01/01/2005 to 12/31/2005.........    $ 4.91       $ 4.91       109,697
    01/01/2006 to 12/31/2006.........    $ 4.91       $ 5.24        74,232
    01/01/2007 to 12/31/2007.........    $ 5.24       $ 5.92       199,048
    01/01/2008 to 12/31/2008.........    $ 5.92       $ 3.25        78,353
    01/01/2009 to 12/31/2009.........    $ 3.25       $ 5.19       138,365
    01/01/2010 to 12/31/2010.........    $ 5.19       $ 5.67       108,312
    01/01/2011 to 12/31/2011.........    $ 5.67       $ 5.53       131,824
    01/01/2012 to 12/31/2012.........    $ 5.53       $ 6.02        43,220
    01/01/2013 to 12/31/2013.........    $ 6.02       $ 7.44        29,687
    01/01/2014 to 12/31/2014.........    $ 7.44       $ 8.68        24,076
 PROFUND VP TELECOMMUNICATIONS
    01/01/2005 to 12/31/2005.........    $ 5.04       $ 4.64        45,277
    01/01/2006 to 12/31/2006.........    $ 4.64       $ 6.16       207,252
    01/01/2007 to 12/31/2007.........    $ 6.16       $ 6.59       120,262
    01/01/2008 to 12/31/2008.........    $ 6.59       $ 4.27        89,358
    01/01/2009 to 12/31/2009.........    $ 4.27       $ 4.52        80,465
    01/01/2010 to 12/31/2010.........    $ 4.52       $ 5.17        83,526
    01/01/2011 to 12/31/2011.........    $ 5.17       $ 5.20        36,580
    01/01/2012 to 12/31/2012.........    $ 5.20       $ 5.98        22,687
    01/01/2013 to 12/31/2013.........    $ 5.98       $ 6.62        13,136
    01/01/2014 to 12/31/2014.........    $ 6.62       $ 6.57         9,188

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP U.S. GOVERNMENT PLUS
    01/01/2005 to 12/31/2005.........    $11.91       $12.83        119,421
    01/01/2006 to 12/31/2006.........    $12.83       $12.09         50,469
    01/01/2007 to 12/31/2007.........    $12.09       $13.15        250,069
    01/01/2008 to 12/31/2008.........    $13.15       $19.44        169,486
    01/01/2009 to 12/31/2009.........    $19.44       $12.93         80,750
    01/01/2010 to 12/31/2010.........    $12.93       $14.06         70,483
    01/01/2011 to 12/31/2011.........    $14.06       $19.93         41,695
    01/01/2012 to 12/31/2012.........    $19.93       $19.87         22,641
    01/01/2013 to 12/31/2013.........    $19.87       $15.87          6,603
    01/01/2014 to 12/31/2014.........    $15.87       $21.38          8,857
 PROFUND VP ULTRABULL
    01/01/2005 to 12/31/2005.........    $ 8.25       $ 8.36         82,031
    01/01/2006 to 12/31/2006.........    $ 8.36       $10.16         91,153
    01/01/2007 to 12/31/2007.........    $10.16       $10.11        117,940
    01/01/2008 to 12/31/2008.........    $10.11       $ 3.26        201,842
    01/01/2009 to 12/31/2009.........    $ 3.26       $ 4.65        187,230
    01/01/2010 to 12/31/2010.........    $ 4.65       $ 5.61        134,141
    01/01/2011 to 12/31/2011.........    $ 5.61       $ 5.27         92,855
    01/01/2012 to 12/31/2012.........    $ 5.27       $ 6.71         49,626
    01/01/2013 to 12/31/2013.........    $ 6.71       $11.14         34,632
    01/01/2014 to 12/31/2014.........    $11.14       $13.56         25,593
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $12.13       $14.12        150,869
    01/01/2006 to 12/31/2006.........    $14.12       $15.42        133,297
    01/01/2007 to 12/31/2007.........    $15.42       $16.14         93,025
    01/01/2008 to 12/31/2008.........    $16.14       $ 5.18        149,958
    01/01/2009 to 12/31/2009.........    $ 5.18       $ 8.49        113,659
    01/01/2010 to 12/31/2010.........    $ 8.49       $12.54        116,062
    01/01/2011 to 12/31/2011.........    $12.54       $10.70         53,860
    01/01/2012 to 12/31/2012.........    $10.70       $13.99         45,039
    01/01/2013 to 12/31/2013.........    $13.99       $23.58         37,444
    01/01/2014 to 12/31/2014.........    $23.58       $26.85         31,570
 PROFUND VP ULTRANASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 0.87       $ 0.82      7,044,313
    01/01/2006 to 12/31/2006.........    $ 0.82       $ 0.85      6,941,343
    01/01/2007 to 12/31/2007.........    $ 0.85       $ 1.08      6,538,979
    01/01/2008 to 12/31/2008.........    $ 1.08       $ 0.29      2,231,878
    01/01/2009 to 12/31/2009.........    $ 0.29       $ 0.63      3,119,054
    01/01/2010 to 12/31/2010.........    $ 0.63       $ 0.84      2,867,144
    01/01/2011 to 12/31/2011.........    $ 0.84       $ 0.82      2,037,370
    01/01/2012 to 12/31/2012.........    $ 0.82       $ 1.09        712,083
    01/01/2013 to 12/31/2013.........    $ 1.09       $ 1.92        244,843
    01/01/2014 to 12/31/2014.........    $ 1.92       $ 2.58        152,464

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRASMALL-CAP
    01/01/2005 to 12/31/2005.........    $12.28       $12.10        52,922
    01/01/2006 to 12/31/2006.........    $12.10       $15.06        56,197
    01/01/2007 to 12/31/2007.........    $15.06       $12.91        55,859
    01/01/2008 to 12/31/2008.........    $12.91       $ 4.31       126,179
    01/01/2009 to 12/31/2009.........    $ 4.31       $ 5.97       128,561
    01/01/2010 to 12/31/2010.........    $ 5.97       $ 8.75        82,740
    01/01/2011 to 12/31/2011.........    $ 8.75       $ 7.01        71,070
    01/01/2012 to 12/31/2012.........    $ 7.01       $ 8.97        39,554
    01/01/2013 to 12/31/2013.........    $ 8.97       $16.53        33,774
    01/01/2014 to 12/31/2014.........    $16.53       $17.20        24,615
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $ 8.75       $ 9.77       213,814
    01/01/2006 to 12/31/2006.........    $ 9.77       $11.51       237,712
    01/01/2007 to 12/31/2007.........    $11.51       $13.16       338,965
    01/01/2008 to 12/31/2008.........    $13.16       $ 9.00       105,879
    01/01/2009 to 12/31/2009.........    $ 9.00       $ 9.85        95,836
    01/01/2010 to 12/31/2010.........    $ 9.85       $10.30        65,508
    01/01/2011 to 12/31/2011.........    $10.30       $11.96        79,104
    01/01/2012 to 12/31/2012.........    $11.96       $11.82        38,438
    01/01/2013 to 12/31/2013.........    $11.82       $13.23        35,829
    01/01/2014 to 12/31/2014.........    $13.23       $16.44        21,724
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.10        32,119
    01/01/2006 to 12/31/2006.........    $12.10       $14.47       100,114
    01/01/2007 to 12/31/2007.........    $14.47       $17.08       109,207
    01/01/2008 to 12/31/2008.........    $17.08       $ 8.38        53,085
    01/01/2009 to 12/31/2009.........    $ 8.38       $11.35        39,038
    01/01/2010 to 12/31/2010.........    $11.35       $12.78        37,153
    01/01/2011 to 12/31/2011.........    $12.78       $10.74        22,812
    01/01/2012 to 12/31/2012.........    $10.74       $12.98        15,184
    01/01/2013 to 12/31/2013.........    $12.98       $15.24        17,838
    01/01/2014 to 12/31/2014.........    $15.24       $14.19         9,703
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 9.98       $ 9.78             0
    01/01/2006 to 12/31/2006.........    $ 9.78       $ 8.93             0
    01/01/2007 to 12/31/2007.........    $ 8.93       $ 8.89             0
    01/01/2008 to 12/31/2008.........    $ 8.89       $12.23             0
    01/01/2009 to 12/31/2009.........    $12.23       $ 8.75             0
    01/01/2010 to 12/31/2010.........    $ 8.75       $ 7.17             0
    01/01/2011 to 12/31/2011.........    $ 7.17       $ 6.44             0
    01/01/2012 to 12/31/2012.........    $ 6.44       $ 5.28             0
    01/01/2013 to 12/31/2013.........    $ 5.28       $ 3.83             0
    01/01/2014 to 12/31/2014.........    $ 3.83       $ 3.24             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 4.20       $ 4.19        12,614
    01/01/2006 to 12/31/2006.........    $ 4.19       $ 4.38        25,862
    01/01/2007 to 12/31/2007.........    $ 4.38       $ 5.10        14,904
    01/01/2008 to 12/31/2008.........    $ 5.10       $ 2.92           211
    01/01/2009 to 12/31/2009.........    $ 2.92       $ 4.39             4
    01/01/2010 to 12/31/2010.........    $ 4.39       $ 5.13             0
    01/01/2011 to 12/31/2011.........    $ 5.13       $ 5.18             0
    01/01/2012 to 12/31/2012.........    $ 5.18       $ 5.97             0
    01/01/2013 to 12/31/2013.........    $ 5.97       $ 7.94             0
    01/01/2014 to 12/31/2014.........    $ 7.94       $ 9.21             0
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $ 6.50       $ 6.68         1,702
    01/01/2006 to 12/31/2006.........    $ 6.68       $ 7.86        10,648
    01/01/2007 to 12/31/2007.........    $ 7.86       $ 7.85         8,802
    01/01/2008 to 12/31/2008.........    $ 7.85       $ 3.53           145
    01/01/2009 to 12/31/2009.........    $ 3.53       $ 4.72             8
    01/01/2010 to 12/31/2010.........    $ 4.72       $ 5.60             0
    01/01/2011 to 12/31/2011.........    $ 5.60       $ 5.46             0
    01/01/2012 to 12/31/2012.........    $ 5.46       $ 6.59             0
    01/01/2013 to 12/31/2013.........    $ 6.59       $ 9.70             0
    01/01/2014 to 12/31/2014.........    $ 9.70       $11.36             0
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.34       $13.72        46,537
    01/01/2006 to 12/31/2006.........    $13.72       $13.94        45,207
    01/01/2007 to 12/31/2007.........    $13.94       $14.35        57,244
    01/01/2008 to 12/31/2008.........    $14.35       $10.21        32,217
    01/01/2009 to 12/31/2009.........    $10.21       $11.47        38,613
    01/01/2010 to 12/31/2010.........    $11.47       $13.51        20,090
    01/01/2011 to 12/31/2011.........    $13.51       $14.49        15,815
    01/01/2012 to 12/31/2012.........    $14.49       $15.66        15,930
    01/01/2013 to 12/31/2013.........    $15.66       $21.98        21,990
    01/01/2014 to 04/25/2014.........    $21.98       $21.72             0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.64       $15.50       732,183
    01/01/2006 to 12/31/2006.........    $15.50       $17.07       751,781
    01/01/2007 to 12/31/2007.........    $17.07       $18.45       676,438
    01/01/2008 to 12/31/2008.........    $18.45       $10.05       229,477
    01/01/2009 to 12/31/2009.........    $10.05       $11.22       142,533
    01/01/2010 to 12/31/2010.........    $11.22       $13.20       110,909
    01/01/2011 to 12/31/2011.........    $13.20       $12.81        88,019
    01/01/2012 to 12/31/2012.........    $12.81       $14.30        83,048
    01/01/2013 to 12/31/2013.........    $14.30       $19.18        47,324
    01/01/2014 to 04/25/2014.........    $19.18       $19.08             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.35       $11.81        25,001
    01/01/2006 to 12/31/2006.........    $11.81       $14.64        50,230
    01/01/2007 to 12/31/2007.........    $14.64       $14.55        42,707
    01/01/2008 to 12/31/2008.........    $14.55       $10.27        13,353
    01/01/2009 to 12/31/2009.........    $10.27       $11.56        10,232
    01/01/2010 to 12/31/2010.........    $11.56       $13.33        15,522
    01/01/2011 to 12/31/2011.........    $13.33       $14.17        12,267
    01/01/2012 to 12/31/2012.........    $14.17       $15.50        11,871
    01/01/2013 to 12/31/2013.........    $15.50       $20.03        11,910
    01/01/2014 to 04/25/2014.........    $20.03       $19.74             0
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.79       290,983
    01/01/2006 to 12/31/2006.........    $ 9.79       $11.42       415,893
    01/01/2007 to 12/31/2007.........    $11.42       $11.40       397,672
    01/01/2008 to 12/31/2008.........    $11.40       $ 6.69       263,193
    01/01/2009 to 12/31/2009.........    $ 6.69       $ 7.54       233,259
    01/01/2010 to 12/31/2010.........    $ 7.54       $ 8.68       192,557
    01/01/2011 to 12/31/2011.........    $ 8.68       $ 9.08       156,556
    01/01/2012 to 12/31/2012.........    $ 9.08       $ 9.47       120,219
    01/01/2013 to 12/31/2013.........    $ 9.47       $11.99       102,535
    01/01/2014 to 04/25/2014.........    $11.99       $12.41             0
 VALUE LINE TARGET 25 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.61       $19.64       130,528
    01/01/2006 to 12/31/2006.........    $19.64       $19.95       178,140
    01/01/2007 to 12/31/2007.........    $19.95       $23.28       204,229
    01/01/2008 to 12/31/2008.........    $23.28       $10.39       181,230
    01/01/2009 to 12/31/2009.........    $10.39       $10.99       158,950
    01/01/2010 to 12/31/2010.........    $10.99       $14.15       124,480
    01/01/2011 to 12/31/2011.........    $14.15       $10.53       101,101
    01/01/2012 to 12/31/2012.........    $10.53       $12.61        71,786
    01/01/2013 to 12/31/2013.........    $12.61       $16.37        49,260
    01/01/2014 to 04/25/2014.........    $16.37       $17.50             0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $ 9.99       $10.18         1,500
    01/01/2006 to 12/31/2006.........    $10.18       $12.27         1,357
    01/01/2007 to 12/31/2007.........    $12.27       $11.97         2,221
    01/01/2008 to 12/31/2008.........    $11.97       $ 7.68            46
    01/01/2009 to 12/31/2009.........    $ 7.68       $ 9.78            18
    01/01/2010 to 07/16/2010.........    $ 9.78       $ 9.40             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $17.32       $18.02        23,574
    01/01/2006 to 12/31/2006.........    $18.02       $21.10        23,739
    01/01/2007 to 12/31/2007.........    $21.10       $21.42        20,467
    01/01/2008 to 12/31/2008.........    $21.42       $13.44        55,757
    01/01/2009 to 12/31/2009.........    $13.44       $15.51        30,734
    01/01/2010 to 07/16/2010.........    $15.51       $14.93             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.28       $14.87       173,563
    01/01/2011 to 12/31/2011.........    $14.87       $12.81       149,767
    01/01/2012 to 12/31/2012.........    $12.81       $14.38       122,892
    01/01/2013 to 12/31/2013.........    $14.38       $17.03       100,597
    01/01/2014 to 12/31/2014.........    $17.03       $15.93        76,194
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $14.93       $17.43        37,256
    01/01/2011 to 12/31/2011.........    $17.43       $16.84        22,159
    01/01/2012 to 12/31/2012.........    $16.84       $19.87        20,199
    01/01/2013 to 12/31/2013.........    $19.87       $25.57        15,181
    01/01/2014 to 12/31/2014.........    $25.57       $27.85        15,043
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.08       $14.00       129,477
    01/01/2011 to 12/31/2011.........    $14.00       $13.08        90,859
    01/01/2012 to 12/31/2012.........    $13.08       $15.60        50,798
    01/01/2013 to 12/31/2013.........    $15.60       $21.60        38,150
    01/01/2014 to 12/31/2014.........    $21.60       $22.20        22,509
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.27       116,451
    01/01/2011 to 12/31/2011.........    $12.27       $11.59        69,975
    01/01/2012 to 12/31/2012.........    $11.59       $12.38        43,174
    01/01/2013 to 12/31/2013.........    $12.38       $18.40        36,856
    01/01/2014 to 12/31/2014.........    $18.40       $17.87        29,817

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH COMBO 5% AND GRO
                                 PLUS (1.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.58       1,803,985
   01/01/2006 to 12/31/2006...........    $10.58       $11.43       1,249,390
   01/01/2007 to 12/31/2007...........    $11.43       $11.86         932,892
   01/01/2008 to 12/31/2008...........    $11.86       $11.15         861,174
   01/01/2009 to 12/31/2009...........    $11.15       $12.85         519,456
   01/01/2010 to 12/31/2010...........    $12.85       $14.74         475,834
   01/01/2011 to 12/31/2011...........    $14.74       $14.94         811,977
   01/01/2012 to 12/31/2012...........    $14.94       $16.81         437,797
   01/01/2013 to 12/31/2013...........    $16.81       $18.23         411,871
   01/01/2014 to 12/31/2014...........    $18.23       $18.40         212,263
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02       2,665,058
   01/01/2006 to 12/31/2006...........    $10.02       $11.04      15,377,041
   01/01/2007 to 12/31/2007...........    $11.04       $11.89      16,578,959
   01/01/2008 to 12/31/2008...........    $11.89       $ 7.99      12,114,227
   01/01/2009 to 12/31/2009...........    $ 7.99       $ 9.80       8,412,160
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.82       6,859,093
   01/01/2011 to 12/31/2011...........    $10.82       $10.38       5,711,531
   01/01/2012 to 12/31/2012...........    $10.38       $11.52       4,919,010
   01/01/2013 to 12/31/2013...........    $11.52       $12.50       4,374,574
   01/01/2014 to 12/31/2014...........    $12.50       $12.79       4,483,855
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.68       2,979,748
   01/01/2007 to 12/31/2007...........    $10.68       $11.53       3,262,300
   01/01/2008 to 12/31/2008...........    $11.53       $ 7.98       2,623,801
   01/01/2009 to 12/31/2009...........    $ 7.98       $ 9.93       1,932,680
   01/01/2010 to 12/31/2010...........    $ 9.93       $11.13       1,675,735
   01/01/2011 to 12/31/2011...........    $11.13       $10.99       1,435,903
   01/01/2012 to 12/31/2012...........    $10.99       $12.32       1,418,761
   01/01/2013 to 12/31/2013...........    $12.32       $14.15       1,598,371
   01/01/2014 to 12/31/2014...........    $14.15       $14.81       2,050,271

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/02/2005...........    $ 5.01       $ 5.77               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2005 to 12/02/2005...........    $ 9.61       $10.65               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.33       $14.78      17,661,290
   01/01/2006 to 12/31/2006...........    $14.78       $17.03      13,781,721
   01/01/2007 to 12/31/2007...........    $17.03       $16.77      10,298,652
   01/01/2008 to 12/31/2008...........    $16.77       $10.79       7,608,971
   01/01/2009 to 12/31/2009...........    $10.79       $12.53       6,004,439
   01/01/2010 to 12/31/2010...........    $12.53       $14.07       4,660,547
   01/01/2011 to 12/31/2011...........    $14.07       $14.37       3,992,940
   01/01/2012 to 05/04/2012...........    $14.37       $15.62               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         574,168
   01/01/2006 to 12/31/2006...........    $10.03       $10.93       4,929,350
   01/01/2007 to 12/31/2007...........    $10.93       $11.76       7,713,892
   01/01/2008 to 12/31/2008...........    $11.76       $ 8.27       7,213,953
   01/01/2009 to 12/31/2009...........    $ 8.27       $10.05       6,105,409
   01/01/2010 to 12/31/2010...........    $10.05       $11.13       5,591,782
   01/01/2011 to 12/31/2011...........    $11.13       $10.84       4,650,465
   01/01/2012 to 12/31/2012...........    $10.84       $12.02       4,624,114
   01/01/2013 to 12/31/2013...........    $12.02       $13.94       4,676,417
   01/01/2014 to 12/31/2014...........    $13.94       $14.65       4,804,832
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.18           1,406
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.13           2,274
   01/01/2013 to 12/31/2013...........    $10.13       $11.07           9,626
   01/01/2014 to 12/31/2014...........    $11.07       $11.45          22,747
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.52             227
   01/01/2014 to 12/31/2014...........    $10.52       $10.74          15,747
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.42               0
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.27               0
   01/01/2011 to 12/31/2011...........    $10.27       $11.10               0
   01/01/2012 to 12/31/2012...........    $11.10       $11.40               0
   01/01/2013 to 12/31/2013...........    $11.40       $11.16               0
   01/01/2014 to 12/31/2014...........    $11.16       $11.06               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.82               0
   01/01/2010 to 12/31/2010...........    $ 8.82       $ 9.73               0
   01/01/2011 to 12/31/2011...........    $ 9.73       $11.39               0
   01/01/2012 to 12/31/2012...........    $11.39       $11.94               0
   01/01/2013 to 12/31/2013...........    $11.94       $11.00               0
   01/01/2014 to 12/31/2014...........    $11.00       $11.52               0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30               0
   01/01/2010 to 12/31/2010...........    $10.30       $11.55             661
   01/01/2011 to 12/31/2011...........    $11.55       $10.72           1,428
   01/01/2012 to 12/31/2012...........    $10.72       $11.97           7,524
   01/01/2013 to 12/31/2013...........    $11.97       $15.51           8,149
   01/01/2014 to 12/31/2014...........    $15.51       $16.87           8,963
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       2,913,772
   01/01/2006 to 12/31/2006...........    $10.01       $11.22      12,667,838
   01/01/2007 to 12/31/2007...........    $11.22       $12.14      12,424,089
   01/01/2008 to 12/31/2008...........    $12.14       $ 7.79       9,050,627
   01/01/2009 to 12/31/2009...........    $ 7.79       $ 9.62       7,140,551
   01/01/2010 to 12/31/2010...........    $ 9.62       $10.76       5,658,094
   01/01/2011 to 12/31/2011...........    $10.76       $10.35       4,500,509
   01/01/2012 to 12/31/2012...........    $10.35       $11.60       3,975,636
   01/01/2013 to 12/31/2013...........    $11.60       $14.04       4,084,010
   01/01/2014 to 12/31/2014...........    $14.04       $14.81       5,123,719
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.69               0
   01/01/2014 to 12/31/2014...........    $11.69       $13.09               0
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $19.66       $22.26       9,544,233
   01/01/2006 to 12/31/2006...........    $22.26       $30.01       8,024,125
   01/01/2007 to 12/31/2007...........    $30.01       $23.69       4,786,597
   01/01/2008 to 12/31/2008...........    $23.69       $15.17       3,322,496
   01/01/2009 to 12/31/2009...........    $15.17       $19.73       2,536,513
   01/01/2010 to 12/31/2010...........    $19.73       $25.04       2,054,835
   01/01/2011 to 12/31/2011...........    $25.04       $26.31       1,636,127
   01/01/2012 to 12/31/2012...........    $26.31       $29.93       1,447,772
   01/01/2013 to 12/31/2013...........    $29.93       $30.43       1,232,613
   01/01/2014 to 12/31/2014...........    $30.43       $39.28       1,115,800
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.07       $13.05       2,832,722
   01/01/2006 to 12/31/2006...........    $13.05       $15.43       2,366,568
   01/01/2007 to 12/31/2007...........    $15.43       $12.51       1,527,901
   01/01/2008 to 07/18/2008...........    $12.51       $11.48               0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.71           1,397
   01/01/2014 to 12/31/2014...........    $ 9.71       $10.06          12,631

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.60      1,813,065
   01/01/2007 to 12/31/2007...........    $10.60       $11.35      2,991,098
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.33      2,139,196
   01/01/2009 to 12/31/2009...........    $ 7.33       $ 8.95      1,998,747
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.09      1,518,117
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.80      1,238,744
   01/01/2012 to 12/31/2012...........    $ 9.80       $10.69      1,185,031
   01/01/2013 to 12/31/2013...........    $10.69       $12.10      1,160,646
   01/01/2014 to 12/31/2014...........    $12.10       $12.31      1,332,058
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00         13,357
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.18        220,768
   01/01/2009 to 12/31/2009...........    $ 7.18       $ 8.58        338,696
   01/01/2010 to 12/31/2010...........    $ 8.58       $ 9.59        286,142
   01/01/2011 to 12/31/2011...........    $ 9.59       $ 9.22        273,057
   01/01/2012 to 12/31/2012...........    $ 9.22       $10.33        295,842
   01/01/2013 to 12/31/2013...........    $10.33       $12.15        398,771
   01/01/2014 to 12/31/2014...........    $12.15       $12.66        473,666
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.48          3,034
   01/01/2009 to 11/13/2009...........    $ 7.48       $ 8.39              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.77        644,075
   01/01/2013 to 12/31/2013...........    $10.77       $13.21        616,264
   01/01/2014 to 12/31/2014...........    $13.21       $13.44        524,813
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.84            411
   01/01/2014 to 12/31/2014...........    $10.84       $10.96         15,689
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.12          2,672
   01/01/2009 to 12/31/2009...........    $ 6.12       $ 8.15            870
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.66            613
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.05          1,153
   01/01/2012 to 12/31/2012...........    $ 9.05       $11.31          4,307
   01/01/2013 to 12/31/2013...........    $11.31       $11.64          4,634
   01/01/2014 to 12/31/2014...........    $11.64       $13.07          9,529

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $24.21       $24.66      26,395,869
   01/01/2006 to 12/31/2006...........    $24.66       $26.75      20,053,316
   01/01/2007 to 12/31/2007...........    $26.75       $30.06      15,223,886
   01/01/2008 to 12/31/2008...........    $30.06       $17.70      11,936,625
   01/01/2009 to 12/31/2009...........    $17.70       $26.08       9,793,858
   01/01/2010 to 12/31/2010...........    $26.08       $28.36       7,955,865
   01/01/2011 to 12/31/2011...........    $28.36       $26.86       6,567,245
   01/01/2012 to 12/31/2012...........    $26.86       $31.71       5,562,727
   01/01/2013 to 12/31/2013...........    $31.71       $40.57       4,786,108
   01/01/2014 to 02/07/2014...........    $40.57       $39.92               0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $30.46       $31.47      31,437,386
   01/01/2006 to 12/31/2006...........    $31.47       $36.39      22,579,594
   01/01/2007 to 12/31/2007...........    $36.39       $37.71      16,599,454
   01/01/2008 to 12/31/2008...........    $37.71       $22.06      12,134,923
   01/01/2009 to 12/31/2009...........    $22.06       $25.92       9,504,835
   01/01/2010 to 12/31/2010...........    $25.92       $28.85       7,333,264
   01/01/2011 to 12/31/2011...........    $28.85       $26.88       5,879,232
   01/01/2012 to 12/31/2012...........    $26.88       $31.71       4,811,343
   01/01/2013 to 12/31/2013...........    $31.71       $41.76       4,091,526
   01/01/2014 to 12/31/2014...........    $41.76       $46.58       3,561,789
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 4.13       $ 4.27      21,879,308
   01/01/2006 to 12/31/2006...........    $ 4.27       $ 4.47      15,220,023
   01/01/2007 to 12/31/2007...........    $ 4.47       $ 5.26      12,013,797
   01/01/2008 to 12/31/2008...........    $ 5.26       $ 3.07       9,409,948
   01/01/2009 to 12/31/2009...........    $ 3.07       $ 4.76       8,121,170
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 5.62       6,101,814
   01/01/2011 to 12/31/2011...........    $ 5.62       $ 5.38       4,535,367
   01/01/2012 to 12/31/2012...........    $ 5.38       $ 6.34       3,777,430
   01/01/2013 to 12/31/2013...........    $ 6.34       $ 8.27       3,161,832
   01/01/2014 to 12/31/2014...........    $ 8.27       $ 9.09       2,703,265
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17           8,576
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.60         233,643
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.25         933,725
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.18         937,483
   01/01/2011 to 12/31/2011...........    $10.18       $ 9.98         864,621
   01/01/2012 to 12/31/2012...........    $ 9.98       $10.84         904,960
   01/01/2013 to 12/31/2013...........    $10.84       $11.74         789,219
   01/01/2014 to 12/31/2014...........    $11.74       $12.04         693,533

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $22.62       $23.41       9,013,641
    01/01/2006 to 12/31/2006.........    $23.41       $27.07       6,709,563
    01/01/2007 to 12/31/2007.........    $27.07       $25.32       4,753,468
    01/01/2008 to 12/31/2008.........    $25.32       $18.31       3,516,151
    01/01/2009 to 12/31/2009.........    $18.31       $22.91       2,739,839
    01/01/2010 to 12/31/2010.........    $22.91       $28.63       2,139,113
    01/01/2011 to 12/31/2011.........    $28.63       $28.60       1,706,410
    01/01/2012 to 12/31/2012.........    $28.60       $32.62       1,431,288
    01/01/2013 to 12/31/2013.........    $32.62       $44.65       1,250,722
    01/01/2014 to 12/31/2014.........    $44.65       $47.19       1,086,290
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.11       $11.98       6,487,550
    01/01/2006 to 12/31/2006.........    $11.98       $14.38       9,311,687
    01/01/2007 to 12/31/2007.........    $14.38       $14.34       6,713,543
    01/01/2008 to 12/31/2008.........    $14.34       $ 8.87       4,556,147
    01/01/2009 to 12/31/2009.........    $ 8.87       $10.34       3,247,472
    01/01/2010 to 12/31/2010.........    $10.34       $11.46       2,336,317
    01/01/2011 to 12/31/2011.........    $11.46       $11.25       1,901,525
    01/01/2012 to 12/31/2012.........    $11.25       $12.58       1,508,096
    01/01/2013 to 12/31/2013.........    $12.58       $16.69       1,230,011
    01/01/2014 to 12/31/2014.........    $16.69       $16.72       1,014,655
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.37       $16.32      20,139,821
    01/01/2006 to 12/31/2006.........    $16.32       $17.76      15,019,438
    01/01/2007 to 12/31/2007.........    $17.76       $17.95      10,124,618
    01/01/2008 to 12/31/2008.........    $17.95       $13.17       7,503,093
    01/01/2009 to 12/31/2009.........    $13.17       $17.61       7,533,659
    01/01/2010 to 12/31/2010.........    $17.61       $19.71       6,013,578
    01/01/2011 to 12/31/2011.........    $19.71       $20.05       4,860,005
    01/01/2012 to 12/31/2012.........    $20.05       $22.51       4,606,006
    01/01/2013 to 12/31/2013.........    $22.51       $23.79       3,969,184
    01/01/2014 to 12/31/2014.........    $23.79       $24.05       2,555,840
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.69       $18.04      37,038,140
    01/01/2006 to 12/31/2006.........    $18.04       $21.51      28,287,747
    01/01/2007 to 12/31/2007.........    $21.51       $25.25      20,533,823
    01/01/2008 to 12/31/2008.........    $25.25       $12.39      15,378,715
    01/01/2009 to 12/31/2009.........    $12.39       $16.53      12,029,702
    01/01/2010 to 12/31/2010.........    $16.53       $18.66       9,350,779
    01/01/2011 to 12/31/2011.........    $18.66       $16.02       7,616,795
    01/01/2012 to 12/31/2012.........    $16.02       $19.02       6,293,086
    01/01/2013 to 12/31/2013.........    $19.02       $22.32       5,340,846
    01/01/2014 to 12/31/2014.........    $22.32       $20.79       4,821,411
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.89       $15.57       7,030,417
    01/01/2006 to 12/31/2006.........    $15.57       $19.57       6,836,789
    01/01/2007 to 12/31/2007.........    $19.57       $22.73       6,106,551
    01/01/2008 to 12/31/2008.........    $22.73       $12.55       4,054,998
    01/01/2009 to 12/31/2009.........    $12.55       $16.15       3,231,676
    01/01/2010 to 12/31/2010.........    $16.15       $17.68       2,556,374
    01/01/2011 to 12/31/2011.........    $17.68       $15.25       2,148,928
    01/01/2012 to 12/31/2012.........    $15.25       $17.54       1,527,083
    01/01/2013 to 12/31/2013.........    $17.54       $20.66       1,321,160
    01/01/2014 to 12/31/2014.........    $20.66       $19.01       1,138,759

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/01/2009 to 12/31/2009.........    $10.93       $12.00              0
    01/01/2010 to 12/31/2010.........    $12.00       $13.11              0
    01/01/2011 to 12/31/2011.........    $13.11       $14.53          3,256
    01/01/2012 to 12/31/2012.........    $14.53       $15.68             39
    01/01/2013 to 12/31/2013.........    $15.68       $14.97              0
    01/01/2014 to 12/31/2014.........    $14.97       $15.75              0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.19         52,352
    01/01/2008 to 12/31/2008.........    $10.19       $ 6.96        106,334
    01/01/2009 to 12/31/2009.........    $ 6.96       $ 8.70        330,295
    01/01/2010 to 12/31/2010.........    $ 8.70       $ 9.76        409,522
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.57        437,253
    01/01/2012 to 12/31/2012.........    $ 9.57       $10.72        411,264
    01/01/2013 to 12/31/2013.........    $10.72       $12.29        374,150
    01/01/2014 to 12/31/2014.........    $12.29       $12.89        536,073
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $29.04       $31.79      8,194,484
    01/01/2006 to 12/31/2006.........    $31.79       $38.49      6,847,461
    01/01/2007 to 12/31/2007.........    $38.49       $41.54      5,243,629
    01/01/2008 to 12/31/2008.........    $41.54       $24.01      3,716,140
    01/01/2009 to 12/31/2009.........    $24.01       $32.16      3,101,048
    01/01/2010 to 12/31/2010.........    $32.16       $33.99      2,383,365
    01/01/2011 to 12/31/2011.........    $33.99       $30.45      1,957,140
    01/01/2012 to 12/31/2012.........    $30.45       $36.60      1,679,191
    01/01/2013 to 12/31/2013.........    $36.60       $41.63      1,487,091
    01/01/2014 to 12/31/2014.........    $41.63       $38.43      1,330,411
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $18.72       $19.73      8,516,055
    01/01/2006 to 12/31/2006.........    $19.73       $21.63      6,637,956
    01/01/2007 to 12/31/2007.........    $21.63       $21.74      5,343,871
    01/01/2008 to 12/31/2008.........    $21.74       $17.66      4,924,248
    01/01/2009 to 12/31/2009.........    $17.66       $21.24      3,931,329
    01/01/2010 to 12/31/2010.........    $21.24       $22.48      3,035,081
    01/01/2011 to 12/31/2011.........    $22.48       $22.22      2,464,540
    01/01/2012 to 12/31/2012.........    $22.22       $24.25      2,113,388
    01/01/2013 to 12/31/2013.........    $24.25       $26.55      1,842,468
    01/01/2014 to 12/31/2014.........    $26.55       $27.61      1,643,068
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.29              0
    01/01/2010 to 12/31/2010.........    $10.29       $11.30              0
    01/01/2011 to 12/31/2011.........    $11.30       $11.21          5,109
    01/01/2012 to 12/31/2012.........    $11.21       $12.74          4,872
    01/01/2013 to 12/31/2013.........    $12.74       $17.14         11,180
    01/01/2014 to 12/31/2014.........    $17.14       $18.51         10,771

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $21.73       $22.81      20,821,966
    01/01/2006 to 12/31/2006.........    $22.81       $26.64      15,435,088
    01/01/2007 to 12/31/2007.........    $26.64       $25.48      11,112,691
    01/01/2008 to 12/31/2008.........    $25.48       $14.70       7,901,436
    01/01/2009 to 12/31/2009.........    $14.70       $17.31       6,166,484
    01/01/2010 to 12/31/2010.........    $17.31       $19.31       4,821,463
    01/01/2011 to 12/31/2011.........    $19.31       $18.25       3,892,159
    01/01/2012 to 12/31/2012.........    $18.25       $21.03       3,307,201
    01/01/2013 to 12/31/2013.........    $21.03       $29.00       2,912,200
    01/01/2014 to 12/31/2014.........    $29.00       $32.53       2,587,068
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.95       $17.86      59,386,358
    01/01/2006 to 12/31/2006.........    $17.86       $18.88      44,046,564
    01/01/2007 to 12/31/2007.........    $18.88       $21.40      32,924,267
    01/01/2008 to 12/31/2008.........    $21.40       $11.89      23,595,291
    01/01/2009 to 12/31/2009.........    $11.89       $15.21      17,981,040
    01/01/2010 to 12/31/2010.........    $15.21       $17.96      13,671,294
    01/01/2011 to 12/31/2011.........    $17.96       $17.55      10,865,925
    01/01/2012 to 12/31/2012.........    $17.55       $19.42       9,007,613
    01/01/2013 to 12/31/2013.........    $19.42       $26.16       7,501,705
    01/01/2014 to 12/31/2014.........    $26.16       $28.53      12,766,161
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.63       $12.59      11,723,913
    01/01/2006 to 12/31/2006.........    $12.59       $13.63       9,784,093
    01/01/2007 to 12/31/2007.........    $13.63       $14.26       6,998,946
    01/01/2008 to 12/31/2008.........    $14.26       $10.79       6,398,029
    01/01/2009 to 12/31/2009.........    $10.79       $14.32       5,607,447
    01/01/2010 to 12/31/2010.........    $14.32       $16.02       3,642,141
    01/01/2011 to 12/31/2011.........    $16.02       $17.40       2,887,261
    01/01/2012 to 12/31/2012.........    $17.40       $18.17       2,430,574
    01/01/2013 to 12/31/2013.........    $18.17       $17.56       1,960,940
    01/01/2014 to 12/31/2014.........    $17.56       $18.42       1,903,771
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.32       $12.01       6,349,802
    01/01/2006 to 12/31/2006.........    $12.01       $14.72       6,846,725
    01/01/2007 to 12/31/2007.........    $14.72       $15.88       4,592,105
    01/01/2008 to 12/31/2008.........    $15.88       $10.33       3,014,319
    01/01/2009 to 12/31/2009.........    $10.33       $13.40       2,460,934
    01/01/2010 to 12/31/2010.........    $13.40       $14.80       1,882,386
    01/01/2011 to 12/31/2011.........    $14.80       $14.14       1,567,778
    01/01/2012 to 12/31/2012.........    $14.14       $17.16       1,345,547
    01/01/2013 to 12/31/2013.........    $17.16       $21.59       1,264,615
    01/01/2014 to 12/31/2014.........    $21.59       $22.06       1,103,149

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 7.51       $ 7.87      43,915,960
    01/01/2006 to 12/31/2006.........    $ 7.87       $ 8.51      32,468,513
    01/01/2007 to 12/31/2007.........    $ 8.51       $ 9.66      24,531,391
    01/01/2008 to 12/31/2008.........    $ 9.66       $ 6.07      19,334,321
    01/01/2009 to 12/31/2009.........    $ 6.07       $ 7.44      15,520,099
    01/01/2010 to 12/31/2010.........    $ 7.44       $ 8.27      12,292,529
    01/01/2011 to 12/31/2011.........    $ 8.27       $ 8.11      10,114,014
    01/01/2012 to 12/31/2012.........    $ 8.11       $ 9.36       8,473,688
    01/01/2013 to 12/31/2013.........    $ 9.36       $12.61       7,258,837
    01/01/2014 to 12/31/2014.........    $12.61       $13.52       6,366,054
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.21               0
    01/01/2013 to 12/31/2013.........    $10.21       $13.54               0
    01/01/2014 to 12/31/2014.........    $13.54       $14.71               0
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.56       $12.01       8,092,611
    01/01/2006 to 12/31/2006.........    $12.01       $13.53       6,002,578
    01/01/2007 to 12/31/2007.........    $13.53       $13.71       3,968,229
    01/01/2008 to 12/31/2008.........    $13.71       $ 8.36       2,639,180
    01/01/2009 to 12/31/2009.........    $ 8.36       $11.45       2,070,962
    01/01/2010 to 12/31/2010.........    $11.45       $13.96       1,567,706
    01/01/2011 to 12/31/2011.........    $13.96       $13.29       1,252,740
    01/01/2012 to 12/31/2012.........    $13.29       $15.52       1,045,623
    01/01/2013 to 12/31/2013.........    $15.52       $20.26         866,148
    01/01/2014 to 12/31/2014.........    $20.26       $22.97         826,133
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.05       $13.22      59,837,530
    01/01/2006 to 12/31/2006.........    $13.22       $13.63      50,710,337
    01/01/2007 to 12/31/2007.........    $13.63       $14.10      52,212,928
    01/01/2008 to 12/31/2008.........    $14.10       $14.25      57,864,919
    01/01/2009 to 12/31/2009.........    $14.25       $14.09      34,323,383
    01/01/2010 to 12/31/2010.........    $14.09       $13.89      24,767,851
    01/01/2011 to 12/31/2011.........    $13.89       $13.70      21,146,279
    01/01/2012 to 12/31/2012.........    $13.70       $13.51      17,079,423
    01/01/2013 to 12/31/2013.........    $13.51       $13.32      13,291,565
    01/01/2014 to 12/31/2014.........    $13.32       $13.13      13,654,097
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $28.95       $31.99      24,184,320
    01/01/2006 to 12/31/2006.........    $31.99       $34.93      17,528,205
    01/01/2007 to 12/31/2007.........    $34.93       $35.53      12,804,521
    01/01/2008 to 12/31/2008.........    $35.53       $20.23       9,025,522
    01/01/2009 to 12/31/2009.........    $20.23       $28.05       7,001,733
    01/01/2010 to 12/31/2010.........    $28.05       $34.14       5,420,696
    01/01/2011 to 12/31/2011.........    $34.14       $32.83       4,323,383
    01/01/2012 to 12/31/2012.........    $32.83       $37.91       3,538,167
    01/01/2013 to 12/31/2013.........    $37.91       $53.08       3,045,986
    01/01/2014 to 12/31/2014.........    $53.08       $59.80       2,639,121

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08               0
    01/01/2012 to 12/31/2012.........    $10.08       $10.42               0
    01/01/2013 to 12/31/2013.........    $10.42       $ 9.98               0
    01/01/2014 to 12/31/2014.........    $ 9.98       $10.35               0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $18.94       $21.19      23,467,625
    01/01/2006 to 12/31/2006.........    $21.19       $23.84      18,011,165
    01/01/2007 to 12/31/2007.........    $23.84       $28.72      14,075,022
    01/01/2008 to 12/31/2008.........    $28.72       $16.09      10,066,875
    01/01/2009 to 12/31/2009.........    $16.09       $20.59       8,075,857
    01/01/2010 to 12/31/2010.........    $20.59       $26.12       6,544,893
    01/01/2011 to 12/31/2011.........    $26.12       $26.19       5,249,931
    01/01/2012 to 12/31/2012.........    $26.19       $29.02       4,393,380
    01/01/2013 to 12/31/2013.........    $29.02       $37.95       3,738,653
    01/01/2014 to 12/31/2014.........    $37.95       $40.39       3,194,846
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.63       $ 9.53      21,497,192
    01/01/2006 to 12/31/2006.........    $ 9.53       $10.12      16,009,653
    01/01/2007 to 12/31/2007.........    $10.12       $11.85      12,227,188
    01/01/2008 to 12/31/2008.........    $11.85       $ 6.71       9,383,710
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 8.11       7,861,269
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 9.62       6,432,003
    01/01/2011 to 04/29/2011.........    $ 9.62       $10.80               0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.34       4,901,121
    01/01/2013 to 12/31/2013.........    $10.34       $12.13       4,080,500
    01/01/2014 to 12/31/2014.........    $12.13       $12.57       3,469,189
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.58               0
    01/01/2009 to 12/31/2009.........    $ 5.58       $ 9.16           3,116
    01/01/2010 to 12/31/2010.........    $ 9.16       $11.05          19,317
    01/01/2011 to 12/31/2011.........    $11.05       $ 8.68           8,071
    01/01/2012 to 12/31/2012.........    $ 8.68       $10.10           7,479
    01/01/2013 to 12/31/2013.........    $10.10       $ 9.98          16,110
    01/01/2014 to 12/31/2014.........    $ 9.98       $ 9.38          16,733

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.61       $14.64      37,712,356
    01/01/2006 to 12/31/2006.........    $14.64       $14.99      27,916,627
    01/01/2007 to 12/31/2007.........    $14.99       $15.78      20,283,687
    01/01/2008 to 12/31/2008.........    $15.78       $15.73      15,096,348
    01/01/2009 to 12/31/2009.........    $15.73       $17.10      13,071,883
    01/01/2010 to 12/31/2010.........    $17.10       $17.52      10,893,336
    01/01/2011 to 12/31/2011.........    $17.52       $17.66       8,916,345
    01/01/2012 to 12/31/2012.........    $17.66       $18.23       7,531,093
    01/01/2013 to 12/31/2013.........    $18.23       $17.59       6,726,178
    01/01/2014 to 12/31/2014.........    $17.59       $17.32       5,672,418
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.89       $18.08      50,585,338
    01/01/2006 to 12/31/2006.........    $18.08       $18.50      39,460,333
    01/01/2007 to 12/31/2007.........    $18.50       $19.75      30,998,663
    01/01/2008 to 12/31/2008.........    $19.75       $19.04      24,173,745
    01/01/2009 to 12/31/2009.........    $19.04       $21.87      20,632,079
    01/01/2010 to 12/31/2010.........    $21.87       $23.23      16,943,180
    01/01/2011 to 12/31/2011.........    $23.23       $23.63      13,842,732
    01/01/2012 to 12/31/2012.........    $23.63       $25.47      12,338,264
    01/01/2013 to 12/31/2013.........    $25.47       $24.66       9,995,014
    01/01/2014 to 12/31/2014.........    $24.66       $25.34       8,475,614
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.04         102,515
    01/01/2006 to 12/31/2006.........    $10.04       $10.69       1,683,938
    01/01/2007 to 12/31/2007.........    $10.69       $11.46       3,745,244
    01/01/2008 to 12/31/2008.........    $11.46       $ 9.09       5,659,564
    01/01/2009 to 12/31/2009.........    $ 9.09       $10.76       5,607,892
    01/01/2010 to 12/31/2010.........    $10.76       $11.73       5,322,609
    01/01/2011 to 12/31/2011.........    $11.73       $11.69       5,359,826
    01/01/2012 to 12/31/2012.........    $11.69       $12.72       5,429,828
    01/01/2013 to 12/31/2013.........    $12.72       $13.69       4,824,905
    01/01/2014 to 12/31/2014.........    $13.69       $14.28       4,770,903
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08               0
    01/01/2012 to 12/31/2012.........    $10.08       $10.64               0
    01/01/2013 to 12/31/2013.........    $10.64       $10.25               0
    01/01/2014 to 12/31/2014.........    $10.25       $10.72               0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.50       1,615,754
    01/01/2007 to 12/31/2007.........    $10.50       $11.54       2,287,035
    01/01/2008 to 12/31/2008.........    $11.54       $ 6.74       1,810,519
    01/01/2009 to 12/31/2009.........    $ 6.74       $ 8.38       1,360,956
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 9.83       1,121,959
    01/01/2011 to 12/31/2011.........    $ 9.83       $ 9.09         986,838
    01/01/2012 to 12/31/2012.........    $ 9.09       $10.12       1,006,570
    01/01/2013 to 12/31/2013.........    $10.12       $11.68         908,794
    01/01/2014 to 12/31/2014.........    $11.68       $12.58       1,537,876

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.81       $13.08      23,719,674
    01/01/2006 to 12/31/2006.........    $13.08       $14.52      17,075,866
    01/01/2007 to 12/31/2007.........    $14.52       $14.61      12,257,499
    01/01/2008 to 12/31/2008.........    $14.61       $ 8.83       8,165,093
    01/01/2009 to 12/31/2009.........    $ 8.83       $10.61       6,196,983
    01/01/2010 to 12/31/2010.........    $10.61       $12.03       4,770,751
    01/01/2011 to 12/31/2011.........    $12.03       $12.27       3,959,676
    01/01/2012 to 12/31/2012.........    $12.27       $14.38       3,213,985
    01/01/2013 to 12/31/2013.........    $14.38       $18.77       2,695,646
    01/01/2014 to 12/31/2014.........    $18.77       $21.70       2,432,339
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.92               0
    01/01/2012 to 12/31/2012.........    $ 8.92       $ 9.95               0
    01/01/2013 to 12/31/2013.........    $ 9.95       $12.00          17,447
    01/01/2014 to 12/31/2014.........    $12.00       $12.61          16,537
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.04          44,706
    01/01/2008 to 12/31/2008.........    $10.04       $ 7.17         703,041
    01/01/2009 to 12/31/2009.........    $ 7.17       $ 8.73       1,086,235
    01/01/2010 to 12/31/2010.........    $ 8.73       $ 9.63       1,076,591
    01/01/2011 to 12/31/2011.........    $ 9.63       $ 9.32       1,088,402
    01/01/2012 to 12/31/2012.........    $ 9.32       $10.14       1,208,847
    01/01/2013 to 12/31/2013.........    $10.14       $11.24       1,075,643
    01/01/2014 to 12/31/2014.........    $11.24       $11.65       1,047,164
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.51         148,426
    01/01/2008 to 12/31/2008.........    $11.51       $ 7.35         188,488
    01/01/2009 to 12/31/2009.........    $ 7.35       $ 9.20         280,987
    01/01/2010 to 12/31/2010.........    $ 9.20       $10.37         303,595
    01/01/2011 to 12/31/2011.........    $10.37       $ 9.98         291,692
    01/01/2012 to 12/31/2012.........    $ 9.98       $11.40         287,577
    01/01/2013 to 12/31/2013.........    $11.40       $13.28         509,331
    01/01/2014 to 12/31/2014.........    $13.28       $13.80         512,576
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.13       $15.61       8,681,065
    01/01/2006 to 12/31/2006.........    $15.61       $16.87       6,112,821
    01/01/2007 to 12/31/2007.........    $16.87       $18.12       4,618,102
    01/01/2008 to 12/31/2008.........    $18.12       $12.47       3,301,196
    01/01/2009 to 12/31/2009.........    $12.47       $15.67       2,909,983
    01/01/2010 to 12/31/2010.........    $15.67       $17.28       2,328,603
    01/01/2011 to 12/31/2011.........    $17.28       $16.46       2,001,597
    01/01/2012 to 12/31/2012.........    $16.46       $18.04       1,701,703
    01/01/2013 to 12/31/2013.........    $18.04       $20.34       1,487,523
    01/01/2014 to 12/31/2014.........    $20.34       $20.67       1,315,454

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.06       $10.85       9,559,347
    01/01/2006 to 12/31/2006.........    $10.85       $12.08       7,637,526
    01/01/2007 to 12/31/2007.........    $12.08       $13.25       5,801,105
    01/01/2008 to 12/31/2008.........    $13.25       $ 7.30       4,055,466
    01/01/2009 to 12/31/2009.........    $ 7.30       $ 9.55       2,973,182
    01/01/2010 to 12/31/2010.........    $ 9.55       $12.48       2,233,337
    01/01/2011 to 12/31/2011.........    $12.48       $10.70       6,022,637
    01/01/2012 to 12/31/2012.........    $10.70       $12.66       4,924,697
    01/01/2013 to 12/31/2013.........    $12.66       $17.58       4,045,290
    01/01/2014 to 12/31/2014.........    $17.58       $18.19       3,549,857
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.86       $16.87       7,601,230
    01/01/2006 to 12/31/2006.........    $16.87       $18.73       5,567,399
    01/01/2007 to 12/31/2007.........    $18.73       $19.79       4,154,689
    01/01/2008 to 12/31/2008.........    $19.79       $12.68       3,286,399
    01/01/2009 to 12/31/2009.........    $12.68       $16.74       2,693,794
    01/01/2010 to 12/31/2010.........    $16.74       $22.52       2,310,461
    01/01/2011 to 12/31/2011.........    $22.52       $21.99       1,837,485
    01/01/2012 to 12/31/2012.........    $21.99       $24.32       1,542,659
    01/01/2013 to 12/31/2013.........    $24.32       $32.42       1,330,742
    01/01/2014 to 12/31/2014.........    $32.42       $33.18       1,114,092
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.34       $20.34      19,415,134
    01/01/2006 to 12/31/2006.........    $20.34       $24.07      14,301,429
    01/01/2007 to 12/31/2007.........    $24.07       $22.40      10,352,539
    01/01/2008 to 12/31/2008.........    $22.40       $15.52       7,561,059
    01/01/2009 to 12/31/2009.........    $15.52       $19.44       5,742,455
    01/01/2010 to 12/31/2010.........    $19.44       $24.15       4,383,068
    01/01/2011 to 12/31/2011.........    $24.15       $22.39       3,448,221
    01/01/2012 to 12/31/2012.........    $22.39       $26.08       2,840,903
    01/01/2013 to 12/31/2013.........    $26.08       $35.34       2,399,560
    01/01/2014 to 12/31/2014.........    $35.34       $36.68       2,110,720
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $21.61       $22.31      12,893,133
    01/01/2006 to 12/31/2006.........    $22.31       $24.75      10,674,619
    01/01/2007 to 12/31/2007.........    $24.75       $25.94       8,736,406
    01/01/2008 to 12/31/2008.........    $25.94       $18.94       6,383,908
    01/01/2009 to 12/31/2009.........    $18.94       $23.19       5,164,275
    01/01/2010 to 12/31/2010.........    $23.19       $25.50       4,310,936
    01/01/2011 to 12/31/2011.........    $25.50       $25.64       3,582,585
    01/01/2012 to 12/31/2012.........    $25.64       $28.69       3,198,085
    01/01/2013 to 12/31/2013.........    $28.69       $33.05       3,045,131
    01/01/2014 to 12/31/2014.........    $33.05       $34.51       3,033,107

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.21       $12.70       8,709,117
    01/01/2006 to 12/31/2006.........    $12.70       $15.20       8,113,851
    01/01/2007 to 12/31/2007.........    $15.20       $14.45       5,415,506
    01/01/2008 to 12/31/2008.........    $14.45       $ 8.28       3,533,290
    01/01/2009 to 12/31/2009.........    $ 8.28       $10.11       2,626,014
    01/01/2010 to 12/31/2010.........    $10.11       $11.29       1,846,042
    01/01/2011 to 12/31/2011.........    $11.29       $10.95       1,500,093
    01/01/2012 to 12/31/2012.........    $10.95       $12.65       1,579,345
    01/01/2013 to 12/31/2013.........    $12.65       $16.18       1,587,391
    01/01/2014 to 12/31/2014.........    $16.18       $17.15       1,448,412
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.65       $14.52      10,639,898
    01/01/2006 to 12/31/2006.........    $14.52       $15.12       8,252,413
    01/01/2007 to 12/31/2007.........    $15.12       $16.14       6,732,243
    01/01/2008 to 12/31/2008.........    $16.14       $ 9.46       5,011,268
    01/01/2009 to 12/31/2009.........    $ 9.46       $14.30       4,583,268
    01/01/2010 to 12/31/2010.........    $14.30       $16.33       3,544,993
    01/01/2011 to 12/31/2011.........    $16.33       $15.83       2,925,246
    01/01/2012 to 12/31/2012.........    $15.83       $18.35       2,586,707
    01/01/2013 to 12/31/2013.........    $18.35       $26.06       2,374,109
    01/01/2014 to 12/31/2014.........    $26.06       $27.84       2,117,503
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $31.27       $40.52       5,095,268
    01/01/2006 to 12/31/2006.........    $40.52       $46.29       4,047,502
    01/01/2007 to 12/31/2007.........    $46.29       $64.12       3,338,402
    01/01/2008 to 12/31/2008.........    $64.12       $31.62       2,168,422
    01/01/2009 to 12/31/2009.........    $31.62       $46.57       1,876,656
    01/01/2010 to 12/31/2010.........    $46.57       $55.30       1,447,315
    01/01/2011 to 12/31/2011.........    $55.30       $46.40       1,197,760
    01/01/2012 to 12/31/2012.........    $46.40       $47.40         955,065
    01/01/2013 to 12/31/2013.........    $47.40       $53.93         760,187
    01/01/2014 to 12/31/2014.........    $53.93       $48.73         662,880
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.35       $13.52      10,262,151
    01/01/2006 to 12/31/2006.........    $13.52       $14.17       8,334,509
    01/01/2007 to 12/31/2007.........    $14.17       $15.31       7,172,214
    01/01/2008 to 12/31/2008.........    $15.31       $14.73       5,032,896
    01/01/2009 to 12/31/2009.........    $14.73       $16.29       4,059,242
    01/01/2010 to 12/31/2010.........    $16.29       $16.98       3,320,976
    01/01/2011 to 12/31/2011.........    $16.98       $17.43       2,810,279
    01/01/2012 to 12/31/2012.........    $17.43       $18.09       2,390,182
    01/01/2013 to 12/31/2013.........    $18.09       $17.16       2,112,886
    01/01/2014 to 12/31/2014.........    $17.16       $17.02       1,970,013

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00      1,064,744
    01/01/2006 to 12/31/2006.........    $10.00       $11.41      3,036,468
    01/01/2007 to 12/31/2007.........    $11.41       $12.32      2,942,272
    01/01/2008 to 12/31/2008.........    $12.32       $ 7.01      1,907,116
    01/01/2009 to 12/31/2009.........    $ 7.01       $ 8.87      1,692,634
    01/01/2010 to 12/31/2010.........    $ 8.87       $10.03      1,379,070
    01/01/2011 to 12/31/2011.........    $10.03       $ 9.55      1,023,053
    01/01/2012 to 12/31/2012.........    $ 9.55       $10.45        894,290
    01/01/2013 to 12/31/2013.........    $10.45       $12.41      1,073,146
    01/01/2014 to 12/31/2014.........    $12.41       $12.91        900,417
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.98         52,914
    01/01/2008 to 12/31/2008.........    $ 9.98       $ 9.33        180,451
    01/01/2009 to 12/31/2009.........    $ 9.33       $10.27        670,033
    01/01/2010 to 12/31/2010.........    $10.27       $10.91        675,981
    01/01/2011 to 12/31/2011.........    $10.91       $11.41        908,418
    01/01/2012 to 12/31/2012.........    $11.41       $12.13        951,592
    01/01/2013 to 12/31/2013.........    $12.13       $11.79        703,842
    01/01/2014 to 12/31/2014.........    $11.79       $12.46        826,728
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.46      1,952,780
    01/01/2006 to 12/31/2006.........    $11.46       $12.55      1,574,399
    01/01/2007 to 12/31/2007.........    $12.55       $13.74      1,163,267
    01/01/2008 to 12/31/2008.........    $13.74       $ 7.97        871,800
    01/01/2009 to 12/31/2009.........    $ 7.97       $10.99        775,712
    01/01/2010 to 07/16/2010.........    $10.99       $10.78              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.48       $14.27      2,222,010
    01/01/2006 to 12/31/2006.........    $14.27       $17.33      2,181,669
    01/01/2007 to 12/31/2007.........    $17.33       $19.65      1,942,716
    01/01/2008 to 12/31/2008.........    $19.65       $11.34      1,273,726
    01/01/2009 to 12/31/2009.........    $11.34       $12.96        967,995
    01/01/2010 to 07/16/2010.........    $12.96       $12.33              0
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $ 7.20       $ 7.37      2,420,312
    01/01/2006 to 12/31/2006.........    $ 7.37       $ 7.71      1,814,451
    01/01/2007 to 12/31/2007.........    $ 7.71       $ 8.51      1,470,839
    01/01/2008 to 12/31/2008.........    $ 8.51       $ 6.11      1,160,754
    01/01/2009 to 12/31/2009.........    $ 6.11       $ 8.67      1,282,779
    01/01/2010 to 07/16/2010.........    $ 8.67       $ 8.11              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 4.35       $ 4.32      1,061,253
    01/01/2006 to 12/31/2006.........    $ 4.32       $ 4.43        740,686
    01/01/2007 to 12/31/2007.........    $ 4.43       $ 4.61        586,853
    01/01/2008 to 12/31/2008.........    $ 4.61       $ 2.56        508,944
    01/01/2009 to 12/31/2009.........    $ 2.56       $ 3.25        691,544
    01/01/2010 to 12/31/2010.........    $ 3.25       $ 3.81        492,125
    01/01/2011 to 12/31/2011.........    $ 3.81       $ 3.34        326,802
    01/01/2012 to 12/31/2012.........    $ 3.34       $ 3.75        267,317
    01/01/2013 to 12/31/2013.........    $ 3.75       $ 4.85        214,916
    01/01/2014 to 04/25/2014.........    $ 4.85       $ 5.01              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.65        350,076
    01/01/2009 to 12/31/2009.........    $ 6.65       $ 8.53        675,046
    01/01/2010 to 12/31/2010.........    $ 8.53       $ 9.28        840,772
    01/01/2011 to 12/31/2011.........    $ 9.28       $ 8.99        762,665
    01/01/2012 to 09/21/2012.........    $ 8.99       $10.09              0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.87       $12.89        827,395
    01/01/2006 to 12/31/2006.........    $12.89       $17.60      1,913,722
    01/01/2007 to 12/31/2007.........    $17.60       $19.67      1,631,527
    01/01/2008 to 12/31/2008.........    $19.67       $11.10        919,279
    01/01/2009 to 12/31/2009.........    $11.10       $15.43        711,209
    01/01/2010 to 12/31/2010.........    $15.43       $16.70        435,061
    01/01/2011 to 12/31/2011.........    $16.70       $15.23        359,950
    01/01/2012 to 12/31/2012.........    $15.23       $18.82        337,823
    01/01/2013 to 12/31/2013.........    $18.82       $21.22        255,609
    01/01/2014 to 04/25/2014.........    $21.22       $20.79              0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.18      1,033,637
    01/01/2012 to 04/27/2012.........    $ 8.18       $ 9.28              0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.14        624,799
    01/01/2012 to 12/31/2012.........    $ 9.14       $10.70        564,209
    01/01/2013 to 12/31/2013.........    $10.70       $13.82        621,929
    01/01/2014 to 12/31/2014.........    $13.82       $15.37        623,494
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $ 9.16       $10.00      3,924,828
    01/01/2006 to 12/31/2006.........    $10.00       $11.45      3,497,702
    01/01/2007 to 12/31/2007.........    $11.45       $12.66      2,614,296
    01/01/2008 to 12/31/2008.........    $12.66       $ 6.48      1,844,601
    01/01/2009 to 12/31/2009.........    $ 6.48       $ 9.11      1,499,857
    01/01/2010 to 12/31/2010.........    $ 9.11       $11.12      1,061,656
    01/01/2011 to 04/29/2011.........    $11.12       $12.39              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.33       $14.97       3,442,578
    01/01/2006 to 12/31/2006.........    $14.97       $17.18       2,561,465
    01/01/2007 to 12/31/2007.........    $17.18       $13.18       1,762,073
    01/01/2008 to 12/31/2008.........    $13.18       $ 5.27       1,367,045
    01/01/2009 to 12/31/2009.........    $ 5.27       $ 6.62       1,267,384
    01/01/2010 to 12/31/2010.........    $ 6.62       $ 7.20         958,528
    01/01/2011 to 04/29/2011.........    $ 7.20       $ 7.60               0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $12.52       $13.35       5,863,638
    01/01/2006 to 12/31/2006.........    $13.35       $13.86       4,480,294
    01/01/2007 to 12/31/2007.........    $13.86       $15.28       3,305,550
    01/01/2008 to 12/31/2008.........    $15.28       $10.75       2,449,209
    01/01/2009 to 12/31/2009.........    $10.75       $13.54       1,867,960
    01/01/2010 to 12/31/2010.........    $13.54       $14.05       1,453,546
    01/01/2011 to 12/31/2011.........    $14.05       $14.41       1,193,000
    01/01/2012 to 12/31/2012.........    $14.41       $17.17       1,006,460
    01/01/2013 to 12/31/2013.........    $17.17       $23.80         948,579
    01/01/2014 to 12/31/2014.........    $23.80       $28.08         853,138
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.78         761,755
    01/01/2013 to 12/31/2013.........    $ 9.78       $13.22         672,946
    01/01/2014 to 12/31/2014.........    $13.22       $14.08         556,578
 INVESCO V.I. TECHNOLOGY FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $ 5.16       $ 5.20      12,653,736
    01/01/2006 to 12/31/2006.........    $ 5.20       $ 5.66       9,707,553
    01/01/2007 to 12/31/2007.........    $ 5.66       $ 6.02       7,195,270
    01/01/2008 to 12/31/2008.........    $ 6.02       $ 3.29       5,511,146
    01/01/2009 to 12/31/2009.........    $ 3.29       $ 5.11       4,607,261
    01/01/2010 to 12/31/2010.........    $ 5.11       $ 6.11       3,689,441
    01/01/2011 to 12/31/2011.........    $ 6.11       $ 5.72       2,961,583
    01/01/2012 to 12/31/2012.........    $ 5.72       $ 6.28       2,447,390
    01/01/2013 to 12/31/2013.........    $ 6.28       $ 7.74       2,085,980
    01/01/2014 to 12/31/2014.........    $ 7.74       $ 8.48       1,840,712
 NASDAQ TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.67       $10.87         154,153
    01/01/2006 to 12/31/2006.........    $10.87       $11.68         145,986
    01/01/2007 to 12/31/2007.........    $11.68       $14.01         154,652
    01/01/2008 to 12/31/2008.........    $14.01       $ 6.79          69,381
    01/01/2009 to 12/31/2009.........    $ 6.79       $ 7.82          60,817
    01/01/2010 to 12/31/2010.........    $ 7.82       $10.06         121,411
    01/01/2011 to 12/31/2011.........    $10.06       $10.05         128,357
    01/01/2012 to 12/31/2012.........    $10.05       $11.19          45,344
    01/01/2013 to 12/31/2013.........    $11.19       $16.42          55,167
    01/01/2014 to 04/25/2014.........    $16.42       $16.38               0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 NVIT DEVELOPING MARKETS FUND
    01/01/2005 to 12/31/2005.........    $10.77       $13.96      9,868,148
    01/01/2006 to 12/31/2006.........    $13.96       $18.53      7,281,680
    01/01/2007 to 12/31/2007.........    $18.53       $26.21      5,890,015
    01/01/2008 to 12/31/2008.........    $26.21       $10.89      3,591,728
    01/01/2009 to 12/31/2009.........    $10.89       $17.42      3,443,657
    01/01/2010 to 12/31/2010.........    $17.42       $19.95      2,739,132
    01/01/2011 to 12/31/2011.........    $19.95       $15.26      1,950,814
    01/01/2012 to 12/31/2012.........    $15.26       $17.58      1,697,314
    01/01/2013 to 12/31/2013.........    $17.58       $17.34      1,388,004
    01/01/2014 to 12/31/2014.........    $17.34       $16.09      1,179,837
 PROFUND VP ASIA 30
    01/01/2005 to 12/31/2005.........    $12.38       $14.59      1,595,487
    01/01/2006 to 12/31/2006.........    $14.59       $20.04      2,721,107
    01/01/2007 to 12/31/2007.........    $20.04       $29.19      1,784,483
    01/01/2008 to 12/31/2008.........    $29.19       $14.15        943,922
    01/01/2009 to 12/31/2009.........    $14.15       $21.52        793,917
    01/01/2010 to 12/31/2010.........    $21.52       $24.17        524,566
    01/01/2011 to 12/31/2011.........    $24.17       $17.40        317,641
    01/01/2012 to 12/31/2012.........    $17.40       $19.81        248,036
    01/01/2013 to 12/31/2013.........    $19.81       $22.45        208,012
    01/01/2014 to 12/31/2014.........    $22.45       $21.79        142,580
 PROFUND VP BANKS
    01/01/2005 to 12/31/2005.........    $12.06       $11.88        301,020
    01/01/2006 to 12/31/2006.........    $11.88       $13.51        296,536
    01/01/2007 to 12/31/2007.........    $13.51       $ 9.69        149,099
    01/01/2008 to 12/31/2008.........    $ 9.69       $ 5.07        641,863
    01/01/2009 to 12/31/2009.........    $ 5.07       $ 4.79        304,489
    01/01/2010 to 12/31/2010.........    $ 4.79       $ 5.11        232,616
    01/01/2011 to 12/31/2011.........    $ 5.11       $ 3.69        139,882
    01/01/2012 to 12/31/2012.........    $ 3.69       $ 4.86        182,044
    01/01/2013 to 12/31/2013.........    $ 4.86       $ 6.39        180,930
    01/01/2014 to 12/31/2014.........    $ 6.39       $ 6.96        143,497
 PROFUND VP BASIC MATERIALS
    01/01/2005 to 12/31/2005.........    $11.95       $12.07        618,408
    01/01/2006 to 12/31/2006.........    $12.07       $13.74        652,376
    01/01/2007 to 12/31/2007.........    $13.74       $17.71      1,119,737
    01/01/2008 to 12/31/2008.........    $17.71       $ 8.48        626,269
    01/01/2009 to 12/31/2009.........    $ 8.48       $13.58        652,128
    01/01/2010 to 12/31/2010.........    $13.58       $17.36        466,704
    01/01/2011 to 12/31/2011.........    $17.36       $14.36        240,349
    01/01/2012 to 12/31/2012.........    $14.36       $15.36        167,807
    01/01/2013 to 12/31/2013.........    $15.36       $17.93        119,789
    01/01/2014 to 12/31/2014.........    $17.93       $17.98         91,384
 PROFUND VP BEAR
    01/01/2005 to 12/31/2005.........    $ 9.04       $ 8.79      2,323,579
    01/01/2006 to 12/31/2006.........    $ 8.79       $ 8.02        824,231
    01/01/2007 to 12/31/2007.........    $ 8.02       $ 7.95        950,444
    01/01/2008 to 12/31/2008.........    $ 7.95       $10.97      1,124,203
    01/01/2009 to 12/31/2009.........    $10.97       $ 7.80      1,011,827
    01/01/2010 to 12/31/2010.........    $ 7.80       $ 6.32        781,739
    01/01/2011 to 12/31/2011.........    $ 6.32       $ 5.68        677,129
    01/01/2012 to 12/31/2012.........    $ 5.68       $ 4.67        551,363
    01/01/2013 to 12/31/2013.........    $ 4.67       $ 3.38        636,634
    01/01/2014 to 12/31/2014.........    $ 3.38       $ 2.86        623,944

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BIOTECHNOLOGY
    01/01/2005 to 12/31/2005.........    $ 7.69       $ 9.04      1,577,213
    01/01/2006 to 12/31/2006.........    $ 9.04       $ 8.55        779,508
    01/01/2007 to 12/31/2007.........    $ 8.55       $ 8.33        858,285
    01/01/2008 to 12/31/2008.........    $ 8.33       $ 8.36        739,765
    01/01/2009 to 12/31/2009.........    $ 8.36       $ 8.55        352,580
    01/01/2010 to 12/31/2010.........    $ 8.55       $ 8.86        234,901
    01/01/2011 to 12/31/2011.........    $ 8.86       $ 9.31        197,640
    01/01/2012 to 12/31/2012.........    $ 9.31       $12.92        269,610
    01/01/2013 to 12/31/2013.........    $12.92       $21.46        340,641
    01/01/2014 to 12/31/2014.........    $21.46       $27.45        289,710
 PROFUND VP BULL
    01/01/2005 to 12/31/2005.........    $10.60       $10.74      8,080,012
    01/01/2006 to 12/31/2006.........    $10.74       $12.04      6,106,261
    01/01/2007 to 12/31/2007.........    $12.04       $12.29      3,588,555
    01/01/2008 to 12/31/2008.........    $12.29       $ 7.55      1,919,068
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 9.26      1,535,905
    01/01/2010 to 12/31/2010.........    $ 9.26       $10.28      1,034,913
    01/01/2011 to 12/31/2011.........    $10.28       $10.14      1,502,581
    01/01/2012 to 12/31/2012.........    $10.14       $11.38        904,402
    01/01/2013 to 12/31/2013.........    $11.38       $14.56        736,693
    01/01/2014 to 12/31/2014.........    $14.56       $16.01        877,852
 PROFUND VP CONSUMER GOODS PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.43       $10.25        169,401
    01/01/2006 to 12/31/2006.........    $10.25       $11.38        493,971
    01/01/2007 to 12/31/2007.........    $11.38       $12.07        439,157
    01/01/2008 to 12/31/2008.........    $12.07       $ 8.72        202,714
    01/01/2009 to 12/31/2009.........    $ 8.72       $10.46        306,754
    01/01/2010 to 12/31/2010.........    $10.46       $12.10        160,276
    01/01/2011 to 12/31/2011.........    $12.10       $12.76        132,119
    01/01/2012 to 12/31/2012.........    $12.76       $13.95         85,013
    01/01/2013 to 12/31/2013.........    $13.95       $17.67         72,298
    01/01/2014 to 12/31/2014.........    $17.67       $19.20         64,202
 PROFUND VP CONSUMER SERVICES
    01/01/2005 to 12/31/2005.........    $ 9.63       $ 9.05         98,094
    01/01/2006 to 12/31/2006.........    $ 9.05       $ 9.99        156,182
    01/01/2007 to 12/31/2007.........    $ 9.99       $ 9.04         38,240
    01/01/2008 to 12/31/2008.........    $ 9.04       $ 6.12        226,008
    01/01/2009 to 12/31/2009.........    $ 6.12       $ 7.89        114,945
    01/01/2010 to 12/31/2010.........    $ 7.89       $ 9.44        162,191
    01/01/2011 to 12/31/2011.........    $ 9.44       $ 9.82         99,854
    01/01/2012 to 12/31/2012.........    $ 9.82       $11.82        126,275
    01/01/2013 to 12/31/2013.........    $11.82       $16.31         99,155
    01/01/2014 to 12/31/2014.........    $16.31       $18.08         40,528

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $ 8.89       $ 9.47      4,863,296
    01/01/2006 to 12/31/2006.........    $ 9.47       $10.97      4,362,676
    01/01/2007 to 12/31/2007.........    $10.97       $12.40      2,052,602
    01/01/2008 to 12/31/2008.........    $12.40       $ 6.84      1,133,104
    01/01/2009 to 12/31/2009.........    $ 6.84       $ 8.93      1,794,383
    01/01/2010 to 12/31/2010.........    $ 8.93       $ 9.03      1,211,524
    01/01/2011 to 12/31/2011.........    $ 9.03       $ 8.12        571,637
    01/01/2012 to 12/31/2012.........    $ 8.12       $ 9.33        735,069
    01/01/2013 to 12/31/2013.........    $ 9.33       $11.19        633,151
    01/01/2014 to 12/31/2014.........    $11.19       $10.08        376,430
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $10.70       $10.97        881,058
    01/01/2006 to 12/31/2006.........    $10.97       $12.70        972,655
    01/01/2007 to 12/31/2007.........    $12.70       $10.13        425,356
    01/01/2008 to 12/31/2008.........    $10.13       $ 4.94        536,077
    01/01/2009 to 12/31/2009.........    $ 4.94       $ 5.60        450,279
    01/01/2010 to 12/31/2010.........    $ 5.60       $ 6.12        385,818
    01/01/2011 to 12/31/2011.........    $ 6.12       $ 5.20        224,374
    01/01/2012 to 12/31/2012.........    $ 5.20       $ 6.40        272,844
    01/01/2013 to 12/31/2013.........    $ 6.40       $ 8.33        235,274
    01/01/2014 to 12/31/2014.........    $ 8.33       $ 9.28        227,330
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $ 8.33       $ 8.71      1,749,407
    01/01/2006 to 12/31/2006.........    $ 8.71       $ 9.04      2,078,769
    01/01/2007 to 12/31/2007.........    $ 9.04       $ 9.50        993,156
    01/01/2008 to 12/31/2008.........    $ 9.50       $ 7.09        614,353
    01/01/2009 to 12/31/2009.........    $ 7.09       $ 8.36        442,429
    01/01/2010 to 12/31/2010.........    $ 8.36       $ 8.47        284,690
    01/01/2011 to 12/31/2011.........    $ 8.47       $ 9.20        254,453
    01/01/2012 to 12/31/2012.........    $ 9.20       $10.65        261,952
    01/01/2013 to 12/31/2013.........    $10.65       $14.68        293,362
    01/01/2014 to 12/31/2014.........    $14.68       $17.90        269,160
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $11.22       $11.34        332,470
    01/01/2006 to 12/31/2006.........    $11.34       $12.48        319,866
    01/01/2007 to 12/31/2007.........    $12.48       $13.75        333,012
    01/01/2008 to 12/31/2008.........    $13.75       $ 8.07        425,698
    01/01/2009 to 12/31/2009.........    $ 8.07       $ 9.87        185,356
    01/01/2010 to 12/31/2010.........    $ 9.87       $12.04        162,315
    01/01/2011 to 12/31/2011.........    $12.04       $11.66         90,198
    01/01/2012 to 12/31/2012.........    $11.66       $13.32         83,989
    01/01/2013 to 12/31/2013.........    $13.32       $18.14        124,792
    01/01/2014 to 12/31/2014.........    $18.14       $18.89         65,424

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP INTERNET
    01/01/2005 to 12/31/2005.........    $18.01       $19.08        689,027
    01/01/2006 to 12/31/2006.........    $19.08       $19.07        246,789
    01/01/2007 to 12/31/2007.........    $19.07       $20.71        176,484
    01/01/2008 to 12/31/2008.........    $20.71       $11.27         79,408
    01/01/2009 to 12/31/2009.........    $11.27       $19.69        175,547
    01/01/2010 to 12/31/2010.........    $19.69       $26.27        124,748
    01/01/2011 to 12/31/2011.........    $26.27       $24.11         73,298
    01/01/2012 to 12/31/2012.........    $24.11       $28.47         83,046
    01/01/2013 to 12/31/2013.........    $28.47       $42.59         70,400
    01/01/2014 to 12/31/2014.........    $42.59       $42.47         53,069
 PROFUND VP JAPAN
    01/01/2005 to 12/31/2005.........    $ 9.61       $13.44      2,951,675
    01/01/2006 to 12/31/2006.........    $13.44       $14.69      1,492,631
    01/01/2007 to 12/31/2007.........    $14.69       $13.03        540,226
    01/01/2008 to 12/31/2008.........    $13.03       $ 7.60        426,513
    01/01/2009 to 12/31/2009.........    $ 7.60       $ 8.27        592,483
    01/01/2010 to 12/31/2010.........    $ 8.27       $ 7.62        504,105
    01/01/2011 to 12/31/2011.........    $ 7.62       $ 6.12        244,964
    01/01/2012 to 12/31/2012.........    $ 6.12       $ 7.42        290,435
    01/01/2013 to 12/31/2013.........    $ 7.42       $10.84        235,123
    01/01/2014 to 12/31/2014.........    $10.84       $11.04        138,200
 PROFUND VP LARGE-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.38       $10.33      3,500,060
    01/01/2006 to 12/31/2006.........    $10.33       $11.11      2,728,346
    01/01/2007 to 12/31/2007.........    $11.11       $11.71      1,798,726
    01/01/2008 to 12/31/2008.........    $11.71       $ 7.45        957,258
    01/01/2009 to 12/31/2009.........    $ 7.45       $ 9.53      1,218,390
    01/01/2010 to 12/31/2010.........    $ 9.53       $10.63        989,188
    01/01/2011 to 12/31/2011.........    $10.63       $10.81        687,964
    01/01/2012 to 12/31/2012.........    $10.81       $12.01        441,624
    01/01/2013 to 12/31/2013.........    $12.01       $15.48        455,355
    01/01/2014 to 12/31/2014.........    $15.48       $17.24        432,901
 PROFUND VP LARGE-CAP VALUE
    01/01/2005 to 12/31/2005.........    $10.37       $10.54      3,110,074
    01/01/2006 to 12/31/2006.........    $10.54       $12.33      4,547,783
    01/01/2007 to 12/31/2007.........    $12.33       $12.17      2,031,626
    01/01/2008 to 12/31/2008.........    $12.17       $ 7.14      1,859,479
    01/01/2009 to 12/31/2009.........    $ 7.14       $ 8.42        858,462
    01/01/2010 to 12/31/2010.........    $ 8.42       $ 9.37        697,406
    01/01/2011 to 12/31/2011.........    $ 9.37       $ 9.12        376,665
    01/01/2012 to 12/31/2012.........    $ 9.12       $10.38        313,222
    01/01/2013 to 12/31/2013.........    $10.38       $13.29        215,935
    01/01/2014 to 12/31/2014.........    $13.29       $14.48        225,191

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.65       $11.68      4,999,381
    01/01/2006 to 12/31/2006.........    $11.68       $11.98      1,806,221
    01/01/2007 to 12/31/2007.........    $11.98       $13.20      1,364,657
    01/01/2008 to 12/31/2008.........    $13.20       $ 7.96        795,911
    01/01/2009 to 12/31/2009.........    $ 7.96       $10.86      1,274,910
    01/01/2010 to 12/31/2010.........    $10.86       $13.75      1,207,046
    01/01/2011 to 12/31/2011.........    $13.75       $13.17        715,556
    01/01/2012 to 12/31/2012.........    $13.17       $14.98        466,126
    01/01/2013 to 12/31/2013.........    $14.98       $19.28        408,737
    01/01/2014 to 12/31/2014.........    $19.28       $20.13        305,185
 PROFUND VP MID-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.75       $12.61      3,480,402
    01/01/2006 to 12/31/2006.........    $12.61       $13.96      2,359,628
    01/01/2007 to 12/31/2007.........    $13.96       $13.90      1,764,485
    01/01/2008 to 12/31/2008.........    $13.90       $ 8.73        880,735
    01/01/2009 to 12/31/2009.........    $ 8.73       $11.26        931,330
    01/01/2010 to 12/31/2010.........    $11.26       $13.38        663,369
    01/01/2011 to 12/31/2011.........    $13.38       $12.67        598,037
    01/01/2012 to 12/31/2012.........    $12.67       $14.57        400,972
    01/01/2013 to 12/31/2013.........    $14.57       $18.98        372,388
    01/01/2014 to 12/31/2014.........    $18.98       $20.62        210,087
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.40       $ 5.34      6,245,047
    01/01/2006 to 12/31/2006.........    $ 5.34       $ 5.55      3,120,139
    01/01/2007 to 12/31/2007.........    $ 5.55       $ 6.44      2,932,740
    01/01/2008 to 12/31/2008.........    $ 6.44       $ 3.65      1,796,126
    01/01/2009 to 12/31/2009.........    $ 3.65       $ 5.47      2,035,640
    01/01/2010 to 12/31/2010.........    $ 5.47       $ 6.38      1,362,711
    01/01/2011 to 12/31/2011.........    $ 6.38       $ 6.38      1,059,058
    01/01/2012 to 12/31/2012.........    $ 6.38       $ 7.31        804,125
    01/01/2013 to 12/31/2013.........    $ 7.31       $ 9.68        815,942
    01/01/2014 to 12/31/2014.........    $ 9.68       $11.17        695,837
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $11.56       $14.96      3,831,527
    01/01/2006 to 12/31/2006.........    $14.96       $17.80      2,476,378
    01/01/2007 to 12/31/2007.........    $17.80       $23.24      2,021,283
    01/01/2008 to 12/31/2008.........    $23.24       $14.45      1,200,018
    01/01/2009 to 12/31/2009.........    $14.45       $16.46        935,373
    01/01/2010 to 12/31/2010.........    $16.46       $19.11        678,241
    01/01/2011 to 12/31/2011.........    $19.11       $19.26        581,324
    01/01/2012 to 12/31/2012.........    $19.26       $19.54        450,492
    01/01/2013 to 12/31/2013.........    $19.54       $23.91        337,467
    01/01/2014 to 12/31/2014.........    $23.91       $21.01        302,922

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 7.99       $ 7.58        324,347
    01/01/2006 to 12/31/2006.........    $ 7.58       $ 8.38        412,085
    01/01/2007 to 12/31/2007.........    $ 8.38       $ 8.45        282,028
    01/01/2008 to 12/31/2008.........    $ 8.45       $ 6.71        267,400
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 7.73        242,297
    01/01/2010 to 12/31/2010.........    $ 7.73       $ 7.66        109,426
    01/01/2011 to 12/31/2011.........    $ 7.66       $ 8.77        164,294
    01/01/2012 to 12/31/2012.........    $ 8.77       $ 9.68        110,208
    01/01/2013 to 12/31/2013.........    $ 9.68       $12.56         93,992
    01/01/2014 to 12/31/2014.........    $12.56       $14.78        128,103
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $11.85       $14.76      2,408,933
    01/01/2006 to 12/31/2006.........    $14.76       $15.63      1,950,859
    01/01/2007 to 12/31/2007.........    $15.63       $18.87      1,645,886
    01/01/2008 to 12/31/2008.........    $18.87       $12.88      1,501,926
    01/01/2009 to 12/31/2009.........    $12.88       $17.19      1,377,669
    01/01/2010 to 12/31/2010.........    $17.19       $22.53      1,205,977
    01/01/2011 to 12/31/2011.........    $22.53       $17.94        871,906
    01/01/2012 to 12/31/2012.........    $17.94       $15.12        773,197
    01/01/2013 to 12/31/2013.........    $15.12       $ 9.25        569,501
    01/01/2014 to 12/31/2014.........    $ 9.25       $ 6.94        508,827
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $17.48       $18.40        750,341
    01/01/2006 to 12/31/2006.........    $18.40       $24.03        893,494
    01/01/2007 to 12/31/2007.........    $24.03       $19.05        430,517
    01/01/2008 to 12/31/2008.........    $19.05       $11.03        325,229
    01/01/2009 to 12/31/2009.........    $11.03       $13.91        295,787
    01/01/2010 to 12/31/2010.........    $13.91       $17.11        191,657
    01/01/2011 to 12/31/2011.........    $17.11       $17.67        167,856
    01/01/2012 to 12/31/2012.........    $17.67       $20.41        168,090
    01/01/2013 to 12/31/2013.........    $20.41       $20.14        122,601
    01/01/2014 to 12/31/2014.........    $20.14       $24.83        126,003
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 6.67       $ 6.06      3,718,155
    01/01/2006 to 12/31/2006.........    $ 6.06       $ 6.58      2,360,567
    01/01/2007 to 12/31/2007.........    $ 6.58       $ 6.15      1,263,772
    01/01/2008 to 12/31/2008.........    $ 6.15       $ 3.76        843,036
    01/01/2009 to 12/31/2009.........    $ 3.76       $ 4.90      1,070,267
    01/01/2010 to 12/31/2010.........    $ 4.90       $ 4.06      1,203,470
    01/01/2011 to 12/31/2011.........    $ 4.06       $ 2.50        841,669
    01/01/2012 to 12/31/2012.........    $ 2.50       $ 2.30        612,803
    01/01/2013 to 12/31/2013.........    $ 2.30       $ 2.64      1,047,027
    01/01/2014 to 12/31/2014.........    $ 2.64       $ 1.81        837,835
 PROFUND VP SEMICONDUCTOR
    01/01/2005 to 12/31/2005.........    $ 7.20       $ 7.71        879,444
    01/01/2006 to 12/31/2006.........    $ 7.71       $ 7.07        389,959
    01/01/2007 to 12/31/2007.........    $ 7.07       $ 7.46        272,816
    01/01/2008 to 12/31/2008.........    $ 7.46       $ 3.69        138,013
    01/01/2009 to 12/31/2009.........    $ 3.69       $ 5.97        341,655
    01/01/2010 to 12/31/2010.........    $ 5.97       $ 6.62        155,468
    01/01/2011 to 12/31/2011.........    $ 6.62       $ 6.27         98,642
    01/01/2012 to 12/31/2012.........    $ 6.27       $ 5.93         59,110
    01/01/2013 to 12/31/2013.........    $ 5.93       $ 7.80         53,730
    01/01/2014 to 12/31/2014.........    $ 7.80       $10.34        144,359

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SHORT MID-CAP
    01/01/2005 to 12/31/2005.........    $ 9.70       $ 8.66         67,704
    01/01/2006 to 12/31/2006.........    $ 8.66       $ 8.23         53,930
    01/01/2007 to 12/31/2007.........    $ 8.23       $ 7.88         28,468
    01/01/2008 to 12/31/2008.........    $ 7.88       $10.24         77,423
    01/01/2009 to 12/31/2009.........    $10.24       $ 6.53         75,677
    01/01/2010 to 12/31/2010.........    $ 6.53       $ 4.77         37,893
    01/01/2011 to 12/31/2011.........    $ 4.77       $ 4.32        188,135
    01/01/2012 to 12/31/2012.........    $ 4.32       $ 3.45         26,619
    01/01/2013 to 12/31/2013.........    $ 3.45       $ 2.46         15,178
    01/01/2014 to 12/31/2014.........    $ 2.46       $ 2.12         24,192
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.97       $ 5.93      1,213,506
    01/01/2006 to 12/31/2006.........    $ 5.93       $ 5.77        590,489
    01/01/2007 to 12/31/2007.........    $ 5.77       $ 5.03        496,956
    01/01/2008 to 12/31/2008.........    $ 5.03       $ 7.35        408,837
    01/01/2009 to 12/31/2009.........    $ 7.35       $ 4.30        493,379
    01/01/2010 to 12/31/2010.........    $ 4.30       $ 3.34        493,220
    01/01/2011 to 12/31/2011.........    $ 3.34       $ 2.95        486,540
    01/01/2012 to 12/31/2012.........    $ 2.95       $ 2.36        315,374
    01/01/2013 to 12/31/2013.........    $ 2.36       $ 1.64        227,563
    01/01/2014 to 12/31/2014.........    $ 1.64       $ 1.31        221,471
 PROFUND VP SHORT SMALL-CAP
    01/01/2005 to 12/31/2005.........    $ 9.54       $ 9.14        174,753
    01/01/2006 to 12/31/2006.........    $ 9.14       $ 7.95        652,622
    01/01/2007 to 12/31/2007.........    $ 7.95       $ 8.19        456,730
    01/01/2008 to 12/31/2008.........    $ 8.19       $10.02        168,074
    01/01/2009 to 12/31/2009.........    $10.02       $ 6.68        263,360
    01/01/2010 to 12/31/2010.........    $ 6.68       $ 4.68        353,616
    01/01/2011 to 12/31/2011.........    $ 4.68       $ 4.20         47,284
    01/01/2012 to 12/31/2012.........    $ 4.20       $ 3.35         80,090
    01/01/2013 to 12/31/2013.........    $ 3.35       $ 2.27         24,418
    01/01/2014 to 12/31/2014.........    $ 2.27       $ 2.03         87,144
 PROFUND VP SMALL-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $12.06       $12.78      5,813,412
    01/01/2006 to 12/31/2006.........    $12.78       $13.70      1,899,823
    01/01/2007 to 12/31/2007.........    $13.70       $14.05        633,317
    01/01/2008 to 12/31/2008.........    $14.05       $ 9.14        879,531
    01/01/2009 to 12/31/2009.........    $ 9.14       $11.37        986,365
    01/01/2010 to 12/31/2010.........    $11.37       $14.10        798,559
    01/01/2011 to 12/31/2011.........    $14.10       $14.08        549,470
    01/01/2012 to 12/31/2012.........    $14.08       $15.61        459,225
    01/01/2013 to 12/31/2013.........    $15.61       $21.62        509,715
    01/01/2014 to 12/31/2014.........    $21.62       $21.78        305,003

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP VALUE
    01/01/2005 to 12/31/2005.........    $11.17       $11.46      1,577,731
    01/01/2006 to 12/31/2006.........    $11.46       $13.26      2,119,579
    01/01/2007 to 12/31/2007.........    $13.26       $12.13        590,393
    01/01/2008 to 12/31/2008.........    $12.13       $ 8.29        554,037
    01/01/2009 to 12/31/2009.........    $ 8.29       $ 9.84        437,044
    01/01/2010 to 12/31/2010.........    $ 9.84       $11.85        452,669
    01/01/2011 to 12/31/2011.........    $11.85       $11.21        452,298
    01/01/2012 to 12/31/2012.........    $11.21       $12.84        301,394
    01/01/2013 to 12/31/2013.........    $12.84       $17.42        229,804
    01/01/2014 to 12/31/2014.........    $17.42       $18.18        175,286
 PROFUND VP TECHNOLOGY
    01/01/2005 to 12/31/2005.........    $ 4.88       $ 4.88      1,869,200
    01/01/2006 to 12/31/2006.........    $ 4.88       $ 5.20      1,476,636
    01/01/2007 to 12/31/2007.........    $ 5.20       $ 5.86      1,373,599
    01/01/2008 to 12/31/2008.........    $ 5.86       $ 3.22        517,852
    01/01/2009 to 12/31/2009.........    $ 3.22       $ 5.12      1,146,673
    01/01/2010 to 12/31/2010.........    $ 5.12       $ 5.59        558,559
    01/01/2011 to 12/31/2011.........    $ 5.59       $ 5.43        438,892
    01/01/2012 to 12/31/2012.........    $ 5.43       $ 5.91        351,310
    01/01/2013 to 12/31/2013.........    $ 5.91       $ 7.30        285,647
    01/01/2014 to 12/31/2014.........    $ 7.30       $ 8.50        229,910
 PROFUND VP TELECOMMUNICATIONS
    01/01/2005 to 12/31/2005.........    $ 5.01       $ 4.61        459,193
    01/01/2006 to 12/31/2006.........    $ 4.61       $ 6.10      2,111,841
    01/01/2007 to 12/31/2007.........    $ 6.10       $ 6.52        920,436
    01/01/2008 to 12/31/2008.........    $ 6.52       $ 4.22        960,481
    01/01/2009 to 12/31/2009.........    $ 4.22       $ 4.46        400,342
    01/01/2010 to 12/31/2010.........    $ 4.46       $ 5.09        324,805
    01/01/2011 to 12/31/2011.........    $ 5.09       $ 5.11        179,037
    01/01/2012 to 12/31/2012.........    $ 5.11       $ 5.87        168,246
    01/01/2013 to 12/31/2013.........    $ 5.87       $ 6.49        103,745
    01/01/2014 to 12/31/2014.........    $ 6.49       $ 6.43         84,708
 PROFUND VP U.S. GOVERNMENT PLUS
    01/01/2005 to 12/31/2005.........    $11.87       $12.75      2,731,370
    01/01/2006 to 12/31/2006.........    $12.75       $12.00      1,096,884
    01/01/2007 to 12/31/2007.........    $12.00       $13.03      1,643,286
    01/01/2008 to 12/31/2008.........    $13.03       $19.24      1,452,525
    01/01/2009 to 12/31/2009.........    $19.24       $12.78        730,640
    01/01/2010 to 12/31/2010.........    $12.78       $13.88        547,926
    01/01/2011 to 12/31/2011.........    $13.88       $19.64        463,943
    01/01/2012 to 12/31/2012.........    $19.64       $19.55        302,800
    01/01/2013 to 12/31/2013.........    $19.55       $15.60        196,008
    01/01/2014 to 12/31/2014.........    $15.60       $20.97        215,068

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRABULL
    01/01/2005 to 12/31/2005.........    $ 8.20       $ 8.29       2,999,740
    01/01/2006 to 12/31/2006.........    $ 8.29       $10.06       2,703,776
    01/01/2007 to 12/31/2007.........    $10.06       $10.01       1,696,589
    01/01/2008 to 12/31/2008.........    $10.01       $ 3.22       2,767,133
    01/01/2009 to 12/31/2009.........    $ 3.22       $ 4.59       1,167,943
    01/01/2010 to 12/31/2010.........    $ 4.59       $ 5.53         674,676
    01/01/2011 to 12/31/2011.........    $ 5.53       $ 5.19         703,711
    01/01/2012 to 12/31/2012.........    $ 5.19       $ 6.59         433,163
    01/01/2013 to 12/31/2013.........    $ 6.59       $10.92         438,877
    01/01/2014 to 12/31/2014.........    $10.92       $13.27         362,615
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $12.08       $14.04       1,853,154
    01/01/2006 to 12/31/2006.........    $14.04       $15.32       1,446,333
    01/01/2007 to 12/31/2007.........    $15.32       $16.00         698,202
    01/01/2008 to 12/31/2008.........    $16.00       $ 5.13         665,869
    01/01/2009 to 12/31/2009.........    $ 5.13       $ 8.39         753,068
    01/01/2010 to 12/31/2010.........    $ 8.39       $12.38         497,190
    01/01/2011 to 12/31/2011.........    $12.38       $10.54         346,093
    01/01/2012 to 12/31/2012.........    $10.54       $13.77         289,162
    01/01/2013 to 12/31/2013.........    $13.77       $23.16         222,686
    01/01/2014 to 12/31/2014.........    $23.16       $26.34         248,155
 PROFUND VP ULTRANASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 1.31       $ 1.25      41,110,033
    01/01/2006 to 12/31/2006.........    $ 1.25       $ 1.29      28,836,526
    01/01/2007 to 12/31/2007.........    $ 1.29       $ 1.63      25,587,100
    01/01/2008 to 12/31/2008.........    $ 1.63       $ 0.44      17,542,704
    01/01/2009 to 12/31/2009.........    $ 0.44       $ 0.95      15,444,310
    01/01/2010 to 12/31/2010.........    $ 0.95       $ 1.27      11,463,831
    01/01/2011 to 12/31/2011.........    $ 1.27       $ 1.23       8,801,458
    01/01/2012 to 12/31/2012.........    $ 1.23       $ 1.63       7,106,264
    01/01/2013 to 12/31/2013.........    $ 1.63       $ 2.87       5,839,205
    01/01/2014 to 12/31/2014.........    $ 2.87       $ 3.85       4,192,861
 PROFUND VP ULTRASMALL-CAP
    01/01/2005 to 12/31/2005.........    $12.03       $11.84       2,108,005
    01/01/2006 to 12/31/2006.........    $11.84       $14.71       1,681,878
    01/01/2007 to 12/31/2007.........    $14.71       $12.59         953,120
    01/01/2008 to 12/31/2008.........    $12.59       $ 4.20       1,218,732
    01/01/2009 to 12/31/2009.........    $ 4.20       $ 5.80         663,200
    01/01/2010 to 12/31/2010.........    $ 5.80       $ 8.49         622,601
    01/01/2011 to 12/31/2011.........    $ 8.49       $ 6.79         465,489
    01/01/2012 to 12/31/2012.........    $ 6.79       $ 8.68         352,295
    01/01/2013 to 12/31/2013.........    $ 8.68       $15.97         310,553
    01/01/2014 to 12/31/2014.........    $15.97       $16.59         235,139

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $ 8.70       $ 9.70      2,724,997
    01/01/2006 to 12/31/2006.........    $ 9.70       $11.40      2,850,511
    01/01/2007 to 12/31/2007.........    $11.40       $13.02      2,671,315
    01/01/2008 to 12/31/2008.........    $13.02       $ 8.90      1,081,057
    01/01/2009 to 12/31/2009.........    $ 8.90       $ 9.71        693,690
    01/01/2010 to 12/31/2010.........    $ 9.71       $10.15        559,918
    01/01/2011 to 12/31/2011.........    $10.15       $11.76        613,840
    01/01/2012 to 12/31/2012.........    $11.76       $11.61        391,285
    01/01/2013 to 12/31/2013.........    $11.61       $12.97        324,139
    01/01/2014 to 12/31/2014.........    $12.97       $16.10        380,357
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.08      1,297,588
    01/01/2006 to 12/31/2006.........    $12.08       $14.42      1,313,308
    01/01/2007 to 12/31/2007.........    $14.42       $17.00      1,118,955
    01/01/2008 to 12/31/2008.........    $17.00       $ 8.33        633,391
    01/01/2009 to 12/31/2009.........    $ 8.33       $11.27        453,959
    01/01/2010 to 12/31/2010.........    $11.27       $12.66        299,125
    01/01/2011 to 12/31/2011.........    $12.66       $10.62        246,105
    01/01/2012 to 12/31/2012.........    $10.62       $12.82        236,053
    01/01/2013 to 12/31/2013.........    $12.82       $15.03        211,079
    01/01/2014 to 12/31/2014.........    $15.03       $13.97        165,203
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 9.63       $ 9.42        122,527
    01/01/2006 to 12/31/2006.........    $ 9.42       $ 8.59         82,839
    01/01/2007 to 12/31/2007.........    $ 8.59       $ 8.54         54,626
    01/01/2008 to 12/31/2008.........    $ 8.54       $11.73         33,424
    01/01/2009 to 12/31/2009.........    $11.73       $ 8.38         23,439
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 6.86         21,307
    01/01/2011 to 12/31/2011.........    $ 6.86       $ 6.15         19,337
    01/01/2012 to 12/31/2012.........    $ 6.15       $ 5.04         19,561
    01/01/2013 to 12/31/2013.........    $ 5.04       $ 3.65         12,479
    01/01/2014 to 12/31/2014.........    $ 3.65       $ 3.08         12,380
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 6.20       $ 6.18      4,653,057
    01/01/2006 to 12/31/2006.........    $ 6.18       $ 6.44      3,554,497
    01/01/2007 to 12/31/2007.........    $ 6.44       $ 7.48      2,596,465
    01/01/2008 to 12/31/2008.........    $ 7.48       $ 4.29      2,034,705
    01/01/2009 to 12/31/2009.........    $ 4.29       $ 6.42      1,718,158
    01/01/2010 to 12/31/2010.........    $ 6.42       $ 7.50      1,371,425
    01/01/2011 to 12/31/2011.........    $ 7.50       $ 7.56      1,135,547
    01/01/2012 to 12/31/2012.........    $ 7.56       $ 8.70        963,389
    01/01/2013 to 12/31/2013.........    $ 8.70       $11.55        825,606
    01/01/2014 to 12/31/2014.........    $11.55       $13.38        724,033

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $ 6.30       $ 6.46      1,074,674
    01/01/2006 to 12/31/2006.........    $ 6.46       $ 7.59        850,568
    01/01/2007 to 12/31/2007.........    $ 7.59       $ 7.57        595,794
    01/01/2008 to 12/31/2008.........    $ 7.57       $ 3.40        503,506
    01/01/2009 to 12/31/2009.........    $ 3.40       $ 4.54        396,707
    01/01/2010 to 12/31/2010.........    $ 4.54       $ 5.37        305,205
    01/01/2011 to 12/31/2011.........    $ 5.37       $ 5.23        241,872
    01/01/2012 to 12/31/2012.........    $ 5.23       $ 6.31        203,822
    01/01/2013 to 12/31/2013.........    $ 6.31       $ 9.27        167,463
    01/01/2014 to 12/31/2014.........    $ 9.27       $10.84        140,325
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.76       $11.06        294,753
    01/01/2006 to 12/31/2006.........    $11.06       $11.22        188,562
    01/01/2007 to 12/31/2007.........    $11.22       $11.52        171,999
    01/01/2008 to 12/31/2008.........    $11.52       $ 8.19        138,751
    01/01/2009 to 12/31/2009.........    $ 8.19       $ 9.19        124,255
    01/01/2010 to 12/31/2010.........    $ 9.19       $10.81         97,493
    01/01/2011 to 12/31/2011.........    $10.81       $11.57        110,416
    01/01/2012 to 12/31/2012.........    $11.57       $12.48         91,241
    01/01/2013 to 12/31/2013.........    $12.48       $17.50         86,085
    01/01/2014 to 04/25/2014.........    $17.50       $17.27              0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.34       $11.99      1,471,822
    01/01/2006 to 12/31/2006.........    $11.99       $13.19      1,254,175
    01/01/2007 to 12/31/2007.........    $13.19       $14.23        866,974
    01/01/2008 to 12/31/2008.........    $14.23       $ 7.74        510,818
    01/01/2009 to 12/31/2009.........    $ 7.74       $ 8.63        420,065
    01/01/2010 to 12/31/2010.........    $ 8.63       $10.13        310,392
    01/01/2011 to 12/31/2011.........    $10.13       $ 9.83        275,467
    01/01/2012 to 12/31/2012.........    $ 9.83       $10.95        147,257
    01/01/2013 to 12/31/2013.........    $10.95       $14.66         95,889
    01/01/2014 to 04/25/2014.........    $14.66       $14.58              0
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.50       $10.02        157,252
    01/01/2006 to 12/31/2006.........    $10.02       $12.40        449,847
    01/01/2007 to 12/31/2007.........    $12.40       $12.31        206,418
    01/01/2008 to 12/31/2008.........    $12.31       $ 8.68        143,046
    01/01/2009 to 12/31/2009.........    $ 8.68       $ 9.75         92,385
    01/01/2010 to 12/31/2010.........    $ 9.75       $11.22         79,755
    01/01/2011 to 12/31/2011.........    $11.22       $11.92         71,852
    01/01/2012 to 12/31/2012.........    $11.92       $13.02         57,575
    01/01/2013 to 12/31/2013.........    $13.02       $16.79         58,635
    01/01/2014 to 04/25/2014.........    $16.79       $16.55              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.78        984,127
    01/01/2006 to 12/31/2006.........    $ 9.78       $11.39      1,143,400
    01/01/2007 to 12/31/2007.........    $11.39       $11.35        728,153
    01/01/2008 to 12/31/2008.........    $11.35       $ 6.66        536,708
    01/01/2009 to 12/31/2009.........    $ 6.66       $ 7.49        414,544
    01/01/2010 to 12/31/2010.........    $ 7.49       $ 8.60        314,992
    01/01/2011 to 12/31/2011.........    $ 8.60       $ 8.99        358,459
    01/01/2012 to 12/31/2012.........    $ 8.99       $ 9.36        245,685
    01/01/2013 to 12/31/2013.........    $ 9.36       $11.83        217,882
    01/01/2014 to 04/25/2014.........    $11.83       $12.24              0
 VALUE LINE TARGET 25 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.61       $14.88      1,843,245
    01/01/2006 to 12/31/2006.........    $14.88       $15.10      1,144,508
    01/01/2007 to 12/31/2007.........    $15.10       $17.59        681,907
    01/01/2008 to 12/31/2008.........    $17.59       $ 7.84        437,523
    01/01/2009 to 12/31/2009.........    $ 7.84       $ 8.28        306,731
    01/01/2010 to 12/31/2010.........    $ 8.28       $10.64        291,719
    01/01/2011 to 12/31/2011.........    $10.64       $ 7.91        194,035
    01/01/2012 to 12/31/2012.........    $ 7.91       $ 9.46        149,781
    01/01/2013 to 12/31/2013.........    $ 9.46       $12.25        115,353
    01/01/2014 to 04/25/2014.........    $12.25       $13.10              0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $ 8.97       $ 9.12      1,778,697
    01/01/2006 to 12/31/2006.........    $ 9.12       $10.98      1,432,469
    01/01/2007 to 12/31/2007.........    $10.98       $10.70      1,053,616
    01/01/2008 to 12/31/2008.........    $10.70       $ 6.85        796,221
    01/01/2009 to 12/31/2009.........    $ 6.85       $ 8.71        679,273
    01/01/2010 to 07/16/2010.........    $ 8.71       $ 8.36              0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $10.17       $10.56      1,515,239
    01/01/2006 to 12/31/2006.........    $10.56       $12.35      1,397,571
    01/01/2007 to 12/31/2007.........    $12.35       $12.51        879,872
    01/01/2008 to 12/31/2008.........    $12.51       $ 7.84        633,688
    01/01/2009 to 12/31/2009.........    $ 7.84       $ 9.03        530,185
    01/01/2010 to 07/16/2010.........    $ 9.03       $ 8.69              0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.34       $14.94        757,138
    01/01/2011 to 12/31/2011.........    $14.94       $12.85        529,199
    01/01/2012 to 12/31/2012.........    $12.85       $14.40        412,613
    01/01/2013 to 12/31/2013.........    $14.40       $17.03        327,425
    01/01/2014 to 12/31/2014.........    $17.03       $15.90        282,142
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 8.69       $10.14        946,979
    01/01/2011 to 12/31/2011.........    $10.14       $ 9.78        743,657
    01/01/2012 to 12/31/2012.........    $ 9.78       $11.52        660,605
    01/01/2013 to 12/31/2013.........    $11.52       $14.80        597,822
    01/01/2014 to 12/31/2014.........    $14.80       $16.10        505,283

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 8.11       $10.24       932,979
    01/01/2011 to 12/31/2011.........    $10.24       $ 9.56       795,585
    01/01/2012 to 12/31/2012.........    $ 9.56       $11.38       775,472
    01/01/2013 to 12/31/2013.........    $11.38       $15.73       659,475
    01/01/2014 to 12/31/2014.........    $15.73       $16.15       556,109
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.26       663,927
    01/01/2011 to 12/31/2011.........    $12.26       $11.57       524,891
    01/01/2012 to 12/31/2012.........    $11.57       $12.33       429,179
    01/01/2013 to 12/31/2013.........    $12.33       $18.30       361,409
    01/01/2014 to 12/31/2014.........    $18.30       $17.74       302,822

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.45%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.27         6,435
   01/01/2010 to 12/31/2010...........    $12.27       $13.54         3,895
   01/01/2011 to 12/31/2011...........    $13.54       $12.99         2,776
   01/01/2012 to 12/31/2012...........    $12.99       $14.41         2,180
   01/01/2013 to 12/31/2013...........    $14.41       $15.61         2,340
   01/01/2014 to 12/31/2014...........    $15.61       $15.97         2,320
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.47         2,458
   01/01/2010 to 12/31/2010...........    $12.47       $13.97        11,134
   01/01/2011 to 12/31/2011...........    $13.97       $13.78         8,491
   01/01/2012 to 12/31/2012...........    $13.78       $15.44        10,174
   01/01/2013 to 12/31/2013...........    $15.44       $17.73         6,222
   01/01/2014 to 12/31/2014...........    $17.73       $18.54         6,168
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.51             0
   01/01/2010 to 12/31/2010...........    $12.51       $14.04             0
   01/01/2011 to 12/31/2011...........    $14.04       $14.33             0
   01/01/2012 to 05/04/2012...........    $14.33       $15.58             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.09           256
   01/01/2010 to 12/31/2010...........    $12.09       $13.38           251
   01/01/2011 to 12/31/2011...........    $13.38       $13.03           200
   01/01/2012 to 12/31/2012...........    $13.03       $14.44           230
   01/01/2013 to 12/31/2013...........    $14.44       $16.75         3,006
   01/01/2014 to 12/31/2014...........    $16.75       $17.58         2,980
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.18         3,261
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.12         5,914
   01/01/2013 to 12/31/2013...........    $10.12       $11.06         4,104
   01/01/2014 to 12/31/2014...........    $11.06       $11.43         4,073

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.51             0
   01/01/2014 to 12/31/2014...........    $10.51       $10.73             0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.55             0
   01/01/2011 to 12/31/2011...........    $11.55       $10.71             0
   01/01/2012 to 12/31/2012...........    $10.71       $11.95             0
   01/01/2013 to 12/31/2013...........    $11.95       $15.48             0
   01/01/2014 to 12/31/2014...........    $15.48       $16.82             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.36         1,897
   01/01/2010 to 12/31/2010...........    $12.36       $13.81        13,851
   01/01/2011 to 12/31/2011...........    $13.81       $13.28         9,607
   01/01/2012 to 12/31/2012...........    $13.28       $14.89        11,514
   01/01/2013 to 12/31/2013...........    $14.89       $18.00         7,030
   01/01/2014 to 12/31/2014...........    $18.00       $18.98         6,525
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.68             0
   01/01/2014 to 12/31/2014...........    $11.68       $13.08             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.57           460
   01/01/2010 to 12/31/2010...........    $14.57       $18.48           459
   01/01/2011 to 12/31/2011...........    $18.48       $19.41            76
   01/01/2012 to 12/31/2012...........    $19.41       $22.07            76
   01/01/2013 to 12/31/2013...........    $22.07       $22.43            81
   01/01/2014 to 12/31/2014...........    $22.43       $28.94            65
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.70             0
   01/01/2014 to 12/31/2014...........    $ 9.70       $10.05             0
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.35           374
   01/01/2010 to 12/31/2010...........    $12.35       $13.92           896
   01/01/2011 to 12/31/2011...........    $13.92       $13.51           673
   01/01/2012 to 12/31/2012...........    $13.51       $14.73         6,180
   01/01/2013 to 12/31/2013...........    $14.73       $16.66           895
   01/01/2014 to 12/31/2014...........    $16.66       $16.93           892

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.02          933
   01/01/2010 to 12/31/2010...........    $12.02       $13.43        1,499
   01/01/2011 to 12/31/2011...........    $13.43       $12.90        1,058
   01/01/2012 to 12/31/2012...........    $12.90       $14.45        1,405
   01/01/2013 to 12/31/2013...........    $14.45       $16.98        1,506
   01/01/2014 to 12/31/2014...........    $16.98       $17.69        1,490
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.76        6,577
   01/01/2013 to 12/31/2013...........    $10.76       $13.20        3,257
   01/01/2014 to 12/31/2014...........    $13.20       $13.42        3,229
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.83        4,292
   01/01/2014 to 12/31/2014...........    $10.83       $10.95        4,260
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.99            0
   01/01/2010 to 12/31/2010...........    $13.99       $16.58            0
   01/01/2011 to 12/31/2011...........    $16.58       $15.51            0
   01/01/2012 to 12/31/2012...........    $15.51       $19.39          276
   01/01/2013 to 12/31/2013...........    $19.39       $19.94          394
   01/01/2014 to 12/31/2014...........    $19.94       $22.38          371
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.89          167
   01/01/2010 to 12/31/2010...........    $12.89       $14.01          501
   01/01/2011 to 12/31/2011...........    $14.01       $13.26          502
   01/01/2012 to 12/31/2012...........    $13.26       $15.66          984
   01/01/2013 to 12/31/2013...........    $15.66       $20.02        1,003
   01/01/2014 to 02/07/2014...........    $20.02       $19.70            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.26          610
   01/01/2010 to 12/31/2010...........    $12.26       $13.63          598
   01/01/2011 to 12/31/2011...........    $13.63       $12.70            0
   01/01/2012 to 12/31/2012...........    $12.70       $14.97          523
   01/01/2013 to 12/31/2013...........    $14.97       $19.70          602
   01/01/2014 to 12/31/2014...........    $19.70       $21.97          581
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.54        1,436
   01/01/2010 to 12/31/2010...........    $13.54       $15.99        1,342
   01/01/2011 to 12/31/2011...........    $15.99       $15.29          631
   01/01/2012 to 12/31/2012...........    $15.29       $18.02          948
   01/01/2013 to 12/31/2013...........    $18.02       $23.48          922
   01/01/2014 to 12/31/2014...........    $23.48       $25.81          568

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.91             0
   01/01/2010 to 12/31/2010...........    $11.91       $13.10             0
   01/01/2011 to 12/31/2011...........    $13.10       $12.84             0
   01/01/2012 to 12/31/2012...........    $12.84       $13.94             0
   01/01/2013 to 12/31/2013...........    $13.94       $15.09             0
   01/01/2014 to 12/31/2014...........    $15.09       $15.47             0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.81         1,267
   01/01/2010 to 12/31/2010...........    $12.81       $16.01         1,281
   01/01/2011 to 12/31/2011...........    $16.01       $15.98           641
   01/01/2012 to 12/31/2012...........    $15.98       $18.22           662
   01/01/2013 to 12/31/2013...........    $18.22       $24.92           555
   01/01/2014 to 12/31/2014...........    $24.92       $26.33           336
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.81             0
   01/01/2010 to 12/31/2010...........    $12.81       $14.20             0
   01/01/2011 to 12/31/2011...........    $14.20       $13.92             0
   01/01/2012 to 12/31/2012...........    $13.92       $15.56             0
   01/01/2013 to 12/31/2013...........    $15.56       $20.64             0
   01/01/2014 to 12/31/2014...........    $20.64       $20.66             0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.57            96
   01/01/2010 to 12/31/2010...........    $12.57       $14.06         4,780
   01/01/2011 to 12/31/2011...........    $14.06       $14.30         9,406
   01/01/2012 to 12/31/2012...........    $14.30       $16.04         9,037
   01/01/2013 to 12/31/2013...........    $16.04       $16.94        13,411
   01/01/2014 to 12/31/2014...........    $16.94       $17.13           278
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.33           218
   01/01/2010 to 12/31/2010...........    $13.33       $15.04           626
   01/01/2011 to 12/31/2011...........    $15.04       $12.91           693
   01/01/2012 to 12/31/2012...........    $12.91       $15.31           662
   01/01/2013 to 12/31/2013...........    $15.31       $17.96           620
   01/01/2014 to 12/31/2014...........    $17.96       $16.72           675
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.16             0
   01/01/2010 to 12/31/2010...........    $13.16       $14.40             0
   01/01/2011 to 12/31/2011...........    $14.40       $12.41             0
   01/01/2012 to 12/31/2012...........    $12.41       $14.27             0
   01/01/2013 to 12/31/2013...........    $14.27       $16.81             0
   01/01/2014 to 12/31/2014...........    $16.81       $15.45             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.89             0
   01/01/2010 to 12/31/2010...........    $10.89       $11.89             0
   01/01/2011 to 12/31/2011...........    $11.89       $13.18        15,355
   01/01/2012 to 12/31/2012...........    $13.18       $14.21         7,000
   01/01/2013 to 12/31/2013...........    $14.21       $13.56         3,285
   01/01/2014 to 12/31/2014...........    $13.56       $14.26         2,091
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.30           858
   01/01/2010 to 12/31/2010...........    $12.30       $13.80         1,023
   01/01/2011 to 12/31/2011...........    $13.80       $13.52         1,591
   01/01/2012 to 12/31/2012...........    $13.52       $15.13             0
   01/01/2013 to 12/31/2013...........    $15.13       $17.34             0
   01/01/2014 to 12/31/2014...........    $17.34       $18.18             0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.65         1,300
   01/01/2010 to 12/31/2010...........    $13.65       $14.41         1,325
   01/01/2011 to 12/31/2011...........    $14.41       $12.90             0
   01/01/2012 to 12/31/2012...........    $12.90       $15.50             0
   01/01/2013 to 12/31/2013...........    $15.50       $17.63             0
   01/01/2014 to 12/31/2014...........    $17.63       $16.26             0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.72         1,071
   01/01/2010 to 12/31/2010...........    $11.72       $12.39         1,106
   01/01/2011 to 12/31/2011...........    $12.39       $12.24         1,003
   01/01/2012 to 12/31/2012...........    $12.24       $13.36         1,126
   01/01/2013 to 12/31/2013...........    $13.36       $14.61         4,714
   01/01/2014 to 12/31/2014...........    $14.61       $15.19         4,338
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.29             0
   01/01/2011 to 12/31/2011...........    $11.29       $11.20             0
   01/01/2012 to 12/31/2012...........    $11.20       $12.72             0
   01/01/2013 to 12/31/2013...........    $12.72       $17.11             0
   01/01/2014 to 12/31/2014...........    $17.11       $18.46             0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.79             0
   01/01/2010 to 12/31/2010...........    $12.79       $14.26             0
   01/01/2011 to 12/31/2011...........    $14.26       $13.47             0
   01/01/2012 to 12/31/2012...........    $13.47       $15.51             0
   01/01/2013 to 12/31/2013...........    $15.51       $21.38             0
   01/01/2014 to 12/31/2014...........    $21.38       $23.97             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.77            43
   01/01/2010 to 12/31/2010...........    $12.77       $15.07            41
   01/01/2011 to 12/31/2011...........    $15.07       $14.72            40
   01/01/2012 to 12/31/2012...........    $14.72       $16.28             0
   01/01/2013 to 12/31/2013...........    $16.28       $21.92             0
   01/01/2014 to 12/31/2014...........    $21.92       $23.89           880
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.14           115
   01/01/2010 to 12/31/2010...........    $12.14       $13.56         4,842
   01/01/2011 to 12/31/2011...........    $13.56       $14.73           101
   01/01/2012 to 12/31/2012...........    $14.73       $15.37           101
   01/01/2013 to 12/31/2013...........    $15.37       $14.85             0
   01/01/2014 to 12/31/2014...........    $14.85       $15.57             0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.42         1,396
   01/01/2010 to 12/31/2010...........    $13.42       $14.82         1,383
   01/01/2011 to 12/31/2011...........    $14.82       $14.15           451
   01/01/2012 to 12/31/2012...........    $14.15       $17.16           924
   01/01/2013 to 12/31/2013...........    $17.16       $21.59           980
   01/01/2014 to 12/31/2014...........    $21.59       $22.05           749
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.20         1,165
   01/01/2010 to 12/31/2010...........    $12.20       $13.56         1,156
   01/01/2011 to 12/31/2011...........    $13.56       $13.29           520
   01/01/2012 to 12/31/2012...........    $13.29       $15.33           510
   01/01/2013 to 12/31/2013...........    $15.33       $20.66           452
   01/01/2014 to 12/31/2014...........    $20.66       $22.13           184
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.20             0
   01/01/2013 to 12/31/2013...........    $10.20       $13.53             0
   01/01/2014 to 12/31/2014...........    $13.53       $14.69             0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.29             0
   01/01/2010 to 12/31/2010...........    $13.29       $16.19             0
   01/01/2011 to 12/31/2011...........    $16.19       $15.40             0
   01/01/2012 to 12/31/2012...........    $15.40       $17.97             0
   01/01/2013 to 12/31/2013...........    $17.97       $23.45             0
   01/01/2014 to 12/31/2014...........    $23.45       $26.57             0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.91         5,699
   01/01/2010 to 12/31/2010...........    $ 9.91       $ 9.77         5,729
   01/01/2011 to 12/31/2011...........    $ 9.77       $ 9.63         4,413
   01/01/2012 to 12/31/2012...........    $ 9.63       $ 9.49         4,146
   01/01/2013 to 12/31/2013...........    $ 9.49       $ 9.35         1,741
   01/01/2014 to 12/31/2014...........    $ 9.35       $ 9.22        26,616

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.13       $13.77         103
    01/01/2010 to 12/31/2010.........    $13.77       $16.76         279
    01/01/2011 to 12/31/2011.........    $16.76       $16.10         275
    01/01/2012 to 12/31/2012.........    $16.10       $18.59         270
    01/01/2013 to 12/31/2013.........    $18.59       $26.01         213
    01/01/2014 to 12/31/2014.........    $26.01       $29.29         193
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.07           0
    01/01/2012 to 12/31/2012.........    $10.07       $10.41           0
    01/01/2013 to 12/31/2013.........    $10.41       $ 9.97           0
    01/01/2014 to 12/31/2014.........    $ 9.97       $10.33           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $12.42           0
    01/01/2010 to 12/31/2010.........    $12.42       $15.74           0
    01/01/2011 to 12/31/2011.........    $15.74       $15.78           0
    01/01/2012 to 12/31/2012.........    $15.78       $17.47           0
    01/01/2013 to 12/31/2013.........    $17.47       $22.84           0
    01/01/2014 to 12/31/2014.........    $22.84       $24.29           0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.93       $12.12           0
    01/01/2010 to 12/31/2010.........    $12.12       $14.36           0
    01/01/2011 to 04/29/2011.........    $14.36       $16.12           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.34           0
    01/01/2013 to 12/31/2013.........    $10.34       $12.12           0
    01/01/2014 to 12/31/2014.........    $12.12       $12.55           0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $14.86         688
    01/01/2010 to 12/31/2010.........    $14.86       $17.90         619
    01/01/2011 to 12/31/2011.........    $17.90       $14.07           0
    01/01/2012 to 12/31/2012.........    $14.07       $16.35           0
    01/01/2013 to 12/31/2013.........    $16.35       $16.15           0
    01/01/2014 to 12/31/2014.........    $16.15       $15.17           0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $10.53         459
    01/01/2010 to 12/31/2010.........    $10.53       $10.78         503
    01/01/2011 to 12/31/2011.........    $10.78       $10.86         463
    01/01/2012 to 12/31/2012.........    $10.86       $11.21         543
    01/01/2013 to 12/31/2013.........    $11.21       $10.80         638
    01/01/2014 to 12/31/2014.........    $10.80       $10.64         188

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $11.10         9,604
    01/01/2010 to 12/31/2010.........    $11.10       $11.78        10,836
    01/01/2011 to 12/31/2011.........    $11.78       $11.98         6,186
    01/01/2012 to 12/31/2012.........    $11.98       $12.91        10,044
    01/01/2013 to 12/31/2013.........    $12.91       $12.48         6,046
    01/01/2014 to 12/31/2014.........    $12.48       $12.82         5,649
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $11.66         5,716
    01/01/2010 to 12/31/2010.........    $11.66       $12.70           264
    01/01/2011 to 12/31/2011.........    $12.70       $12.64           206
    01/01/2012 to 12/31/2012.........    $12.64       $13.75           240
    01/01/2013 to 12/31/2013.........    $13.75       $14.80           254
    01/01/2014 to 12/31/2014.........    $14.80       $15.43           252
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.07             0
    01/01/2012 to 12/31/2012.........    $10.07       $10.63             0
    01/01/2013 to 12/31/2013.........    $10.63       $10.24             0
    01/01/2014 to 12/31/2014.........    $10.24       $10.70             0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $12.21         2,256
    01/01/2010 to 12/31/2010.........    $12.21       $14.32         6,730
    01/01/2011 to 12/31/2011.........    $14.32       $13.23         5,670
    01/01/2012 to 12/31/2012.........    $13.23       $14.73        11,725
    01/01/2013 to 12/31/2013.........    $14.73       $16.99         9,653
    01/01/2014 to 12/31/2014.........    $16.99       $18.28         9,557
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $12.86             0
    01/01/2010 to 12/31/2010.........    $12.86       $14.58             0
    01/01/2011 to 12/31/2011.........    $14.58       $14.87             0
    01/01/2012 to 12/31/2012.........    $14.87       $17.41           150
    01/01/2013 to 12/31/2013.........    $17.41       $22.72           173
    01/01/2014 to 12/31/2014.........    $22.72       $26.24           161
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.91             0
    01/01/2012 to 12/31/2012.........    $ 8.91       $ 9.94             0
    01/01/2013 to 12/31/2013.........    $ 9.94       $11.99             0
    01/01/2014 to 12/31/2014.........    $11.99       $12.58             0
 AST RCM WORLD TRENDS PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $11.99             0
    01/01/2010 to 12/31/2010.........    $11.99       $13.22             0
    01/01/2011 to 12/31/2011.........    $13.22       $12.79             0
    01/01/2012 to 12/31/2012.........    $12.79       $13.90             0
    01/01/2013 to 12/31/2013.........    $13.90       $15.41             0
    01/01/2014 to 12/31/2014.........    $15.41       $15.96             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $12.40            0
    01/01/2010 to 12/31/2010.........    $12.40       $13.97        3,897
    01/01/2011 to 12/31/2011.........    $13.97       $13.44        2,683
    01/01/2012 to 12/31/2012.........    $13.44       $15.35        1,599
    01/01/2013 to 12/31/2013.........    $15.35       $17.86        4,316
    01/01/2014 to 12/31/2014.........    $17.86       $18.55        4,279
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.08       $12.44        5,719
    01/01/2010 to 12/31/2010.........    $12.44       $13.71        6,512
    01/01/2011 to 12/31/2011.........    $13.71       $13.05        4,545
    01/01/2012 to 12/31/2012.........    $13.05       $14.29        2,954
    01/01/2013 to 12/31/2013.........    $14.29       $16.11          520
    01/01/2014 to 12/31/2014.........    $16.11       $16.36          521
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $13.04            0
    01/01/2010 to 12/31/2010.........    $13.04       $17.03            0
    01/01/2011 to 12/31/2011.........    $17.03       $14.58            0
    01/01/2012 to 12/31/2012.........    $14.58       $17.26          308
    01/01/2013 to 12/31/2013.........    $17.26       $23.95          335
    01/01/2014 to 12/31/2014.........    $23.95       $24.77          346
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.01       $13.19            0
    01/01/2010 to 12/31/2010.........    $13.19       $17.73            0
    01/01/2011 to 12/31/2011.........    $17.73       $17.30            0
    01/01/2012 to 12/31/2012.........    $17.30       $19.13            0
    01/01/2013 to 12/31/2013.........    $19.13       $25.48            0
    01/01/2014 to 12/31/2014.........    $25.48       $26.07            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.98       $13.00            0
    01/01/2010 to 12/31/2010.........    $13.00       $16.14            0
    01/01/2011 to 12/31/2011.........    $16.14       $14.95            0
    01/01/2012 to 12/31/2012.........    $14.95       $17.41            0
    01/01/2013 to 12/31/2013.........    $17.41       $23.58            0
    01/01/2014 to 12/31/2014.........    $23.58       $24.46            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.04       $12.20         5,249
    01/01/2010 to 12/31/2010.........    $12.20       $13.41           623
    01/01/2011 to 12/31/2011.........    $13.41       $13.48           457
    01/01/2012 to 12/31/2012.........    $13.48       $15.07           633
    01/01/2013 to 12/31/2013.........    $15.07       $17.35         3,233
    01/01/2014 to 12/31/2014.........    $17.35       $18.11         3,207
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.10       $12.96           221
    01/01/2010 to 12/31/2010.........    $12.96       $14.46           648
    01/01/2011 to 12/31/2011.........    $14.46       $14.02           632
    01/01/2012 to 12/31/2012.........    $14.02       $16.20           618
    01/01/2013 to 12/31/2013.........    $16.20       $20.70           534
    01/01/2014 to 12/31/2014.........    $20.70       $21.93           514
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $13.22           570
    01/01/2010 to 12/31/2010.........    $13.22       $15.08           538
    01/01/2011 to 12/31/2011.........    $15.08       $14.61             0
    01/01/2012 to 12/31/2012.........    $14.61       $16.93             0
    01/01/2013 to 12/31/2013.........    $16.93       $24.03             0
    01/01/2014 to 12/31/2014.........    $24.03       $25.66             0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.30       $13.81           535
    01/01/2010 to 12/31/2010.........    $13.81       $16.40           497
    01/01/2011 to 12/31/2011.........    $16.40       $13.75            83
    01/01/2012 to 12/31/2012.........    $13.75       $14.04         4,123
    01/01/2013 to 12/31/2013.........    $14.04       $15.96             0
    01/01/2014 to 12/31/2014.........    $15.96       $14.42             0
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.02       $11.15           608
    01/01/2010 to 12/31/2010.........    $11.15       $11.62           647
    01/01/2011 to 12/31/2011.........    $11.62       $11.93            50
    01/01/2012 to 12/31/2012.........    $11.93       $12.37             0
    01/01/2013 to 12/31/2013.........    $12.37       $11.73             0
    01/01/2014 to 12/31/2014.........    $11.73       $11.62             0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $12.82             0
    01/01/2010 to 12/31/2010.........    $12.82       $14.48             0
    01/01/2011 to 12/31/2011.........    $14.48       $13.78             0
    01/01/2012 to 12/31/2012.........    $13.78       $15.07             0
    01/01/2013 to 12/31/2013.........    $15.07       $17.90        17,139
    01/01/2014 to 12/31/2014.........    $17.90       $18.61        17,002
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 9.99       $10.80           531
    01/01/2010 to 12/31/2010.........    $10.80       $11.48         1,636
    01/01/2011 to 12/31/2011.........    $11.48       $11.99         1,499
    01/01/2012 to 12/31/2012.........    $11.99       $12.75         1,573
    01/01/2013 to 12/31/2013.........    $12.75       $12.37         1,763
    01/01/2014 to 12/31/2014.........    $12.37       $13.07         1,750

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA GROWTH FUND
    05/01/2009 to 12/31/2009.........    $10.04       $12.69            0
    01/01/2010 to 07/16/2010.........    $12.69       $12.44            0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    05/01/2009 to 12/31/2009.........    $10.05       $12.79            0
    01/01/2010 to 07/16/2010.........    $12.79       $12.16            0
 EVERGREEN VA OMEGA FUND
    05/01/2009 to 12/31/2009.........    $ 9.89       $12.90            0
    01/01/2010 to 07/16/2010.........    $12.90       $12.06            0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.10       $13.33            0
    01/01/2010 to 12/31/2010.........    $13.33       $15.63            0
    01/01/2011 to 12/31/2011.........    $15.63       $13.73            0
    01/01/2012 to 12/31/2012.........    $13.73       $15.40            0
    01/01/2013 to 12/31/2013.........    $15.40       $19.89            0
    01/01/2014 to 04/25/2014.........    $19.89       $20.52            0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........    $10.07       $12.88        2,101
    01/01/2010 to 12/31/2010.........    $12.88       $13.99        2,682
    01/01/2011 to 12/31/2011.........    $13.99       $13.56        2,750
    01/01/2012 to 09/21/2012.........    $13.56       $15.21            0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.06       $14.55            0
    01/01/2010 to 12/31/2010.........    $14.55       $15.74            0
    01/01/2011 to 12/31/2011.........    $15.74       $14.35            0
    01/01/2012 to 12/31/2012.........    $14.35       $17.73            0
    01/01/2013 to 12/31/2013.........    $17.73       $19.97            0
    01/01/2014 to 04/25/2014.........    $19.97       $19.56            0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.18            0
    01/01/2012 to 04/27/2012.........    $ 8.18       $ 9.28            0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.13            0
    01/01/2012 to 12/31/2012.........    $ 9.13       $10.69            0
    01/01/2013 to 12/31/2013.........    $10.69       $13.80            0
    01/01/2014 to 12/31/2014.........    $13.80       $15.35            0
 INVESCO V.I. DYNAMICS FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $10.04       $13.21            0
    01/01/2010 to 12/31/2010.........    $13.21       $16.12            0
    01/01/2011 to 04/29/2011.........    $16.12       $17.96            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $10.00       $14.05          0
    01/01/2010 to 12/31/2010.........    $14.05       $15.28          0
    01/01/2011 to 04/29/2011.........    $15.28       $16.13          0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    05/01/2009 to 12/31/2009.........    $ 9.95       $12.81          0
    01/01/2010 to 12/31/2010.........    $12.81       $13.29          0
    01/01/2011 to 12/31/2011.........    $13.29       $13.61          0
    01/01/2012 to 12/31/2012.........    $13.61       $16.22          0
    01/01/2013 to 12/31/2013.........    $16.22       $22.47          0
    01/01/2014 to 12/31/2014.........    $22.47       $26.50          0
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.78          0
    01/01/2013 to 12/31/2013.........    $ 9.78       $13.21          0
    01/01/2014 to 12/31/2014.........    $13.21       $14.06          0
 NVIT DEVELOPING MARKETS FUND
    05/01/2009 to 12/31/2009.........    $10.12       $14.57          0
    01/01/2010 to 12/31/2010.........    $14.57       $16.68          0
    01/01/2011 to 12/31/2011.........    $16.68       $12.75          0
    01/01/2012 to 12/31/2012.........    $12.75       $14.68          0
    01/01/2013 to 12/31/2013.........    $14.68       $14.47          0
    01/01/2014 to 12/31/2014.........    $14.47       $13.43          0
 PROFUND VP ASIA 30
    05/01/2009 to 12/31/2009.........    $10.20       $14.07          0
    01/01/2010 to 12/31/2010.........    $14.07       $15.80          0
    01/01/2011 to 12/31/2011.........    $15.80       $11.37          0
    01/01/2012 to 12/31/2012.........    $11.37       $12.93          0
    01/01/2013 to 12/31/2013.........    $12.93       $14.65          0
    01/01/2014 to 12/31/2014.........    $14.65       $14.22          0
 PROFUND VP BANKS
    05/01/2009 to 12/31/2009.........    $ 9.77       $12.57          0
    01/01/2010 to 12/31/2010.........    $12.57       $13.42          0
    01/01/2011 to 12/31/2011.........    $13.42       $ 9.68          0
    01/01/2012 to 12/31/2012.........    $ 9.68       $12.73          0
    01/01/2013 to 12/31/2013.........    $12.73       $16.74          0
    01/01/2014 to 12/31/2014.........    $16.74       $18.21          0
 PROFUND VP BASIC MATERIALS
    05/01/2009 to 12/31/2009.........    $10.15       $14.36          0
    01/01/2010 to 12/31/2010.........    $14.36       $18.35          0
    01/01/2011 to 12/31/2011.........    $18.35       $15.16          0
    01/01/2012 to 12/31/2012.........    $15.16       $16.21          0
    01/01/2013 to 12/31/2013.........    $16.21       $18.92          0
    01/01/2014 to 12/31/2014.........    $18.92       $18.96          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BEAR
    05/01/2009 to 12/31/2009.........    $ 9.94       $ 7.36           0
    01/01/2010 to 12/31/2010.........    $ 7.36       $ 5.96           0
    01/01/2011 to 12/31/2011.........    $ 5.96       $ 5.35           0
    01/01/2012 to 12/31/2012.........    $ 5.35       $ 4.40           0
    01/01/2013 to 12/31/2013.........    $ 4.40       $ 3.19           0
    01/01/2014 to 12/31/2014.........    $ 3.19       $ 2.69           0
 PROFUND VP BULL
    05/01/2009 to 12/31/2009.........    $10.05       $12.72           0
    01/01/2010 to 12/31/2010.........    $12.72       $14.12           0
    01/01/2011 to 12/31/2011.........    $14.12       $13.91           0
    01/01/2012 to 12/31/2012.........    $13.91       $15.61           0
    01/01/2013 to 12/31/2013.........    $15.61       $19.97           0
    01/01/2014 to 12/31/2014.........    $19.97       $21.93           0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.03       $12.62           0
    01/01/2010 to 12/31/2010.........    $12.62       $14.60           0
    01/01/2011 to 12/31/2011.........    $14.60       $15.39           0
    01/01/2012 to 12/31/2012.........    $15.39       $16.81           0
    01/01/2013 to 12/31/2013.........    $16.81       $21.28         616
    01/01/2014 to 12/31/2014.........    $21.28       $23.12         622
 PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009.........    $ 9.95       $12.36           0
    01/01/2010 to 12/31/2010.........    $12.36       $14.78           0
    01/01/2011 to 12/31/2011.........    $14.78       $15.37           0
    01/01/2012 to 12/31/2012.........    $15.37       $18.50         504
    01/01/2013 to 12/31/2013.........    $18.50       $25.50         520
    01/01/2014 to 12/31/2014.........    $25.50       $28.26         517
 PROFUND VP EUROPE 30
    05/01/2009 to 12/31/2009.........    $10.15       $13.70           0
    01/01/2010 to 12/31/2010.........    $13.70       $13.85           0
    01/01/2011 to 12/31/2011.........    $13.85       $12.44           0
    01/01/2012 to 12/31/2012.........    $12.44       $14.29           0
    01/01/2013 to 12/31/2013.........    $14.29       $17.13           0
    01/01/2014 to 12/31/2014.........    $17.13       $15.43           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009.........    $ 9.83       $12.93           0
    01/01/2010 to 12/31/2010.........    $12.93       $14.14           0
    01/01/2011 to 12/31/2011.........    $14.14       $12.01           0
    01/01/2012 to 12/31/2012.........    $12.01       $14.76         642
    01/01/2013 to 12/31/2013.........    $14.76       $19.21         689
    01/01/2014 to 12/31/2014.........    $19.21       $21.38         678
 PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009.........    $ 9.98       $12.84           0
    01/01/2010 to 12/31/2010.........    $12.84       $13.01           0
    01/01/2011 to 12/31/2011.........    $13.01       $14.12           0
    01/01/2012 to 12/31/2012.........    $14.12       $16.34         566
    01/01/2013 to 12/31/2013.........    $16.34       $22.51         588
    01/01/2014 to 12/31/2014.........    $22.51       $27.44         516
 PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009.........    $10.11       $12.84           0
    01/01/2010 to 12/31/2010.........    $12.84       $15.65           0
    01/01/2011 to 12/31/2011.........    $15.65       $15.15           0
    01/01/2012 to 12/31/2012.........    $15.15       $17.29           0
    01/01/2013 to 12/31/2013.........    $17.29       $23.55         568
    01/01/2014 to 12/31/2014.........    $23.55       $24.50         589
 PROFUND VP JAPAN
    05/01/2009 to 12/31/2009.........    $10.22       $11.41           0
    01/01/2010 to 12/31/2010.........    $11.41       $10.51           0
    01/01/2011 to 12/31/2011.........    $10.51       $ 8.44           0
    01/01/2012 to 12/31/2012.........    $ 8.44       $10.23           0
    01/01/2013 to 12/31/2013.........    $10.23       $14.94           0
    01/01/2014 to 12/31/2014.........    $14.94       $15.20           0
 PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009.........    $10.07       $12.70           0
    01/01/2010 to 12/31/2010.........    $12.70       $14.16           0
    01/01/2011 to 12/31/2011.........    $14.16       $14.39           0
    01/01/2012 to 12/31/2012.........    $14.39       $15.99           0
    01/01/2013 to 12/31/2013.........    $15.99       $20.59           0
    01/01/2014 to 12/31/2014.........    $20.59       $22.91           0
 PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009.........    $10.03       $12.75           0
    01/01/2010 to 12/31/2010.........    $12.75       $14.19           0
    01/01/2011 to 12/31/2011.........    $14.19       $13.80           0
    01/01/2012 to 12/31/2012.........    $13.80       $15.70           0
    01/01/2013 to 12/31/2013.........    $15.70       $20.10           0
    01/01/2014 to 12/31/2014.........    $20.10       $21.88           0
 PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009.........    $ 9.99       $12.72           0
    01/01/2010 to 12/31/2010.........    $12.72       $16.10           0
    01/01/2011 to 12/31/2011.........    $16.10       $15.41           0
    01/01/2012 to 12/31/2012.........    $15.41       $17.52           0
    01/01/2013 to 12/31/2013.........    $17.52       $22.53           0
    01/01/2014 to 12/31/2014.........    $22.53       $23.51           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009.........    $ 9.92       $12.82           0
    01/01/2010 to 12/31/2010.........    $12.82       $15.22           0
    01/01/2011 to 12/31/2011.........    $15.22       $14.41           0
    01/01/2012 to 12/31/2012.........    $14.41       $16.55           0
    01/01/2013 to 12/31/2013.........    $16.55       $21.56           0
    01/01/2014 to 12/31/2014.........    $21.56       $23.41           0
 PROFUND VP NASDAQ-100
    05/01/2009 to 12/31/2009.........    $10.01       $13.11           0
    01/01/2010 to 12/31/2010.........    $13.11       $15.27           0
    01/01/2011 to 12/31/2011.........    $15.27       $15.27           0
    01/01/2012 to 12/31/2012.........    $15.27       $17.49           0
    01/01/2013 to 12/31/2013.........    $17.49       $23.15           0
    01/01/2014 to 12/31/2014.........    $23.15       $26.69           0
 PROFUND VP OIL & GAS
    05/01/2009 to 12/31/2009.........    $10.30       $11.98           0
    01/01/2010 to 12/31/2010.........    $11.98       $13.91           0
    01/01/2011 to 12/31/2011.........    $13.91       $14.01           0
    01/01/2012 to 12/31/2012.........    $14.01       $14.21           0
    01/01/2013 to 12/31/2013.........    $14.21       $17.38           0
    01/01/2014 to 12/31/2014.........    $17.38       $15.26           0
 PROFUND VP PHARMACEUTICALS
    05/01/2009 to 12/31/2009.........    $10.02       $13.15           0
    01/01/2010 to 12/31/2010.........    $13.15       $13.02           0
    01/01/2011 to 12/31/2011.........    $13.02       $14.90           0
    01/01/2012 to 12/31/2012.........    $14.90       $16.42           0
    01/01/2013 to 12/31/2013.........    $16.42       $21.30           0
    01/01/2014 to 12/31/2014.........    $21.30       $25.06           0
 PROFUND VP PRECIOUS METALS
    05/01/2009 to 12/31/2009.........    $10.01       $13.74           0
    01/01/2010 to 12/31/2010.........    $13.74       $18.00           0
    01/01/2011 to 12/31/2011.........    $18.00       $14.33           0
    01/01/2012 to 12/31/2012.........    $14.33       $12.07           0
    01/01/2013 to 12/31/2013.........    $12.07       $ 7.38           0
    01/01/2014 to 12/31/2014.........    $ 7.38       $ 5.54           0
 PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009.........    $ 9.62       $14.09           0
    01/01/2010 to 12/31/2010.........    $14.09       $17.31           0
    01/01/2011 to 12/31/2011.........    $17.31       $17.87           0
    01/01/2012 to 12/31/2012.........    $17.87       $20.64         463
    01/01/2013 to 12/31/2013.........    $20.64       $20.36           0
    01/01/2014 to 12/31/2014.........    $20.36       $25.08           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP RISING RATES OPPORTUNITY
    05/01/2009 to 12/31/2009.........    $10.11       $10.27           0
    01/01/2010 to 12/31/2010.........    $10.27       $ 8.50           0
    01/01/2011 to 12/31/2011.........    $ 8.50       $ 5.24           0
    01/01/2012 to 12/31/2012.........    $ 5.24       $ 4.80           0
    01/01/2013 to 12/31/2013.........    $ 4.80       $ 5.51           0
    01/01/2014 to 12/31/2014.........    $ 5.51       $ 3.79           0
 PROFUND VP SHORT NASDAQ-100
    05/01/2009 to 12/31/2009.........    $ 9.99       $ 7.13           0
    01/01/2010 to 12/31/2010.........    $ 7.13       $ 5.54           0
    01/01/2011 to 12/31/2011.........    $ 5.54       $ 4.89           0
    01/01/2012 to 12/31/2012.........    $ 4.89       $ 3.91           0
    01/01/2013 to 12/31/2013.........    $ 3.91       $ 2.72           0
    01/01/2014 to 12/31/2014.........    $ 2.72       $ 2.16           0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009.........    $10.01       $12.64           0
    01/01/2010 to 12/31/2010.........    $12.64       $15.66           0
    01/01/2011 to 12/31/2011.........    $15.66       $15.63           0
    01/01/2012 to 12/31/2012.........    $15.63       $17.32           0
    01/01/2013 to 12/31/2013.........    $17.32       $23.98           0
    01/01/2014 to 12/31/2014.........    $23.98       $24.14           0
 PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009.........    $ 9.96       $12.46           0
    01/01/2010 to 12/31/2010.........    $12.46       $14.99           0
    01/01/2011 to 12/31/2011.........    $14.99       $14.17           0
    01/01/2012 to 12/31/2012.........    $14.17       $16.22           0
    01/01/2013 to 12/31/2013.........    $16.22       $22.00           0
    01/01/2014 to 12/31/2014.........    $22.00       $22.95           0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009.........    $10.15       $11.07           0
    01/01/2010 to 12/31/2010.........    $11.07       $12.62           0
    01/01/2011 to 12/31/2011.........    $12.62       $12.67           0
    01/01/2012 to 12/31/2012.........    $12.67       $14.55         637
    01/01/2013 to 12/31/2013.........    $14.55       $16.07           0
    01/01/2014 to 12/31/2014.........    $16.07       $15.92           0
 PROFUND VP U.S. GOVERNMENT PLUS
    05/01/2009 to 12/31/2009.........    $ 9.89       $ 8.95           0
    01/01/2010 to 12/31/2010.........    $ 8.95       $ 9.71           0
    01/01/2011 to 12/31/2011.........    $ 9.71       $13.73           0
    01/01/2012 to 12/31/2012.........    $13.73       $13.66           0
    01/01/2013 to 12/31/2013.........    $13.66       $10.89           0
    01/01/2014 to 12/31/2014.........    $10.89       $14.64           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRAMID-CAP
    05/01/2009 to 12/31/2009.........    $ 9.94       $16.10          0
    01/01/2010 to 12/31/2010.........    $16.10       $23.75          0
    01/01/2011 to 12/31/2011.........    $23.75       $20.21          0
    01/01/2012 to 12/31/2012.........    $20.21       $26.39          0
    01/01/2013 to 12/31/2013.........    $26.39       $44.36          0
    01/01/2014 to 12/31/2014.........    $44.36       $50.43          0
 PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009.........    $10.23       $12.31          0
    01/01/2010 to 12/31/2010.........    $12.31       $12.85          0
    01/01/2011 to 12/31/2011.........    $12.85       $14.88          0
    01/01/2012 to 12/31/2012.........    $14.88       $14.69          0
    01/01/2013 to 12/31/2013.........    $14.69       $16.40          0
    01/01/2014 to 12/31/2014.........    $16.40       $20.35          0
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.14       $13.46          0
    01/01/2010 to 12/31/2010.........    $13.46       $15.13          0
    01/01/2011 to 12/31/2011.........    $15.13       $12.69          0
    01/01/2012 to 12/31/2012.........    $12.69       $15.30          0
    01/01/2013 to 12/31/2013.........    $15.30       $17.92          0
    01/01/2014 to 12/31/2014.........    $17.92       $16.65          0
 S&P TARGET 24 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.00       $12.06          0
    01/01/2010 to 12/31/2010.........    $12.06       $14.18          0
    01/01/2011 to 12/31/2011.........    $14.18       $15.17          0
    01/01/2012 to 12/31/2012.........    $15.17       $16.36          0
    01/01/2013 to 12/31/2013.........    $16.36       $22.93          0
    01/01/2014 to 04/25/2014.........    $22.93       $22.63          0
 TARGET MANAGED VIP PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.00       $12.36          0
    01/01/2010 to 12/31/2010.........    $12.36       $14.51          0
    01/01/2011 to 12/31/2011.........    $14.51       $14.06          0
    01/01/2012 to 12/31/2012.........    $14.06       $15.66          0
    01/01/2013 to 12/31/2013.........    $15.66       $20.96          0
    01/01/2014 to 04/25/2014.........    $20.96       $20.84          0
 THE DOW DART 10 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.14       $13.36          0
    01/01/2010 to 12/31/2010.........    $13.36       $15.37          0
    01/01/2011 to 12/31/2011.........    $15.37       $16.31          0
    01/01/2012 to 12/31/2012.........    $16.31       $17.81          0
    01/01/2013 to 12/31/2013.........    $17.81       $22.96          0
    01/01/2014 to 04/25/2014.........    $22.96       $22.62          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $10.05       $13.78          0
    01/01/2010 to 12/31/2010.........    $13.78       $15.82          0
    01/01/2011 to 12/31/2011.........    $15.82       $16.53          0
    01/01/2012 to 12/31/2012.........    $16.53       $17.19          0
    01/01/2013 to 12/31/2013.........    $17.19       $21.72          0
    01/01/2014 to 04/25/2014.........    $21.72       $22.47          0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    05/01/2009 to 12/31/2009.........    $10.09       $12.33          0
    01/01/2010 to 07/16/2010.........    $12.33       $11.86          0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.18       $14.74          0
    01/01/2011 to 12/31/2011.........    $14.74       $12.67          0
    01/01/2012 to 12/31/2012.........    $12.67       $14.19          0
    01/01/2013 to 12/31/2013.........    $14.19       $16.78          0
    01/01/2014 to 12/31/2014.........    $16.78       $15.66          0
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $11.86       $13.83          0
    01/01/2011 to 12/31/2011.........    $13.83       $13.34          0
    01/01/2012 to 12/31/2012.........    $13.34       $15.70          0
    01/01/2013 to 12/31/2013.........    $15.70       $20.16          0
    01/01/2014 to 12/31/2014.........    $20.16       $21.92          0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.06       $15.23          0
    01/01/2011 to 12/31/2011.........    $15.23       $14.20          0
    01/01/2012 to 12/31/2012.........    $14.20       $16.90          0
    01/01/2013 to 12/31/2013.........    $16.90       $23.35          0
    01/01/2014 to 12/31/2014.........    $23.35       $23.95          0
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.26          0
    01/01/2011 to 12/31/2011.........    $12.26       $11.56          0
    01/01/2012 to 12/31/2012.........    $11.56       $12.31          0
    01/01/2013 to 12/31/2013.........    $12.31       $18.27          0
    01/01/2014 to 12/31/2014.........    $18.27       $17.70          0

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (1.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.57               0
    01/01/2006 to 12/31/2006.........    $10.57       $11.41               0
    01/01/2007 to 12/31/2007.........    $11.41       $11.82               0
    01/01/2008 to 12/31/2008.........    $11.82       $11.11               0
    01/01/2009 to 12/31/2009.........    $11.11       $12.79               0
    01/01/2010 to 12/31/2010.........    $12.79       $14.66               0
    01/01/2011 to 12/31/2011.........    $14.66       $14.84               0
    01/01/2012 to 12/31/2012.........    $14.84       $16.68               0
    01/01/2013 to 12/31/2013.........    $16.68       $18.07               0
    01/01/2014 to 12/31/2014.........    $18.07       $18.22               0
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02         736,943
    01/01/2006 to 12/31/2006.........    $10.02       $11.03       7,117,028
    01/01/2007 to 12/31/2007.........    $11.03       $11.86      10,504,772
    01/01/2008 to 12/31/2008.........    $11.86       $ 7.97       1,262,259
    01/01/2009 to 12/31/2009.........    $ 7.97       $ 9.76       3,603,747
    01/01/2010 to 12/31/2010.........    $ 9.76       $10.76       2,807,816
    01/01/2011 to 12/31/2011.........    $10.76       $10.32       1,829,484
    01/01/2012 to 12/31/2012.........    $10.32       $11.44       1,736,967
    01/01/2013 to 12/31/2013.........    $11.44       $12.39       1,728,158
    01/01/2014 to 12/31/2014.........    $12.39       $12.67       1,664,666
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.67         716,554
    01/01/2007 to 12/31/2007.........    $10.67       $11.51       1,523,109
    01/01/2008 to 12/31/2008.........    $11.51       $ 7.96         614,684
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 9.89       1,457,752
    01/01/2010 to 12/31/2010.........    $ 9.89       $11.08       1,260,896
    01/01/2011 to 12/31/2011.........    $11.08       $10.93         979,057
    01/01/2012 to 12/31/2012.........    $10.93       $12.23       1,041,993
    01/01/2013 to 12/31/2013.........    $12.23       $14.04         914,703
    01/01/2014 to 12/31/2014.........    $14.04       $14.68         923,892

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.36       $15.35              0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.19       $14.61              0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.92       $14.35        272,502
    01/01/2006 to 12/31/2006.........    $14.35       $16.52        261,969
    01/01/2007 to 12/31/2007.........    $16.52       $16.25        270,936
    01/01/2008 to 12/31/2008.........    $16.25       $10.45         30,296
    01/01/2009 to 12/31/2009.........    $10.45       $12.12        112,094
    01/01/2010 to 12/31/2010.........    $12.12       $13.59        108,922
    01/01/2011 to 12/31/2011.........    $13.59       $13.86         59,270
    01/01/2012 to 05/04/2012.........    $13.86       $15.07              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03         50,716
    01/01/2006 to 12/31/2006.........    $10.03       $10.92        832,155
    01/01/2007 to 12/31/2007.........    $10.92       $11.73      1,645,122
    01/01/2008 to 12/31/2008.........    $11.73       $ 8.24        347,116
    01/01/2009 to 12/31/2009.........    $ 8.24       $10.01      2,332,501
    01/01/2010 to 12/31/2010.........    $10.01       $11.07      1,919,500
    01/01/2011 to 12/31/2011.........    $11.07       $10.77      1,156,073
    01/01/2012 to 12/31/2012.........    $10.77       $11.93      1,123,914
    01/01/2013 to 12/31/2013.........    $11.93       $13.83      1,161,351
    01/01/2014 to 12/31/2014.........    $13.83       $14.51      1,024,688
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.18         14,448
    01/01/2012 to 12/31/2012.........    $ 9.18       $10.11         23,794
    01/01/2013 to 12/31/2013.........    $10.11       $11.04         76,753
    01/01/2014 to 12/31/2014.........    $11.04       $11.41        157,913
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.51          2,188
    01/01/2014 to 12/31/2014.........    $10.51       $10.72          8,847
 AST BOND PORTFOLIO 2015
    01/28/2008* to 12/31/2008........    $10.00       $11.33              0
    01/01/2009 to 12/31/2009.........    $11.33       $11.12              0
    01/01/2010 to 12/31/2010.........    $11.12       $11.98              0
    01/01/2011 to 12/31/2011.........    $11.98       $12.55              0
    01/01/2012 to 12/31/2012.........    $12.55       $12.74              0
    01/01/2013 to 12/31/2013.........    $12.74       $12.51          1,597
    01/01/2014 to 12/31/2014.........    $12.51       $12.31          1,512

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.41             0
    01/01/2010 to 12/31/2010.........    $ 9.41       $10.25             0
    01/01/2011 to 12/31/2011.........    $10.25       $11.06             0
    01/01/2012 to 12/31/2012.........    $11.06       $11.35             0
    01/01/2013 to 12/31/2013.........    $11.35       $11.11           413
    01/01/2014 to 12/31/2014.........    $11.11       $10.99             0
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.80        12,675
    01/01/2011 to 12/31/2011.........    $10.80       $11.85         6,115
    01/01/2012 to 12/31/2012.........    $11.85       $12.27        20,709
    01/01/2013 to 12/31/2013.........    $12.27       $11.83         3,474
    01/01/2014 to 12/31/2014.........    $11.83       $11.82           805
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........    $10.00       $12.07             0
    01/01/2009 to 12/31/2009.........    $12.07       $11.17             0
    01/01/2010 to 12/31/2010.........    $11.17       $12.23             0
    01/01/2011 to 12/31/2011.........    $12.23       $13.68        59,843
    01/01/2012 to 12/31/2012.........    $13.68       $14.25        20,844
    01/01/2013 to 12/31/2013.........    $14.25       $13.59         7,412
    01/01/2014 to 12/31/2014.........    $13.59       $13.75        23,989
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........    $10.00       $12.14         4,254
    01/01/2009 to 12/31/2009.........    $12.14       $11.04         4,254
    01/01/2010 to 12/31/2010.........    $11.04       $12.10             0
    01/01/2011 to 12/31/2011.........    $12.10       $13.83             0
    01/01/2012 to 12/31/2012.........    $13.83       $14.42           737
    01/01/2013 to 12/31/2013.........    $14.42       $13.52        10,939
    01/01/2014 to 12/31/2014.........    $13.52       $13.88           991
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.82             0
    01/01/2010 to 12/31/2010.........    $ 8.82       $ 9.71         6,670
    01/01/2011 to 12/31/2011.........    $ 9.71       $11.35             0
    01/01/2012 to 12/31/2012.........    $11.35       $11.89             0
    01/01/2013 to 12/31/2013.........    $11.89       $10.95        57,420
    01/01/2014 to 12/31/2014.........    $10.95       $11.45        39,662
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.04         5,927
    01/01/2011 to 12/31/2011.........    $11.04       $13.08        13,290
    01/01/2012 to 12/31/2012.........    $13.08       $13.76         3,479
    01/01/2013 to 12/31/2013.........    $13.76       $12.61         4,021
    01/01/2014 to 12/31/2014.........    $12.61       $13.37       125,853
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.06        10,896
    01/01/2012 to 12/31/2012.........    $12.06       $12.57        10,872
    01/01/2013 to 12/31/2013.........    $12.57       $11.18        42,070
    01/01/2014 to 12/31/2014.........    $11.18       $12.15        38,179

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........    $10.00       $10.43           2,072
    01/01/2013 to 12/31/2013.........    $10.43       $ 9.23          52,259
    01/01/2014 to 12/31/2014.........    $ 9.23       $10.23          20,394
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........    $10.00       $ 8.78          11,938
    01/01/2014 to 12/31/2014.........    $ 8.78       $ 9.91          92,771
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........    $10.00       $11.34          64,982
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.30               0
    01/01/2010 to 12/31/2010.........    $10.30       $11.54          17,784
    01/01/2011 to 12/31/2011.........    $11.54       $10.70           5,865
    01/01/2012 to 12/31/2012.........    $10.70       $11.93           5,788
    01/01/2013 to 12/31/2013.........    $11.93       $15.45          12,079
    01/01/2014 to 12/31/2014.........    $15.45       $16.78           9,358
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01         568,555
    01/01/2006 to 12/31/2006.........    $10.01       $11.21      11,195,570
    01/01/2007 to 12/31/2007.........    $11.21       $12.11      15,421,278
    01/01/2008 to 12/31/2008.........    $12.11       $ 7.76         887,769
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.58       4,580,938
    01/01/2010 to 12/31/2010.........    $ 9.58       $10.70       3,449,942
    01/01/2011 to 12/31/2011.........    $10.70       $10.28       1,970,751
    01/01/2012 to 12/31/2012.........    $10.28       $11.52       2,137,269
    01/01/2013 to 12/31/2013.........    $11.52       $13.92       2,504,702
    01/01/2014 to 12/31/2014.........    $13.92       $14.67       2,923,296
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.68           3,518
    01/01/2014 to 12/31/2014.........    $11.68       $13.07         101,098
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.00       $21.49         302,348
    01/01/2006 to 12/31/2006.........    $21.49       $28.95         298,492
    01/01/2007 to 12/31/2007.........    $28.95       $22.83         280,863
    01/01/2008 to 12/31/2008.........    $22.83       $14.60          27,985
    01/01/2009 to 12/31/2009.........    $14.60       $18.98          91,102
    01/01/2010 to 12/31/2010.........    $18.98       $24.06          94,164
    01/01/2011 to 12/31/2011.........    $24.06       $25.26          46,252
    01/01/2012 to 12/31/2012.........    $25.26       $28.70          38,890
    01/01/2013 to 12/31/2013.........    $28.70       $29.15          24,625
    01/01/2014 to 12/31/2014.........    $29.15       $37.59          15,179

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.14       $17.09        188,552
    01/01/2006 to 12/31/2006.........    $17.09       $20.19        177,609
    01/01/2007 to 12/31/2007.........    $20.19       $16.35        146,459
    01/01/2008 to 07/18/2008.........    $16.35       $14.99              0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.70          5,223
    01/01/2014 to 12/31/2014.........    $ 9.70       $10.04         21,211
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.59        920,633
    01/01/2007 to 12/31/2007.........    $10.59       $11.33      2,592,217
    01/01/2008 to 12/31/2008.........    $11.33       $ 7.31        251,593
    01/01/2009 to 12/31/2009.........    $ 7.31       $ 8.92      1,229,017
    01/01/2010 to 12/31/2010.........    $ 8.92       $10.04        911,050
    01/01/2011 to 12/31/2011.........    $10.04       $ 9.74        620,879
    01/01/2012 to 12/31/2012.........    $ 9.74       $10.62        631,596
    01/01/2013 to 12/31/2013.........    $10.62       $12.00        612,082
    01/01/2014 to 12/31/2014.........    $12.00       $12.20        630,567
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.00              0
    01/01/2008 to 12/31/2008.........    $10.00       $ 7.17         58,918
    01/01/2009 to 12/31/2009.........    $ 7.17       $ 8.56        254,505
    01/01/2010 to 12/31/2010.........    $ 8.56       $ 9.56        263,943
    01/01/2011 to 12/31/2011.........    $ 9.56       $ 9.18        184,771
    01/01/2012 to 12/31/2012.........    $ 9.18       $10.28        158,269
    01/01/2013 to 12/31/2013.........    $10.28       $12.07        202,114
    01/01/2014 to 12/31/2014.........    $12.07       $12.57        223,202
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.48         26,086
    01/01/2009 to 11/13/2009.........    $ 7.48       $ 8.38              0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.76        538,573
    01/01/2013 to 12/31/2013.........    $10.76       $13.19        529,184
    01/01/2014 to 12/31/2014.........    $13.19       $13.41        504,484
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.83         28,171
    01/01/2014 to 12/31/2014.........    $10.83       $10.94         68,142

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.12            727
    01/01/2009 to 12/31/2009.........    $ 6.12       $ 8.14          5,264
    01/01/2010 to 12/31/2010.........    $ 8.14       $ 9.64         20,842
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 9.02         10,080
    01/01/2012 to 12/31/2012.........    $ 9.02       $11.26         20,321
    01/01/2013 to 12/31/2013.........    $11.26       $11.57         12,503
    01/01/2014 to 12/31/2014.........    $11.57       $12.99         12,241
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.93       $12.14        176,150
    01/01/2006 to 12/31/2006.........    $12.14       $13.15        211,942
    01/01/2007 to 12/31/2007.........    $13.15       $14.77        279,256
    01/01/2008 to 12/31/2008.........    $14.77       $ 8.69         26,348
    01/01/2009 to 12/31/2009.........    $ 8.69       $12.79        141,442
    01/01/2010 to 12/31/2010.........    $12.79       $13.89         76,866
    01/01/2011 to 12/31/2011.........    $13.89       $13.14         40,998
    01/01/2012 to 12/31/2012.........    $13.14       $15.50         25,705
    01/01/2013 to 12/31/2013.........    $15.50       $19.81         25,624
    01/01/2014 to 02/07/2014.........    $19.81       $19.49              0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.03       $14.48      5,238,061
    01/01/2006 to 12/31/2006.........    $14.48       $16.73      3,666,490
    01/01/2007 to 12/31/2007.........    $16.73       $17.32      3,473,856
    01/01/2008 to 12/31/2008.........    $17.32       $10.12        443,322
    01/01/2009 to 12/31/2009.........    $10.12       $11.88      1,542,710
    01/01/2010 to 12/31/2010.........    $11.88       $13.21      1,315,243
    01/01/2011 to 12/31/2011.........    $13.21       $12.29        466,396
    01/01/2012 to 12/31/2012.........    $12.29       $14.49        285,426
    01/01/2013 to 12/31/2013.........    $14.49       $19.06        238,839
    01/01/2014 to 12/31/2014.........    $19.06       $21.24        208,064
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.68       $15.15        974,840
    01/01/2006 to 12/31/2006.........    $15.15       $15.86        775,703
    01/01/2007 to 12/31/2007.........    $15.86       $18.64        724,250
    01/01/2008 to 12/31/2008.........    $18.64       $10.87         59,432
    01/01/2009 to 12/31/2009.........    $10.87       $16.82        289,943
    01/01/2010 to 12/31/2010.........    $16.82       $19.85        203,194
    01/01/2011 to 12/31/2011.........    $19.85       $18.97         67,574
    01/01/2012 to 12/31/2012.........    $18.97       $22.35         61,407
    01/01/2013 to 12/31/2013.........    $22.35       $29.10         57,601
    01/01/2014 to 12/31/2014.........    $29.10       $31.97         36,943
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.17          1,784
    01/01/2008 to 12/31/2008.........    $10.17       $ 7.59         60,517
    01/01/2009 to 12/31/2009.........    $ 7.59       $ 9.23        348,104
    01/01/2010 to 12/31/2010.........    $ 9.23       $10.15        370,691
    01/01/2011 to 12/31/2011.........    $10.15       $ 9.94        238,919
    01/01/2012 to 12/31/2012.........    $ 9.94       $10.79        251,486
    01/01/2013 to 12/31/2013.........    $10.79       $11.67        244,784
    01/01/2014 to 12/31/2014.........    $11.67       $11.96        226,251

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.61       $17.18              0
    01/01/2006 to 12/31/2006.........    $17.18       $19.84              0
    01/01/2007 to 12/31/2007.........    $19.84       $18.54              0
    01/01/2008 to 12/31/2008.........    $18.54       $13.40         19,514
    01/01/2009 to 12/31/2009.........    $13.40       $16.74         44,719
    01/01/2010 to 12/31/2010.........    $16.74       $20.90         79,338
    01/01/2011 to 12/31/2011.........    $20.90       $20.86         25,257
    01/01/2012 to 12/31/2012.........    $20.86       $23.77         29,926
    01/01/2013 to 12/31/2013.........    $23.77       $32.50         27,832
    01/01/2014 to 12/31/2014.........    $32.50       $34.31         17,845
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.49       $15.60        172,943
    01/01/2006 to 12/31/2006.........    $15.60       $18.71        335,345
    01/01/2007 to 12/31/2007.........    $18.71       $18.64        444,416
    01/01/2008 to 12/31/2008.........    $18.64       $11.51         56,513
    01/01/2009 to 12/31/2009.........    $11.51       $13.41        135,555
    01/01/2010 to 12/31/2010.........    $13.41       $14.85        144,676
    01/01/2011 to 12/31/2011.........    $14.85       $14.56         97,717
    01/01/2012 to 12/31/2012.........    $14.56       $16.26         77,006
    01/01/2013 to 12/31/2013.........    $16.26       $21.57         58,724
    01/01/2014 to 12/31/2014.........    $21.57       $21.57         35,750
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.46       $13.40        458,734
    01/01/2006 to 12/31/2006.........    $13.40       $14.57        414,217
    01/01/2007 to 12/31/2007.........    $14.57       $14.71        372,804
    01/01/2008 to 12/31/2008.........    $14.71       $10.78         56,255
    01/01/2009 to 12/31/2009.........    $10.78       $14.40        283,337
    01/01/2010 to 12/31/2010.........    $14.40       $16.10        157,948
    01/01/2011 to 12/31/2011.........    $16.10       $16.36         96,527
    01/01/2012 to 12/31/2012.........    $16.36       $18.35         76,737
    01/01/2013 to 12/31/2013.........    $18.35       $19.37         59,982
    01/01/2014 to 12/31/2014.........    $19.37       $19.57         66,868
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.35       $17.62      2,661,158
    01/01/2006 to 12/31/2006.........    $17.62       $21.00      1,900,964
    01/01/2007 to 12/31/2007.........    $21.00       $24.62      1,697,605
    01/01/2008 to 12/31/2008.........    $24.62       $12.07        219,486
    01/01/2009 to 12/31/2009.........    $12.07       $16.08        783,945
    01/01/2010 to 12/31/2010.........    $16.08       $18.14        644,187
    01/01/2011 to 12/31/2011.........    $18.14       $15.56        237,695
    01/01/2012 to 12/31/2012.........    $15.56       $18.45        135,401
    01/01/2013 to 12/31/2013.........    $18.45       $21.63        122,372
    01/01/2014 to 12/31/2014.........    $21.63       $20.13        112,393

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.40       $17.25        221,219
    01/01/2006 to 12/31/2006.........    $17.25       $21.66        276,622
    01/01/2007 to 12/31/2007.........    $21.66       $25.13        423,852
    01/01/2008 to 12/31/2008.........    $25.13       $13.86         43,027
    01/01/2009 to 12/31/2009.........    $13.86       $17.82        103,064
    01/01/2010 to 12/31/2010.........    $17.82       $19.50         94,961
    01/01/2011 to 12/31/2011.........    $19.50       $16.79         47,290
    01/01/2012 to 12/31/2012.........    $16.79       $19.30         50,310
    01/01/2013 to 12/31/2013.........    $19.30       $22.71         53,507
    01/01/2014 to 12/31/2014.........    $22.71       $20.87         45,928
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.00       $10.75      2,260,847
    01/01/2009 to 12/31/2009.........    $10.75       $11.78        714,433
    01/01/2010 to 12/31/2010.........    $11.78       $12.86        349,323
    01/01/2011 to 12/31/2011.........    $12.86       $14.24      1,683,886
    01/01/2012 to 12/31/2012.........    $14.24       $15.35        774,811
    01/01/2013 to 12/31/2013.........    $15.35       $14.64        161,422
    01/01/2014 to 12/31/2014.........    $14.64       $15.39        111,516
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.19              0
    01/01/2008 to 12/31/2008.........    $10.19       $ 6.96         57,866
    01/01/2009 to 12/31/2009.........    $ 6.96       $ 8.68        569,996
    01/01/2010 to 12/31/2010.........    $ 8.68       $ 9.73        588,503
    01/01/2011 to 12/31/2011.........    $ 9.73       $ 9.53        222,718
    01/01/2012 to 12/31/2012.........    $ 9.53       $10.66        190,012
    01/01/2013 to 12/31/2013.........    $10.66       $12.21        206,059
    01/01/2014 to 12/31/2014.........    $12.21       $12.79        200,787
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.78       $16.16        313,602
    01/01/2006 to 12/31/2006.........    $16.16       $19.55        388,188
    01/01/2007 to 12/31/2007.........    $19.55       $21.07        423,778
    01/01/2008 to 12/31/2008.........    $21.07       $12.16         71,449
    01/01/2009 to 12/31/2009.........    $12.16       $16.28        131,795
    01/01/2010 to 12/31/2010.........    $16.28       $17.19        134,112
    01/01/2011 to 12/31/2011.........    $17.19       $15.38         67,608
    01/01/2012 to 12/31/2012.........    $15.38       $18.47         56,764
    01/01/2013 to 12/31/2013.........    $18.47       $20.99         49,158
    01/01/2014 to 12/31/2014.........    $20.99       $19.36         34,652

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.81       $13.49         37,713
    01/01/2006 to 12/31/2006.........    $13.49       $14.77         67,203
    01/01/2007 to 12/31/2007.........    $14.77       $14.83        200,084
    01/01/2008 to 12/31/2008.........    $14.83       $12.03        267,698
    01/01/2009 to 12/31/2009.........    $12.03       $14.46        769,525
    01/01/2010 to 12/31/2010.........    $14.46       $15.29        706,865
    01/01/2011 to 12/31/2011.........    $15.29       $15.09        527,772
    01/01/2012 to 12/31/2012.........    $15.09       $16.46        537,743
    01/01/2013 to 12/31/2013.........    $16.46       $18.00        431,411
    01/01/2014 to 12/31/2014.........    $18.00       $18.70        400,844
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.29              0
    01/01/2010 to 12/31/2010.........    $10.29       $11.29         22,698
    01/01/2011 to 12/31/2011.........    $11.29       $11.19         24,251
    01/01/2012 to 12/31/2012.........    $11.19       $12.70         27,975
    01/01/2013 to 12/31/2013.........    $12.70       $17.07         23,102
    01/01/2014 to 12/31/2014.........    $17.07       $18.41          6,505
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.30       $13.95        391,304
    01/01/2006 to 12/31/2006.........    $13.95       $16.28        418,800
    01/01/2007 to 12/31/2007.........    $16.28       $15.56        360,373
    01/01/2008 to 12/31/2008.........    $15.56       $ 8.97         82,540
    01/01/2009 to 12/31/2009.........    $ 8.97       $10.55        199,552
    01/01/2010 to 12/31/2010.........    $10.55       $11.76        198,247
    01/01/2011 to 12/31/2011.........    $11.76       $11.10        117,260
    01/01/2012 to 12/31/2012.........    $11.10       $12.77        102,085
    01/01/2013 to 12/31/2013.........    $12.77       $17.60        110,141
    01/01/2014 to 12/31/2014.........    $17.60       $19.72         86,048
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.07       $14.81      5,558,151
    01/01/2006 to 12/31/2006.........    $14.81       $15.64      4,434,214
    01/01/2007 to 12/31/2007.........    $15.64       $17.71      4,017,921
    01/01/2008 to 12/31/2008.........    $17.71       $ 9.83        456,501
    01/01/2009 to 12/31/2009.........    $ 9.83       $12.56      1,600,861
    01/01/2010 to 12/31/2010.........    $12.56       $14.82      1,327,334
    01/01/2011 to 12/31/2011.........    $14.82       $14.47        459,894
    01/01/2012 to 12/31/2012.........    $14.47       $16.00        296,704
    01/01/2013 to 12/31/2013.........    $16.00       $21.52        242,827
    01/01/2014 to 12/31/2014.........    $21.52       $23.45        217,926
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.67       $12.62      1,255,644
    01/01/2006 to 12/31/2006.........    $12.62       $13.65      1,013,491
    01/01/2007 to 12/31/2007.........    $13.65       $14.26        979,275
    01/01/2008 to 12/31/2008.........    $14.26       $10.78        306,278
    01/01/2009 to 12/31/2009.........    $10.78       $14.30        600,007
    01/01/2010 to 12/31/2010.........    $14.30       $15.97        357,716
    01/01/2011 to 12/31/2011.........    $15.97       $17.33        154,942
    01/01/2012 to 12/31/2012.........    $17.33       $18.09        102,954
    01/01/2013 to 12/31/2013.........    $18.09       $17.46         68,600
    01/01/2014 to 12/31/2014.........    $17.46       $18.29         75,763

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.42       $15.28        109,270
    01/01/2006 to 12/31/2006.........    $15.28       $18.71        218,215
    01/01/2007 to 12/31/2007.........    $18.71       $20.16        254,379
    01/01/2008 to 12/31/2008.........    $20.16       $13.10         30,637
    01/01/2009 to 12/31/2009.........    $13.10       $16.98         68,260
    01/01/2010 to 12/31/2010.........    $16.98       $18.74         59,365
    01/01/2011 to 12/31/2011.........    $18.74       $17.88         33,894
    01/01/2012 to 12/31/2012.........    $17.88       $21.67         43,052
    01/01/2013 to 12/31/2013.........    $21.67       $27.25         34,507
    01/01/2014 to 12/31/2014.........    $27.25       $27.81         34,520
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.50       $13.09        423,803
    01/01/2006 to 12/31/2006.........    $13.09       $14.14        348,252
    01/01/2007 to 12/31/2007.........    $14.14       $16.03        351,692
    01/01/2008 to 12/31/2008.........    $16.03       $10.06         74,704
    01/01/2009 to 12/31/2009.........    $10.06       $12.32        138,388
    01/01/2010 to 12/31/2010.........    $12.32       $13.68        121,164
    01/01/2011 to 12/31/2011.........    $13.68       $13.40         72,768
    01/01/2012 to 12/31/2012.........    $13.40       $15.45         52,953
    01/01/2013 to 12/31/2013.........    $15.45       $20.81         41,651
    01/01/2014 to 12/31/2014.........    $20.81       $22.28         31,546
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.20            540
    01/01/2013 to 12/31/2013.........    $10.20       $13.52          3,682
    01/01/2014 to 12/31/2014.........    $13.52       $14.67         13,317
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.27       $15.86         84,264
    01/01/2006 to 12/31/2006.........    $15.86       $17.85        101,373
    01/01/2007 to 12/31/2007.........    $17.85       $18.06        111,487
    01/01/2008 to 12/31/2008.........    $18.06       $11.01         16,776
    01/01/2009 to 12/31/2009.........    $11.01       $15.06         38,380
    01/01/2010 to 12/31/2010.........    $15.06       $18.34         61,575
    01/01/2011 to 12/31/2011.........    $18.34       $17.44         29,727
    01/01/2012 to 12/31/2012.........    $17.44       $20.34         29,981
    01/01/2013 to 12/31/2013.........    $20.34       $26.53         28,811
    01/01/2014 to 12/31/2014.........    $26.53       $30.04         19,842
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.84       $ 9.96      1,280,092
    01/01/2006 to 12/31/2006.........    $ 9.96       $10.26      2,006,434
    01/01/2007 to 12/31/2007.........    $10.26       $10.60      2,126,726
    01/01/2008 to 12/31/2008.........    $10.60       $10.70      3,923,612
    01/01/2009 to 12/31/2009.........    $10.70       $10.57      9,356,356
    01/01/2010 to 12/31/2010.........    $10.57       $10.41      4,514,743
    01/01/2011 to 12/31/2011.........    $10.41       $10.26      2,469,055
    01/01/2012 to 12/31/2012.........    $10.26       $10.10      1,788,191
    01/01/2013 to 12/31/2013.........    $10.10       $ 9.95      1,064,476
    01/01/2014 to 12/31/2014.........    $ 9.95       $ 9.80        517,455

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.22       $17.90      1,435,582
   01/01/2006 to 12/31/2006...........    $17.90       $19.53      1,220,026
   01/01/2007 to 12/31/2007...........    $19.53       $19.84      1,208,758
   01/01/2008 to 12/31/2008...........    $19.84       $11.29        131,484
   01/01/2009 to 12/31/2009...........    $11.29       $15.64        360,015
   01/01/2010 to 12/31/2010...........    $15.64       $19.01        338,461
   01/01/2011 to 12/31/2011...........    $19.01       $18.26        113,948
   01/01/2012 to 12/31/2012...........    $18.26       $21.07         77,210
   01/01/2013 to 12/31/2013...........    $21.07       $29.47         71,473
   01/01/2014 to 12/31/2014...........    $29.47       $33.16         51,982
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07              0
   01/01/2012 to 12/31/2012...........    $10.07       $10.41         11,178
   01/01/2013 to 12/31/2013...........    $10.41       $ 9.96            927
   01/01/2014 to 12/31/2014...........    $ 9.96       $10.32          4,409
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.99       $15.64        394,159
   01/01/2006 to 12/31/2006...........    $15.64       $17.57        430,929
   01/01/2007 to 12/31/2007...........    $17.57       $21.15        502,643
   01/01/2008 to 12/31/2008...........    $21.15       $11.84         62,184
   01/01/2009 to 12/31/2009...........    $11.84       $15.13        141,041
   01/01/2010 to 12/31/2010...........    $15.13       $19.18        155,932
   01/01/2011 to 12/31/2011...........    $19.18       $19.21         75,915
   01/01/2012 to 12/31/2012...........    $19.21       $21.27         76,206
   01/01/2013 to 12/31/2013...........    $21.27       $27.78         69,806
   01/01/2014 to 12/31/2014...........    $27.78       $29.53         41,017
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.23       $15.06         91,440
   01/01/2006 to 12/31/2006...........    $15.06       $15.98         89,814
   01/01/2007 to 12/31/2007...........    $15.98       $18.69         87,947
   01/01/2008 to 12/31/2008...........    $18.69       $10.58         10,447
   01/01/2009 to 12/31/2009...........    $10.58       $12.77         28,177
   01/01/2010 to 12/31/2010...........    $12.77       $15.12         35,217
   01/01/2011 to 04/29/2011...........    $15.12       $16.97              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.33         73,675
   01/01/2013 to 12/31/2013...........    $10.33       $12.10         73,677
   01/01/2014 to 12/31/2014...........    $12.10       $12.54         48,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.58            600
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 9.15        119,599
   01/01/2010 to 12/31/2010...........    $ 9.15       $11.02        146,162
   01/01/2011 to 12/31/2011...........    $11.02       $ 8.65         70,001
   01/01/2012 to 12/31/2012...........    $ 8.65       $10.05         69,452
   01/01/2013 to 12/31/2013...........    $10.05       $ 9.92         54,894
   01/01/2014 to 12/31/2014...........    $ 9.92       $ 9.32         53,824
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.32       $10.33      3,460,160
   01/01/2006 to 12/31/2006...........    $10.33       $10.56      2,823,575
   01/01/2007 to 12/31/2007...........    $10.56       $11.11      2,525,498
   01/01/2008 to 12/31/2008...........    $11.11       $11.07        526,364
   01/01/2009 to 12/31/2009...........    $11.07       $12.02      1,118,692
   01/01/2010 to 12/31/2010...........    $12.02       $12.30        945,944
   01/01/2011 to 12/31/2011...........    $12.30       $12.39        473,351
   01/01/2012 to 12/31/2012...........    $12.39       $12.77        337,586
   01/01/2013 to 12/31/2013...........    $12.77       $12.31        279,123
   01/01/2014 to 12/31/2014...........    $12.31       $12.11        207,705
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.91       $11.02      1,778,198
   01/01/2006 to 12/31/2006...........    $11.02       $11.26      1,726,161
   01/01/2007 to 12/31/2007...........    $11.26       $12.01      1,806,287
   01/01/2008 to 12/31/2008...........    $12.01       $11.56        475,411
   01/01/2009 to 12/31/2009...........    $11.56       $13.27      1,242,625
   01/01/2010 to 12/31/2010...........    $13.27       $14.08      1,216,835
   01/01/2011 to 12/31/2011...........    $14.08       $14.31        711,514
   01/01/2012 to 12/31/2012...........    $14.31       $15.41        667,649
   01/01/2013 to 12/31/2013...........    $15.41       $14.90        564,057
   01/01/2014 to 12/31/2014...........    $14.90       $15.30        471,500
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         36,158
   01/01/2006 to 12/31/2006...........    $10.04       $10.68        164,167
   01/01/2007 to 12/31/2007...........    $10.68       $11.43        552,669
   01/01/2008 to 12/31/2008...........    $11.43       $ 9.07        689,010
   01/01/2009 to 12/31/2009...........    $ 9.07       $10.72      1,209,120
   01/01/2010 to 12/31/2010...........    $10.72       $11.67      1,279,799
   01/01/2011 to 12/31/2011...........    $11.67       $11.61      1,121,904
   01/01/2012 to 12/31/2012...........    $11.61       $12.63      1,079,897
   01/01/2013 to 12/31/2013...........    $12.63       $13.58      1,079,622
   01/01/2014 to 12/31/2014...........    $13.58       $14.15      1,077,522
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          1,559
   01/01/2012 to 12/31/2012...........    $10.07       $10.63          1,878
   01/01/2013 to 12/31/2013...........    $10.63       $10.23          5,372
   01/01/2014 to 12/31/2014...........    $10.23       $10.68          9,072

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49        700,824
   01/01/2007 to 12/31/2007...........    $10.49       $11.52      1,835,262
   01/01/2008 to 12/31/2008...........    $11.52       $ 6.73        316,746
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 8.35      2,024,279
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 9.78      1,754,551
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.04        998,335
   01/01/2012 to 12/31/2012...........    $ 9.04       $10.05      1,029,293
   01/01/2013 to 12/31/2013...........    $10.05       $11.59      1,274,455
   01/01/2014 to 12/31/2014...........    $11.59       $12.46      1,357,542
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.33       $13.60        337,076
   01/01/2006 to 12/31/2006...........    $13.60       $15.08        379,277
   01/01/2007 to 12/31/2007...........    $15.08       $15.16        437,606
   01/01/2008 to 12/31/2008...........    $15.16       $ 9.15         41,633
   01/01/2009 to 12/31/2009...........    $ 9.15       $10.98        119,152
   01/01/2010 to 12/31/2010...........    $10.98       $12.45        103,489
   01/01/2011 to 12/31/2011...........    $12.45       $12.69         48,851
   01/01/2012 to 12/31/2012...........    $12.69       $14.84         34,000
   01/01/2013 to 12/31/2013...........    $14.84       $19.36         22,989
   01/01/2014 to 12/31/2014...........    $19.36       $22.36         15,861
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.91          3,131
   01/01/2012 to 12/31/2012...........    $ 8.91       $ 9.93              0
   01/01/2013 to 12/31/2013...........    $ 9.93       $11.97              0
   01/01/2014 to 12/31/2014...........    $11.97       $12.56          2,315
AST RCM WORLD TRENDS PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04         19,781
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.17        187,773
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.71        562,379
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.60        625,456
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.28        487,867
   01/01/2012 to 12/31/2012...........    $ 9.28       $10.09        507,952
   01/01/2013 to 12/31/2013...........    $10.09       $11.17        512,441
   01/01/2014 to 12/31/2014...........    $11.17       $11.57        472,900
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.51          1,703
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.34         54,042
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.18        350,540
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.34        353,593
   01/01/2011 to 12/31/2011...........    $10.34       $ 9.94        222,286
   01/01/2012 to 12/31/2012...........    $ 9.94       $11.34        235,019
   01/01/2013 to 12/31/2013...........    $11.34       $13.19        269,266
   01/01/2014 to 12/31/2014...........    $13.19       $13.70        300,394

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.54       $12.92        122,599
   01/01/2006 to 12/31/2006...........    $12.92       $13.95        149,837
   01/01/2007 to 12/31/2007...........    $13.95       $14.97        216,035
   01/01/2008 to 12/31/2008...........    $14.97       $10.29         52,317
   01/01/2009 to 12/31/2009...........    $10.29       $12.92        590,351
   01/01/2010 to 12/31/2010...........    $12.92       $14.23        450,911
   01/01/2011 to 12/31/2011...........    $14.23       $13.54        228,839
   01/01/2012 to 12/31/2012...........    $13.54       $14.82        218,316
   01/01/2013 to 12/31/2013...........    $14.82       $16.70        187,437
   01/01/2014 to 12/31/2014...........    $16.70       $16.95        164,128
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $19.97       $21.52        921,228
   01/01/2006 to 12/31/2006...........    $21.52       $23.94        735,301
   01/01/2007 to 12/31/2007...........    $23.94       $26.22        690,521
   01/01/2008 to 12/31/2008...........    $26.22       $14.44         77,724
   01/01/2009 to 12/31/2009...........    $14.44       $18.87        263,368
   01/01/2010 to 12/31/2010...........    $18.87       $24.63        208,277
   01/01/2011 to 12/31/2011...........    $24.63       $21.08         88,588
   01/01/2012 to 12/31/2012...........    $21.08       $24.94         69,266
   01/01/2013 to 12/31/2013...........    $24.94       $34.59         57,797
   01/01/2014 to 12/31/2014...........    $34.59       $35.75         40,458
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.43       $12.43         92,473
   01/01/2006 to 12/31/2006...........    $12.43       $13.79        120,888
   01/01/2007 to 12/31/2007...........    $13.79       $14.55        113,131
   01/01/2008 to 12/31/2008...........    $14.55       $ 9.32         30,544
   01/01/2009 to 12/31/2009...........    $ 9.32       $12.29         63,593
   01/01/2010 to 12/31/2010...........    $12.29       $16.51         72,358
   01/01/2011 to 12/31/2011...........    $16.51       $16.10         34,651
   01/01/2012 to 12/31/2012...........    $16.10       $17.79         32,789
   01/01/2013 to 12/31/2013...........    $17.79       $23.69         37,740
   01/01/2014 to 12/31/2014...........    $23.69       $24.23         28,404
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.47       $16.25      1,545,343
   01/01/2006 to 12/31/2006...........    $16.25       $19.22      1,270,917
   01/01/2007 to 12/31/2007...........    $19.22       $17.87      1,302,430
   01/01/2008 to 12/31/2008...........    $17.87       $12.37        153,429
   01/01/2009 to 12/31/2009...........    $12.37       $15.47        465,071
   01/01/2010 to 12/31/2010...........    $15.47       $19.20        374,323
   01/01/2011 to 12/31/2011...........    $19.20       $17.79        145,764
   01/01/2012 to 12/31/2012...........    $17.79       $20.70         93,768
   01/01/2013 to 12/31/2013...........    $20.70       $28.02         74,451
   01/01/2014 to 12/31/2014...........    $28.02       $29.05         54,217

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.33       $13.75       335,979
   01/01/2006 to 12/31/2006...........    $13.75       $15.23       400,619
   01/01/2007 to 12/31/2007...........    $15.23       $15.95       721,295
   01/01/2008 to 12/31/2008...........    $15.95       $11.64       200,601
   01/01/2009 to 12/31/2009...........    $11.64       $14.23       600,940
   01/01/2010 to 12/31/2010...........    $14.23       $15.63       555,337
   01/01/2011 to 12/31/2011...........    $15.63       $15.70       434,341
   01/01/2012 to 12/31/2012...........    $15.70       $17.56       481,456
   01/01/2013 to 12/31/2013...........    $17.56       $20.20       480,938
   01/01/2014 to 12/31/2014...........    $20.20       $21.07       487,593
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.30       $14.87       292,732
   01/01/2006 to 12/31/2006...........    $14.87       $17.77       484,818
   01/01/2007 to 12/31/2007...........    $17.77       $16.88       431,841
   01/01/2008 to 12/31/2008...........    $16.88       $ 9.66        48,882
   01/01/2009 to 12/31/2009...........    $ 9.66       $11.78       139,553
   01/01/2010 to 12/31/2010...........    $11.78       $13.14       161,976
   01/01/2011 to 12/31/2011...........    $13.14       $12.73        63,594
   01/01/2012 to 12/31/2012...........    $12.73       $14.70        68,380
   01/01/2013 to 12/31/2013...........    $14.70       $18.78        75,195
   01/01/2014 to 12/31/2014...........    $18.78       $19.88        59,965
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.86       $13.60       210,879
   01/01/2006 to 12/31/2006...........    $13.60       $14.15       268,432
   01/01/2007 to 12/31/2007...........    $14.15       $15.09       439,213
   01/01/2008 to 12/31/2008...........    $15.09       $ 8.83        74,205
   01/01/2009 to 12/31/2009...........    $ 8.83       $13.34       269,371
   01/01/2010 to 12/31/2010...........    $13.34       $15.22       229,668
   01/01/2011 to 12/31/2011...........    $15.22       $14.74       132,185
   01/01/2012 to 12/31/2012...........    $14.74       $17.07       143,318
   01/01/2013 to 12/31/2013...........    $17.07       $24.22       146,670
   01/01/2014 to 12/31/2014...........    $24.22       $25.85       105,184
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $17.75       $22.98       221,161
   01/01/2006 to 12/31/2006...........    $22.98       $26.22       257,416
   01/01/2007 to 12/31/2007...........    $26.22       $36.29       327,780
   01/01/2008 to 12/31/2008...........    $36.29       $17.88        48,171
   01/01/2009 to 12/31/2009...........    $17.88       $26.30       147,958
   01/01/2010 to 12/31/2010...........    $26.30       $31.20       143,132
   01/01/2011 to 12/31/2011...........    $31.20       $26.15        67,486
   01/01/2012 to 12/31/2012...........    $26.15       $26.69        61,390
   01/01/2013 to 12/31/2013...........    $26.69       $30.33        47,111
   01/01/2014 to 12/31/2014...........    $30.33       $27.38        30,701

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.27       $11.55      1,363,031
    01/01/2006 to 12/31/2006.........    $11.55       $12.09      1,040,579
    01/01/2007 to 12/31/2007.........    $12.09       $13.05      1,134,701
    01/01/2008 to 12/31/2008.........    $13.05       $12.55        116,300
    01/01/2009 to 12/31/2009.........    $12.55       $13.85        411,753
    01/01/2010 to 12/31/2010.........    $13.85       $14.43        329,237
    01/01/2011 to 12/31/2011.........    $14.43       $14.80        134,287
    01/01/2012 to 12/31/2012.........    $14.80       $15.34         84,511
    01/01/2013 to 12/31/2013.........    $15.34       $14.54         98,013
    01/01/2014 to 12/31/2014.........    $14.54       $14.40         79,733
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00        251,947
    01/01/2006 to 12/31/2006.........    $10.00       $11.39      2,429,054
    01/01/2007 to 12/31/2007.........    $11.39       $12.29      3,241,562
    01/01/2008 to 12/31/2008.........    $12.29       $ 6.98        132,722
    01/01/2009 to 12/31/2009.........    $ 6.98       $ 8.84        625,653
    01/01/2010 to 12/31/2010.........    $ 8.84       $ 9.98        540,358
    01/01/2011 to 12/31/2011.........    $ 9.98       $ 9.49        266,724
    01/01/2012 to 12/31/2012.........    $ 9.49       $10.37        235,711
    01/01/2013 to 12/31/2013.........    $10.37       $12.31        257,016
    01/01/2014 to 12/31/2014.........    $12.31       $12.80        195,918
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.98          7,942
    01/01/2008 to 12/31/2008.........    $ 9.98       $ 9.32        128,686
    01/01/2009 to 12/31/2009.........    $ 9.32       $10.25        162,500
    01/01/2010 to 12/31/2010.........    $10.25       $10.88        191,856
    01/01/2011 to 12/31/2011.........    $10.88       $11.36        131,044
    01/01/2012 to 12/31/2012.........    $11.36       $12.07        130,317
    01/01/2013 to 12/31/2013.........    $12.07       $11.71        167,933
    01/01/2014 to 12/31/2014.........    $11.71       $12.37        190,247
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.45        111,628
    01/01/2006 to 12/31/2006.........    $11.45       $12.52        131,808
    01/01/2007 to 12/31/2007.........    $12.52       $13.70        115,632
    01/01/2008 to 12/31/2008.........    $13.70       $ 7.94         15,956
    01/01/2009 to 12/31/2009.........    $ 7.94       $10.94         50,260
    01/01/2010 to 07/16/2010.........    $10.94       $10.72              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.27       $14.02         76,164
    01/01/2006 to 12/31/2006.........    $14.02       $17.01        137,407
    01/01/2007 to 12/31/2007.........    $17.01       $19.27        154,843
    01/01/2008 to 12/31/2008.........    $19.27       $11.11         19,778
    01/01/2009 to 12/31/2009.........    $11.11       $12.68         42,576
    01/01/2010 to 07/16/2010.........    $12.68       $12.06              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $14.01       $14.33         19,709
    01/01/2006 to 12/31/2006.........    $14.33       $14.96         17,678
    01/01/2007 to 12/31/2007.........    $14.96       $16.50         17,767
    01/01/2008 to 12/31/2008.........    $16.50       $11.83            497
    01/01/2009 to 12/31/2009.........    $11.83       $16.78         17,263
    01/01/2010 to 07/16/2010.........    $16.78       $15.69              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.51       $14.38              0
    01/01/2006 to 12/31/2006.........    $14.38       $14.73              0
    01/01/2007 to 12/31/2007.........    $14.73       $15.34        200,912
    01/01/2008 to 12/31/2008.........    $15.34       $ 8.49            108
    01/01/2009 to 12/31/2009.........    $ 8.49       $10.76         35,449
    01/01/2010 to 12/31/2010.........    $10.76       $12.62         31,719
    01/01/2011 to 12/31/2011.........    $12.62       $11.07          7,156
    01/01/2012 to 12/31/2012.........    $11.07       $12.41          4,837
    01/01/2013 to 12/31/2013.........    $12.41       $16.03          4,902
    01/01/2014 to 04/25/2014.........    $16.03       $16.53              0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.65        229,407
    01/01/2009 to 12/31/2009.........    $ 6.65       $ 8.52      1,106,583
    01/01/2010 to 12/31/2010.........    $ 8.52       $ 9.25      1,017,410
    01/01/2011 to 12/31/2011.........    $ 9.25       $ 8.96        567,697
    01/01/2012 to 09/21/2012.........    $ 8.96       $10.05              0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.96       $17.32         45,882
    01/01/2006 to 12/31/2006.........    $17.32       $23.62        159,568
    01/01/2007 to 12/31/2007.........    $23.62       $26.37        232,530
    01/01/2008 to 12/31/2008.........    $26.37       $14.86         16,403
    01/01/2009 to 12/31/2009.........    $14.86       $20.65         28,524
    01/01/2010 to 12/31/2010.........    $20.65       $22.32         20,980
    01/01/2011 to 12/31/2011.........    $22.32       $20.34         11,149
    01/01/2012 to 12/31/2012.........    $20.34       $25.11         11,137
    01/01/2013 to 12/31/2013.........    $25.11       $28.29          7,741
    01/01/2014 to 04/25/2014.........    $28.29       $27.70              0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.18          6,191
    01/01/2012 to 04/27/2012.........    $ 8.18       $ 9.27              0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.13         13,541
    01/01/2012 to 12/31/2012.........    $ 9.13       $10.68          5,284
    01/01/2013 to 12/31/2013.........    $10.68       $13.78          6,184
    01/01/2014 to 12/31/2014.........    $13.78       $15.32          2,269

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND- SERIES I
    01/01/2005 to 12/31/2005.........    $14.71       $16.05        40,292
    01/01/2006 to 12/31/2006.........    $16.05       $18.36        44,217
    01/01/2007 to 12/31/2007.........    $18.36       $20.28        50,151
    01/01/2008 to 12/31/2008.........    $20.28       $10.37         2,512
    01/01/2009 to 12/31/2009.........    $10.37       $14.55        17,432
    01/01/2010 to 12/31/2010.........    $14.55       $17.75        15,229
    01/01/2011 to 04/29/2011.........    $17.75       $19.78             0
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $13.56       $14.15        29,637
    01/01/2006 to 12/31/2006.........    $14.15       $16.23        45,427
    01/01/2007 to 12/31/2007.........    $16.23       $12.43        52,955
    01/01/2008 to 12/31/2008.........    $12.43       $ 4.97        13,501
    01/01/2009 to 12/31/2009.........    $ 4.97       $ 6.23        47,117
    01/01/2010 to 12/31/2010.........    $ 6.23       $ 6.77        31,824
    01/01/2011 to 04/29/2011.........    $ 6.77       $ 7.15             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $12.69       $13.52        52,543
    01/01/2006 to 12/31/2006.........    $13.52       $14.02        74,602
    01/01/2007 to 12/31/2007.........    $14.02       $15.44        77,544
    01/01/2008 to 12/31/2008.........    $15.44       $10.86         7,203
    01/01/2009 to 12/31/2009.........    $10.86       $13.65        17,858
    01/01/2010 to 12/31/2010.........    $13.65       $14.16        23,803
    01/01/2011 to 12/31/2011.........    $14.16       $14.50        11,566
    01/01/2012 to 12/31/2012.........    $14.50       $17.27         9,106
    01/01/2013 to 12/31/2013.........    $17.27       $23.90         7,777
    01/01/2014 to 12/31/2014.........    $23.90       $28.18         3,231
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.78         5,855
    01/01/2013 to 12/31/2013.........    $ 9.78       $13.19         6,373
    01/01/2014 to 12/31/2014.........    $13.19       $14.04         3,000
 INVESCO V.I. TECHNOLOGY FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $13.83       $13.91           215
    01/01/2006 to 12/31/2006.........    $13.91       $15.14           215
    01/01/2007 to 12/31/2007.........    $15.14       $16.06           909
    01/01/2008 to 12/31/2008.........    $16.06       $ 8.78           214
    01/01/2009 to 12/31/2009.........    $ 8.78       $13.61             0
    01/01/2010 to 12/31/2010.........    $13.61       $16.27             0
    01/01/2011 to 12/31/2011.........    $16.27       $15.21             0
    01/01/2012 to 12/31/2012.........    $15.21       $16.67             0
    01/01/2013 to 12/31/2013.........    $16.67       $20.55             0
    01/01/2014 to 12/31/2014.........    $20.55       $22.48             0
 NASDAQ TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.67       $10.86             0
    01/01/2006 to 12/31/2006.........    $10.86       $11.64             0
    01/01/2007 to 12/31/2007.........    $11.64       $13.96             0
    01/01/2008 to 12/31/2008.........    $13.96       $ 6.75             0
    01/01/2009 to 12/31/2009.........    $ 6.75       $ 7.78             0
    01/01/2010 to 12/31/2010.........    $ 7.78       $ 9.99             0
    01/01/2011 to 12/31/2011.........    $ 9.99       $ 9.97             0
    01/01/2012 to 12/31/2012.........    $ 9.97       $11.09             0
    01/01/2013 to 12/31/2013.........    $11.09       $16.26             0
    01/01/2014 to 04/25/2014.........    $16.26       $16.21             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 NVIT DEVELOPING MARKETS FUND
    01/01/2005 to 12/31/2005.........    $18.44       $23.89       146,349
    01/01/2006 to 12/31/2006.........    $23.89       $31.67       146,603
    01/01/2007 to 12/31/2007.........    $31.67       $44.77       226,697
    01/01/2008 to 12/31/2008.........    $44.77       $18.58        21,797
    01/01/2009 to 12/31/2009.........    $18.58       $29.70        76,457
    01/01/2010 to 12/31/2010.........    $29.70       $33.97        58,459
    01/01/2011 to 12/31/2011.........    $33.97       $25.96        20,239
    01/01/2012 to 12/31/2012.........    $25.96       $29.87        14,171
    01/01/2013 to 12/31/2013.........    $29.87       $29.43        11,437
    01/01/2014 to 12/31/2014.........    $29.43       $27.29         7,982
 PROFUND VP ASIA 30
    01/01/2005 to 12/31/2005.........    $15.71       $18.49        44,325
    01/01/2006 to 12/31/2006.........    $18.49       $25.37        90,819
    01/01/2007 to 12/31/2007.........    $25.37       $36.92        86,948
    01/01/2008 to 12/31/2008.........    $36.92       $17.88        10,601
    01/01/2009 to 12/31/2009.........    $17.88       $27.16        32,855
    01/01/2010 to 12/31/2010.........    $27.16       $30.47        23,453
    01/01/2011 to 12/31/2011.........    $30.47       $21.91         5,593
    01/01/2012 to 12/31/2012.........    $21.91       $24.92         3,847
    01/01/2013 to 12/31/2013.........    $24.92       $28.23         3,074
    01/01/2014 to 12/31/2014.........    $28.23       $27.37         1,631
 PROFUND VP BANKS
    01/01/2005 to 12/31/2005.........    $14.22       $13.99         9,019
    01/01/2006 to 12/31/2006.........    $13.99       $15.91        13,327
    01/01/2007 to 12/31/2007.........    $15.91       $11.39         6,690
    01/01/2008 to 12/31/2008.........    $11.39       $ 5.96         2,679
    01/01/2009 to 12/31/2009.........    $ 5.96       $ 5.62        13,233
    01/01/2010 to 12/31/2010.........    $ 5.62       $ 6.00        20,524
    01/01/2011 to 12/31/2011.........    $ 6.00       $ 4.33        10,346
    01/01/2012 to 12/31/2012.........    $ 4.33       $ 5.68        11,652
    01/01/2013 to 12/31/2013.........    $ 5.68       $ 7.47         9,231
    01/01/2014 to 12/31/2014.........    $ 7.47       $ 8.12           124
 PROFUND VP BASIC MATERIALS
    01/01/2005 to 12/31/2005.........    $14.56       $14.69        38,950
    01/01/2006 to 12/31/2006.........    $14.69       $16.71        45,888
    01/01/2007 to 12/31/2007.........    $16.71       $21.51        89,700
    01/01/2008 to 12/31/2008.........    $21.51       $10.29        20,532
    01/01/2009 to 12/31/2009.........    $10.29       $16.46        46,277
    01/01/2010 to 12/31/2010.........    $16.46       $21.03        45,362
    01/01/2011 to 12/31/2011.........    $21.03       $17.37        18,857
    01/01/2012 to 12/31/2012.........    $17.37       $18.56        14,114
    01/01/2013 to 12/31/2013.........    $18.56       $21.65        11,275
    01/01/2014 to 12/31/2014.........    $21.65       $21.68         2,171

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BEAR
    01/01/2005 to 12/31/2005.........    $ 6.65       $ 6.46        63,027
    01/01/2006 to 12/31/2006.........    $ 6.46       $ 5.89        47,292
    01/01/2007 to 12/31/2007.........    $ 5.89       $ 5.83        15,764
    01/01/2008 to 12/31/2008.........    $ 5.83       $ 8.04        61,814
    01/01/2009 to 12/31/2009.........    $ 8.04       $ 5.71        39,269
    01/01/2010 to 12/31/2010.........    $ 5.71       $ 4.63        31,258
    01/01/2011 to 12/31/2011.........    $ 4.63       $ 4.15        23,360
    01/01/2012 to 12/31/2012.........    $ 4.15       $ 3.41        10,413
    01/01/2013 to 12/31/2013.........    $ 3.41       $ 2.47         1,948
    01/01/2014 to 12/31/2014.........    $ 2.47       $ 2.08        13,337
 PROFUND VP BIOTECHNOLOGY
    01/01/2005 to 12/31/2005.........    $14.68       $17.25             0
    01/01/2006 to 12/31/2006.........    $17.25       $16.29             0
    01/01/2007 to 12/31/2007.........    $16.29       $15.86             0
    01/01/2008 to 12/31/2008.........    $15.86       $15.91             0
    01/01/2009 to 12/31/2009.........    $15.91       $16.26             0
    01/01/2010 to 12/31/2010.........    $16.26       $16.83             0
    01/01/2011 to 12/31/2011.........    $16.83       $17.67             0
    01/01/2012 to 12/31/2012.........    $17.67       $24.48             0
    01/01/2013 to 12/31/2013.........    $24.48       $40.62             0
    01/01/2014 to 12/31/2014.........    $40.62       $51.90             0
 PROFUND VP BULL
    01/01/2005 to 12/31/2005.........    $12.93       $13.09       174,518
    01/01/2006 to 12/31/2006.........    $13.09       $14.65       154,954
    01/01/2007 to 12/31/2007.........    $14.65       $14.94        82,707
    01/01/2008 to 12/31/2008.........    $14.94       $ 9.18        26,545
    01/01/2009 to 12/31/2009.........    $ 9.18       $11.24        84,262
    01/01/2010 to 12/31/2010.........    $11.24       $12.46        66,531
    01/01/2011 to 12/31/2011.........    $12.46       $12.28        22,016
    01/01/2012 to 12/31/2012.........    $12.28       $13.77        10,345
    01/01/2013 to 12/31/2013.........    $13.77       $17.60         3,694
    01/01/2014 to 12/31/2014.........    $17.60       $19.32             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP CONSUMER GOODS PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.44       $12.21         4,537
    01/01/2006 to 12/31/2006.........    $12.21       $13.54        10,385
    01/01/2007 to 12/31/2007.........    $13.54       $14.35        74,099
    01/01/2008 to 12/31/2008.........    $14.35       $10.36         1,437
    01/01/2009 to 12/31/2009.........    $10.36       $12.41         2,159
    01/01/2010 to 12/31/2010.........    $12.41       $14.34         3,787
    01/01/2011 to 12/31/2011.........    $14.34       $15.11         4,264
    01/01/2012 to 12/31/2012.........    $15.11       $16.50         3,204
    01/01/2013 to 12/31/2013.........    $16.50       $20.87           647
    01/01/2014 to 12/31/2014.........    $20.87       $22.66           830
 PROFUND VP CONSUMER SERVICES
    01/01/2005 to 12/31/2005.........    $12.41       $11.66         7,654
    01/01/2006 to 12/31/2006.........    $11.66       $12.86         7,212
    01/01/2007 to 12/31/2007.........    $12.86       $11.62         3,058
    01/01/2008 to 12/31/2008.........    $11.62       $ 7.85           542
    01/01/2009 to 12/31/2009.........    $ 7.85       $10.12         1,845
    01/01/2010 to 12/31/2010.........    $10.12       $12.10         5,666
    01/01/2011 to 12/31/2011.........    $12.10       $12.57         1,320
    01/01/2012 to 12/31/2012.........    $12.57       $15.12         1,899
    01/01/2013 to 12/31/2013.........    $15.12       $20.83         2,386
    01/01/2014 to 12/31/2014.........    $20.83       $23.08           821
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $14.93       $15.89        21,884
    01/01/2006 to 12/31/2006.........    $15.89       $18.40        62,346
    01/01/2007 to 12/31/2007.........    $18.40       $20.76        86,822
    01/01/2008 to 12/31/2008.........    $20.76       $11.45        12,607
    01/01/2009 to 12/31/2009.........    $11.45       $14.92        40,807
    01/01/2010 to 12/31/2010.........    $14.92       $15.09        38,093
    01/01/2011 to 12/31/2011.........    $15.09       $13.54         7,933
    01/01/2012 to 12/31/2012.........    $13.54       $15.55         6,778
    01/01/2013 to 12/31/2013.........    $15.55       $18.63         5,565
    01/01/2014 to 12/31/2014.........    $18.63       $16.76         4,459
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $13.60       $13.93        21,581
    01/01/2006 to 12/31/2006.........    $13.93       $16.10        35,338
    01/01/2007 to 12/31/2007.........    $16.10       $12.82        21,682
    01/01/2008 to 12/31/2008.........    $12.82       $ 6.25        10,480
    01/01/2009 to 12/31/2009.........    $ 6.25       $ 7.08        20,595
    01/01/2010 to 12/31/2010.........    $ 7.08       $ 7.73        18,563
    01/01/2011 to 12/31/2011.........    $ 7.73       $ 6.56         8,055
    01/01/2012 to 12/31/2012.........    $ 6.56       $ 8.06         8,799
    01/01/2013 to 12/31/2013.........    $ 8.06       $10.49         4,418
    01/01/2014 to 12/31/2014.........    $10.49       $11.67         2,356
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $11.19       $11.69        48,678
    01/01/2006 to 12/31/2006.........    $11.69       $12.12        82,430
    01/01/2007 to 12/31/2007.........    $12.12       $12.72       120,094
    01/01/2008 to 12/31/2008.........    $12.72       $ 9.49         7,199
    01/01/2009 to 12/31/2009.........    $ 9.49       $11.17        16,273
    01/01/2010 to 12/31/2010.........    $11.17       $11.32        12,341
    01/01/2011 to 12/31/2011.........    $11.32       $12.27        10,030
    01/01/2012 to 12/31/2012.........    $12.27       $14.19         7,026
    01/01/2013 to 12/31/2013.........    $14.19       $19.54         5,835
    01/01/2014 to 12/31/2014.........    $19.54       $23.81         5,793

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $14.40       $14.53        17,253
    01/01/2006 to 12/31/2006.........    $14.53       $15.98         9,691
    01/01/2007 to 12/31/2007.........    $15.98       $17.58        10,489
    01/01/2008 to 12/31/2008.........    $17.58       $10.31         2,836
    01/01/2009 to 12/31/2009.........    $10.31       $12.60         6,999
    01/01/2010 to 12/31/2010.........    $12.60       $15.35         6,733
    01/01/2011 to 12/31/2011.........    $15.35       $14.85         4,399
    01/01/2012 to 12/31/2012.........    $14.85       $16.94         2,450
    01/01/2013 to 12/31/2013.........    $16.94       $23.06         3,015
    01/01/2014 to 12/31/2014.........    $23.06       $23.98         1,926
 PROFUND VP INTERNET
    01/01/2005 to 12/31/2005.........    $20.00       $21.17             0
    01/01/2006 to 12/31/2006.........    $21.17       $21.13             0
    01/01/2007 to 12/31/2007.........    $21.13       $22.94             0
    01/01/2008 to 12/31/2008.........    $22.94       $12.46             0
    01/01/2009 to 12/31/2009.........    $12.46       $21.77             0
    01/01/2010 to 12/31/2010.........    $21.77       $29.00             0
    01/01/2011 to 12/31/2011.........    $29.00       $26.59             0
    01/01/2012 to 12/31/2012.........    $26.59       $31.37             0
    01/01/2013 to 12/31/2013.........    $31.37       $46.88             0
    01/01/2014 to 12/31/2014.........    $46.88       $46.69             0
 PROFUND VP JAPAN
    01/01/2005 to 12/31/2005.........    $13.52       $18.88        47,521
    01/01/2006 to 12/31/2006.........    $18.88       $20.61        40,737
    01/01/2007 to 12/31/2007.........    $20.61       $18.27        34,711
    01/01/2008 to 12/31/2008.........    $18.27       $10.65         8,687
    01/01/2009 to 12/31/2009.........    $10.65       $11.57         7,806
    01/01/2010 to 12/31/2010.........    $11.57       $10.65         8,572
    01/01/2011 to 12/31/2011.........    $10.65       $ 8.55         5,185
    01/01/2012 to 12/31/2012.........    $ 8.55       $10.35         3,164
    01/01/2013 to 12/31/2013.........    $10.35       $15.12         3,303
    01/01/2014 to 12/31/2014.........    $15.12       $15.37           252
 PROFUND VP LARGE-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.38       $10.32        37,514
    01/01/2006 to 12/31/2006.........    $10.32       $11.08        41,714
    01/01/2007 to 12/31/2007.........    $11.08       $11.68        89,121
    01/01/2008 to 12/31/2008.........    $11.68       $ 7.42        24,838
    01/01/2009 to 12/31/2009.........    $ 7.42       $ 9.48        36,207
    01/01/2010 to 12/31/2010.........    $ 9.48       $10.57        26,524
    01/01/2011 to 12/31/2011.........    $10.57       $10.73         9,237
    01/01/2012 to 12/31/2012.........    $10.73       $11.92         8,996
    01/01/2013 to 12/31/2013.........    $11.92       $15.34         5,461
    01/01/2014 to 12/31/2014.........    $15.34       $17.06         6,371

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP VALUE
    01/01/2005 to 12/31/2005.........    $10.37       $10.52        45,032
    01/01/2006 to 12/31/2006.........    $10.52       $12.30       186,232
    01/01/2007 to 12/31/2007.........    $12.30       $12.13        64,313
    01/01/2008 to 12/31/2008.........    $12.13       $ 7.12        18,910
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 8.37        27,255
    01/01/2010 to 12/31/2010.........    $ 8.37       $ 9.31        33,728
    01/01/2011 to 12/31/2011.........    $ 9.31       $ 9.05        13,546
    01/01/2012 to 12/31/2012.........    $ 9.05       $10.29         9,470
    01/01/2013 to 12/31/2013.........    $10.29       $13.17         3,643
    01/01/2014 to 12/31/2014.........    $13.17       $14.33         1,221
 PROFUND VP MID-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $13.54       $14.83        76,239
    01/01/2006 to 12/31/2006.........    $14.83       $15.19        53,453
    01/01/2007 to 12/31/2007.........    $15.19       $16.72        58,677
    01/01/2008 to 12/31/2008.........    $16.72       $10.08         8,779
    01/01/2009 to 12/31/2009.........    $10.08       $13.73        17,737
    01/01/2010 to 12/31/2010.........    $13.73       $17.37        23,606
    01/01/2011 to 12/31/2011.........    $17.37       $16.61        11,559
    01/01/2012 to 12/31/2012.........    $16.61       $18.88         5,838
    01/01/2013 to 12/31/2013.........    $18.88       $24.27         2,714
    01/01/2014 to 12/31/2014.........    $24.27       $25.32         3,732
 PROFUND VP MID-CAP VALUE
    01/01/2005 to 12/31/2005.........    $15.38       $16.49        77,274
    01/01/2006 to 12/31/2006.........    $16.49       $18.24        74,756
    01/01/2007 to 12/31/2007.........    $18.24       $18.14        62,451
    01/01/2008 to 12/31/2008.........    $18.14       $11.38         6,543
    01/01/2009 to 12/31/2009.........    $11.38       $14.67        12,417
    01/01/2010 to 12/31/2010.........    $14.67       $17.40        11,986
    01/01/2011 to 12/31/2011.........    $17.40       $16.47         7,196
    01/01/2012 to 12/31/2012.........    $16.47       $18.91         3,706
    01/01/2013 to 12/31/2013.........    $18.91       $24.62         2,783
    01/01/2014 to 12/31/2014.........    $24.62       $26.72         2,455
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.47       $14.28        58,319
    01/01/2006 to 12/31/2006.........    $14.28       $14.83        46,886
    01/01/2007 to 12/31/2007.........    $14.83       $17.18        70,534
    01/01/2008 to 12/31/2008.........    $17.18       $ 9.74         7,660
    01/01/2009 to 12/31/2009.........    $ 9.74       $14.58        36,868
    01/01/2010 to 12/31/2010.........    $14.58       $16.98        21,892
    01/01/2011 to 12/31/2011.........    $16.98       $16.97        11,397
    01/01/2012 to 12/31/2012.........    $16.97       $19.42         8,080
    01/01/2013 to 12/31/2013.........    $19.42       $25.69         6,534
    01/01/2014 to 12/31/2014.........    $25.69       $29.61         2,768

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $15.53       $20.09        89,960
    01/01/2006 to 12/31/2006.........    $20.09       $23.87        88,994
    01/01/2007 to 12/31/2007.........    $23.87       $31.15       111,224
    01/01/2008 to 12/31/2008.........    $31.15       $19.34        18,117
    01/01/2009 to 12/31/2009.........    $19.34       $22.01        21,006
    01/01/2010 to 12/31/2010.........    $22.01       $25.53        26,141
    01/01/2011 to 12/31/2011.........    $25.53       $25.71        15,171
    01/01/2012 to 12/31/2012.........    $25.71       $26.06        11,483
    01/01/2013 to 12/31/2013.........    $26.06       $31.84         7,093
    01/01/2014 to 12/31/2014.........    $31.84       $27.96         3,558
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 8.96       $ 8.49        26,382
    01/01/2006 to 12/31/2006.........    $ 8.49       $ 9.38        45,473
    01/01/2007 to 12/31/2007.........    $ 9.38       $ 9.45        25,677
    01/01/2008 to 12/31/2008.........    $ 9.45       $ 7.49         4,367
    01/01/2009 to 12/31/2009.........    $ 7.49       $ 8.63         8,690
    01/01/2010 to 12/31/2010.........    $ 8.63       $ 8.54        12,296
    01/01/2011 to 12/31/2011.........    $ 8.54       $ 9.77        10,241
    01/01/2012 to 12/31/2012.........    $ 9.77       $10.76         9,611
    01/01/2013 to 12/31/2013.........    $10.76       $13.95         8,155
    01/01/2014 to 12/31/2014.........    $13.95       $16.40         6,116
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $13.76       $17.12        57,675
    01/01/2006 to 12/31/2006.........    $17.12       $18.10       110,494
    01/01/2007 to 12/31/2007.........    $18.10       $21.83       109,258
    01/01/2008 to 12/31/2008.........    $21.83       $14.89        19,612
    01/01/2009 to 12/31/2009.........    $14.89       $19.85        43,158
    01/01/2010 to 12/31/2010.........    $19.85       $25.99        43,027
    01/01/2011 to 12/31/2011.........    $25.99       $20.68        19,760
    01/01/2012 to 12/31/2012.........    $20.68       $17.41        12,722
    01/01/2013 to 12/31/2013.........    $17.41       $10.64        10,205
    01/01/2014 to 12/31/2014.........    $10.64       $ 7.98         4,900
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $16.78       $17.64        24,226
    01/01/2006 to 12/31/2006.........    $17.64       $23.02        43,479
    01/01/2007 to 12/31/2007.........    $23.02       $18.23        31,631
    01/01/2008 to 12/31/2008.........    $18.23       $10.55        14,762
    01/01/2009 to 12/31/2009.........    $10.55       $13.29        16,053
    01/01/2010 to 12/31/2010.........    $13.29       $16.32        15,987
    01/01/2011 to 12/31/2011.........    $16.32       $16.84        11,683
    01/01/2012 to 12/31/2012.........    $16.84       $19.43        10,391
    01/01/2013 to 12/31/2013.........    $19.43       $19.16         8,302
    01/01/2014 to 12/31/2014.........    $19.16       $23.59         4,978

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 8.04       $ 7.29       167,886
    01/01/2006 to 12/31/2006.........    $ 7.29       $ 7.91       189,041
    01/01/2007 to 12/31/2007.........    $ 7.91       $ 7.39       117,087
    01/01/2008 to 12/31/2008.........    $ 7.39       $ 4.52        22,166
    01/01/2009 to 12/31/2009.........    $ 4.52       $ 5.88        53,503
    01/01/2010 to 12/31/2010.........    $ 5.88       $ 4.86        50,036
    01/01/2011 to 12/31/2011.........    $ 4.86       $ 2.99        16,857
    01/01/2012 to 12/31/2012.........    $ 2.99       $ 2.74        12,535
    01/01/2013 to 12/31/2013.........    $ 2.74       $ 3.15        16,692
    01/01/2014 to 12/31/2014.........    $ 3.15       $ 2.16         6,839
 PROFUND VP SEMICONDUCTOR
    01/01/2005 to 12/31/2005.........    $12.05       $12.89             0
    01/01/2006 to 12/31/2006.........    $12.89       $11.80             0
    01/01/2007 to 12/31/2007.........    $11.80       $12.45             0
    01/01/2008 to 12/31/2008.........    $12.45       $ 6.15             0
    01/01/2009 to 12/31/2009.........    $ 6.15       $ 9.94             0
    01/01/2010 to 12/31/2010.........    $ 9.94       $11.01             0
    01/01/2011 to 12/31/2011.........    $11.01       $10.42             0
    01/01/2012 to 12/31/2012.........    $10.42       $ 9.83             0
    01/01/2013 to 12/31/2013.........    $ 9.83       $12.93             0
    01/01/2014 to 12/31/2014.........    $12.93       $17.13             0
 PROFUND VP SHORT MID-CAP
    01/01/2005 to 12/31/2005.........    $ 9.70       $ 8.65             0
    01/01/2006 to 12/31/2006.........    $ 8.65       $ 8.21             0
    01/01/2007 to 12/31/2007.........    $ 8.21       $ 7.86             0
    01/01/2008 to 12/31/2008.........    $ 7.86       $10.20             0
    01/01/2009 to 12/31/2009.........    $10.20       $ 6.49             0
    01/01/2010 to 12/31/2010.........    $ 6.49       $ 4.74             0
    01/01/2011 to 12/31/2011.........    $ 4.74       $ 4.29             0
    01/01/2012 to 12/31/2012.........    $ 4.29       $ 3.42             0
    01/01/2013 to 12/31/2013.........    $ 3.42       $ 2.44             0
    01/01/2014 to 12/31/2014.........    $ 2.44       $ 2.10             0
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.64       $ 5.61       115,463
    01/01/2006 to 12/31/2006.........    $ 5.61       $ 5.45        50,432
    01/01/2007 to 12/31/2007.........    $ 5.45       $ 4.74         9,322
    01/01/2008 to 12/31/2008.........    $ 4.74       $ 6.92        16,880
    01/01/2009 to 12/31/2009.........    $ 6.92       $ 4.05        17,427
    01/01/2010 to 12/31/2010.........    $ 4.05       $ 3.14        16,052
    01/01/2011 to 12/31/2011.........    $ 3.14       $ 2.77         7,265
    01/01/2012 to 12/31/2012.........    $ 2.77       $ 2.22         2,344
    01/01/2013 to 12/31/2013.........    $ 2.22       $ 1.54         6,347
    01/01/2014 to 12/31/2014.........    $ 1.54       $ 1.22           478
 PROFUND VP SHORT SMALL-CAP
    01/01/2005 to 12/31/2005.........    $ 9.54       $ 9.12             0
    01/01/2006 to 12/31/2006.........    $ 9.12       $ 7.93             0
    01/01/2007 to 12/31/2007.........    $ 7.93       $ 8.16             0
    01/01/2008 to 12/31/2008.........    $ 8.16       $ 9.98             0
    01/01/2009 to 12/31/2009.........    $ 9.98       $ 6.65             0
    01/01/2010 to 12/31/2010.........    $ 6.65       $ 4.65             0
    01/01/2011 to 12/31/2011.........    $ 4.65       $ 4.17             0
    01/01/2012 to 12/31/2012.........    $ 4.17       $ 3.32             0
    01/01/2013 to 12/31/2013.........    $ 3.32       $ 2.25             0
    01/01/2014 to 12/31/2014.........    $ 2.25       $ 2.01             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $15.47       $16.39        76,733
   01/01/2006 to 12/31/2006...........    $16.39       $17.54        61,326
   01/01/2007 to 12/31/2007...........    $17.54       $17.98        62,662
   01/01/2008 to 12/31/2008...........    $17.98       $11.68         7,767
   01/01/2009 to 12/31/2009...........    $11.68       $14.52        10,515
   01/01/2010 to 12/31/2010...........    $14.52       $17.98        13,568
   01/01/2011 to 12/31/2011...........    $17.98       $17.94         6,277
   01/01/2012 to 12/31/2012...........    $17.94       $19.87         3,287
   01/01/2013 to 12/31/2013...........    $19.87       $27.49         3,728
   01/01/2014 to 12/31/2014...........    $27.49       $27.66         3,546
PROFUND VP SMALL-CAP VALUE
   01/01/2005 to 12/31/2005...........    $15.93       $16.32        53,265
   01/01/2006 to 12/31/2006...........    $16.32       $18.88        48,521
   01/01/2007 to 12/31/2007...........    $18.88       $17.25        35,888
   01/01/2008 to 12/31/2008...........    $17.25       $11.78        10,877
   01/01/2009 to 12/31/2009...........    $11.78       $13.97        14,313
   01/01/2010 to 12/31/2010...........    $13.97       $16.80        15,364
   01/01/2011 to 12/31/2011...........    $16.80       $15.87        10,075
   01/01/2012 to 12/31/2012...........    $15.87       $18.16         6,912
   01/01/2013 to 12/31/2013...........    $18.16       $24.63         8,138
   01/01/2014 to 12/31/2014...........    $24.63       $25.67         3,635
PROFUND VP TECHNOLOGY
   01/01/2005 to 12/31/2005...........    $13.10       $13.07             0
   01/01/2006 to 12/31/2006...........    $13.07       $13.91             0
   01/01/2007 to 12/31/2007...........    $13.91       $15.67             0
   01/01/2008 to 12/31/2008...........    $15.67       $ 8.59             0
   01/01/2009 to 12/31/2009...........    $ 8.59       $13.66             0
   01/01/2010 to 12/31/2010...........    $13.66       $14.90             0
   01/01/2011 to 12/31/2011...........    $14.90       $14.48             0
   01/01/2012 to 12/31/2012...........    $14.48       $15.73             0
   01/01/2013 to 12/31/2013...........    $15.73       $19.39             0
   01/01/2014 to 12/31/2014...........    $19.39       $22.56             0
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $11.53       $10.60        12,065
   01/01/2006 to 12/31/2006...........    $10.60       $14.02        73,450
   01/01/2007 to 12/31/2007...........    $14.02       $14.97        53,740
   01/01/2008 to 12/31/2008...........    $14.97       $ 9.67        15,813
   01/01/2009 to 12/31/2009...........    $ 9.67       $10.22        17,697
   01/01/2010 to 12/31/2010...........    $10.22       $11.65        14,610
   01/01/2011 to 12/31/2011...........    $11.65       $11.69        10,588
   01/01/2012 to 12/31/2012...........    $11.69       $13.41         5,804
   01/01/2013 to 12/31/2013...........    $13.41       $14.81         3,991
   01/01/2014 to 12/31/2014...........    $14.81       $14.67           505

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.43       $11.20        27,438
   01/01/2006 to 12/31/2006...........    $11.20       $10.53        24,798
   01/01/2007 to 12/31/2007...........    $10.53       $11.42       174,837
   01/01/2008 to 12/31/2008...........    $11.42       $16.85        25,735
   01/01/2009 to 12/31/2009...........    $16.85       $11.18        16,663
   01/01/2010 to 12/31/2010...........    $11.18       $12.13        12,585
   01/01/2011 to 12/31/2011...........    $12.13       $17.14         7,955
   01/01/2012 to 12/31/2012...........    $17.14       $17.05         3,806
   01/01/2013 to 12/31/2013...........    $17.05       $13.59         2,063
   01/01/2014 to 12/31/2014...........    $13.59       $18.25         4,851
PROFUND VP ULTRABULL
   01/01/2005 to 12/31/2005...........    $16.72       $16.90             0
   01/01/2006 to 12/31/2006...........    $16.90       $20.49            77
   01/01/2007 to 12/31/2007...........    $20.49       $20.35            15
   01/01/2008 to 12/31/2008...........    $20.35       $ 6.53            17
   01/01/2009 to 12/31/2009...........    $ 6.53       $ 9.31            17
   01/01/2010 to 12/31/2010...........    $ 9.31       $11.20            17
   01/01/2011 to 12/31/2011...........    $11.20       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $13.34             0
   01/01/2013 to 12/31/2013...........    $13.34       $22.08             0
   01/01/2014 to 12/31/2014...........    $22.08       $26.80             0
PROFUND VP ULTRAMID-CAP
   01/01/2005 to 12/31/2005...........    $20.80       $24.15        55,723
   01/01/2006 to 12/31/2006...........    $24.15       $26.32        65,843
   01/01/2007 to 12/31/2007...........    $26.32       $27.47        73,498
   01/01/2008 to 12/31/2008...........    $27.47       $ 8.80        11,680
   01/01/2009 to 12/31/2009...........    $ 8.80       $14.37        25,873
   01/01/2010 to 12/31/2010...........    $14.37       $21.19        24,228
   01/01/2011 to 12/31/2011...........    $21.19       $18.02         8,006
   01/01/2012 to 12/31/2012...........    $18.02       $23.52         5,862
   01/01/2013 to 12/31/2013...........    $23.52       $39.52         3,253
   01/01/2014 to 12/31/2014...........    $39.52       $44.90           933
PROFUND VP ULTRANASDAQ-100
   01/01/2005 to 12/31/2005...........    $19.53       $18.52         1,476
   01/01/2006 to 12/31/2006...........    $18.52       $19.13           248
   01/01/2007 to 12/31/2007...........    $19.13       $24.21           479
   01/01/2008 to 12/31/2008...........    $24.21       $ 6.50             0
   01/01/2009 to 12/31/2009...........    $ 6.50       $14.04             0
   01/01/2010 to 12/31/2010...........    $14.04       $18.70             0
   01/01/2011 to 12/31/2011...........    $18.70       $18.20             1
   01/01/2012 to 12/31/2012...........    $18.20       $23.98             0
   01/01/2013 to 12/31/2013...........    $23.98       $42.29             0
   01/01/2014 to 12/31/2014...........    $42.29       $56.58             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRASMALL-CAP
   01/01/2005 to 12/31/2005...........    $25.20       $24.77         3,457
   01/01/2006 to 12/31/2006...........    $24.77       $30.74           591
   01/01/2007 to 12/31/2007...........    $30.74       $26.29           591
   01/01/2008 to 12/31/2008...........    $26.29       $ 8.76           591
   01/01/2009 to 12/31/2009...........    $ 8.76       $12.09           590
   01/01/2010 to 12/31/2010...........    $12.09       $17.68           590
   01/01/2011 to 12/31/2011...........    $17.68       $14.13           590
   01/01/2012 to 12/31/2012...........    $14.13       $18.03             0
   01/01/2013 to 12/31/2013...........    $18.03       $33.15             0
   01/01/2014 to 12/31/2014...........    $33.15       $34.41             0
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $15.13       $16.85       101,062
   01/01/2006 to 12/31/2006...........    $16.85       $19.79        87,625
   01/01/2007 to 12/31/2007...........    $19.79       $22.58       176,701
   01/01/2008 to 12/31/2008...........    $22.58       $15.41        14,559
   01/01/2009 to 12/31/2009...........    $15.41       $16.81        19,084
   01/01/2010 to 12/31/2010...........    $16.81       $17.54        16,655
   01/01/2011 to 12/31/2011...........    $17.54       $20.31        12,169
   01/01/2012 to 12/31/2012...........    $20.31       $20.03        10,084
   01/01/2013 to 12/31/2013...........    $20.03       $22.35         8,240
   01/01/2014 to 12/31/2014...........    $22.35       $27.72         7,962
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.53       $12.07        34,056
   01/01/2006 to 12/31/2006...........    $12.07       $14.39        57,843
   01/01/2007 to 12/31/2007...........    $14.39       $16.95        59,050
   01/01/2008 to 12/31/2008...........    $16.95       $ 8.30         7,097
   01/01/2009 to 12/31/2009...........    $ 8.30       $11.21         4,197
   01/01/2010 to 12/31/2010...........    $11.21       $12.59         3,880
   01/01/2011 to 12/31/2011...........    $12.59       $10.55         3,688
   01/01/2012 to 12/31/2012...........    $10.55       $12.72         1,284
   01/01/2013 to 12/31/2013...........    $12.72       $14.89         1,035
   01/01/2014 to 12/31/2014...........    $14.89       $13.83         1,040
RYDEX VT INVERSE S&P 500 STRATEGY
   01/01/2005 to 12/31/2005...........    $ 6.75       $ 6.59             0
   01/01/2006 to 12/31/2006...........    $ 6.59       $ 6.01             0
   01/01/2007 to 12/31/2007...........    $ 6.01       $ 5.97             0
   01/01/2008 to 12/31/2008...........    $ 5.97       $ 8.18             0
   01/01/2009 to 12/31/2009...........    $ 8.18       $ 5.84             0
   01/01/2010 to 12/31/2010...........    $ 5.84       $ 4.78             0
   01/01/2011 to 12/31/2011...........    $ 4.78       $ 4.28             0
   01/01/2012 to 12/31/2012...........    $ 4.28       $ 3.50             0
   01/01/2013 to 12/31/2013...........    $ 3.50       $ 2.53             0
   01/01/2014 to 12/31/2014...........    $ 2.53       $ 2.13             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
RYDEX VT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $14.44       $14.38             0
   01/01/2006 to 12/31/2006...........    $14.38       $14.99             0
   01/01/2007 to 12/31/2007...........    $14.99       $17.39             0
   01/01/2008 to 12/31/2008...........    $17.39       $ 9.95             0
   01/01/2009 to 12/31/2009...........    $ 9.95       $14.90             0
   01/01/2010 to 12/31/2010...........    $14.90       $17.39             0
   01/01/2011 to 12/31/2011...........    $17.39       $17.50             0
   01/01/2012 to 12/31/2012...........    $17.50       $20.13             0
   01/01/2013 to 12/31/2013...........    $20.13       $26.69             0
   01/01/2014 to 12/31/2014...........    $26.69       $30.87             0
RYDEX VT NOVA
   01/01/2005 to 12/31/2005...........    $14.85       $15.21             0
   01/01/2006 to 12/31/2006...........    $15.21       $17.87             0
   01/01/2007 to 12/31/2007...........    $17.87       $17.80             0
   01/01/2008 to 12/31/2008...........    $17.80       $ 7.98             0
   01/01/2009 to 12/31/2009...........    $ 7.98       $10.65             0
   01/01/2010 to 12/31/2010...........    $10.65       $12.59             0
   01/01/2011 to 12/31/2011...........    $12.59       $12.25             0
   01/01/2012 to 12/31/2012...........    $12.25       $14.75             0
   01/01/2013 to 12/31/2013...........    $14.75       $21.65             0
   01/01/2014 to 12/31/2014...........    $21.65       $25.29             0
S&P TARGET 24 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.27       $13.62        37,554
   01/01/2006 to 12/31/2006...........    $13.62       $13.80        46,197
   01/01/2007 to 12/31/2007...........    $13.80       $14.16        26,727
   01/01/2008 to 12/31/2008...........    $14.16       $10.05         3,602
   01/01/2009 to 12/31/2009...........    $10.05       $11.27         4,209
   01/01/2010 to 12/31/2010...........    $11.27       $13.24         7,433
   01/01/2011 to 12/31/2011...........    $13.24       $14.16         4,267
   01/01/2012 to 12/31/2012...........    $14.16       $15.26         4,046
   01/01/2013 to 12/31/2013...........    $15.26       $21.37         4,503
   01/01/2014 to 04/25/2014...........    $21.37       $21.09             0
TARGET MANAGED VIP PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.56       $15.38       726,729
   01/01/2006 to 12/31/2006...........    $15.38       $16.89       862,458
   01/01/2007 to 12/31/2007...........    $16.89       $18.21       833,102
   01/01/2008 to 12/31/2008...........    $18.21       $ 9.90        39,944
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.02       171,478
   01/01/2010 to 12/31/2010...........    $11.02       $12.93        69,556
   01/01/2011 to 12/31/2011...........    $12.93       $12.52        29,014
   01/01/2012 to 12/31/2012...........    $12.52       $13.94        19,604
   01/01/2013 to 12/31/2013...........    $13.94       $18.64        13,725
   01/01/2014 to 04/25/2014...........    $18.64       $18.53             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.29       $11.71        22,470
   01/01/2006 to 12/31/2006...........    $11.71       $14.49        36,867
   01/01/2007 to 12/31/2007...........    $14.49       $14.36        28,436
   01/01/2008 to 12/31/2008...........    $14.36       $10.11           952
   01/01/2009 to 12/31/2009...........    $10.11       $11.35         4,956
   01/01/2010 to 12/31/2010...........    $11.35       $13.05        11,395
   01/01/2011 to 12/31/2011...........    $13.05       $13.85         7,305
   01/01/2012 to 12/31/2012...........    $13.85       $15.11         7,261
   01/01/2013 to 12/31/2013...........    $15.11       $19.47         2,853
   01/01/2014 to 04/25/2014...........    $19.47       $19.18             0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.77       412,741
   01/01/2006 to 12/31/2006...........    $ 9.77       $11.37       747,709
   01/01/2007 to 12/31/2007...........    $11.37       $11.32       592,184
   01/01/2008 to 12/31/2008...........    $11.32       $ 6.63        20,418
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 7.45        99,327
   01/01/2010 to 12/31/2010...........    $ 7.45       $ 8.55        65,720
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 8.93        25,578
   01/01/2012 to 12/31/2012...........    $ 8.93       $ 9.29        22,909
   01/01/2013 to 12/31/2013...........    $ 9.29       $11.73        15,019
   01/01/2014 to 04/25/2014...........    $11.73       $12.13             0
VALUE LINE TARGET 25 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.60       $14.86           309
   01/01/2006 to 12/31/2006...........    $14.86       $15.06           308
   01/01/2007 to 12/31/2007...........    $15.06       $17.53           308
   01/01/2008 to 12/31/2008...........    $17.53       $ 7.80             0
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 8.23             0
   01/01/2010 to 12/31/2010...........    $ 8.23       $10.57         9,437
   01/01/2011 to 12/31/2011...........    $10.57       $ 7.85         9,438
   01/01/2012 to 12/31/2012...........    $ 7.85       $ 9.38         9,438
   01/01/2013 to 12/31/2013...........    $ 9.38       $12.13         9,438
   01/01/2014 to 04/25/2014...........    $12.13       $12.96             0
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
   01/01/2005 to 12/31/2005...........    $13.52       $13.73             0
   01/01/2006 to 12/31/2006...........    $13.73       $16.52             0
   01/01/2007 to 12/31/2007...........    $16.52       $16.08             0
   01/01/2008 to 12/31/2008...........    $16.08       $10.29             0
   01/01/2009 to 12/31/2009...........    $10.29       $13.06             0
   01/01/2010 to 07/16/2010...........    $13.06       $12.53             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $13.48       $13.99        53,780
   01/01/2006 to 12/31/2006...........    $13.99       $16.34        91,602
   01/01/2007 to 12/31/2007...........    $16.34       $16.54        58,668
   01/01/2008 to 12/31/2008...........    $16.54       $10.35         5,024
   01/01/2009 to 12/31/2009...........    $10.35       $11.91        25,804
   01/01/2010 to 07/16/2010...........    $11.91       $11.46             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.07       $14.61        34,356
   01/01/2011 to 12/31/2011...........    $14.61       $12.55        18,160
   01/01/2012 to 12/31/2012...........    $12.55       $14.05        15,603
   01/01/2013 to 12/31/2013...........    $14.05       $16.60        10,296
   01/01/2014 to 12/31/2014...........    $16.60       $15.49         4,892
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.46       $13.36        21,091
   01/01/2011 to 12/31/2011...........    $13.36       $12.87         3,709
   01/01/2012 to 12/31/2012...........    $12.87       $15.15         1,510
   01/01/2013 to 12/31/2013...........    $15.15       $19.44         1,412
   01/01/2014 to 12/31/2014...........    $19.44       $21.13            98
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.69       $19.80        16,952
   01/01/2011 to 12/31/2011...........    $19.80       $18.46         8,546
   01/01/2012 to 12/31/2012...........    $18.46       $21.96        10,409
   01/01/2013 to 12/31/2013...........    $21.96       $30.32         3,271
   01/01/2014 to 12/31/2014...........    $30.32       $31.09         2,006
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.26        51,188
   01/01/2011 to 12/31/2011...........    $12.26       $11.55        18,487
   01/01/2012 to 12/31/2012...........    $11.55       $12.30         6,884
   01/01/2013 to 12/31/2013...........    $12.30       $18.24         6,227
   01/01/2014 to 12/31/2014...........    $18.24       $17.66         3,334

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60
                          BPS AND HAV 40 BPS (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $10.26       $12.70         686,444
   01/01/2010 to 12/31/2010...........    $12.70       $14.53         627,620
   01/01/2011 to 12/31/2011...........    $14.53       $14.69       1,447,058
   01/01/2012 to 12/31/2012...........    $14.69       $16.48         880,304
   01/01/2013 to 12/31/2013...........    $16.48       $17.84         528,834
   01/01/2014 to 12/31/2014...........    $17.84       $17.95         298,989
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.70     107,441,591
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.68     133,580,486
   01/01/2011 to 12/31/2011...........    $10.68       $10.22     102,346,558
   01/01/2012 to 12/31/2012...........    $10.22       $11.32     108,178,074
   01/01/2013 to 12/31/2013...........    $11.32       $12.24     100,174,797
   01/01/2014 to 12/31/2014...........    $12.24       $12.50      87,606,755
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.84      54,720,347
   01/01/2010 to 12/31/2010...........    $ 9.84       $11.00      68,974,007
   01/01/2011 to 12/31/2011...........    $11.00       $10.83      55,424,347
   01/01/2012 to 12/31/2012...........    $10.83       $12.11      63,361,367
   01/01/2013 to 12/31/2013...........    $12.11       $13.88      63,758,948
   01/01/2014 to 12/31/2014...........    $13.88       $14.48      59,078,042
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.05       $ 9.99       4,930,435
   01/01/2010 to 12/31/2010...........    $ 9.99       $11.18       6,178,407
   01/01/2011 to 12/31/2011...........    $11.18       $11.39       5,937,210
   01/01/2012 to 05/04/2012...........    $11.39       $12.38               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.26       $ 9.95      97,458,970
   01/01/2010 to 12/31/2010...........    $ 9.95       $10.99     124,066,065
   01/01/2011 to 12/31/2011...........    $10.99       $10.67      99,522,684
   01/01/2012 to 12/31/2012...........    $10.67       $11.81     107,656,583
   01/01/2013 to 12/31/2013...........    $11.81       $13.66     103,827,389
   01/01/2014 to 12/31/2014...........    $13.66       $14.31      95,621,538

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.17      2,940,794
   01/01/2012 to 12/31/2012...........    $ 9.17       $10.09      4,644,573
   01/01/2013 to 12/31/2013...........    $10.09       $11.00      5,783,459
   01/01/2014 to 12/31/2014...........    $11.00       $11.35      5,607,802
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.50        872,802
   01/01/2014 to 12/31/2014...........    $10.50       $10.70      1,112,165
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $10.02              0
   01/01/2010 to 12/31/2010...........    $10.02       $10.78              0
   01/01/2011 to 12/31/2011...........    $10.78       $11.28              0
   01/01/2012 to 12/31/2012...........    $11.28       $11.43              0
   01/01/2013 to 12/31/2013...........    $11.43       $11.20              0
   01/01/2014 to 12/31/2014...........    $11.20       $11.00              0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.69       $ 9.39              0
   01/01/2010 to 12/31/2010...........    $ 9.39       $10.21              0
   01/01/2011 to 12/31/2011...........    $10.21       $11.01              0
   01/01/2012 to 12/31/2012...........    $11.01       $11.28              0
   01/01/2013 to 12/31/2013...........    $11.28       $11.02              0
   01/01/2014 to 12/31/2014...........    $11.02       $10.89              0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.78         13,765
   01/01/2011 to 12/31/2011...........    $10.78       $11.81         45,769
   01/01/2012 to 12/31/2012...........    $11.81       $12.21              0
   01/01/2013 to 12/31/2013...........    $12.21       $11.76              0
   01/01/2014 to 12/31/2014...........    $11.76       $11.73              0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.70              0
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.61              0
   01/01/2011 to 12/31/2011...........    $10.61       $11.85              0
   01/01/2012 to 12/31/2012...........    $11.85       $12.32              0
   01/01/2013 to 12/31/2013...........    $12.32       $11.74              0
   01/01/2014 to 12/31/2014...........    $11.74       $11.85              0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.60              0
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.52              0
   01/01/2011 to 12/31/2011...........    $10.52       $12.00              0
   01/01/2012 to 12/31/2012...........    $12.00       $12.49              0
   01/01/2013 to 12/31/2013...........    $12.49       $11.69              0
   01/01/2014 to 12/31/2014...........    $11.69       $11.99              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.38       $ 8.80             0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.68             0
   01/01/2011 to 12/31/2011...........    $ 9.68       $11.30             0
   01/01/2012 to 12/31/2012...........    $11.30       $11.82             0
   01/01/2013 to 12/31/2013...........    $11.82       $10.86             0
   01/01/2014 to 12/31/2014...........    $10.86       $11.34             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.03             0
   01/01/2011 to 12/31/2011...........    $11.03       $13.04             0
   01/01/2012 to 12/31/2012...........    $13.04       $13.70             0
   01/01/2013 to 12/31/2013...........    $13.70       $12.53             0
   01/01/2014 to 12/31/2014...........    $12.53       $13.27             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.04             0
   01/01/2012 to 12/31/2012...........    $12.04       $12.53             0
   01/01/2013 to 12/31/2013...........    $12.53       $11.12             0
   01/01/2014 to 12/31/2014...........    $11.12       $12.08             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.41             0
   01/01/2013 to 12/31/2013...........    $10.41       $ 9.20             0
   01/01/2014 to 12/31/2014...........    $ 9.20       $10.19             0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.76             0
   01/01/2014 to 12/31/2014...........    $ 8.76       $ 9.88             0
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........    $10.00       $11.32             0
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30        58,774
   01/01/2010 to 12/31/2010...........    $10.30       $11.52       748,340
   01/01/2011 to 12/31/2011...........    $11.52       $10.67       655,241
   01/01/2012 to 12/31/2012...........    $10.67       $11.88       688,787
   01/01/2013 to 12/31/2013...........    $11.88       $15.35       921,219
   01/01/2014 to 12/31/2014...........    $15.35       $16.65       861,669

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.74       $ 9.52     118,425,926
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.62     141,306,019
   01/01/2011 to 12/31/2011...........    $10.62       $10.19     100,099,910
   01/01/2012 to 12/31/2012...........    $10.19       $11.40     113,717,767
   01/01/2013 to 12/31/2013...........    $11.40       $13.75     125,316,122
   01/01/2014 to 12/31/2014...........    $13.75       $14.47     121,728,074
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.66         342,569
   01/01/2014 to 12/31/2014...........    $11.66       $13.03       1,094,841
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.11       $18.32       2,154,565
   01/01/2010 to 12/31/2010...........    $18.32       $23.19       2,674,245
   01/01/2011 to 12/31/2011...........    $23.19       $24.31       2,210,944
   01/01/2012 to 12/31/2012...........    $24.31       $27.58       2,291,954
   01/01/2013 to 12/31/2013...........    $27.58       $27.98       2,083,185
   01/01/2014 to 12/31/2014...........    $27.98       $36.02       2,044,785
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.69       1,906,618
   01/01/2014 to 12/31/2014...........    $ 9.69       $10.02       2,122,274
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.20       $ 8.87      54,387,061
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.97      68,927,498
   01/01/2011 to 12/31/2011...........    $ 9.97       $ 9.66      53,951,634
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.51      57,684,295
   01/01/2013 to 12/31/2013...........    $10.51       $11.86      55,226,008
   01/01/2014 to 12/31/2014...........    $11.86       $12.03      48,707,547
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.13       $ 8.54      18,482,649
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.51      20,766,873
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.13      15,624,739
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.20      18,821,366
   01/01/2013 to 12/31/2013...........    $10.20       $11.96      23,114,459
   01/01/2014 to 12/31/2014...........    $11.96       $12.43      21,739,589
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.75      58,178,008
   01/01/2013 to 12/31/2013...........    $10.75       $13.16      59,310,001
   01/01/2014 to 12/31/2014...........    $13.16       $13.35      54,167,034
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.82       5,741,090
   01/01/2014 to 12/31/2014...........    $10.82       $10.91       8,049,243

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.73       $ 8.12       1,148,210
   01/01/2010 to 12/31/2010...........    $ 8.12       $ 9.60       2,343,259
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 8.97       1,365,221
   01/01/2012 to 12/31/2012...........    $ 8.97       $11.18       1,941,296
   01/01/2013 to 12/31/2013...........    $11.18       $11.48       2,026,740
   01/01/2014 to 12/31/2014...........    $11.48       $12.86       1,953,120
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.00       $10.25       5,358,114
   01/01/2010 to 12/31/2010...........    $10.25       $11.12       5,307,161
   01/01/2011 to 12/31/2011...........    $11.12       $10.51       3,678,070
   01/01/2012 to 12/31/2012...........    $10.51       $12.37       3,859,929
   01/01/2013 to 12/31/2013...........    $12.37       $15.79       4,053,712
   01/01/2014 to 02/07/2014...........    $15.79       $15.53               0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.97       $ 9.63      15,821,358
   01/01/2010 to 12/31/2010...........    $ 9.63       $10.69      15,820,580
   01/01/2011 to 12/31/2011...........    $10.69       $ 9.94      12,948,030
   01/01/2012 to 12/31/2012...........    $ 9.94       $11.69      10,758,682
   01/01/2013 to 12/31/2013...........    $11.69       $15.36       8,989,436
   01/01/2014 to 12/31/2014...........    $15.36       $17.09       7,637,977
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.42       5,868,356
   01/01/2010 to 12/31/2010...........    $13.42       $15.82       6,728,348
   01/01/2011 to 12/31/2011...........    $15.82       $15.10       4,560,864
   01/01/2012 to 12/31/2012...........    $15.10       $17.76       4,904,077
   01/01/2013 to 12/31/2013...........    $17.76       $23.09       5,099,534
   01/01/2014 to 12/31/2014...........    $23.09       $25.32       4,212,533
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.75       $ 9.20      36,241,046
   01/01/2010 to 12/31/2010...........    $ 9.20       $10.10      50,682,089
   01/01/2011 to 12/31/2011...........    $10.10       $ 9.88      43,785,652
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.70      45,432,815
   01/01/2013 to 12/31/2013...........    $10.70       $11.56      40,182,442
   01/01/2014 to 12/31/2014...........    $11.56       $11.83      35,662,590
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.81       $15.19       2,182,014
   01/01/2010 to 12/31/2010...........    $15.19       $18.93       3,471,178
   01/01/2011 to 12/31/2011...........    $18.93       $18.86       2,549,765
   01/01/2012 to 12/31/2012...........    $18.86       $21.46       2,633,520
   01/01/2013 to 12/31/2013...........    $21.46       $29.30       3,094,420
   01/01/2014 to 12/31/2014...........    $29.30       $30.89       2,931,970

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.09       $11.51       3,294,871
   01/01/2010 to 12/31/2010...........    $11.51       $12.73       3,942,580
   01/01/2011 to 12/31/2011...........    $12.73       $12.46       3,528,509
   01/01/2012 to 12/31/2012...........    $12.46       $13.89       3,502,241
   01/01/2013 to 12/31/2013...........    $13.89       $18.40       2,924,047
   01/01/2014 to 12/31/2014...........    $18.40       $18.38       2,608,050
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.75       $13.47      13,509,194
   01/01/2010 to 12/31/2010...........    $13.47       $15.04      12,605,729
   01/01/2011 to 12/31/2011...........    $15.04       $15.26      11,922,775
   01/01/2012 to 12/31/2012...........    $15.26       $17.09      10,459,161
   01/01/2013 to 12/31/2013...........    $17.09       $18.02       8,393,440
   01/01/2014 to 12/31/2014...........    $18.02       $18.17       5,236,999
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.13       $15.91       6,854,079
   01/01/2010 to 12/31/2010...........    $15.91       $17.92       7,241,298
   01/01/2011 to 12/31/2011...........    $17.92       $15.34       5,734,722
   01/01/2012 to 12/31/2012...........    $15.34       $18.16       4,942,527
   01/01/2013 to 12/31/2013...........    $18.16       $21.27       4,582,698
   01/01/2014 to 12/31/2014...........    $21.27       $19.76       3,989,471
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.35       $14.74       3,492,926
   01/01/2010 to 12/31/2010...........    $14.74       $16.10       3,649,081
   01/01/2011 to 12/31/2011...........    $16.10       $13.85       2,916,031
   01/01/2012 to 12/31/2012...........    $13.85       $15.89       2,668,328
   01/01/2013 to 12/31/2013...........    $15.89       $18.67       2,705,225
   01/01/2014 to 12/31/2014...........    $18.67       $17.13       2,548,306
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.78       $11.75      45,976,810
   01/01/2010 to 12/31/2010...........    $11.75       $12.80      22,040,989
   01/01/2011 to 12/31/2011...........    $12.80       $14.16     215,533,382
   01/01/2012 to 12/31/2012...........    $14.16       $15.24      89,791,313
   01/01/2013 to 12/31/2013...........    $15.24       $14.51      28,148,834
   01/01/2014 to 12/31/2014...........    $14.51       $15.23      25,571,167
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.07       $ 8.65      25,271,257
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.68      38,344,545
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.47      31,542,321
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.58      33,772,279
   01/01/2013 to 12/31/2013...........    $10.58       $12.10      34,620,680
   01/01/2014 to 12/31/2014...........    $12.10       $12.66      31,218,936

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.86       5,086,873
   01/01/2010 to 12/31/2010...........    $13.86       $14.60       5,905,133
   01/01/2011 to 12/31/2011...........    $14.60       $13.05       4,359,903
   01/01/2012 to 12/31/2012...........    $13.05       $15.65       4,428,816
   01/01/2013 to 12/31/2013...........    $15.65       $17.75       4,647,244
   01/01/2014 to 12/31/2014...........    $17.75       $16.35       4,276,895
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.80       $12.54      46,430,018
   01/01/2010 to 12/31/2010...........    $12.54       $13.23      46,748,068
   01/01/2011 to 12/31/2011...........    $13.23       $13.05      38,241,675
   01/01/2012 to 12/31/2012...........    $13.05       $14.21      39,470,209
   01/01/2013 to 12/31/2013...........    $14.21       $15.51      35,738,716
   01/01/2014 to 12/31/2014...........    $15.51       $16.09      31,774,661
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         141,417
   01/01/2010 to 12/31/2010...........    $10.29       $11.27         473,823
   01/01/2011 to 12/31/2011...........    $11.27       $11.15         755,324
   01/01/2012 to 12/31/2012...........    $11.15       $12.64       1,110,275
   01/01/2013 to 12/31/2013...........    $12.64       $16.96       1,223,206
   01/01/2014 to 12/31/2014...........    $16.96       $18.27       1,330,655
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.92       $ 8.78       5,087,827
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.78       5,307,829
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.21       4,698,568
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.59       4,248,181
   01/01/2013 to 12/31/2013...........    $10.59       $14.57       5,494,376
   01/01/2014 to 12/31/2014...........    $14.57       $16.30       5,782,801
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.52       $10.86      17,250,307
   01/01/2010 to 12/31/2010...........    $10.86       $12.79      17,364,094
   01/01/2011 to 12/31/2011...........    $12.79       $12.47      14,080,420
   01/01/2012 to 12/31/2012...........    $12.47       $13.77      11,942,585
   01/01/2013 to 12/31/2013...........    $13.77       $18.50       9,091,584
   01/01/2014 to 12/31/2014...........    $18.50       $20.12       9,720,568
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.37       $13.73      10,096,051
   01/01/2010 to 12/31/2010...........    $13.73       $15.32       8,604,037
   01/01/2011 to 12/31/2011...........    $15.32       $16.60       9,200,629
   01/01/2012 to 12/31/2012...........    $16.60       $17.29       8,547,651
   01/01/2013 to 12/31/2013...........    $17.29       $16.67       6,345,324
   01/01/2014 to 12/31/2014...........    $16.67       $17.44       6,499,325

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.55       $15.37       2,567,781
   01/01/2010 to 12/31/2010...........    $15.37       $16.94       3,612,405
   01/01/2011 to 12/31/2011...........    $16.94       $16.14       3,114,124
   01/01/2012 to 12/31/2012...........    $16.14       $19.53       3,437,135
   01/01/2013 to 12/31/2013...........    $19.53       $24.52       3,984,432
   01/01/2014 to 12/31/2014...........    $24.52       $24.99       3,982,260
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.02       $ 9.75       4,944,538
   01/01/2010 to 12/31/2010...........    $ 9.75       $10.82       5,238,425
   01/01/2011 to 12/31/2011...........    $10.82       $10.57       4,289,955
   01/01/2012 to 12/31/2012...........    $10.57       $12.18       4,420,398
   01/01/2013 to 12/31/2013...........    $12.18       $16.37       4,361,903
   01/01/2014 to 12/31/2014...........    $16.37       $17.50       3,793,575
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.20          55,298
   01/01/2013 to 12/31/2013...........    $10.20       $13.49         867,495
   01/01/2014 to 12/31/2014...........    $13.49       $14.62       1,003,365
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.11       $12.11       2,137,413
   01/01/2010 to 12/31/2010...........    $12.11       $14.72       2,978,973
   01/01/2011 to 12/31/2011...........    $14.72       $13.98       2,405,087
   01/01/2012 to 12/31/2012...........    $13.98       $16.28       2,424,624
   01/01/2013 to 12/31/2013...........    $16.28       $21.20       2,138,372
   01/01/2014 to 12/31/2014...........    $21.20       $23.97       1,904,816
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $10.42      66,786,776
   01/01/2010 to 12/31/2010...........    $10.42       $10.25      50,307,852
   01/01/2011 to 12/31/2011...........    $10.25       $10.09      50,902,069
   01/01/2012 to 12/31/2012...........    $10.09       $ 9.92      39,894,836
   01/01/2013 to 12/31/2013...........    $ 9.92       $ 9.76      29,504,243
   01/01/2014 to 12/31/2014...........    $ 9.76       $ 9.60      25,524,289
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.22       $13.88       5,689,131
   01/01/2010 to 12/31/2010...........    $13.88       $16.85       5,901,157
   01/01/2011 to 12/31/2011...........    $16.85       $16.16       4,911,194
   01/01/2012 to 12/31/2012...........    $16.16       $18.62       4,148,499
   01/01/2013 to 12/31/2013...........    $18.62       $26.00       4,423,739
   01/01/2014 to 12/31/2014...........    $26.00       $29.21       4,014,110
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07         577,115
   01/01/2012 to 12/31/2012...........    $10.07       $10.39       1,360,083
   01/01/2013 to 12/31/2013...........    $10.39       $ 9.93       1,174,650
   01/01/2014 to 12/31/2014...........    $ 9.93       $10.27       1,748,755

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
   01/01/2012 to 12/31/2012...........    $14.75       $16.30       3,764,767
   01/01/2012 to 12/31/2012...........    $14.75       $16.30       3,764,767
   01/01/2013 to 12/31/2013...........    $16.30       $21.26       3,561,170
   01/01/2013 to 12/31/2013...........    $16.30       $21.26       3,561,170
   01/01/2014 to 12/31/2014...........    $21.26       $22.57       3,128,103
   01/01/2014 to 12/31/2014...........    $21.26       $22.57       3,128,103
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.18       $ 9.97       1,585,215
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.79       2,045,616
   01/01/2011 to 04/29/2011...........    $11.79       $13.23               0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.32       5,908,428
   01/01/2013 to 12/31/2013...........    $10.32       $12.07       6,987,054
   01/01/2014 to 12/31/2014...........    $12.07       $12.48       5,942,954
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.19       $ 9.13       6,599,316
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.98      11,156,029
   01/01/2011 to 12/31/2011...........    $10.98       $ 8.61       6,749,550
   01/01/2012 to 12/31/2012...........    $ 8.61       $ 9.98       7,897,745
   01/01/2013 to 12/31/2013...........    $ 9.98       $ 9.84       8,565,272
   01/01/2014 to 12/31/2014...........    $ 9.84       $ 9.22       7,895,167
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.58       $12.19      19,779,745
   01/01/2010 to 12/31/2010...........    $12.19       $12.46      20,255,855
   01/01/2011 to 12/31/2011...........    $12.46       $12.53      18,155,075
   01/01/2012 to 12/31/2012...........    $12.53       $12.90      15,540,231
   01/01/2013 to 12/31/2013...........    $12.90       $12.41      10,724,539
   01/01/2014 to 12/31/2014...........    $12.41       $12.19       7,424,203
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.29       $13.65      59,442,486
   01/01/2010 to 12/31/2010...........    $13.65       $14.46      75,211,006
   01/01/2011 to 12/31/2011...........    $14.46       $14.67      60,233,010
   01/01/2012 to 12/31/2012...........    $14.67       $15.77      65,143,645
   01/01/2013 to 12/31/2013...........    $15.77       $15.23      54,477,871
   01/01/2014 to 12/31/2014...........    $15.23       $15.61      44,662,030

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.17       $10.65      82,197,582
   01/01/2010 to 12/31/2010...........    $10.65       $11.58     100,001,194
   01/01/2011 to 12/31/2011...........    $11.58       $11.51      96,778,216
   01/01/2012 to 12/31/2012...........    $11.51       $12.49      98,362,559
   01/01/2013 to 12/31/2013...........    $12.49       $13.42      79,093,854
   01/01/2014 to 12/31/2014...........    $13.42       $13.96      69,937,144
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         990,348
   01/01/2012 to 12/31/2012...........    $10.07       $10.61       2,178,847
   01/01/2013 to 12/31/2013...........    $10.61       $10.19       1,488,696
   01/01/2014 to 12/31/2014...........    $10.19       $10.63       2,499,201
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.80       $ 8.30      93,813,703
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.71     115,827,900
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 8.96      75,603,365
   01/01/2012 to 12/31/2012...........    $ 8.96       $ 9.95      89,282,138
   01/01/2013 to 12/31/2013...........    $ 9.95       $11.45      87,210,945
   01/01/2014 to 12/31/2014...........    $11.45       $12.30      83,056,988
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.10       $ 9.05       3,372,332
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.24       3,360,531
   01/01/2011 to 12/31/2011...........    $10.24       $10.42       3,055,694
   01/01/2012 to 12/31/2012...........    $10.42       $12.17       3,262,831
   01/01/2013 to 12/31/2013...........    $12.17       $15.85       2,976,003
   01/01/2014 to 12/31/2014...........    $15.85       $18.27       3,494,194
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.90         201,672
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.90         384,520
   01/01/2013 to 12/31/2013...........    $ 9.90       $11.92       2,227,707
   01/01/2014 to 12/31/2014...........    $11.92       $12.49       3,954,057
AST RCM WORLD TRENDS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.28       $ 8.68      39,406,298
   01/01/2010 to 12/31/2010...........    $ 8.68       $ 9.55      54,818,248
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.23      46,132,040
   01/01/2012 to 12/31/2012...........    $ 9.23       $10.01      48,879,191
   01/01/2013 to 12/31/2013...........    $10.01       $11.07      45,150,001
   01/01/2014 to 12/31/2014...........    $11.07       $11.44      40,205,928
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.43       $ 9.15      23,955,044
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.29      36,192,438
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.88      25,866,646
   01/01/2012 to 12/31/2012...........    $ 9.88       $11.26      34,127,062
   01/01/2013 to 12/31/2013...........    $11.26       $13.07      39,171,659
   01/01/2014 to 12/31/2014...........    $13.07       $13.55      34,959,693

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.51       $11.72      33,399,889
   01/01/2010 to 12/31/2010...........    $11.72       $12.89      55,550,099
   01/01/2011 to 12/31/2011...........    $12.89       $12.25      42,779,977
   01/01/2012 to 12/31/2012...........    $12.25       $13.39      45,395,568
   01/01/2013 to 12/31/2013...........    $13.39       $15.06      41,756,708
   01/01/2014 to 12/31/2014...........    $15.06       $15.26      36,993,426
AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.08       $14.46       3,702,808
   01/01/2010 to 12/31/2010...........    $14.46       $18.85       4,200,876
   01/01/2011 to 12/31/2011...........    $18.85       $16.11       4,029,967
   01/01/2012 to 12/31/2012...........    $16.11       $19.02       3,987,156
   01/01/2013 to 12/31/2013...........    $19.02       $26.34       3,589,232
   01/01/2014 to 12/31/2014...........    $26.34       $27.19       3,049,744
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.75       $ 8.88       2,524,147
   01/01/2010 to 12/31/2010...........    $ 8.88       $11.91       4,648,452
   01/01/2011 to 12/31/2011...........    $11.91       $11.60       3,213,655
   01/01/2012 to 12/31/2012...........    $11.60       $12.80       3,096,260
   01/01/2013 to 12/31/2013...........    $12.80       $17.01       4,073,887
   01/01/2014 to 12/31/2014...........    $17.01       $17.37       3,201,641
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.85       $14.11       6,242,625
   01/01/2010 to 12/31/2010...........    $14.11       $17.49       6,195,308
   01/01/2011 to 12/31/2011...........    $17.49       $16.17       5,166,090
   01/01/2012 to 12/31/2012...........    $16.17       $18.79       3,913,693
   01/01/2013 to 12/31/2013...........    $18.79       $25.39       3,418,708
   01/01/2014 to 12/31/2014...........    $25.39       $26.29       2,808,610
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.59       $12.85      40,732,836
   01/01/2010 to 12/31/2010...........    $12.85       $14.09      53,827,291
   01/01/2011 to 12/31/2011...........    $14.09       $14.13      46,623,273
   01/01/2012 to 12/31/2012...........    $14.13       $15.78      53,661,984
   01/01/2013 to 12/31/2013...........    $15.78       $18.13      56,537,325
   01/01/2014 to 12/31/2014...........    $18.13       $18.88      53,036,351
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.90       $10.13       3,572,238
   01/01/2010 to 12/31/2010...........    $10.13       $11.28       4,182,015
   01/01/2011 to 12/31/2011...........    $11.28       $10.91       3,313,597
   01/01/2012 to 12/31/2012...........    $10.91       $12.58       4,588,707
   01/01/2013 to 12/31/2013...........    $12.58       $16.05       5,133,443
   01/01/2014 to 12/31/2014...........    $16.05       $16.96       4,589,369

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.98       $10.54      10,159,519
   01/01/2010 to 12/31/2010...........    $10.54       $12.01      12,250,636
   01/01/2011 to 12/31/2011...........    $12.01       $11.61       9,294,364
   01/01/2012 to 12/31/2012...........    $11.61       $13.43      10,725,477
   01/01/2013 to 12/31/2013...........    $13.43       $19.02      11,809,685
   01/01/2014 to 12/31/2014...........    $19.02       $20.27      11,237,461
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $17.84       $23.89       4,621,252
   01/01/2010 to 12/31/2010...........    $23.89       $28.31       5,827,673
   01/01/2011 to 12/31/2011...........    $28.31       $23.69       4,562,770
   01/01/2012 to 12/31/2012...........    $23.69       $24.14       4,495,210
   01/01/2013 to 12/31/2013...........    $24.14       $27.39       3,688,022
   01/01/2014 to 12/31/2014...........    $27.39       $24.69       3,347,866
AST TEMPLETON GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.56       $15.07       6,337,072
   01/01/2010 to 12/31/2010...........    $15.07       $15.67       7,114,847
   01/01/2011 to 12/31/2011...........    $15.67       $16.05       6,639,260
   01/01/2012 to 12/31/2012...........    $16.05       $16.61       5,533,305
   01/01/2013 to 12/31/2013...........    $16.61       $15.72       4,600,108
   01/01/2014 to 12/31/2014...........    $15.72       $15.55       3,672,856
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.90       $ 8.78       9,942,981
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.90      10,821,793
   01/01/2011 to 12/31/2011...........    $ 9.90       $ 9.40       9,943,871
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.26      11,856,015
   01/01/2013 to 12/31/2013...........    $10.26       $12.16      18,749,421
   01/01/2014 to 12/31/2014...........    $12.16       $12.62      17,319,518
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.46       $10.21      12,750,275
   01/01/2010 to 12/31/2010...........    $10.21       $10.83      17,651,916
   01/01/2011 to 12/31/2011...........    $10.83       $11.29      18,170,336
   01/01/2012 to 12/31/2012...........    $11.29       $11.98      18,416,796
   01/01/2013 to 12/31/2013...........    $11.98       $11.60      17,928,589
   01/01/2014 to 12/31/2014...........    $11.60       $12.23      19,702,934
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.61       $10.86         554,304
   01/01/2010 to 07/16/2010...........    $10.86       $10.63               0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $11.02       $14.01         668,798
   01/01/2010 to 07/16/2010...........    $14.01       $13.31               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $10.31       $13.42         749,780
   01/01/2010 to 07/16/2010...........    $13.42       $12.54               0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.60       $ 7.38         331,489
   01/01/2010 to 12/31/2010...........    $ 7.38       $ 8.64         309,321
   01/01/2011 to 12/31/2011...........    $ 8.64       $ 7.57         380,808
   01/01/2012 to 12/31/2012...........    $ 7.57       $ 8.48         218,904
   01/01/2013 to 12/31/2013...........    $ 8.48       $10.93         125,986
   01/01/2014 to 04/25/2014...........    $10.93       $11.26               0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.65       $ 8.50      51,503,013
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.21      75,249,224
   01/01/2011 to 12/31/2011...........    $ 9.21       $ 8.91      53,326,792
   01/01/2012 to 09/21/2012...........    $ 8.91       $ 9.98               0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $15.21         835,629
   01/01/2010 to 12/31/2010...........    $15.21       $16.42         651,544
   01/01/2011 to 12/31/2011...........    $16.42       $14.94         542,156
   01/01/2012 to 12/31/2012...........    $14.94       $18.42         521,128
   01/01/2013 to 12/31/2013...........    $18.42       $20.71         381,588
   01/01/2014 to 04/25/2014...........    $20.71       $20.27               0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.17         387,650
   01/01/2012 to 04/27/2012...........    $ 8.17       $ 9.26               0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12         385,638
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.65         500,266
   01/01/2013 to 12/31/2013...........    $10.65       $13.73         615,161
   01/01/2014 to 12/31/2014...........    $13.73       $15.23         471,181
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.01       $10.52         430,777
   01/01/2010 to 12/31/2010...........    $10.52       $12.81         390,143
   01/01/2011 to 04/29/2011...........    $12.81       $14.27               0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 3.88       $ 5.44         779,148
   01/01/2010 to 12/31/2010...........    $ 5.44       $ 5.91         872,026
   01/01/2011 to 04/29/2011...........    $ 5.91       $ 6.23               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.83       $11.35      1,181,689
   01/01/2010 to 12/31/2010...........    $11.35       $11.76        545,135
   01/01/2011 to 12/31/2011...........    $11.76       $12.02        524,638
   01/01/2012 to 12/31/2012...........    $12.02       $14.29        462,518
   01/01/2013 to 12/31/2013...........    $14.29       $19.76        464,049
   01/01/2014 to 12/31/2014...........    $19.76       $23.25        483,876
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.77        229,829
   01/01/2013 to 12/31/2013...........    $ 9.77       $13.16        522,396
   01/01/2014 to 12/31/2014...........    $13.16       $13.98        170,256
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 5.95       $ 7.91        970,438
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 9.44      1,132,899
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 8.81        530,679
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.64        353,005
   01/01/2013 to 12/31/2013...........    $ 9.64       $11.87        292,049
   01/01/2014 to 12/31/2014...........    $11.87       $12.96        263,606
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.61       $ 7.71        140,231
   01/01/2010 to 12/31/2010...........    $ 7.71       $ 9.89        511,072
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.85        211,183
   01/01/2012 to 12/31/2012...........    $ 9.85       $10.95        144,674
   01/01/2013 to 12/31/2013...........    $10.95       $16.02        172,418
   01/01/2014 to 04/25/2014...........    $16.02       $15.97              0
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $17.80       $25.59      2,133,897
   01/01/2010 to 12/31/2010...........    $25.59       $29.23      1,632,797
   01/01/2011 to 12/31/2011...........    $29.23       $22.31      1,023,231
   01/01/2012 to 12/31/2012...........    $22.31       $25.62        797,727
   01/01/2013 to 12/31/2013...........    $25.62       $25.21        589,332
   01/01/2014 to 12/31/2014...........    $25.21       $23.34        449,200
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $15.32       $21.10      1,821,822
   01/01/2010 to 12/31/2010...........    $21.10       $23.64      1,172,241
   01/01/2011 to 12/31/2011...........    $23.64       $16.97        568,287
   01/01/2012 to 12/31/2012...........    $16.97       $19.28        518,241
   01/01/2013 to 12/31/2013...........    $19.28       $21.80        354,325
   01/01/2014 to 12/31/2014...........    $21.80       $21.10        204,908
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.66       $ 4.70        746,620
   01/01/2010 to 12/31/2010...........    $ 4.70       $ 5.00        821,032
   01/01/2011 to 12/31/2011...........    $ 5.00       $ 3.60        310,912
   01/01/2012 to 12/31/2012...........    $ 3.60       $ 4.73        683,662
   01/01/2013 to 12/31/2013...........    $ 4.73       $ 6.21        377,961
   01/01/2014 to 12/31/2014...........    $ 6.21       $ 6.74        257,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 9.43       $13.32      1,841,267
   01/01/2010 to 12/31/2010...........    $13.32       $16.99      1,479,120
   01/01/2011 to 12/31/2011...........    $16.99       $14.01        513,298
   01/01/2012 to 12/31/2012...........    $14.01       $14.94        344,526
   01/01/2013 to 12/31/2013...........    $14.94       $17.41        287,699
   01/01/2014 to 12/31/2014...........    $17.41       $17.41        201,578
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 8.59       $ 6.35      1,995,516
   01/01/2010 to 12/31/2010...........    $ 6.35       $ 5.13      1,870,682
   01/01/2011 to 12/31/2011...........    $ 5.13       $ 4.60      2,082,893
   01/01/2012 to 12/31/2012...........    $ 4.60       $ 3.77        965,635
   01/01/2013 to 12/31/2013...........    $ 3.77       $ 2.73        911,837
   01/01/2014 to 12/31/2014...........    $ 2.73       $ 2.30        951,939
PROFUND VP BIOTECHNOLOGY
   05/01/2009 to 12/31/2009...........    $10.29       $11.56        355,182
   01/01/2010 to 12/31/2010...........    $11.56       $11.95        254,803
   01/01/2011 to 12/31/2011...........    $11.95       $12.52        188,759
   01/01/2012 to 12/31/2012...........    $12.52       $17.33        338,800
   01/01/2013 to 12/31/2013...........    $17.33       $28.71        326,187
   01/01/2014 to 12/31/2014...........    $28.71       $36.62        259,481
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 7.19       $ 9.08      3,113,781
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.06      2,476,971
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.89      3,165,929
   01/01/2012 to 12/31/2012...........    $ 9.89       $11.08      1,499,016
   01/01/2013 to 12/31/2013...........    $11.08       $14.14      1,204,038
   01/01/2014 to 12/31/2014...........    $14.14       $15.50      1,173,460
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.16       $10.26        812,567
   01/01/2010 to 12/31/2010...........    $10.26       $11.84        702,138
   01/01/2011 to 12/31/2011...........    $11.84       $12.45        765,549
   01/01/2012 to 12/31/2012...........    $12.45       $13.58        450,591
   01/01/2013 to 12/31/2013...........    $13.58       $17.15        573,128
   01/01/2014 to 12/31/2014...........    $17.15       $18.59        574,747
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.24       $ 7.74        295,250
   01/01/2010 to 12/31/2010...........    $ 7.74       $ 9.24      1,046,739
   01/01/2011 to 12/31/2011...........    $ 9.24       $ 9.58        481,308
   01/01/2012 to 12/31/2012...........    $ 9.58       $11.51        539,898
   01/01/2013 to 12/31/2013...........    $11.51       $15.83        745,470
   01/01/2014 to 12/31/2014...........    $15.83       $17.51        425,388

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 8.96       $12.07      1,184,717
   01/01/2010 to 12/31/2010...........    $12.07       $12.19        852,300
   01/01/2011 to 12/31/2011...........    $12.19       $10.92        333,570
   01/01/2012 to 12/31/2012...........    $10.92       $12.52        461,143
   01/01/2013 to 12/31/2013...........    $12.52       $14.98        561,564
   01/01/2014 to 12/31/2014...........    $14.98       $13.46        318,682
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 4.79       $ 6.30      1,432,294
   01/01/2010 to 12/31/2010...........    $ 6.30       $ 6.87      1,397,974
   01/01/2011 to 12/31/2011...........    $ 6.87       $ 5.82      1,034,776
   01/01/2012 to 12/31/2012...........    $ 5.82       $ 7.14      1,345,907
   01/01/2013 to 12/31/2013...........    $ 7.14       $ 9.27      1,595,424
   01/01/2014 to 12/31/2014...........    $ 9.27       $10.30      1,201,102
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.11       $ 9.14      1,148,607
   01/01/2010 to 12/31/2010...........    $ 9.14       $ 9.25        875,030
   01/01/2011 to 12/31/2011...........    $ 9.25       $10.01        924,616
   01/01/2012 to 12/31/2012...........    $10.01       $11.56      1,121,561
   01/01/2013 to 12/31/2013...........    $11.56       $15.89      1,361,062
   01/01/2014 to 12/31/2014...........    $15.89       $19.34      1,316,203
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 7.64       $ 9.68        634,240
   01/01/2010 to 12/31/2010...........    $ 9.68       $11.78        641,229
   01/01/2011 to 12/31/2011...........    $11.78       $11.38        404,533
   01/01/2012 to 12/31/2012...........    $11.38       $12.96        379,889
   01/01/2013 to 12/31/2013...........    $12.96       $17.62        514,535
   01/01/2014 to 12/31/2014...........    $17.62       $18.29        381,463
PROFUND VP INTERNET
   05/01/2009 to 12/31/2009...........    $14.19       $19.31        507,210
   01/01/2010 to 12/31/2010...........    $19.31       $25.70        455,035
   01/01/2011 to 12/31/2011...........    $25.70       $23.53         92,624
   01/01/2012 to 12/31/2012...........    $23.53       $27.71         98,828
   01/01/2013 to 12/31/2013...........    $27.71       $41.35        134,453
   01/01/2014 to 12/31/2014...........    $41.35       $41.12         46,264
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.27       $ 8.11        519,793
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 7.45        414,005
   01/01/2011 to 12/31/2011...........    $ 7.45       $ 5.97        292,468
   01/01/2012 to 12/31/2012...........    $ 5.97       $ 7.22        445,817
   01/01/2013 to 12/31/2013...........    $ 7.22       $10.53        616,969
   01/01/2014 to 12/31/2014...........    $10.53       $10.69        321,351

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.47       $ 9.40      1,530,601
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.47      1,282,022
   01/01/2011 to 12/31/2011...........    $10.47       $10.62      1,146,789
   01/01/2012 to 12/31/2012...........    $10.62       $11.77        796,871
   01/01/2013 to 12/31/2013...........    $11.77       $15.12        730,784
   01/01/2014 to 12/31/2014...........    $15.12       $16.80        876,271
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.55       $ 8.31      1,108,254
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.22      1,501,797
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.96      1,122,050
   01/01/2012 to 12/31/2012...........    $ 8.96       $10.17        776,810
   01/01/2013 to 12/31/2013...........    $10.17       $12.99        482,427
   01/01/2014 to 12/31/2014...........    $12.99       $14.11        780,687
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.38       $10.65      1,903,627
   01/01/2010 to 12/31/2010...........    $10.65       $13.45      2,021,397
   01/01/2011 to 12/31/2011...........    $13.45       $12.85      1,040,542
   01/01/2012 to 12/31/2012...........    $12.85       $14.58        684,764
   01/01/2013 to 12/31/2013...........    $14.58       $18.71        592,623
   01/01/2014 to 12/31/2014...........    $18.71       $19.49        371,987
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.56       $11.05      1,398,727
   01/01/2010 to 12/31/2010...........    $11.05       $13.09        908,539
   01/01/2011 to 12/31/2011...........    $13.09       $12.37        727,867
   01/01/2012 to 12/31/2012...........    $12.37       $14.18        552,448
   01/01/2013 to 12/31/2013...........    $14.18       $18.43        479,583
   01/01/2014 to 12/31/2014...........    $18.43       $19.97        288,875
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 7.60       $ 9.94      1,813,909
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.56      1,576,633
   01/01/2011 to 12/31/2011...........    $11.56       $11.54        909,044
   01/01/2012 to 12/31/2012...........    $11.54       $13.19        644,940
   01/01/2013 to 12/31/2013...........    $13.19       $17.42        507,723
   01/01/2014 to 12/31/2014...........    $17.42       $20.04        490,538
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $16.13       $18.75      1,326,030
   01/01/2010 to 12/31/2010...........    $18.75       $21.71      1,296,969
   01/01/2011 to 12/31/2011...........    $21.71       $21.83        829,408
   01/01/2012 to 12/31/2012...........    $21.83       $22.09        551,530
   01/01/2013 to 12/31/2013...........    $22.09       $26.96        414,618
   01/01/2014 to 12/31/2014...........    $26.96       $23.63        346,412

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 5.79       $ 7.58        521,245
   01/01/2010 to 12/31/2010...........    $ 7.58       $ 7.49        268,122
   01/01/2011 to 12/31/2011...........    $ 7.49       $ 8.56        862,925
   01/01/2012 to 12/31/2012...........    $ 8.56       $ 9.42        302,309
   01/01/2013 to 12/31/2013...........    $ 9.42       $12.19        276,233
   01/01/2014 to 12/31/2014...........    $12.19       $14.31        297,503
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $12.30       $16.86      2,850,817
   01/01/2010 to 12/31/2010...........    $16.86       $22.04      2,921,018
   01/01/2011 to 12/31/2011...........    $22.04       $17.51      2,103,701
   01/01/2012 to 12/31/2012...........    $17.51       $14.71      1,572,080
   01/01/2013 to 12/31/2013...........    $14.71       $ 8.98      1,162,887
   01/01/2014 to 12/31/2014...........    $ 8.98       $ 6.72        630,558
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 8.68       $12.69        557,087
   01/01/2010 to 12/31/2010...........    $12.69       $15.57        509,622
   01/01/2011 to 12/31/2011...........    $15.57       $16.04        345,408
   01/01/2012 to 12/31/2012...........    $16.04       $18.48        392,557
   01/01/2013 to 12/31/2013...........    $18.48       $18.19        325,883
   01/01/2014 to 12/31/2014...........    $18.19       $22.37        289,291
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 4.74       $ 4.81      3,128,225
   01/01/2010 to 12/31/2010...........    $ 4.81       $ 3.97      4,679,376
   01/01/2011 to 12/31/2011...........    $ 3.97       $ 2.44      2,645,539
   01/01/2012 to 12/31/2012...........    $ 2.44       $ 2.23      1,760,429
   01/01/2013 to 12/31/2013...........    $ 2.23       $ 2.56      3,779,215
   01/01/2014 to 12/31/2014...........    $ 2.56       $ 1.76      3,810,891
PROFUND VP SEMICONDUCTOR
   05/01/2009 to 12/31/2009...........    $ 4.28       $ 5.86        794,698
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 6.47        188,040
   01/01/2011 to 12/31/2011...........    $ 6.47       $ 6.12        125,111
   01/01/2012 to 12/31/2012...........    $ 6.12       $ 5.77         77,903
   01/01/2013 to 12/31/2013...........    $ 5.77       $ 7.57         62,931
   01/01/2014 to 12/31/2014...........    $ 7.57       $10.02        125,840
PROFUND VP SHORT MID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.00       $ 6.44        364,588
   01/01/2010 to 12/31/2010...........    $ 6.44       $ 4.70        280,837
   01/01/2011 to 12/31/2011...........    $ 4.70       $ 4.24        232,550
   01/01/2012 to 12/31/2012...........    $ 4.24       $ 3.38        139,533
   01/01/2013 to 12/31/2013...........    $ 3.38       $ 2.40        116,769
   01/01/2014 to 12/31/2014...........    $ 2.40       $ 2.07        171,122

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 5.92       $ 4.22        898,026
   01/01/2010 to 12/31/2010...........    $ 4.22       $ 3.27        782,589
   01/01/2011 to 12/31/2011...........    $ 3.27       $ 2.88      1,249,273
   01/01/2012 to 12/31/2012...........    $ 2.88       $ 2.30        957,612
   01/01/2013 to 12/31/2013...........    $ 2.30       $ 1.60        348,933
   01/01/2014 to 12/31/2014...........    $ 1.60       $ 1.27        241,202
PROFUND VP SHORT SMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 9.09       $ 6.59        463,501
   01/01/2010 to 12/31/2010...........    $ 6.59       $ 4.61        355,244
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 4.12        702,306
   01/01/2012 to 12/31/2012...........    $ 4.12       $ 3.28        351,352
   01/01/2013 to 12/31/2013...........    $ 3.28       $ 2.22        176,749
   01/01/2014 to 12/31/2014...........    $ 2.22       $ 1.98        197,127
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.84       $11.15      1,476,283
   01/01/2010 to 12/31/2010...........    $11.15       $13.79      1,733,790
   01/01/2011 to 12/31/2011...........    $13.79       $13.73      1,437,215
   01/01/2012 to 12/31/2012...........    $13.73       $15.19        495,243
   01/01/2013 to 12/31/2013...........    $15.19       $20.98        722,604
   01/01/2014 to 12/31/2014...........    $20.98       $21.09        341,491
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 7.73       $ 9.65        610,084
   01/01/2010 to 12/31/2010...........    $ 9.65       $11.59        743,101
   01/01/2011 to 12/31/2011...........    $11.59       $10.94        752,713
   01/01/2012 to 12/31/2012...........    $10.94       $12.49        481,299
   01/01/2013 to 12/31/2013...........    $12.49       $16.91        412,071
   01/01/2014 to 12/31/2014...........    $16.91       $17.60        237,908
PROFUND VP TECHNOLOGY
   05/01/2009 to 12/31/2009...........    $ 6.49       $ 8.78      1,361,950
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.56        652,534
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.27        719,037
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.06        287,188
   01/01/2013 to 12/31/2013...........    $10.06       $12.38        175,316
   01/01/2014 to 12/31/2014...........    $12.38       $14.39        179,412
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 6.62       $ 7.21        472,593
   01/01/2010 to 12/31/2010...........    $ 7.21       $ 8.20        847,216
   01/01/2011 to 12/31/2011...........    $ 8.20       $ 8.22        476,200
   01/01/2012 to 12/31/2012...........    $ 8.22       $ 9.42        486,914
   01/01/2013 to 12/31/2013...........    $ 9.42       $10.38        375,062
   01/01/2014 to 12/31/2014...........    $10.38       $10.26        329,989
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $13.88       $12.54      1,333,606
   01/01/2010 to 12/31/2010...........    $12.54       $13.58      1,042,250
   01/01/2011 to 12/31/2011...........    $13.58       $19.17      1,145,039
   01/01/2012 to 12/31/2012...........    $19.17       $19.03        721,134
   01/01/2013 to 12/31/2013...........    $19.03       $15.14        419,798
   01/01/2014 to 12/31/2014...........    $15.14       $20.31        243,348

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRABULL
   05/01/2009 to 12/31/2009...........    $ 4.12       $ 6.50      1,590,074
   01/01/2010 to 12/31/2010...........    $ 6.50       $ 7.81        914,644
   01/01/2011 to 12/31/2011...........    $ 7.81       $ 7.31        689,374
   01/01/2012 to 12/31/2012...........    $ 7.31       $ 9.26        451,227
   01/01/2013 to 12/31/2013...........    $ 9.26       $15.31        302,573
   01/01/2014 to 12/31/2014...........    $15.31       $18.56        265,404
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 5.08       $ 8.23      1,356,598
   01/01/2010 to 12/31/2010...........    $ 8.23       $12.11      1,530,577
   01/01/2011 to 12/31/2011...........    $12.11       $10.28        591,778
   01/01/2012 to 12/31/2012...........    $10.28       $13.40        516,451
   01/01/2013 to 12/31/2013...........    $13.40       $22.48        317,543
   01/01/2014 to 12/31/2014...........    $22.48       $25.51        386,697
PROFUND VP ULTRANASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 3.29       $ 5.63      1,661,197
   01/01/2010 to 12/31/2010...........    $ 5.63       $ 7.48      1,359,439
   01/01/2011 to 12/31/2011...........    $ 7.48       $ 7.27      1,795,997
   01/01/2012 to 12/31/2012...........    $ 7.27       $ 9.57        563,727
   01/01/2013 to 12/31/2013...........    $ 9.57       $16.84        561,715
   01/01/2014 to 12/31/2014...........    $16.84       $22.50        414,291
PROFUND VP ULTRASMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 4.67       $ 7.39        747,146
   01/01/2010 to 12/31/2010...........    $ 7.39       $10.79        930,703
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.61        508,081
   01/01/2012 to 12/31/2012...........    $ 8.61       $10.97        395,941
   01/01/2013 to 12/31/2013...........    $10.97       $20.13        296,920
   01/01/2014 to 12/31/2014...........    $20.13       $20.87        228,008
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.21       $12.27        940,314
   01/01/2010 to 12/31/2010...........    $12.27       $12.78        893,746
   01/01/2011 to 12/31/2011...........    $12.78       $14.77      1,349,692
   01/01/2012 to 12/31/2012...........    $14.77       $14.55        788,140
   01/01/2013 to 12/31/2013...........    $14.55       $16.21        725,550
   01/01/2014 to 12/31/2014...........    $16.21       $20.07        821,630
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.39       $11.12        408,047
   01/01/2010 to 12/31/2010...........    $11.12       $12.47        346,910
   01/01/2011 to 12/31/2011...........    $12.47       $10.44        327,254
   01/01/2012 to 12/31/2012...........    $10.44       $12.56        230,539
   01/01/2013 to 12/31/2013...........    $12.56       $14.69        101,416
   01/01/2014 to 12/31/2014...........    $14.69       $13.62         73,228

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT INVERSE S&P 500 STRATEGY
    05/01/2009 to 12/31/2009.........    $ 7.79       $ 5.78           536
    01/01/2010 to 12/31/2010.........    $ 5.78       $ 4.72             0
    01/01/2011 to 12/31/2011.........    $ 4.72       $ 4.22             0
    01/01/2012 to 12/31/2012.........    $ 4.22       $ 3.45             0
    01/01/2013 to 12/31/2013.........    $ 3.45       $ 2.49             0
    01/01/2014 to 12/31/2014.........    $ 2.49       $ 2.10             0
 RYDEX VT NASDAQ-100
    05/01/2009 to 12/31/2009.........    $11.24       $14.74           172
    01/01/2010 to 12/31/2010.........    $14.74       $17.17           156
    01/01/2011 to 12/31/2011.........    $17.17       $17.26            72
    01/01/2012 to 12/31/2012.........    $17.26       $19.82           103
    01/01/2013 to 12/31/2013.........    $19.82       $26.24           152
    01/01/2014 to 12/31/2014.........    $26.24       $30.31           147
 RYDEX VT NOVA
    05/01/2009 to 12/31/2009.........    $ 7.42       $10.54            21
    01/01/2010 to 12/31/2010.........    $10.54       $12.43            11
    01/01/2011 to 12/31/2011.........    $12.43       $12.08             0
    01/01/2012 to 12/31/2012.........    $12.08       $14.53             0
    01/01/2013 to 12/31/2013.........    $14.53       $21.29             0
    01/01/2014 to 12/31/2014.........    $21.29       $24.83             0
 S&P TARGET 24 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 7.52       $ 9.05       240,776
    01/01/2010 to 12/31/2010.........    $ 9.05       $10.62       226,552
    01/01/2011 to 12/31/2011.........    $10.62       $11.34       243,395
    01/01/2012 to 12/31/2012.........    $11.34       $12.21       149,031
    01/01/2013 to 12/31/2013.........    $12.21       $17.07       202,561
    01/01/2014 to 04/25/2014.........    $17.07       $16.84             0
 TARGET MANAGED VIP PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 6.89       $ 8.51       861,853
    01/01/2010 to 12/31/2010.........    $ 8.51       $ 9.96       654,754
    01/01/2011 to 12/31/2011.........    $ 9.96       $ 9.64       581,345
    01/01/2012 to 12/31/2012.........    $ 9.64       $10.71       565,987
    01/01/2013 to 12/31/2013.........    $10.71       $14.30       532,138
    01/01/2014 to 04/25/2014.........    $14.30       $14.21             0
 THE DOW DART 10 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 7.31       $ 9.61       136,907
    01/01/2010 to 12/31/2010.........    $ 9.61       $11.04       221,649
    01/01/2011 to 12/31/2011.........    $11.04       $11.69       189,624
    01/01/2012 to 12/31/2012.........    $11.69       $12.73       184,517
    01/01/2013 to 12/31/2013.........    $12.73       $16.39       166,823
    01/01/2014 to 04/25/2014.........    $16.39       $16.13             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 5.41       $ 7.40        996,116
    01/01/2010 to 12/31/2010.........    $ 7.40       $ 8.48        902,956
    01/01/2011 to 12/31/2011.........    $ 8.48       $ 8.84      1,077,472
    01/01/2012 to 12/31/2012.........    $ 8.84       $ 9.18        630,897
    01/01/2013 to 12/31/2013.........    $ 9.18       $11.57        561,037
    01/01/2014 to 04/25/2014.........    $11.57       $11.97              0
 VALUE LINE TARGET 25 PORTFOLIO
    05/01/2009 to 12/31/2009.........    $ 7.44       $ 8.16        663,617
    01/01/2010 to 12/31/2010.........    $ 8.16       $10.47        604,695
    01/01/2011 to 12/31/2011.........    $10.47       $ 7.75        467,540
    01/01/2012 to 12/31/2012.........    $ 7.75       $ 9.25        312,129
    01/01/2013 to 12/31/2013.........    $ 9.25       $11.96        253,593
    01/01/2014 to 04/25/2014.........    $11.96       $12.77              0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    05/01/2009 to 12/31/2009.........    $10.04       $12.92          6,778
    01/01/2010 to 07/16/2010.........    $12.92       $12.39              0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    05/01/2009 to 12/31/2009.........    $ 8.04       $ 9.81        287,896
    01/01/2010 to 07/16/2010.........    $ 9.81       $ 9.43              0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $13.33       $16.11        637,587
    01/01/2011 to 12/31/2011.........    $16.11       $13.82        523,908
    01/01/2012 to 12/31/2012.........    $13.82       $15.45        401,945
    01/01/2013 to 12/31/2013.........    $15.45       $18.23        283,907
    01/01/2014 to 12/31/2014.........    $18.23       $16.98        217,416
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 9.43       $10.98        306,415
    01/01/2011 to 12/31/2011.........    $10.98       $10.57        290,158
    01/01/2012 to 12/31/2012.........    $10.57       $12.42        233,447
    01/01/2013 to 12/31/2013.........    $12.42       $15.91        251,990
    01/01/2014 to 12/31/2014.........    $15.91       $17.26        202,790
 WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE
    05/01/2009 to 12/31/2009.........    $ 8.59       $10.96            247
    01/01/2010 to 07/16/2010.........    $10.96       $ 9.91              0
 WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH
    05/01/2009 to 12/31/2009.........    $ 8.67       $11.06         15,043
    01/01/2010 to 07/16/2010.........    $11.06       $ 9.94              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT MONEY MARKET
    05/01/2009 to 12/31/2009.........    $10.43       $10.32         5,125
    01/01/2010 to 04/30/2010.........    $10.32       $10.26             0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.54       $15.82       385,986
    01/01/2011 to 12/31/2011.........    $15.82       $14.72       411,256
    01/01/2012 to 12/31/2012.........    $14.72       $17.48       413,544
    01/01/2013 to 12/31/2013.........    $17.48       $24.11       306,342
    01/01/2014 to 12/31/2014.........    $24.11       $24.68       201,332
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.25       617,813
    01/01/2011 to 12/31/2011.........    $12.25       $11.52       383,450
    01/01/2012 to 12/31/2012.........    $11.52       $12.25       264,060
    01/01/2013 to 12/31/2013.........    $12.25       $18.14       293,944
    01/01/2014 to 12/31/2014.........    $18.14       $17.54       192,275

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF LT5 OR HD 5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD
 GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008
                          60 BPS, EBP AND HAV (1.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    05/02/2005* to 12/31/2005........    $10.00       $10.56              0
    01/01/2006 to 12/31/2006.........    $10.56       $11.36              0
    01/01/2007 to 12/31/2007.........    $11.36       $11.74              0
    01/01/2008 to 12/31/2008.........    $11.74       $11.00              0
    01/01/2009 to 12/31/2009.........    $11.00       $12.64              0
    01/01/2010 to 12/31/2010.........    $12.64       $14.45              0
    01/01/2011 to 12/31/2011.........    $14.45       $14.59              0
    01/01/2012 to 12/31/2012.........    $14.59       $16.36              0
    01/01/2013 to 12/31/2013.........    $16.36       $17.68              0
    01/01/2014 to 12/31/2014.........    $17.68       $17.78              0
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.02         74,829
    01/01/2006 to 12/31/2006.........    $10.02       $11.00      1,109,599
    01/01/2007 to 12/31/2007.........    $11.00       $11.80      2,095,862
    01/01/2008 to 12/31/2008.........    $11.80       $ 7.90      4,352,710
    01/01/2009 to 12/31/2009.........    $ 7.90       $ 9.66      7,832,549
    01/01/2010 to 12/31/2010.........    $ 9.66       $10.62      8,125,948
    01/01/2011 to 12/31/2011.........    $10.62       $10.16      5,875,413
    01/01/2012 to 12/31/2012.........    $10.16       $11.24      5,884,306
    01/01/2013 to 12/31/2013.........    $11.24       $12.14      5,528,716
    01/01/2014 to 12/31/2014.........    $12.14       $12.38      5,179,509
 AST ADVANCED STRATEGIES PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.65        203,032
    01/01/2007 to 12/31/2007.........    $10.65       $11.46        433,303
    01/01/2008 to 12/31/2008.........    $11.46       $ 7.90      2,718,573
    01/01/2009 to 12/31/2009.........    $ 7.90       $ 9.80      5,159,418
    01/01/2010 to 12/31/2010.........    $ 9.80       $10.95      5,137,092
    01/01/2011 to 12/31/2011.........    $10.95       $10.77      3,694,717
    01/01/2012 to 12/31/2012.........    $10.77       $12.02      4,319,358
    01/01/2013 to 12/31/2013.........    $12.02       $13.77      4,466,220
    01/01/2014 to 12/31/2014.........    $13.77       $14.35      4,186,938

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ALGER ALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.29       $15.24              0
 AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
    01/01/2005 to 12/02/2005.........    $13.12       $14.49              0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.85       $14.24         46,399
    01/01/2006 to 12/31/2006.........    $14.24       $16.35         53,852
    01/01/2007 to 12/31/2007.........    $16.35       $16.04         75,537
    01/01/2008 to 12/31/2008.........    $16.04       $10.28        116,472
    01/01/2009 to 12/31/2009.........    $10.28       $11.90        295,585
    01/01/2010 to 12/31/2010.........    $11.90       $13.31        387,586
    01/01/2011 to 12/31/2011.........    $13.31       $13.55        332,429
    01/01/2012 to 05/04/2012.........    $13.55       $14.71              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03         18,315
    01/01/2006 to 12/31/2006.........    $10.03       $10.89        206,700
    01/01/2007 to 12/31/2007.........    $10.89       $11.67        363,364
    01/01/2008 to 12/31/2008.........    $11.67       $ 8.18      4,544,410
    01/01/2009 to 12/31/2009.........    $ 8.18       $ 9.90      9,195,019
    01/01/2010 to 12/31/2010.........    $ 9.90       $10.93      8,699,486
    01/01/2011 to 12/31/2011.........    $10.93       $10.61      6,901,091
    01/01/2012 to 12/31/2012.........    $10.61       $11.72      7,178,712
    01/01/2013 to 12/31/2013.........    $11.72       $13.55      7,213,994
    01/01/2014 to 12/31/2014.........    $13.55       $14.18      6,928,953
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.16        186,720
    01/01/2012 to 12/31/2012.........    $ 9.16       $10.07        329,722
    01/01/2013 to 12/31/2013.........    $10.07       $10.97        394,788
    01/01/2014 to 12/31/2014.........    $10.97       $11.30        406,475
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.49         74,848
    01/01/2014 to 12/31/2014.........    $10.49       $10.68         82,957
 AST BOND PORTFOLIO 2015
    06/30/2008* to 12/31/2008........    $10.04       $11.70              0
    01/01/2009 to 12/31/2009.........    $11.70       $11.46              0
    01/01/2010 to 12/31/2010.........    $11.46       $12.31              0
    01/01/2011 to 12/31/2011.........    $12.31       $12.87              0
    01/01/2012 to 12/31/2012.........    $12.87       $13.03              0
    01/01/2013 to 12/31/2013.........    $13.03       $12.76              0
    01/01/2014 to 12/31/2014.........    $12.76       $12.52              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.38             0
    01/01/2010 to 12/31/2010.........    $ 9.38       $10.19           629
    01/01/2011 to 12/31/2011.........    $10.19       $10.98        11,571
    01/01/2012 to 12/31/2012.........    $10.98       $11.24         6,913
    01/01/2013 to 12/31/2013.........    $11.24       $10.97         7,437
    01/01/2014 to 12/31/2014.........    $10.97       $10.82         8,180
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.77         4,783
    01/01/2011 to 12/31/2011.........    $10.77       $11.79         7,346
    01/01/2012 to 12/31/2012.........    $11.79       $12.17         3,692
    01/01/2013 to 12/31/2013.........    $12.17       $11.71             0
    01/01/2014 to 12/31/2014.........    $11.71       $11.67        22,058
 AST BOND PORTFOLIO 2018
    06/30/2008* to 12/31/2008........    $10.06       $12.53             0
    01/01/2009 to 12/31/2009.........    $12.53       $11.57             0
    01/01/2010 to 12/31/2010.........    $11.57       $12.64             0
    01/01/2011 to 12/31/2011.........    $12.64       $14.10        16,280
    01/01/2012 to 12/31/2012.........    $14.10       $14.65        12,769
    01/01/2013 to 12/31/2013.........    $14.65       $13.94        65,213
    01/01/2014 to 12/31/2014.........    $13.94       $14.06        48,805
 AST BOND PORTFOLIO 2019
    06/30/2008* to 12/31/2008........    $10.08       $12.60             0
    01/01/2009 to 12/31/2009.........    $12.60       $11.43             0
    01/01/2010 to 12/31/2010.........    $11.43       $12.50             0
    01/01/2011 to 12/31/2011.........    $12.50       $14.25             0
    01/01/2012 to 12/31/2012.........    $14.25       $14.82         6,636
    01/01/2013 to 12/31/2013.........    $14.82       $13.86        14,495
    01/01/2014 to 12/31/2014.........    $13.86       $14.19        14,774
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.79             0
    01/01/2010 to 12/31/2010.........    $ 8.79       $ 9.66         3,398
    01/01/2011 to 12/31/2011.........    $ 9.66       $11.27             0
    01/01/2012 to 12/31/2012.........    $11.27       $11.77             0
    01/01/2013 to 12/31/2013.........    $11.77       $10.81        16,844
    01/01/2014 to 12/31/2014.........    $10.81       $11.27        10,653
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.01         7,539
    01/01/2011 to 12/31/2011.........    $11.01       $13.02        17,990
    01/01/2012 to 12/31/2012.........    $13.02       $13.66        13,667
    01/01/2013 to 12/31/2013.........    $13.66       $12.48             0
    01/01/2014 to 12/31/2014.........    $12.48       $13.20        18,265

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.03         25,532
    01/01/2012 to 12/31/2012.........    $12.03       $12.51         28,286
    01/01/2013 to 12/31/2013.........    $12.51       $11.09              0
    01/01/2014 to 12/31/2014.........    $11.09       $12.03              0
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........    $10.00       $10.40          2,207
    01/01/2013 to 12/31/2013.........    $10.40       $ 9.18         88,547
    01/01/2014 to 12/31/2014.........    $ 9.18       $10.16         52,160
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........    $10.00       $ 8.75          7,589
    01/01/2014 to 12/31/2014.........    $ 8.75       $ 9.86         17,205
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........    $10.00       $11.31              0
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.30            440
    01/01/2010 to 12/31/2010.........    $10.30       $11.51            441
    01/01/2011 to 12/31/2011.........    $11.51       $10.64          2,656
    01/01/2012 to 12/31/2012.........    $10.64       $11.84          4,937
    01/01/2013 to 12/31/2013.........    $11.84       $15.29          5,513
    01/01/2014 to 12/31/2014.........    $15.29       $16.56          5,502
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.01        156,071
    01/01/2006 to 12/31/2006.........    $10.01       $11.18      1,236,146
    01/01/2007 to 12/31/2007.........    $11.18       $12.05      2,184,899
    01/01/2008 to 12/31/2008.........    $12.05       $ 7.70      5,254,768
    01/01/2009 to 12/31/2009.........    $ 7.70       $ 9.48      9,649,337
    01/01/2010 to 12/31/2010.........    $ 9.48       $10.56      9,541,918
    01/01/2011 to 12/31/2011.........    $10.56       $10.13      6,564,135
    01/01/2012 to 12/31/2012.........    $10.13       $11.31      7,253,930
    01/01/2013 to 12/31/2013.........    $11.31       $13.64      8,307,070
    01/01/2014 to 12/31/2014.........    $13.64       $14.34      8,547,398
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.65         31,689
    01/01/2014 to 12/31/2014.........    $11.65       $13.01         77,924

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $18.90       $21.33         53,032
    01/01/2006 to 12/31/2006.........    $21.33       $28.65         70,174
    01/01/2007 to 12/31/2007.........    $28.65       $22.53         42,768
    01/01/2008 to 12/31/2008.........    $22.53       $14.38         50,033
    01/01/2009 to 12/31/2009.........    $14.38       $18.64        105,825
    01/01/2010 to 12/31/2010.........    $18.64       $23.57        111,924
    01/01/2011 to 12/31/2011.........    $23.57       $24.68         97,984
    01/01/2012 to 12/31/2012.........    $24.68       $27.97        103,989
    01/01/2013 to 12/31/2013.........    $27.97       $28.34        114,992
    01/01/2014 to 12/31/2014.........    $28.34       $36.45        117,778
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.05       $16.95         69,462
    01/01/2006 to 12/31/2006.........    $16.95       $19.98         81,425
    01/01/2007 to 12/31/2007.........    $19.98       $16.14         65,293
    01/01/2008 to 07/18/2008.........    $16.14       $14.78              0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.68        195,251
    01/01/2014 to 12/31/2014.........    $ 9.68       $10.00        247,494
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.57        218,137
    01/01/2007 to 12/31/2007.........    $10.57       $11.28        456,776
    01/01/2008 to 12/31/2008.........    $11.28       $ 7.26      2,521,848
    01/01/2009 to 12/31/2009.........    $ 7.26       $ 8.83      4,794,825
    01/01/2010 to 12/31/2010.........    $ 8.83       $ 9.92      4,948,687
    01/01/2011 to 12/31/2011.........    $ 9.92       $ 9.60      3,579,527
    01/01/2012 to 12/31/2012.........    $ 9.60       $10.44      4,166,207
    01/01/2013 to 12/31/2013.........    $10.44       $11.77      3,954,033
    01/01/2014 to 12/31/2014.........    $11.77       $11.93      3,548,387
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.00          1,262
    01/01/2008 to 12/31/2008.........    $10.00       $ 7.15        571,212
    01/01/2009 to 12/31/2009.........    $ 7.15       $ 8.52      1,341,861
    01/01/2010 to 12/31/2010.........    $ 8.52       $ 9.48      1,442,865
    01/01/2011 to 12/31/2011.........    $ 9.48       $ 9.09      1,157,723
    01/01/2012 to 12/31/2012.........    $ 9.09       $10.15      1,264,287
    01/01/2013 to 12/31/2013.........    $10.15       $11.89      1,513,789
    01/01/2014 to 12/31/2014.........    $11.89       $12.34      1,382,395
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.47        573,235
    01/01/2009 to 11/13/2009.........    $ 7.47       $ 8.35              0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.74      3,803,999
    01/01/2013 to 12/31/2013.........    $10.74       $13.14      3,745,291
    01/01/2014 to 12/31/2014.........    $13.14       $13.32      3,343,145
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.81        309,658
    01/01/2014 to 12/31/2014.........    $10.81       $10.89        443,364

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.11         50,776
    01/01/2009 to 12/31/2009.........    $ 6.11       $ 8.11        118,446
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 9.58        151,468
    01/01/2011 to 12/31/2011.........    $ 9.58       $ 8.94         88,211
    01/01/2012 to 12/31/2012.........    $ 8.94       $11.13        113,541
    01/01/2013 to 12/31/2013.........    $11.13       $11.41        120,665
    01/01/2014 to 12/31/2014.........    $11.41       $12.78        124,541
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.86       $12.04         31,451
    01/01/2006 to 12/31/2006.........    $12.04       $13.02         49,123
    01/01/2007 to 12/31/2007.........    $13.02       $14.58         57,833
    01/01/2008 to 12/31/2008.........    $14.58       $ 8.55         81,276
    01/01/2009 to 12/31/2009.........    $ 8.55       $12.56        180,978
    01/01/2010 to 12/31/2010.........    $12.56       $13.61        179,004
    01/01/2011 to 12/31/2011.........    $13.61       $12.84         88,351
    01/01/2012 to 12/31/2012.........    $12.84       $15.11        100,006
    01/01/2013 to 12/31/2013.........    $15.11       $19.26        107,953
    01/01/2014 to 02/07/2014.........    $19.26       $18.94              0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.96       $14.37        689,808
    01/01/2006 to 12/31/2006.........    $14.37       $16.55        568,989
    01/01/2007 to 12/31/2007.........    $16.55       $17.10        569,511
    01/01/2008 to 12/31/2008.........    $17.10       $ 9.96        371,815
    01/01/2009 to 12/31/2009.........    $ 9.96       $11.67        621,602
    01/01/2010 to 12/31/2010.........    $11.67       $12.94        632,157
    01/01/2011 to 12/31/2011.........    $12.94       $12.01        436,847
    01/01/2012 to 12/31/2012.........    $12.01       $14.12        404,667
    01/01/2013 to 12/31/2013.........    $14.12       $18.53        518,331
    01/01/2014 to 12/31/2014.........    $18.53       $20.59        488,701
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.60       $15.03        160,720
    01/01/2006 to 12/31/2006.........    $15.03       $15.69        120,385
    01/01/2007 to 12/31/2007.........    $15.69       $18.40        111,444
    01/01/2008 to 12/31/2008.........    $18.40       $10.70         86,649
    01/01/2009 to 12/31/2009.........    $10.70       $16.52        253,562
    01/01/2010 to 12/31/2010.........    $16.52       $19.45        254,558
    01/01/2011 to 12/31/2011.........    $19.45       $18.54        155,235
    01/01/2012 to 12/31/2012.........    $18.54       $21.78        158,856
    01/01/2013 to 12/31/2013.........    $21.78       $28.29        227,835
    01/01/2014 to 12/31/2014.........    $28.29       $31.00        190,945
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.17          4,787
    01/01/2008 to 12/31/2008.........    $10.17       $ 7.57      1,188,844
    01/01/2009 to 12/31/2009.........    $ 7.57       $ 9.18      2,696,442
    01/01/2010 to 12/31/2010.........    $ 9.18       $10.07      2,606,302
    01/01/2011 to 12/31/2011.........    $10.07       $ 9.84      2,336,688
    01/01/2012 to 12/31/2012.........    $ 9.84       $10.65      2,364,544
    01/01/2013 to 12/31/2013.........    $10.65       $11.49      2,165,383
    01/01/2014 to 12/31/2014.........    $11.49       $11.74      1,933,669

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.52       $17.04             0
    01/01/2006 to 12/31/2006.........    $17.04       $19.63             0
    01/01/2007 to 12/31/2007.........    $19.63       $18.30             0
    01/01/2008 to 12/31/2008.........    $18.30       $13.19        41,001
    01/01/2009 to 12/31/2009.........    $13.19       $16.44       121,815
    01/01/2010 to 12/31/2010.........    $16.44       $20.47       129,429
    01/01/2011 to 12/31/2011.........    $20.47       $20.38       104,405
    01/01/2012 to 12/31/2012.........    $20.38       $23.16       115,043
    01/01/2013 to 12/31/2013.........    $23.16       $31.59       157,388
    01/01/2014 to 12/31/2014.........    $31.59       $33.27       133,833
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.41       $15.48        69,971
    01/01/2006 to 12/31/2006.........    $15.48       $18.51       168,266
    01/01/2007 to 12/31/2007.........    $18.51       $18.40       187,126
    01/01/2008 to 12/31/2008.........    $18.40       $11.34       124,499
    01/01/2009 to 12/31/2009.........    $11.34       $13.17       292,701
    01/01/2010 to 12/31/2010.........    $13.17       $14.55       285,605
    01/01/2011 to 12/31/2011.........    $14.55       $14.23       245,098
    01/01/2012 to 12/31/2012.........    $14.23       $15.85       280,404
    01/01/2013 to 12/31/2013.........    $15.85       $20.97       214,589
    01/01/2014 to 12/31/2014.........    $20.97       $20.92       156,711
 AST HIGH YIELD PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.38       $13.30        49,862
    01/01/2006 to 12/31/2006.........    $13.30       $14.42        82,914
    01/01/2007 to 12/31/2007.........    $14.42       $14.51       102,028
    01/01/2008 to 12/31/2008.........    $14.51       $10.62       140,984
    01/01/2009 to 12/31/2009.........    $10.62       $14.14       428,488
    01/01/2010 to 12/31/2010.........    $14.14       $15.77       372,390
    01/01/2011 to 12/31/2011.........    $15.77       $15.99       364,824
    01/01/2012 to 12/31/2012.........    $15.99       $17.88       373,793
    01/01/2013 to 12/31/2013.........    $17.88       $18.83       284,857
    01/01/2014 to 12/31/2014.........    $18.83       $18.98       193,814
 AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.26       $17.48       412,839
    01/01/2006 to 12/31/2006.........    $17.48       $20.78       373,524
    01/01/2007 to 12/31/2007.........    $20.78       $24.30       405,608
    01/01/2008 to 12/31/2008.........    $24.30       $11.88       279,897
    01/01/2009 to 12/31/2009.........    $11.88       $15.80       487,491
    01/01/2010 to 12/31/2010.........    $15.80       $17.77       425,028
    01/01/2011 to 12/31/2011.........    $17.77       $15.20       278,398
    01/01/2012 to 12/31/2012.........    $15.20       $17.98       225,134
    01/01/2013 to 12/31/2013.........    $17.98       $21.03       314,013
    01/01/2014 to 12/31/2014.........    $21.03       $19.52       326,012

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.32       $17.12          44,465
    01/01/2006 to 12/31/2006.........    $17.12       $21.44         103,147
    01/01/2007 to 12/31/2007.........    $21.44       $24.81         181,170
    01/01/2008 to 12/31/2008.........    $24.81       $13.65         149,062
    01/01/2009 to 12/31/2009.........    $13.65       $17.50         230,878
    01/01/2010 to 12/31/2010.........    $17.50       $19.10         223,400
    01/01/2011 to 12/31/2011.........    $19.10       $16.41         166,971
    01/01/2012 to 12/31/2012.........    $16.41       $18.81         154,255
    01/01/2013 to 12/31/2013.........    $18.81       $22.08         154,201
    01/01/2014 to 12/31/2014.........    $22.08       $20.24         152,233
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.00       $10.72      12,969,535
    01/01/2009 to 12/31/2009.........    $10.72       $11.73       3,153,640
    01/01/2010 to 12/31/2010.........    $11.73       $12.77       1,201,858
    01/01/2011 to 12/31/2011.........    $12.77       $14.10      12,727,050
    01/01/2012 to 12/31/2012.........    $14.10       $15.16       6,086,607
    01/01/2013 to 12/31/2013.........    $15.16       $14.42       3,120,079
    01/01/2014 to 12/31/2014.........    $14.42       $15.12       2,872,842
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.19               0
    01/01/2008 to 12/31/2008.........    $10.19       $ 6.94         863,227
    01/01/2009 to 12/31/2009.........    $ 6.94       $ 8.63       2,307,480
    01/01/2010 to 12/31/2010.........    $ 8.63       $ 9.65       2,099,781
    01/01/2011 to 12/31/2011.........    $ 9.65       $ 9.43       1,614,883
    01/01/2012 to 12/31/2012.........    $ 9.43       $10.52       1,676,781
    01/01/2013 to 12/31/2013.........    $10.52       $12.02       1,947,729
    01/01/2014 to 12/31/2014.........    $12.02       $12.56       1,729,141
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.70       $16.03          44,887
    01/01/2006 to 12/31/2006.........    $16.03       $19.34         113,134
    01/01/2007 to 12/31/2007.........    $19.34       $20.80         141,032
    01/01/2008 to 12/31/2008.........    $20.80       $11.98         113,373
    01/01/2009 to 12/31/2009.........    $11.98       $15.99         221,273
    01/01/2010 to 12/31/2010.........    $15.99       $16.84         185,707
    01/01/2011 to 12/31/2011.........    $16.84       $15.03         114,544
    01/01/2012 to 12/31/2012.........    $15.03       $18.00         173,844
    01/01/2013 to 12/31/2013.........    $18.00       $20.40         175,509
    01/01/2014 to 12/31/2014.........    $20.40       $18.77         156,627

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.74       $13.38         45,772
    01/01/2006 to 12/31/2006.........    $13.38       $14.61         48,632
    01/01/2007 to 12/31/2007.........    $14.61       $14.64        114,901
    01/01/2008 to 12/31/2008.........    $14.64       $11.85      3,160,598
    01/01/2009 to 12/31/2009.........    $11.85       $14.20      5,395,477
    01/01/2010 to 12/31/2010.........    $14.20       $14.97      4,994,247
    01/01/2011 to 12/31/2011.........    $14.97       $14.75      3,977,587
    01/01/2012 to 12/31/2012.........    $14.75       $16.04      3,829,637
    01/01/2013 to 12/31/2013.........    $16.04       $17.50      3,462,249
    01/01/2014 to 12/31/2014.........    $17.50       $18.13      3,177,278
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.29            791
    01/01/2010 to 12/31/2010.........    $10.29       $11.25            753
    01/01/2011 to 12/31/2011.........    $11.25       $11.13          4,670
    01/01/2012 to 12/31/2012.........    $11.13       $12.60         18,242
    01/01/2013 to 12/31/2013.........    $12.60       $16.89          9,071
    01/01/2014 to 12/31/2014.........    $16.89       $18.17          7,488
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.23       $13.84        170,343
    01/01/2006 to 12/31/2006.........    $13.84       $16.11        168,016
    01/01/2007 to 12/31/2007.........    $16.11       $15.35        215,386
    01/01/2008 to 12/31/2008.........    $15.35       $ 8.83        276,477
    01/01/2009 to 12/31/2009.........    $ 8.83       $10.36        346,012
    01/01/2010 to 12/31/2010.........    $10.36       $11.52        329,940
    01/01/2011 to 12/31/2011.........    $11.52       $10.84        425,797
    01/01/2012 to 12/31/2012.........    $10.84       $12.45        310,531
    01/01/2013 to 12/31/2013.........    $12.45       $17.11        379,818
    01/01/2014 to 12/31/2014.........    $17.11       $19.12        413,328
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.00       $14.69        812,989
    01/01/2006 to 12/31/2006.........    $14.69       $15.48        798,266
    01/01/2007 to 12/31/2007.........    $15.48       $17.49        862,699
    01/01/2008 to 12/31/2008.........    $17.49       $ 9.68        585,331
    01/01/2009 to 12/31/2009.........    $ 9.68       $12.34        888,567
    01/01/2010 to 12/31/2010.........    $12.34       $14.52        935,347
    01/01/2011 to 12/31/2011.........    $14.52       $14.13        601,374
    01/01/2012 to 12/31/2012.........    $14.13       $15.59        530,840
    01/01/2013 to 12/31/2013.........    $15.59       $20.93        528,924
    01/01/2014 to 12/31/2014.........    $20.93       $22.74        586,879
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.60       $12.52        199,301
    01/01/2006 to 12/31/2006.........    $12.52       $13.51        181,639
    01/01/2007 to 12/31/2007.........    $13.51       $14.08        211,644
    01/01/2008 to 12/31/2008.........    $14.08       $10.62        187,186
    01/01/2009 to 12/31/2009.........    $10.62       $14.04        462,990
    01/01/2010 to 12/31/2010.........    $14.04       $15.65        363,535
    01/01/2011 to 12/31/2011.........    $15.65       $16.94        802,019
    01/01/2012 to 12/31/2012.........    $16.94       $17.63        499,905
    01/01/2013 to 12/31/2013.........    $17.63       $16.97        370,452
    01/01/2014 to 12/31/2014.........    $16.97       $17.74        381,932

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.34       $15.16         30,074
    01/01/2006 to 12/31/2006.........    $15.16       $18.51         52,300
    01/01/2007 to 12/31/2007.........    $18.51       $19.90         42,357
    01/01/2008 to 12/31/2008.........    $19.90       $12.90         29,392
    01/01/2009 to 12/31/2009.........    $12.90       $16.67        102,445
    01/01/2010 to 12/31/2010.........    $16.67       $18.35        118,460
    01/01/2011 to 12/31/2011.........    $18.35       $17.47        117,512
    01/01/2012 to 12/31/2012.........    $17.47       $21.12        124,134
    01/01/2013 to 12/31/2013.........    $21.12       $26.49        154,845
    01/01/2014 to 12/31/2014.........    $26.49       $26.97        125,007
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.43       $12.99         73,337
    01/01/2006 to 12/31/2006.........    $12.99       $14.00         47,760
    01/01/2007 to 12/31/2007.........    $14.00       $15.83         46,783
    01/01/2008 to 12/31/2008.........    $15.83       $ 9.90        101,558
    01/01/2009 to 12/31/2009.........    $ 9.90       $12.10        319,640
    01/01/2010 to 12/31/2010.........    $12.10       $13.40        285,466
    01/01/2011 to 12/31/2011.........    $13.40       $13.09        256,621
    01/01/2012 to 12/31/2012.........    $13.09       $15.06        275,009
    01/01/2013 to 12/31/2013.........    $15.06       $20.23        302,283
    01/01/2014 to 12/31/2014.........    $20.23       $21.60        310,671
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.19              0
    01/01/2013 to 12/31/2013.........    $10.19       $13.47         21,063
    01/01/2014 to 12/31/2014.........    $13.47       $14.59         25,568
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.19       $15.73         14,573
    01/01/2006 to 12/31/2006.........    $15.73       $17.66         20,780
    01/01/2007 to 12/31/2007.........    $17.66       $17.83         60,316
    01/01/2008 to 12/31/2008.........    $17.83       $10.84         84,121
    01/01/2009 to 12/31/2009.........    $10.84       $14.79        131,073
    01/01/2010 to 12/31/2010.........    $14.79       $17.96        245,356
    01/01/2011 to 12/31/2011.........    $17.96       $17.04        194,504
    01/01/2012 to 12/31/2012.........    $17.04       $19.82        208,652
    01/01/2013 to 12/31/2013.........    $19.82       $25.79        167,490
    01/01/2014 to 12/31/2014.........    $25.79       $29.13        144,781
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.79       $ 9.88        216,620
    01/01/2006 to 12/31/2006.........    $ 9.88       $10.15        506,428
    01/01/2007 to 12/31/2007.........    $10.15       $10.46        811,956
    01/01/2008 to 12/31/2008.........    $10.46       $10.54      4,924,789
    01/01/2009 to 12/31/2009.........    $10.54       $10.38      6,589,463
    01/01/2010 to 12/31/2010.........    $10.38       $10.20      3,952,695
    01/01/2011 to 12/31/2011.........    $10.20       $10.02      3,134,616
    01/01/2012 to 12/31/2012.........    $10.02       $ 9.85      2,455,891
    01/01/2013 to 12/31/2013.........    $ 9.85       $ 9.67      1,802,602
    01/01/2014 to 12/31/2014.........    $ 9.67       $ 9.50      1,296,519

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.13       $17.76       272,421
    01/01/2006 to 12/31/2006.........    $17.76       $19.33       290,142
    01/01/2007 to 12/31/2007.........    $19.33       $19.59       243,039
    01/01/2008 to 12/31/2008.........    $19.59       $11.11       126,789
    01/01/2009 to 12/31/2009.........    $11.11       $15.36       175,659
    01/01/2010 to 12/31/2010.........    $15.36       $18.62       179,576
    01/01/2011 to 12/31/2011.........    $18.62       $17.84       124,275
    01/01/2012 to 12/31/2012.........    $17.84       $20.53       124,963
    01/01/2013 to 12/31/2013.........    $20.53       $28.65       168,627
    01/01/2014 to 12/31/2014.........    $28.65       $32.16       158,533
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.07       109,152
    01/01/2012 to 12/31/2012.........    $10.07       $10.37       126,809
    01/01/2013 to 12/31/2013.........    $10.37       $ 9.90       157,029
    01/01/2014 to 12/31/2014.........    $ 9.90       $10.23       187,975
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.92       $15.52        76,284
    01/01/2006 to 12/31/2006.........    $15.52       $17.39       176,082
    01/01/2007 to 12/31/2007.........    $17.39       $20.88       230,717
    01/01/2008 to 12/31/2008.........    $20.88       $11.65       166,699
    01/01/2009 to 12/31/2009.........    $11.65       $14.86       194,357
    01/01/2010 to 12/31/2010.........    $14.86       $18.79       265,825
    01/01/2011 to 12/31/2011.........    $18.79       $18.77       159,187
    01/01/2012 to 12/31/2012.........    $18.77       $20.73       170,702
    01/01/2013 to 12/31/2013.........    $20.73       $27.01       217,953
    01/01/2014 to 12/31/2014.........    $27.01       $28.64       184,093
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.15       $14.94        20,632
    01/01/2006 to 12/31/2006.........    $14.94       $15.81        17,749
    01/01/2007 to 12/31/2007.........    $15.81       $18.44        40,312
    01/01/2008 to 12/31/2008.........    $18.44       $10.41        40,300
    01/01/2009 to 12/31/2009.........    $10.41       $12.54        83,604
    01/01/2010 to 12/31/2010.........    $12.54       $14.82       106,919
    01/01/2011 to 04/29/2011.........    $14.82       $16.61             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.32       463,129
    01/01/2013 to 12/31/2013.........    $10.32       $12.05       472,377
    01/01/2014 to 12/31/2014.........    $12.05       $12.45       452,235

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.57         41,994
    01/01/2009 to 12/31/2009.........    $ 5.57       $ 9.11        411,638
    01/01/2010 to 12/31/2010.........    $ 9.11       $10.95        575,179
    01/01/2011 to 12/31/2011.........    $10.95       $ 8.58        282,385
    01/01/2012 to 12/31/2012.........    $ 8.58       $ 9.94        278,402
    01/01/2013 to 12/31/2013.........    $ 9.94       $ 9.79        308,384
    01/01/2014 to 12/31/2014.........    $ 9.79       $ 9.16        281,538
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.26       $10.25        608,617
    01/01/2006 to 12/31/2006.........    $10.25       $10.45        538,026
    01/01/2007 to 12/31/2007.........    $10.45       $10.97        540,038
    01/01/2008 to 12/31/2008.........    $10.97       $10.90        712,342
    01/01/2009 to 12/31/2009.........    $10.90       $11.80      1,339,103
    01/01/2010 to 12/31/2010.........    $11.80       $12.05      1,296,102
    01/01/2011 to 12/31/2011.........    $12.05       $12.10      1,090,180
    01/01/2012 to 12/31/2012.........    $12.10       $12.45        906,164
    01/01/2013 to 12/31/2013.........    $12.45       $11.96        703,101
    01/01/2014 to 12/31/2014.........    $11.96       $11.74        547,508
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.85       $10.93        221,858
    01/01/2006 to 12/31/2006.........    $10.93       $11.14        413,360
    01/01/2007 to 12/31/2007.........    $11.14       $11.85        627,158
    01/01/2008 to 12/31/2008.........    $11.85       $11.38      1,923,586
    01/01/2009 to 12/31/2009.........    $11.38       $13.03      6,477,063
    01/01/2010 to 12/31/2010.........    $13.03       $13.79      5,823,131
    01/01/2011 to 12/31/2011.........    $13.79       $13.98      4,380,484
    01/01/2012 to 12/31/2012.........    $13.98       $15.02      4,925,654
    01/01/2013 to 12/31/2013.........    $15.02       $14.48      3,565,817
    01/01/2014 to 12/31/2014.........    $14.48       $14.83      3,009,945
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.04         40,555
    01/01/2006 to 12/31/2006.........    $10.04       $10.65        135,242
    01/01/2007 to 12/31/2007.........    $10.65       $11.37        254,722
    01/01/2008 to 12/31/2008.........    $11.37       $ 9.00      5,689,527
    01/01/2009 to 12/31/2009.........    $ 9.00       $10.61      8,876,053
    01/01/2010 to 12/31/2010.........    $10.61       $11.52      8,285,111
    01/01/2011 to 12/31/2011.........    $11.52       $11.44      9,292,075
    01/01/2012 to 12/31/2012.........    $11.44       $12.40      7,824,702
    01/01/2013 to 12/31/2013.........    $12.40       $13.31      6,555,353
    01/01/2014 to 12/31/2014.........    $13.31       $13.83      5,989,981
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.07         68,332
    01/01/2012 to 12/31/2012.........    $10.07       $10.60        127,200
    01/01/2013 to 12/31/2013.........    $10.60       $10.17        131,237
    01/01/2014 to 12/31/2014.........    $10.17       $10.60        254,998

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.47        338,752
    01/01/2007 to 12/31/2007.........    $10.47       $11.46        699,843
    01/01/2008 to 12/31/2008.........    $11.46       $ 6.68      3,179,075
    01/01/2009 to 12/31/2009.........    $ 6.68       $ 8.27      8,102,750
    01/01/2010 to 12/31/2010.........    $ 8.27       $ 9.67      8,008,178
    01/01/2011 to 12/31/2011.........    $ 9.67       $ 8.91      5,066,553
    01/01/2012 to 12/31/2012.........    $ 8.91       $ 9.88      5,946,493
    01/01/2013 to 12/31/2013.........    $ 9.88       $11.36      5,941,905
    01/01/2014 to 12/31/2014.........    $11.36       $12.19      5,862,480
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.26       $13.49        101,861
    01/01/2006 to 12/31/2006.........    $13.49       $14.93        110,098
    01/01/2007 to 12/31/2007.........    $14.93       $14.97        103,290
    01/01/2008 to 12/31/2008.........    $14.97       $ 9.01         65,761
    01/01/2009 to 12/31/2009.........    $ 9.01       $10.79         83,441
    01/01/2010 to 12/31/2010.........    $10.79       $12.19         93,648
    01/01/2011 to 12/31/2011.........    $12.19       $12.39         80,817
    01/01/2012 to 12/31/2012.........    $12.39       $14.47        119,164
    01/01/2013 to 12/31/2013.........    $14.47       $18.82         96,916
    01/01/2014 to 12/31/2014.........    $18.82       $21.68        132,779
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.89         34,097
    01/01/2012 to 12/31/2012.........    $ 8.89       $ 9.89         34,416
    01/01/2013 to 12/31/2013.........    $ 9.89       $11.89            807
    01/01/2014 to 12/31/2014.........    $11.89       $12.44          1,920
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.04              0
    01/01/2008 to 12/31/2008.........    $10.04       $ 7.14      1,735,291
    01/01/2009 to 12/31/2009.........    $ 7.14       $ 8.66      3,303,858
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 9.52      3,744,133
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 9.19      2,822,961
    01/01/2012 to 12/31/2012.........    $ 9.19       $ 9.95      3,000,554
    01/01/2013 to 12/31/2013.........    $ 9.95       $11.00      2,844,187
    01/01/2014 to 12/31/2014.........    $11.00       $11.36      2,575,009
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.50          2,734
    01/01/2008 to 12/31/2008.........    $11.50       $ 7.32        953,185
    01/01/2009 to 12/31/2009.........    $ 7.32       $ 9.13      2,123,301
    01/01/2010 to 12/31/2010.........    $ 9.13       $10.25      2,188,086
    01/01/2011 to 12/31/2011.........    $10.25       $ 9.83      1,532,830
    01/01/2012 to 12/31/2012.........    $ 9.83       $11.20      1,973,979
    01/01/2013 to 12/31/2013.........    $11.20       $12.99      2,031,121
    01/01/2014 to 12/31/2014.........    $12.99       $13.46      1,887,026

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.47       $12.82         18,931
    01/01/2006 to 12/31/2006.........    $12.82       $13.81         16,904
    01/01/2007 to 12/31/2007.........    $13.81       $14.78         74,914
    01/01/2008 to 12/31/2008.........    $14.78       $10.13        805,504
    01/01/2009 to 12/31/2009.........    $10.13       $12.69      1,848,676
    01/01/2010 to 12/31/2010.........    $12.69       $13.94      2,596,866
    01/01/2011 to 12/31/2011.........    $13.94       $13.23      1,587,756
    01/01/2012 to 12/31/2012.........    $13.23       $14.45      1,723,539
    01/01/2013 to 12/31/2013.........    $14.45       $16.24      1,483,807
    01/01/2014 to 12/31/2014.........    $16.24       $16.44      1,326,168
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.86       $21.35        157,947
    01/01/2006 to 12/31/2006.........    $21.35       $23.69        177,500
    01/01/2007 to 12/31/2007.........    $23.69       $25.88        191,930
    01/01/2008 to 12/31/2008.........    $25.88       $14.22        104,149
    01/01/2009 to 12/31/2009.........    $14.22       $18.53        232,311
    01/01/2010 to 12/31/2010.........    $18.53       $24.13        246,378
    01/01/2011 to 12/31/2011.........    $24.13       $20.60        210,184
    01/01/2012 to 12/31/2012.........    $20.60       $24.30        191,077
    01/01/2013 to 12/31/2013.........    $24.30       $33.62        181,082
    01/01/2014 to 12/31/2014.........    $33.62       $34.67        186,288
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.37       $12.33         59,333
    01/01/2006 to 12/31/2006.........    $12.33       $13.64         47,796
    01/01/2007 to 12/31/2007.........    $13.64       $14.36         54,847
    01/01/2008 to 12/31/2008.........    $14.36       $ 9.17         68,880
    01/01/2009 to 12/31/2009.........    $ 9.17       $12.07        124,179
    01/01/2010 to 12/31/2010.........    $12.07       $16.17        260,929
    01/01/2011 to 12/31/2011.........    $16.17       $15.74        118,967
    01/01/2012 to 12/31/2012.........    $15.74       $17.34        165,254
    01/01/2013 to 12/31/2013.........    $17.34       $23.03        236,534
    01/01/2014 to 12/31/2014.........    $23.03       $23.49        202,822
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.39       $16.13        223,774
    01/01/2006 to 12/31/2006.........    $16.13       $19.02        223,604
    01/01/2007 to 12/31/2007.........    $19.02       $17.64        267,468
    01/01/2008 to 12/31/2008.........    $17.64       $12.18        207,810
    01/01/2009 to 12/31/2009.........    $12.18       $15.20        346,090
    01/01/2010 to 12/31/2010.........    $15.20       $18.81        370,330
    01/01/2011 to 12/31/2011.........    $18.81       $17.38        308,621
    01/01/2012 to 12/31/2012.........    $17.38       $20.17        230,213
    01/01/2013 to 12/31/2013.........    $20.17       $27.23        221,981
    01/01/2014 to 12/31/2014.........    $27.23       $28.17        202,133

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.26       $13.64         64,390
    01/01/2006 to 12/31/2006.........    $13.64       $15.08         79,479
    01/01/2007 to 12/31/2007.........    $15.08       $15.75        362,422
    01/01/2008 to 12/31/2008.........    $15.75       $11.46      1,854,274
    01/01/2009 to 12/31/2009.........    $11.46       $13.97      3,003,586
    01/01/2010 to 12/31/2010.........    $13.97       $15.31      3,463,609
    01/01/2011 to 12/31/2011.........    $15.31       $15.34      2,695,482
    01/01/2012 to 12/31/2012.........    $15.34       $17.11      3,129,497
    01/01/2013 to 12/31/2013.........    $17.11       $19.64      3,355,844
    01/01/2014 to 12/31/2014.........    $19.64       $20.43      3,188,704
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.23       $14.75         86,022
    01/01/2006 to 12/31/2006.........    $14.75       $17.58        156,441
    01/01/2007 to 12/31/2007.........    $17.58       $16.66        180,532
    01/01/2008 to 12/31/2008.........    $16.66       $ 9.51        162,150
    01/01/2009 to 12/31/2009.........    $ 9.51       $11.57        232,439
    01/01/2010 to 12/31/2010.........    $11.57       $12.87        263,882
    01/01/2011 to 12/31/2011.........    $12.87       $12.44        209,831
    01/01/2012 to 12/31/2012.........    $12.44       $14.33        234,409
    01/01/2013 to 12/31/2013.........    $14.33       $18.26        259,454
    01/01/2014 to 12/31/2014.........    $18.26       $19.28        269,680
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.80       $13.49         17,972
    01/01/2006 to 12/31/2006.........    $13.49       $14.01        116,955
    01/01/2007 to 12/31/2007.........    $14.01       $14.89        215,380
    01/01/2008 to 12/31/2008.........    $14.89       $ 8.70        366,989
    01/01/2009 to 12/31/2009.........    $ 8.70       $13.11        634,431
    01/01/2010 to 12/31/2010.........    $13.11       $14.91        621,392
    01/01/2011 to 12/31/2011.........    $14.91       $14.40        510,390
    01/01/2012 to 12/31/2012.........    $14.40       $16.64        618,330
    01/01/2013 to 12/31/2013.........    $16.64       $23.54        659,574
    01/01/2014 to 12/31/2014.........    $23.54       $25.06        663,743
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.65       $22.79         92,406
    01/01/2006 to 12/31/2006.........    $22.79       $25.95        109,447
    01/01/2007 to 12/31/2007.........    $25.95       $35.82        131,729
    01/01/2008 to 12/31/2008.........    $35.82       $17.60        116,495
    01/01/2009 to 12/31/2009.........    $17.60       $25.83        303,259
    01/01/2010 to 12/31/2010.........    $25.83       $30.57        357,381
    01/01/2011 to 12/31/2011.........    $30.57       $25.55        250,885
    01/01/2012 to 12/31/2012.........    $25.55       $26.01        225,332
    01/01/2013 to 12/31/2013.........    $26.01       $29.49        171,665
    01/01/2014 to 12/31/2014.........    $29.49       $26.55        181,973

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.21       $11.46        159,623
    01/01/2006 to 12/31/2006.........    $11.46       $11.96        177,938
    01/01/2007 to 12/31/2007.........    $11.96       $12.89        186,574
    01/01/2008 to 12/31/2008.........    $12.89       $12.35        196,898
    01/01/2009 to 12/31/2009.........    $12.35       $13.61        510,891
    01/01/2010 to 12/31/2010.........    $13.61       $14.14        404,389
    01/01/2011 to 12/31/2011.........    $14.14       $14.46        331,623
    01/01/2012 to 12/31/2012.........    $14.46       $14.95        336,636
    01/01/2013 to 12/31/2013.........    $14.95       $14.14        282,751
    01/01/2014 to 12/31/2014.........    $14.14       $13.97        264,758
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.00         19,105
    01/01/2006 to 12/31/2006.........    $10.00       $11.36        201,258
    01/01/2007 to 12/31/2007.........    $11.36       $12.23        226,300
    01/01/2008 to 12/31/2008.........    $12.23       $ 6.93        308,687
    01/01/2009 to 12/31/2009.........    $ 6.93       $ 8.74        627,433
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.85        494,408
    01/01/2011 to 12/31/2011.........    $ 9.85       $ 9.34        549,724
    01/01/2012 to 12/31/2012.........    $ 9.34       $10.19        573,378
    01/01/2013 to 12/31/2013.........    $10.19       $12.06      1,015,167
    01/01/2014 to 12/31/2014.........    $12.06       $12.50        870,202
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.98         50,212
    01/01/2008 to 12/31/2008.........    $ 9.98       $ 9.29        827,581
    01/01/2009 to 12/31/2009.........    $ 9.29       $10.19      1,709,734
    01/01/2010 to 12/31/2010.........    $10.19       $10.79      1,705,804
    01/01/2011 to 12/31/2011.........    $10.79       $11.24      1,440,916
    01/01/2012 to 12/31/2012.........    $11.24       $11.92      1,487,081
    01/01/2013 to 12/31/2013.........    $11.92       $11.53      1,542,429
    01/01/2014 to 12/31/2014.........    $11.53       $12.15      1,616,819
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.43         42,994
    01/01/2006 to 12/31/2006.........    $11.43       $12.47         49,409
    01/01/2007 to 12/31/2007.........    $12.47       $13.60         54,450
    01/01/2008 to 12/31/2008.........    $13.60       $ 7.87         45,694
    01/01/2009 to 12/31/2009.........    $ 7.87       $10.81         46,512
    01/01/2010 to 07/16/2010.........    $10.81       $10.58              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.24       $13.95         18,651
    01/01/2006 to 12/31/2006.........    $13.95       $16.88         35,398
    01/01/2007 to 12/31/2007.........    $16.88       $19.07         42,612
    01/01/2008 to 12/31/2008.........    $19.07       $10.96         34,306
    01/01/2009 to 12/31/2009.........    $10.96       $12.49         38,920
    01/01/2010 to 07/16/2010.........    $12.49       $11.86              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $13.93       $14.22            843
    01/01/2006 to 12/31/2006.........    $14.22       $14.81          3,508
    01/01/2007 to 12/31/2007.........    $14.81       $16.29          6,353
    01/01/2008 to 12/31/2008.........    $16.29       $11.65          5,197
    01/01/2009 to 12/31/2009.........    $11.65       $16.48         23,777
    01/01/2010 to 07/16/2010.........    $16.48       $15.39              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.21       $ 6.11         13,357
    01/01/2009 to 12/31/2009.........    $ 6.11       $ 7.73         25,448
    01/01/2010 to 12/31/2010.........    $ 7.73       $ 9.04         16,066
    01/01/2011 to 12/31/2011.........    $ 9.04       $ 7.91         12,763
    01/01/2012 to 12/31/2012.........    $ 7.91       $ 8.85         19,944
    01/01/2013 to 12/31/2013.........    $ 8.85       $11.40         17,886
    01/01/2014 to 04/25/2014.........    $11.40       $11.74              0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.64      2,458,339
    01/01/2009 to 12/31/2009.........    $ 6.64       $ 8.48      5,009,139
    01/01/2010 to 12/31/2010.........    $ 8.48       $ 9.19      4,904,811
    01/01/2011 to 12/31/2011.........    $ 9.19       $ 8.88      3,519,423
    01/01/2012 to 09/21/2012.........    $ 8.88       $ 9.94              0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.88       $17.19         22,191
    01/01/2006 to 12/31/2006.........    $17.19       $23.38         33,710
    01/01/2007 to 12/31/2007.........    $23.38       $26.03         83,658
    01/01/2008 to 12/31/2008.........    $26.03       $14.63         54,496
    01/01/2009 to 12/31/2009.........    $14.63       $20.28         45,909
    01/01/2010 to 12/31/2010.........    $20.28       $21.86         41,451
    01/01/2011 to 12/31/2011.........    $21.86       $19.87         38,477
    01/01/2012 to 12/31/2012.........    $19.87       $24.48         27,454
    01/01/2013 to 12/31/2013.........    $24.48       $27.50         23,137
    01/01/2014 to 04/25/2014.........    $27.50       $26.90              0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.16         11,147
    01/01/2012 to 04/27/2012.........    $ 8.16       $ 9.25              0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.12         22,541
    01/01/2012 to 12/31/2012.........    $ 9.12       $10.63         19,661
    01/01/2013 to 12/31/2013.........    $10.63       $13.69         19,004
    01/01/2014 to 12/31/2014.........    $13.69       $15.17         15,796
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.64       $15.92         19,759
    01/01/2006 to 12/31/2006.........    $15.92       $18.16          9,691
    01/01/2007 to 12/31/2007.........    $18.16       $20.02          6,257
    01/01/2008 to 12/31/2008.........    $20.02       $10.21         11,493
    01/01/2009 to 12/31/2009.........    $10.21       $14.29         10,055
    01/01/2010 to 12/31/2010.........    $14.29       $17.39          8,468
    01/01/2011 to 04/29/2011.........    $17.39       $19.36              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $13.49       $14.04        10,217
   01/01/2006 to 12/31/2006...........    $14.04       $16.06        16,548
   01/01/2007 to 12/31/2007...........    $16.06       $12.27        13,057
   01/01/2008 to 12/31/2008...........    $12.27       $ 4.89        27,302
   01/01/2009 to 12/31/2009...........    $ 4.89       $ 6.12        46,084
   01/01/2010 to 12/31/2010...........    $ 6.12       $ 6.63        34,698
   01/01/2011 to 04/29/2011...........    $ 6.63       $ 7.00             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $12.63       $13.42        18,192
   01/01/2006 to 12/31/2006...........    $13.42       $13.87        14,027
   01/01/2007 to 12/31/2007...........    $13.87       $15.24        16,121
   01/01/2008 to 12/31/2008...........    $15.24       $10.69        20,679
   01/01/2009 to 12/31/2009...........    $10.69       $13.41        22,802
   01/01/2010 to 12/31/2010...........    $13.41       $13.87        21,332
   01/01/2011 to 12/31/2011...........    $13.87       $14.17        20,251
   01/01/2012 to 12/31/2012...........    $14.17       $16.83        13,718
   01/01/2013 to 12/31/2013...........    $16.83       $23.24        21,230
   01/01/2014 to 12/31/2014...........    $23.24       $27.32        22,948
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.76         4,386
   01/01/2013 to 12/31/2013...........    $ 9.76       $13.14         2,175
   01/01/2014 to 12/31/2014...........    $13.14       $13.95        11,038
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.22         9,377
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 9.61        13,037
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.46        11,371
   01/01/2011 to 12/31/2011...........    $11.46       $10.69         5,242
   01/01/2012 to 12/31/2012...........    $10.69       $11.68         4,697
   01/01/2013 to 12/31/2013...........    $11.68       $14.37         5,557
   01/01/2014 to 12/31/2014...........    $14.37       $15.67         8,562
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.97         5,319
   01/01/2009 to 12/31/2009...........    $ 5.97       $ 6.85         1,708
   01/01/2010 to 12/31/2010...........    $ 6.85       $ 8.78         2,439
   01/01/2011 to 12/31/2011...........    $ 8.78       $ 8.74         2,622
   01/01/2012 to 12/31/2012...........    $ 8.74       $ 9.70         2,070
   01/01/2013 to 12/31/2013...........    $ 9.70       $14.18        13,686
   01/01/2014 to 04/25/2014...........    $14.18       $14.13             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2005 to 12/31/2005...........    $18.35       $23.71        57,342
   01/01/2006 to 12/31/2006...........    $23.71       $31.35        82,911
   01/01/2007 to 12/31/2007...........    $31.35       $44.19        82,928
   01/01/2008 to 12/31/2008...........    $44.19       $18.30        47,859
   01/01/2009 to 12/31/2009...........    $18.30       $29.16        74,449
   01/01/2010 to 12/31/2010...........    $29.16       $33.28        57,941
   01/01/2011 to 12/31/2011...........    $33.28       $25.37        40,811
   01/01/2012 to 12/31/2012...........    $25.37       $29.11        24,448
   01/01/2013 to 12/31/2013...........    $29.11       $28.61        14,418
   01/01/2014 to 12/31/2014...........    $28.61       $26.46        11,003
PROFUND VP ASIA 30
   01/01/2005 to 12/31/2005...........    $15.62       $18.34        25,863
   01/01/2006 to 12/31/2006...........    $18.34       $25.11        32,536
   01/01/2007 to 12/31/2007...........    $25.11       $36.44        40,496
   01/01/2008 to 12/31/2008...........    $36.44       $17.61        26,068
   01/01/2009 to 12/31/2009...........    $17.61       $26.67        25,211
   01/01/2010 to 12/31/2010...........    $26.67       $29.85        22,663
   01/01/2011 to 12/31/2011...........    $29.85       $21.41        21,123
   01/01/2012 to 12/31/2012...........    $21.41       $24.29         4,204
   01/01/2013 to 12/31/2013...........    $24.29       $27.44         2,273
   01/01/2014 to 12/31/2014...........    $27.44       $26.54           701
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $14.15       $13.88         8,938
   01/01/2006 to 12/31/2006...........    $13.88       $15.74         9,664
   01/01/2007 to 12/31/2007...........    $15.74       $11.25         9,903
   01/01/2008 to 12/31/2008...........    $11.25       $ 5.86         9,087
   01/01/2009 to 12/31/2009...........    $ 5.86       $ 5.52         7,785
   01/01/2010 to 12/31/2010...........    $ 5.52       $ 5.87         7,079
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 4.23         6,309
   01/01/2012 to 12/31/2012...........    $ 4.23       $ 5.54         6,360
   01/01/2013 to 12/31/2013...........    $ 5.54       $ 7.26         1,827
   01/01/2014 to 12/31/2014...........    $ 7.26       $ 7.88           326
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $14.48       $14.57        14,618
   01/01/2006 to 12/31/2006...........    $14.57       $16.53        26,524
   01/01/2007 to 12/31/2007...........    $16.53       $21.23        37,846
   01/01/2008 to 12/31/2008...........    $21.23       $10.13        18,904
   01/01/2009 to 12/31/2009...........    $10.13       $16.17        23,669
   01/01/2010 to 12/31/2010...........    $16.17       $20.60        21,160
   01/01/2011 to 12/31/2011...........    $20.60       $16.97        18,100
   01/01/2012 to 12/31/2012...........    $16.97       $18.09         6,411
   01/01/2013 to 12/31/2013...........    $18.09       $21.05         2,448
   01/01/2014 to 12/31/2014...........    $21.05       $21.03         1,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2005 to 12/31/2005...........    $ 6.62       $ 6.41        61,437
   01/01/2006 to 12/31/2006...........    $ 6.41       $ 5.83        25,153
   01/01/2007 to 12/31/2007...........    $ 5.83       $ 5.76        23,981
   01/01/2008 to 12/31/2008...........    $ 5.76       $ 7.92        26,353
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 5.61        96,637
   01/01/2010 to 12/31/2010...........    $ 5.61       $ 4.53        69,378
   01/01/2011 to 12/31/2011...........    $ 4.53       $ 4.06        26,138
   01/01/2012 to 12/31/2012...........    $ 4.06       $ 3.32        13,812
   01/01/2013 to 12/31/2013...........    $ 3.32       $ 2.40        25,213
   01/01/2014 to 12/31/2014...........    $ 2.40       $ 2.02        17,297
PROFUND VP BULL
   01/01/2005 to 12/31/2005...........    $12.86       $12.99        34,147
   01/01/2006 to 12/31/2006...........    $12.99       $14.50        18,906
   01/01/2007 to 12/31/2007...........    $14.50       $14.75        13,614
   01/01/2008 to 12/31/2008...........    $14.75       $ 9.03         3,827
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.04        22,173
   01/01/2010 to 12/31/2010...........    $11.04       $12.21        23,934
   01/01/2011 to 12/31/2011...........    $12.21       $11.99        12,535
   01/01/2012 to 12/31/2012...........    $11.99       $13.42         6,695
   01/01/2013 to 12/31/2013...........    $13.42       $17.11         4,119
   01/01/2014 to 12/31/2014...........    $17.11       $18.74         1,402
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.37       $12.11         1,109
   01/01/2006 to 12/31/2006...........    $12.11       $13.40         4,086
   01/01/2007 to 12/31/2007...........    $13.40       $14.17        13,056
   01/01/2008 to 12/31/2008...........    $14.17       $10.20           721
   01/01/2009 to 12/31/2009...........    $10.20       $12.18           360
   01/01/2010 to 12/31/2010...........    $12.18       $14.05           316
   01/01/2011 to 12/31/2011...........    $14.05       $14.76           233
   01/01/2012 to 12/31/2012...........    $14.76       $16.08            57
   01/01/2013 to 12/31/2013...........    $16.08       $20.29            39
   01/01/2014 to 12/31/2014...........    $20.29       $21.98           647
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $12.35       $11.56           227
   01/01/2006 to 12/31/2006...........    $11.56       $12.73         3,681
   01/01/2007 to 12/31/2007...........    $12.73       $11.47         4,292
   01/01/2008 to 12/31/2008...........    $11.47       $ 7.73            24
   01/01/2009 to 12/31/2009...........    $ 7.73       $ 9.94            92
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.85           166
   01/01/2011 to 12/31/2011...........    $11.85       $12.29            32
   01/01/2012 to 12/31/2012...........    $12.29       $14.74         1,493
   01/01/2013 to 12/31/2013...........    $14.74       $20.25             0
   01/01/2014 to 12/31/2014...........    $20.25       $22.38           323
PROFUND VP EUROPE 30
   01/01/2005 to 12/31/2005...........    $14.85       $15.77        21,422
   01/01/2006 to 12/31/2006...........    $15.77       $18.21        29,237
   01/01/2007 to 12/31/2007...........    $18.21       $20.49        50,808
   01/01/2008 to 12/31/2008...........    $20.49       $11.27           530
   01/01/2009 to 12/31/2009...........    $11.27       $14.65         5,364
   01/01/2010 to 12/31/2010...........    $14.65       $14.78         1,876
   01/01/2011 to 12/31/2011...........    $14.78       $13.23           456
   01/01/2012 to 12/31/2012...........    $13.23       $15.15         1,233
   01/01/2013 to 12/31/2013...........    $15.15       $18.11           440
   01/01/2014 to 12/31/2014...........    $18.11       $16.26            81

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $13.52       $13.82        24,185
   01/01/2006 to 12/31/2006...........    $13.82       $15.93        31,142
   01/01/2007 to 12/31/2007...........    $15.93       $12.66        32,506
   01/01/2008 to 12/31/2008...........    $12.66       $ 6.15        30,372
   01/01/2009 to 12/31/2009...........    $ 6.15       $ 6.95        26,282
   01/01/2010 to 12/31/2010...........    $ 6.95       $ 7.57        26,663
   01/01/2011 to 12/31/2011...........    $ 7.57       $ 6.41        23,480
   01/01/2012 to 12/31/2012...........    $ 6.41       $ 7.86         5,440
   01/01/2013 to 12/31/2013...........    $ 7.86       $10.20         4,002
   01/01/2014 to 12/31/2014...........    $10.20       $11.31         2,678
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $11.13       $11.60        38,945
   01/01/2006 to 12/31/2006...........    $11.60       $11.99        24,586
   01/01/2007 to 12/31/2007...........    $11.99       $12.56        31,591
   01/01/2008 to 12/31/2008...........    $12.56       $ 9.34        11,011
   01/01/2009 to 12/31/2009...........    $ 9.34       $10.97         5,261
   01/01/2010 to 12/31/2010...........    $10.97       $11.09         5,691
   01/01/2011 to 12/31/2011...........    $11.09       $11.99         4,980
   01/01/2012 to 12/31/2012...........    $11.99       $13.83         4,688
   01/01/2013 to 12/31/2013...........    $13.83       $19.00         4,534
   01/01/2014 to 12/31/2014...........    $19.00       $23.09         8,286
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $14.32       $14.41         5,454
   01/01/2006 to 12/31/2006...........    $14.41       $15.81         1,021
   01/01/2007 to 12/31/2007...........    $15.81       $17.35         5,495
   01/01/2008 to 12/31/2008...........    $17.35       $10.15         6,402
   01/01/2009 to 12/31/2009...........    $10.15       $12.37         5,302
   01/01/2010 to 12/31/2010...........    $12.37       $15.04         4,514
   01/01/2011 to 12/31/2011...........    $15.04       $14.51         3,164
   01/01/2012 to 12/31/2012...........    $14.51       $16.51         2,687
   01/01/2013 to 12/31/2013...........    $16.51       $22.42         2,644
   01/01/2014 to 12/31/2014...........    $22.42       $23.26         1,047
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $13.45       $18.73        35,465
   01/01/2006 to 12/31/2006...........    $18.73       $20.40        26,266
   01/01/2007 to 12/31/2007...........    $20.40       $18.04        25,698
   01/01/2008 to 12/31/2008...........    $18.04       $10.48        24,340
   01/01/2009 to 12/31/2009...........    $10.48       $11.36        21,327
   01/01/2010 to 12/31/2010...........    $11.36       $10.44        21,933
   01/01/2011 to 12/31/2011...........    $10.44       $ 8.35        23,927
   01/01/2012 to 12/31/2012...........    $ 8.35       $10.09         1,350
   01/01/2013 to 12/31/2013...........    $10.09       $14.69           226
   01/01/2014 to 12/31/2014...........    $14.69       $14.90           199

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.29         4,703
   01/01/2006 to 12/31/2006...........    $10.29       $11.02        26,655
   01/01/2007 to 12/31/2007...........    $11.02       $11.58        42,713
   01/01/2008 to 12/31/2008...........    $11.58       $ 7.34        21,985
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.35        12,554
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.40         4,421
   01/01/2011 to 12/31/2011...........    $10.40       $10.54        21,868
   01/01/2012 to 12/31/2012...........    $10.54       $11.67        20,676
   01/01/2013 to 12/31/2013...........    $11.67       $14.99        13,894
   01/01/2014 to 12/31/2014...........    $14.99       $16.63         8,123
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.49         5,323
   01/01/2006 to 12/31/2006...........    $10.49       $12.24        36,601
   01/01/2007 to 12/31/2007...........    $12.24       $12.04        31,236
   01/01/2008 to 12/31/2008...........    $12.04       $ 7.04         1,074
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 8.26         2,121
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.17         1,385
   01/01/2011 to 12/31/2011...........    $ 9.17       $ 8.89           668
   01/01/2012 to 12/31/2012...........    $ 8.89       $10.08           882
   01/01/2013 to 12/31/2013...........    $10.08       $12.87           932
   01/01/2014 to 12/31/2014...........    $12.87       $13.97         1,108
PROFUND VP MID-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $13.47       $14.72        25,861
   01/01/2006 to 12/31/2006...........    $14.72       $15.04         5,310
   01/01/2007 to 12/31/2007...........    $15.04       $16.51        22,924
   01/01/2008 to 12/31/2008...........    $16.51       $ 9.92         3,232
   01/01/2009 to 12/31/2009...........    $ 9.92       $13.48         4,433
   01/01/2010 to 12/31/2010...........    $13.48       $17.01         6,911
   01/01/2011 to 12/31/2011...........    $17.01       $16.23         4,330
   01/01/2012 to 12/31/2012...........    $16.23       $18.40         7,406
   01/01/2013 to 12/31/2013...........    $18.40       $23.60         6,163
   01/01/2014 to 12/31/2014...........    $23.60       $24.55         2,982
PROFUND VP MID-CAP VALUE
   01/01/2005 to 12/31/2005...........    $15.29       $16.36         2,461
   01/01/2006 to 12/31/2006...........    $16.36       $18.05        15,454
   01/01/2007 to 12/31/2007...........    $18.05       $17.90         9,907
   01/01/2008 to 12/31/2008...........    $17.90       $11.20         2,323
   01/01/2009 to 12/31/2009...........    $11.20       $14.41         2,633
   01/01/2010 to 12/31/2010...........    $14.41       $17.05         3,219
   01/01/2011 to 12/31/2011...........    $17.05       $16.09         1,916
   01/01/2012 to 12/31/2012...........    $16.09       $18.43         2,006
   01/01/2013 to 12/31/2013...........    $18.43       $23.93         2,174
   01/01/2014 to 12/31/2014...........    $23.93       $25.91         2,018

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2005 to 12/31/2005...........    $14.39       $14.17        60,526
   01/01/2006 to 12/31/2006...........    $14.17       $14.68        16,739
   01/01/2007 to 12/31/2007...........    $14.68       $16.96        24,530
   01/01/2008 to 12/31/2008...........    $16.96       $ 9.59         9,956
   01/01/2009 to 12/31/2009...........    $ 9.59       $14.32         8,990
   01/01/2010 to 12/31/2010...........    $14.32       $16.63         7,404
   01/01/2011 to 12/31/2011...........    $16.63       $16.58         7,584
   01/01/2012 to 12/31/2012...........    $16.58       $18.93         2,620
   01/01/2013 to 12/31/2013...........    $18.93       $24.98         4,472
   01/01/2014 to 12/31/2014...........    $24.98       $28.71           482
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $15.45       $19.93        44,755
   01/01/2006 to 12/31/2006...........    $19.93       $23.62        38,829
   01/01/2007 to 12/31/2007...........    $23.62       $30.75        48,835
   01/01/2008 to 12/31/2008...........    $30.75       $19.05        70,895
   01/01/2009 to 12/31/2009...........    $19.05       $21.61        71,285
   01/01/2010 to 12/31/2010...........    $21.61       $25.01        73,394
   01/01/2011 to 12/31/2011...........    $25.01       $25.12        62,469
   01/01/2012 to 12/31/2012...........    $25.12       $25.40        13,285
   01/01/2013 to 12/31/2013...........    $25.40       $30.96         8,641
   01/01/2014 to 12/31/2014...........    $30.96       $27.11         3,237
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 8.91       $ 8.42         5,365
   01/01/2006 to 12/31/2006...........    $ 8.42       $ 9.28        38,368
   01/01/2007 to 12/31/2007...........    $ 9.28       $ 9.33        38,773
   01/01/2008 to 12/31/2008...........    $ 9.33       $ 7.38        34,658
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 8.47        35,039
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 8.36        35,024
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 9.54        35,623
   01/01/2012 to 12/31/2012...........    $ 9.54       $10.49         1,612
   01/01/2013 to 12/31/2013...........    $10.49       $13.56           372
   01/01/2014 to 12/31/2014...........    $13.56       $15.90           184
PROFUND VP PRECIOUS METALS
   01/01/2005 to 12/31/2005...........    $13.69       $16.98        30,106
   01/01/2006 to 12/31/2006...........    $16.98       $17.91        50,526
   01/01/2007 to 12/31/2007...........    $17.91       $21.55        67,773
   01/01/2008 to 12/31/2008...........    $21.55       $14.66        81,304
   01/01/2009 to 12/31/2009...........    $14.66       $19.49        80,657
   01/01/2010 to 12/31/2010...........    $19.49       $25.46        83,168
   01/01/2011 to 12/31/2011...........    $25.46       $20.21        75,683
   01/01/2012 to 12/31/2012...........    $20.21       $16.97        20,936
   01/01/2013 to 12/31/2013...........    $16.97       $10.34        22,736
   01/01/2014 to 12/31/2014...........    $10.34       $ 7.74         6,067

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $16.69       $17.50         5,034
   01/01/2006 to 12/31/2006...........    $17.50       $22.78        23,099
   01/01/2007 to 12/31/2007...........    $22.78       $17.99        21,177
   01/01/2008 to 12/31/2008...........    $17.99       $10.38         3,998
   01/01/2009 to 12/31/2009...........    $10.38       $13.05         5,051
   01/01/2010 to 12/31/2010...........    $13.05       $15.99         4,607
   01/01/2011 to 12/31/2011...........    $15.99       $16.45         5,127
   01/01/2012 to 12/31/2012...........    $16.45       $18.94         3,399
   01/01/2013 to 12/31/2013...........    $18.94       $18.63         2,329
   01/01/2014 to 12/31/2014...........    $18.63       $22.88         1,379
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2005 to 12/31/2005...........    $ 8.00       $ 7.24        22,349
   01/01/2006 to 12/31/2006...........    $ 7.24       $ 7.83         8,859
   01/01/2007 to 12/31/2007...........    $ 7.83       $ 7.29        21,177
   01/01/2008 to 12/31/2008...........    $ 7.29       $ 4.45        36,576
   01/01/2009 to 12/31/2009...........    $ 4.45       $ 5.77        72,548
   01/01/2010 to 12/31/2010...........    $ 5.77       $ 4.76        47,075
   01/01/2011 to 12/31/2011...........    $ 4.76       $ 2.92        26,910
   01/01/2012 to 12/31/2012...........    $ 2.92       $ 2.67         4,822
   01/01/2013 to 12/31/2013...........    $ 2.67       $ 3.06         1,502
   01/01/2014 to 12/31/2014...........    $ 3.06       $ 2.10            36
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 5.61       $ 5.56         1,006
   01/01/2006 to 12/31/2006...........    $ 5.56       $ 5.39         8,398
   01/01/2007 to 12/31/2007...........    $ 5.39       $ 4.68         7,304
   01/01/2008 to 12/31/2008...........    $ 4.68       $ 6.82       135,353
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 3.97       130,657
   01/01/2010 to 12/31/2010...........    $ 3.97       $ 3.08       123,241
   01/01/2011 to 12/31/2011...........    $ 3.08       $ 2.71       118,552
   01/01/2012 to 12/31/2012...........    $ 2.71       $ 2.16        45,794
   01/01/2013 to 12/31/2013...........    $ 2.16       $ 1.50         2,386
   01/01/2014 to 12/31/2014...........    $ 1.50       $ 1.19         2,117
PROFUND VP SMALL-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $15.39       $16.26        39,140
   01/01/2006 to 12/31/2006...........    $16.26       $17.36        33,307
   01/01/2007 to 12/31/2007...........    $17.36       $17.75        35,990
   01/01/2008 to 12/31/2008...........    $17.75       $11.50        23,012
   01/01/2009 to 12/31/2009...........    $11.50       $14.26        20,571
   01/01/2010 to 12/31/2010...........    $14.26       $17.61        23,091
   01/01/2011 to 12/31/2011...........    $17.61       $17.53        19,854
   01/01/2012 to 12/31/2012...........    $17.53       $19.37         1,693
   01/01/2013 to 12/31/2013...........    $19.37       $26.72         1,452
   01/01/2014 to 12/31/2014...........    $26.72       $26.82         1,501

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   01/01/2005 to 12/31/2005...........    $15.85       $16.19        18,512
   01/01/2006 to 12/31/2006...........    $16.19       $18.69        25,197
   01/01/2007 to 12/31/2007...........    $18.69       $17.03        27,046
   01/01/2008 to 12/31/2008...........    $17.03       $11.60        18,487
   01/01/2009 to 12/31/2009...........    $11.60       $13.72        19,269
   01/01/2010 to 12/31/2010...........    $13.72       $16.46        19,124
   01/01/2011 to 12/31/2011...........    $16.46       $15.51        18,596
   01/01/2012 to 12/31/2012...........    $15.51       $17.70           913
   01/01/2013 to 12/31/2013...........    $17.70       $23.94         1,055
   01/01/2014 to 12/31/2014...........    $23.94       $24.89           739
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $11.47       $10.52        24,488
   01/01/2006 to 12/31/2006...........    $10.52       $13.88        32,396
   01/01/2007 to 12/31/2007...........    $13.88       $14.78        39,533
   01/01/2008 to 12/31/2008...........    $14.78       $ 9.52         5,243
   01/01/2009 to 12/31/2009...........    $ 9.52       $10.04         5,648
   01/01/2010 to 12/31/2010...........    $10.04       $11.41         7,128
   01/01/2011 to 12/31/2011...........    $11.41       $11.42         4,717
   01/01/2012 to 12/31/2012...........    $11.42       $13.07         4,414
   01/01/2013 to 12/31/2013...........    $13.07       $14.39         1,264
   01/01/2014 to 12/31/2014...........    $14.39       $14.22           780
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.38       $11.11        41,534
   01/01/2006 to 12/31/2006...........    $11.11       $10.42        23,586
   01/01/2007 to 12/31/2007...........    $10.42       $11.28        51,411
   01/01/2008 to 12/31/2008...........    $11.28       $16.59        11,449
   01/01/2009 to 12/31/2009...........    $16.59       $10.98        13,454
   01/01/2010 to 12/31/2010...........    $10.98       $11.88        11,600
   01/01/2011 to 12/31/2011...........    $11.88       $16.75        11,666
   01/01/2012 to 12/31/2012...........    $16.75       $16.62         9,366
   01/01/2013 to 12/31/2013...........    $16.62       $13.21         8,007
   01/01/2014 to 12/31/2014...........    $13.21       $17.70         2,867
PROFUND VP ULTRAMID-CAP
   01/01/2005 to 12/31/2005...........    $20.68       $23.96         6,692
   01/01/2006 to 12/31/2006...........    $23.96       $26.05        12,205
   01/01/2007 to 12/31/2007...........    $26.05       $27.12        19,013
   01/01/2008 to 12/31/2008...........    $27.12       $ 8.66         3,657
   01/01/2009 to 12/31/2009...........    $ 8.66       $14.11        18,142
   01/01/2010 to 12/31/2010...........    $14.11       $20.75        20,846
   01/01/2011 to 12/31/2011...........    $20.75       $17.61         3,403
   01/01/2012 to 12/31/2012...........    $17.61       $22.92         4,909
   01/01/2013 to 12/31/2013...........    $22.92       $38.42         1,950
   01/01/2014 to 12/31/2014...........    $38.42       $43.54           330

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $15.05       $16.72        18,592
   01/01/2006 to 12/31/2006...........    $16.72       $19.59        22,201
   01/01/2007 to 12/31/2007...........    $19.59       $22.28        37,173
   01/01/2008 to 12/31/2008...........    $22.28       $15.17        12,831
   01/01/2009 to 12/31/2009...........    $15.17       $16.51        14,528
   01/01/2010 to 12/31/2010...........    $16.51       $17.18         9,674
   01/01/2011 to 12/31/2011...........    $17.18       $19.84         7,775
   01/01/2012 to 12/31/2012...........    $19.84       $19.52         5,362
   01/01/2013 to 12/31/2013...........    $19.52       $21.73         2,482
   01/01/2014 to 12/31/2014...........    $21.73       $26.88         2,536
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.53       $12.04         2,937
   01/01/2006 to 12/31/2006...........    $12.04       $14.32        18,409
   01/01/2007 to 12/31/2007...........    $14.32       $16.82        25,084
   01/01/2008 to 12/31/2008...........    $16.82       $ 8.21        37,898
   01/01/2009 to 12/31/2009...........    $ 8.21       $11.06        19,932
   01/01/2010 to 12/31/2010...........    $11.06       $12.39        11,182
   01/01/2011 to 12/31/2011...........    $12.39       $10.36           557
   01/01/2012 to 12/31/2012...........    $10.36       $12.46           451
   01/01/2013 to 12/31/2013...........    $12.46       $14.55           121
   01/01/2014 to 12/31/2014...........    $14.55       $13.48            12
S&P TARGET 24 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.20       $13.51        31,386
   01/01/2006 to 12/31/2006...........    $13.51       $13.65         8,268
   01/01/2007 to 12/31/2007...........    $13.65       $13.98         8,719
   01/01/2008 to 12/31/2008...........    $13.98       $ 9.90         7,628
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.06         8,587
   01/01/2010 to 12/31/2010...........    $11.06       $12.97         9,863
   01/01/2011 to 12/31/2011...........    $12.97       $13.83        10,795
   01/01/2012 to 12/31/2012...........    $13.83       $14.87         7,841
   01/01/2013 to 12/31/2013...........    $14.87       $20.78         7,270
   01/01/2014 to 04/25/2014...........    $20.78       $20.49             0
TARGET MANAGED VIP PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.48       $15.26       311,554
   01/01/2006 to 12/31/2006...........    $15.26       $16.72       283,817
   01/01/2007 to 12/31/2007...........    $16.72       $17.98       285,347
   01/01/2008 to 12/31/2008...........    $17.98       $ 9.75        57,975
   01/01/2009 to 12/31/2009...........    $ 9.75       $10.82        60,338
   01/01/2010 to 12/31/2010...........    $10.82       $12.66        60,391
   01/01/2011 to 12/31/2011...........    $12.66       $12.23         7,656
   01/01/2012 to 12/31/2012...........    $12.23       $13.58         6,544
   01/01/2013 to 12/31/2013...........    $13.58       $18.12         5,311
   01/01/2014 to 04/25/2014...........    $18.12       $18.00             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.22       $11.62        18,888
   01/01/2006 to 12/31/2006...........    $11.62       $14.34        29,267
   01/01/2007 to 12/31/2007...........    $14.34       $14.18        27,633
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.96         5,473
   01/01/2009 to 12/31/2009...........    $ 9.96       $11.15         3,925
   01/01/2010 to 12/31/2010...........    $11.15       $12.79         8,226
   01/01/2011 to 12/31/2011...........    $12.79       $13.53        16,068
   01/01/2012 to 12/31/2012...........    $13.53       $14.72         2,726
   01/01/2013 to 12/31/2013...........    $14.72       $18.93         2,819
   01/01/2014 to 04/25/2014...........    $18.93       $18.63             0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.75        48,066
   01/01/2006 to 12/31/2006...........    $ 9.75       $11.32        80,050
   01/01/2007 to 12/31/2007...........    $11.32       $11.25        84,959
   01/01/2008 to 12/31/2008...........    $11.25       $ 6.57        33,392
   01/01/2009 to 12/31/2009...........    $ 6.57       $ 7.37        43,573
   01/01/2010 to 12/31/2010...........    $ 7.37       $ 8.43        37,446
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.78        25,669
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.11        41,678
   01/01/2013 to 12/31/2013...........    $ 9.11       $11.47        37,450
   01/01/2014 to 04/25/2014...........    $11.47       $11.86             0
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.55         5,578
   01/01/2009 to 12/31/2009...........    $ 4.55       $ 4.78         6,045
   01/01/2010 to 12/31/2010...........    $ 4.78       $ 6.13         6,402
   01/01/2011 to 12/31/2011...........    $ 6.13       $ 4.54         3,015
   01/01/2012 to 12/31/2012...........    $ 4.54       $ 5.41         5,178
   01/01/2013 to 12/31/2013...........    $ 5.41       $ 6.98         2,345
   01/01/2014 to 04/25/2014...........    $ 6.98       $ 7.45             0
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
   01/01/2005 to 12/31/2005...........    $13.45       $13.62             0
   01/01/2006 to 12/31/2006...........    $13.62       $16.34             0
   01/01/2007 to 12/31/2007...........    $16.34       $15.87             0
   01/01/2008 to 12/31/2008...........    $15.87       $10.13             0
   01/01/2009 to 12/31/2009...........    $10.13       $12.83             0
   01/01/2010 to 07/16/2010...........    $12.83       $12.29             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $13.40       $13.88         9,956
   01/01/2006 to 12/31/2006...........    $13.88       $16.17        20,682
   01/01/2007 to 12/31/2007...........    $16.17       $16.33        13,391
   01/01/2008 to 12/31/2008...........    $16.33       $10.19        10,669
   01/01/2009 to 12/31/2009...........    $10.19       $11.70        13,252
   01/01/2010 to 07/16/2010...........    $11.70       $11.24             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.87       $14.35        30,964
   01/01/2011 to 12/31/2011...........    $14.35       $12.30        35,489
   01/01/2012 to 12/31/2012...........    $12.30       $13.73        36,307
   01/01/2013 to 12/31/2013...........    $13.73       $16.18        19,432
   01/01/2014 to 12/31/2014...........    $16.18       $15.06         7,726

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.24       $13.08        14,974
   01/01/2011 to 12/31/2011...........    $13.08       $12.58        29,389
   01/01/2012 to 12/31/2012...........    $12.58       $14.76        25,003
   01/01/2013 to 12/31/2013...........    $14.76       $18.90        31,328
   01/01/2014 to 12/31/2014...........    $18.90       $20.49        22,562
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.39       $19.40        31,133
   01/01/2011 to 12/31/2011...........    $19.40       $18.04        33,795
   01/01/2012 to 12/31/2012...........    $18.04       $21.40        31,280
   01/01/2013 to 12/31/2013...........    $21.40       $29.48        18,601
   01/01/2014 to 12/31/2014...........    $29.48       $30.15         4,136
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.24        54,823
   01/01/2011 to 12/31/2011...........    $12.24       $11.51        42,833
   01/01/2012 to 12/31/2012...........    $11.51       $12.22        10,081
   01/01/2013 to 12/31/2013...........    $12.22       $18.08         4,391
   01/01/2014 to 12/31/2014...........    $18.08       $17.46         2,194

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH LT5, HDV AND EBP (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.54               0
   01/01/2006 to 12/31/2006...........    $10.54       $11.32               0
   01/01/2007 to 12/31/2007...........    $11.32       $11.66               0
   01/01/2008 to 12/31/2008...........    $11.66       $10.90               0
   01/01/2009 to 12/31/2009...........    $10.90       $12.49               0
   01/01/2010 to 12/31/2010...........    $12.49       $14.24               0
   01/01/2011 to 12/31/2011...........    $14.24       $14.34               0
   01/01/2012 to 12/31/2012...........    $14.34       $16.04               0
   01/01/2013 to 12/31/2013...........    $16.04       $17.29               0
   01/01/2014 to 12/31/2014...........    $17.29       $17.34               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006...........    $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007...........    $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008...........    $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011...........    $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012...........    $10.00       $11.04       6,592,715
   01/01/2013 to 12/31/2013...........    $11.04       $11.89       4,018,651
   01/01/2014 to 12/31/2014...........    $11.89       $12.10       2,611,367
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.63       1,290,825
   01/01/2007 to 12/31/2007...........    $10.63       $11.41       2,559,214
   01/01/2008 to 12/31/2008...........    $11.41       $ 7.85       3,903,066
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.70       4,089,298
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.81       3,661,891
   01/01/2011 to 12/31/2011...........    $10.81       $10.61       3,108,340
   01/01/2012 to 12/31/2012...........    $10.61       $11.82       2,860,050
   01/01/2013 to 12/31/2013...........    $11.82       $13.50       2,262,276
   01/01/2014 to 12/31/2014...........    $13.50       $14.04       1,616,826

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/02/2005...........    $13.22       $15.12               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2005 to 12/02/2005...........    $13.05       $14.38               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.77       $14.12         238,150
   01/01/2006 to 12/31/2006...........    $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007...........    $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008...........    $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009...........    $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010...........    $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011...........    $13.04       $13.23         289,460
   01/01/2012 to 05/04/2012...........    $13.23       $14.36               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006...........    $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007...........    $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011...........    $10.79       $10.44       5,182,858
   01/01/2012 to 12/31/2012...........    $10.44       $11.51       5,035,393
   01/01/2013 to 12/31/2013...........    $11.51       $13.27       3,262,170
   01/01/2014 to 12/31/2014...........    $13.27       $13.86       3,023,580
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15          64,421
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.03          93,865
   01/01/2013 to 12/31/2013...........    $10.03       $10.89         102,690
   01/01/2014 to 12/31/2014...........    $10.89       $11.20          75,915
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47           5,721
   01/01/2014 to 12/31/2014...........    $10.47       $10.63          20,316
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009...........    $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010...........    $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011...........    $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012...........    $12.31       $12.42       4,016,057
   01/01/2013 to 12/31/2013...........    $12.42       $12.14       1,984,193
   01/01/2014 to 12/31/2014...........    $12.14       $11.88       1,658,549

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.36      1,335,590
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.14        972,743
   01/01/2011 to 12/31/2011...........    $10.14       $10.90        747,805
   01/01/2012 to 12/31/2012...........    $10.90       $11.12        351,286
   01/01/2013 to 12/31/2013...........    $11.12       $10.83        158,875
   01/01/2014 to 12/31/2014...........    $10.83       $10.66        123,038
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74      4,566,891
   01/01/2011 to 12/31/2011...........    $10.74       $11.73      2,577,818
   01/01/2012 to 12/31/2012...........    $11.73       $12.08      1,131,486
   01/01/2013 to 12/31/2013...........    $12.08       $11.60        198,554
   01/01/2014 to 12/31/2014...........    $11.60       $11.53         83,718
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.01      7,376,393
   01/01/2009 to 12/31/2009...........    $12.01       $11.06      7,133,884
   01/01/2010 to 12/31/2010...........    $11.06       $12.05      4,327,344
   01/01/2011 to 12/31/2011...........    $12.05       $13.41      6,924,813
   01/01/2012 to 12/31/2012...........    $13.41       $13.90      3,795,635
   01/01/2013 to 12/31/2013...........    $13.90       $13.19      1,425,957
   01/01/2014 to 12/31/2014...........    $13.19       $13.27      1,181,537
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.08      5,692,971
   01/01/2009 to 12/31/2009...........    $12.08       $10.93      5,213,380
   01/01/2010 to 12/31/2010...........    $10.93       $11.93      3,978,286
   01/01/2011 to 12/31/2011...........    $11.93       $13.55      2,040,163
   01/01/2012 to 12/31/2012...........    $13.55       $14.06      3,068,671
   01/01/2013 to 12/31/2013...........    $14.06       $13.11      1,918,350
   01/01/2014 to 12/31/2014...........    $13.11       $13.40      1,315,184
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.77        239,205
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.61      3,501,577
   01/01/2011 to 12/31/2011...........    $ 9.61       $11.18        747,648
   01/01/2012 to 12/31/2012...........    $11.18       $11.65         52,737
   01/01/2013 to 12/31/2013...........    $11.65       $10.67      4,576,643
   01/01/2014 to 12/31/2014...........    $10.67       $11.10      2,846,478
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.99      6,025,992
   01/01/2011 to 12/31/2011...........    $10.99       $12.95      3,151,015
   01/01/2012 to 12/31/2012...........    $12.95       $13.56        495,656
   01/01/2013 to 12/31/2013...........    $13.56       $12.35            178
   01/01/2014 to 12/31/2014...........    $12.35       $13.04        681,896
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.00      5,394,026
   01/01/2012 to 12/31/2012...........    $12.00       $12.44      5,525,461
   01/01/2013 to 12/31/2013...........    $12.44       $11.01        143,428
   01/01/2014 to 12/31/2014...........    $11.01       $11.90        105,004

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.38       3,495,509
   01/01/2013 to 12/31/2013...........    $10.38       $ 9.13       9,061,699
   01/01/2014 to 12/31/2014...........    $ 9.13       $10.08       3,171,548
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.73       5,845,538
   01/01/2014 to 12/31/2014...........    $ 8.73       $ 9.81       2,864,169
AST BOND PORTFOLIO 2025
   01/02/2014* to 12/31/2014..........    $10.00       $11.28       1,452,253
AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30               0
   01/01/2010 to 12/31/2010...........    $10.30       $11.47          10,094
   01/01/2011 to 12/31/2011...........    $11.47       $10.58          16,315
   01/01/2012 to 12/31/2012...........    $10.58       $11.75          53,725
   01/01/2013 to 12/31/2013...........    $11.75       $15.13           7,547
   01/01/2014 to 12/31/2014...........    $15.13       $16.35          13,513
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006...........    $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007...........    $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.11       8,015,346
   01/01/2013 to 12/31/2013...........    $11.11       $13.36       5,728,326
   01/01/2014 to 12/31/2014...........    $13.36       $14.01       4,070,987
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.63           5,878
   01/01/2014 to 12/31/2014...........    $11.63       $12.95          14,054
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $18.80       $21.16         199,018
   01/01/2006 to 12/31/2006...........    $21.16       $28.35         318,743
   01/01/2007 to 12/31/2007...........    $28.35       $22.24         246,476
   01/01/2008 to 12/31/2008...........    $22.24       $14.16         171,371
   01/01/2009 to 12/31/2009...........    $14.16       $18.30         243,592
   01/01/2010 to 12/31/2010...........    $18.30       $23.08         180,347
   01/01/2011 to 12/31/2011...........    $23.08       $24.11         145,127
   01/01/2012 to 12/31/2012...........    $24.11       $27.26         130,983
   01/01/2013 to 12/31/2013...........    $27.26       $27.55          85,849
   01/01/2014 to 12/31/2014...........    $27.55       $35.35          73,511

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.96       $16.82        245,003
   01/01/2006 to 12/31/2006...........    $16.82       $19.77        203,936
   01/01/2007 to 12/31/2007...........    $19.77       $15.93        230,960
   01/01/2008 to 07/18/2008...........    $15.93       $14.57              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.67         10,331
   01/01/2014 to 12/31/2014...........    $ 9.67       $ 9.96         20,142
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.55      2,113,521
   01/01/2007 to 12/31/2007...........    $10.55       $11.22      2,818,505
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.21      3,325,516
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.75      4,130,172
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.80      3,649,068
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.46      2,869,281
   01/01/2012 to 12/31/2012...........    $ 9.46       $10.26      2,767,619
   01/01/2013 to 12/31/2013...........    $10.26       $11.54      1,831,584
   01/01/2014 to 12/31/2014...........    $11.54       $11.66      1,198,103
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,495
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.13        414,672
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.47        553,827
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.41        397,958
   01/01/2011 to 12/31/2011...........    $ 9.41       $ 8.99        314,944
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.01        317,299
   01/01/2013 to 12/31/2013...........    $10.01       $11.70        340,942
   01/01/2014 to 12/31/2014...........    $11.70       $12.12        331,149
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        143,659
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.32              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      1,030,821
   01/01/2013 to 12/31/2013...........    $10.72       $13.08        784,792
   01/01/2014 to 12/31/2014...........    $13.08       $13.23        734,960
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.79        163,154
   01/01/2014 to 12/31/2014...........    $10.79       $10.85        188,772

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.10         13,392
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.08         51,758
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.52         58,659
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.86         42,584
   01/01/2012 to 12/31/2012...........    $ 8.86       $11.01        112,200
   01/01/2013 to 12/31/2013...........    $11.01       $11.26         55,769
   01/01/2014 to 12/31/2014...........    $11.26       $12.57         53,136
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.80       $11.95        143,016
   01/01/2006 to 12/31/2006...........    $11.95       $12.88        143,727
   01/01/2007 to 12/31/2007...........    $12.88       $14.39        168,462
   01/01/2008 to 12/31/2008...........    $14.39       $ 8.42        212,472
   01/01/2009 to 12/31/2009...........    $ 8.42       $12.33        425,326
   01/01/2010 to 12/31/2010...........    $12.33       $13.33        336,232
   01/01/2011 to 12/31/2011...........    $13.33       $12.54        200,658
   01/01/2012 to 12/31/2012...........    $12.54       $14.72        184,725
   01/01/2013 to 12/31/2013...........    $14.72       $18.72        126,461
   01/01/2014 to 02/07/2014...........    $18.72       $18.41              0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006...........    $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007...........    $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008...........    $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010...........    $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011...........    $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012...........    $11.73       $13.76        808,644
   01/01/2013 to 12/31/2013...........    $13.76       $18.01        620,213
   01/01/2014 to 12/31/2014...........    $18.01       $19.97        355,650
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006...........    $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007...........    $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008...........    $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009...........    $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010...........    $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011...........    $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012...........    $18.11       $21.23        193,150
   01/01/2013 to 12/31/2013...........    $21.23       $27.50        156,741
   01/01/2014 to 12/31/2014...........    $27.50       $30.06        119,283
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         11,680
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.55        790,873
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.13      1,461,388
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 9.99      1,300,148
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.74      1,239,700
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.51      1,219,912
   01/01/2013 to 12/31/2013...........    $10.51       $11.31        578,787
   01/01/2014 to 12/31/2014...........    $11.31       $11.53        479,979

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.43       $16.91              0
   01/01/2006 to 12/31/2006...........    $16.91       $19.43              0
   01/01/2007 to 12/31/2007...........    $19.43       $18.06              0
   01/01/2008 to 12/31/2008...........    $18.06       $12.99         37,725
   01/01/2009 to 12/31/2009...........    $12.99       $16.14         82,090
   01/01/2010 to 12/31/2010...........    $16.14       $20.05        140,787
   01/01/2011 to 12/31/2011...........    $20.05       $19.91         98,811
   01/01/2012 to 12/31/2012...........    $19.91       $22.57         73,950
   01/01/2013 to 12/31/2013...........    $22.57       $30.71         68,974
   01/01/2014 to 12/31/2014...........    $30.71       $32.26         59,505
AST HERNDON LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.33       $15.36        278,563
   01/01/2006 to 12/31/2006...........    $15.36       $18.32        539,030
   01/01/2007 to 12/31/2007...........    $18.32       $18.16        417,115
   01/01/2008 to 12/31/2008...........    $18.16       $11.16        374,851
   01/01/2009 to 12/31/2009...........    $11.16       $12.93        346,113
   01/01/2010 to 12/31/2010...........    $12.93       $14.25        297,287
   01/01/2011 to 12/31/2011...........    $14.25       $13.90        215,671
   01/01/2012 to 12/31/2012...........    $13.90       $15.45        198,126
   01/01/2013 to 12/31/2013...........    $15.45       $20.38        115,677
   01/01/2014 to 12/31/2014...........    $20.38       $20.28         90,845
AST HIGH YIELD PORTFOLIO
   01/01/2005 to 12/31/2005...........    $13.31       $13.19        582,998
   01/01/2006 to 12/31/2006...........    $13.19       $14.27        694,301
   01/01/2007 to 12/31/2007...........    $14.27       $14.33        558,873
   01/01/2008 to 12/31/2008...........    $14.33       $10.45        484,068
   01/01/2009 to 12/31/2009...........    $10.45       $13.89      1,068,071
   01/01/2010 to 12/31/2010...........    $13.89       $15.45        868,078
   01/01/2011 to 12/31/2011...........    $15.45       $15.62        585,430
   01/01/2012 to 12/31/2012...........    $15.62       $17.43        550,566
   01/01/2013 to 12/31/2013...........    $17.43       $18.31        364,818
   01/01/2014 to 12/31/2014...........    $18.31       $18.40        187,012
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006...........    $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007...........    $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008...........    $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009...........    $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010...........    $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011...........    $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012...........    $14.85       $17.52        418,206
   01/01/2013 to 12/31/2013...........    $17.52       $20.44        328,105
   01/01/2014 to 12/31/2014...........    $20.44       $18.93        233,042

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006...........    $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007...........    $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008...........    $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009...........    $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010...........    $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011...........    $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012...........    $16.03       $18.33        167,981
   01/01/2013 to 12/31/2013...........    $18.33       $21.46        133,132
   01/01/2014 to 12/31/2014...........    $21.46       $19.62         98,999
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009...........    $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010...........    $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011...........    $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012...........    $14.25       $15.28        598,595
   01/01/2013 to 12/31/2013...........    $15.28       $14.50        316,572
   01/01/2014 to 12/31/2014...........    $14.50       $15.17        273,729
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18            261
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.92        304,793
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.59        681,514
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.58        757,701
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 9.33        529,972
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.39        453,321
   01/01/2013 to 12/31/2013...........    $10.39       $11.84        297,919
   01/01/2014 to 12/31/2014...........    $11.84       $12.34        271,708
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006...........    $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007...........    $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008...........    $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009...........    $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010...........    $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011...........    $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012...........    $14.68       $17.54        195,028
   01/01/2013 to 12/31/2013...........    $17.54       $19.83        136,441
   01/01/2014 to 12/31/2014...........    $19.83       $18.20        109,366
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.67       $13.28         96,396
   01/01/2006 to 12/31/2006...........    $13.28       $14.46        103,991
   01/01/2007 to 12/31/2007...........    $14.46       $14.45        457,631
   01/01/2008 to 12/31/2008...........    $14.45       $11.66      2,616,044
   01/01/2009 to 12/31/2009...........    $11.66       $13.95      2,748,409
   01/01/2010 to 12/31/2010...........    $13.95       $14.67      1,894,148
   01/01/2011 to 12/31/2011...........    $14.67       $14.41      1,406,382
   01/01/2012 to 12/31/2012...........    $14.41       $15.63      1,377,143
   01/01/2013 to 12/31/2013...........    $15.63       $17.01        937,207
   01/01/2014 to 12/31/2014...........    $17.01       $17.58        817,932

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.29              0
    01/01/2010 to 12/31/2010.........    $10.29       $11.22          9,654
    01/01/2011 to 12/31/2011.........    $11.22       $11.07         17,491
    01/01/2012 to 12/31/2012.........    $11.07       $12.50         16,427
    01/01/2013 to 12/31/2013.........    $12.50       $16.71         13,267
    01/01/2014 to 12/31/2014.........    $16.71       $17.94          8,989
 AST LARGE-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.16       $13.73        405,886
    01/01/2006 to 12/31/2006.........    $13.73       $15.94        464,393
    01/01/2007 to 12/31/2007.........    $15.94       $15.16        520,419
    01/01/2008 to 12/31/2008.........    $15.16       $ 8.69        546,388
    01/01/2009 to 12/31/2009.........    $ 8.69       $10.17        452,623
    01/01/2010 to 12/31/2010.........    $10.17       $11.28        440,901
    01/01/2011 to 12/31/2011.........    $11.28       $10.59        327,994
    01/01/2012 to 12/31/2012.........    $10.59       $12.13        291,061
    01/01/2013 to 12/31/2013.........    $12.13       $16.63        230,382
    01/01/2014 to 12/31/2014.........    $16.63       $18.54        169,096
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.92       $14.58      4,378,768
    01/01/2006 to 12/31/2006.........    $14.58       $15.32      3,475,065
    01/01/2007 to 12/31/2007.........    $15.32       $17.26      3,049,331
    01/01/2008 to 12/31/2008.........    $17.26       $ 9.53      2,645,237
    01/01/2009 to 12/31/2009.........    $ 9.53       $12.12      2,318,468
    01/01/2010 to 12/31/2010.........    $12.12       $14.22      1,843,523
    01/01/2011 to 12/31/2011.........    $14.22       $13.81      1,221,768
    01/01/2012 to 12/31/2012.........    $13.81       $15.19        967,575
    01/01/2013 to 12/31/2013.........    $15.19       $20.34        679,266
    01/01/2014 to 12/31/2014.........    $20.34       $22.04        506,667
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.53       $12.42      1,672,137
    01/01/2006 to 12/31/2006.........    $12.42       $13.37      1,365,237
    01/01/2007 to 12/31/2007.........    $13.37       $13.90      1,124,709
    01/01/2008 to 12/31/2008.........    $13.90       $10.45        916,727
    01/01/2009 to 12/31/2009.........    $10.45       $13.79        905,623
    01/01/2010 to 12/31/2010.........    $13.79       $15.33        647,711
    01/01/2011 to 12/31/2011.........    $15.33       $16.55        486,011
    01/01/2012 to 12/31/2012.........    $16.55       $17.18        404,728
    01/01/2013 to 12/31/2013.........    $17.18       $16.50        306,658
    01/01/2014 to 12/31/2014.........    $16.50       $17.20        240,161

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.26       $15.04         185,240
    01/01/2006 to 12/31/2006.........    $15.04       $18.32         190,286
    01/01/2007 to 12/31/2007.........    $18.32       $19.64         145,391
    01/01/2008 to 12/31/2008.........    $19.64       $12.70         144,404
    01/01/2009 to 12/31/2009.........    $12.70       $16.37         163,957
    01/01/2010 to 12/31/2010.........    $16.37       $17.98         135,711
    01/01/2011 to 12/31/2011.........    $17.98       $17.07         123,103
    01/01/2012 to 12/31/2012.........    $17.07       $20.58         114,038
    01/01/2013 to 12/31/2013.........    $20.58       $25.75          92,340
    01/01/2014 to 12/31/2014.........    $25.75       $26.15          66,825
 AST MFS GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.37       $12.89         553,234
    01/01/2006 to 12/31/2006.........    $12.89       $13.85         418,858
    01/01/2007 to 12/31/2007.........    $13.85       $15.62         401,782
    01/01/2008 to 12/31/2008.........    $15.62       $ 9.75         381,401
    01/01/2009 to 12/31/2009.........    $ 9.75       $11.88         476,807
    01/01/2010 to 12/31/2010.........    $11.88       $13.13         349,620
    01/01/2011 to 12/31/2011.........    $13.13       $12.79         256,619
    01/01/2012 to 12/31/2012.........    $12.79       $14.68         253,826
    01/01/2013 to 12/31/2013.........    $14.68       $19.66         165,851
    01/01/2014 to 12/31/2014.........    $19.66       $20.95         126,187
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.18           1,665
    01/01/2013 to 12/31/2013.........    $10.18       $13.42          13,757
    01/01/2014 to 12/31/2014.........    $13.42       $14.50          14,652
 AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.11       $15.61         156,240
    01/01/2006 to 12/31/2006.........    $15.61       $17.48         128,923
    01/01/2007 to 12/31/2007.........    $17.48       $17.60         135,453
    01/01/2008 to 12/31/2008.........    $17.60       $10.67         157,691
    01/01/2009 to 12/31/2009.........    $10.67       $14.52         148,090
    01/01/2010 to 12/31/2010.........    $14.52       $17.59         115,520
    01/01/2011 to 12/31/2011.........    $17.59       $16.65          81,600
    01/01/2012 to 12/31/2012.........    $16.65       $19.32          75,966
    01/01/2013 to 12/31/2013.........    $19.32       $25.07          51,347
    01/01/2014 to 12/31/2014.........    $25.07       $28.24          49,307
 AST MONEY MARKET PORTFOLIO
    01/01/2005 to 12/31/2005.........    $ 9.73       $ 9.80       2,581,452
    01/01/2006 to 12/31/2006.........    $ 9.80       $10.04       1,916,776
    01/01/2007 to 12/31/2007.........    $10.04       $10.33       4,181,059
    01/01/2008 to 12/31/2008.........    $10.33       $10.37      11,771,343
    01/01/2009 to 12/31/2009.........    $10.37       $10.19       5,146,624
    01/01/2010 to 12/31/2010.........    $10.19       $ 9.99       2,539,883
    01/01/2011 to 12/31/2011.........    $ 9.99       $ 9.79       2,629,487
    01/01/2012 to 12/31/2012.........    $ 9.79       $ 9.60       1,832,190
    01/01/2013 to 12/31/2013.........    $ 9.60       $ 9.40       1,233,947
    01/01/2014 to 12/31/2014.........    $ 9.40       $ 9.22       1,006,675

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $16.04       $17.62      1,232,726
    01/01/2006 to 12/31/2006.........    $17.62       $19.12        959,021
    01/01/2007 to 12/31/2007.........    $19.12       $19.33        859,161
    01/01/2008 to 12/31/2008.........    $19.33       $10.94        649,182
    01/01/2009 to 12/31/2009.........    $10.94       $15.08        559,513
    01/01/2010 to 12/31/2010.........    $15.08       $18.24        452,422
    01/01/2011 to 12/31/2011.........    $18.24       $17.43        306,085
    01/01/2012 to 12/31/2012.........    $17.43       $20.01        244,921
    01/01/2013 to 12/31/2013.........    $20.01       $27.85        194,682
    01/01/2014 to 12/31/2014.........    $27.85       $31.18        122,116
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06         15,053
    01/01/2012 to 12/31/2012.........    $10.06       $10.34         16,614
    01/01/2013 to 12/31/2013.........    $10.34       $ 9.85         19,139
    01/01/2014 to 12/31/2014.........    $ 9.85       $10.15         17,437
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.84       $15.40        330,873
    01/01/2006 to 12/31/2006.........    $15.40       $17.21        308,969
    01/01/2007 to 12/31/2007.........    $17.21       $20.61        409,243
    01/01/2008 to 12/31/2008.........    $20.61       $11.47        217,294
    01/01/2009 to 12/31/2009.........    $11.47       $14.59        237,239
    01/01/2010 to 12/31/2010.........    $14.59       $18.40        222,681
    01/01/2011 to 12/31/2011.........    $18.40       $18.34        164,934
    01/01/2012 to 12/31/2012.........    $18.34       $20.20        121,447
    01/01/2013 to 12/31/2013.........    $20.20       $26.25         86,682
    01/01/2014 to 12/31/2014.........    $26.25       $27.77         74,349
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.07       $14.82         76,370
    01/01/2006 to 12/31/2006.........    $14.82       $15.65         81,269
    01/01/2007 to 12/31/2007.........    $15.65       $18.20        105,233
    01/01/2008 to 12/31/2008.........    $18.20       $10.25         51,866
    01/01/2009 to 12/31/2009.........    $10.25       $12.31         56,130
    01/01/2010 to 12/31/2010.........    $12.31       $14.51         50,066
    01/01/2011 to 04/29/2011.........    $14.51       $16.26              0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.30        316,890
    01/01/2013 to 12/31/2013.........    $10.30       $12.00        267,160
    01/01/2014 to 12/31/2014.........    $12.00       $12.37        163,687
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.56        164,951
    01/01/2009 to 12/31/2009.........    $ 5.56       $ 9.08        483,497
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.88        414,743
    01/01/2011 to 12/31/2011.........    $10.88       $ 8.50        236,233
    01/01/2012 to 12/31/2012.........    $ 8.50       $ 9.83        194,466
    01/01/2013 to 12/31/2013.........    $ 9.83       $ 9.65        108,699
    01/01/2014 to 12/31/2014.........    $ 9.65       $ 9.01        133,920

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.21       $10.17      4,545,782
    01/01/2006 to 12/31/2006.........    $10.17       $10.35      3,593,391
    01/01/2007 to 12/31/2007.........    $10.35       $10.83      3,257,914
    01/01/2008 to 12/31/2008.........    $10.83       $10.73      3,023,480
    01/01/2009 to 12/31/2009.........    $10.73       $11.59      3,232,705
    01/01/2010 to 12/31/2010.........    $11.59       $11.80      2,405,356
    01/01/2011 to 12/31/2011.........    $11.80       $11.83      1,638,831
    01/01/2012 to 12/31/2012.........    $11.83       $12.13      1,373,988
    01/01/2013 to 12/31/2013.........    $12.13       $11.63      1,058,431
    01/01/2014 to 12/31/2014.........    $11.63       $11.39        675,849
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.79       $10.84      2,236,621
    01/01/2006 to 12/31/2006.........    $10.84       $11.02      2,081,850
    01/01/2007 to 12/31/2007.........    $11.02       $11.70      2,256,466
    01/01/2008 to 12/31/2008.........    $11.70       $11.21      2,546,124
    01/01/2009 to 12/31/2009.........    $11.21       $12.80      3,707,147
    01/01/2010 to 12/31/2010.........    $12.80       $13.51      3,188,128
    01/01/2011 to 12/31/2011.........    $13.51       $13.66      2,557,267
    01/01/2012 to 12/31/2012.........    $13.66       $14.64      2,510,555
    01/01/2013 to 12/31/2013.........    $14.64       $14.08      1,426,831
    01/01/2014 to 12/31/2014.........    $14.08       $14.38        956,377
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $10.03          5,527
    01/01/2006 to 12/31/2006.........    $10.03       $10.62        632,804
    01/01/2007 to 12/31/2007.........    $10.62       $11.31      1,601,195
    01/01/2008 to 12/31/2008.........    $11.31       $ 8.92      5,838,176
    01/01/2009 to 12/31/2009.........    $ 8.92       $10.50      7,871,784
    01/01/2010 to 12/31/2010.........    $10.50       $11.38      6,131,743
    01/01/2011 to 12/31/2011.........    $11.38       $11.26      5,324,940
    01/01/2012 to 12/31/2012.........    $11.26       $12.18      4,942,223
    01/01/2013 to 12/31/2013.........    $12.18       $13.04      3,342,228
    01/01/2014 to 12/31/2014.........    $13.04       $13.51      2,596,719
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06         18,180
    01/01/2012 to 12/31/2012.........    $10.06       $10.56         54,264
    01/01/2013 to 12/31/2013.........    $10.56       $10.11         22,629
    01/01/2014 to 12/31/2014.........    $10.11       $10.51         44,173

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/20/2006* to 12/31/2006........    $10.00       $10.45      1,651,620
    01/01/2007 to 12/31/2007.........    $10.45       $11.41      2,784,630
    01/01/2008 to 12/31/2008.........    $11.41       $ 6.63      3,618,245
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 8.19      4,957,531
    01/01/2010 to 12/31/2010.........    $ 8.19       $ 9.55      4,347,503
    01/01/2011 to 12/31/2011.........    $ 9.55       $ 8.78      3,235,647
    01/01/2012 to 12/31/2012.........    $ 8.78       $ 9.71      3,010,039
    01/01/2013 to 12/31/2013.........    $ 9.71       $11.14      2,032,295
    01/01/2014 to 12/31/2014.........    $11.14       $11.92      1,586,948
 AST QMA US EQUITY ALPHA PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.19       $13.38        463,128
    01/01/2006 to 12/31/2006.........    $13.38       $14.77        411,412
    01/01/2007 to 12/31/2007.........    $14.77       $14.78        293,752
    01/01/2008 to 12/31/2008.........    $14.78       $ 8.87        222,347
    01/01/2009 to 12/31/2009.........    $ 8.87       $10.59        236,160
    01/01/2010 to 12/31/2010.........    $10.59       $11.94        194,939
    01/01/2011 to 12/31/2011.........    $11.94       $12.11        129,020
    01/01/2012 to 12/31/2012.........    $12.11       $14.10        122,300
    01/01/2013 to 12/31/2013.........    $14.10       $18.30         89,623
    01/01/2014 to 12/31/2014.........    $18.30       $21.02         70,776
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.88              0
    01/01/2012 to 12/31/2012.........    $ 8.88       $ 9.85              0
    01/01/2013 to 12/31/2013.........    $ 9.85       $11.81          3,254
    01/01/2014 to 12/31/2014.........    $11.81       $12.33              0
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.03          9,410
    01/01/2008 to 12/31/2008.........    $10.03       $ 7.12        703,326
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 8.61      1,443,088
    01/01/2010 to 12/31/2010.........    $ 8.61       $ 9.45      1,275,577
    01/01/2011 to 12/31/2011.........    $ 9.45       $ 9.09      1,120,408
    01/01/2012 to 12/31/2012.........    $ 9.09       $ 9.83      1,037,436
    01/01/2013 to 12/31/2013.........    $ 9.83       $10.83        629,749
    01/01/2014 to 12/31/2014.........    $10.83       $11.16        522,478
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.50         12,898
    01/01/2008 to 12/31/2008.........    $11.50       $ 7.30        301,763
    01/01/2009 to 12/31/2009.........    $ 7.30       $ 9.08        655,245
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.17        672,599
    01/01/2011 to 12/31/2011.........    $10.17       $ 9.73        487,605
    01/01/2012 to 12/31/2012.........    $ 9.73       $11.05        617,940
    01/01/2013 to 12/31/2013.........    $11.05       $12.79        547,788
    01/01/2014 to 12/31/2014.........    $12.79       $13.21        549,405

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.40       $12.71        219,955
    01/01/2006 to 12/31/2006.........    $12.71       $13.66        187,318
    01/01/2007 to 12/31/2007.........    $13.66       $14.58        170,010
    01/01/2008 to 12/31/2008.........    $14.58       $ 9.98        451,062
    01/01/2009 to 12/31/2009.........    $ 9.98       $12.46        950,616
    01/01/2010 to 12/31/2010.........    $12.46       $13.65      1,052,972
    01/01/2011 to 12/31/2011.........    $13.65       $12.93        834,784
    01/01/2012 to 12/31/2012.........    $12.93       $14.08        824,352
    01/01/2013 to 12/31/2013.........    $14.08       $15.78        455,617
    01/01/2014 to 12/31/2014.........    $15.78       $15.94        380,251
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $19.75       $21.18        675,625
    01/01/2006 to 12/31/2006.........    $21.18       $23.44        555,919
    01/01/2007 to 12/31/2007.........    $23.44       $25.55        471,679
    01/01/2008 to 12/31/2008.........    $25.55       $14.00        419,386
    01/01/2009 to 12/31/2009.........    $14.00       $18.20        379,572
    01/01/2010 to 12/31/2010.........    $18.20       $23.64        289,027
    01/01/2011 to 12/31/2011.........    $23.64       $20.13        229,446
    01/01/2012 to 12/31/2012.........    $20.13       $23.68        178,399
    01/01/2013 to 12/31/2013.........    $23.68       $32.68        125,872
    01/01/2014 to 12/31/2014.........    $32.68       $33.61         87,600
 AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.30       $12.23        105,281
    01/01/2006 to 12/31/2006.........    $12.23       $13.50        116,763
    01/01/2007 to 12/31/2007.........    $13.50       $14.18        168,599
    01/01/2008 to 12/31/2008.........    $14.18       $ 9.03        254,074
    01/01/2009 to 12/31/2009.........    $ 9.03       $11.85        247,591
    01/01/2010 to 12/31/2010.........    $11.85       $15.84        277,723
    01/01/2011 to 12/31/2011.........    $15.84       $15.37        121,709
    01/01/2012 to 12/31/2012.........    $15.37       $16.90         82,745
    01/01/2013 to 12/31/2013.........    $16.90       $22.39         87,713
    01/01/2014 to 12/31/2014.........    $22.39       $22.78         75,036
 AST SMALL-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005.........    $15.31       $16.00      1,367,353
    01/01/2006 to 12/31/2006.........    $16.00       $18.82      1,007,185
    01/01/2007 to 12/31/2007.........    $18.82       $17.41        986,053
    01/01/2008 to 12/31/2008.........    $17.41       $11.99        987,703
    01/01/2009 to 12/31/2009.........    $11.99       $14.92        848,941
    01/01/2010 to 12/31/2010.........    $14.92       $18.43        606,356
    01/01/2011 to 12/31/2011.........    $18.43       $16.98        406,275
    01/01/2012 to 12/31/2012.........    $16.98       $19.66        305,529
    01/01/2013 to 12/31/2013.........    $19.66       $26.47        245,931
    01/01/2014 to 12/31/2014.........    $26.47       $27.31        151,655

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    01/01/2005 to 12/31/2005.........    $13.19       $13.53        401,044
    01/01/2006 to 12/31/2006.........    $13.53       $14.92        549,051
    01/01/2007 to 12/31/2007.........    $14.92       $15.54      1,003,846
    01/01/2008 to 12/31/2008.........    $15.54       $11.28      1,693,347
    01/01/2009 to 12/31/2009.........    $11.28       $13.72      1,904,973
    01/01/2010 to 12/31/2010.........    $13.72       $15.00      1,851,248
    01/01/2011 to 12/31/2011.........    $15.00       $14.99      1,512,633
    01/01/2012 to 12/31/2012.........    $14.99       $16.67      1,610,238
    01/01/2013 to 12/31/2013.........    $16.67       $19.09      1,289,224
    01/01/2014 to 12/31/2014.........    $19.09       $19.81      1,158,332
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2005 to 12/31/2005.........    $14.15       $14.63        256,526
    01/01/2006 to 12/31/2006.........    $14.63       $17.40        446,357
    01/01/2007 to 12/31/2007.........    $17.40       $16.44        422,432
    01/01/2008 to 12/31/2008.........    $16.44       $ 9.36        354,139
    01/01/2009 to 12/31/2009.........    $ 9.36       $11.36        348,461
    01/01/2010 to 12/31/2010.........    $11.36       $12.61        297,828
    01/01/2011 to 12/31/2011.........    $12.61       $12.15        247,265
    01/01/2012 to 12/31/2012.........    $12.15       $13.97        272,127
    01/01/2013 to 12/31/2013.........    $13.97       $17.75        190,565
    01/01/2014 to 12/31/2014.........    $17.75       $18.69        102,123
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.73       $13.39        179,577
    01/01/2006 to 12/31/2006.........    $13.39       $13.86        424,274
    01/01/2007 to 12/31/2007.........    $13.86       $14.70        670,101
    01/01/2008 to 12/31/2008.........    $14.70       $ 8.56        829,518
    01/01/2009 to 12/31/2009.........    $ 8.56       $12.87        803,341
    01/01/2010 to 12/31/2010.........    $12.87       $14.61        682,794
    01/01/2011 to 12/31/2011.........    $14.61       $14.07        500,066
    01/01/2012 to 12/31/2012.........    $14.07       $16.21        434,920
    01/01/2013 to 12/31/2013.........    $16.21       $22.89        359,256
    01/01/2014 to 12/31/2014.........    $22.89       $24.30        248,872
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    01/01/2005 to 12/31/2005.........    $17.56       $22.61        291,123
    01/01/2006 to 12/31/2006.........    $22.61       $25.68        307,012
    01/01/2007 to 12/31/2007.........    $25.68       $35.36        389,732
    01/01/2008 to 12/31/2008.........    $35.36       $17.33        300,040
    01/01/2009 to 12/31/2009.........    $17.33       $25.36        436,858
    01/01/2010 to 12/31/2010.........    $25.36       $29.94        397,202
    01/01/2011 to 12/31/2011.........    $29.94       $24.96        213,036
    01/01/2012 to 12/31/2012.........    $24.96       $25.35        196,966
    01/01/2013 to 12/31/2013.........    $25.35       $28.66        108,243
    01/01/2014 to 12/31/2014.........    $28.66       $25.74         98,001

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.14       $11.37      1,035,774
    01/01/2006 to 12/31/2006.........    $11.37       $11.84        798,214
    01/01/2007 to 12/31/2007.........    $11.84       $12.72        851,066
    01/01/2008 to 12/31/2008.........    $12.72       $12.16        694,965
    01/01/2009 to 12/31/2009.........    $12.16       $13.36        671,737
    01/01/2010 to 12/31/2010.........    $13.36       $13.85        570,160
    01/01/2011 to 12/31/2011.........    $13.85       $14.13        482,840
    01/01/2012 to 12/31/2012.........    $14.13       $14.57        400,966
    01/01/2013 to 12/31/2013.........    $14.57       $13.74        286,204
    01/01/2014 to 12/31/2014.........    $13.74       $13.54        184,636
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    12/05/2005* to 12/31/2005........    $10.00       $ 9.99        111,044
    01/01/2006 to 12/31/2006.........    $ 9.99       $11.33        744,811
    01/01/2007 to 12/31/2007.........    $11.33       $12.17        906,776
    01/01/2008 to 12/31/2008.........    $12.17       $ 6.88        954,985
    01/01/2009 to 12/31/2009.........    $ 6.88       $ 8.65      1,714,961
    01/01/2010 to 12/31/2010.........    $ 8.65       $ 9.72      1,218,956
    01/01/2011 to 12/31/2011.........    $ 9.72       $ 9.20        880,416
    01/01/2012 to 12/31/2012.........    $ 9.20       $10.01        818,131
    01/01/2013 to 12/31/2013.........    $10.01       $11.82        616,744
    01/01/2014 to 12/31/2014.........    $11.82       $12.22        549,087
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.98        207,560
    01/01/2008 to 12/31/2008.........    $ 9.98       $ 9.27        788,143
    01/01/2009 to 12/31/2009.........    $ 9.27       $10.14        753,947
    01/01/2010 to 12/31/2010.........    $10.14       $10.71        651,819
    01/01/2011 to 12/31/2011.........    $10.71       $11.13        602,850
    01/01/2012 to 12/31/2012.........    $11.13       $11.76        540,991
    01/01/2013 to 12/31/2013.........    $11.76       $11.35        435,041
    01/01/2014 to 12/31/2014.........    $11.35       $11.93        406,212
 EVERGREEN VA GROWTH FUND
    04/15/2005* to 12/31/2005........    $ 9.82       $11.41        120,154
    01/01/2006 to 12/31/2006.........    $11.41       $12.42         49,463
    01/01/2007 to 12/31/2007.........    $12.42       $13.51         80,806
    01/01/2008 to 12/31/2008.........    $13.51       $ 7.79         35,683
    01/01/2009 to 12/31/2009.........    $ 7.79       $10.68         87,916
    01/01/2010 to 07/16/2010.........    $10.68       $10.43              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2005 to 12/31/2005.........    $12.21       $13.88        164,045
    01/01/2006 to 12/31/2006.........    $13.88       $16.75        160,932
    01/01/2007 to 12/31/2007.........    $16.75       $18.88        219,534
    01/01/2008 to 12/31/2008.........    $18.88       $10.82        146,290
    01/01/2009 to 12/31/2009.........    $10.82       $12.30        139,726
    01/01/2010 to 07/16/2010.........    $12.30       $11.66              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA OMEGA FUND
    01/01/2005 to 12/31/2005.........    $13.86       $14.10         31,596
    01/01/2006 to 12/31/2006.........    $14.10       $14.65         15,185
    01/01/2007 to 12/31/2007.........    $14.65       $16.08         15,093
    01/01/2008 to 12/31/2008.........    $16.08       $11.47         26,469
    01/01/2009 to 12/31/2009.........    $11.47       $16.18         38,725
    01/01/2010 to 07/16/2010.........    $16.18       $15.09              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    01/28/2008* to 12/31/2008........    $10.21       $ 6.10         92,210
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 7.69        197,134
    01/01/2010 to 12/31/2010.........    $ 7.69       $ 8.97        125,709
    01/01/2011 to 12/31/2011.........    $ 8.97       $ 7.83         56,285
    01/01/2012 to 12/31/2012.........    $ 7.83       $ 8.74         45,724
    01/01/2013 to 12/31/2013.........    $ 8.74       $11.22         31,171
    01/01/2014 to 04/25/2014.........    $11.22       $11.56              0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.63        933,984
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 8.45      1,565,724
    01/01/2010 to 12/31/2010.........    $ 8.45       $ 9.13      1,506,231
    01/01/2011 to 12/31/2011.........    $ 9.13       $ 8.79      1,167,563
    01/01/2012 to 09/21/2012.........    $ 8.79       $ 9.83              0
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.82       $12.76        179,027
    01/01/2006 to 12/31/2006.........    $12.76       $17.32        390,251
    01/01/2007 to 12/31/2007.........    $17.32       $19.23        383,026
    01/01/2008 to 12/31/2008.........    $19.23       $10.78        201,811
    01/01/2009 to 12/31/2009.........    $10.78       $14.91        199,013
    01/01/2010 to 12/31/2010.........    $14.91       $16.03        136,481
    01/01/2011 to 12/31/2011.........    $16.03       $14.53         73,996
    01/01/2012 to 12/31/2012.........    $14.53       $17.86         74,768
    01/01/2013 to 12/31/2013.........    $17.86       $20.01         42,404
    01/01/2014 to 04/25/2014.........    $20.01       $19.56              0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.15         30,489
    01/01/2012 to 04/27/2012.........    $ 8.15       $ 9.23              0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.10         50,551
    01/01/2012 to 12/31/2012.........    $ 9.10       $10.59         49,135
    01/01/2013 to 12/31/2013.........    $10.59       $13.60         63,587
    01/01/2014 to 12/31/2014.........    $13.60       $15.03         49,550
 INVESCO V.I. DYNAMICS FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $14.56       $15.80         54,814
    01/01/2006 to 12/31/2006.........    $15.80       $17.98         59,124
    01/01/2007 to 12/31/2007.........    $17.98       $19.76         54,429
    01/01/2008 to 12/31/2008.........    $19.76       $10.05         37,387
    01/01/2009 to 12/31/2009.........    $10.05       $14.04         37,634
    01/01/2010 to 12/31/2010.........    $14.04       $17.03         38,338
    01/01/2011 to 04/29/2011.........    $17.03       $18.95              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $13.42       $13.92       170,808
    01/01/2006 to 12/31/2006.........    $13.92       $15.89        91,327
    01/01/2007 to 12/31/2007.........    $15.89       $12.11        50,770
    01/01/2008 to 12/31/2008.........    $12.11       $ 4.81        50,279
    01/01/2009 to 12/31/2009.........    $ 4.81       $ 6.01       113,041
    01/01/2010 to 12/31/2010.........    $ 6.01       $ 6.50       235,630
    01/01/2011 to 04/29/2011.........    $ 6.50       $ 6.85             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
    01/01/2005 to 12/31/2005.........    $12.56       $13.31       122,355
    01/01/2006 to 12/31/2006.........    $13.31       $13.73       130,283
    01/01/2007 to 12/31/2007.........    $13.73       $15.05       108,427
    01/01/2008 to 12/31/2008.........    $15.05       $10.52       187,213
    01/01/2009 to 12/31/2009.........    $10.52       $13.17       106,387
    01/01/2010 to 12/31/2010.........    $13.17       $13.59        86,909
    01/01/2011 to 12/31/2011.........    $13.59       $13.84        59,858
    01/01/2012 to 12/31/2012.........    $13.84       $16.40        62,386
    01/01/2013 to 12/31/2013.........    $16.40       $22.59        57,219
    01/01/2014 to 12/31/2014.........    $22.59       $26.49        28,376
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.74        23,190
    01/01/2013 to 12/31/2013.........    $ 9.74       $13.08        19,843
    01/01/2014 to 12/31/2014.........    $13.08       $13.85        16,957
 INVESCO V.I. TECHNOLOGY FUND - SERIES I
    01/01/2008 to 12/31/2008.........    $ 9.92       $ 6.21             0
    01/01/2009 to 12/31/2009.........    $ 6.21       $ 9.58             0
    01/01/2010 to 12/31/2010.........    $ 9.58       $11.38             0
    01/01/2011 to 12/31/2011.........    $11.38       $10.59             0
    01/01/2012 to 12/31/2012.........    $10.59       $11.55             0
    01/01/2013 to 12/31/2013.........    $11.55       $14.17             0
    01/01/2014 to 12/31/2014.........    $14.17       $15.42             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008* to 12/31/2008........    $ 9.89       $ 5.96             0
    01/01/2009 to 12/31/2009.........    $ 5.96       $ 6.83             0
    01/01/2010 to 12/31/2010.........    $ 6.83       $ 8.72             0
    01/01/2011 to 12/31/2011.........    $ 8.72       $ 8.66             0
    01/01/2012 to 12/31/2012.........    $ 8.66       $ 9.59             0
    01/01/2013 to 12/31/2013.........    $ 9.59       $13.99             0
    01/01/2014 to 04/25/2014.........    $13.99       $13.92             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 NVIT DEVELOPING MARKETS FUND
    01/01/2005 to 12/31/2005.........    $18.25       $23.52       224,533
    01/01/2006 to 12/31/2006.........    $23.52       $31.02       274,947
    01/01/2007 to 12/31/2007.........    $31.02       $43.62       484,276
    01/01/2008 to 12/31/2008.........    $43.62       $18.01       186,988
    01/01/2009 to 12/31/2009.........    $18.01       $28.64       356,343
    01/01/2010 to 12/31/2010.........    $28.64       $32.60       205,732
    01/01/2011 to 12/31/2011.........    $32.60       $24.79       123,967
    01/01/2012 to 12/31/2012.........    $24.79       $28.37       100,395
    01/01/2013 to 12/31/2013.........    $28.37       $27.81        71,234
    01/01/2014 to 12/31/2014.........    $27.81       $25.66        51,097
 PROFUND VP ASIA 30
    01/01/2005 to 12/31/2005.........    $15.54       $18.20        98,832
    01/01/2006 to 12/31/2006.........    $18.20       $24.84       227,691
    01/01/2007 to 12/31/2007.........    $24.84       $35.97       247,412
    01/01/2008 to 12/31/2008.........    $35.97       $17.33        77,238
    01/01/2009 to 12/31/2009.........    $17.33       $26.19       127,715
    01/01/2010 to 12/31/2010.........    $26.19       $29.24        92,346
    01/01/2011 to 12/31/2011.........    $29.24       $20.92        44,452
    01/01/2012 to 12/31/2012.........    $20.92       $23.67        58,039
    01/01/2013 to 12/31/2013.........    $23.67       $26.67        33,619
    01/01/2014 to 12/31/2014.........    $26.67       $25.73        10,797
 PROFUND VP BANKS
    01/01/2005 to 12/31/2005.........    $14.07       $13.77         7,375
    01/01/2006 to 12/31/2006.........    $13.77       $15.58        11,704
    01/01/2007 to 12/31/2007.........    $15.58       $11.10         8,235
    01/01/2008 to 12/31/2008.........    $11.10       $ 5.77       117,037
    01/01/2009 to 12/31/2009.........    $ 5.77       $ 5.42        35,987
    01/01/2010 to 12/31/2010.........    $ 5.42       $ 5.75        23,240
    01/01/2011 to 12/31/2011.........    $ 5.75       $ 4.13        18,162
    01/01/2012 to 12/31/2012.........    $ 4.13       $ 5.40        28,066
    01/01/2013 to 12/31/2013.........    $ 5.40       $ 7.06        12,913
    01/01/2014 to 12/31/2014.........    $ 7.06       $ 7.64         8,073
 PROFUND VP BASIC MATERIALS
    01/01/2005 to 12/31/2005.........    $14.40       $14.46        45,735
    01/01/2006 to 12/31/2006.........    $14.46       $16.36        43,606
    01/01/2007 to 12/31/2007.........    $16.36       $20.96        85,213
    01/01/2008 to 12/31/2008.........    $20.96       $ 9.98        63,959
    01/01/2009 to 12/31/2009.........    $ 9.98       $15.87       112,777
    01/01/2010 to 12/31/2010.........    $15.87       $20.18       160,387
    01/01/2011 to 12/31/2011.........    $20.18       $16.58        77,913
    01/01/2012 to 12/31/2012.........    $16.58       $17.63        68,968
    01/01/2013 to 12/31/2013.........    $17.63       $20.46        62,619
    01/01/2014 to 12/31/2014.........    $20.46       $20.39        27,975

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BEAR
    01/01/2005 to 12/31/2005.........    $ 6.58       $ 6.36       481,335
    01/01/2006 to 12/31/2006.........    $ 6.36       $ 5.77       113,831
    01/01/2007 to 12/31/2007.........    $ 5.77       $ 5.68       186,155
    01/01/2008 to 12/31/2008.........    $ 5.68       $ 7.80       301,175
    01/01/2009 to 12/31/2009.........    $ 7.80       $ 5.51       363,401
    01/01/2010 to 12/31/2010.........    $ 5.51       $ 4.44       153,769
    01/01/2011 to 12/31/2011.........    $ 4.44       $ 3.96       160,825
    01/01/2012 to 12/31/2012.........    $ 3.96       $ 3.24       220,586
    01/01/2013 to 12/31/2013.........    $ 3.24       $ 2.33       211,165
    01/01/2014 to 12/31/2014.........    $ 2.33       $ 1.96       141,944
 PROFUND VP BULL
    01/01/2005 to 12/31/2005.........    $12.79       $12.88       482,071
    01/01/2006 to 12/31/2006.........    $12.88       $14.35       338,211
    01/01/2007 to 12/31/2007.........    $14.35       $14.56       203,530
    01/01/2008 to 12/31/2008.........    $14.56       $ 8.89       363,733
    01/01/2009 to 12/31/2009.........    $ 8.89       $10.84       273,451
    01/01/2010 to 12/31/2010.........    $10.84       $11.96       323,429
    01/01/2011 to 12/31/2011.........    $11.96       $11.72        48,635
    01/01/2012 to 12/31/2012.........    $11.72       $13.08        42,092
    01/01/2013 to 12/31/2013.........    $13.08       $16.63        31,063
    01/01/2014 to 12/31/2014.........    $16.63       $18.17        21,468
 PROFUND VP CONSUMER GOODS PORTFOLIO
    01/01/2005 to 12/31/2005.........    $12.31       $12.02         9,786
    01/01/2006 to 12/31/2006.........    $12.02       $13.26        26,778
    01/01/2007 to 12/31/2007.........    $13.26       $13.98       131,891
    01/01/2008 to 12/31/2008.........    $13.98       $10.04        22,103
    01/01/2009 to 12/31/2009.........    $10.04       $11.97        17,709
    01/01/2010 to 12/31/2010.........    $11.97       $13.76        43,586
    01/01/2011 to 12/31/2011.........    $13.76       $14.42        41,356
    01/01/2012 to 12/31/2012.........    $14.42       $15.67        32,267
    01/01/2013 to 12/31/2013.........    $15.67       $19.73        24,901
    01/01/2014 to 12/31/2014.........    $19.73       $21.31        23,301
 PROFUND VP CONSUMER SERVICES
    01/01/2005 to 12/31/2005.........    $12.28       $11.47         8,192
    01/01/2006 to 12/31/2006.........    $11.47       $12.59        12,510
    01/01/2007 to 12/31/2007.........    $12.59       $11.32        10,149
    01/01/2008 to 12/31/2008.........    $11.32       $ 7.61         9,553
    01/01/2009 to 12/31/2009.........    $ 7.61       $ 9.76        14,506
    01/01/2010 to 12/31/2010.........    $ 9.76       $11.61       120,159
    01/01/2011 to 12/31/2011.........    $11.61       $12.00        85,233
    01/01/2012 to 12/31/2012.........    $12.00       $14.36        61,929
    01/01/2013 to 12/31/2013.........    $14.36       $19.69        47,944
    01/01/2014 to 12/31/2014.........    $19.69       $21.70        18,110

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP EUROPE 30
    01/01/2005 to 12/31/2005.........    $14.77       $15.65       374,171
    01/01/2006 to 12/31/2006.........    $15.65       $18.02       508,415
    01/01/2007 to 12/31/2007.........    $18.02       $20.23       151,796
    01/01/2008 to 12/31/2008.........    $20.23       $11.10        48,150
    01/01/2009 to 12/31/2009.........    $11.10       $14.39       230,637
    01/01/2010 to 12/31/2010.........    $14.39       $14.48       236,627
    01/01/2011 to 12/31/2011.........    $14.48       $12.93        12,682
    01/01/2012 to 12/31/2012.........    $12.93       $14.77        80,673
    01/01/2013 to 12/31/2013.........    $14.77       $17.60        59,074
    01/01/2014 to 12/31/2014.........    $17.60       $15.76        18,896
 PROFUND VP FINANCIALS
    01/01/2005 to 12/31/2005.........    $13.45       $13.71        36,201
    01/01/2006 to 12/31/2006.........    $13.71       $15.76        57,563
    01/01/2007 to 12/31/2007.........    $15.76       $12.49        47,802
    01/01/2008 to 12/31/2008.........    $12.49       $ 6.06        83,367
    01/01/2009 to 12/31/2009.........    $ 6.06       $ 6.82       139,451
    01/01/2010 to 12/31/2010.........    $ 6.82       $ 7.42       179,107
    01/01/2011 to 12/31/2011.........    $ 7.42       $ 6.27       156,822
    01/01/2012 to 12/31/2012.........    $ 6.27       $ 7.66        97,961
    01/01/2013 to 12/31/2013.........    $ 7.66       $ 9.91        89,595
    01/01/2014 to 12/31/2014.........    $ 9.91       $10.97        72,701
 PROFUND VP HEALTH CARE
    01/01/2005 to 12/31/2005.........    $11.07       $11.50        64,175
    01/01/2006 to 12/31/2006.........    $11.50       $11.87        65,217
    01/01/2007 to 12/31/2007.........    $11.87       $12.39       165,073
    01/01/2008 to 12/31/2008.........    $12.39       $ 9.20        69,403
    01/01/2009 to 12/31/2009.........    $ 9.20       $10.77       111,461
    01/01/2010 to 12/31/2010.........    $10.77       $10.86        91,929
    01/01/2011 to 12/31/2011.........    $10.86       $11.72        99,313
    01/01/2012 to 12/31/2012.........    $11.72       $13.48        79,172
    01/01/2013 to 12/31/2013.........    $13.48       $18.46        66,559
    01/01/2014 to 12/31/2014.........    $18.46       $22.38        51,085
 PROFUND VP INDUSTRIALS
    01/01/2005 to 12/31/2005.........    $14.24       $14.30         6,749
    01/01/2006 to 12/31/2006.........    $14.30       $15.65         2,765
    01/01/2007 to 12/31/2007.........    $15.65       $17.13        48,821
    01/01/2008 to 12/31/2008.........    $17.13       $ 9.99        70,451
    01/01/2009 to 12/31/2009.........    $ 9.99       $12.15       155,971
    01/01/2010 to 12/31/2010.........    $12.15       $14.73       125,562
    01/01/2011 to 12/31/2011.........    $14.73       $14.18        41,462
    01/01/2012 to 12/31/2012.........    $14.18       $16.09        19,837
    01/01/2013 to 12/31/2013.........    $16.09       $21.79        19,111
    01/01/2014 to 12/31/2014.........    $21.79       $22.55        14,244
 PROFUND VP JAPAN
    01/01/2005 to 12/31/2005.........    $13.38       $18.59       107,391
    01/01/2006 to 12/31/2006.........    $18.59       $20.19        63,570
    01/01/2007 to 12/31/2007.........    $20.19       $17.80        23,531
    01/01/2008 to 12/31/2008.........    $17.80       $10.32        23,071
    01/01/2009 to 12/31/2009.........    $10.32       $11.16        54,065
    01/01/2010 to 12/31/2010.........    $11.16       $10.22        67,234
    01/01/2011 to 12/31/2011.........    $10.22       $ 8.16         6,477
    01/01/2012 to 12/31/2012.........    $ 8.16       $ 9.83        24,094
    01/01/2013 to 12/31/2013.........    $ 9.83       $14.28        26,525
    01/01/2014 to 12/31/2014.........    $14.28       $14.45         8,371

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $10.37       $10.26        82,641
    01/01/2006 to 12/31/2006.........    $10.26       $10.96       451,172
    01/01/2007 to 12/31/2007.........    $10.96       $11.49       181,009
    01/01/2008 to 12/31/2008.........    $11.49       $ 7.26       151,967
    01/01/2009 to 12/31/2009.........    $ 7.26       $ 9.23       268,256
    01/01/2010 to 12/31/2010.........    $ 9.23       $10.24       208,930
    01/01/2011 to 12/31/2011.........    $10.24       $10.35       179,188
    01/01/2012 to 12/31/2012.........    $10.35       $11.43        83,338
    01/01/2013 to 12/31/2013.........    $11.43       $14.64        64,412
    01/01/2014 to 12/31/2014.........    $14.64       $16.20        71,155
 PROFUND VP LARGE-CAP VALUE
    01/01/2005 to 12/31/2005.........    $10.36       $10.46        48,990
    01/01/2006 to 12/31/2006.........    $10.46       $12.17       382,210
    01/01/2007 to 12/31/2007.........    $12.17       $11.94       126,309
    01/01/2008 to 12/31/2008.........    $11.94       $ 6.97       168,643
    01/01/2009 to 12/31/2009.........    $ 6.97       $ 8.16       117,790
    01/01/2010 to 12/31/2010.........    $ 8.16       $ 9.03        73,359
    01/01/2011 to 12/31/2011.........    $ 9.03       $ 8.73       103,431
    01/01/2012 to 12/31/2012.........    $ 8.73       $ 9.88       154,329
    01/01/2013 to 12/31/2013.........    $ 9.88       $12.57        83,115
    01/01/2014 to 12/31/2014.........    $12.57       $13.61        85,083
 PROFUND VP MID-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $13.39       $14.60       396,894
    01/01/2006 to 12/31/2006.........    $14.60       $14.88       271,685
    01/01/2007 to 12/31/2007.........    $14.88       $16.29        86,246
    01/01/2008 to 12/31/2008.........    $16.29       $ 9.77        71,315
    01/01/2009 to 12/31/2009.........    $ 9.77       $13.24       140,661
    01/01/2010 to 12/31/2010.........    $13.24       $16.67       179,903
    01/01/2011 to 12/31/2011.........    $16.67       $15.86       112,247
    01/01/2012 to 12/31/2012.........    $15.86       $17.93        67,404
    01/01/2013 to 12/31/2013.........    $17.93       $22.94        51,906
    01/01/2014 to 12/31/2014.........    $22.94       $23.80        50,231
 PROFUND VP MID-CAP VALUE
    01/01/2005 to 12/31/2005.........    $15.21       $16.23       101,181
    01/01/2006 to 12/31/2006.........    $16.23       $17.86        98,979
    01/01/2007 to 12/31/2007.........    $17.86       $17.67        72,375
    01/01/2008 to 12/31/2008.........    $17.67       $11.03        55,909
    01/01/2009 to 12/31/2009.........    $11.03       $14.15        40,269
    01/01/2010 to 12/31/2010.........    $14.15       $16.70        56,607
    01/01/2011 to 12/31/2011.........    $16.70       $15.72        57,508
    01/01/2012 to 12/31/2012.........    $15.72       $17.96        50,061
    01/01/2013 to 12/31/2013.........    $17.96       $23.26        30,380
    01/01/2014 to 12/31/2014.........    $23.26       $25.12        11,310

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.31       $14.05       151,639
    01/01/2006 to 12/31/2006.........    $14.05       $14.53        85,525
    01/01/2007 to 12/31/2007.........    $14.53       $16.74       200,264
    01/01/2008 to 12/31/2008.........    $16.74       $ 9.44        61,008
    01/01/2009 to 12/31/2009.........    $ 9.44       $14.06        62,232
    01/01/2010 to 12/31/2010.........    $14.06       $16.29        46,817
    01/01/2011 to 12/31/2011.........    $16.29       $16.20        80,834
    01/01/2012 to 12/31/2012.........    $16.20       $18.45        71,926
    01/01/2013 to 12/31/2013.........    $18.45       $24.28        55,633
    01/01/2014 to 12/31/2014.........    $24.28       $27.84        39,777
 PROFUND VP OIL & GAS
    01/01/2005 to 12/31/2005.........    $15.37       $19.77       137,221
    01/01/2006 to 12/31/2006.........    $19.77       $23.38       112,400
    01/01/2007 to 12/31/2007.........    $23.38       $30.35       124,434
    01/01/2008 to 12/31/2008.........    $30.35       $18.75        98,316
    01/01/2009 to 12/31/2009.........    $18.75       $21.22       166,584
    01/01/2010 to 12/31/2010.........    $21.22       $24.49       127,926
    01/01/2011 to 12/31/2011.........    $24.49       $24.54        81,185
    01/01/2012 to 12/31/2012.........    $24.54       $24.75        77,337
    01/01/2013 to 12/31/2013.........    $24.75       $30.09        36,739
    01/01/2014 to 12/31/2014.........    $30.09       $26.29        31,569
 PROFUND VP PHARMACEUTICALS
    01/01/2005 to 12/31/2005.........    $ 8.86       $ 8.35        14,623
    01/01/2006 to 12/31/2006.........    $ 8.35       $ 9.18       131,883
    01/01/2007 to 12/31/2007.........    $ 9.18       $ 9.21        43,535
    01/01/2008 to 12/31/2008.........    $ 9.21       $ 7.26        77,480
    01/01/2009 to 12/31/2009.........    $ 7.26       $ 8.32        76,573
    01/01/2010 to 12/31/2010.........    $ 8.32       $ 8.19        31,433
    01/01/2011 to 12/31/2011.........    $ 8.19       $ 9.32        76,191
    01/01/2012 to 12/31/2012.........    $ 9.32       $10.22        32,931
    01/01/2013 to 12/31/2013.........    $10.22       $13.18        20,057
    01/01/2014 to 12/31/2014.........    $13.18       $15.42        17,475
 PROFUND VP PRECIOUS METALS
    01/01/2005 to 12/31/2005.........    $13.61       $16.85       129,262
    01/01/2006 to 12/31/2006.........    $16.85       $17.73       260,007
    01/01/2007 to 12/31/2007.........    $17.73       $21.27       337,030
    01/01/2008 to 12/31/2008.........    $21.27       $14.43       213,223
    01/01/2009 to 12/31/2009.........    $14.43       $19.14       162,633
    01/01/2010 to 12/31/2010.........    $19.14       $24.94       128,642
    01/01/2011 to 12/31/2011.........    $24.94       $19.74        82,842
    01/01/2012 to 12/31/2012.........    $19.74       $16.53        58,494
    01/01/2013 to 12/31/2013.........    $16.53       $10.05        40,196
    01/01/2014 to 12/31/2014.........    $10.05       $ 7.50        44,206

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP REAL ESTATE
    01/01/2005 to 12/31/2005.........    $16.60       $17.36        41,820
    01/01/2006 to 12/31/2006.........    $17.36       $22.55       109,436
    01/01/2007 to 12/31/2007.........    $22.55       $17.76        46,436
    01/01/2008 to 12/31/2008.........    $17.76       $10.22        54,131
    01/01/2009 to 12/31/2009.........    $10.22       $12.81        62,044
    01/01/2010 to 12/31/2010.........    $12.81       $15.66        49,229
    01/01/2011 to 12/31/2011.........    $15.66       $16.07        27,887
    01/01/2012 to 12/31/2012.........    $16.07       $18.46        30,772
    01/01/2013 to 12/31/2013.........    $18.46       $18.10        19,225
    01/01/2014 to 12/31/2014.........    $18.10       $22.18        12,255
 PROFUND VP RISING RATES OPPORTUNITY
    01/01/2005 to 12/31/2005.........    $ 7.95       $ 7.18       354,906
    01/01/2006 to 12/31/2006.........    $ 7.18       $ 7.75       471,789
    01/01/2007 to 12/31/2007.........    $ 7.75       $ 7.20       160,197
    01/01/2008 to 12/31/2008.........    $ 7.20       $ 4.38       172,958
    01/01/2009 to 12/31/2009.........    $ 4.38       $ 5.67       286,601
    01/01/2010 to 12/31/2010.........    $ 5.67       $ 4.67       480,663
    01/01/2011 to 12/31/2011.........    $ 4.67       $ 2.86       263,803
    01/01/2012 to 12/31/2012.........    $ 2.86       $ 2.61       117,444
    01/01/2013 to 12/31/2013.........    $ 2.61       $ 2.97       261,652
    01/01/2014 to 12/31/2014.........    $ 2.97       $ 2.03        56,987
 PROFUND VP SHORT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $ 5.58       $ 5.52       144,312
    01/01/2006 to 12/31/2006.........    $ 5.52       $ 5.33       198,868
    01/01/2007 to 12/31/2007.........    $ 5.33       $ 4.62        64,998
    01/01/2008 to 12/31/2008.........    $ 4.62       $ 6.71        12,342
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 3.90        72,786
    01/01/2010 to 12/31/2010.........    $ 3.90       $ 3.01        28,594
    01/01/2011 to 12/31/2011.........    $ 3.01       $ 2.64        37,552
    01/01/2012 to 12/31/2012.........    $ 2.64       $ 2.10        11,448
    01/01/2013 to 12/31/2013.........    $ 2.10       $ 1.46        37,829
    01/01/2014 to 12/31/2014.........    $ 1.46       $ 1.15        28,466
 PROFUND VP SMALL-CAP GROWTH
    01/01/2005 to 12/31/2005.........    $15.31       $16.13       456,505
    01/01/2006 to 12/31/2006.........    $16.13       $17.18       462,614
    01/01/2007 to 12/31/2007.........    $17.18       $17.52        63,774
    01/01/2008 to 12/31/2008.........    $17.52       $11.32        84,050
    01/01/2009 to 12/31/2009.........    $11.32       $14.00       169,514
    01/01/2010 to 12/31/2010.........    $14.00       $17.25       184,353
    01/01/2011 to 12/31/2011.........    $17.25       $17.12        80,115
    01/01/2012 to 12/31/2012.........    $17.12       $18.87        49,079
    01/01/2013 to 12/31/2013.........    $18.87       $25.97        62,531
    01/01/2014 to 12/31/2014.........    $25.97       $26.01        29,019

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SMALL-CAP VALUE
    01/01/2005 to 12/31/2005.........    $15.76       $16.07        79,114
    01/01/2006 to 12/31/2006.........    $16.07       $18.49       107,760
    01/01/2007 to 12/31/2007.........    $18.49       $16.81        41,638
    01/01/2008 to 12/31/2008.........    $16.81       $11.42        69,617
    01/01/2009 to 12/31/2009.........    $11.42       $13.47        29,196
    01/01/2010 to 12/31/2010.........    $13.47       $16.12       119,962
    01/01/2011 to 12/31/2011.........    $16.12       $15.15        43,755
    01/01/2012 to 12/31/2012.........    $15.15       $17.25        54,224
    01/01/2013 to 12/31/2013.........    $17.25       $23.27        60,710
    01/01/2014 to 12/31/2014.........    $23.27       $24.13        14,902
 PROFUND VP TELECOMMUNICATIONS
    01/01/2005 to 12/31/2005.........    $11.40       $10.43        11,185
    01/01/2006 to 12/31/2006.........    $10.43       $13.73        76,146
    01/01/2007 to 12/31/2007.........    $13.73       $14.58        86,034
    01/01/2008 to 12/31/2008.........    $14.58       $ 9.37        44,731
    01/01/2009 to 12/31/2009.........    $ 9.37       $ 9.86       166,567
    01/01/2010 to 12/31/2010.........    $ 9.86       $11.18       109,202
    01/01/2011 to 12/31/2011.........    $11.18       $11.16        33,727
    01/01/2012 to 12/31/2012.........    $11.16       $12.74        41,788
    01/01/2013 to 12/31/2013.........    $12.74       $13.99        15,809
    01/01/2014 to 12/31/2014.........    $13.99       $13.79        15,473
 PROFUND VP U.S. GOVERNMENT PLUS
    01/01/2005 to 12/31/2005.........    $10.32       $11.03       250,768
    01/01/2006 to 12/31/2006.........    $11.03       $10.31        50,931
    01/01/2007 to 12/31/2007.........    $10.31       $11.13       348,555
    01/01/2008 to 12/31/2008.........    $11.13       $16.33       243,233
    01/01/2009 to 12/31/2009.........    $16.33       $10.78       108,507
    01/01/2010 to 12/31/2010.........    $10.78       $11.64       104,863
    01/01/2011 to 12/31/2011.........    $11.64       $16.37       108,287
    01/01/2012 to 12/31/2012.........    $16.37       $16.20        54,420
    01/01/2013 to 12/31/2013.........    $16.20       $12.84        27,833
    01/01/2014 to 12/31/2014.........    $12.84       $17.16        36,723
 PROFUND VP ULTRAMID-CAP
    01/01/2005 to 12/31/2005.........    $20.57       $23.77       132,000
    01/01/2006 to 12/31/2006.........    $23.77       $25.78       158,772
    01/01/2007 to 12/31/2007.........    $25.78       $26.76       114,155
    01/01/2008 to 12/31/2008.........    $26.76       $ 8.53        74,677
    01/01/2009 to 12/31/2009.........    $ 8.53       $13.86        98,445
    01/01/2010 to 12/31/2010.........    $13.86       $20.33        99,260
    01/01/2011 to 12/31/2011.........    $20.33       $17.20        42,234
    01/01/2012 to 12/31/2012.........    $17.20       $22.34        36,031
    01/01/2013 to 12/31/2013.........    $22.34       $37.35        25,111
    01/01/2014 to 12/31/2014.........    $37.35       $42.21         8,117

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP UTILITIES
    01/01/2005 to 12/31/2005.........    $14.97       $16.59        65,916
    01/01/2006 to 12/31/2006.........    $16.59       $19.38       160,549
    01/01/2007 to 12/31/2007.........    $19.38       $22.00       259,803
    01/01/2008 to 12/31/2008.........    $22.00       $14.94        72,065
    01/01/2009 to 12/31/2009.........    $14.94       $16.21        57,422
    01/01/2010 to 12/31/2010.........    $16.21       $16.83        77,564
    01/01/2011 to 12/31/2011.........    $16.83       $19.39        89,119
    01/01/2012 to 12/31/2012.........    $19.39       $19.02        48,435
    01/01/2013 to 12/31/2013.........    $19.02       $21.12        47,642
    01/01/2014 to 12/31/2014.........    $21.12       $26.06        36,575
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.53       $12.01        84,098
    01/01/2006 to 12/31/2006.........    $12.01       $14.24       116,491
    01/01/2007 to 12/31/2007.........    $14.24       $16.69       188,920
    01/01/2008 to 12/31/2008.........    $16.69       $ 8.13        25,080
    01/01/2009 to 12/31/2009.........    $ 8.13       $10.92        55,453
    01/01/2010 to 12/31/2010.........    $10.92       $12.20        36,522
    01/01/2011 to 12/31/2011.........    $12.20       $10.18        19,339
    01/01/2012 to 12/31/2012.........    $10.18       $12.21        14,587
    01/01/2013 to 12/31/2013.........    $12.21       $14.22         7,820
    01/01/2014 to 12/31/2014.........    $14.22       $13.14         3,588
 RYDEX VT INVERSE S&P 500 STRATEGY
    01/01/2005 to 12/31/2005.........    $ 6.67       $ 6.49             0
    01/01/2006 to 12/31/2006.........    $ 6.49       $ 5.88             0
    01/01/2007 to 12/31/2007.........    $ 5.88       $ 5.81             0
    01/01/2008 to 12/31/2008.........    $ 5.81       $ 7.93             0
    01/01/2009 to 12/31/2009.........    $ 7.93       $ 5.63             0
    01/01/2010 to 12/31/2010.........    $ 5.63       $ 4.58             0
    01/01/2011 to 12/31/2011.........    $ 4.58       $ 4.09             0
    01/01/2012 to 12/31/2012.........    $ 4.09       $ 3.32             0
    01/01/2013 to 12/31/2013.........    $ 3.32       $ 2.39             0
    01/01/2014 to 12/31/2014.........    $ 2.39       $ 2.01             0
 RYDEX VT NASDAQ-100
    01/01/2005 to 12/31/2005.........    $14.29       $14.16             0
    01/01/2006 to 12/31/2006.........    $14.16       $14.68             0
    01/01/2007 to 12/31/2007.........    $14.68       $16.94             0
    01/01/2008 to 12/31/2008.........    $16.94       $ 9.65             0
    01/01/2009 to 12/31/2009.........    $ 9.65       $14.37             0
    01/01/2010 to 12/31/2010.........    $14.37       $16.68             0
    01/01/2011 to 12/31/2011.........    $16.68       $16.70             0
    01/01/2012 to 12/31/2012.........    $16.70       $19.12             0
    01/01/2013 to 12/31/2013.........    $19.12       $25.22             0
    01/01/2014 to 12/31/2014.........    $25.22       $29.03             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 RYDEX VT NOVA
    01/01/2005 to 12/31/2005.........    $14.69       $14.97              0
    01/01/2006 to 12/31/2006.........    $14.97       $17.50              0
    01/01/2007 to 12/31/2007.........    $17.50       $17.34              0
    01/01/2008 to 12/31/2008.........    $17.34       $ 7.73              0
    01/01/2009 to 12/31/2009.........    $ 7.73       $10.27              0
    01/01/2010 to 12/31/2010.........    $10.27       $12.08              0
    01/01/2011 to 12/31/2011.........    $12.08       $11.70              0
    01/01/2012 to 12/31/2012.........    $11.70       $14.01              0
    01/01/2013 to 12/31/2013.........    $14.01       $20.46              0
    01/01/2014 to 12/31/2014.........    $20.46       $23.78              0
 S&P TARGET 24 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.72       $10.94        100,937
    01/01/2006 to 12/31/2006.........    $10.94       $11.04         93,918
    01/01/2007 to 12/31/2007.........    $11.04       $11.27         68,322
    01/01/2008 to 12/31/2008.........    $11.27       $ 7.96        177,004
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 8.87         76,282
    01/01/2010 to 12/31/2010.........    $ 8.87       $10.37         88,592
    01/01/2011 to 12/31/2011.........    $10.37       $11.04         53,790
    01/01/2012 to 12/31/2012.........    $11.04       $11.84         44,358
    01/01/2013 to 12/31/2013.........    $11.84       $16.49         19,904
    01/01/2014 to 04/25/2014.........    $16.49       $16.25              0
 TARGET MANAGED VIP PORTFOLIO
    01/01/2005 to 12/31/2005.........    $11.30       $11.87      2,270,636
    01/01/2006 to 12/31/2006.........    $11.87       $12.98      1,547,684
    01/01/2007 to 12/31/2007.........    $12.98       $13.92        908,064
    01/01/2008 to 12/31/2008.........    $13.92       $ 7.53        576,002
    01/01/2009 to 12/31/2009.........    $ 7.53       $ 8.34        419,819
    01/01/2010 to 12/31/2010.........    $ 8.34       $ 9.73        318,435
    01/01/2011 to 12/31/2011.........    $ 9.73       $ 9.38        228,835
    01/01/2012 to 12/31/2012.........    $ 9.38       $10.38        133,813
    01/01/2013 to 12/31/2013.........    $10.38       $13.82        100,929
    01/01/2014 to 04/25/2014.........    $13.82       $13.72              0
 THE DOW DART 10 PORTFOLIO
    01/01/2005 to 12/31/2005.........    $10.46       $ 9.92        133,119
    01/01/2006 to 12/31/2006.........    $ 9.92       $12.20        182,794
    01/01/2007 to 12/31/2007.........    $12.20       $12.04        183,748
    01/01/2008 to 12/31/2008.........    $12.04       $ 8.43        151,198
    01/01/2009 to 12/31/2009.........    $ 8.43       $ 9.42         70,732
    01/01/2010 to 12/31/2010.........    $ 9.42       $10.78         83,495
    01/01/2011 to 12/31/2011.........    $10.78       $11.38        106,373
    01/01/2012 to 12/31/2012.........    $11.38       $12.35         61,543
    01/01/2013 to 12/31/2013.........    $12.35       $15.83         38,842
    01/01/2014 to 04/25/2014.........    $15.83       $15.57              0
 THE DOW TARGET DIVIDEND PORTFOLIO
    05/02/2005* to 12/31/2005........    $10.00       $ 9.74      1,008,759
    01/01/2006 to 12/31/2006.........    $ 9.74       $11.27        602,702
    01/01/2007 to 12/31/2007.........    $11.27       $11.17        380,133
    01/01/2008 to 12/31/2008.........    $11.17       $ 6.51        179,985
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 7.28        225,265
    01/01/2010 to 12/31/2010.........    $ 7.28       $ 8.31        158,708
    01/01/2011 to 12/31/2011.........    $ 8.31       $ 8.63        176,453
    01/01/2012 to 12/31/2012.........    $ 8.63       $ 8.93         89,633
    01/01/2013 to 12/31/2013.........    $ 8.93       $11.22         53,596
    01/01/2014 to 04/25/2014.........    $11.22       $11.59              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008* to 12/31/2008........    $ 9.90       $ 4.54             0
    01/01/2009 to 12/31/2009.........    $ 4.54       $ 4.77             0
    01/01/2010 to 12/31/2010.........    $ 4.77       $ 6.09             0
    01/01/2011 to 12/31/2011.........    $ 6.09       $ 4.50             0
    01/01/2012 to 12/31/2012.........    $ 4.50       $ 5.35             0
    01/01/2013 to 12/31/2013.........    $ 5.35       $ 6.89             0
    01/01/2014 to 04/25/2014.........    $ 6.89       $ 7.34             0
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
    01/01/2005 to 12/31/2005.........    $13.37       $13.51           930
    01/01/2006 to 12/31/2006.........    $13.51       $16.17           929
    01/01/2007 to 12/31/2007.........    $16.17       $15.66           928
    01/01/2008 to 12/31/2008.........    $15.66       $ 9.97           927
    01/01/2009 to 12/31/2009.........    $ 9.97       $12.60           926
    01/01/2010 to 07/16/2010.........    $12.60       $12.06             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    01/01/2005 to 12/31/2005.........    $13.33       $13.77        39,457
    01/01/2006 to 12/31/2006.........    $13.77       $16.00        77,725
    01/01/2007 to 12/31/2007.........    $16.00       $16.11        40,360
    01/01/2008 to 12/31/2008.........    $16.11       $10.03        40,019
    01/01/2009 to 12/31/2009.........    $10.03       $11.49        43,668
    01/01/2010 to 07/16/2010.........    $11.49       $11.02             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.68       $14.09       111,815
    01/01/2011 to 12/31/2011.........    $14.09       $12.05        75,328
    01/01/2012 to 12/31/2012.........    $12.05       $13.42        70,838
    01/01/2013 to 12/31/2013.........    $13.42       $15.77        51,146
    01/01/2014 to 12/31/2014.........    $15.77       $14.64        40,672
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $11.02       $12.82        40,384
    01/01/2011 to 12/31/2011.........    $12.82       $12.29        30,774
    01/01/2012 to 12/31/2012.........    $12.29       $14.39        30,875
    01/01/2013 to 12/31/2013.........    $14.39       $18.37        27,649
    01/01/2014 to 12/31/2014.........    $18.37       $19.86        24,338

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $15.09       $19.00        20,242
    01/01/2011 to 12/31/2011.........    $19.00       $17.62        29,311
    01/01/2012 to 12/31/2012.........    $17.62       $20.85        26,757
    01/01/2013 to 12/31/2013.........    $20.85       $28.66        31,903
    01/01/2014 to 12/31/2014.........    $28.66       $29.23        16,822
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.23        60,263
    01/01/2011 to 12/31/2011.........    $12.23       $11.46        35,186
    01/01/2012 to 12/31/2012.........    $11.46       $12.15        21,797
    01/01/2013 to 12/31/2013.........    $12.15       $17.92        22,330
    01/01/2014 to 12/31/2014.........    $17.92       $17.27        15,359

* Denotes the start date of these sub-accounts

                             ADVISORS CHOICE 2000

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 ACCESS VP HIGH YIELD FUND
    03/19/2007* to 12/31/2007........    $11.70       $11.98        18,903
    01/01/2008 to 12/31/2008.........    $11.98       $11.31         2,910
    01/01/2009 to 12/31/2009.........    $11.31       $13.10         3,789
    01/01/2010 to 12/31/2010.........    $13.10       $15.09         5,807
    01/01/2011 to 12/31/2011.........    $15.09       $15.35        35,322
    01/01/2012 to 12/31/2012.........    $15.35       $17.34        19,933
    01/01/2013 to 12/31/2013.........    $17.34       $18.88        26,410
    01/01/2014 to 12/31/2014.........    $18.88       $19.13         6,594
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $11.08       $11.99       411,706
    01/01/2008 to 12/31/2008.........    $11.99       $ 8.09       371,911
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.96       250,364
    01/01/2010 to 12/31/2010.........    $ 9.96       $11.04       243,717
    01/01/2011 to 12/31/2011.........    $11.04       $10.64       237,622
    01/01/2012 to 12/31/2012.........    $10.64       $11.86       240,813
    01/01/2013 to 12/31/2013.........    $11.86       $12.91       234,834
    01/01/2014 to 12/31/2014.........    $12.91       $13.27       327,654
 AST ADVANCED STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........    $10.80       $11.62       226,629
    01/01/2008 to 12/31/2008.........    $11.62       $ 8.07       252,802
    01/01/2009 to 12/31/2009.........    $ 8.07       $10.09       239,014
    01/01/2010 to 12/31/2010.........    $10.09       $11.35       184,259
    01/01/2011 to 12/31/2011.........    $11.35       $11.25       191,948
    01/01/2012 to 12/31/2012.........    $11.25       $12.66       256,281
    01/01/2013 to 12/31/2013.........    $12.66       $14.61       239,800
    01/01/2014 to 12/31/2014.........    $14.61       $15.35       259,478

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $17.44       $17.54       228,111
    01/01/2008 to 12/31/2008.........    $17.54       $11.33       154,997
    01/01/2009 to 12/31/2009.........    $11.33       $13.21       198,496
    01/01/2010 to 12/31/2010.........    $13.21       $14.89       169,315
    01/01/2011 to 12/31/2011.........    $14.89       $15.27       162,593
    01/01/2012 to 05/04/2012.........    $15.27       $16.63             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $11.00       $11.86       133,094
    01/01/2008 to 12/31/2008.........    $11.86       $ 8.37       237,851
    01/01/2009 to 12/31/2009.........    $ 8.37       $10.22       257,542
    01/01/2010 to 12/31/2010.........    $10.22       $11.36       323,653
    01/01/2011 to 12/31/2011.........    $11.36       $11.11       402,312
    01/01/2012 to 12/31/2012.........    $11.11       $12.37       420,485
    01/01/2013 to 12/31/2013.........    $12.37       $14.41       443,366
    01/01/2014 to 12/31/2014.........    $14.41       $15.19       671,511
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.21           608
    01/01/2012 to 12/31/2012.........    $ 9.21       $10.20           601
    01/01/2013 to 12/31/2013.........    $10.20       $11.19         5,235
    01/01/2014 to 12/31/2014.........    $11.19       $11.62        13,261
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.55             0
    01/01/2014 to 12/31/2014.........    $10.55       $10.82           695
 AST BOND PORTFOLIO 2015
    01/28/2008* to 12/31/2008........    $10.00       $11.38       161,639
    01/01/2009 to 12/31/2009.........    $11.38       $11.23       140,596
    01/01/2010 to 12/31/2010.........    $11.23       $12.16        82,764
    01/01/2011 to 12/31/2011.........    $12.16       $12.81        90,616
    01/01/2012 to 12/31/2012.........    $12.81       $13.06        53,184
    01/01/2013 to 12/31/2013.........    $13.06       $12.89        60,588
    01/01/2014 to 12/31/2014.........    $12.89       $12.74        63,451
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.45           981
    01/01/2010 to 12/31/2010.........    $ 9.45       $10.35         1,607
    01/01/2011 to 12/31/2011.........    $10.35       $11.23         5,489
    01/01/2012 to 12/31/2012.........    $11.23       $11.58         5,649
    01/01/2013 to 12/31/2013.........    $11.58       $11.39         1,513
    01/01/2014 to 12/31/2014.........    $11.39       $11.33             0
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.85             0
    01/01/2011 to 12/31/2011.........    $10.85       $11.97         1,453
    01/01/2012 to 12/31/2012.........    $11.97       $12.45         2,044
    01/01/2013 to 12/31/2013.........    $12.45       $12.08             3
    01/01/2014 to 12/31/2014.........    $12.08       $12.13             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    01/28/2008* to 12/31/2008........    $10.00       $12.13        11,683
    01/01/2009 to 12/31/2009.........    $12.13       $11.28         9,475
    01/01/2010 to 12/31/2010.........    $11.28       $12.41             0
    01/01/2011 to 12/31/2011.........    $12.41       $13.96         2,627
    01/01/2012 to 12/31/2012.........    $13.96       $14.61         4,673
    01/01/2013 to 12/31/2013.........    $14.61       $14.01        23,692
    01/01/2014 to 12/31/2014.........    $14.01       $14.24        12,082
 AST BOND PORTFOLIO 2019
    01/28/2008* to 12/31/2008........    $10.00       $12.20         9,569
    01/01/2009 to 12/31/2009.........    $12.20       $11.14             0
    01/01/2010 to 12/31/2010.........    $11.14       $12.29         4,945
    01/01/2011 to 12/31/2011.........    $12.29       $14.11             0
    01/01/2012 to 12/31/2012.........    $14.11       $14.78        12,165
    01/01/2013 to 12/31/2013.........    $14.78       $13.93        22,233
    01/01/2014 to 12/31/2014.........    $13.93       $14.38        20,528
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.86             0
    01/01/2010 to 12/31/2010.........    $ 8.86       $ 9.81         1,268
    01/01/2011 to 12/31/2011.........    $ 9.81       $11.53             0
    01/01/2012 to 12/31/2012.........    $11.53       $12.13           768
    01/01/2013 to 12/31/2013.........    $12.13       $11.23       169,824
    01/01/2014 to 12/31/2014.........    $11.23       $11.80       176,463
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.10         2,981
    01/01/2011 to 12/31/2011.........    $11.10       $13.22         6,222
    01/01/2012 to 12/31/2012.........    $13.22       $13.97             0
    01/01/2013 to 12/31/2013.........    $13.97       $12.87             0
    01/01/2014 to 12/31/2014.........    $12.87       $13.72         5,617
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.12         3,562
    01/01/2012 to 12/31/2012.........    $12.12       $12.70        19,197
    01/01/2013 to 12/31/2013.........    $12.70       $11.35         1,129
    01/01/2014 to 12/31/2014.........    $11.35       $12.40        15,823
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........    $10.00       $10.48        10,462
    01/01/2013 to 12/31/2013.........    $10.48       $ 9.32       119,441
    01/01/2014 to 12/31/2014.........    $ 9.32       $10.39        49,103
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........    $10.00       $ 8.82        84,645
    01/01/2014 to 12/31/2014.........    $ 8.82       $10.01        89,238
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........    $10.00       $11.39        50,736

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.15       $10.31             0
    01/01/2010 to 12/31/2010.........    $10.31       $11.61             0
    01/01/2011 to 12/31/2011.........    $11.61       $10.82         3,569
    01/01/2012 to 12/31/2012.........    $10.82       $12.13         6,843
    01/01/2013 to 12/31/2013.........    $12.13       $15.78         8,157
    01/01/2014 to 12/31/2014.........    $15.78       $17.22        10,469
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $11.22       $12.24       420,583
    01/01/2008 to 12/31/2008.........    $12.24       $ 7.88       495,503
    01/01/2009 to 12/31/2009.........    $ 7.88       $ 9.78       462,021
    01/01/2010 to 12/31/2010.........    $ 9.78       $10.98       364,312
    01/01/2011 to 12/31/2011.........    $10.98       $10.61       310,209
    01/01/2012 to 12/31/2012.........    $10.61       $11.94       351,268
    01/01/2013 to 12/31/2013.........    $11.94       $14.50       365,259
    01/01/2014 to 12/31/2014.........    $14.50       $15.36       564,051
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........    $10.00       $11.73             0
    01/01/2014 to 12/31/2014.........    $11.73       $13.19         4,206
 AST COHEN & STEERS REALTY PORTFOLIO
    03/19/2007* to 12/31/2007........    $31.90       $24.67       155,081
    01/01/2008 to 12/31/2008.........    $24.67       $15.86       111,995
    01/01/2009 to 12/31/2009.........    $15.86       $20.71        96,981
    01/01/2010 to 12/31/2010.........    $20.71       $26.39        88,762
    01/01/2011 to 12/31/2011.........    $26.39       $27.85        75,280
    01/01/2012 to 12/31/2012.........    $27.85       $31.80        92,654
    01/01/2013 to 12/31/2013.........    $31.80       $32.47        76,651
    01/01/2014 to 12/31/2014.........    $32.47       $42.08        61,673
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.51       $12.80        75,539
    01/01/2008 to 07/18/2008.........    $12.80       $11.77             0
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $ 9.73             0
    01/01/2014 to 12/31/2014.........    $ 9.73       $10.13         6,010
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/19/2007* to 12/31/2007........    $10.69       $11.43       343,893
    01/01/2008 to 12/31/2008.........    $11.43       $ 7.41       176,530
    01/01/2009 to 12/31/2009.........    $ 7.41       $ 9.09       152,714
    01/01/2010 to 12/31/2010.........    $ 9.09       $10.29       126,118
    01/01/2011 to 12/31/2011.........    $10.29       $10.03       140,161
    01/01/2012 to 12/31/2012.........    $10.03       $10.99       144,585
    01/01/2013 to 12/31/2013.........    $10.99       $12.49       139,523
    01/01/2014 to 12/31/2014.........    $12.49       $12.75       179,552

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.01             0
    01/01/2008 to 12/31/2008.........    $10.01       $ 7.21            70
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.66             0
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 9.71         3,036
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.38        15,195
    01/01/2012 to 12/31/2012.........    $ 9.38       $10.55        30,124
    01/01/2013 to 12/31/2013.........    $10.55       $12.45        41,727
    01/01/2014 to 12/31/2014.........    $12.45       $13.03        73,791
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.50             0
    01/01/2009 to 11/13/2009.........    $ 7.50       $ 8.43             0
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.80        64,500
    01/01/2013 to 12/31/2013.........    $10.80       $13.30        73,749
    01/01/2014 to 12/31/2014.........    $13.30       $13.59        65,032
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........    $10.00       $10.87         5,822
    01/01/2014 to 12/31/2014.........    $10.87       $11.03        19,006
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.13           192
    01/01/2009 to 12/31/2009.........    $ 6.13       $ 8.20         3,269
    01/01/2010 to 12/31/2010.........    $ 8.20       $ 9.76         8,104
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.18        10,323
    01/01/2012 to 12/31/2012.........    $ 9.18       $11.52        14,435
    01/01/2013 to 12/31/2013.........    $11.52       $11.90        14,755
    01/01/2014 to 12/31/2014.........    $11.90       $13.42        25,783
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $23.34       $26.68       406,767
    01/01/2008 to 12/31/2008.........    $26.68       $15.77       306,283
    01/01/2009 to 12/31/2009.........    $15.77       $23.33       257,290
    01/01/2010 to 12/31/2010.........    $23.33       $25.47       222,209
    01/01/2011 to 12/31/2011.........    $25.47       $24.22       190,087
    01/01/2012 to 12/31/2012.........    $24.22       $28.72       164,258
    01/01/2013 to 12/31/2013.........    $28.72       $36.89       145,284
    01/01/2014 to 02/07/2014.........    $36.89       $36.31             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $28.49       $29.91       507,472
    01/01/2008 to 12/31/2008.........    $29.91       $17.56       379,447
    01/01/2009 to 12/31/2009.........    $17.56       $20.72       266,028
    01/01/2010 to 12/31/2010.........    $20.72       $23.16       214,419
    01/01/2011 to 12/31/2011.........    $23.16       $21.66       193,150
    01/01/2012 to 12/31/2012.........    $21.66       $25.66       182,309
    01/01/2013 to 12/31/2013.........    $25.66       $33.93       177,804
    01/01/2014 to 12/31/2014.........    $33.93       $38.00       225,380
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $ 4.77       $ 5.43       362,040
    01/01/2008 to 12/31/2008.........    $ 5.43       $ 3.18       295,139
    01/01/2009 to 12/31/2009.........    $ 3.18       $ 4.95       301,894
    01/01/2010 to 12/31/2010.........    $ 4.95       $ 5.87       288,663
    01/01/2011 to 12/31/2011.........    $ 5.87       $ 5.64       242,754
    01/01/2012 to 12/31/2012.........    $ 5.64       $ 6.68       295,653
    01/01/2013 to 12/31/2013.........    $ 6.68       $ 8.74       280,627
    01/01/2014 to 12/31/2014.........    $ 8.74       $ 9.65       303,027
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.18             0
    01/01/2008 to 12/31/2008.........    $10.18       $ 7.64        29,480
    01/01/2009 to 12/31/2009.........    $ 7.64       $ 9.33        30,718
    01/01/2010 to 12/31/2010.........    $ 9.33       $10.31        47,765
    01/01/2011 to 12/31/2011.........    $10.31       $10.15        47,893
    01/01/2012 to 12/31/2012.........    $10.15       $11.07        53,335
    01/01/2013 to 12/31/2013.........    $11.07       $12.03        54,982
    01/01/2014 to 12/31/2014.........    $12.03       $12.40        91,758
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $14.65       $14.77       205,376
    01/01/2008 to 12/31/2008.........    $14.77       $ 9.17       175,827
    01/01/2009 to 12/31/2009.........    $ 9.17       $10.73       110,665
    01/01/2010 to 12/31/2010.........    $10.73       $11.95        84,321
    01/01/2011 to 12/31/2011.........    $11.95       $11.77        70,324
    01/01/2012 to 12/31/2012.........    $11.77       $13.21        70,906
    01/01/2013 to 12/31/2013.........    $13.21       $17.61        70,433
    01/01/2014 to 12/31/2014.........    $17.61       $17.71        71,306
 AST HIGH YIELD PORTFOLIO
    03/19/2007* to 12/31/2007........    $18.35       $18.28       274,834
    01/01/2008 to 12/31/2008.........    $18.28       $13.48       191,706
    01/01/2009 to 12/31/2009.........    $13.48       $18.09       206,875
    01/01/2010 to 12/31/2010.........    $18.09       $20.32       182,892
    01/01/2011 to 12/31/2011.........    $20.32       $20.76       158,058
    01/01/2012 to 12/31/2012.........    $20.76       $23.40       149,195
    01/01/2013 to 12/31/2013.........    $23.40       $24.83       127,818
    01/01/2014 to 12/31/2014.........    $24.83       $25.21       119,011

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $22.26       $26.40       715,857
    01/01/2008 to 12/31/2008.........    $26.40       $13.01       552,699
    01/01/2009 to 12/31/2009.........    $13.01       $17.42       377,357
    01/01/2010 to 12/31/2010.........    $17.42       $19.75       307,090
    01/01/2011 to 12/31/2011.........    $19.75       $17.03       256,898
    01/01/2012 to 12/31/2012.........    $17.03       $20.29       244,689
    01/01/2013 to 12/31/2013.........    $20.29       $23.91       227,893
    01/01/2014 to 12/31/2014.........    $23.91       $22.37       244,156
 AST INTERNATIONAL VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $20.79       $23.92       246,638
    01/01/2008 to 12/31/2008.........    $23.92       $13.26       126,470
    01/01/2009 to 12/31/2009.........    $13.26       $17.13       165,528
    01/01/2010 to 12/31/2010.........    $17.13       $18.84       155,007
    01/01/2011 to 12/31/2011.........    $18.84       $16.31       132,978
    01/01/2012 to 12/31/2012.........    $16.31       $18.84        69,926
    01/01/2013 to 12/31/2013.........    $18.84       $22.29        59,140
    01/01/2014 to 12/31/2014.........    $22.29       $20.59        60,486
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.20             0
    01/01/2008 to 12/31/2008.........    $10.20       $ 7.00        10,506
    01/01/2009 to 12/31/2009.........    $ 7.00       $ 8.77        51,936
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.89        69,518
    01/01/2011 to 12/31/2011.........    $ 9.89       $ 9.73        61,897
    01/01/2012 to 12/31/2012.........    $ 9.73       $10.94        23,928
    01/01/2013 to 12/31/2013.........    $10.94       $12.60        42,546
    01/01/2014 to 12/31/2014.........    $12.60       $13.26        51,500
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........    $24.10       $26.09       233,797
    01/01/2008 to 12/31/2008.........    $26.09       $15.14       128,075
    01/01/2009 to 12/31/2009.........    $15.14       $20.37       111,338
    01/01/2010 to 12/31/2010.........    $20.37       $21.61        99,329
    01/01/2011 to 12/31/2011.........    $21.61       $19.43        88,820
    01/01/2012 to 12/31/2012.........    $19.43       $23.46       106,686
    01/01/2013 to 12/31/2013.........    $23.46       $26.79        85,086
    01/01/2014 to 12/31/2014.........    $26.79       $24.83        91,810
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/19/2007* to 12/31/2007........    $20.72       $20.91        89,434
    01/01/2008 to 12/31/2008.........    $20.91       $17.06       109,736
    01/01/2009 to 12/31/2009.........    $17.06       $20.61        89,471
    01/01/2010 to 12/31/2010.........    $20.61       $21.89        83,097
    01/01/2011 to 12/31/2011.........    $21.89       $21.72        94,146
    01/01/2012 to 12/31/2012.........    $21.72       $23.81       101,774
    01/01/2013 to 12/31/2013.........    $23.81       $26.18       113,447
    01/01/2014 to 12/31/2014.........    $26.18       $27.33       111,693

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........    $10.08       $10.30             0
    01/01/2010 to 12/31/2010.........    $10.30       $11.35         9,275
    01/01/2011 to 12/31/2011.........    $11.35       $11.31         7,961
    01/01/2012 to 12/31/2012.........    $11.31       $12.90        14,252
    01/01/2013 to 12/31/2013.........    $12.90       $17.43        17,064
    01/01/2014 to 12/31/2014.........    $17.43       $18.90        20,130
 AST LARGE-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $26.11       $25.41       451,318
    01/01/2008 to 12/31/2008.........    $25.41       $14.72       267,385
    01/01/2009 to 12/31/2009.........    $14.72       $17.40       205,587
    01/01/2010 to 12/31/2010.........    $17.40       $19.50       184,694
    01/01/2011 to 12/31/2011.........    $19.50       $18.50       150,135
    01/01/2012 to 12/31/2012.........    $18.50       $21.40       129,302
    01/01/2013 to 12/31/2013.........    $21.40       $29.63       125,403
    01/01/2014 to 12/31/2014.........    $29.63       $33.37       125,702
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $19.69       $22.29       971,315
    01/01/2008 to 12/31/2008.........    $22.29       $12.43       710,826
    01/01/2009 to 12/31/2009.........    $12.43       $15.97       454,565
    01/01/2010 to 12/31/2010.........    $15.97       $18.93       364,357
    01/01/2011 to 12/31/2011.........    $18.93       $18.57       314,477
    01/01/2012 to 12/31/2012.........    $18.57       $20.64       298,859
    01/01/2013 to 12/31/2013.........    $20.64       $27.92       283,764
    01/01/2014 to 12/31/2014.........    $27.92       $30.57       483,667
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/19/2007* to 12/31/2007........    $14.26       $14.68       220,080
    01/01/2008 to 12/31/2008.........    $14.68       $11.16       140,679
    01/01/2009 to 12/31/2009.........    $11.16       $14.87       152,690
    01/01/2010 to 12/31/2010.........    $14.87       $16.69       119,402
    01/01/2011 to 12/31/2011.........    $16.69       $18.20        95,056
    01/01/2012 to 12/31/2012.........    $18.20       $19.09       125,238
    01/01/2013 to 12/31/2013.........    $19.09       $18.52       176,423
    01/01/2014 to 12/31/2014.........    $18.52       $19.51       186,315
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.16       $16.41       233,832
    01/01/2008 to 12/31/2008.........    $16.41       $10.73       185,745
    01/01/2009 to 12/31/2009.........    $10.73       $13.96       141,465
    01/01/2010 to 12/31/2010.........    $13.96       $15.49       128,001
    01/01/2011 to 12/31/2011.........    $15.49       $14.86       129,617
    01/01/2012 to 12/31/2012.........    $14.86       $18.10       130,547
    01/01/2013 to 12/31/2013.........    $18.10       $22.87       118,400
    01/01/2014 to 12/31/2014.........    $22.87       $23.46       130,400
 AST MFS GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $ 8.71       $ 9.99       385,830
    01/01/2008 to 12/31/2008.........    $ 9.99       $ 6.30       283,991
    01/01/2009 to 12/31/2009.........    $ 6.30       $ 7.75       357,512
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.65       303,538
    01/01/2011 to 12/31/2011.........    $ 8.65       $ 8.52       270,926
    01/01/2012 to 12/31/2012.........    $ 8.52       $ 9.87       195,704
    01/01/2013 to 12/31/2013.........    $ 9.87       $13.36       147,093
    01/01/2014 to 12/31/2014.........    $13.36       $14.38       157,123

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........    $10.00       $10.22              0
    01/01/2013 to 12/31/2013.........    $10.22       $13.61              0
    01/01/2014 to 12/31/2014.........    $13.61       $14.85            640
 AST MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $14.11       $14.12        123,018
    01/01/2008 to 12/31/2008.........    $14.12       $ 8.65         81,270
    01/01/2009 to 12/31/2009.........    $ 8.65       $11.89         67,540
    01/01/2010 to 12/31/2010.........    $11.89       $14.55         63,900
    01/01/2011 to 12/31/2011.........    $14.55       $13.91         39,508
    01/01/2012 to 12/31/2012.........    $13.91       $16.30         57,927
    01/01/2013 to 12/31/2013.........    $16.30       $21.37         35,635
    01/01/2014 to 12/31/2014.........    $21.37       $24.32         39,075
 AST MONEY MARKET PORTFOLIO
    03/19/2007* to 12/31/2007........    $13.73       $14.14      2,274,112
    01/01/2008 to 12/31/2008.........    $14.14       $14.35      2,934,205
    01/01/2009 to 12/31/2009.........    $14.35       $14.25      1,421,640
    01/01/2010 to 12/31/2010.........    $14.25       $14.11      1,176,323
    01/01/2011 to 12/31/2011.........    $14.11       $13.97        824,499
    01/01/2012 to 12/31/2012.........    $13.97       $13.83        713,101
    01/01/2013 to 12/31/2013.........    $13.83       $13.69        710,651
    01/01/2014 to 12/31/2014.........    $13.69       $13.55      1,050,285
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $35.44       $35.87        379,524
    01/01/2008 to 12/31/2008.........    $35.87       $20.51        269,632
    01/01/2009 to 12/31/2009.........    $20.51       $28.55        181,892
    01/01/2010 to 12/31/2010.........    $28.55       $34.89        147,445
    01/01/2011 to 12/31/2011.........    $34.89       $33.69        125,064
    01/01/2012 to 12/31/2012.........    $33.69       $39.06        118,486
    01/01/2013 to 12/31/2013.........    $39.06       $54.91        108,908
    01/01/2014 to 12/31/2014.........    $54.91       $62.11        125,689
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08              0
    01/01/2012 to 12/31/2012.........    $10.08       $10.47              0
    01/01/2013 to 12/31/2013.........    $10.47       $10.07              0
    01/01/2014 to 12/31/2014.........    $10.07       $10.48         13,907

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $25.39       $29.67       403,400
    01/01/2008 to 12/31/2008.........    $29.67       $16.69       258,551
    01/01/2009 to 12/31/2009.........    $16.69       $21.45       202,478
    01/01/2010 to 12/31/2010.........    $21.45       $27.32       181,262
    01/01/2011 to 12/31/2011.........    $27.32       $27.50       154,240
    01/01/2012 to 12/31/2012.........    $27.50       $30.60       127,169
    01/01/2013 to 12/31/2013.........    $30.60       $40.17       109,479
    01/01/2014 to 12/31/2014.........    $40.17       $42.93       105,092
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $10.58       $12.29       291,364
    01/01/2008 to 12/31/2008.........    $12.29       $ 6.99       185,040
    01/01/2009 to 12/31/2009.........    $ 6.99       $ 8.48       130,897
    01/01/2010 to 12/31/2010.........    $ 8.48       $10.10       108,496
    01/01/2011 to 04/29/2011.........    $10.10       $11.35             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........    $10.00       $10.37       163,468
    01/01/2013 to 12/31/2013.........    $10.37       $12.21       196,043
    01/01/2014 to 12/31/2014.........    $12.21       $12.71       234,433
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.59           354
    01/01/2009 to 12/31/2009.........    $ 5.59       $ 9.22        21,493
    01/01/2010 to 12/31/2010.........    $ 9.22       $11.16        57,487
    01/01/2011 to 12/31/2011.........    $11.16       $ 8.81        55,390
    01/01/2012 to 12/31/2012.........    $ 8.81       $10.28        54,656
    01/01/2013 to 12/31/2013.........    $10.28       $10.20        49,534
    01/01/2014 to 12/31/2014.........    $10.20       $ 9.63        56,193
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.85       $16.61       476,073
    01/01/2008 to 12/31/2008.........    $16.61       $16.63       417,181
    01/01/2009 to 12/31/2009.........    $16.63       $18.15       376,120
    01/01/2010 to 12/31/2010.........    $18.15       $18.67       283,949
    01/01/2011 to 12/31/2011.........    $18.67       $18.90       241,831
    01/01/2012 to 12/31/2012.........    $18.90       $19.58       267,544
    01/01/2013 to 12/31/2013.........    $19.58       $18.97       254,029
    01/01/2014 to 12/31/2014.........    $18.97       $18.76       315,321
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/19/2007* to 12/31/2007........    $19.37       $20.48       932,528
    01/01/2008 to 12/31/2008.........    $20.48       $19.82       673,230
    01/01/2009 to 12/31/2009.........    $19.82       $22.86       695,034
    01/01/2010 to 12/31/2010.........    $22.86       $24.38       586,949
    01/01/2011 to 12/31/2011.........    $24.38       $24.90       532,204
    01/01/2012 to 12/31/2012.........    $24.90       $26.95       554,965
    01/01/2013 to 12/31/2013.........    $26.95       $26.19       425,830
    01/01/2014 to 12/31/2014.........    $26.19       $27.03       366,814

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $10.79       $11.55        89,895
    01/01/2008 to 12/31/2008.........    $11.55       $ 9.21       152,701
    01/01/2009 to 12/31/2009.........    $ 9.21       $10.94       182,513
    01/01/2010 to 12/31/2010.........    $10.94       $11.98       203,990
    01/01/2011 to 12/31/2011.........    $11.98       $11.98       173,004
    01/01/2012 to 12/31/2012.........    $11.98       $13.09       274,996
    01/01/2013 to 12/31/2013.........    $13.09       $14.15       348,267
    01/01/2014 to 12/31/2014.........    $14.15       $14.82       425,734
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08             0
    01/01/2012 to 12/31/2012.........    $10.08       $10.69             0
    01/01/2013 to 12/31/2013.........    $10.69       $10.34             0
    01/01/2014 to 12/31/2014.........    $10.34       $10.86           296
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $10.49       $11.62       104,706
    01/01/2008 to 12/31/2008.........    $11.62       $ 6.82       145,715
    01/01/2009 to 12/31/2009.........    $ 6.82       $ 8.51       130,430
    01/01/2010 to 12/31/2010.........    $ 8.51       $10.02       119,611
    01/01/2011 to 12/31/2011.........    $10.02       $ 9.31       121,090
    01/01/2012 to 12/31/2012.........    $ 9.31       $10.40        69,098
    01/01/2013 to 12/31/2013.........    $10.40       $12.05        57,048
    01/01/2014 to 12/31/2014.........    $12.05       $13.03        91,309
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/19/2007* to 12/31/2007........    $14.84       $15.22       396,251
    01/01/2008 to 12/31/2008.........    $15.22       $ 9.23       222,439
    01/01/2009 to 12/31/2009.........    $ 9.23       $11.14       165,516
    01/01/2010 to 12/31/2010.........    $11.14       $12.68       148,208
    01/01/2011 to 12/31/2011.........    $12.68       $12.99       123,296
    01/01/2012 to 12/31/2012.........    $12.99       $15.28       121,362
    01/01/2013 to 12/31/2013.........    $15.28       $20.03       108,667
    01/01/2014 to 12/31/2014.........    $20.03       $23.24       131,331
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.94             0
    01/01/2012 to 12/31/2012.........    $ 8.94       $10.01         5,703
    01/01/2013 to 12/31/2013.........    $10.01       $12.14         7,780
    01/01/2014 to 12/31/2014.........    $12.14       $12.79        37,229
 AST RCM WORLD TRENDS PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $10.05         3,529
    01/01/2008 to 12/31/2008.........    $10.05       $ 7.21        13,812
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.80        41,533
    01/01/2010 to 12/31/2010.........    $ 8.80       $ 9.75        52,644
    01/01/2011 to 12/31/2011.........    $ 9.75       $ 9.48       111,110
    01/01/2012 to 12/31/2012.........    $ 9.48       $10.35       139,141
    01/01/2013 to 12/31/2013.........    $10.35       $11.52       120,205
    01/01/2014 to 12/31/2014.........    $11.52       $11.99       133,536

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $11.52             0
    01/01/2008 to 12/31/2008.........    $11.52       $ 7.39         7,390
    01/01/2009 to 12/31/2009.........    $ 7.39       $ 9.28        19,879
    01/01/2010 to 12/31/2010.........    $ 9.28       $10.50        19,915
    01/01/2011 to 12/31/2011.........    $10.50       $10.15        22,151
    01/01/2012 to 12/31/2012.........    $10.15       $11.64        32,123
    01/01/2013 to 12/31/2013.........    $11.64       $13.61        87,038
    01/01/2014 to 12/31/2014.........    $13.61       $14.20       124,620
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/19/2007* to 12/31/2007........    $17.56       $18.95        57,993
    01/01/2008 to 12/31/2008.........    $18.95       $13.09        38,831
    01/01/2009 to 12/31/2009.........    $13.09       $16.52        56,078
    01/01/2010 to 12/31/2010.........    $16.52       $18.28        55,356
    01/01/2011 to 12/31/2011.........    $18.28       $17.49        63,882
    01/01/2012 to 12/31/2012.........    $17.49       $19.24        63,454
    01/01/2013 to 12/31/2013.........    $19.24       $21.79        58,385
    01/01/2014 to 12/31/2014.........    $21.79       $22.23        64,967
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $12.62       $13.64       189,572
    01/01/2008 to 12/31/2008.........    $13.64       $ 7.55       125,578
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 9.92        89,622
    01/01/2010 to 12/31/2010.........    $ 9.92       $13.01        81,914
    01/01/2011 to 12/31/2011.........    $13.01       $11.19       137,269
    01/01/2012 to 12/31/2012.........    $11.19       $13.30       130,099
    01/01/2013 to 12/31/2013.........    $13.30       $18.55       126,485
    01/01/2014 to 12/31/2014.........    $18.55       $19.27       145,335
 AST SMALL-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $17.47       $18.11       238,483
    01/01/2008 to 12/31/2008.........    $18.11       $11.66       196,511
    01/01/2009 to 12/31/2009.........    $11.66       $15.45       165,746
    01/01/2010 to 12/31/2010.........    $15.45       $20.87       138,847
    01/01/2011 to 12/31/2011.........    $20.87       $20.46       118,573
    01/01/2012 to 12/31/2012.........    $20.46       $22.72       122,406
    01/01/2013 to 12/31/2013.........    $22.72       $30.40        97,212
    01/01/2014 to 12/31/2014.........    $30.40       $31.25        88,416
 AST SMALL-CAP VALUE PORTFOLIO
    03/19/2007* to 12/31/2007........    $25.10       $23.42       357,717
    01/01/2008 to 12/31/2008.........    $23.42       $16.30       265,536
    01/01/2009 to 12/31/2009.........    $16.30       $20.49       179,703
    01/01/2010 to 12/31/2010.........    $20.49       $25.56       142,958
    01/01/2011 to 12/31/2011.........    $25.56       $23.79       125,180
    01/01/2012 to 12/31/2012.........    $23.79       $27.83       104,650
    01/01/2013 to 12/31/2013.........    $27.83       $37.86       104,841
    01/01/2014 to 12/31/2014.........    $37.86       $39.45       128,407

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/19/2007* to 12/31/2007........    $24.42       $25.66       177,727
    01/01/2008 to 12/31/2008.........    $25.66       $18.81       170,365
    01/01/2009 to 12/31/2009.........    $18.81       $23.12       143,983
    01/01/2010 to 12/31/2010.........    $23.12       $25.53       132,162
    01/01/2011 to 12/31/2011.........    $25.53       $25.78       105,184
    01/01/2012 to 12/31/2012.........    $25.78       $28.96       159,208
    01/01/2013 to 12/31/2013.........    $28.96       $33.50       197,834
    01/01/2014 to 12/31/2014.........    $33.50       $35.11       243,904
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.28       $14.85       396,679
    01/01/2008 to 12/31/2008.........    $14.85       $ 8.54       201,923
    01/01/2009 to 12/31/2009.........    $ 8.54       $10.47       124,152
    01/01/2010 to 12/31/2010.........    $10.47       $11.74       109,186
    01/01/2011 to 12/31/2011.........    $11.74       $11.43        78,033
    01/01/2012 to 12/31/2012.........    $11.43       $13.27       174,018
    01/01/2013 to 12/31/2013.........    $13.27       $17.03        99,497
    01/01/2014 to 12/31/2014.........    $17.03       $18.12       123,842
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.60       $16.92       156,491
    01/01/2008 to 12/31/2008.........    $16.92       $ 9.96       118,069
    01/01/2009 to 12/31/2009.........    $ 9.96       $15.12       139,111
    01/01/2010 to 12/31/2010.........    $15.12       $17.33        91,822
    01/01/2011 to 12/31/2011.........    $17.33       $16.87        92,278
    01/01/2012 to 12/31/2012.........    $16.87       $19.63       117,823
    01/01/2013 to 12/31/2013.........    $19.63       $28.00       106,243
    01/01/2014 to 12/31/2014.........    $28.00       $30.03       124,055
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/19/2007* to 12/31/2007........    $49.29       $67.50        91,058
    01/01/2008 to 12/31/2008.........    $67.50       $33.42        67,882
    01/01/2009 to 12/31/2009.........    $33.42       $49.42        59,018
    01/01/2010 to 12/31/2010.........    $49.42       $58.93        51,233
    01/01/2011 to 12/31/2011.........    $58.93       $49.64        45,841
    01/01/2012 to 12/31/2012.........    $49.64       $50.92        40,026
    01/01/2013 to 12/31/2013.........    $50.92       $58.16        34,744
    01/01/2014 to 12/31/2014.........    $58.16       $52.77        34,309
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/19/2007* to 12/31/2007........    $15.17       $16.31       195,478
    01/01/2008 to 12/31/2008.........    $16.31       $15.75       157,502
    01/01/2009 to 12/31/2009.........    $15.75       $17.49       152,843
    01/01/2010 to 12/31/2010.........    $17.49       $18.30       130,474
    01/01/2011 to 12/31/2011.........    $18.30       $18.87       127,285
    01/01/2012 to 12/31/2012.........    $18.87       $19.66       130,910
    01/01/2013 to 12/31/2013.........    $19.66       $18.73       127,379
    01/01/2014 to 12/31/2014.........    $18.73       $18.65       144,106

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    03/19/2007* to 12/31/2007........    $11.38       $12.42        62,773
    01/01/2008 to 12/31/2008.........    $12.42       $ 7.09       126,503
    01/01/2009 to 12/31/2009.........    $ 7.09       $ 9.02        66,395
    01/01/2010 to 12/31/2010.........    $ 9.02       $10.24        85,069
    01/01/2011 to 12/31/2011.........    $10.24       $ 9.78        56,049
    01/01/2012 to 12/31/2012.........    $ 9.78       $10.75        53,655
    01/01/2013 to 12/31/2013.........    $10.75       $12.83        94,298
    01/01/2014 to 12/31/2014.........    $12.83       $13.40       148,953
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........    $10.00       $ 9.99         5,043
    01/01/2008 to 12/31/2008.........    $ 9.99       $ 9.37        57,790
    01/01/2009 to 12/31/2009.........    $ 9.37       $10.36        14,693
    01/01/2010 to 12/31/2010.........    $10.36       $11.05        13,807
    01/01/2011 to 12/31/2011.........    $11.05       $11.60        26,245
    01/01/2012 to 12/31/2012.........    $11.60       $12.39        38,757
    01/01/2013 to 12/31/2013.........    $12.39       $12.08        28,282
    01/01/2014 to 12/31/2014.........    $12.08       $12.82        64,295
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........    $10.08       $ 6.67         4,104
    01/01/2009 to 12/31/2009.........    $ 6.67       $ 8.59        14,124
    01/01/2010 to 12/31/2010.........    $ 8.59       $ 9.38        39,395
    01/01/2011 to 12/31/2011.........    $ 9.38       $ 9.13        36,737
    01/01/2012 to 09/21/2012.........    $ 9.13       $10.28             0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
    04/29/2011* to 12/31/2011........    $10.03       $ 8.21        20,926
    01/01/2012 to 04/27/2012.........    $ 8.21       $ 9.32             0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.16        13,364
    01/01/2012 to 12/31/2012.........    $ 9.16       $10.77        13,248
    01/01/2013 to 12/31/2013.........    $10.77       $13.97        16,703
    01/01/2014 to 12/31/2014.........    $13.97       $15.60        28,655
 INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
    04/27/2012* to 12/31/2012........    $10.05       $ 9.81        18,004
    01/01/2013 to 12/31/2013.........    $ 9.81       $13.31        13,731
    01/01/2014 to 12/31/2014.........    $13.31       $14.23        12,329

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ASIA 30
    03/19/2007* to 12/31/2007........    $19.45       $29.86        58,237
    01/01/2008 to 12/31/2008.........    $29.86       $14.54        42,878
    01/01/2009 to 12/31/2009.........    $14.54       $22.20        34,398
    01/01/2010 to 12/31/2010.........    $22.20       $25.03        27,777
    01/01/2011 to 12/31/2011.........    $25.03       $18.09        14,044
    01/01/2012 to 12/31/2012.........    $18.09       $20.68        13,414
    01/01/2013 to 12/31/2013.........    $20.68       $23.54         3,704
    01/01/2014 to 12/31/2014.........    $23.54       $22.94         3,704
 PROFUND VP BANKS
    03/19/2007* to 12/31/2007........    $13.14       $ 9.91        62,100
    01/01/2008 to 12/31/2008.........    $ 9.91       $ 5.21        47,464
    01/01/2009 to 12/31/2009.........    $ 5.21       $ 4.94         1,052
    01/01/2010 to 12/31/2010.........    $ 4.94       $ 5.30           843
    01/01/2011 to 12/31/2011.........    $ 5.30       $ 3.84           836
    01/01/2012 to 12/31/2012.........    $ 3.84       $ 5.07         9,109
    01/01/2013 to 12/31/2013.........    $ 5.07       $ 6.70        10,281
    01/01/2014 to 12/31/2014.........    $ 6.70       $ 7.33         7,067
 PROFUND VP BASIC MATERIALS
    03/19/2007* to 12/31/2007........    $15.00       $18.12        40,124
    01/01/2008 to 12/31/2008.........    $18.12       $ 8.71        11,448
    01/01/2009 to 12/31/2009.........    $ 8.71       $14.01        10,331
    01/01/2010 to 12/31/2010.........    $14.01       $17.98        10,826
    01/01/2011 to 12/31/2011.........    $17.98       $14.93         5,870
    01/01/2012 to 12/31/2012.........    $14.93       $16.03         4,321
    01/01/2013 to 12/31/2013.........    $16.03       $18.80         2,069
    01/01/2014 to 12/31/2014.........    $18.80       $18.93         3,752
 PROFUND VP BEAR
    03/19/2007* to 12/31/2007........    $ 8.39       $ 8.18        28,504
    01/01/2008 to 12/31/2008.........    $ 8.18       $11.33        54,575
    01/01/2009 to 12/31/2009.........    $11.33       $ 8.09        34,435
    01/01/2010 to 12/31/2010.........    $ 8.09       $ 6.58        20,213
    01/01/2011 to 12/31/2011.........    $ 6.58       $ 5.94        15,996
    01/01/2012 to 12/31/2012.........    $ 5.94       $ 4.90        28,486
    01/01/2013 to 12/31/2013.........    $ 4.90       $ 3.57        21,528
    01/01/2014 to 12/31/2014.........    $ 3.57       $ 3.03        38,795
 PROFUND VP BIOTECHNOLOGY
    03/19/2007* to 12/31/2007........    $ 8.30       $ 8.57        36,098
    01/01/2008 to 12/31/2008.........    $ 8.57       $ 8.64        31,300
    01/01/2009 to 12/31/2009.........    $ 8.64       $ 8.87        12,600
    01/01/2010 to 12/31/2010.........    $ 8.87       $ 9.23        14,775
    01/01/2011 to 12/31/2011.........    $ 9.23       $ 9.74        13,350
    01/01/2012 to 12/31/2012.........    $ 9.74       $13.56        15,507
    01/01/2013 to 12/31/2013.........    $13.56       $22.61        16,770
    01/01/2014 to 12/31/2014.........    $22.61       $29.04        23,196

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP BULL
    03/19/2007* to 12/31/2007........    $12.10       $12.58       357,217
    01/01/2008 to 12/31/2008.........    $12.58       $ 7.76        31,415
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.55       117,689
    01/01/2010 to 12/31/2010.........    $ 9.55       $10.65        73,549
    01/01/2011 to 12/31/2011.........    $10.65       $10.54        67,495
    01/01/2012 to 12/31/2012.........    $10.54       $11.89        49,785
    01/01/2013 to 12/31/2013.........    $11.89       $15.27        82,720
    01/01/2014 to 12/31/2014.........    $15.27       $16.85        68,732
 PROFUND VP CONSUMER GOODS PORTFOLIO
    03/19/2007* to 12/31/2007........    $11.56       $12.35        28,036
    01/01/2008 to 12/31/2008.........    $12.35       $ 8.96         6,520
    01/01/2009 to 12/31/2009.........    $ 8.96       $10.79        50,609
    01/01/2010 to 12/31/2010.........    $10.79       $12.53        13,098
    01/01/2011 to 12/31/2011.........    $12.53       $13.27        11,070
    01/01/2012 to 12/31/2012.........    $13.27       $14.56         4,743
    01/01/2013 to 12/31/2013.........    $14.56       $18.52         4,725
    01/01/2014 to 12/31/2014.........    $18.52       $20.21         4,965
 PROFUND VP CONSUMER SERVICES
    03/19/2007* to 12/31/2007........    $10.18       $ 9.25           664
    01/01/2008 to 12/31/2008.........    $ 9.25       $ 6.28        25,348
    01/01/2009 to 12/31/2009.........    $ 6.28       $ 8.14         9,181
    01/01/2010 to 12/31/2010.........    $ 8.14       $ 9.78         1,220
    01/01/2011 to 12/31/2011.........    $ 9.78       $10.21        10,521
    01/01/2012 to 12/31/2012.........    $10.21       $12.35         1,164
    01/01/2013 to 12/31/2013.........    $12.35       $17.10         3,044
    01/01/2014 to 12/31/2014.........    $17.10       $19.03         1,368
 PROFUND VP EUROPE 30
    03/19/2007* to 12/31/2007........    $11.06       $12.82        58,476
    01/01/2008 to 12/31/2008.........    $12.82       $ 7.10        38,982
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 9.30        95,905
    01/01/2010 to 12/31/2010.........    $ 9.30       $ 9.45        18,436
    01/01/2011 to 12/31/2011.........    $ 9.45       $ 8.53        10,431
    01/01/2012 to 12/31/2012.........    $ 8.53       $ 9.84         9,400
    01/01/2013 to 12/31/2013.........    $ 9.84       $11.85         8,516
    01/01/2014 to 12/31/2014.........    $11.85       $10.72         7,545
 PROFUND VP FINANCIALS
    03/19/2007* to 12/31/2007........    $12.53       $10.41         8,563
    01/01/2008 to 12/31/2008.........    $10.41       $ 5.10         4,121
    01/01/2009 to 12/31/2009.........    $ 5.10       $ 5.81         7,721
    01/01/2010 to 12/31/2010.........    $ 5.81       $ 6.38         3,496
    01/01/2011 to 12/31/2011.........    $ 6.38       $ 5.44         2,863
    01/01/2012 to 12/31/2012.........    $ 5.44       $ 6.72         2,502
    01/01/2013 to 12/31/2013.........    $ 6.72       $ 8.78         2,593
    01/01/2014 to 12/31/2014.........    $ 8.78       $ 9.82         5,560

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP HEALTH CARE
    03/19/2007* to 12/31/2007........    $ 9.22       $ 9.77        51,110
    01/01/2008 to 12/31/2008.........    $ 9.77       $ 7.32        11,936
    01/01/2009 to 12/31/2009.........    $ 7.32       $ 8.66        39,318
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 8.82         3,460
    01/01/2011 to 12/31/2011.........    $ 8.82       $ 9.62         6,078
    01/01/2012 to 12/31/2012.........    $ 9.62       $11.18         6,190
    01/01/2013 to 12/31/2013.........    $11.18       $15.47         9,619
    01/01/2014 to 12/31/2014.........    $15.47       $18.94        20,003
 PROFUND VP INDUSTRIALS
    03/19/2007* to 12/31/2007........    $12.90       $14.07         4,384
    01/01/2008 to 12/31/2008.........    $14.07       $ 8.29        31,312
    01/01/2009 to 12/31/2009.........    $ 8.29       $10.18         7,827
    01/01/2010 to 12/31/2010.........    $10.18       $12.47         3,526
    01/01/2011 to 12/31/2011.........    $12.47       $12.13         2,394
    01/01/2012 to 12/31/2012.........    $12.13       $13.90         2,262
    01/01/2013 to 12/31/2013.........    $13.90       $19.02         3,039
    01/01/2014 to 12/31/2014.........    $19.02       $19.88           674
 PROFUND VP INTERNET
    03/19/2007* to 12/31/2007........    $19.64       $21.19         2,722
    01/01/2008 to 12/31/2008.........    $21.19       $11.58           523
    01/01/2009 to 12/31/2009.........    $11.58       $20.32        16,280
    01/01/2010 to 12/31/2010.........    $20.32       $27.21         6,995
    01/01/2011 to 12/31/2011.........    $27.21       $25.08         2,636
    01/01/2012 to 12/31/2012.........    $25.08       $29.73         1,697
    01/01/2013 to 12/31/2013.........    $29.73       $44.65         1,178
    01/01/2014 to 12/31/2014.........    $44.65       $44.70         1,377
 PROFUND VP JAPAN
    03/19/2007* to 12/31/2007........    $14.90       $13.33         9,188
    01/01/2008 to 12/31/2008.........    $13.33       $ 7.81        35,266
    01/01/2009 to 12/31/2009.........    $ 7.81       $ 8.53        70,612
    01/01/2010 to 12/31/2010.........    $ 8.53       $ 7.89         8,603
    01/01/2011 to 12/31/2011.........    $ 7.89       $ 6.37        20,070
    01/01/2012 to 12/31/2012.........    $ 6.37       $ 7.75         1,274
    01/01/2013 to 12/31/2013.........    $ 7.75       $11.37         2,296
    01/01/2014 to 12/31/2014.........    $11.37       $11.62         2,209
 PROFUND VP LARGE-CAP GROWTH
    03/19/2007* to 12/31/2007........    $10.99       $11.86        48,255
    01/01/2008 to 12/31/2008.........    $11.86       $ 7.57        35,528
    01/01/2009 to 12/31/2009.........    $ 7.57       $ 9.73        62,409
    01/01/2010 to 12/31/2010.........    $ 9.73       $10.90        27,695
    01/01/2011 to 12/31/2011.........    $10.90       $11.13        13,928
    01/01/2012 to 12/31/2012.........    $11.13       $12.42         4,595
    01/01/2013 to 12/31/2013.........    $12.42       $16.06        21,839
    01/01/2014 to 12/31/2014.........    $16.06       $17.96        20,441

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP LARGE-CAP VALUE
    03/19/2007* to 12/31/2007........    $12.33       $12.33        99,574
    01/01/2008 to 12/31/2008.........    $12.33       $ 7.27       125,444
    01/01/2009 to 12/31/2009.........    $ 7.27       $ 8.59        52,612
    01/01/2010 to 12/31/2010.........    $ 8.59       $ 9.60        24,767
    01/01/2011 to 12/31/2011.........    $ 9.60       $ 9.39        13,186
    01/01/2012 to 12/31/2012.........    $ 9.39       $10.72        10,064
    01/01/2013 to 12/31/2013.........    $10.72       $13.79         4,495
    01/01/2014 to 12/31/2014.........    $13.79       $15.08        10,326
 PROFUND VP MID-CAP GROWTH
    03/19/2007* to 12/31/2007........    $12.58       $13.50        66,295
    01/01/2008 to 12/31/2008.........    $13.50       $ 8.18        22,429
    01/01/2009 to 12/31/2009.........    $ 8.18       $11.20        84,147
    01/01/2010 to 12/31/2010.........    $11.20       $14.24        61,399
    01/01/2011 to 12/31/2011.........    $14.24       $13.69        20,291
    01/01/2012 to 12/31/2012.........    $13.69       $15.64         8,182
    01/01/2013 to 12/31/2013.........    $15.64       $20.21        13,786
    01/01/2014 to 12/31/2014.........    $20.21       $21.19        12,656
 PROFUND VP MID-CAP VALUE
    03/19/2007* to 12/31/2007........    $14.70       $14.22       111,312
    01/01/2008 to 12/31/2008.........    $14.22       $ 8.97        24,378
    01/01/2009 to 12/31/2009.........    $ 8.97       $11.62        66,470
    01/01/2010 to 12/31/2010.........    $11.62       $13.86        29,926
    01/01/2011 to 12/31/2011.........    $13.86       $13.18        15,929
    01/01/2012 to 12/31/2012.........    $13.18       $15.21         5,941
    01/01/2013 to 12/31/2013.........    $15.21       $19.90         8,061
    01/01/2014 to 12/31/2014.........    $19.90       $21.71         1,776
 PROFUND VP NASDAQ-100
    03/19/2007* to 12/31/2007........    $ 5.66       $ 6.62       365,042
    01/01/2008 to 12/31/2008.........    $ 6.62       $ 3.77        46,227
    01/01/2009 to 12/31/2009.........    $ 3.77       $ 5.67       106,523
    01/01/2010 to 12/31/2010.........    $ 5.67       $ 6.64        61,261
    01/01/2011 to 12/31/2011.........    $ 6.64       $ 6.67        43,377
    01/01/2012 to 12/31/2012.........    $ 6.67       $ 7.67        26,307
    01/01/2013 to 12/31/2013.........    $ 7.67       $10.20        49,815
    01/01/2014 to 12/31/2014.........    $10.20       $11.82        61,468
 PROFUND VP OIL & GAS
    03/19/2007* to 12/31/2007........    $17.85       $23.90        69,547
    01/01/2008 to 12/31/2008.........    $23.90       $14.92        57,664
    01/01/2009 to 12/31/2009.........    $14.92       $17.06        33,679
    01/01/2010 to 12/31/2010.........    $17.06       $19.89        27,013
    01/01/2011 to 12/31/2011.........    $19.89       $20.14        18,015
    01/01/2012 to 12/31/2012.........    $20.14       $20.51        17,173
    01/01/2013 to 12/31/2013.........    $20.51       $25.19        16,506
    01/01/2014 to 12/31/2014.........    $25.19       $22.23        16,193

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP PHARMACEUTICALS
    03/19/2007* to 12/31/2007........    $ 8.40       $ 8.65            30
    01/01/2008 to 12/31/2008.........    $ 8.65       $ 6.89        19,024
    01/01/2009 to 12/31/2009.........    $ 6.89       $ 7.98        29,266
    01/01/2010 to 12/31/2010.........    $ 7.98       $ 7.94            28
    01/01/2011 to 12/31/2011.........    $ 7.94       $ 9.12         8,784
    01/01/2012 to 12/31/2012.........    $ 9.12       $10.10         2,396
    01/01/2013 to 12/31/2013.........    $10.10       $13.17         4,472
    01/01/2014 to 12/31/2014.........    $13.17       $15.56         3,222
 PROFUND VP PRECIOUS METALS
    03/19/2007* to 12/31/2007........    $14.89       $19.31        46,746
    01/01/2008 to 12/31/2008.........    $19.31       $13.23        71,505
    01/01/2009 to 12/31/2009.........    $13.23       $17.73        56,194
    01/01/2010 to 12/31/2010.........    $17.73       $23.33        64,508
    01/01/2011 to 12/31/2011.........    $23.33       $18.66        62,028
    01/01/2012 to 12/31/2012.........    $18.66       $15.79        55,549
    01/01/2013 to 12/31/2013.........    $15.79       $ 9.70        46,093
    01/01/2014 to 12/31/2014.........    $ 9.70       $ 7.31        51,943
 PROFUND VP REAL ESTATE
    03/19/2007* to 12/31/2007........    $25.09       $19.59         9,995
    01/01/2008 to 12/31/2008.........    $19.59       $11.39         7,045
    01/01/2009 to 12/31/2009.........    $11.39       $14.43         7,879
    01/01/2010 to 12/31/2010.........    $14.43       $17.81         5,530
    01/01/2011 to 12/31/2011.........    $17.81       $18.47         3,293
    01/01/2012 to 12/31/2012.........    $18.47       $21.42         1,736
    01/01/2013 to 12/31/2013.........    $21.42       $21.23         1,163
    01/01/2014 to 12/31/2014.........    $21.23       $26.27         4,950
 PROFUND VP RISING RATES OPPORTUNITY
    03/19/2007* to 12/31/2007........    $ 6.62       $ 6.29        50,450
    01/01/2008 to 12/31/2008.........    $ 6.29       $ 3.86        54,538
    01/01/2009 to 12/31/2009.........    $ 3.86       $ 5.06        82,738
    01/01/2010 to 12/31/2010.........    $ 5.06       $ 4.20       116,704
    01/01/2011 to 12/31/2011.........    $ 4.20       $ 2.60        73,818
    01/01/2012 to 12/31/2012.........    $ 2.60       $ 2.40        55,376
    01/01/2013 to 12/31/2013.........    $ 2.40       $ 2.76        49,060
    01/01/2014 to 12/31/2014.........    $ 2.76       $ 1.91        43,196
 PROFUND VP SEMICONDUCTOR
    03/19/2007* to 12/31/2007........    $ 7.08       $ 7.63         3,867
    01/01/2008 to 12/31/2008.........    $ 7.63       $ 3.79         2,570
    01/01/2009 to 12/31/2009.........    $ 3.79       $ 6.16        36,623
    01/01/2010 to 12/31/2010.........    $ 6.16       $ 6.85         2,480
    01/01/2011 to 12/31/2011.........    $ 6.85       $ 6.52         2,141
    01/01/2012 to 12/31/2012.........    $ 6.52       $ 6.19         2,140
    01/01/2013 to 12/31/2013.........    $ 6.19       $ 8.18         1,862
    01/01/2014 to 12/31/2014.........    $ 8.18       $10.89         6,510

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP SHORT MID-CAP
    03/19/2007* to 12/31/2007........    $ 8.08       $ 7.98            16
    01/01/2008 to 12/31/2008.........    $ 7.98       $10.42            16
    01/01/2009 to 12/31/2009.........    $10.42       $ 6.66         2,862
    01/01/2010 to 12/31/2010.........    $ 6.66       $ 4.89         3,887
    01/01/2011 to 12/31/2011.........    $ 4.89       $ 4.44         1,146
    01/01/2012 to 12/31/2012.........    $ 4.44       $ 3.57            16
    01/01/2013 to 12/31/2013.........    $ 3.57       $ 2.55            16
    01/01/2014 to 12/31/2014.........    $ 2.55       $ 2.21            16
 PROFUND VP SHORT NASDAQ-100
    03/19/2007* to 12/31/2007........    $ 5.95       $ 5.15        27,418
    01/01/2008 to 12/31/2008.........    $ 5.15       $ 7.55        13,959
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 4.44        27,423
    01/01/2010 to 12/31/2010.........    $ 4.44       $ 3.46        69,389
    01/01/2011 to 12/31/2011.........    $ 3.46       $ 3.07        35,450
    01/01/2012 to 12/31/2012.........    $ 3.07       $ 2.47        36,583
    01/01/2013 to 12/31/2013.........    $ 2.47       $ 1.72        36,044
    01/01/2014 to 12/31/2014.........    $ 1.72       $ 1.38        42,471
 PROFUND VP SHORT SMALL-CAP
    03/19/2007* to 12/31/2007........    $ 8.07       $ 8.29        36,729
    01/01/2008 to 12/31/2008.........    $ 8.29       $10.19         4,107
    01/01/2009 to 12/31/2009.........    $10.19       $ 6.82            38
    01/01/2010 to 12/31/2010.........    $ 6.82       $ 4.80           270
    01/01/2011 to 12/31/2011.........    $ 4.80       $ 4.32           521
    01/01/2012 to 12/31/2012.........    $ 4.32       $ 3.46            38
    01/01/2013 to 12/31/2013.........    $ 3.46       $ 2.36            37
    01/01/2014 to 12/31/2014.........    $ 2.36       $ 2.12            38
 PROFUND VP SMALL-CAP GROWTH
    03/19/2007* to 12/31/2007........    $14.15       $14.38        17,597
    01/01/2008 to 12/31/2008.........    $14.38       $ 9.39        23,190
    01/01/2009 to 12/31/2009.........    $ 9.39       $11.73        22,489
    01/01/2010 to 12/31/2010.........    $11.73       $14.60        16,200
    01/01/2011 to 12/31/2011.........    $14.60       $14.64         5,311
    01/01/2012 to 12/31/2012.........    $14.64       $16.30         3,271
    01/01/2013 to 12/31/2013.........    $16.30       $22.66        21,627
    01/01/2014 to 12/31/2014.........    $22.66       $22.92         6,434
 PROFUND VP SMALL-CAP VALUE
    03/19/2007* to 12/31/2007........    $13.49       $12.41        17,038
    01/01/2008 to 12/31/2008.........    $12.41       $ 8.52        11,592
    01/01/2009 to 12/31/2009.........    $ 8.52       $10.15        17,212
    01/01/2010 to 12/31/2010.........    $10.15       $12.28        18,897
    01/01/2011 to 12/31/2011.........    $12.28       $11.65        18,667
    01/01/2012 to 12/31/2012.........    $11.65       $13.40        13,065
    01/01/2013 to 12/31/2013.........    $13.40       $18.27         8,439
    01/01/2014 to 12/31/2014.........    $18.27       $19.14         8,059

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP TECHNOLOGY
    03/19/2007* to 12/31/2007........    $ 5.22       $ 6.03        33,213
    01/01/2008 to 12/31/2008.........    $ 6.03       $ 3.32         5,997
    01/01/2009 to 12/31/2009.........    $ 3.32       $ 5.31        54,848
    01/01/2010 to 12/31/2010.........    $ 5.31       $ 5.82         9,553
    01/01/2011 to 12/31/2011.........    $ 5.82       $ 5.68        12,645
    01/01/2012 to 12/31/2012.........    $ 5.68       $ 6.20        13,585
    01/01/2013 to 12/31/2013.........    $ 6.20       $ 7.69         2,222
    01/01/2014 to 12/31/2014.........    $ 7.69       $ 8.99         6,031
 PROFUND VP TELECOMMUNICATIONS
    03/19/2007* to 12/31/2007........    $ 6.47       $ 6.71        45,957
    01/01/2008 to 12/31/2008.........    $ 6.71       $ 4.35       123,183
    01/01/2009 to 12/31/2009.........    $ 4.35       $ 4.63        20,232
    01/01/2010 to 12/31/2010.........    $ 4.63       $ 5.30        40,615
    01/01/2011 to 12/31/2011.........    $ 5.30       $ 5.34        19,077
    01/01/2012 to 12/31/2012.........    $ 5.34       $ 6.16        18,651
    01/01/2013 to 12/31/2013.........    $ 6.16       $ 6.84        18,197
    01/01/2014 to 12/31/2014.........    $ 6.84       $ 6.81        18,160
 PROFUND VP U.S. GOVERNMENT PLUS
    03/19/2007* to 12/31/2007........    $12.49       $13.34        60,317
    01/01/2008 to 12/31/2008.........    $13.34       $19.77        45,312
    01/01/2009 to 12/31/2009.........    $19.77       $13.19        30,635
    01/01/2010 to 12/31/2010.........    $13.19       $14.38        11,626
    01/01/2011 to 12/31/2011.........    $14.38       $20.42        16,919
    01/01/2012 to 12/31/2012.........    $20.42       $20.42        11,913
    01/01/2013 to 12/31/2013.........    $20.42       $16.35         8,884
    01/01/2014 to 12/31/2014.........    $16.35       $22.08         9,008
 PROFUND VP ULTRABULL
    03/19/2007* to 12/31/2007........    $ 9.97       $10.29        82,193
    01/01/2008 to 12/31/2008.........    $10.29       $ 3.32        46,958
    01/01/2009 to 12/31/2009.........    $ 3.32       $ 4.76        21,618
    01/01/2010 to 12/31/2010.........    $ 4.76       $ 5.75        13,539
    01/01/2011 to 12/31/2011.........    $ 5.75       $ 5.42         4,602
    01/01/2012 to 12/31/2012.........    $ 5.42       $ 6.92         2,633
    01/01/2013 to 12/31/2013.........    $ 6.92       $11.51         2,566
    01/01/2014 to 12/31/2014.........    $11.51       $14.04         2,412
 PROFUND VP ULTRAMID-CAP
    03/19/2007* to 12/31/2007........    $16.49       $16.37       114,388
    01/01/2008 to 12/31/2008.........    $16.37       $ 5.27       122,266
    01/01/2009 to 12/31/2009.........    $ 5.27       $ 8.65        55,301
    01/01/2010 to 12/31/2010.........    $ 8.65       $12.82        28,984
    01/01/2011 to 12/31/2011.........    $12.82       $10.96        17,546
    01/01/2012 to 12/31/2012.........    $10.96       $14.38        14,827
    01/01/2013 to 12/31/2013.........    $14.38       $24.28         9,370
    01/01/2014 to 12/31/2014.........    $24.28       $27.73         9,965

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP ULTRANASDAQ-100
    03/19/2007* to 12/31/2007........    $ 1.31       $ 1.69       973,932
    01/01/2008 to 12/31/2008.........    $ 1.69       $ 0.46       937,881
    01/01/2009 to 12/31/2009.........    $ 0.46       $ 0.99       403,655
    01/01/2010 to 12/31/2010.........    $ 0.99       $ 1.32       339,500
    01/01/2011 to 12/31/2011.........    $ 1.32       $ 1.30       278,040
    01/01/2012 to 12/31/2012.........    $ 1.30       $ 1.72       263,379
    01/01/2013 to 12/31/2013.........    $ 1.72       $ 3.04       206,334
    01/01/2014 to 12/31/2014.........    $ 3.04       $ 4.09       225,111
 PROFUND VP ULTRASMALL-CAP
    03/19/2007* to 12/31/2007........    $14.87       $13.01        28,440
    01/01/2008 to 12/31/2008.........    $13.01       $ 4.36        16,457
    01/01/2009 to 12/31/2009.........    $ 4.36       $ 6.05        25,576
    01/01/2010 to 12/31/2010.........    $ 6.05       $ 8.89        13,899
    01/01/2011 to 12/31/2011.........    $ 8.89       $ 7.14         6,903
    01/01/2012 to 12/31/2012.........    $ 7.14       $ 9.15         6,607
    01/01/2013 to 12/31/2013.........    $ 9.15       $16.92         2,604
    01/01/2014 to 12/31/2014.........    $16.92       $17.65         1,617
 PROFUND VP UTILITIES
    03/19/2007* to 12/31/2007........    $12.26       $13.39       131,376
    01/01/2008 to 12/31/2008.........    $13.39       $ 9.19        51,138
    01/01/2009 to 12/31/2009.........    $ 9.19       $10.07        13,566
    01/01/2010 to 12/31/2010.........    $10.07       $10.56         8,032
    01/01/2011 to 12/31/2011.........    $10.56       $12.29        10,351
    01/01/2012 to 12/31/2012.........    $12.29       $12.18         7,869
    01/01/2013 to 12/31/2013.........    $12.18       $13.67         5,182
    01/01/2014 to 12/31/2014.........    $13.67       $17.03         8,568
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.49       $15.14        24,499
    01/01/2011 to 12/31/2011.........    $15.14       $13.07        29,906
    01/01/2012 to 12/31/2012.........    $13.07       $14.71        29,228
    01/01/2013 to 12/31/2013.........    $14.71       $17.47        30,007
    01/01/2014 to 12/31/2014.........    $17.47       $16.38        24,619
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $15.31       $17.89         5,573
    01/01/2011 to 12/31/2011.........    $17.89       $17.33         3,437
    01/01/2012 to 12/31/2012.........    $17.33       $20.49         3,617
    01/01/2013 to 12/31/2013.........    $20.49       $26.44         3,404
    01/01/2014 to 12/31/2014.........    $26.44       $28.87         3,181
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.34       $14.34         6,844
    01/01/2011 to 12/31/2011.........    $14.34       $13.44        14,852
    01/01/2012 to 12/31/2012.........    $13.44       $16.07        10,531
    01/01/2013 to 12/31/2013.........    $16.07       $22.30         9,762
    01/01/2014 to 12/31/2014.........    $22.30       $22.98        17,102

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.29        11,217
    01/01/2011 to 12/31/2011.........    $12.29       $11.63         9,036
    01/01/2012 to 12/31/2012.........    $11.63       $12.45         6,706
    01/01/2013 to 12/31/2013.........    $12.45       $18.56         5,797
    01/01/2014 to 12/31/2014.........    $18.56       $18.07         6,221

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
ASSETS
  Investment in the portfolios, at fair value. $689,166,511  $587,849,552  $1,079,894,785  $736,674,104   $196,643,252
                                               ------------  ------------  --------------  ------------   ------------
  Net Assets.................................. $689,166,511  $587,849,552  $1,079,894,785  $736,674,104   $196,643,252
                                               ============  ============  ==============  ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $689,166,511  $587,849,552  $1,079,894,785  $736,674,104   $196,643,252
                                               ------------  ------------  --------------  ------------   ------------
                                               $689,166,511  $587,849,552  $1,079,894,785  $736,674,104   $196,643,252
                                               ============  ============  ==============  ============   ============

  Units outstanding...........................   31,645,049    30,988,864      71,048,427    67,305,488      5,272,630
                                               ============  ============  ==============  ============   ============

  Portfolio shares held.......................   25,889,050    26,325,551      66,291,884   736,674,104     19,842,911
  Portfolio net asset value per share......... $      26.62  $      22.33  $        16.29  $       1.00   $       9.91
  Investment in portfolio shares, at cost..... $392,629,292  $385,431,066  $  879,216,959  $736,674,104   $141,544,120

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
                                                01/01/2014    01/01/2014     01/01/2014     01/01/2014     01/01/2014
                                                    TO            TO             TO             TO             TO
                                                12/31/2014    12/31/2014     12/31/2014     12/31/2014     12/31/2014
                                               ------------- ------------- --------------  ------------  --------------
INVESTMENT INCOME
  Dividend income............................. $          -  $          -  $            -  $          -   $          -
                                               ------------  ------------  --------------  ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,676,918    10,109,041      19,673,948    11,930,505      2,787,073
                                               ------------  ------------  --------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..................  (11,676,918)  (10,109,041)    (19,673,948)  (11,930,505)    (2,787,073)
                                               ------------  ------------  --------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -             -               -             -              -
  Realized gain (loss) on shares
   redeemed...................................   63,534,270    46,868,392      28,576,057             -      9,225,475
  Net change in unrealized gain (loss) on
   investments................................   22,411,675    (1,805,915)      6,723,115             -     38,641,282
                                               ------------  ------------  --------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................   85,945,945    45,062,477      35,299,172             -     47,866,757
                                               ------------  ------------  --------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 74,269,027  $ 34,953,436  $   15,625,224  $(11,930,505)  $ 45,079,684
                                               ============  ============  ==============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                               AST SMALL-
AST J.P. MORGAN    AST HERNDON                     CAP          AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST          GROWTH       MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD   OPPORTUNITIES    VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------- ------------  ------------  ---------------- ----------------
$1,109,217,819    $127,679,212  $249,186,136  $295,248,492  $118,991,574  $331,797,047   $           -     $270,286,856
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------
$1,109,217,819    $127,679,212  $249,186,136  $295,248,492  $118,991,574  $331,797,047   $           -     $270,286,856
==============    ============  ============  ============  ============  ============   =============     ============

$1,109,217,819    $127,679,212  $249,186,136  $295,248,492  $118,991,574  $331,797,047   $           -     $270,286,856
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------
$1,109,217,819    $127,679,212  $249,186,136  $295,248,492  $118,991,574  $331,797,047   $           -     $270,286,856
==============    ============  ============  ============  ============  ============   =============     ============

    69,640,678       7,116,082    12,385,518    13,632,895     4,942,939    11,173,111               -       17,204,065
==============    ============  ============  ============  ============  ============   =============     ============

    67,429,655       9,798,865    29,594,553    20,748,313     5,824,355    15,375,211               -       34,920,782
$        16.45    $      13.03  $       8.42  $      14.23  $      20.43  $      21.58   $           -     $       7.74
$  866,567,400    $ 93,282,396  $244,872,894  $196,206,006  $ 81,858,719  $203,548,574   $           -     $188,965,549

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                               AST SMALL-
AST J.P. MORGAN    AST HERNDON                     CAP          AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST          GROWTH       MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD   OPPORTUNITIES    VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------- ------------  ------------  ---------------- ----------------
  01/01/2014       01/01/2014    01/01/2014    01/01/2014    01/01/2014    01/01/2014      01/01/2014       01/01/2014
      TO               TO            TO            TO            TO            TO              TO               TO
  12/31/2014       12/31/2014    12/31/2014    12/31/2014    12/31/2014    12/31/2014     02/07/2014**      12/31/2014
---------------   ------------  ------------  ------------- ------------  ------------  ---------------- ----------------

$            -    $          -  $          -  $          -  $          -  $          -   $           -     $          -
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------

    20,201,056       2,264,506     5,010,167     5,083,192     1,873,013     5,636,787         479,035        4,523,178
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------

   (20,201,056)     (2,264,506)   (5,010,167)   (5,083,192)   (1,873,013)   (5,636,787)       (479,035)      (4,523,178)
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------

             -               -             -             -             -             -               -                -

    47,444,144      11,572,906    31,074,122    15,495,015    11,183,518    33,821,247     117,274,658       18,144,253

    13,550,228      (9,245,954)  (20,883,270)   (2,460,695)    4,489,381   (17,182,483)   (121,946,584)      10,791,513
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------

    60,994,372       2,326,952    10,190,852    13,034,320    15,672,899    16,638,764      (4,671,926)      28,935,766
--------------    ------------  ------------  ------------  ------------  ------------   -------------     ------------

$   40,793,316    $     62,446  $  5,180,685  $  7,951,128  $ 13,799,886  $ 11,001,977   $  (5,150,961)    $ 24,412,588
==============    ============  ============  ============  ============  ============   =============     ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $242,871,650    $349,898,546     $312,814,950    $1,088,140,993  $255,131,454
                                                ------------    ------------     ------------    --------------  ------------
  Net Assets..................................  $242,871,650    $349,898,546     $312,814,950    $1,088,140,993  $255,131,454
                                                ============    ============     ============    ==============  ============

NET ASSETS, representing:
  Accumulation units..........................  $242,871,650    $349,898,546     $312,814,950    $1,088,140,993  $255,131,454
                                                ------------    ------------     ------------    --------------  ------------
                                                $242,871,650    $349,898,546     $312,814,950    $1,088,140,993  $255,131,454
                                                ============    ============     ============    ==============  ============

  Units outstanding...........................     6,815,385      18,558,146       17,717,610        50,223,760    16,817,117
                                                ============    ============     ============    ==============  ============

  Portfolio shares held.......................    13,477,894      15,489,090       26,111,432        33,719,894    15,378,629
  Portfolio net asset value per share.........  $      18.02    $      22.59     $      11.98    $        32.27  $      16.59
  Investment in portfolio shares, at cost.....  $164,702,010    $222,130,483     $294,434,519    $  727,553,172  $150,114,318

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
                                                 01/01/2014      01/01/2014       01/01/2014       01/01/2014     01/01/2014
                                                     TO              TO               TO               TO             TO
                                                 12/31/2014      12/31/2014       12/31/2014       12/31/2014     12/31/2014
                                               --------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $          -    $          -     $          -    $            -  $          -
                                                ------------    ------------     ------------    --------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     3,753,003       5,843,386        4,987,025        17,785,468     4,108,218
                                                ------------    ------------     ------------    --------------  ------------

NET INVESTMENT INCOME (LOSS)..................    (3,753,003)     (5,843,386)      (4,987,025)      (17,785,468)   (4,108,218)
                                                ------------    ------------     ------------    --------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -               -                -                 -             -
  Realized gain (loss) on shares
   redeemed...................................    12,622,841      30,235,093        4,730,119       116,816,573    24,491,034
  Net change in unrealized gain (loss) on
   investments................................     3,443,863      13,394,930       14,120,190          (642,950)   (3,739,452)
                                                ------------    ------------     ------------    --------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................    16,066,704      43,630,023       18,850,309       116,173,623    20,751,582
                                                ------------    ------------     ------------    --------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 12,313,701    $ 37,786,637     $ 13,863,284    $   98,388,155  $ 16,643,364
                                                ============    ============     ============    ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------  -------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $319,978,842    $455,842,490   $162,003,766  $472,442,146  $1,680,167,793  $244,099,350  $189,182,661  $197,593,031
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $319,978,842    $455,842,490   $162,003,766  $472,442,146  $1,680,167,793  $244,099,350  $189,182,661  $197,593,031
  ============    ============   ============  ============  ==============  ============  ============  ============

  $319,978,842    $455,842,490   $162,003,766  $472,442,146  $1,680,167,793  $244,099,350  $189,182,661  $197,593,031
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $319,978,842    $455,842,490   $162,003,766  $472,442,146  $1,680,167,793  $244,099,350  $189,182,661  $197,593,031
  ============    ============   ============  ============  ==============  ============  ============  ============

    12,114,209      11,696,076      6,896,296    34,413,011      98,250,433    14,350,928     9,586,912     7,167,473
  ============    ============   ============  ============  ==============  ============  ============  ============

     9,157,952      16,576,091      5,094,458    45,690,730     131,160,640    18,436,507     8,961,756     9,485,983
  $      34.94    $      27.50   $      31.80  $      10.34  $        12.81  $      13.24  $      21.11  $      20.83
  $214,130,341    $249,049,524   $122,917,169  $481,469,127  $1,583,690,526  $167,863,734  $127,463,547  $192,165,152

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------  -------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
   01/01/2014      01/01/2014     01/01/2014    01/01/2014     01/01/2014     01/01/2014    01/01/2014    01/01/2014
       TO              TO             TO            TO             TO             TO            TO            TO
   12/31/2014      12/31/2014     12/31/2014    12/31/2014     12/31/2014     12/31/2014    12/31/2014    12/31/2014
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $          -    $          -   $          -  $          -  $            -  $          -  $          -  $          -
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

     4,964,585       6,996,416      2,736,500     8,601,975      30,470,242     4,357,421     2,409,722     3,667,573
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    (4,964,585)     (6,996,416)    (2,736,500)   (8,601,975)    (30,470,242)   (4,357,421)   (2,409,722)   (3,667,573)
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

             -               -              -             -               -             -             -             -
    28,821,478      46,580,112     14,283,404       836,169      22,704,154    16,413,475    12,742,538     7,022,515
    (5,990,052)     13,281,926     (9,469,739)     (822,178)     55,957,576     1,144,302    12,607,693   (24,198,020)
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    22,831,426      59,862,038      4,813,665        13,991      78,661,730    17,557,777    25,350,231   (17,175,505)
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

  $ 17,866,841    $ 52,865,622   $  2,077,165  $ (8,587,984) $   48,191,488  $ 13,200,356  $ 22,940,509  $(20,843,078)
  ============    ============   ============  ============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $2,272,782,141  $137,519,726  $257,973,305    $194,149,040   $205,537,881
                                                --------------  ------------  ------------    ------------   ------------
  Net Assets..................................  $2,272,782,141  $137,519,726  $257,973,305    $194,149,040   $205,537,881
                                                ==============  ============  ============    ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $2,272,782,141  $137,519,726  $257,973,305    $194,149,040   $205,537,881
                                                --------------  ------------  ------------    ------------   ------------
                                                $2,272,782,141  $137,519,726  $257,973,305    $194,149,040   $205,537,881
                                                ==============  ============  ============    ============   ============

  Units outstanding...........................     118,930,958     9,452,301    11,157,079      10,518,012     13,173,180
                                                ==============  ============  ============    ============   ============

  Portfolio shares held.......................      96,345,152     8,032,694    16,431,421       8,096,290     18,978,567
  Portfolio net asset value per share.........  $        23.59  $      17.12  $      15.70    $      23.98   $      10.83
  Investment in portfolio shares, at cost.....  $1,690,043,207  $119,233,959  $198,556,623    $169,651,638   $210,246,598

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
                                                  01/01/2014     01/01/2014    01/01/2014      01/01/2014     01/01/2014
                                                      TO             TO            TO              TO             TO
                                                  12/31/2014     12/31/2014    12/31/2014      12/31/2014     12/31/2014
                                               ---------------- ------------- ------------  ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $            -  $          -  $          -    $          -   $          -
                                                --------------  ------------  ------------    ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      39,399,286     2,598,844     4,215,258       3,300,330      3,594,087
                                                --------------  ------------  ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (39,399,286)   (2,598,844)   (4,215,258)     (3,300,330)    (3,594,087)
                                                --------------  ------------  ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........               -             -             -               -              -
  Realized gain (loss) on shares
   redeemed...................................      59,434,020     3,936,099    11,144,425       7,687,957      1,709,290
  Net change in unrealized gain (loss) on
   investments................................      70,008,924   (14,181,597)   (2,640,757)    (21,366,861)      (174,295)
                                                --------------  ------------  ------------    ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     129,442,944   (10,245,498)    8,503,668     (13,678,904)     1,534,995
                                                --------------  ------------  ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $   90,043,658  $(12,844,342) $  4,288,410    $(16,979,234)  $ (2,059,092)
                                                ==============  ============  ============    ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
  $414,734,742   $475,936,202  $5,062,624,513  $2,897,839,195  $3,056,528,856  $2,325,500,246   $917,204,463   $858,980,036
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $414,734,742   $475,936,202  $5,062,624,513  $2,897,839,195  $3,056,528,856  $2,325,500,246   $917,204,463   $858,980,036
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  $414,734,742   $475,936,202  $5,062,624,513  $2,897,839,195  $3,056,528,856  $2,325,500,246   $917,204,463   $858,980,036
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $414,734,742   $475,936,202  $5,062,624,513  $2,897,839,195  $3,056,528,856  $2,325,500,246   $917,204,463   $858,980,036
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    21,229,301     37,368,293     353,854,312     233,965,422     213,349,940     168,146,779     66,475,728     73,707,778
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    31,089,561     37,623,415     337,733,457     222,056,643     207,927,133     167,061,799     61,931,429     71,166,532
  $      13.34   $      12.65  $        14.99  $        13.05  $        14.70  $        13.92   $      14.81   $      12.07
  $337,770,975   $401,690,092  $3,624,324,649  $2,320,837,284  $2,281,354,610  $1,900,566,542   $721,600,632   $700,298,871

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
   01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014      01/01/2014      01/01/2014     01/01/2014
       TO             TO             TO              TO              TO              TO              TO             TO
   12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014      12/31/2014      12/31/2014     12/31/2014
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------

  $          -   $          -  $            -  $            -  $            -  $            -   $          -   $          -
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------



     7,404,803      8,539,722      95,283,306      57,734,006      54,634,447      43,983,111     15,938,566     14,854,359
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

    (7,404,803)    (8,539,722)    (95,283,306)    (57,734,006)    (54,634,447)    (43,983,111)   (15,938,566)   (14,854,359)
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

             -              -               -               -               -               -              -              -

    22,461,236     24,047,187     172,914,066     131,855,928      94,740,067      99,560,180     38,175,438     25,593,788

   (48,367,224)     1,562,782     163,443,253     (14,391,788)     99,904,188      37,377,302     15,401,546     18,877,466
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

   (25,905,988)    25,609,969     336,357,319     117,464,140     194,644,255     136,937,482     53,576,984     44,471,254
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------



  $(33,310,791)  $ 17,070,247  $  241,074,013  $   59,730,134  $  140,009,808  $   92,954,371   $ 37,638,418   $ 29,616,895
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $728,979,113  $761,419,983  $516,658,580   $497,795,539  $1,093,952
                                               ------------  ------------  ------------   ------------  ----------
  Net Assets.................................. $728,979,113  $761,419,983  $516,658,580   $497,795,539  $1,093,952
                                               ============  ============  ============   ============  ==========

NET ASSETS, representing:
  Accumulation units.......................... $728,979,113  $761,419,983  $516,658,580   $497,795,539  $1,093,952
                                               ------------  ------------  ------------   ------------  ----------
                                               $728,979,113  $761,419,983  $516,658,580   $497,795,539  $1,093,952
                                               ============  ============  ============   ============  ==========

  Units outstanding...........................   56,420,211    63,341,349    40,967,977     40,755,484      68,853
                                               ============  ============  ============   ============  ==========

  Portfolio shares held.......................   54,523,494    62,927,271    38,817,324     43,936,058      96,639
  Portfolio net asset value per share......... $      13.37  $      12.10  $      13.31   $      11.33  $    11.32
  Investment in portfolio shares, at cost..... $562,567,426  $643,210,946  $404,065,845   $469,402,460  $  988,941

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
                                                01/01/2014    01/01/2014    01/01/2014     01/01/2014   01/01/2014
                                                    TO            TO            TO             TO           TO
                                                12/31/2014    12/31/2014    12/31/2014     12/31/2014   12/31/2014
                                               ------------  ------------  ------------- -------------- -----------
INVESTMENT INCOME
  Dividend income............................. $          -  $          -  $          -   $          -  $   10,193
                                               ------------  ------------  ------------   ------------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   12,239,168    13,332,292     8,888,175      8,110,187      16,562
                                               ------------  ------------  ------------   ------------  ----------

NET INVESTMENT INCOME (LOSS)..................  (12,239,168)  (13,332,292)   (8,888,175)    (8,110,187)     (6,369)
                                               ------------  ------------  ------------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -             -             -              -     220,628
  Realized gain (loss) on shares
   redeemed...................................   24,408,832    23,665,914    15,588,934      2,135,593      52,505
  Net change in unrealized gain (loss) on
   investments................................   19,696,922     8,140,992    12,627,954     29,635,696    (213,823)
                                               ------------  ------------  ------------   ------------  ----------

NET GAIN (LOSS) ON INVESTMENTS................   44,105,754    31,806,906    28,216,888     31,771,289      59,310
                                               ------------  ------------  ------------   ------------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 31,866,586  $ 18,474,614  $ 19,328,713   $ 23,661,102  $   52,941
                                               ============  ============  ============   ============  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

COLUMBIA VARIABLE COLUMBIA VARIABLE PRUDENTIAL SP      NVIT
PORTFOLIO - ASSET PORTFOLIO - SMALL INTERNATIONAL   DEVELOPING      THE DOW     FIRST TRUST   GLOBAL DIVIDEND    NASDAQ
   ALLOCATION      COMPANY GROWTH      GROWTH         MARKETS       DART 10     TARGET FOCUS     TARGET 15     TARGET 15
 FUND - CLASS A    FUND - CLASS A     PORTFOLIO   FUND - CLASS II  PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
----------------- ----------------- ------------- --------------- ------------ -------------- --------------- ------------
   $4,337,950         $379,537       $5,552,393     $47,005,411   $         -   $         -     $         -    $       -
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------
   $4,337,950         $379,537       $5,552,393     $47,005,411   $         -   $         -     $         -    $       -
   ==========         ========       ==========     ===========   ===========   ===========     ===========    =========

   $4,337,950         $379,537       $5,552,393     $47,005,411   $         -   $         -     $         -    $       -
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------
   $4,337,950         $379,537       $5,552,393     $47,005,411   $         -   $         -     $         -    $       -
   ==========         ========       ==========     ===========   ===========   ===========     ===========    =========

      196,258           14,280          397,464       2,460,786             -             -               -            -
   ==========         ========       ==========     ===========   ===========   ===========     ===========    =========

      274,728           22,273          934,746       8,062,678             -             -               -            -
   $    15.79         $  17.04       $     5.94     $      5.83   $         -   $         -     $         -    $       -
   $3,307,219         $252,520       $4,918,693     $48,856,587   $         -   $         -     $         -    $       -

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

COLUMBIA VARIABLE COLUMBIA VARIABLE PRUDENTIAL SP      NVIT
PORTFOLIO - ASSET PORTFOLIO - SMALL INTERNATIONAL   DEVELOPING      THE DOW     FIRST TRUST   GLOBAL DIVIDEND    NASDAQ
   ALLOCATION      COMPANY GROWTH      GROWTH         MARKETS       DART 10     TARGET FOCUS     TARGET 15     TARGET 15
 FUND - CLASS A    FUND - CLASS A     PORTFOLIO   FUND - CLASS II  PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
----------------- ----------------- ------------- --------------- ------------ -------------- --------------- ------------
   01/01/2014        01/01/2014      01/01/2014     01/01/2014     01/01/2014    01/01/2014     01/01/2014     01/01/2014
       TO                TO              TO             TO             TO            TO             TO             TO
   12/31/2014        12/31/2014      12/31/2014     12/31/2014    04/25/2014**  04/25/2014**   04/25/2014**   04/25/2014**
----------------- ----------------- ------------- --------------- ------------ -------------- --------------- ------------
   $  109,644         $      -       $        -     $   465,506   $         -   $         -     $         -    $       -
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------



       44,849            3,856           90,738         830,811        33,632        29,338         123,792       22,526
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------

       64,795           (3,856)         (90,738)       (365,305)      (33,632)      (29,338)       (123,792)     (22,526)
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------

       97,657            6,709                -               -             -             -               -            -

       14,009           11,661          477,468      (1,952,719)    1,666,374     1,609,042       5,721,845      725,035

      205,446          (38,452)        (865,039)     (1,655,474)   (1,754,598)   (1,411,311)     (6,261,845)    (679,650)
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------

      317,112          (20,082)        (387,571)     (3,608,193)      (88,224)      197,731        (540,000)      45,385
   ----------         --------       ----------     -----------   -----------   -----------     -----------    ---------

   $  381,907         $(23,938)      $ (478,309)    $(3,973,498)  $  (121,856)  $   168,393     $  (663,792)   $  22,859
   ==========         ========       ==========     ===========   ===========   ===========     ===========    =========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                TARGET      VALUE LINE
                                               S&P TARGET 24    MANAGED     TARGET 25     THE DOW TARGET    PROFUND VP
                                                 PORTFOLIO   VIP PORTFOLIO  PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30
                                               ------------- ------------- ------------ ------------------ -----------
ASSETS
  Investment in the portfolios, at fair value.  $         -   $         -  $         -     $         -     $12,317,966
                                                -----------   -----------  -----------     -----------     -----------
  Net Assets..................................  $         -   $         -  $         -     $         -     $12,317,966
                                                ===========   ===========  ===========     ===========     ===========

NET ASSETS, representing:
  Accumulation units..........................  $         -   $         -  $         -     $         -     $12,317,966
                                                -----------   -----------  -----------     -----------     -----------
                                                $         -   $         -  $         -     $         -     $12,317,966
                                                ===========   ===========  ===========     ===========     ===========

  Units outstanding...........................            -             -            -               -         549,072
                                                ===========   ===========  ===========     ===========     ===========

  Portfolio shares held.......................            -             -            -               -         223,719
  Portfolio net asset value per share.........  $         -             -            -               -           55.06
  Investment in portfolio shares, at cost.....  $         -   $         -  $         -     $         -     $12,656,806

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                TARGET      VALUE LINE
                                               S&P TARGET 24    MANAGED     TARGET 25     THE DOW TARGET    PROFUND VP
                                                 PORTFOLIO   VIP PORTFOLIO  PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30
                                               ------------- ------------- ------------ ------------------ -----------
                                                01/01/2014    01/01/2014    01/01/2014      01/01/2014      01/01/2014
                                                    TO            TO            TO              TO              TO
                                               04/25/2014**  04/25/2014**  04/25/2014**    04/25/2014**     12/31/2014
                                               ------------- ------------- ------------ ------------------ -----------
INVESTMENT INCOME
  Dividend income.............................  $         -   $         -  $         -     $         -     $    11,792
                                                -----------   -----------  -----------     -----------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       47,296       101,613       27,852          82,342         241,411
                                                -----------   -----------  -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)..................      (47,296)     (101,613)     (27,852)        (82,342)       (229,619)
                                                -----------   -----------  -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -             -            -               -               -
  Realized gain (loss) on shares
   redeemed...................................    2,592,939     7,609,651    2,431,885       4,448,896       1,931,428
  Net change in unrealized gain (loss) on
   investments................................   (2,667,085)   (7,667,963)  (1,971,679)     (3,855,186)     (2,379,641)
                                                -----------   -----------  -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS................      (74,146)      (58,312)     460,206         593,710        (448,213)
                                                -----------   -----------  -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  (121,442)  $  (159,925) $   432,354     $   511,368     $  (677,832)
                                                ===========   ===========  ===========     ===========     ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                          PROFUND VP                             PROFUND VP    PROFUND VP
PROFUND VP     PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
  BANKS           BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES     PORTFOLIO
----------    -----------  ------------- -----------  -----------  -----------  -----------  --------------
$4,619,120    $ 5,964,091   $22,711,362  $ 9,745,127  $12,418,385  $56,458,616  $11,145,749   $16,703,713
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------
$4,619,120    $ 5,964,091   $22,711,362  $ 9,745,127  $12,418,385  $56,458,616  $11,145,749   $16,703,713
==========    ===========   ===========  ===========  ===========  ===========  ===========   ===========

$4,619,120    $ 5,964,091   $22,711,362  $ 9,745,127  $12,418,385  $56,458,616  $11,145,749   $16,703,713
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------
$4,619,120    $ 5,964,091   $22,711,362  $ 9,745,127  $12,418,385  $56,458,616  $11,145,749   $16,703,713
==========    ===========   ===========  ===========  ===========  ===========  ===========   ===========

   639,173      2,385,698       723,709      522,248      808,588    3,407,628      605,758       863,098
==========    ===========   ===========  ===========  ===========  ===========  ===========   ===========

   254,497        611,702       328,531      173,834      752,629    1,369,690      173,745       298,174
$    18.15    $      9.75   $     69.13  $     56.06  $     16.50  $     41.22  $     64.15   $     56.02
$4,312,432    $ 6,253,022   $21,960,208  $ 9,894,470  $10,919,874  $55,354,812  $10,041,537   $15,725,559

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                          PROFUND VP                             PROFUND VP    PROFUND VP
PROFUND VP     PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
  BANKS           BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES     PORTFOLIO
----------    -----------  ------------- -----------  -----------  -----------  -----------  --------------
01/01/2014     01/01/2014   01/01/2014    01/01/2014   01/01/2014   01/01/2014   01/01/2014    01/01/2014
    TO             TO           TO            TO           TO           TO           TO            TO
12/31/2014     12/31/2014   12/31/2014    12/31/2014   12/31/2014   12/31/2014   12/31/2014    12/31/2014
----------    -----------  ------------- -----------  -----------  -----------  -----------  --------------
$    4,565    $         -   $         -  $    82,097  $         -  $         -  $         -   $    85,673
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------



    74,725        111,894       274,083      212,707      161,161      660,507      193,596       241,952
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------

   (70,160)      (111,894)     (274,083)    (130,610)    (161,161)    (660,507)    (193,596)     (156,279)
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------

         -              -     1,314,161            -    3,497,480    1,037,727       12,711             -

    74,091     (1,590,448)    5,150,442    2,152,664     (636,349)   4,311,956    2,711,667     2,425,588

    81,631        373,949    (2,444,297)  (2,000,945)    (139,165)    (945,785)  (1,845,853)   (1,111,496)
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------

   155,722     (1,216,499)    4,020,306      151,719    2,721,966    4,403,898      878,525     1,314,092
----------    -----------   -----------  -----------  -----------  -----------  -----------   -----------

$   85,562    $(1,328,393)  $ 3,746,223  $    21,109  $ 2,560,805  $ 3,743,391  $   684,929   $ 1,157,813
==========    ===========   ===========  ===========  ===========  ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP
                                                OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE
                                               -----------  -----------  -----------  --------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $25,967,146  $12,684,129  $20,489,767    $17,723,263   $52,235,612
                                               -----------  -----------  -----------    -----------   -----------
  Net Assets.................................. $25,967,146  $12,684,129  $20,489,767    $17,723,263   $52,235,612
                                               ===========  ===========  ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $25,967,146  $12,684,129  $20,489,767    $17,723,263   $52,235,612
                                               -----------  -----------  -----------    -----------   -----------
                                               $25,967,146  $12,684,129  $20,489,767    $17,723,263   $52,235,612
                                               ===========  ===========  ===========    ===========   ===========

  Units outstanding...........................   1,124,458    1,052,151    1,954,124        863,670     2,579,441
                                               ===========  ===========  ===========    ===========   ===========

  Portfolio shares held.......................     582,876      543,218      649,850        735,100       817,459
  Portfolio net asset value per share......... $     44.55  $     23.35  $     31.53    $     24.11   $     63.90
  Investment in portfolio shares, at cost..... $29,489,147  $13,781,055  $17,695,590    $16,809,182   $43,159,006

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP
                                                OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE
                                               -----------  -----------  -----------  --------------- -----------
                                                01/01/2014   01/01/2014   01/01/2014    01/01/2014    01/01/2014
                                                    TO           TO           TO            TO            TO
                                                12/31/2014   12/31/2014   12/31/2014    12/31/2014    12/31/2014
                                               -----------  -----------  -----------  --------------- -----------
INVESTMENT INCOME
  Dividend income............................. $   138,544  $   260,102  $    40,594    $    32,012   $    33,400
                                               -----------  -----------  -----------    -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     488,547      263,823      324,340        251,146       718,884
                                               -----------  -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..................    (350,003)      (3,721)    (283,746)      (219,134)     (685,484)
                                               -----------  -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........   2,241,062            -            -              -             -
  Realized gain (loss) on shares
   redeemed...................................   1,787,177    1,253,621    1,990,845      3,717,056     6,067,217
  Net change in unrealized gain (loss) on
   investments................................  (7,521,487)  (3,476,655)     121,288      1,283,948     2,700,178
                                               -----------  -----------  -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................  (3,493,248)  (2,223,034)   2,112,133      5,001,004     8,767,395
                                               -----------  -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(3,843,251) $(2,226,755) $ 1,828,387    $ 4,781,870   $ 8,081,911
                                               ===========  ===========  ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                       PROFUND VP   PROFUND VP
ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
  YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
-------------- -----------  -----------  -----------  --------------- -----------  -----------  ---------------
 $11,927,859   $12,137,561  $ 5,279,059  $ 7,391,582    $15,781,160   $23,083,180  $17,298,542    $10,881,756
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------
 $11,927,859   $12,137,561  $ 5,279,059  $ 7,391,582    $15,781,160   $23,083,180  $17,298,542    $10,881,756
 ===========   ===========  ===========  ===========    ===========   ===========  ===========    ===========

 $11,927,859   $12,137,561  $ 5,279,059  $ 7,391,582    $15,781,160   $23,083,180  $17,298,542    $10,881,756
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------
 $11,927,859   $12,137,561  $ 5,279,059  $ 7,391,582    $15,781,160   $23,083,180  $17,298,542    $10,881,756
 ===========   ===========  ===========  ===========    ===========   ===========  ===========    ===========

     645,923       629,230      123,537      641,077      2,216,874     1,099,320      801,898        716,987
 ===========   ===========  ===========  ===========    ===========   ===========  ===========    ===========

     406,678       201,253       68,134      715,545        880,154       478,805      410,794        279,809
 $     29.33   $     60.31  $     77.48  $     10.33    $     17.93   $     48.21  $     42.11    $     38.89
 $11,930,511   $11,330,235    5,153,157  $ 7,045,308    $18,464,651   $22,508,245  $16,914,772    $10,395,658

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                       PROFUND VP   PROFUND VP
ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
  YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
-------------- -----------  -----------  -----------  --------------- -----------  -----------  ---------------
  01/01/2014   01/01/2014    01/01/2014   01/01/2014    01/01/2014     01/01/2014   01/01/2014    01/01/2014
      TO           TO            TO           TO            TO             TO           TO            TO
  12/31/2014   12/31/2014    12/31/2014   12/31/2014    12/31/2014     12/31/2014   12/31/2014    12/31/2014
-------------- -----------  -----------  -----------  --------------- -----------  -----------  ---------------

 $   663,958   $    29,436  $         -  $         -    $         -   $         -  $    27,843    $    84,947
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------



     238,977       207,658      106,734      124,553        342,021       363,981      331,371        148,210
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------

     424,981      (178,222)    (106,734)    (124,553)      (342,021)     (363,981)    (303,528)       (63,263)
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------

     220,954             -      321,673    3,383,174              -     1,982,453            -        424,096
    (185,202)    1,938,124      714,964   (2,855,623)    (3,587,505)    1,187,217    2,654,581      1,047,292
    (402,333)   (1,610,856)  (1,487,015)    (857,972)    (1,590,984)   (1,978,428)  (1,085,433)        32,429
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------

    (366,581)      327,268     (450,378)    (330,421)    (5,178,489)    1,191,242    1,569,148      1,503,817
 -----------   -----------  -----------  -----------    -----------   -----------  -----------    -----------

 $    58,400   $   149,046  $  (557,112) $  (454,974)   $(5,520,510)  $   827,261  $ 1,265,620    $ 1,440,554
 ===========   ===========  ===========  ===========    ===========   ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                         SUBACCOUNTS
                                               ---------------------------------------------------------------
                                                            PROFUND VP                              PROFUND VP
                                               PROFUND VP  RISING RATES  PROFUND VP   PROFUND VP    SMALL-CAP
                                               REAL ESTATE OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR    GROWTH
                                               ----------- ------------ -----------  ------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $16,398,977 $12,483,460  $30,971,656   $3,403,595   $23,074,896
                                               ----------- -----------  -----------   ----------   -----------
  Net Assets.................................. $16,398,977 $12,483,460  $30,971,656   $3,403,595   $23,074,896
                                               =========== ===========  ===========   ==========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $16,398,977 $12,483,460  $30,971,656   $3,403,595   $23,074,896
                                               ----------- -----------  -----------   ----------   -----------
                                               $16,398,977 $12,483,460  $30,971,656   $3,403,595   $23,074,896
                                               =========== ===========  ===========   ==========   ===========

  Units outstanding...........................     690,524   6,709,721    1,970,614      327,800     1,014,937
                                               =========== ===========  ===========   ==========   ===========

  Portfolio shares held.......................     261,006   2,201,668      900,077      104,181       616,152
  Portfolio net asset value per share......... $     62.83 $      5.67  $     34.41   $    32.67   $     37.45
  Investment in portfolio shares, at cost..... $15,111,754 $13,201,000  $30,310,963   $3,276,700   $22,082,048

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                         SUBACCOUNTS
                                               ---------------------------------------------------------------
                                                            PROFUND VP                              PROFUND VP
                                               PROFUND VP  RISING RATES  PROFUND VP   PROFUND VP    SMALL-CAP
                                               REAL ESTATE OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR    GROWTH
                                               ----------- ------------ -----------  ------------- -----------
                                               01/01/2014   01/01/2014   01/01/2014   01/01/2014    01/01/2014
                                                   TO           TO           TO           TO            TO
                                               12/31/2014   12/31/2014   12/31/2014   12/31/2014    12/31/2014
                                               ----------- ------------ -----------  ------------- -----------
INVESTMENT INCOME
  Dividend income............................. $   251,321 $         -  $         -   $    4,291   $         -
                                               ----------- -----------  -----------   ----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     238,583     222,913      414,311       41,093       414,430
                                               ----------- -----------  -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)..................      12,738    (222,913)    (414,311)     (36,802)     (414,430)
                                               ----------- -----------  -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           -           -      941,333            -     3,297,513
  Realized gain (loss) on shares
   redeemed...................................     734,214  (4,215,939)   4,012,035      784,692      (389,526)
  Net change in unrealized gain (loss) on
   investments................................   2,135,254  (1,009,359)    (728,545)      44,013    (3,829,153)
                                               ----------- -----------  -----------   ----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................   2,869,468  (5,225,298)   4,224,823      828,705      (921,166)
                                               ----------- -----------  -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 2,882,206 $(5,448,211) $ 3,810,512   $  791,903   $(1,335,596)
                                               =========== ===========  ===========   ==========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
  SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
 MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
----------  ----------  ---------- -----------  ----------  ------------------ ------------ ---------------
 $526,556   $1,065,418   $687,605  $13,800,291  $6,252,391      $6,332,046     $23,522,950    $42,098,782
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------
 $526,556   $1,065,418   $687,605  $13,800,291  $6,252,391      $6,332,046     $23,522,950    $42,098,782
 ========   ==========   ========  ===========  ==========      ==========     ===========    ===========

 $526,556   $1,065,418   $687,605  $13,800,291  $6,252,391      $6,332,046     $23,522,950    $42,098,782
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------
 $526,556   $1,065,418   $687,605  $13,800,291  $6,252,391      $6,332,046     $23,522,950    $42,098,782
 ========   ==========   ========  ===========  ==========      ==========     ===========    ===========

  248,877      831,968    338,776      702,203     592,092         627,384         845,480      8,526,695
 ========   ==========   ========  ===========  ==========      ==========     ===========    ===========

   74,795       54,497     35,316      326,094     231,057         743,198         380,200        601,669
 $   7.04   $    19.55   $  19.47  $     42.32  $    27.06      $     8.52     $     61.87    $     69.97
 $541,601   $1,139,411   $708,627  $13,284,084  $5,716,894      $6,530,819     $23,378,650    $38,395,550

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
  SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
 MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
----------  ----------  ---------- -----------  ----------  ------------------ ------------ ---------------
01/01/2014  01/01/2014  01/01/2014  01/01/2014  01/01/2014      01/01/2014      01/01/2014    01/01/2014
    TO          TO          TO          TO          TO              TO              TO            TO
12/31/2014  12/31/2014  12/31/2014  12/31/2014  12/31/2014      12/31/2014      12/31/2014    12/31/2014
----------  ----------  ---------- -----------  ----------  ------------------ ------------ ---------------

 $      -   $        -   $      -  $         -  $        -      $  244,535     $         -    $         -
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------

    8,630       27,709     15,016      255,606      84,842         113,429         291,095        458,408
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------

   (8,630)     (27,709)   (15,016)    (255,606)    (84,842)        131,106        (291,095)      (458,408)
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------

        -            -          -      724,872           -               -               -              -
  (51,543)    (501,595)   (59,057)   2,261,737   1,110,082         (85,510)      3,481,705     14,472,386
  (12,941)       7,571    (17,547)  (2,340,552)   (165,988)       (124,577)     (1,432,590)    (3,384,333)
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------

  (64,484)    (494,024)   (76,604)     646,057     944,094        (210,087)      2,049,115     11,088,053
 --------   ----------   --------  -----------  ----------      ----------     -----------    -----------

 $(73,114)  $ (521,733)  $(91,620) $   390,451  $  859,252      $  (78,981)    $ 1,758,020    $10,629,645
 ========   ==========   ========  ===========  ==========      ==========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                         SUBACCOUNTS
                                               ---------------------------------------------------------------


                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT
                                               ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA
                                               -------------- ----------- -----------  -----------  ----------
ASSETS
  Investment in the portfolios, at fair value.  $10,465,996   $33,521,848 $37,627,457  $28,106,666  $1,746,005
                                                -----------   ----------- -----------  -----------  ----------
  Net Assets..................................  $10,465,996   $33,521,848 $37,627,457  $28,106,666  $1,746,005
                                                ===========   =========== ===========  ===========  ==========

NET ASSETS, representing:
  Accumulation units..........................  $10,465,996   $33,521,848 $37,627,457  $28,106,666  $1,746,005
                                                -----------   ----------- -----------  -----------  ----------
                                                $10,465,996   $33,521,848 $37,627,457  $28,106,666  $1,746,005
                                                ===========   =========== ===========  ===========  ==========

  Units outstanding...........................      560,642     1,719,667   2,195,905    1,950,164     158,866
                                                ===========   =========== ===========  ===========  ==========

  Portfolio shares held.......................      489,981       771,682     657,478      728,529      11,197
  Portfolio net asset value per share.........  $     21.36   $     43.44 $     57.23  $     38.58  $   155.94
  Investment in portfolio shares, at cost.....  $ 9,979,302   $29,444,155 $35,595,177  $26,417,254  $  857,414

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                         SUBACCOUNTS
                                               ---------------------------------------------------------------


                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT
                                               ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA
                                               -------------- ----------- -----------  -----------  ----------
                                                 01/01/2014   01/01/2014   01/01/2014   01/01/2014  01/01/2014
                                                     TO           TO           TO           TO          TO
                                                 12/31/2014   12/31/2014   12/31/2014   12/31/2014  12/31/2014
                                               -------------- ----------- -----------  -----------  ----------
INVESTMENT INCOME
  Dividend income.............................  $         -   $   497,410 $    29,499  $   128,227  $    1,535
                                                -----------   ----------- -----------  -----------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      160,928       461,389     444,162      314,187      22,971
                                                -----------   ----------- -----------  -----------  ----------

NET INVESTMENT INCOME (LOSS)..................     (160,928)       36,021    (414,663)    (185,960)    (21,436)
                                                -----------   ----------- -----------  -----------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    1,874,540             -           -            -           -
  Realized gain (loss) on shares
   redeemed...................................     (542,285)    2,303,172   5,587,960    2,291,727     171,850
  Net change in unrealized gain (loss) on
   investments................................     (681,036)    3,666,336  (2,283,883)     121,237     126,517
                                                -----------   ----------- -----------  -----------  ----------

NET GAIN (LOSS) ON INVESTMENTS................      651,219     5,969,508   3,304,077    2,412,964     298,367
                                                -----------   ----------- -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $   490,291   $ 6,005,529 $ 2,889,414  $ 2,227,004  $  276,931
                                                ===========   =========== ===========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                           WELLS FARGO    WELLS FARGO    WELLS FARGO    WELLS FARGO
                            INVESCO V.I.                   ADVANTAGE VT   ADVANTAGE VT   ADVANTAGE VT   ADVANTAGE VT
               RYDEX VT     GLOBAL HEALTH  INVESCO V.I.    INDEX ASSET   INTERNATIONAL    SMALL CAP     TOTAL RETURN
 RYDEX VT   INVERSE S&P 500  CARE FUND -    TECHNOLOGY      ALLOCATION       EQUITY         GROWTH          BOND
NASDAQ-100     STRATEGY       SERIES I    FUND - SERIES I FUND - CLASS 2 FUND - CLASS 2 FUND - CLASS 2 FUND - CLASS 2
----------  --------------- ------------- --------------- -------------- -------------- -------------- --------------
$9,893,842      $39,012      $52,379,874    $21,265,250    $27,689,796      $509,864      $1,620,066     $3,403,090
----------      -------      -----------    -----------    -----------      --------      ----------     ----------
$9,893,842      $39,012      $52,379,874    $21,265,250    $27,689,796      $509,864      $1,620,066     $3,403,090
==========      =======      ===========    ===========    ===========      ========      ==========     ==========

$9,893,842      $39,012      $52,379,874    $21,265,250    $27,689,796      $509,864      $1,620,066     $3,403,090
----------      -------      -----------    -----------    -----------      --------      ----------     ----------
$9,893,842      $39,012      $52,379,874    $21,265,250    $27,689,796      $509,864      $1,620,066     $3,403,090
==========      =======      ===========    ===========    ===========      ========      ==========     ==========

   737,998       12,658        1,946,086      2,382,012        706,761        61,078          81,125        180,279
==========      =======      ===========    ===========    ===========      ========      ==========     ==========

   293,586        2,337        1,550,618      1,076,722      1,502,431       103,003         162,657        323,795
$    33.70      $ 16.69      $     33.78    $     19.75    $     18.43      $   4.95      $     9.96     $    10.51
$6,146,150      $89,574      $35,959,886    $17,360,930    $19,019,376      $498,316      $1,109,225     $3,301,826

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                                           WELLS FARGO    WELLS FARGO    WELLS FARGO    WELLS FARGO
                            INVESCO V.I.                   ADVANTAGE VT   ADVANTAGE VT   ADVANTAGE VT   ADVANTAGE VT
               RYDEX VT     GLOBAL HEALTH  INVESCO V.I.    INDEX ASSET   INTERNATIONAL    SMALL CAP     TOTAL RETURN
 RYDEX VT   INVERSE S&P 500  CARE FUND -    TECHNOLOGY      ALLOCATION       EQUITY         GROWTH          BOND
NASDAQ-100     STRATEGY       SERIES I    FUND - SERIES I FUND - CLASS 2 FUND - CLASS 2 FUND - CLASS 2 FUND - CLASS 2
----------  --------------- ------------- --------------- -------------- -------------- -------------- --------------
01/01/2014    01/01/2014     01/01/2014     01/01/2014      01/01/2014     01/01/2014     01/01/2014     01/01/2014
    TO            TO             TO             TO              TO             TO             TO             TO
12/31/2014    12/31/2014     12/31/2014     12/31/2014      12/31/2014     12/31/2014     12/31/2014     12/31/2014
----------  --------------- ------------- --------------- -------------- -------------- -------------- --------------

$        -      $     -      $         -    $         -    $   412,757      $ 15,263      $        -     $   49,073
----------      -------      -----------    -----------    -----------      --------      ----------     ----------



   134,538          618          710,858        296,162        383,329         8,000          23,288         50,777
----------      -------      -----------    -----------    -----------      --------      ----------     ----------

  (134,538)        (618)        (710,858)      (296,162)        29,428         7,263         (23,288)        (1,704)
----------      -------      -----------    -----------    -----------      --------      ----------     ----------

   550,376            -        1,863,177      1,730,295              -        13,167         147,659              -

   408,125       (4,823)       5,359,873      1,595,299        918,762        (8,311)        159,888         30,217

   586,623       (2,006)       1,258,371     (1,145,575)     3,175,810       (51,413)       (348,873)       118,023
----------      -------      -----------    -----------    -----------      --------      ----------     ----------

 1,545,124       (6,829)       8,481,421      2,180,019      4,094,572       (46,557)        (41,326)       148,240
----------      -------      -----------    -----------    -----------      --------      ----------     ----------



$1,410,586      $(7,447)     $ 7,770,563    $ 1,883,857    $ 4,124,000      $(39,294)     $  (64,614)    $  146,536
==========      =======      ===========    ===========    ===========      ========      ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                               AST PRUDENTIAL                      AST
                                               AST FI PYRAMIS      GROWTH       AST ADVANCED    INVESTMENT
                                                QUANTITATIVE     ALLOCATION      STRATEGIES     GRADE BOND      AST BOND
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO 2015
                                               --------------  --------------  --------------  ------------  --------------
ASSETS
  Investment in the portfolios, at fair value. $1,364,995,130  $2,292,578,757  $2,024,232,881  $633,172,865   $33,449,905
                                               --------------  --------------  --------------  ------------   -----------
  Net Assets.................................. $1,364,995,130  $2,292,578,757  $2,024,232,881  $633,172,865   $33,449,905
                                               ==============  ==============  ==============  ============   ===========

NET ASSETS, representing:
  Accumulation units.......................... $1,364,995,130  $2,292,578,757  $2,024,232,881  $633,172,865   $33,449,905
                                               --------------  --------------  --------------  ------------   -----------
                                               $1,364,995,130  $2,292,578,757  $2,024,232,881  $633,172,865   $33,449,905
                                               ==============  ==============  ==============  ============   ===========

  Units outstanding...........................    113,449,262     185,765,255     140,665,631    41,948,706     2,817,214
                                               ==============  ==============  ==============  ============   ===========

  Portfolio shares held.......................    112,716,361     175,542,018     135,490,822    92,840,596     3,700,211
  Portfolio net asset value per share......... $        12.11  $        13.06  $        14.94  $       6.82   $      9.04
  Investment in portfolio shares, at cost..... $1,094,723,779  $1,780,600,947  $1,504,319,079  $627,094,045   $34,409,510

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                               AST PRUDENTIAL                      AST
                                               AST FI PYRAMIS      GROWTH       AST ADVANCED    INVESTMENT
                                                QUANTITATIVE     ALLOCATION      STRATEGIES     GRADE BOND      AST BOND
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO 2015
                                               --------------  --------------  --------------  ------------  --------------
                                                 01/01/2014      01/01/2014      01/01/2014     01/01/2014     01/01/2014
                                                     TO              TO              TO             TO             TO
                                                 12/31/2014      12/31/2014      12/31/2014     12/31/2014     12/31/2014
                                               --------------  --------------  --------------  ------------  --------------
INVESTMENT INCOME
  Dividend income............................. $            -  $            -  $            -  $          -   $         -
                                               --------------  --------------  --------------  ------------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     26,263,444      40,595,322      37,718,439     9,826,900       748,243
                                               --------------  --------------  --------------  ------------   -----------

NET INVESTMENT INCOME (LOSS)..................    (26,263,444)    (40,595,322)    (37,718,439)   (9,826,900)     (748,243)
                                               --------------  --------------  --------------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -               -             -             -
  Realized gain (loss) on shares
   redeemed...................................     60,284,946      74,300,700      72,331,654    43,643,192      (660,024)
  Net change in unrealized gain (loss) on
   investments................................    (17,651,025)    116,767,262      48,658,894    (5,294,704)      637,619
                                               --------------  --------------  --------------  ------------   -----------

NET GAIN (LOSS) ON INVESTMENTS................     42,633,921     191,067,962     120,990,548    38,348,488       (22,405)
                                               --------------  --------------  --------------  ------------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   16,370,477  $  150,472,640  $   83,272,109  $ 28,521,588   $  (770,648)
                                               ==============  ==============  ==============  ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                               AST PARAMETRIC                                 AST BOSTON
                                                  EMERGING                                     PARTNERS       AST JENNISON
   AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH
PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO
-------------- -------------- ---------------- -------------- -------------- -------------- --------------- ----------------
 $73,254,672    $59,083,079     $47,309,270     $128,435,084    $9,633,270    $133,908,374    $31,414,131     $44,599,812
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------
 $73,254,672    $59,083,079     $47,309,270     $128,435,084    $9,633,270    $133,908,374    $31,414,131     $44,599,812
 ===========    ===========     ===========     ============    ==========    ============    ===========     ===========

 $73,254,672    $59,083,079     $47,309,270     $128,435,084    $9,633,270    $133,908,374    $31,414,131     $44,599,812
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------
 $73,254,672    $59,083,079     $47,309,270     $128,435,084    $9,633,270    $133,908,374    $31,414,131     $44,599,812
 ===========    ===========     ===========     ============    ==========    ============    ===========     ===========

   5,596,118      4,464,881       3,551,291       13,467,401       908,054      12,075,160      1,881,196       2,432,317
 ===========    ===========     ===========     ============    ==========    ============    ===========     ===========

   5,936,359      5,752,977       4,220,274       15,021,647     1,107,272      20,444,027      1,720,380       2,126,839
 $     12.34    $     10.27     $     11.21     $       8.55    $     8.70    $       6.55    $     18.26     $     20.97
 $71,721,269    $56,564,751     $41,028,533     $130,103,687    $9,569,900    $128,953,552    $27,127,991     $36,426,494

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                               AST PARAMETRIC                                 AST BOSTON
                                                  EMERGING                                     PARTNERS       AST JENNISON
   AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH
PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO
-------------- -------------- ---------------- -------------- -------------- -------------- --------------- ----------------
  01/01/2014     01/01/2014      01/01/2014      01/01/2014     01/01/2014     01/01/2014     01/01/2014       01/01/2014
      TO             TO              TO              TO             TO             TO             TO               TO
  12/31/2014     12/31/2014      12/31/2014      12/31/2014     12/31/2014     12/31/2014     12/31/2014       12/31/2014
-------------- -------------- ---------------- -------------- -------------- -------------- --------------- ----------------
 $         -    $         -     $         -     $          -    $        -    $          -    $         -     $         -
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------

   1,941,715      1,528,394         782,351        2,342,003       243,411       3,237,602        493,825         657,659
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------

  (1,941,715)    (1,528,394)       (782,351)      (2,342,003)     (243,411)     (3,237,602)      (493,825)       (657,659)
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------

           -              -               -                -             -               -              -               -
     267,670        157,019       2,341,594        2,809,793        77,636       4,047,418      1,994,962       4,960,106
   2,529,196      3,195,423       3,604,648       (8,876,641)       (1,571)      6,251,080        935,849      (1,757,974)
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------

   2,796,866      3,352,442       5,946,242       (6,066,848)       76,065      10,298,498      2,930,811       3,202,132
 -----------    -----------     -----------     ------------    ----------    ------------    -----------     -----------

 $   855,151    $ 1,824,048     $ 5,163,891     $ (8,408,851)   $ (167,346)   $  7,060,896    $ 2,436,986     $ 2,544,473
 ===========    ===========     ===========     ============    ==========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------

                                                                                                             WELLS FARGO
                                                                               WELLS FARGO    WELLS FARGO    ADVANTAGE VT
                                                                              ADVANTAGE VT    ADVANTAGE VT    SMALL CAP
                                                  AST BOND       AST BOND    INTRINSIC VALUE  OMEGA GROWTH      VALUE
                                               PORTFOLIO 2017 PORTFOLIO 2021 FUND - CLASS 2  FUND - CLASS 2 FUND - CLASS 1
                                               -------------- -------------- --------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $26,981,600    $153,971,685    $16,606,432     $2,704,665     $1,045,021
                                                -----------    ------------    -----------     ----------     ----------
  Net Assets..................................  $26,981,600    $153,971,685    $16,606,432     $2,704,665     $1,045,021
                                                ===========    ============    ===========     ==========     ==========

NET ASSETS, representing:
  Accumulation units..........................  $26,981,600    $153,971,685    $16,606,432     $2,704,665     $1,045,021
                                                -----------    ------------    -----------     ----------     ----------
                                                $26,981,600    $153,971,685    $16,606,432     $2,704,665     $1,045,021
                                                ===========    ============    ===========     ==========     ==========

  Units outstanding...........................    2,367,527      11,893,215        921,573        141,818         73,161
                                                ===========    ============    ===========     ==========     ==========

  Portfolio shares held.......................    2,235,427      10,982,289        803,796        100,583         93,724
  Portfolio net asset value per share.........  $     12.07    $      14.02    $     20.66     $    26.89     $    11.15
  Investment in portfolio shares, at cost.....  $26,515,451    $150,821,026    $11,429,016     $2,305,706     $  747,791

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------

                                                                                                             WELLS FARGO
                                                                               WELLS FARGO    WELLS FARGO    ADVANTAGE VT
                                                                              ADVANTAGE VT    ADVANTAGE VT    SMALL CAP
                                                  AST BOND       AST BOND    INTRINSIC VALUE  OMEGA GROWTH      VALUE
                                               PORTFOLIO 2017 PORTFOLIO 2021 FUND - CLASS 2  FUND - CLASS 2 FUND - CLASS 1
                                               -------------- -------------- --------------- -------------- --------------
                                                 01/01/2014     01/01/2014     01/01/2014      01/01/2014     01/01/2014
                                                     TO             TO             TO              TO             TO
                                                 12/31/2014     12/31/2014     12/31/2014      12/31/2014     12/31/2014
                                               -------------- -------------- --------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $         -    $          -    $   133,290     $        -     $    7,113
                                                -----------    ------------    -----------     ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      814,762       1,972,023        260,196         44,515         16,000
                                                -----------    ------------    -----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)..................     (814,762)     (1,972,023)      (126,906)       (44,515)        (8,887)
                                                -----------    ------------    -----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -               -              -        651,829              -
  Realized gain (loss) on shares
   redeemed...................................      248,761       2,077,734      1,846,292        360,045         95,178
  Net change in unrealized gain (loss) on
   investments................................      406,162       3,473,284       (289,048)      (892,542)       (48,880)
                                                -----------    ------------    -----------     ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................      654,923       5,551,018      1,557,244        119,332         46,298
                                                -----------    ------------    -----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  (159,839)   $  3,578,995    $ 1,430,338     $   74,817     $   37,411
                                                ===========    ============    ===========     ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                                            COLUMBIA
                WELLS FARGO    WELLS FARGO                                    AST                           VARIABLE
 WELLS FARGO    ADVANTAGE VT   ADVANTAGE VT                     AST        BLACKROCK     INVESCO V.I.   PORTFOLIO - U.S.
 ADVANTAGE VT    SMALL CAP    INTERNATIONAL                 QUANTITATIVE     GLOBAL       DIVERSIFIED      GOVERNMENT
 OMEGA GROWTH      GROWTH         EQUITY        AST BOND      MODELING     STRATEGIES      DIVIDEND         MORTGAGE
FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1 PORTFOLIO 2022  PORTFOLIO     PORTFOLIO    FUND - SERIES I  FUND - CLASS 1
-------------- -------------- -------------- -------------- ------------  ------------  --------------- ----------------
 $23,913,126    $14,575,266    $15,374,958    $20,257,092   $107,309,932  $142,913,482    $26,901,529       $735,447
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------
 $23,913,126    $14,575,266    $15,374,958    $20,257,092   $107,309,932  $142,913,482    $26,901,529       $735,447
 ===========    ===========    ===========    ===========   ============  ============    ===========       ========

 $23,913,126    $14,575,266    $15,374,958    $20,257,092   $107,309,932  $142,913,482    $26,901,529       $735,447
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------
 $23,913,126    $14,575,266    $15,374,958    $20,257,092   $107,309,932  $142,913,482    $26,901,529       $735,447
 ===========    ===========    ===========    ===========   ============  ============    ===========       ========

   1,137,310        822,754        936,065      1,709,052      8,527,848    12,640,907      1,753,596         71,487
 ===========    ===========    ===========    ===========   ============  ============    ===========       ========

     867,360      1,445,959      3,124,991      1,572,756      8,086,657    11,909,457      1,159,049         69,251
 $     27.57    $     10.08    $      4.92    $     12.88   $      13.27  $      12.00    $     23.21       $  10.62
 $23,598,481    $13,164,759    $15,975,774    $19,346,481   $ 95,942,673  $124,265,393    $22,099,423       $715,388

                                                SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                                            COLUMBIA
                WELLS FARGO    WELLS FARGO                                    AST                           VARIABLE
 WELLS FARGO    ADVANTAGE VT   ADVANTAGE VT                     AST        BLACKROCK     INVESCO V.I.   PORTFOLIO - U.S.
 ADVANTAGE VT    SMALL CAP    INTERNATIONAL                 QUANTITATIVE     GLOBAL       DIVERSIFIED      GOVERNMENT
 OMEGA GROWTH      GROWTH         EQUITY        AST BOND      MODELING     STRATEGIES      DIVIDEND         MORTGAGE
FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1 PORTFOLIO 2022  PORTFOLIO     PORTFOLIO    FUND - SERIES I  FUND - CLASS 1
-------------- -------------- -------------- -------------- ------------  ------------  --------------- ----------------
  01/01/2014     01/01/2014     01/01/2014     01/01/2014    01/01/2014    01/01/2014     01/01/2014       01/01/2014
      TO             TO             TO             TO            TO            TO             TO               TO
  12/31/2014     12/31/2014     12/31/2014     12/31/2014    12/31/2014    12/31/2014     12/31/2014       12/31/2014
-------------- -------------- -------------- -------------- ------------  ------------  --------------- ----------------

 $         -    $         -    $   513,981    $         -   $          -  $          -    $   434,875       $ 13,987
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------

     402,781        227,272        258,917        520,474      1,357,196     2,584,662        396,500          7,443
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------

    (402,781)      (227,272)       255,064       (520,474)    (1,357,196)   (2,584,662)        38,375          6,544
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------

   5,233,888      1,343,726        402,069              -              -             -              -              -
   1,232,472      2,231,040        353,108       (713,760)     1,632,216     4,667,085      2,710,639            596

  (5,543,253)    (4,193,130)    (2,244,448)     3,311,439      4,309,844     2,123,787         83,448         28,088
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------

     923,107       (618,364)    (1,489,271)     2,597,679      5,942,060     6,790,872      2,794,087         28,684
 -----------    -----------    -----------    -----------   ------------  ------------    -----------       --------

 $   520,326    $  (845,636)   $(1,234,207)   $ 2,077,205   $  4,584,864  $  4,206,210    $ 2,832,462       $ 35,228
 ===========    ===========    ===========    ===========   ============  ============    ===========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   COLUMBIA
                                                   VARIABLE       WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                               PORTFOLIO - LARGE  ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                  CAP GROWTH      OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                FUND - CLASS 1   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                               ----------------- -------------- -------------- -----------  -------------
ASSETS
  Investment in the portfolios, at fair value.    $4,974,615       $3,150,581     $6,172,863   $50,131,470   $29,410,347
                                                  ----------       ----------     ----------   -----------   -----------
  Net Assets..................................    $4,974,615       $3,150,581     $6,172,863   $50,131,470   $29,410,347
                                                  ==========       ==========     ==========   ===========   ===========

NET ASSETS, representing:
  Accumulation units..........................    $4,974,615       $3,150,581     $6,172,863   $50,131,470   $29,410,347
                                                  ----------       ----------     ----------   -----------   -----------
                                                  $4,974,615       $3,150,581     $6,172,863   $50,131,470   $29,410,347
                                                  ==========       ==========     ==========   ===========   ===========

  Units outstanding...........................       326,979          182,677        360,961     4,725,863     2,859,999
                                                  ==========       ==========     ==========   ===========   ===========

  Portfolio shares held.......................       420,153          109,319        213,890     4,476,024     2,718,147
  Portfolio net asset value per share.........    $    11.84       $    28.82     $    28.86   $     11.20   $     10.82
  Investment in portfolio shares, at cost.....    $3,175,724       $1,886,582     $3,545,129   $48,619,160   $28,473,083

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   COLUMBIA
                                                   VARIABLE       WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                               PORTFOLIO - LARGE  ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                  CAP GROWTH      OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                FUND - CLASS 1   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                               ----------------- -------------- -------------- -----------  -------------
                                                  01/01/2014       01/01/2014     01/01/2014    01/01/2014   01/01/2014
                                                      TO               TO             TO            TO           TO
                                                  12/31/2014       12/31/2014     12/31/2014    12/31/2014   12/31/2014
                                               ----------------- -------------- -------------- -----------  -------------
INVESTMENT INCOME
  Dividend income.............................    $        -       $   10,064     $    3,555   $         -   $         -
                                                  ----------       ----------     ----------   -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        49,979           46,994         89,262       633,155       417,126
                                                  ----------       ----------     ----------   -----------   -----------

NET INVESTMENT INCOME (LOSS)..................       (49,979)         (36,930)       (85,707)     (633,155)     (417,126)
                                                  ----------       ----------     ----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -                -              -             -             -
  Realized gain (loss) on shares redeemed.....       224,082          320,824        380,383       198,073        60,891
  Net change in unrealized gain (loss) on
   investments................................       428,631            9,175        245,505     1,842,948     1,143,239
                                                  ----------       ----------     ----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................       652,713          329,999        625,888     2,041,021     1,204,130
                                                  ----------       ----------     ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................    $  602,734       $  293,069     $  540,181   $ 1,407,866   $   787,004
                                                  ==========       ==========     ==========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               AST AQR
                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS                                    EMERGING
                TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP    INVESCO V.I.                   MARKETS
   AST BOND      FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE     MID CAP GROWTH     AST BOND      EQUITY
PORTFOLIO 2023      PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - SERIES I PORTFOLIO 2024 PORTFOLIO
--------------  ------------------ --------------- -------------- -----------  --------------- -------------- ----------
 $135,589,387     $1,362,316,121    $209,315,854     $1,073,805   $23,910,227    $14,848,485    $142,401,588  $2,137,845
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------
 $135,589,387     $1,362,316,121    $209,315,854     $1,073,805   $23,910,227    $14,848,485    $142,401,588  $2,137,845
 ============     ==============    ============     ==========   ===========    ===========    ============  ==========

 $135,589,387     $1,362,316,121    $209,315,854     $1,073,805   $23,910,227    $14,848,485    $142,401,588  $2,137,845
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------
 $135,589,387     $1,362,316,121    $209,315,854     $1,073,805   $23,910,227    $14,848,485    $142,401,588  $2,137,845
 ============     ==============    ============     ==========   ===========    ===========    ============  ==========

   13,498,938        102,029,275      16,747,917        113,162     1,633,634      1,055,224      14,538,739     219,993
 ============     ==============    ============     ==========   ===========    ===========    ============  ==========

   12,671,905         97,587,115      16,238,623        110,360     1,572,007      2,568,942      13,947,266     215,509
 $      10.70     $        13.96    $      12.89     $     9.73   $     15.21    $      5.78    $      10.21  $     9.92
 $120,762,537     $1,062,340,864    $169,107,699     $1,137,101   $21,185,983    $11,947,411    $130,408,611  $2,272,487

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               AST AQR
                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS                                    EMERGING
                TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP    INVESCO V.I.                   MARKETS
   AST BOND      FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE     MID CAP GROWTH     AST BOND      EQUITY
PORTFOLIO 2023      PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - SERIES I PORTFOLIO 2024 PORTFOLIO
--------------  ------------------ --------------- -------------- -----------  --------------- -------------- ----------
  01/01/2014        01/01/2014       01/01/2014      01/01/2014    01/01/2014    01/01/2014      01/01/2014   01/01/2014
      TO                TO               TO              TO            TO            TO              TO           TO
  12/31/2014        12/31/2014       12/31/2014      12/31/2014    12/31/2014    12/31/2014      12/31/2014   12/31/2014
--------------  ------------------ --------------- -------------- -----------  --------------- -------------- ----------

 $          -     $            -    $          -     $        -   $         -    $         -    $          -  $        -
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------



    4,841,359         24,151,382       3,614,755         16,626       342,865        228,146       2,972,980      26,849
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------

   (4,841,359)       (24,151,382)     (3,614,755)       (16,626)     (342,865)      (228,146)     (2,972,980)    (26,849)
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------

            -                  -               -              -             -              -               -           -
   15,074,673         37,116,307       9,192,636         10,937     1,275,434      2,170,368       8,145,491     110,587

   15,200,637          9,069,499       1,811,539        (20,011)      819,997     (1,038,064)     12,744,856    (149,506)
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------

   30,275,310         46,185,806      11,004,175         (9,074)    2,095,431      1,132,304      20,890,347     (38,919)
 ------------     --------------    ------------     ----------   -----------    -----------    ------------  ----------

 $ 25,433,951     $   22,034,424    $  7,389,420     $  (25,700)  $ 1,752,566    $   904,158    $ 17,917,367  $  (65,768)
 ============     ==============    ============     ==========   ===========    ===========    ============  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                   AST       AST QMA       COLUMBIA          COLUMBIA
                                               CLEARBRIDGE   EMERGING      VARIABLE          VARIABLE          AST
                                                DIVIDEND     MARKETS   PORTFOLIO - CASH PORTFOLIO - INCOME  BLACKROCK
                                                 GROWTH       EQUITY      MANAGEMENT     OPPORTUNITIES -   ISHARES ETF
                                                PORTFOLIO   PORTFOLIO   FUND - CLASS A       CLASS A        PORTFOLIO
                                               -----------  ---------- ---------------- ------------------ -----------
ASSETS
  Investment in the portfolios, at fair value. $27,907,983   $257,158     $1,047,158         $172,058      $28,888,376
                                               -----------   --------     ----------         --------      -----------
  Net Assets.................................. $27,907,983   $257,158     $1,047,158         $172,058      $28,888,376
                                               ===========   ========     ==========         ========      ===========

NET ASSETS, representing:
  Accumulation units.......................... $27,907,983   $257,158     $1,047,158         $172,058      $28,888,376
                                               -----------   --------     ----------         --------      -----------
                                               $27,907,983   $257,158     $1,047,158         $172,058      $28,888,376
                                               ===========   ========     ==========         ========      ===========

  Units outstanding...........................   2,138,948     27,765        106,486           16,544        2,709,516
                                               ===========   ========     ==========         ========      ===========

  Portfolio shares held.......................   2,076,487     27,069      1,047,158           18,991        2,626,216
  Portfolio net asset value per share......... $     13.44   $   9.50     $     1.00         $   9.06      $     11.00
  Investment in portfolio shares, at cost..... $25,755,904   $277,269     $1,047,158         $178,486      $27,469,924

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                   AST       AST QMA       COLUMBIA          COLUMBIA
                                               CLEARBRIDGE   EMERGING      VARIABLE          VARIABLE          AST
                                                DIVIDEND     MARKETS   PORTFOLIO - CASH PORTFOLIO - INCOME  BLACKROCK
                                                 GROWTH       EQUITY      MANAGEMENT     OPPORTUNITIES -   ISHARES ETF
                                                PORTFOLIO   PORTFOLIO   FUND - CLASS A       CLASS A        PORTFOLIO
                                               -----------  ---------- ---------------- ------------------ -----------
                                               01/01/2014   01/01/2014    01/01/2014        01/01/2014     01/01/2014
                                                   TO           TO            TO                TO             TO
                                               12/31/2014   12/31/2014    12/31/2014        12/31/2014     12/31/2014
                                               -----------  ---------- ---------------- ------------------ -----------
INVESTMENT INCOME
  Dividend income............................. $         -   $      -     $      127         $      -      $         -
                                               -----------   --------     ----------         --------      -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     248,588      4,633         12,740            1,748          449,883
                                               -----------   --------     ----------         --------      -----------

NET INVESTMENT INCOME (LOSS)..................    (248,588)    (4,633)       (12,613)          (1,748)        (449,883)
                                               -----------   --------     ----------         --------      -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           -          -              -                -                -
  Realized gain (loss) on shares
   redeemed...................................     511,574     12,914              -             (918)         460,068
  Net change in unrealized gain (loss) on
   investments................................   1,616,318    (25,698)             -            7,666          378,020
                                               -----------   --------     ----------         --------      -----------

NET GAIN (LOSS) ON INVESTMENTS................   2,127,892    (12,784)             -            6,748          838,088
                                               -----------   --------     ----------         --------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 1,879,304   $(17,417)    $  (12,613)        $  5,000      $   388,205
                                               ===========   ========     ==========         ========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
       AST FRANKLIN        AST
        TEMPLETON       DEFENSIVE
         FOUNDING         ASSET      AST AQR     AST QMA
        FUNDS PLUS      ALLOCATION  LARGE-CAP   LARGE-CAP      AST BOND
        PORTFOLIO       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO 2025
       ------------    -----------  ----------  ----------  --------------
       $181,072,175    $56,983,768  $3,123,148  $2,269,842   $72,875,163
       ------------    -----------  ----------  ----------   -----------
       $181,072,175    $56,983,768  $3,123,148  $2,269,842   $72,875,163
       ============    ===========  ==========  ==========   ===========

       $181,072,175    $56,983,768  $3,123,148  $2,269,842   $72,875,163
       ------------    -----------  ----------  ----------   -----------
       $181,072,175    $56,983,768  $3,123,148  $2,269,842   $72,875,163
       ============    ===========  ==========  ==========   ===========

         16,635,370      5,704,613     241,079     171,527     6,462,727
       ============    ===========  ==========  ==========   ===========

         16,138,340      5,527,039     234,471     166,778     6,331,465
       $      11.22    $     10.31  $    13.32  $    13.61   $     11.51
       $174,529,910    $55,908,389  $2,923,269  $2,149,468   $70,344,465

                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
       AST FRANKLIN        AST
        TEMPLETON       DEFENSIVE
         FOUNDING         ASSET      AST AQR     AST QMA
        FUNDS PLUS      ALLOCATION  LARGE-CAP   LARGE-CAP      AST BOND
        PORTFOLIO       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO 2025
       ------------    -----------  ----------  ----------  --------------
        01/01/2014      01/01/2014  01/01/2014  01/01/2014   01/02/2014*
            TO              TO          TO          TO            TO
        12/31/2014      12/31/2014  12/31/2014  12/31/2014    12/31/2014
       ------------    -----------  ----------  ----------  --------------
       $          -    $         -  $        -  $        -   $         -
       ------------    -----------  ----------  ----------   -----------



          3,127,028        998,985      35,862      11,039       417,902
       ------------    -----------  ----------  ----------   -----------

         (3,127,028)      (998,985)    (35,862)    (11,039)     (417,902)
       ------------    -----------  ----------  ----------   -----------

                  -              -           -           -             -
          3,025,719      2,165,562     183,064      23,235       492,965
           (183,298)       486,592      81,334     111,331     2,530,698
       ------------    -----------  ----------  ----------   -----------

          2,842,421      2,652,154     264,398     134,566     3,023,663
       ------------    -----------  ----------  ----------   -----------

       $   (284,607)   $ 1,653,169  $  228,536  $  123,527   $ 2,605,761
       ============    ===========  ==========  ==========   ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS LARGE-CAP  AST T. ROWE PRICE LARGE-CAP    AST SCHRODERS MULTI-ASSET
                                   VALUE PORTFOLIO             GROWTH PORTFOLIO         WORLD STRATEGIES PORTFOLIO
                             ---------------------------  --------------------------  ------------------------------
                               01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
                                   TO            TO            TO            TO             TO              TO
                               12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
                             -------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $ (11,676,918) $(11,710,219) $(10,109,041) $ (8,351,684) $  (19,673,948) $  (21,031,748)
  Capital gains
   distributions
   received.................             -             -             -             -               -               -
  Realized gain (loss) on
   shares redeemed..........    63,534,270    50,875,035    46,868,392    27,729,699      28,576,057      34,202,790
  Net change in unrealized
   gain (loss) on
   investments..............    22,411,675   142,483,312    (1,805,915)  149,130,691       6,723,115     126,969,904
                             -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    74,269,027   181,648,128    34,953,436   168,508,706      15,625,224     140,140,946
                             -------------  ------------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     3,132,591     3,377,540     4,047,989     2,396,440       6,430,210       3,843,832
  Annuity Payments..........    (1,642,179)   (1,760,230)     (475,714)     (366,275)       (325,014)       (652,350)
  Surrenders, withdrawals
   and death benefits.......   (81,878,947)  (72,793,550)  (57,408,962)  (36,389,896)    (70,351,937)    (59,713,087)
  Net transfers between
   other subaccounts or
   fixed rate option........   (19,880,848)   (6,609,405)   16,569,495    71,512,113     (76,544,393)    (64,278,893)
  Other charges.............    (1,391,109)   (1,308,878)   (2,702,535)   (2,244,417)     (8,728,454)     (9,139,295)
                             -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (101,660,492)  (79,094,523)  (39,969,727)   34,907,965    (149,519,588)   (129,939,793)
                             -------------  ------------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (27,391,465)  102,553,605    (5,016,291)  203,416,671    (133,894,364)     10,201,153

NET ASSETS
  Beginning of period.......   716,557,976   614,004,371   592,865,843   389,449,172   1,213,789,149   1,203,587,996
                             -------------  ------------  ------------  ------------  --------------  --------------
  End of period............. $ 689,166,511  $716,557,976  $587,849,552  $592,865,843  $1,079,894,785  $1,213,789,149
                             =============  ============  ============  ============  ==============  ==============

  Beginning units...........    37,349,052    42,846,969    33,289,293    30,668,443      81,192,301      91,005,979
  Units issued..............     7,653,020    13,019,599    13,028,991    18,390,359       8,950,668      27,207,892
  Units redeemed............   (13,357,023)  (18,517,516)  (15,329,420)  (15,769,509)    (19,094,542)    (37,021,570)
                             -------------  ------------  ------------  ------------  --------------  --------------
  Ending units..............    31,645,049    37,349,052    30,988,864    33,289,293      71,048,427      81,192,301
                             =============  ============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                     AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC       AST HERNDON LARGE-CAP
  AST MONEY MARKET PORTFOLIO          REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO           VALUE PORTFOLIO
-----------------------------    --------------------------  ------------------------------  --------------------------
  01/01/2014     01/01/2013       01/01/2014    01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013
      TO             TO               TO            TO             TO              TO             TO            TO
  12/31/2014     12/31/2013       12/31/2014    12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------
$ (11,930,505) $  (14,789,744)   $ (2,787,073) $ (2,767,512) $  (20,201,056) $  (21,380,049) $ (2,264,506) $ (2,397,443)
            -               -               -             -               -               -             -             -
            -               -       9,225,475    12,349,955      47,444,144      55,849,831    11,572,906    10,688,369
            -               -      38,641,282    (7,437,413)     13,550,228      69,501,353    (9,245,954)   31,628,022
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------

  (11,930,505)    (14,789,744)     45,079,684     2,145,030      40,793,316     103,971,135        62,446    39,918,948
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------

   13,894,934      10,167,718       1,366,982     1,000,978       6,044,282       7,066,618       726,714       671,258
   (4,223,554)     (3,771,860)       (432,402)     (121,552)       (729,557)       (750,101)     (202,077)     (129,918)
 (719,942,976)   (746,888,881)    (19,970,682)  (18,332,933)    (71,819,285)    (70,048,301)  (16,938,747)  (13,402,608)
  669,117,937     500,797,405      11,822,585     4,225,786     (54,324,642)    (49,277,801)   (3,461,769)   (7,599,463)
   (1,839,715)     (2,302,104)       (804,104)     (727,751)     (7,099,160)     (7,510,847)     (602,746)     (630,909)
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------

  (42,993,374)   (241,997,722)     (8,017,621)  (13,955,472)   (127,928,362)   (120,520,432)  (20,478,625)  (21,091,640)
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------

  (54,923,879)   (256,787,466)     37,062,063   (11,810,442)    (87,135,046)    (16,549,297)  (20,416,179)   18,827,308

  791,597,983   1,048,385,449     159,581,189   171,391,631   1,196,352,865   1,212,902,162   148,095,391   129,268,083
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------
$ 736,674,104  $  791,597,983    $196,643,252  $159,581,189  $1,109,217,819  $1,196,352,865  $127,679,212  $148,095,391
=============  ==============    ============  ============  ==============  ==============  ============  ============

   73,054,486      96,860,963       5,542,397     6,083,703      78,019,025      86,515,139     8,256,373     9,571,421
  221,818,590     225,048,899       2,512,349     3,262,620       6,430,861      14,392,121     2,091,855     4,599,227
 (227,567,588)   (248,855,376)     (2,782,116)   (3,803,926)    (14,809,208)    (22,888,235)   (3,232,146)   (5,914,275)
-------------  --------------    ------------  ------------  --------------  --------------  ------------  ------------
   67,305,488      73,054,486       5,272,630     5,542,397      69,640,678      78,019,025     7,116,082     8,256,373
=============  ==============    ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                             -----------------------------------------------------------------------------------
                                                             AST SMALL-CAP GROWTH
                               AST HIGH YIELD PORTFOLIO     OPPORTUNITIES PORTFOLIO   AST MID-CAP VALUE PORTFOLIO
                             ---------------------------  --------------------------  --------------------------
                               01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                   TO            TO            TO            TO            TO            TO
                               12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                             -------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (5,010,167) $ (5,968,397) $ (5,083,192) $ (4,986,358) $ (1,873,013) $ (1,863,817)
  Capital gains
   distributions
   received.................             -             -             -             -             -             -
  Realized gain (loss) on
   shares redeemed..........    31,074,122    22,293,072    15,495,015     8,080,472    11,183,518     8,326,905
  Net change in unrealized
   gain (loss) on
   investments..............   (20,883,270)    5,213,130    (2,460,695)   92,519,909     4,489,381    22,352,115
                             -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     5,180,685    21,537,805     7,951,128    95,614,023    13,799,886    28,815,203
                             -------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     2,174,603     1,868,803     1,478,314     1,315,351       537,683       529,129
  Annuity Payments..........      (914,131)     (520,353)     (535,842)     (440,855)     (255,819)     (192,964)
  Surrenders, withdrawals
   and death benefits.......   (52,387,478)  (48,625,760)  (32,070,940)  (27,811,079)  (11,845,083)  (11,868,367)
  Net transfers between
   other subaccounts or
   fixed rate option........   (97,221,307)  (26,229,889)   (4,269,100)   (8,622,699)    1,132,365       120,751
  Other charges.............      (976,957)   (1,075,698)   (1,061,055)     (998,744)     (539,231)     (516,273)
                             -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (149,325,270)  (74,582,897)  (36,458,623)  (36,558,026)  (10,970,085)  (11,927,724)
                             -------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (144,144,585)  (53,045,092)  (28,507,495)   59,055,997     2,829,801    16,887,479

NET ASSETS
  Beginning of period.......   393,330,721   446,375,813   323,755,987   264,699,990   116,161,773    99,274,294
                             -------------  ------------  ------------  ------------  ------------  ------------
  End of period............. $ 249,186,136  $393,330,721  $295,248,492  $323,755,987  $118,991,574  $116,161,773
                             =============  ============  ============  ============  ============  ============

  Beginning units...........    19,537,307    23,729,085    15,357,168    17,495,066     5,480,263     6,108,768
  Units issued..............    11,874,558    17,722,328     4,010,059     5,408,027     2,025,314     3,435,408
  Units redeemed............   (19,026,347)  (21,914,106)   (5,734,332)   (7,545,925)   (2,562,638)   (4,063,913)
                             -------------  ------------  ------------  ------------  ------------  ------------
  Ending units..............    12,385,518    19,537,307    13,632,895    15,357,168     4,942,939     5,480,263
                             =============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP  AST GOLDMAN SACHS SMALL-CAP
AST SMALL-CAP VALUE PORTFOLIO  CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO             VALUE PORTFOLIO
----------------------------   ---------------------------   --------------------------  --------------------------
 01/01/2014     01/01/2013       01/01/2014     01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO             TO               TO             TO            TO            TO            TO            TO
 12/31/2014     12/31/2013      02/07/2014**    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------
$ (5,636,787)  $ (5,826,293)   $    (479,035)  $ (4,430,996) $ (4,523,178) $ (4,344,793) $ (3,753,003) $ (3,112,486)
           -              -                -              -             -             -             -             -
  33,821,247     33,606,474      117,274,658     15,799,645    18,144,253     5,736,365    12,622,841    12,005,093
 (17,182,483)    74,176,353     (121,946,584)    61,221,576    10,791,513    64,677,315     3,443,863    52,161,221
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------

  11,001,977    101,956,534       (5,150,961)    72,590,225    24,412,588    66,068,887    12,313,701    61,053,828
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------

   1,627,668      1,596,101          120,187      1,006,579     1,683,949     1,037,100     1,592,994     1,066,224
    (822,733)      (640,800)         (39,519)      (911,996)     (481,784)     (284,004)     (495,042)     (120,812)
 (40,999,765)   (38,746,793)      (3,616,894)   (28,579,779)  (27,417,095)  (23,972,127)  (20,769,816)  (16,311,115)
  (9,156,361)     3,176,956     (309,138,386)     1,297,665   (13,485,973)   27,806,647    13,659,826    32,697,513
    (765,015)      (747,801)         (83,840)      (887,545)   (1,355,707)   (1,268,970)   (1,181,655)   (1,031,593)
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------

 (50,116,206)   (35,362,337)    (312,758,452)   (28,075,076)  (41,056,610)    3,318,646    (7,193,693)   16,300,217
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------

 (39,114,229)    66,594,197     (317,909,413)    44,515,149   (16,644,022)   69,387,533     5,120,008    77,354,045

 370,911,276    304,317,079      317,909,413    273,394,264   286,930,878   217,543,345   237,751,642   160,397,597
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------
$331,797,047   $370,911,276    $           -   $317,909,413  $270,286,856  $286,930,878  $242,871,650  $237,751,642
============   ============    =============   ============  ============  ============  ============  ============

  13,096,237     14,752,425       13,368,449     14,281,465    19,606,942    19,533,618     6,989,167     6,306,649
   3,034,546      5,411,336          251,669      4,846,131     5,075,088     9,920,974     2,992,679     4,317,252
  (4,957,672)    (7,067,524)     (13,620,118)    (5,759,147)   (7,477,965)   (9,847,650)   (3,166,461)   (3,634,734)
------------   ------------    -------------   ------------  ------------  ------------  ------------  ------------
  11,173,111     13,096,237                -     13,368,449    17,204,065    19,606,942     6,815,385     6,989,167
============   ============    =============   ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                  SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                                                              AST LORD ABBETT CORE      AST LOOMIS SAYLES LARGE-CAP
                             AST LARGE-CAP VALUE PORTFOLIO   FIXED INCOME PORTFOLIO           GROWTH PORTFOLIO
                             ----------------------------  --------------------------  -----------------------------
                              01/01/2014     01/01/2013     01/01/2014    01/01/2013     01/01/2014      01/01/2013
                                  TO             TO             TO            TO             TO              TO
                              12/31/2014     12/31/2013     12/31/2014    12/31/2013     12/31/2014      12/31/2013
                             ------------   ------------   ------------  ------------  --------------  -------------
OPERATIONS
  Net investment income
   (loss)................... $ (5,843,386)  $ (4,948,216)  $ (4,987,025) $ (5,404,562) $  (17,785,468) $ (14,242,493)
  Capital gains
   distributions
   received.................            -              -              -             -               -              -
  Realized gain (loss) on
   shares redeemed..........   30,235,093     10,298,045      4,730,119    10,501,235     116,816,573     88,425,930
  Net change in unrealized
   gain (loss) on
   investments..............   13,394,930     81,029,193     14,120,190   (17,439,882)       (642,950)   165,195,823
                             ------------   ------------   ------------  ------------  --------------  -------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   37,786,637     86,379,022     13,863,284   (12,343,209)     98,388,155    239,379,260
                             ------------   ------------   ------------  ------------  --------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,399,990      1,273,577      1,681,891     3,060,756       4,483,179      3,853,158
  Annuity Payments..........     (706,520)      (551,614)      (370,740)     (660,643)     (2,302,823)    (1,397,800)
  Surrenders, withdrawals
   and death benefits.......  (35,571,072)   (26,266,109)   (37,768,706)  (35,158,434)   (123,200,520)   (88,722,854)
  Net transfers between
   other subaccounts or
   fixed rate option........   21,768,303     40,177,205     34,062,395   (12,685,277)    245,035,980    (43,076,687)
  Other charges.............     (938,254)      (668,690)    (1,271,945)   (1,193,448)     (2,248,558)    (1,515,989)
                             ------------   ------------   ------------  ------------  --------------  -------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (14,047,553)    13,964,369     (3,667,105)  (46,637,046)    121,767,258   (130,860,172)
                             ------------   ------------   ------------  ------------  --------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   23,739,084    100,343,391     10,196,179   (58,980,255)    220,155,413    108,519,088

NET ASSETS
  Beginning of period.......  326,159,462    225,816,071    302,618,771   361,599,026     867,985,580    759,466,492
                             ------------   ------------   ------------  ------------  --------------  -------------
  End of period............. $349,898,546   $326,159,462   $312,814,950  $302,618,771  $1,088,140,993  $ 867,985,580
                             ============   ============   ============  ============  ==============  =============

  Beginning units...........   19,346,729     18,083,059     18,062,677    20,916,654      46,096,642     54,818,134
  Units issued..............    6,686,794      9,062,262      8,426,839    10,060,512      21,788,231     12,924,046
  Units redeemed............   (7,475,377)    (7,798,592)    (8,771,906)  (12,914,489)    (17,661,113)   (21,645,538)
                             ------------   ------------   ------------  ------------  --------------  -------------
  Ending units..............   18,558,146     19,346,729     17,717,610    18,062,677      50,223,760     46,096,642
                             ============   ============   ============  ============  ==============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                 AST NEUBERGER BERMAN      AST NEUBERGER BERMAN/LSV      AST SMALL-CAP GROWTH
 AST MFS GROWTH PORTFOLIO      MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO            PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO            TO              TO            TO            TO            TO            TO            TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$ (4,108,218) $ (4,000,760)   $ (4,964,585) $ (4,275,509) $ (6,996,416) $ (6,283,241) $ (2,736,500) $ (2,674,177)
           -             -               -             -             -             -             -             -
  24,491,034    18,822,048      28,821,478    18,466,881    46,580,112    35,320,018    14,283,404     8,116,173
  (3,739,452)   57,363,411      (5,990,052)   60,979,123    13,281,926   101,638,553    (9,469,739)   39,569,488
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  16,643,364    72,184,699      17,866,841    75,170,495    52,865,622   130,675,330     2,077,165    45,011,484
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

   1,386,783       946,684       2,348,886     1,243,425     2,348,883     1,913,534       846,775       674,038
    (712,267)     (644,366)       (642,154)     (581,600)   (1,066,172)   (1,140,769)     (438,565)     (321,368)
 (23,863,066)  (23,839,457)    (32,655,309)  (28,330,442)  (49,073,453)  (42,598,068)  (16,771,891)  (15,684,266)
  (4,425,371)      744,576       5,184,293    22,740,285    (1,436,020)   34,165,609   (15,168,966)   31,737,586
    (857,228)     (787,374)       (950,479)     (865,519)   (1,309,130)   (1,041,349)     (770,885)     (698,424)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
 (28,471,149)  (23,579,937)    (26,714,763)   (5,793,851)  (50,535,892)   (8,701,043)  (32,303,532)   15,707,566
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

 (11,827,785)   48,604,762      (8,847,922)   69,376,644     2,329,730   121,974,287   (30,226,367)   60,719,050

 266,959,239   218,354,477     328,826,764   259,450,120   453,512,760   331,538,473   192,230,133   131,511,083
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$255,131,454  $266,959,239    $319,978,842  $328,826,764  $455,842,490  $453,512,760  $162,003,766  $192,230,133
============  ============    ============  ============  ============  ============  ============  ============

  18,804,818    20,868,434      12,879,237    12,556,851    13,190,081    13,358,384     8,471,349     7,448,151
   3,591,743     5,617,291       6,864,736     7,319,815     3,829,315     7,007,675     2,597,253     5,837,631
  (5,579,444)   (7,680,907)     (7,629,764)   (6,997,429)   (5,323,320)   (7,175,978)   (4,172,306)   (4,814,433)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  16,817,117    18,804,818      12,114,209    12,879,237    11,696,076    13,190,081     6,896,296     8,471,349
============  ============    ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                              AST PIMCO LIMITED MATURITY    AST PIMCO TOTAL RETURN BOND    AST T. ROWE PRICE EQUITY
                                    BOND PORTFOLIO                   PORTFOLIO                 INCOME PORTFOLIO
                             ---------------------------  ------------------------------  --------------------------
                               01/01/2014    01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013
                                   TO            TO             TO              TO             TO            TO
                               12/31/2014    12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013
                             -------------  ------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (8,601,975) $(10,213,000) $  (30,470,242) $  (35,799,279) $ (4,357,421) $ (4,154,350)
  Capital gains
   distributions
   received.................             -             -               -               -             -             -
  Realized gain (loss) on
   shares redeemed..........       836,169     7,118,883      22,704,154      31,091,623    16,413,475    15,231,205
  Net change in unrealized
   gain (loss) on
   investments..............      (822,178)  (20,545,667)     55,957,576     (75,743,770)    1,144,302    43,510,610
                             -------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (8,587,984)  (23,639,784)     48,191,488     (80,451,426)   13,200,356    54,587,465
                             -------------  ------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     2,562,180     3,443,369      10,793,605       9,718,062     1,487,726     1,189,031
  Annuity Payments..........    (1,727,067)   (2,017,964)     (2,985,616)     (2,851,176)     (162,197)     (415,600)
  Surrenders, withdrawals
   and death benefits.......   (74,467,163)  (84,148,479)   (184,760,284)   (187,083,587)  (24,845,085)  (22,711,864)
  Net transfers between
   other subaccounts or
   fixed rate option........   (22,417,453)   12,874,956    (149,323,460)   (122,970,900)     (785,801)   29,704,074
  Other charges.............    (1,015,489)   (1,271,696)    (10,404,321)    (11,662,411)     (868,706)     (756,657)
                             -------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (97,064,992)  (71,119,814)   (336,680,076)   (314,850,012)  (25,174,063)    7,008,984
                             -------------  ------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (105,652,976)  (94,759,598)   (288,488,588)   (395,301,438)  (11,973,707)   61,596,449

NET ASSETS
  Beginning of period.......   578,095,122   672,854,720   1,968,656,381   2,363,957,819   256,073,057   194,476,608
                             -------------  ------------  --------------  --------------  ------------  ------------
  End of period............. $ 472,442,146  $578,095,122  $1,680,167,793  $1,968,656,381  $244,099,350  $256,073,057
                             =============  ============  ==============  ==============  ============  ============

  Beginning units...........    42,059,408    47,792,014     118,806,036     138,676,729    15,973,740    15,573,111
  Units issued..............    11,456,605    20,840,851      22,353,111      45,696,911     4,428,995     7,933,510
  Units redeemed............   (19,103,002)  (26,573,457)    (42,908,714)    (65,567,604)   (6,051,807)   (7,532,881)
                             -------------  ------------  --------------  --------------  ------------  ------------
  Ending units..............    34,413,011    42,059,408      98,250,433     118,806,036    14,350,928    15,973,740
                             =============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
  AST QMA US EQUITY ALPHA      AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET          AST INTERNATIONAL
         PORTFOLIO                RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO             VALUE PORTFOLIO
--------------------------    --------------------------  ------------------------------  --------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013
     TO            TO              TO            TO             TO              TO             TO            TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------
$ (2,409,722) $ (2,105,497)   $ (3,667,573) $ (3,921,546) $  (39,399,286) $  (36,823,915) $ (2,598,844) $ (2,601,745)
           -             -               -             -               -               -             -             -
  12,742,538    14,591,642       7,022,515    (8,979,998)     59,434,020      42,979,657     3,936,099     3,314,826
  12,607,693    24,305,832     (24,198,020)   42,318,270      70,008,924     284,047,158   (14,181,597)   23,074,273
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------

  22,940,509    36,791,977     (20,843,078)   29,416,726      90,043,658     290,202,900   (12,844,342)   23,787,354
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------

     892,450       540,185       1,741,401     1,113,676      12,052,142       8,648,573       766,798       930,883
    (439,736)     (304,055)       (348,857)     (324,001)     (1,320,526)       (981,166)     (202,864)     (139,811)
 (20,545,802)  (15,114,247)    (22,162,842)  (21,118,875)   (139,822,474)   (107,679,089)  (15,170,065)  (13,324,033)
  34,742,362     2,330,856       1,679,865   (22,754,787)     43,061,218     194,054,688     2,979,234     9,505,543
    (611,123)     (479,998)     (1,372,129)   (1,433,899)    (13,734,752)    (13,092,211)     (564,403)     (547,546)
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------

  14,038,151   (13,027,259)    (20,462,562)  (44,517,886)    (99,764,392)     80,950,795   (12,191,300)   (3,574,964)
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------

  36,978,660    23,764,718     (41,305,640)  (15,101,160)     (9,720,734)    371,153,695   (25,035,642)   20,212,390

 152,204,001   128,439,283     238,898,671   253,999,831   2,282,502,875   1,911,349,180   162,555,368   142,342,978
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------
$189,182,661  $152,204,001    $197,593,031  $238,898,671  $2,272,782,141  $2,282,502,875  $137,519,726  $162,555,368
============  ============    ============  ============  ==============  ==============  ============  ============

   8,838,673     9,786,553       7,867,020     9,550,468     125,027,974     120,271,609    10,200,369    10,512,769
   4,468,927     3,635,977       3,180,800     4,044,781      16,187,719      33,847,839     2,132,135     3,299,660
  (3,720,688)   (4,583,857)     (3,880,347)   (5,728,229)    (22,284,735)    (29,091,474)   (2,880,203)   (3,612,060)
------------  ------------    ------------  ------------  --------------  --------------  ------------  ------------
   9,586,912     8,838,673       7,167,473     7,867,020     118,930,958     125,027,974     9,452,301    10,200,369
============  ============    ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                             ----------------------------------------------------------------------------------------
                                                             AST J.P. MORGAN INTERNATIONAL    AST TEMPLETON GLOBAL
                             AST MFS GLOBAL EQUITY PORTFOLIO      EQUITY PORTFOLIO               BOND PORTFOLIO
                             ------------------------------  ----------------------------  --------------------------
                              01/01/2014      01/01/2013      01/01/2014     01/01/2013     01/01/2014    01/01/2013
                                  TO              TO              TO             TO             TO            TO
                              12/31/2014      12/31/2013      12/31/2014     12/31/2013     12/31/2014    12/31/2013
                              ------------    ------------   ------------   ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (4,215,258)   $ (3,130,052)   $ (3,300,330)  $ (3,348,282)  $ (3,594,087) $ (4,023,776)
  Capital gains
   distributions
   received.................            -               -               -              -              -             -
  Realized gain (loss) on
   shares redeemed..........   11,144,425       8,555,484       7,687,957      8,808,308      1,709,290    (1,439,658)
  Net change in unrealized
   gain (loss) on
   investments..............   (2,640,757)     38,759,028     (21,366,861)    20,804,680       (174,295)   (9,036,912)
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    4,288,410      44,184,460     (16,979,234)    26,264,706     (2,059,092)  (14,500,346)
                              ------------    ------------   ------------   ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,283,427       1,163,550       1,360,167        825,022      1,173,629     1,299,796
  Annuity Payments..........     (177,420)       (131,324)       (209,716)      (459,966)      (415,635)     (532,135)
  Surrenders, withdrawals
   and death benefits.......  (23,815,054)    (15,621,215)    (22,583,918)   (19,310,914)   (26,329,424)  (24,556,190)
  Net transfers between
   other subaccounts or
   fixed rate option........   28,861,896      61,333,000       5,562,263     14,852,403     (1,043,566)    9,423,669
  Other charges.............   (1,241,902)     (1,072,155)       (979,796)      (950,229)      (698,795)     (788,321)
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    5,910,947      45,671,856     (16,851,000)    (5,043,684)   (27,313,791)  (15,153,181)
                              ------------    ------------   ------------   ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   10,199,357      89,856,316     (33,830,234)    21,221,022    (29,372,883)  (29,653,527)

NET ASSETS
  Beginning of period.......  247,773,948     157,917,632     227,979,274    206,758,252    234,910,764   264,564,291
                              ------------    ------------   ------------   ------------   ------------  ------------
  End of period............. $257,973,305    $247,773,948    $194,149,040   $227,979,274   $205,537,881  $234,910,764
                              ============    ============   ============   ============   ============  ============

  Beginning units...........   10,878,009       8,585,436      11,340,058     11,582,552     15,013,269    16,122,460
  Units issued..............    6,765,743       7,957,061       3,514,928      5,565,293      3,797,920     7,072,955
  Units redeemed............   (6,486,673)     (5,664,488)     (4,336,974)    (5,807,787)    (5,638,009)   (8,182,146)
                              ------------    ------------   ------------   ------------   ------------  ------------
  Ending units..............   11,157,079      10,878,009      10,518,012     11,340,058     13,173,180    15,013,269
                              ============    ============   ============   ============   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
     AST INTERNATIONAL         AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET
     GROWTH PORTFOLIO           HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
--------------------------    --------------------------  ------------------------------  ------------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013     01/01/2014      01/01/2013      01/01/2014      01/01/2013
     TO            TO              TO            TO             TO              TO              TO              TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013     12/31/2014      12/31/2013      12/31/2014      12/31/2013
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------
$ (7,404,803) $ (7,728,273)   $ (8,539,722) $ (6,062,388) $  (95,283,306) $  (87,642,787) $  (57,734,006) $  (62,579,779)
           -             -               -             -               -               -               -               -
  22,461,236    26,935,066      24,047,187    11,760,010     172,914,066     110,033,475     131,855,928     137,141,892
 (48,367,224)   51,243,852       1,562,782    52,595,015     163,443,253     815,483,847     (14,391,788)    170,246,951
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------

 (33,310,791)   70,450,645      17,070,247    58,292,637     241,074,013     837,874,535      59,730,134     244,809,064
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------

   1,813,643     1,968,886       3,785,446     2,527,947      27,771,301      25,758,018      16,316,585      14,905,514
    (963,144)     (902,160)       (269,620)     (101,067)     (4,814,463)     (1,246,770)     (2,840,513)     (2,381,929)
 (49,699,613)  (48,181,798)    (37,884,231)  (25,624,487)   (333,011,752)   (246,774,718)   (210,064,013)   (192,946,080)
  20,111,528    28,525,821      28,746,764   170,318,759     104,070,338     452,026,200    (208,810,232)   (110,338,928)
    (938,370)     (927,402)     (2,886,529)   (1,920,450)    (23,646,535)    (21,499,200)    (15,941,349)    (17,078,998)
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------

 (29,675,956)  (19,516,653)     (8,508,170)  145,200,702    (229,631,111)    208,263,530    (421,339,522)   (307,840,421)
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------
 (62,986,747)   50,933,992       8,562,077   203,493,339      11,442,902   1,046,138,065    (361,609,388)    (63,031,357)

 477,721,489   426,787,497     467,374,125   263,880,786   5,051,181,611   4,005,043,546   3,259,448,583   3,322,479,940
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------
$414,734,742  $477,721,489    $475,936,202  $467,374,125  $5,062,624,513  $5,051,181,611  $2,897,839,195  $3,259,448,583
============  ============    ============  ============  ==============  ==============  ==============  ==============

  22,847,182    24,202,959      38,068,367    25,556,052     371,723,582     355,694,057     268,594,164     296,046,865
   5,635,753     8,452,894      17,368,342    28,708,424      64,326,942     115,723,714      30,504,241      61,752,271
  (7,253,634)   (9,808,671)    (18,068,416)  (16,196,109)    (82,196,212)    (99,694,189)    (65,132,983)    (89,204,972)
------------  ------------    ------------  ------------  --------------  --------------  --------------  --------------
  21,229,301    22,847,182      37,368,293    38,068,367     353,854,312     371,723,582     233,965,422     268,594,164
============  ============    ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                     SUBACCOUNTS
                             ------------------------------------------------------------------------------------------
                                   AST BALANCED ASSET            AST PRESERVATION ASSET         AST SCHRODERS GLOBAL
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO           TACTICAL PORTFOLIO
                             ------------------------------  ------------------------------  --------------------------
                               01/01/2014      01/01/2013      01/01/2014      01/01/2013     01/01/2014    01/01/2013
                                   TO              TO              TO              TO             TO            TO
                               12/31/2014      12/31/2013      12/31/2014      12/31/2013     12/31/2014    12/31/2013
                             --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (54,634,447) $  (53,483,770) $  (43,983,111) $  (50,245,986) $(15,938,566) $(14,485,769)
  Capital gains
   distributions
   received.................              -               -               -               -             -             -
  Realized gain (loss) on
   shares redeemed..........     94,740,067      78,452,399      99,560,180     187,479,791    38,175,438    24,183,281
  Net change in unrealized
   gain (loss) on
   investments..............     99,904,188     406,791,717      37,377,302      49,973,969    15,401,546   115,395,421
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    140,009,808     431,760,346      92,954,371     187,207,774    37,638,418   125,092,933
                             --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     22,329,267      14,528,223      14,045,388      13,501,814     5,197,417     3,619,772
  Annuity Payments..........     (2,621,947)     (1,366,176)     (2,356,775)     (1,671,473)     (302,704)     (267,371)
  Surrenders, withdrawals
   and death benefits.......   (233,604,476)   (184,535,450)   (226,634,902)   (205,481,222)  (58,963,918)  (40,700,497)
  Net transfers between
   other subaccounts or
   fixed rate option........      1,021,939      58,944,747     (64,599,811)   (371,268,685)  (10,242,089)  140,080,244
  Other charges.............    (18,753,613)    (18,350,764)    (12,725,256)    (14,195,464)   (7,205,152)   (6,683,988)
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (231,628,830)   (130,779,420)   (292,271,356)   (579,115,030)  (71,516,446)   96,048,160
                             --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (91,619,022)    300,980,926    (199,316,985)   (391,907,256)  (33,878,028)  221,141,093

NET ASSETS
  Beginning of period.......  3,148,147,878   2,847,166,952   2,524,817,231   2,916,724,487   951,082,491   729,941,398
                             --------------  --------------  --------------  --------------  ------------  ------------
  End of period............. $3,056,528,856  $3,148,147,878  $2,325,500,246  $2,524,817,231  $917,204,463  $951,082,491
                             ==============  ==============  ==============  ==============  ============  ============

  Beginning units...........    230,217,522     241,017,085     189,790,702     235,651,564    71,793,067    63,913,835
  Units issued..............     28,007,387      53,534,981      27,053,382      42,720,901    12,356,285    28,920,270
  Units redeemed............    (44,874,969)    (64,334,544)    (48,697,305)    (88,581,763)  (17,673,624)  (21,041,038)
                             --------------  --------------  --------------  --------------  ------------  ------------
  Ending units..............    213,349,940     230,217,522     168,146,779     189,790,702    66,475,728    71,793,067
                             ==============  ==============  ==============  ==============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
       AST RCM WORLD            AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS         AST FI PYRAMIS(R) ASSET
     TRENDS PORTFOLIO             THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  ---------------------------  --------------------------
 01/01/2014    01/01/2013      01/01/2014    01/01/2013    01/01/2014     01/01/2013    01/01/2014    01/01/2013
     TO            TO              TO            TO            TO             TO            TO            TO
 12/31/2014    12/31/2013      12/31/2014    12/31/2013    12/31/2014     12/31/2013    12/31/2014    12/31/2013
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------
$(14,854,359) $(15,467,588)   $(12,239,168) $(11,946,887) $(13,332,292) $ (14,460,738) $ (8,888,175) $ (7,633,461)
           -             -               -             -             -              -             -             -
  25,593,788    22,595,970      24,408,832    15,949,053    23,665,914     21,623,251    15,588,934     5,521,465
  18,877,466    82,896,744      19,696,922    89,652,112     8,140,992     57,465,798    12,627,954    71,162,072
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------
  29,616,895    90,025,126      31,866,586    93,654,278    18,474,614     64,628,311    19,328,713    69,050,076
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------

   4,954,701     2,532,883       4,128,410     2,376,282     5,446,808      1,617,055     3,145,549     1,500,877
    (275,828)     (284,508)        (91,905)     (153,631)     (345,944)      (413,895)     (106,338)       (9,084)
 (55,473,722)  (44,658,064)    (37,563,554)  (28,287,250)  (46,973,857)   (39,778,103)  (31,250,945)  (17,309,205)
 (26,246,292)  (33,712,334)    (25,631,208)   44,046,525   (35,368,259)   (55,952,769)   16,481,438   103,122,350
  (6,947,135)   (7,193,006)     (5,821,992)   (5,756,654)   (6,365,547)    (6,840,241)   (3,835,474)   (3,388,095)
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------
 (83,988,276)  (83,315,029)    (64,980,249)   12,225,272   (83,606,799)  (101,367,953)  (15,565,770)   83,916,843
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------

 (54,371,381)    6,710,097     (33,113,663)  105,879,550   (65,132,185)   (36,739,642)    3,762,943   152,966,919

 913,351,417   906,641,320     762,092,776   656,213,226   826,552,168    863,291,810   512,895,637   359,928,718
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------
$858,980,036  $913,351,417    $728,979,113  $762,092,776  $761,419,983  $ 826,552,168  $516,658,580  $512,895,637
============  ============    ============  ============  ============  =============  ============  ============

  81,060,203    88,988,075      61,737,019    60,747,828    70,368,288     79,468,076    42,246,292    34,758,580
   6,886,679    16,164,152       6,300,150    17,209,465     7,454,879     14,127,149     7,710,820    17,397,664
 (14,239,104)  (24,092,024)    (11,616,958)  (16,220,274)  (14,481,818)   (23,226,937)   (8,989,135)   (9,909,952)
------------  ------------    ------------  ------------  ------------  -------------  ------------  ------------
  73,707,778    81,060,203      56,420,211    61,737,019    63,341,349     70,368,288    40,967,977    42,246,292
============  ============    ============  ============  ============  =============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                             SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                                                                 COLUMBIA VARIABLE PORTFOLIO -
                             AST WESTERN ASSET CORE PLUS                            ASSET ALLOCATION
                                   BOND PORTFOLIO         DAVIS VALUE PORTFOLIO      FUND - CLASS A
                             --------------------------  ----------------------  ----------------------------
                              01/01/2014    01/01/2013   01/01/2014  01/01/2013  01/01/2014     01/01/2013
                                  TO            TO           TO          TO          TO             TO
                              12/31/2014    12/31/2013   12/31/2014  12/31/2013  12/31/2014     12/31/2013
                             ------------  ------------  ----------  ----------  ----------     ----------
OPERATIONS
  Net investment income
   (loss)................... $ (8,110,187) $ (7,318,318) $   (6,369) $   (7,337) $   64,795     $   68,408
  Capital gains
   distributions
   received.................            -             -     220,628      81,083      97,657              -
  Realized gain (loss) on
   shares redeemed..........    2,135,593     1,858,823      52,505     (17,585)     14,009        (66,222)
  Net change in unrealized
   gain (loss) on
   investments..............   29,635,696    (7,859,735)   (213,823)    273,004     205,446        749,171
                             ------------  ------------  ----------  ----------   ----------     ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   23,661,102   (13,319,230)     52,941     329,165     381,907        751,357
                             ------------  ------------  ----------  ----------   ----------     ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,998,863     2,661,423       4,950       5,507       6,003          3,311
  Annuity Payments..........     (163,363)     (200,741)    (21,044)    (26,111)   (164,029)       (41,651)
  Surrenders, withdrawals
   and death benefits.......  (43,438,740)  (32,470,215)    (66,187)   (208,564)   (432,329)      (367,336)
  Net transfers between
   other subaccounts or
   fixed rate option........   87,309,678    47,896,020     (77,856)    (29,786)    (78,773)      (530,809)
  Other charges.............   (2,813,977)   (2,643,100)     (4,039)     (4,006)     (5,743)        (6,307)
                             ------------  ------------  ----------  ----------   ----------     ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   43,892,461    15,243,387    (164,176)   (262,960)   (674,871)      (942,792)
                             ------------  ------------  ----------  ----------   ----------     ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   67,553,563     1,924,157    (111,235)     66,205    (292,964)      (191,435)

NET ASSETS
  Beginning of period.......  430,241,976   428,317,819   1,205,187   1,138,982   4,630,914      4,822,349
                             ------------  ------------  ----------  ----------   ----------     ----------
  End of period............. $497,795,539  $430,241,976  $1,093,952  $1,205,187  $4,337,950     $4,630,914
                             ============  ============  ==========  ==========   ==========     ==========

  Beginning units...........   37,183,852    35,787,756      79,364      98,752     228,256        278,069
  Units issued..............   21,364,532    22,826,473       3,349       5,033         278          5,802
  Units redeemed............  (17,792,900)  (21,430,377)    (13,860)    (24,421)    (32,276)       (55,615)
                             ------------  ------------  ----------  ----------   ----------     ----------
  Ending units..............   40,755,484    37,183,852      68,853      79,364     196,258        228,256
                             ============  ============  ==========  ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO -
SMALL COMPANY GROWTH          PRUDENTIAL SP INTERNATIONAL   NVIT DEVELOPING MARKETS
   FUND - CLASS A                 GROWTH PORTFOLIO              FUND - CLASS II       THE DOW DART 10 PORTFOLIO
----------------------------  --------------------------  --------------------------  ------------------------
01/01/2014     01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014   01/01/2013
    TO             TO              TO            TO            TO            TO            TO           TO
12/31/2014     12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013   04/25/2014**  12/31/2013
----------     ----------     -----------   -----------   ------------  ------------  ------------ -----------
 $ (3,856)      $ (3,531)     $   (90,738)  $  (110,407)  $   (365,305) $   (421,073) $   (33,632) $  (118,450)
    6,709              -                -             -              -             -            -            -
   11,661         27,284          477,468       607,102     (1,952,719)   (1,279,431)   1,666,374      820,789
  (38,452)       105,347         (865,039)      635,738     (1,655,474)     (105,351)  (1,754,598)   1,106,590
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------

  (23,938)       129,100         (478,309)    1,132,433     (3,973,498)   (1,805,855)    (121,856)   1,808,929
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------

      273            244           64,709        41,865        326,227       501,116        5,537       24,934
        -        (22,775)          (7,181)      (15,813)      (202,167)      (92,200)           -      (28,676)
  (22,814)       (59,184)      (1,254,584)   (1,070,140)    (8,974,736)   (9,133,168)    (432,408)  (1,050,318)
        -           (885)        (202,329)     (903,141)    (3,096,257)   (5,403,136)  (6,764,222)      37,540
     (697)          (810)          (6,403)       (8,374)       (63,122)      (74,887)      (3,821)      (9,338)
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------

  (23,238)       (83,410)      (1,405,788)   (1,955,603)   (12,010,055)  (14,202,275)  (7,194,914)  (1,025,858)
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------

  (47,176)        45,690       (1,884,097)     (823,170)   (15,983,553)  (16,008,130)  (7,316,770)     783,071

  426,713        381,023        7,436,490     8,259,660     62,988,964    78,997,094    7,316,770    6,533,699
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------
 $379,537       $426,713      $ 5,552,393   $ 7,436,490   $ 47,005,411  $ 62,988,964  $         -  $ 7,316,770
 ========       ========      ===========   ===========   ============  ============  ===========  ===========

   15,157         18,821          498,111       650,993      3,033,563     3,750,680      450,327      520,001
       10             11          168,324       225,230      1,064,323     1,424,044       30,860      208,113
     (887)        (3,675)        (268,971)     (378,112)    (1,637,100)   (2,141,161)    (481,187)    (277,787)
 --------       --------      -----------   -----------   ------------  ------------  -----------  -----------
   14,280         15,157          397,464       498,111      2,460,786     3,033,563            -      450,327
 ========       ========      ===========   ===========   ============  ============  ===========  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ------------------------------------------------------------------------------
                             FIRST TRUST TARGET FOCUS  GLOBAL DIVIDEND TARGET 15
                                  FOUR PORTFOLIO               PORTFOLIO          NASDAQ TARGET 15 PORTFOLIO
                             ------------------------  -------------------------  -------------------------
                              01/01/2014   01/01/2013   01/01/2014    01/01/2013   01/01/2014   01/01/2013
                                  TO           TO           TO            TO           TO           TO
                             04/25/2014**  12/31/2013  04/25/2014**   12/31/2013  04/25/2014**  12/31/2013
                             ------------ -----------  ------------  -----------  ------------  ----------
OPERATIONS
  Net investment income
   (loss)................... $   (29,338) $   (94,575) $   (123,792) $  (465,053) $   (22,526)  $  (62,382)
  Capital gains
   distributions
   received.................           -            -             -            -            -            -
  Realized gain (loss) on
   shares redeemed..........   1,609,042      363,255     5,721,845    2,757,391      725,035      844,049
  Net change in unrealized
   gain (loss) on
   investments..............  (1,411,311)   1,201,008    (6,261,845)   1,131,736     (679,650)     771,525
                             -----------  -----------  ------------  -----------  -----------   ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     168,393    1,469,688      (663,792)   3,424,074       22,859    1,553,192
                             -----------  -----------  ------------  -----------  -----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      26,522      167,559        54,150      431,115       16,996       48,381
  Annuity Payments..........           -       (8,433)       (7,857)    (112,142)           -            -
  Surrenders, withdrawals
   and death benefits.......    (368,028)    (741,165)   (1,201,927)  (3,369,132)    (218,241)    (439,154)
  Net transfers between
   other subaccounts or
   fixed rate option........  (5,849,033)    (661,384)  (26,103,148)  (4,064,187)  (5,155,111)   1,011,467
  Other charges.............      (2,049)      (7,230)       (8,393)     (29,911)      (1,032)      (3,019)
                             -----------  -----------  ------------  -----------  -----------   ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (6,192,588)  (1,250,653)  (27,267,175)  (7,144,257)  (5,357,388)     617,675
                             -----------  -----------  ------------  -----------  -----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (6,024,195)     219,035   (27,930,967)  (3,720,183)  (5,334,529)   2,170,867

NET ASSETS
  Beginning of period.......   6,024,195    5,805,160    27,930,967   31,651,150    5,334,529    3,163,662
                             -----------  -----------  ------------  -----------  -----------   ----------
  End of period............. $         -  $ 6,024,195  $          -  $27,930,967  $         -   $5,334,529
                             ===========  ===========  ============  ===========  ===========   ==========

  Beginning units...........     736,323      906,260     1,308,408    1,676,458      337,532      295,457
  Units issued..............      64,440      311,921        87,170      481,511       29,178      394,877
  Units redeemed............    (800,763)    (481,858)   (1,395,578)    (849,561)    (366,710)    (352,802)
                             -----------  -----------  ------------  -----------  -----------   ----------
  Ending units..............           -      736,323             -    1,308,408            -      337,532
                             ===========  ===========  ============  ===========  ===========   ==========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                          THE DOW TARGET DIVIDEND
 S&P TARGET 24 PORTFOLIO     TARGET MANAGED VIP PORTFOLIO VALUE LINE TARGET 25 PORTFOLIO         PORTFOLIO
-------------------------    ---------------------------  -----------------------------  -------------------------
 01/01/2014      01/01/2013   01/01/2014     01/01/2013    01/01/2014      01/01/2013     01/01/2014    01/01/2013
     TO              TO           TO             TO            TO              TO             TO            TO
04/25/2014**     12/31/2013  04/25/2014**    12/31/2013   04/25/2014**     12/31/2013    04/25/2014**   12/31/2013
------------    -----------  ------------   -----------   ------------     -----------   ------------  -----------
$    (47,296)   $  (135,515) $   (101,613)  $  (324,721)  $   (27,852)    $   (93,319)   $    (82,342) $  (275,086)
           -              -             -             -             -               -               -            -
   2,592,939        773,665     7,609,651     1,686,265     2,431,885         439,684       4,448,896      866,048
  (2,667,085)     2,229,646    (7,667,963)    4,416,229    (1,971,679)      1,347,854      (3,855,186)   3,339,920
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------

    (121,442)     2,867,796      (159,925)    5,777,773       432,354       1,694,219         511,368    3,930,882
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------

     157,418        182,855        81,408       232,114        10,257          47,956          81,093      288,638
           -        (35,097)      (30,832)      (43,422)            -          20,399         (39,474)     (44,591)
    (675,464)      (944,358)   (1,484,356)   (2,262,097)     (490,799)       (720,351)     (1,171,587)  (2,493,171)
 (10,086,485)     1,508,727   (20,103,828)     (341,437)   (6,680,143)       (580,085)    (17,303,696)     627,190
      (2,626)       (10,437)       (9,825)      (43,677)       (2,253)         (7,285)         (7,481)     (24,675)
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------

 (10,607,157)       701,690   (21,547,433)   (2,458,519)   (7,162,938)     (1,239,366)    (18,441,145)  (1,646,609)
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------

 (10,728,599)     3,569,486   (21,707,358)    3,319,254    (6,730,584)        454,853     (17,929,777)   2,284,273

  10,728,599      7,159,113    21,707,358    18,388,104     6,730,584       6,275,731      17,929,777   15,645,504
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------
$          -    $10,728,599  $          -   $21,707,358   $         -     $ 6,730,584    $          -  $17,929,777
============    ===========  ============   ===========   ===========      ===========   ============  ===========

     631,169        596,959     1,524,449     1,716,295       666,416         797,944       1,532,843    1,694,934
      96,267        412,139        69,010       473,691        41,156          58,897         206,335      729,035
    (727,436)      (377,929)   (1,593,459)     (665,537)     (707,572)       (190,425)     (1,739,178)    (891,126)
------------    -----------  ------------   -----------   -----------      -----------   ------------  -----------
           -        631,169             -     1,524,449             -         666,416               -    1,532,843
============    ===========  ============   ===========   ===========      ===========   ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                                PROFUND VP ASIA 30         PROFUND VP BANKS            PROFUND VP BEAR
                             ------------------------  ------------------------  --------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                  TO           TO           TO           TO           TO            TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013
                             -----------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (229,619) $  (301,420) $   (70,160) $   (81,303) $   (111,894) $   (156,353)
  Capital gains
   distributions
   received.................           -            -            -            -             -             -
  Realized gain (loss) on
   shares redeemed..........   1,931,428    1,369,899       74,091    1,527,643    (1,590,448)   (2,800,280)
  Net change in unrealized
   gain (loss) on
   investments..............  (2,379,641)     722,403       81,631      (78,127)      373,949      (585,915)
                             -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (677,832)   1,790,882       85,562    1,368,213    (1,328,393)   (3,542,548)
                             -----------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      54,080       89,336       15,098       44,227        29,778       114,211
  Annuity Payments..........     (39,684)     (79,984)      (8,058)      (4,367)       (6,486)       (4,776)
  Surrenders, withdrawals
   and death benefits.......  (2,284,622)  (3,071,679)    (745,697)    (862,358)   (1,185,636)   (1,300,864)
  Net transfers between
   other subaccounts or
   fixed rate option........  (4,223,791)  (1,977,453)     257,629   (1,950,386)      542,347     2,718,023
  Other charges.............     (29,569)     (35,911)      (4,116)      (7,054)       (6,987)      (11,516)
                             -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (6,523,586)  (5,075,691)    (485,144)  (2,779,938)     (626,984)    1,515,078
                             -----------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (7,201,418)  (3,284,809)    (399,582)  (1,411,725)   (1,955,377)   (2,027,470)

NET ASSETS
  Beginning of period.......  19,519,384   22,804,193    5,018,702    6,430,427     7,919,468     9,946,938
                             -----------  -----------  -----------  -----------  ------------  ------------
  End of period............. $12,317,966  $19,519,384  $ 4,619,120  $ 5,018,702  $  5,964,091  $  7,919,468
                             ===========  ===========  ===========  ===========  ============  ============

  Beginning units...........     844,833    1,128,784      766,071    1,296,114     2,673,831     2,506,160
  Units issued..............     727,819    1,406,705    2,304,275    5,227,229    16,035,951    19,652,261
  Units redeemed............  (1,023,580)  (1,690,656)  (2,431,173)  (5,757,272)  (16,324,084)  (19,484,590)
                             -----------  -----------  -----------  -----------  ------------  ------------
  Ending units..............     549,072      844,833      639,173      766,071     2,385,698     2,673,831
                             ===========  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------

PROFUND VP BIOTECHNOLOGY    PROFUND VP BASIC MATERIALS   PROFUND VP ULTRABULL          PROFUND VP BULL
------------------------    ------------------------   ------------------------  --------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013
     TO             TO           TO            TO           TO           TO           TO            TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------
$  (274,083)   $  (243,871) $  (130,610)  $   (93,875) $  (161,161) $  (140,908) $   (660,507) $   (624,990)


  1,314,161              -            -             -    3,497,480    1,303,633     1,037,727       535,359

  5,150,442      5,586,932    2,152,664       510,516     (636,349)   2,140,459     4,311,956     7,698,953
 (2,444,297)     2,610,659   (2,000,945)    1,523,245     (139,165)   1,527,098      (945,785)    2,098,966
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------





  3,746,223      7,953,720       21,109     1,939,886    2,560,805    4,830,282     3,743,391     9,708,288
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------


     66,532        123,320       64,815        95,503       27,323       45,845       471,557       208,718
    (18,971)        (8,612)           -       (44,759)    (103,500)      (6,459)     (131,553)      (76,130)
 (1,997,428)    (2,363,701)  (2,327,854)   (1,826,879)  (1,214,876)  (1,234,114)   (8,976,400)   (6,218,563)


    784,790      3,582,144   (2,816,965)      999,855   (1,472,873)     978,531    15,436,668     2,947,806
    (10,903)        (9,962)     (11,629)      (13,162)      (8,891)      (8,033)      (59,589)      (60,348)
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------

 (1,175,980)     1,323,189   (5,091,633)     (789,442)  (2,772,817)    (224,230)    6,740,683    (3,198,517)
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------



  2,570,243      9,276,909   (5,070,524)    1,150,444     (212,012)   4,606,052    10,484,074     6,509,771

 20,141,119     10,864,210   14,815,651    13,665,207   12,630,397    8,024,345    45,974,542    39,464,771
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------
$22,711,362    $20,141,119  $ 9,745,127   $14,815,651  $12,418,385  $12,630,397  $ 56,458,616  $ 45,974,542
===========    ===========  ===========   ===========  ===========  ===========  ============  ============

    815,474        717,074      792,114       863,209    1,003,874    1,021,343     3,061,959     3,403,519
  1,803,088      1,683,592      972,319     1,023,255    3,229,249    3,542,434    17,647,588    14,006,125
 (1,894,853)    (1,585,192)  (1,242,185)   (1,094,350)  (3,424,535)  (3,559,903)  (17,301,919)  (14,347,685)
-----------    -----------  -----------   -----------  -----------  -----------  ------------  ------------
    723,709        815,474      522,248       792,114      808,588    1,003,874     3,407,628     3,061,959
===========    ===========  ===========   ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                    PROFUND VP                PROFUND VP
                                 CONSUMER SERVICES     CONSUMER GOODS PORTFOLIO    PROFUND VP OIL & GAS
                             ------------------------  ------------------------  ------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014     01/01/2013
                                  TO           TO           TO           TO           TO             TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014     12/31/2013
                             -----------  -----------  -----------  -----------  -----------    -----------
OPERATIONS
  Net investment income
   (loss)................... $  (193,596) $  (221,178) $  (156,279) $  (116,375) $  (350,003)   $  (397,206)
  Capital gains
   distributions
   received.................      12,711       45,393            -            -    2,241,062      1,334,941
  Realized gain (loss) on
   shares redeemed..........   2,711,667    2,632,068    2,425,588    1,576,362    1,787,177        267,274
  Net change in unrealized
   gain (loss) on
   investments..............  (1,845,853)   2,384,050   (1,111,496)   1,835,420   (7,521,487)     5,792,179
                             -----------  -----------  -----------  -----------  -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     684,929    4,840,333    1,157,813    3,295,407   (3,843,251)     6,997,188
                             -----------  -----------  -----------  -----------  -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     123,338      101,095      113,615       67,900      135,694        215,463
  Annuity Payments..........           -       (8,395)      (3,164)     (31,792)     (69,665)      (377,549)
  Surrenders, withdrawals
   and death benefits.......  (1,325,650)  (1,670,771)  (2,033,928)  (2,238,339)  (5,005,959)    (5,505,757)
  Net transfers between
   other subaccounts or
   fixed rate option........  (8,115,407)   5,779,992    1,605,710    3,477,400      881,035     (2,496,251)
  Other charges.............     (47,928)     (55,419)     (59,518)     (61,763)     (31,489)       (37,053)
                             -----------  -----------  -----------  -----------  -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (9,365,647)   4,146,502     (377,285)   1,213,406   (4,090,384)    (8,201,147)
                             -----------  -----------  -----------  -----------  -----------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (8,680,718)   8,986,835      780,528    4,508,813   (7,933,635)    (1,203,959)

NET ASSETS
  Beginning of period.......  19,826,467   10,839,632   15,923,185   11,414,372   33,900,781     35,104,740
                             -----------  -----------  -----------  -----------  -----------    -----------
  End of period............. $11,145,749  $19,826,467  $16,703,713  $15,923,185  $25,967,146    $33,900,781
                             ===========  ===========  ===========  ===========  ===========    ===========

  Beginning units...........   1,184,571      888,964      893,762      802,776    1,283,810      1,630,877
  Units issued..............     745,546    1,900,784    1,114,485    1,255,174    1,289,614      1,025,929
  Units redeemed............  (1,324,359)  (1,605,177)  (1,145,149)  (1,164,188)  (1,448,966)    (1,372,996)
                             -----------  -----------  -----------  -----------  -----------    -----------
  Ending units..............     605,758    1,184,571      863,098      893,762    1,124,458      1,283,810
                             ===========  ===========  ===========  ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                               PROFUND VP
   PROFUND VP EUROPE 30        PROFUND VP FINANCIALS      U.S. GOVERNMENT PLUS     PROFUND VP HEALTH CARE
-------------------------    ------------------------  -------------------------  ------------------------
 01/01/2014      01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013    01/01/2014   01/01/2013
     TO              TO           TO           TO           TO           TO            TO           TO
 12/31/2014      12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013    12/31/2014   12/31/2013
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------
$     (3,721)   $   (27,544) $  (283,746) $  (298,916) $  (219,134) $   (284,147) $  (685,484) $  (437,345)
           -              -            -            -            -     1,368,991            -            -
   1,253,621      3,099,230    1,990,845    3,878,334    3,717,056    (6,433,718)   6,067,217    5,079,887
  (3,476,655)       538,334      121,288    1,759,869    1,283,948        61,084    2,700,178    5,115,558
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------

  (2,226,755)     3,610,020    1,828,387    5,339,287    4,781,870    (5,287,790)   8,081,911    9,758,100
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------

      56,769         77,333      127,270      117,254      129,372       281,006      384,458      152,689
     (40,715)          (491)     (12,563)     (13,870)    (146,986)      (39,804)     (72,151)     (45,456)
  (3,175,265)    (2,428,880)  (2,009,740)  (2,424,262)  (3,104,785)   (5,200,051)  (4,952,369)  (4,192,766)
  (5,373,736)     3,515,046   (2,915,136)   4,355,147    2,108,706    (2,622,531)  10,634,436    8,629,120
     (25,437)       (20,472)     (89,245)     (89,841)     (17,628)      (44,118)    (181,333)    (123,700)
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------

  (8,558,384)     1,142,536   (4,899,414)   1,944,428   (1,031,321)   (7,625,498)   5,813,041    4,419,887
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------

 (10,785,139)     4,752,556   (3,071,027)   7,283,715    3,750,549   (12,913,288)  13,894,952   14,177,987

  23,469,268     18,716,712   23,560,794   16,277,079   13,972,714    26,886,002   38,340,660   24,162,673
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------
$ 12,684,129    $23,469,268  $20,489,767  $23,560,794  $17,723,263  $ 13,972,714  $52,235,612  $38,340,660
============    ===========  ===========  ===========  ===========  ============  ===========  ===========

   1,746,662      1,695,715    2,513,863    2,235,224      922,731     1,422,536    2,347,512    2,026,783
   2,116,280      3,333,627    1,296,058    4,050,848    5,288,591     7,475,245    2,534,939    3,527,596
  (2,810,791)    (3,282,680)  (1,855,797)  (3,772,209)  (5,347,652)   (7,975,050)  (2,303,010)  (3,206,867)
------------    -----------  -----------  -----------  -----------  ------------  -----------  -----------
   1,052,151      1,746,662    1,954,124    2,513,863      863,670       922,731    2,579,441    2,347,512
============    ===========  ===========  ===========  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                     ACCESS VP
                                  HIGH YIELD FUND       PROFUND VP INDUSTRIALS      PROFUND VP INTERNET
                             ------------------------  ------------------------  ------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                  TO           TO           TO           TO           TO           TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
                             -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   424,981  $   252,620  $  (178,222) $  (159,942) $  (106,734) $  (109,534)
  Capital gains
   distributions
   received.................     220,954      716,345            -            -      321,673      570,229
  Realized gain (loss) on
   shares redeemed..........    (185,202)     207,188    1,938,124    1,830,952      714,964      977,390
  Net change in unrealized
   gain (loss) on
   investments..............    (402,333)     284,085   (1,610,856)   2,066,521   (1,487,015)   1,452,160
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............      58,400    1,460,238      149,046    3,737,531     (557,112)   2,890,245
                             -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      28,736      128,808       73,707       60,322       15,030       21,750
  Annuity Payments..........     (60,504)      (9,015)           -       (1,843)     (52,817)     (26,166)
  Surrenders, withdrawals
   and death benefits.......  (2,645,053)  (2,948,995)  (1,226,571)  (1,607,614)    (908,095)  (1,027,131)
  Net transfers between
   other subaccounts or
   fixed rate option........  (6,532,395)  (4,110,053)  (3,184,755)   4,943,766   (3,402,143)   2,601,320
  Other charges.............      (6,447)      (7,209)     (52,365)     (46,663)      (4,118)      (4,533)
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (9,215,663)  (6,946,464)  (4,389,984)   3,347,968   (4,352,143)   1,565,240
                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (9,157,263)  (5,486,226)  (4,240,938)   7,085,499   (4,909,255)   4,455,485

NET ASSETS
  Beginning of period.......  21,085,122   26,571,348   16,378,499    9,293,000   10,188,314    5,732,829
                             -----------  -----------  -----------  -----------  -----------  -----------
  End of period............. $11,927,859  $21,085,122  $12,137,561  $16,378,499  $ 5,279,059  $10,188,314
                             ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units...........   1,154,831    1,583,679      886,178      680,819      240,435      202,519
  Units issued..............   2,670,062    3,811,356      635,692    1,527,525      340,045      458,546
  Units redeemed............  (3,178,970)  (4,240,204)    (892,640)  (1,322,166)    (456,943)    (420,630)
                             -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..............     645,923    1,154,831      629,230      886,178      123,537      240,435
                             ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
    PROFUND VP JAPAN        PROFUND VP PRECIOUS METALS  PROFUND VP MID-CAP GROWTH  PROFUND VP MID-CAP VALUE
------------------------    --------------------------  ------------------------  -------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013
     TO             TO           TO            TO            TO           TO           TO            TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------

$  (124,553)   $  (205,601) $   (342,021) $   (477,027) $  (363,981) $  (450,137) $   (303,528) $  (311,081)


  3,383,174              -             -             -    1,982,453            -             -            -
 (2,855,623)     3,601,473    (3,587,505)  (20,587,297)   1,187,217    5,629,682     2,654,581    5,788,428
   (857,972)       417,857    (1,590,984)    3,479,373   (1,978,428)   1,832,990    (1,085,433)     510,979
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------

   (454,974)     3,813,729    (5,520,510)  (17,584,951)     827,261    7,012,535     1,265,620    5,988,326
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------


     25,599        109,021       192,165       181,273       88,470      152,051        66,354      140,293
    (26,698)        (5,598)      (91,571)     (112,740)    (190,302)     (22,764)     (311,871)     (53,423)
 (1,090,522)    (1,641,488)   (3,570,147)   (5,297,179)  (3,503,259)  (4,759,772)   (2,980,108)  (4,174,766)
 (4,074,857)     2,778,118    (1,062,895)   (4,585,816)  (5,588,106)   1,102,021    (7,064,657)   1,516,870
    (11,394)       (12,539)      (29,338)      (38,007)     (47,660)     (44,524)      (45,343)     (40,619)
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------

 (5,177,872)     1,227,514    (4,561,786)   (9,852,469)  (9,240,857)  (3,572,988)  (10,335,625)  (2,611,645)
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------

 (5,632,846)     5,041,243   (10,082,296)  (27,437,420)  (8,413,596)   3,439,547    (9,070,005)   3,376,681

 13,024,428      7,983,185    25,863,456    53,300,876   31,496,776   28,057,229    26,368,547   22,991,866
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------
$ 7,391,582    $13,024,428  $ 15,781,160  $ 25,863,456  $23,083,180  $31,496,776  $ 17,298,542  $26,368,547
===========    ===========  ============  ============  ===========  ===========  ============  ===========

  1,157,353      1,032,312     2,771,058     3,517,231    1,576,487    1,814,703     1,338,513    1,520,000
  1,348,364      5,239,533     6,804,576     7,620,335    2,053,316    3,584,899     2,095,166    3,511,642
 (1,864,640)    (5,114,492)   (7,358,760)   (8,366,508)  (2,530,483)  (3,823,115)   (2,631,781)  (3,693,129)
-----------    -----------  ------------  ------------  -----------  -----------  ------------  -----------
    641,077      1,157,353     2,216,874     2,771,058    1,099,320    1,576,487       801,898    1,338,513
===========    ===========  ============  ============  ===========  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                                    PROFUND VP                                     PROFUND VP RISING RATES
                                  PHARMACEUTICALS       PROFUND VP REAL ESTATE           OPPORTUNITY
                             ------------------------  ------------------------  --------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                  TO           TO           TO           TO           TO            TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013
                             -----------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (63,263) $    28,170  $    12,738  $   (52,593) $   (222,913) $   (245,302)
  Capital gains
   distributions
   received.................     424,096      426,944            -            -             -             -
  Realized gain (loss) on
   shares redeemed..........   1,047,292    1,224,035      734,214      944,646    (4,215,939)    1,517,974
  Net change in unrealized
   gain (loss) on
   investments..............      32,429      203,929    2,135,254   (1,232,517)   (1,009,359)      243,102
                             -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,440,554    1,883,078    2,882,206     (340,464)   (5,448,211)    1,515,774
                             -----------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      21,156       37,358       98,840       84,882       173,616        79,092
  Annuity Payments..........     (23,794)        (144)     (61,604)     (22,906)       (5,672)      (58,407)
  Surrenders, withdrawals
   and death benefits.......  (1,270,346)  (1,335,870)  (2,095,880)  (2,202,865)   (2,232,309)   (1,939,177)
  Net transfers between
   other subaccounts or
   fixed rate option........   2,817,348      299,828    2,521,147   (1,052,715)    1,795,601     9,588,695
  Other charges.............      (8,780)      (7,920)     (35,512)     (35,738)      (20,494)      (16,663)
                             -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   1,535,584   (1,006,748)     426,991   (3,229,342)     (289,258)    7,653,540
                             -----------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,976,138      876,330    3,309,197   (3,569,806)   (5,737,469)    9,169,314

NET ASSETS
  Beginning of period.......   7,905,618    7,029,288   13,089,780   16,659,586    18,220,929     9,051,615
                             -----------  -----------  -----------  -----------  ------------  ------------
  End of period............. $10,881,756  $ 7,905,618  $16,398,977  $13,089,780  $ 12,483,460  $ 18,220,929
                             ===========  ===========  ===========  ===========  ============  ============

  Beginning units...........     616,013      712,904      689,810      868,827     6,725,105     3,764,158
  Units issued..............   1,341,140    1,143,265    1,224,383    1,293,805    20,259,441    31,414,547
  Units redeemed............  (1,240,166)  (1,240,156)  (1,223,669)  (1,472,822)  (20,274,825)  (28,453,600)
                             -----------  -----------  -----------  -----------  ------------  ------------
  Ending units..............     716,987      616,013      690,524      689,810     6,709,721     6,725,105
                             ===========  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                          PROFUND VP SMALL-CAP
  PROFUND VP NASDAQ-100      PROFUND VP SEMICONDUCTOR            GROWTH           PROFUND VP SHORT MID-CAP
-------------------------    ------------------------  -------------------------  ------------------------
 01/01/2014     01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013   01/01/2014   01/01/2013
     TO             TO            TO           TO           TO            TO           TO           TO
 12/31/2014     12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013   12/31/2014   12/31/2013
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------
$  (414,311)   $   (341,558) $   (36,802) $    (9,345) $   (414,430) $  (511,125) $    (8,630) $   (13,004)
    941,333               -            -            -     3,297,513    1,539,393            -            -
  4,012,035       5,627,086      784,692      139,494      (389,526)   4,752,617      (51,543)    (402,130)
   (728,545)      1,203,559       44,013       94,539    (3,829,153)   4,251,906      (12,941)      50,004
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------

  3,810,512       6,489,087      791,903      224,688    (1,335,596)  10,032,791      (73,114)    (365,130)
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------

     58,816         171,620        4,964        6,682       114,577      133,347        1,971       49,488
     (8,377)        (86,450)        (958)      (3,576)     (114,757)     (44,900)           -         (267)
 (5,341,899)     (3,370,278)    (251,762)    (205,347)   (3,845,591)  (4,361,104)     (82,018)     (68,193)
  2,026,109       4,458,458    1,741,061       53,423   (15,814,817)  17,453,645      256,935     (235,302)
    (25,936)        (25,020)      (1,332)        (719)      (45,986)     (40,650)        (338)        (790)
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------

 (3,291,287)      1,148,330    1,491,973     (149,537)  (19,706,574)  13,140,338      176,550     (255,064)
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------

    519,225       7,637,417    2,283,876       75,151   (21,042,170)  23,173,129      103,436     (620,194)

 30,452,431      22,815,014    1,119,719    1,044,568    44,117,066   20,943,937      423,120    1,043,314
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------
$30,971,656    $ 30,452,431  $ 3,403,595  $ 1,119,719  $ 23,074,896  $44,117,066  $   526,556  $   423,120
===========    ============  ===========  ===========  ============  ===========  ===========  ===========

  2,273,586       2,193,426      143,300      175,507     1,972,496    1,305,984      173,401      298,453
  9,640,104      11,730,243    2,257,020    1,723,297     2,129,745    4,549,000    4,836,439    5,354,473
 (9,943,076)    (11,650,083)  (2,072,520)  (1,755,504)   (3,087,304)  (3,882,488)  (4,760,963)  (5,479,525)
-----------    ------------  -----------  -----------  ------------  -----------  -----------  -----------
  1,970,614       2,273,586      327,800      143,300     1,014,937    1,972,496      248,877      173,401
===========    ============  ===========  ===========  ============  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                  PROFUND VP SHORT
                                     NASDAQ-100          PROFUND VP SHORT SMALL-CAP  PROFUND VP SMALL-CAP VALUE
                             --------------------------  --------------------------  ------------------------
                              01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                  TO            TO            TO            TO            TO            TO
                              12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                             ------------  ------------  ------------  ------------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)................... $    (27,709) $    (45,238) $    (15,016) $    (22,626) $  (255,606)  $  (293,766)
  Capital gains
   distributions
   received.................            -             -             -             -      724,872             -
  Realized gain (loss) on
   shares redeemed..........     (501,595)   (1,045,132)      (59,057)     (845,592)   2,261,737     4,170,866
  Net change in unrealized
   gain (loss) on
   investments..............        7,571       (10,837)      (17,547)      104,337   (2,340,552)    1,930,259
                             ------------  ------------  ------------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     (521,733)   (1,101,207)      (91,620)     (763,881)     390,451     5,807,359
                             ------------  ------------  ------------  ------------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................       11,538        59,791         3,190        58,002       50,807       117,697
  Annuity Payments..........      (21,548)         (263)            -        (1,592)     (92,540)       (3,573)
  Surrenders, withdrawals
   and death benefits.......     (282,565)     (523,025)     (132,161)     (144,152)  (2,038,845)   (3,567,722)
  Net transfers between
   other subaccounts or
   fixed rate option........      249,409      (625,046)      360,293    (1,255,376)  (7,733,192)    3,316,937
  Other charges.............       (4,546)       (6,269)         (993)       (1,410)     (30,985)      (29,474)
                             ------------  ------------  ------------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............      (47,712)   (1,094,812)      230,329    (1,344,528)  (9,844,755)     (166,135)
                             ------------  ------------  ------------  ------------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     (569,445)   (2,196,019)      138,709    (2,108,409)  (9,454,304)    5,641,224

NET ASSETS
  Beginning of period.......    1,634,863     3,830,882       548,896     2,657,305   23,254,595    17,613,371
                             ------------  ------------  ------------  ------------  -----------   -----------
  End of period............. $  1,065,418  $  1,634,863  $    687,605  $    548,896  $13,800,291   $23,254,595
                             ============  ============  ============  ============  ===========   ===========

  Beginning units...........      997,859     1,643,888       243,522       779,088    1,226,561     1,278,516
  Units issued..............   15,108,833    16,628,613    19,159,623    11,788,084      814,374     2,221,335
  Units redeemed............  (15,274,724)  (17,274,642)  (19,064,369)  (12,323,650)  (1,338,732)   (2,273,290)
                             ------------  ------------  ------------  ------------  -----------   -----------
  Ending units..............      831,968       997,859       338,776       243,522      702,203     1,226,561
                             ============  ============  ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                  PROFUND VP
 PROFUND VP TECHNOLOGY        TELECOMMUNICATIONS      PROFUND VP ULTRAMID-CAP  PROFUND VP ULTRANASDAQ-100
-----------------------    ------------------------  ------------------------  --------------------------
01/01/2014     01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013
    TO             TO           TO           TO           TO           TO           TO            TO
12/31/2014     12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

$  (84,842)   $   (68,878) $   131,106  $   139,450  $  (291,095) $  (299,290) $   (458,408) $   (325,499)


         -              -            -      436,312            -            -             -             -

 1,110,082        (37,027)     (85,510)      30,360    3,481,705    9,019,597    14,472,386     7,790,202
  (165,988)     1,144,388     (124,577)     148,717   (1,432,590)     569,169    (3,384,333)    7,393,800
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

   859,252      1,038,483      (78,981)     754,839    1,758,020    9,289,476    10,629,645    14,858,503
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

    11,860         36,186       49,752       45,635      117,742      106,709       107,501       431,299
    (3,649)       (16,037)           -      (20,635)     (18,489)     (22,878)     (272,684)      (41,686)
  (746,945)      (863,757)    (791,769)    (981,590)  (2,729,398)  (2,055,931)   (5,971,372)   (1,984,265)
   760,637       (916,552)      38,009   (2,384,360)   3,404,181   (3,770,742)    1,210,028     3,175,981
    (3,247)        (2,725)     (28,221)     (35,630)     (17,501)     (19,639)      (29,942)      (26,113)
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

    18,656     (1,762,885)    (732,229)  (3,376,580)     756,535   (5,762,481)   (4,956,469)    1,555,216
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

   877,908       (724,402)    (811,210)  (2,621,741)   2,514,555    3,526,995     5,673,176    16,413,719

 5,374,483      6,098,885    7,143,256    9,764,997   21,008,395   17,481,400    36,425,606    20,011,887
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
$6,252,391    $ 5,374,483  $ 6,332,046  $ 7,143,256  $23,522,950  $21,008,395  $ 42,098,782  $ 36,425,606
==========    ===========  ===========  ===========  ===========  ===========  ============  ============

   595,992        815,896      695,679    1,023,649      820,828    1,147,006     9,660,960     9,648,194
   960,868        913,495    1,189,077    1,691,027    4,040,443    2,837,451    16,872,803    12,298,638
  (964,768)    (1,133,399)  (1,257,372)  (2,018,997)  (4,015,791)  (3,163,629)  (18,007,068)  (12,285,872)
----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
   592,092        595,992      627,384      695,679      845,480      820,828     8,526,695     9,660,960
==========    ===========  ===========  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ------------------------------------------------------------------------------

                             PROFUND VP ULTRASMALL-CAP   PROFUND VP UTILITIES    PROFUND VP LARGE-CAP GROWTH
                             ------------------------  ------------------------  --------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                  TO           TO           TO           TO           TO            TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013
                             -----------  -----------  -----------  -----------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)................... $  (160,928) $  (156,097) $    36,021  $   326,585  $  (414,663)  $  (282,093)
  Capital gains
   distributions
   received.................   1,874,540            -            -            -            -             -
  Realized gain (loss) on
   shares redeemed..........    (542,285)   6,006,511    2,303,172    1,872,371    5,587,960     2,035,711
  Net change in unrealized
   gain (loss) on
   investments..............    (681,036)     560,774    3,666,336      483,012   (2,283,883)    4,052,789
                             -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     490,291    6,411,188    6,005,529    2,681,968    2,889,414     5,806,407
                             -----------  -----------  -----------  -----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      43,525       70,276      171,081      124,310      117,724       112,727
  Annuity Payments..........     (13,787)     (24,438)     (93,678)     (44,782)     (23,042)       (4,878)
  Surrenders, withdrawals
   and death benefits.......  (1,209,958)  (1,015,217)  (4,767,565)  (3,054,796)  (4,354,249)   (3,318,179)
  Net transfers between
   other subaccounts or
   fixed rate option........  (2,200,011)    (743,145)   8,743,812      502,695    9,742,220     4,525,789
  Other charges.............      (6,971)      (7,075)    (100,160)     (89,987)     (47,683)      (38,581)
                             -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (3,387,202)  (1,719,599)   3,953,490   (2,562,560)   5,434,970     1,276,878
                             -----------  -----------  -----------  -----------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (2,896,911)   4,691,589    9,959,019      119,408    8,324,384     7,083,285

NET ASSETS
  Beginning of period.......  13,362,907    8,671,318   23,562,829   23,443,421   29,303,073    22,219,788
                             -----------  -----------  -----------  -----------  -----------   -----------
  End of period............. $10,465,996  $13,362,907  $33,521,848  $23,562,829  $37,627,457   $29,303,073
                             ===========  ===========  ===========  ===========  ===========   ===========

  Beginning units...........     744,603      882,109    1,484,055    1,647,365    1,896,726     1,860,619
  Units issued..............   3,552,182    3,775,375    2,653,055    2,238,472    3,272,530     2,371,240
  Units redeemed............  (3,736,143)  (3,912,881)  (2,417,443)  (2,401,782)  (2,973,351)   (2,335,133)
                             -----------  -----------  -----------  -----------  -----------   -----------
  Ending units..............     560,642      744,603    1,719,667    1,484,055    2,195,905     1,896,726
                             ===========  ===========  ===========  ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                                             RYDEX VT INVERSE S&P 500
PROFUND VP LARGE-CAP VALUE      RYDEX VT NOVA         RYDEX VT NASDAQ-100          STRATEGY
------------------------   ----------------------  ------------------------  -----------------------
 01/01/2014    01/01/2013  01/01/2014  01/01/2013   01/01/2014   01/01/2013  01/01/2014   01/01/2013
     TO            TO          TO          TO           TO           TO          TO           TO
 12/31/2014    12/31/2013  12/31/2014  12/31/2013   12/31/2014   12/31/2013  12/31/2014   12/31/2013
-----------   -----------  ----------  ----------  -----------  -----------  ----------   ----------
$  (185,960)  $  (107,406) $  (21,436) $  (19,916) $  (134,538) $  (125,695)  $  (618)     $   (930)
          -             -           -           -      550,376            -         -             -
  2,291,727     3,128,860     171,850     181,179      408,125      166,038    (4,823)      (33,269)
    121,237     1,162,406     126,517     452,171      586,623    2,533,555    (2,006)       12,208
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------

  2,227,004     4,183,860     276,931     613,434    1,410,586    2,573,898    (7,447)      (21,991)
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------

     78,374        88,138       2,127       2,214       24,900       23,151        42            66
          -        (2,329)          -      (6,513)     (16,963)     (13,261)        -          (525)
 (2,309,232)   (2,645,788)   (232,484)   (175,428)    (874,292)  (1,010,798)   (1,495)      (28,260)
 12,289,733    (4,508,336)    (48,471)   (106,585)    (392,830)    (370,041)    1,367        (2,897)
    (54,079)      (41,157)     (2,255)     (2,293)     (15,773)     (16,701)      (65)         (112)
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------

 10,004,796    (7,109,472)   (281,083)   (288,605)  (1,274,958)  (1,387,650)     (151)      (31,728)
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------

 12,231,800    (2,925,612)     (4,152)    324,829      135,628    1,186,248    (7,598)      (53,719)

 15,874,866    18,800,478   1,750,157   1,425,328    9,758,214    8,571,966    46,610       100,329
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------
$28,106,666   $15,874,866  $1,746,005  $1,750,157  $ 9,893,842  $ 9,758,214   $39,012      $ 46,610
===========   ===========  ==========  ==========  ===========  ===========   =======      ========

  1,194,772     1,829,294     186,686     223,877      842,897      983,132    12,758        19,904
  2,843,590     3,048,859         457       5,946       14,279        9,992       743         2,095
 (2,088,198)   (3,683,381)    (28,277)    (43,137)    (119,178)    (150,227)     (843)       (9,241)
-----------   -----------  ----------  ----------  -----------  -----------   -------      --------
  1,950,164     1,194,772     158,866     186,686      737,998      842,897    12,658        12,758
===========   ===========  ==========  ==========  ===========  ===========   =======      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ------------------------------------------------------------------------------
                                                                                   WELLS FARGO ADVANTAGE VT
                                INVESCO V.I. GLOBAL       INVESCO V.I. TECHNOLOGY   INDEX ASSET ALLOCATION
                             HEALTH CARE FUND - SERIES I      FUND - SERIES I           FUND - CLASS 2
                             --------------------------  ------------------------  ------------------------
                              01/01/2014    01/01/2013    01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                  TO            TO            TO           TO           TO           TO
                              12/31/2014    12/31/2013    12/31/2014   12/31/2013   12/31/2014   12/31/2013
                             -----------   -----------   -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (710,858)  $  (321,662)  $  (296,162) $  (286,828) $    29,428  $    58,473
  Capital gains
   distributions
   received.................   1,863,177             -     1,730,295    1,677,135            -            -
  Realized gain (loss) on
   shares redeemed..........   5,359,873     4,102,266     1,595,299    1,669,006      918,762      493,453
  Net change in unrealized
   gain (loss) on
   investments..............   1,258,371     8,867,459    (1,145,575)   1,260,833    3,175,810    3,846,836
                             -----------   -----------   -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   7,770,563    12,648,063     1,883,857    4,320,146    4,124,000    4,398,762
                             -----------   -----------   -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     162,932       246,390        78,737      121,092       35,549       41,118
  Annuity Payments..........    (134,241)     (132,705)      (35,531)     (65,236)    (400,128)     (90,376)
  Surrenders, withdrawals
   and death benefits.......  (6,301,021)   (5,219,127)   (2,731,332)  (2,187,467)  (2,334,120)  (2,576,842)
  Net transfers between
   other subaccounts or
   fixed rate option........   6,470,443     4,501,503       318,869     (842,935)    (697,007)    (723,826)
  Other charges.............     (51,123)      (44,625)      (28,129)     (29,604)     (15,361)     (11,144)
                             -----------   -----------   -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............     146,990      (648,564)   (2,397,386)  (3,004,150)  (3,411,067)  (3,361,070)
                             -----------   -----------   -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   7,917,553    11,999,499      (513,529)   1,315,996      712,933    1,037,692

NET ASSETS
  Beginning of period.......  44,462,321    32,462,822    21,778,779   20,462,783   26,976,863   25,939,171
                             -----------   -----------   -----------  -----------  -----------  -----------
  End of period............. $52,379,874   $44,462,321   $21,265,250  $21,778,779  $27,689,796  $26,976,863
                             ===========   ===========   ===========  ===========  ===========  ===========

  Beginning units...........   1,950,320     1,977,201     2,674,036    3,100,073      803,265      910,155
  Units issued..............     966,867     1,076,726       329,846      283,927       12,086       17,795
  Units redeemed............    (971,101)   (1,103,607)     (621,870)    (709,964)    (108,590)    (124,685)
                             -----------   -----------   -----------  -----------  -----------  -----------
  Ending units..............   1,946,086     1,950,320     2,382,012    2,674,036      706,761      803,265
                             ===========   ===========   ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                       SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
INTERNATIONAL EQUITY        SMALL CAP GROWTH         TOTAL RETURN BOND       AST FI PYRAMIS QUANTITATIVE
   FUND - CLASS 2            FUND - CLASS 2            FUND - CLASS 2                 PORTFOLIO
-----------------------  ----------------------   -----------------------  ------------------------------
01/01/2014   01/01/2013  01/01/2014   01/01/2013  01/01/2014   01/01/2013    01/01/2014      01/01/2013
    TO           TO          TO           TO          TO           TO            TO              TO
12/31/2014   12/31/2013  12/31/2014   12/31/2013  12/31/2014   12/31/2013    12/31/2014      12/31/2013
----------   ----------  ----------   ----------  ----------  -----------  --------------  --------------
$   7,263    $   4,306   $  (23,288)  $  (24,481) $   (1,704) $    (7,434) $  (26,263,444) $  (27,589,192)
   13,167       30,891      147,659       89,275           -      133,035               -               -
   (8,311)     (51,559)     159,888      110,208      30,217       78,184      60,284,946      44,664,642
  (51,413)     122,558     (348,873)     501,124     118,023     (377,237)    (17,651,025)    157,818,555
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------

  (39,294)     106,196      (64,614)     676,126     146,536     (173,452)     16,370,477     174,894,005
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------


    1,290          874        4,184        4,623       3,454        3,597       8,343,373       7,496,474
        -        1,016      (23,276)      (7,265)    (91,619)    (112,812)       (665,457)       (548,452)
  (79,075)    (133,827)    (278,442)    (232,237)   (413,704)    (529,228)    (96,087,679)    (88,816,908)
  (14,202)      34,917        4,471       (3,705)     28,324     (441,700)    (92,305,381)        469,968
     (619)        (701)      (2,153)      (2,041)     (2,622)      (1,647)     (8,492,373)     (8,703,243)
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------

  (92,606)     (97,721)    (295,216)    (240,625)   (476,167)  (1,081,790)   (189,207,517)    (90,102,161)
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------

 (131,900)       8,475     (359,830)     435,501    (329,631)  (1,255,242)   (172,837,040)     84,791,844

  641,764      633,289    1,979,896    1,544,395   3,732,721    4,987,963   1,537,832,170   1,453,040,326
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------
$ 509,864    $ 641,764   $1,620,066   $1,979,896  $3,403,090  $ 3,732,721  $1,364,995,130  $1,537,832,170
=========    =========   ==========   ==========  ==========  ===========  ==============  ==============

   71,758       83,293       95,545      110,175     205,373      264,126     129,733,206     138,334,141
    3,696        7,688        4,052        7,560       9,739       11,190      13,642,913      37,320,965
  (14,376)     (19,223)     (18,472)     (22,190)    (34,833)     (69,943)    (29,926,857)    (45,921,900)
---------    ---------   ----------   ----------  ----------  -----------  --------------  --------------
   61,078       71,758       81,125       95,545     180,279      205,373     113,449,262     129,733,206
=========    =========   ==========   ==========  ==========  ===========  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                      SUBACCOUNTS
                             ---------------------------------------------------------------------------------------------
                             AST PRUDENTIAL GROWTH ALLOCATION     AST ADVANCED STRATEGIES       AST INVESTMENT GRADE BOND
                                        PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                             ------------------------------   ------------------------------  -----------------------------
                               01/01/2014       01/01/2013      01/01/2014      01/01/2013     01/01/2014      01/01/2013
                                   TO               TO              TO              TO             TO              TO
                               12/31/2014       12/31/2013      12/31/2014      12/31/2013     12/31/2014      12/31/2013
                             --------------   --------------  --------------  --------------  ------------  ---------------
OPERATIONS
  Net investment income
   (loss)................... $  (40,595,322)  $  (38,857,288) $  (37,718,439) $  (36,831,399) $ (9,826,900) $   (16,969,339)
  Capital gains
   distributions
   received.................              -                -               -               -             -                -
  Realized gain (loss) on
   shares redeemed..........     74,300,700       52,989,365      72,331,654      54,657,542    43,643,192       (5,604,646)
  Net change in unrealized
   gain (loss) on
   investments..............    116,767,262      270,131,856      48,658,894     245,488,262    (5,294,704)      (7,842,758)
                             --------------   --------------  --------------  --------------  ------------  ---------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    150,472,640      284,263,933      83,272,109     263,314,405    28,521,588      (30,416,743)
                             --------------   --------------  --------------  --------------  ------------  ---------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     11,551,973       10,500,484      11,586,303       9,520,063       139,123           23,855
  Annuity Payments..........       (557,445)        (803,435)     (1,009,376)     (1,170,719)      (80,797)      (1,001,240)
  Surrenders, withdrawals
   and death benefits.......   (140,614,876)    (110,731,227)   (134,741,715)   (101,177,361)  (41,103,764)     (54,592,346)
  Net transfers between
   other subaccounts or
   fixed rate option........     72,685,579       33,241,482     (11,280,463)     85,533,216    (1,109,808)  (1,393,131,478)
  Other charges.............    (14,505,842)     (13,881,317)    (11,232,824)    (10,955,714)   (5,698,225)      (9,700,621)
                             --------------   --------------  --------------  --------------  ------------  ---------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    (71,440,611)     (81,674,013)   (146,678,075)    (18,250,515)  (47,853,471)  (1,458,401,830)
                             --------------   --------------  --------------  --------------  ------------  ---------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     79,032,029      202,589,920     (63,405,966)    245,063,890   (19,331,883)  (1,488,818,573)

NET ASSETS
  Beginning of period.......  2,213,546,728    2,010,956,808   2,087,638,847   1,842,574,957   652,504,748    2,141,323,321
                             --------------   --------------  --------------  --------------  ------------  ---------------
  End of period............. $2,292,578,757   $2,213,546,728  $2,024,232,881  $2,087,638,847  $633,172,865  $   652,504,748
                             ==============   ==============  ==============  ==============  ============  ===============

  Beginning units...........    192,673,884      201,471,852     151,296,298     153,034,377    45,339,171      141,377,029
  Units issued..............     41,712,410       75,912,377      20,925,112      38,930,962    65,503,866      132,216,236
  Units redeemed............    (48,621,039)     (84,710,345)    (31,555,779)    (40,669,041)  (68,894,331)    (228,254,094)
                             --------------   --------------  --------------  --------------  ------------  ---------------
  Ending units..............    185,765,255      192,673,884     140,665,631     151,296,298    41,948,706       45,339,171
                             ==============   ==============  ==============  ==============  ============  ===============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                       AST GLOBAL REAL ESTATE
 AST BOND PORTFOLIO 2015       AST BOND PORTFOLIO 2018      AST BOND PORTFOLIO 2019           PORTFOLIO
-------------------------    ---------------------------  --------------------------  ------------------------
 01/01/2014     01/01/2013    01/01/2014     01/01/2013    01/01/2014    01/01/2013    01/01/2014   01/01/2013
     TO             TO            TO             TO            TO            TO            TO           TO
 12/31/2014     12/31/2013    12/31/2014     12/31/2013    12/31/2014    12/31/2013    12/31/2014   12/31/2013
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------
$  (748,243)   $ (1,201,069) $ (1,941,715) $  (4,366,659) $ (1,528,394) $ (2,708,896) $  (782,351) $  (800,087)
          -               -             -              -             -             -            -            -
   (660,024)     (2,993,764)      267,670     11,481,440       157,019    (8,919,580)   2,341,594    3,552,005
    637,619       2,805,664     2,529,196    (17,544,105)    3,195,423     3,728,331    3,604,648   (2,368,654)
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------

   (770,648)     (1,389,169)      855,151    (10,429,324)    1,824,048    (7,900,145)   5,163,891      383,264
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------

     41,800           2,299         2,324        105,383             -             -      315,399      206,486
          -               -       (24,399)      (182,737)            -             -      (15,893)       6,812
 (3,796,969)    (14,013,351)  (17,988,011)   (38,669,947)  (12,352,273)  (19,957,415)  (3,737,519)  (2,983,446)
 (3,495,771)    (26,722,939)  (32,914,091)  (151,715,857)  (24,554,260)  (44,403,697)   1,017,504    4,598,249
    (24,399)        (38,895)      (39,259)       (85,255)      (28,476)      (44,216)    (349,414)    (344,575)
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------

 (7,275,339)    (40,772,886)  (50,963,436)  (190,548,413)  (36,935,009)  (64,405,328)  (2,769,923)   1,483,526
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------

 (8,045,987)    (42,162,055)  (50,108,285)  (200,977,737)  (35,110,961)  (72,305,473)   2,393,968    1,866,790

 41,495,892      83,657,947   123,362,957    324,340,694    94,194,040   166,499,513   44,915,302   43,048,512
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------
$33,449,905    $ 41,495,892  $ 73,254,672  $ 123,362,957  $ 59,083,079  $ 94,194,040  $47,309,270  $44,915,302
===========    ============  ============  =============  ============  ============  ===========  ===========

  3,421,631       6,730,666     9,502,489     23,638,719     7,280,462    11,939,765    3,761,549    3,714,851
    420,881         705,900     1,092,275      7,994,993     1,414,618     8,182,299    1,567,064    3,281,761
 (1,025,298)     (4,014,935)   (4,998,646)   (22,131,223)   (4,230,199)  (12,841,602)  (1,777,322)  (3,235,063)
-----------    ------------  ------------  -------------  ------------  ------------  -----------  -----------
  2,817,214       3,421,631     5,596,118      9,502,489     4,464,881     7,280,462    3,551,291    3,761,549
===========    ============  ============  =============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                               AST PARAMETRIC EMERGING
                              MARKETS EQUITY PORTFOLIO    AST BOND PORTFOLIO 2016       AST BOND PORTFOLIO 2020
                             --------------------------  -------------------------    --------------------------
                              01/01/2014    01/01/2013    01/01/2014   01/01/2013      01/01/2014    01/01/2013
                                  TO            TO            TO           TO              TO            TO
                              12/31/2014    12/31/2013    12/31/2014   12/31/2013      12/31/2014    12/31/2013
                             ------------  ------------  -----------  ------------    ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (2,342,003) $ (2,349,269) $  (243,411) $   (706,164)   $ (3,237,602) $ (2,645,618)
  Capital gains
   distributions
   received.................            -             -            -             -               -            40
  Realized gain (loss) on
   shares redeemed..........    2,809,793       583,090       77,636       728,463       4,047,418    (6,097,915)
  Net change in unrealized
   gain (loss) on
   investments..............   (8,876,641)   (2,137,744)      (1,571)     (896,749)      6,251,080      (873,120)
                             ------------  ------------  -----------  ------------    ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (8,408,851)   (3,903,923)    (167,346)     (874,450)      7,060,896    (9,616,653)
                             ------------  ------------  -----------  ------------    ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,064,739       487,595            -           176               -         2,009
  Annuity Payments..........      (13,758)     (110,008)           -             -            (632)            -
  Surrenders, withdrawals
   and death benefits.......   (9,044,054)   (6,873,035)  (2,555,686)   (5,407,179)    (26,430,757)  (28,437,810)
  Net transfers between
   other subaccounts or
   fixed rate option........      731,559    19,146,133   (2,664,613)  (28,005,662)    (49,745,580)  238,237,901
  Other charges.............   (1,192,076)   (1,177,010)      (6,504)      (13,134)        (57,162)      (15,456)
                             ------------  ------------  -----------  ------------    ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (8,453,590)   11,473,675   (5,226,803)  (33,425,799)    (76,234,131)  209,786,644
                             ------------  ------------  -----------  ------------    ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (16,862,441)    7,569,752   (5,394,149)  (34,300,249)    (69,173,235)  200,169,991

NET ASSETS
  Beginning of period.......  145,297,525   137,727,773   15,027,419    49,327,668     203,081,609     2,911,618
                             ------------  ------------  -----------  ------------    ------------  ------------
  End of period............. $128,435,084  $145,297,525  $ 9,633,270  $ 15,027,419    $133,908,374  $203,081,609
                             ============  ============  ===========  ============    ============  ============

  Beginning units...........   14,305,315    13,403,373    1,396,747     4,458,084      19,043,429       250,390
  Units issued..............    6,092,527    10,067,867      487,564     1,616,981       6,771,586    36,776,218
  Units redeemed............   (6,930,441)   (9,165,925)    (976,257)   (4,678,318)    (13,739,855)  (17,983,179)
                             ------------  ------------  -----------  ------------    ------------  ------------
  Ending units..............   13,467,401    14,305,315      908,054     1,396,747      12,075,160    19,043,429
                             ============  ============  ===========  ============    ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
   AST BOSTON PARTNERS       AST JENNISON LARGE-CAP
LARGE-CAP VALUE PORTFOLIO       GROWTH PORTFOLIO        AST BOND PORTFOLIO 2017      AST BOND PORTFOLIO 2021
------------------------    ------------------------  ---------------------------  ---------------------------
 01/01/2014     01/01/2013   01/01/2014   01/01/2013   01/01/2014     01/01/2013    01/01/2014     01/01/2013
     TO             TO           TO           TO           TO             TO            TO             TO
 12/31/2014     12/31/2013   12/31/2014   12/31/2013   12/31/2014     12/31/2013    12/31/2014     12/31/2013
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------
$  (493,825)   $  (372,337) $  (657,659) $  (468,886) $   (814,762) $  (2,380,235) $ (1,972,023) $  (1,671,392)
          -              -            -            -             -              -             -              -
  1,994,962      1,333,890    4,960,106    1,642,964       248,761      5,462,803     2,077,734      5,326,145
    935,849      4,528,437   (1,757,974)   7,362,008       406,162     (7,347,002)    3,473,284    (10,297,116)
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------

  2,436,986      5,489,990    2,544,473    8,536,086      (159,839)    (4,264,434)    3,578,995     (6,642,363)
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------

    222,382        137,242      222,993      111,366             -          2,032         1,904          1,508
    (27,077)        (6,079)     (10,599)     (37,174)            -        (27,501)      (76,663)             -
 (3,379,086)    (2,797,361)  (3,641,757)  (2,282,013)   (9,185,066)   (19,940,952)  (16,671,744)   (12,448,874)
  3,864,060      8,199,859    8,660,244    6,128,284   (14,119,840)   (98,330,606)  145,977,821   (121,239,648)
   (185,709)      (135,772)    (295,039)    (202,074)      (14,768)       (38,367)      (18,743)       (23,981)
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------

    494,570      5,397,889    4,935,842    3,718,389   (23,319,674)  (118,335,394)  129,212,575   (133,710,995)
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------

  2,931,556     10,887,879    7,480,315   12,254,475   (23,479,513)  (122,599,828)  132,791,570   (140,353,358)

 28,482,575     17,594,696   37,119,497   24,865,022    50,461,113    173,060,941    21,180,115    161,533,473
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------
$31,414,131    $28,482,575  $44,599,812  $37,119,497  $ 26,981,600  $  50,461,113  $153,971,685  $  21,180,115
===========    ===========  ===========  ===========  ============  =============  ============  =============

  1,854,470      1,482,623    2,184,171    1,967,919     4,394,152     14,408,244     1,728,696     11,982,876
    909,494      1,557,930    2,132,163    1,810,417     1,173,768      5,131,364    17,920,231      2,738,281
   (882,768)    (1,186,083)  (1,884,017)  (1,594,165)   (3,200,393)   (15,145,456)   (7,755,712)   (12,992,461)
-----------    -----------  -----------  -----------  ------------  -------------  ------------  -------------
  1,881,196      1,854,470    2,432,317    2,184,171     2,367,527      4,394,152    11,893,215      1,728,696
===========    ===========  ===========  ===========  ============  =============  ============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                            SUBACCOUNTS
                             ------------------------------------------------------------------------
                               WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
                                VT INTRINSIC VALUE         VT OMEGA GROWTH         VT SMALL CAP VALUE
                                  FUND - CLASS 2           FUND - CLASS 2            FUND - CLASS 1
                             ------------------------  ----------------------    ----------------------
                              01/01/2014   01/01/2013  01/01/2014  01/01/2013    01/01/2014  01/01/2013
                                  TO           TO          TO          TO            TO          TO
                              12/31/2014   12/31/2013  12/31/2014  12/31/2013    12/31/2014  12/31/2013
                             -----------  -----------  ----------  ----------    ----------  ----------
OPERATIONS
  Net investment income
   (loss)................... $  (126,906) $   (83,217) $  (44,515) $  (39,600)   $   (8,887) $   (5,944)
  Capital gains
   distributions
   received.................           -            -     651,829     252,636             -           -
  Realized gain (loss) on
   shares redeemed..........   1,846,292    1,408,876     360,045     153,119        95,178      51,761
  Net change in unrealized
   gain (loss) on
   investments..............    (289,048)   2,906,234    (892,542)    633,590       (48,880)    109,764
                             -----------  -----------  ----------  ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,430,338    4,231,893      74,817     999,745        37,411     155,581
                             -----------  -----------  ----------  ----------    ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      67,124       55,137       5,494       6,847         7,675       6,219
  Annuity Payments..........    (162,273)     (61,824)    (67,594)    (14,499)      (35,177)    (16,814)
  Surrenders, withdrawals
   and death benefits.......  (1,934,803)  (2,125,864)   (360,225)   (306,391)     (206,623)   (111,357)
  Net transfers between
   other subaccounts or
   fixed rate option........    (976,541)   1,014,386    (495,710)    (57,557)        5,086      21,094
  Other charges.............     (22,682)     (17,115)     (2,597)     (2,235)       (3,727)     (3,909)
                             -----------  -----------  ----------  ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (3,029,175)  (1,135,280)   (920,632)   (373,835)     (232,766)   (104,767)
                             -----------  -----------  ----------  ----------    ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (1,598,837)   3,096,613    (845,815)    625,910      (195,355)     50,814

NET ASSETS
  Beginning of period.......  18,205,269   15,108,656   3,550,480   2,924,570     1,240,376   1,189,562
                             -----------  -----------  ----------  ----------    ----------  ----------
  End of period............. $16,606,432  $18,205,269  $2,704,665  $3,550,480    $1,045,021  $1,240,376
                             ===========  ===========  ==========  ==========    ==========  ==========

  Beginning units...........   1,103,956    1,180,367     190,607     216,518        89,585      97,440
  Units issued..............     140,486      317,276      10,545       8,430         5,534       7,648
  Units redeemed............    (322,869)    (393,687)    (59,334)    (34,341)      (21,958)    (15,503)
                             -----------  -----------  ----------  ----------    ----------  ----------
  Ending units..............     921,573    1,103,956     141,818     190,607        73,161      89,585
                             ===========  ===========  ==========  ==========    ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE       WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
     VT OMEGA GROWTH           VT SMALL CAP GROWTH     VT INTERNATIONAL EQUITY
     FUND - CLASS 1              FUND - CLASS 1            FUND - CLASS 1         AST BOND PORTFOLIO 2022
------------------------    ------------------------  ------------------------  ---------------------------
 01/01/2014     01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014     01/01/2013
     TO             TO           TO           TO           TO           TO           TO             TO
 12/31/2014     12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014     12/31/2013
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------
$  (402,781)   $  (306,637) $  (227,272) $  (232,982) $   255,064  $   144,334  $   (520,474) $  (2,913,007)
  5,233,888      2,219,263    1,343,726      762,524      402,069      935,376             -              -
  1,232,472      1,962,226    2,231,040    1,377,723      353,108      725,368      (713,760)     7,004,868
 (5,543,253)     4,821,700   (4,193,130)   4,105,551   (2,244,448)   1,472,408     3,311,439    (19,416,354)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------

    520,326      8,696,552     (845,636)   6,012,816   (1,234,207)   3,277,486     2,077,205    (15,324,493)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------

     65,286        124,548       59,310       93,528      130,722      154,446        20,524          1,832
   (153,611)       (23,084)     (43,702)     (66,491)     (60,973)     (40,959)            -        (39,807)
 (3,864,568)    (3,646,260)  (1,995,225)  (2,163,459)  (2,325,680)  (2,121,291)   (4,482,723)   (15,815,028)
 (1,548,518)      (815,368)  (1,533,076)   1,952,451   (1,404,206)  (1,932,475)   (9,394,292)  (235,529,891)
    (25,017)       (25,295)     (16,435)     (17,961)     (19,158)     (24,412)      (13,108)       (51,349)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------

 (5,526,428)    (4,385,459)  (3,529,128)    (201,932)  (3,679,295)  (3,964,691)  (13,869,599)  (251,434,243)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------

 (5,006,102)     4,311,093   (4,374,764)   5,810,884   (4,913,502)    (687,205)  (11,792,394)  (266,758,736)

 28,919,228     24,608,135   18,950,030   13,139,146   20,288,460   20,975,665    32,049,486    298,808,222
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------
$23,913,126    $28,919,228  $14,575,266  $18,950,030  $15,374,958  $20,288,460  $ 20,257,092  $  32,049,486
===========    ===========  ===========  ===========  ===========  ===========  ============  =============

  1,401,190      1,653,295    1,038,851    1,068,192    1,152,007    1,409,750     2,923,127     24,061,588
    333,860        649,446      318,889      445,317      216,090      478,890       460,610      4,137,816
   (597,740)      (901,551)    (534,986)    (474,658)    (432,032)    (736,633)   (1,674,685)   (25,276,277)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  -------------
  1,137,310      1,401,190      822,754    1,038,851      936,065    1,152,007     1,709,052      2,923,127
===========    ===========  ===========  ===========  ===========  ===========  ============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                                                                            INVESCO V.I.
                             AST QUANTITATIVE MODELING     AST BLACKROCK GLOBAL         DIVERSIFIED DIVIDEND
                                     PORTFOLIO             STRATEGIES PORTFOLIO            FUND - SERIES I
                             -------------------------  --------------------------    ------------------------
                              01/01/2014    01/01/2013   01/01/2014    01/01/2013      01/01/2014   01/01/2013
                                  TO            TO           TO            TO              TO           TO
                              12/31/2014    12/31/2013   12/31/2014    12/31/2013      12/31/2014   12/31/2013
                             ------------  -----------  ------------  ------------    -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $ (1,357,196) $  (484,137) $ (2,584,662) $ (2,281,372)   $    38,375  $   218,810
  Capital gains
   distributions
   received.................            -            -             -             -              -            -
  Realized gain (loss) on
   shares redeemed..........    1,632,216      180,375     4,667,085     2,975,369      2,710,639    1,463,210
  Net change in unrealized
   gain (loss) on
   investments..............    4,309,844    6,548,151     2,123,787     9,565,380         83,448    3,367,207
                             ------------  -----------  ------------  ------------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    4,584,864    6,244,389     4,206,210    10,259,377      2,832,462    5,049,227
                             ------------  -----------  ------------  ------------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,947,049      956,117       585,306       421,499        127,956      151,088
  Annuity Payments..........            -            -             -      (232,733)       (44,321)     (21,601)
  Surrenders, withdrawals
   and death benefits.......  (10,456,543)  (3,098,870)  (10,301,546)   (7,295,995)    (4,254,681)  (2,824,552)
  Net transfers between
   other subaccounts or
   fixed rate option........   38,864,954   56,641,236     6,630,850    37,076,849      2,553,497    6,778,233
  Other charges.............      (29,004)      (8,760)     (849,547)     (739,001)       (22,424)     (18,826)
                             ------------  -----------  ------------  ------------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   31,326,456   54,489,723    (3,934,937)   29,230,619     (1,639,973)   4,064,342
                             ------------  -----------  ------------  ------------    -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   35,911,320   60,734,112       271,273    39,489,996      1,192,489    9,113,569

NET ASSETS
  Beginning of period.......   71,398,612   10,664,500   142,642,209   103,152,213     25,709,040   16,595,471
                             ------------  -----------  ------------  ------------    -----------  -----------
  End of period............. $107,309,932  $71,398,612  $142,913,482  $142,642,209    $26,901,529  $25,709,040
                             ============  ===========  ============  ============    ===========  ===========

  Beginning units...........    5,961,544    1,077,195    13,016,054    10,251,057      1,866,347    1,555,054
  Units issued..............    4,297,091    5,477,982     4,586,805     8,743,230        953,570    1,456,679
  Units redeemed............   (1,730,787)    (593,633)   (4,961,952)   (5,978,233)    (1,066,321)  (1,145,386)
                             ------------  -----------  ------------  ------------    -----------  -----------
  Ending units..............    8,527,848    5,961,544    12,640,907    13,016,054      1,753,596    1,866,347
                             ============  ===========  ============  ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                    SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
  COLUMBIA VARIABLE
   PORTFOLIO - U.S.        COLUMBIA VARIABLE          WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
 GOVERNMENT MORTGAGE    PORTFOLIO - LARGE CAP GROWTH     VT OPPORTUNITY           VT OPPORTUNITY
    FUND - CLASS 1          FUND - CLASS 1               FUND - CLASS 1           FUND - CLASS 2
---------------------   ---------------------------  ----------------------  -----------------------
01/01/2014  01/01/2013  01/01/2014     01/01/2013    01/01/2014  01/01/2013  01/01/2014   01/01/2013
    TO          TO          TO             TO            TO          TO          TO           TO
12/31/2014  12/31/2013  12/31/2014     12/31/2013    12/31/2014  12/31/2013  12/31/2014   12/31/2013
----------  ----------  ----------     ----------    ----------  ----------  ----------  -----------
 $  6,544   $   (2,358) $  (49,979)    $  (47,266)   $  (36,930) $  (31,966) $  (85,707) $   (77,273)
        -            -           -              -             -           -           -            -
      596          328     224,082        117,573       320,824     164,563     380,383      410,914
   28,088      (23,217)    428,631      1,136,351         9,175     712,844     245,505    1,284,353
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------

   35,228      (25,247)    602,734      1,206,658       293,069     845,441     540,181    1,617,994
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------

      774          814       1,967          1,577         8,846       8,881       9,121        4,088
        -      (15,271)    (73,495)       (46,034)      (71,860)    (13,563)    (31,575)     (55,716)
  (59,469)    (162,731)   (480,804)      (499,914)     (604,649)   (254,612)   (738,609)    (982,539)
    4,215      (91,949)    (83,151)      (102,720)       35,002    (225,482)    (92,987)    (332,266)
     (788)        (876)     (5,570)        (5,875)       (7,099)     (7,905)     (2,592)      (3,420)
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------

  (55,268)    (270,013)   (641,053)      (652,966)     (639,760)   (492,681)   (856,642)  (1,369,853)
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------

  (20,040)    (295,260)    (38,319)       553,692      (346,691)    352,760    (316,461)     248,141

  755,487    1,050,747   5,012,934      4,459,242     3,497,272   3,144,512   6,489,324    6,241,183
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------
 $735,447   $  755,487  $4,974,615     $5,012,934    $3,150,581  $3,497,272  $6,172,863  $ 6,489,324
 ========   ==========   ==========     ==========   ==========  ==========  ==========  ===========

   77,002      104,085     372,445        427,837       221,334     257,036     413,155      511,991
      558       13,312       2,176          1,261        11,168      12,168       1,244        2,499
   (6,073)     (40,395)    (47,642)       (56,653)      (49,825)    (47,870)    (53,438)    (101,335)
 --------   ----------   ----------     ----------   ----------  ----------  ----------  -----------
   71,487       77,002     326,979        372,445       182,677     221,334     360,961      413,155
 ========   ==========   ==========     ==========   ==========  ==========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                                         AST NEUBERGER BERMAN
                             AST PRUDENTIAL CORE BOND          CORE BOND                     AST BOND
                                     PORTFOLIO                 PORTFOLIO                  PORTFOLIO 2023
                             ------------------------  ------------------------    ---------------------------
                              01/01/2014   01/01/2013   01/01/2014   01/01/2013      01/01/2014    01/01/2013
                                  TO           TO           TO           TO              TO            TO
                              12/31/2014   12/31/2013   12/31/2014   12/31/2013      12/31/2014    12/31/2013
                             -----------  -----------  -----------  -----------    -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (633,155) $  (492,567) $  (417,126) $  (333,627)   $  (4,841,359) $ (5,896,101)
  Capital gains
   distributions
   received.................           -            -            -            -                -             -
  Realized gain (loss) on
   shares redeemed..........     198,073      265,820       60,891       80,297       15,074,673   (24,105,758)
  Net change in unrealized
   gain (loss) on
   investments..............   1,842,948   (1,133,007)   1,143,239     (668,170)      15,200,637      (554,816)
                             -----------  -----------  -----------  -----------    -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,407,866   (1,359,754)     787,004     (921,500)      25,433,951   (30,556,675)
                             -----------  -----------  -----------  -----------    -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     213,888       92,034      196,257       99,121           95,858             -
  Annuity Payments..........           -            -            -      (25,400)         (16,597)            -
  Surrenders, withdrawals
   and death benefits.......  (5,666,440)  (4,176,523)  (3,604,785)  (1,980,383)     (40,608,961)  (44,113,381)
  Net transfers between
   other subaccounts or
   fixed rate option........  27,528,044     (269,706)  13,461,579   (2,236,164)    (200,811,490)  320,117,423
  Other charges.............    (297,507)    (211,780)    (183,495)    (133,011)         (94,220)     (147,409)
                             -----------  -----------  -----------  -----------    -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  21,777,985   (4,565,975)   9,869,556   (4,275,837)    (241,435,410)  275,856,633
                             -----------  -----------  -----------  -----------    -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  23,185,851   (5,925,729)  10,656,560   (5,197,337)    (216,001,459)  245,299,958

NET ASSETS
  Beginning of period.......  26,945,619   32,871,348   18,753,787   23,951,124      351,590,846   106,290,888
                             -----------  -----------  -----------  -----------    -------------  ------------
  End of period............. $50,131,470  $26,945,619  $29,410,347  $18,753,787    $ 135,589,387  $351,590,846
                             ===========  ===========  ===========  ===========    =============  ============

  Beginning units...........   2,644,610    3,099,421    1,889,957    2,308,395       38,571,481    10,248,911
  Units issued..............   4,955,195    3,961,437    2,958,506    3,184,186        2,705,610    89,218,423
  Units redeemed............  (2,873,942)  (4,416,248)  (1,988,464)  (3,602,624)     (27,778,153)  (60,895,853)
                             -----------  -----------  -----------  -----------    -------------  ------------
  Ending units..............   4,725,863    2,644,610    2,859,999    1,889,957       13,498,938    38,571,481
                             ===========  ===========  ===========  ===========    =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
         AST FRANKLIN                         AST                   AST WESTERN                AST MFS
      TEMPLETON FOUNDING                 NEW DISCOVERY            ASSET EMERGING              LARGE-CAP
       FUNDS ALLOCATION                ASSET ALLOCATION            MARKETS DEBT                 VALUE
           PORTFOLIO                       PORTFOLIO                 PORTFOLIO                PORTFOLIO
------------------------------    --------------------------  ----------------------  ------------------------
  01/01/2014        01/01/2013     01/01/2014    01/01/2013   01/01/2014  01/01/2013   01/01/2014   01/01/2013
      TO                TO             TO            TO           TO          TO           TO           TO
  12/31/2014        12/31/2013     12/31/2014    12/31/2013   12/31/2014  12/31/2013   12/31/2014   12/31/2013
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------
$  (24,151,382)   $  (23,492,032) $ (3,614,755) $ (3,311,314) $  (16,626) $  (13,637) $  (342,865) $  (134,844)
             -                 -             -             -           -           -            -            -
    37,116,307        23,202,900     9,192,636     2,846,494      10,937     (37,482)   1,275,434      287,693
     9,069,499       276,212,383     1,811,539    32,478,412     (20,011)    (72,347)     819,997    1,894,970
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------





    22,034,424       275,923,251     7,389,420    32,013,592     (25,700)   (123,466)   1,752,566    2,047,819
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------


     7,247,112         3,540,438     1,690,470     1,255,850       1,600       3,631      144,914       14,841
      (353,609)         (769,694)     (272,866)     (290,253)          -      (5,721)     (10,998)           -
   (85,784,737)      (60,918,666)  (23,422,874)  (17,808,047)   (489,926)   (247,325)  (1,156,129)    (534,761)
   (42,082,557)       71,641,004    (8,677,040)   29,688,534     759,258    (200,379)   5,247,986   15,738,222
   (11,417,474)      (11,269,307)   (1,037,739)     (877,564)       (298)       (533)    (145,664)     (55,648)
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------

  (132,391,265)        2,223,775   (31,720,049)   11,968,520     270,634    (450,327)   4,080,109   15,162,654
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------

  (110,356,841)      278,147,026   (24,330,629)   43,982,112     244,934    (573,793)   5,832,675   17,210,473

 1,472,672,962     1,194,525,936   233,646,483   189,664,371     828,871   1,402,664   18,077,552      867,079
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------
$1,362,316,121    $1,472,672,962  $209,315,854  $233,646,483  $1,073,805  $  828,871  $23,910,227  $18,077,552
==============    ==============  ============  ============  ==========  ==========  ===========  ===========

   111,941,860       111,154,837    19,341,057    18,366,945      87,796     134,988    1,340,007       85,020
     7,457,397        28,828,636     3,453,210     7,628,079     200,425     237,429    1,274,490    1,724,382
   (17,369,982)      (28,041,613)   (6,046,350)   (6,653,967)   (175,059)   (284,621)    (980,863)    (469,395)
--------------    --------------  ------------  ------------  ----------  ----------  -----------  -----------
   102,029,275       111,941,860    16,747,917    19,341,057     113,162      87,796    1,633,634    1,340,007
==============    ==============  ============  ============  ==========  ==========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                   INVESCO V.I.
                                      MID CAP                   AST BOND                     AST AQR
                                      GROWTH                    PORTFOLIO               EMERGING MARKETS
                                  FUND - SERIES I                 2024                  EQUITY PORTFOLIO
                             ------------------------  --------------------------    ----------------------
                              01/01/2014   01/01/2013   01/01/2014    01/02/2013*    01/01/2014  02/25/2013*
                                  TO           TO           TO            TO             TO          TO
                              12/31/2014   12/31/2013   12/31/2014    12/31/2013     12/31/2014  12/31/2013
                             -----------  -----------  ------------  ------------    ----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (228,146) $  (158,141) $ (2,972,980) $ (2,530,501)   $  (26,849) $   (9,036)
  Capital gains
   distributions
   received.................           -            -             -             -             -           -
  Realized gain (loss) on
   shares redeemed..........   2,170,368      454,269     8,145,491   (11,211,203)      110,587      28,432
  Net change in unrealized
   gain (loss) on
   investments..............  (1,038,064)   4,135,724    12,744,856      (751,879)     (149,506)     14,864
                             -----------  -----------  ------------  ------------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     904,158    4,431,852    17,917,367   (14,493,583)      (65,768)     34,260
                             -----------  -----------  ------------  ------------    ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      47,990       63,049             -             -         3,227       3,297
  Annuity Payments..........     (62,439)     (16,046)      (11,756)            -             -           -
  Surrenders, withdrawals
   and death benefits.......  (1,943,162)  (1,842,716)  (20,351,947)  (18,351,883)     (212,401)   (127,039)
  Net transfers between
   other subaccounts or
   fixed rate option........  (4,304,115)   5,234,172   (42,240,353)  220,009,670     1,177,534   1,325,817
  Other charges.............     (17,124)     (17,292)      (70,020)       (5,907)         (794)       (288)
                             -----------  -----------  ------------  ------------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (6,278,850)   3,421,167   (62,674,076)  201,651,880       967,566   1,201,787
                             -----------  -----------  ------------  ------------    ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (5,374,692)   7,853,019   (44,756,709)  187,158,297       901,798   1,236,047

NET ASSETS
  Beginning of period.......  20,223,177   12,370,158   187,158,297             -     1,236,047           -
                             -----------  -----------  ------------  ------------    ----------  ----------
  End of period............. $14,848,485  $20,223,177  $142,401,588  $187,158,297    $2,137,845  $1,236,047
                             ===========  ===========  ============  ============    ==========  ==========

  Beginning units...........   1,531,442    1,264,900    21,445,073             -       121,870           -
  Units issued..............     341,440      777,556    13,566,308    50,796,143       399,264     248,802
  Units redeemed............    (817,658)    (511,014)  (20,472,642)  (29,351,070)     (301,141)   (126,932)
                             -----------  -----------  ------------  ------------    ----------  ----------
  Ending units..............   1,055,224    1,531,442    14,538,739    21,445,073       219,993     121,870
                             ===========  ===========  ============  ============    ==========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
                                                           COLUMBIA                COLUMBIA
                                                     VARIABLE PORTFOLIO -    VARIABLE PORTFOLIO -
AST CLEARBRIDGE DIVIDEND   AST QMA EMERGING MARKETS     CASH MANAGEMENT     INCOME OPPORTUNITIES -
    GROWTH PORTFOLIO          EQUITY PORTFOLIO          FUND - CLASS A             CLASS A
-----------------------    -----------------------  ----------------------  ---------------------
 01/01/2014    02/25/2013* 01/01/2014  02/25/2013*  01/01/2014  04/26/2013* 01/01/2014 04/26/2013*
     TO            TO          TO          TO           TO          TO          TO         TO
 12/31/2014    12/31/2013  12/31/2014  12/31/2013   12/31/2014  12/31/2013  12/31/2014 12/31/2013
-----------    ----------- ----------  -----------  ----------  ----------- ---------- -----------
$  (248,588)   $  (50,980)  $ (4,633)   $ (2,837)   $  (12,613) $   (7,600)  $ (1,748)  $ 11,056
          -             -          -           -             -           -          -      8,916
    511,574        48,109     12,914     (13,926)            -           -       (918)    (4,740)
  1,616,318       535,761    (25,698)      5,587             -           -      7,666    (14,094)
-----------    ----------   --------    --------    ----------  ----------   --------   --------

  1,879,304       532,890    (17,417)    (11,176)      (12,613)     (7,600)     5,000      1,138
-----------    ----------   --------    --------    ----------  ----------   --------   --------

    122,239         3,017          -           5         2,816       1,894        138         72
    (15,030)            -          -           -             -     (26,403)         -          -
 (1,215,626)     (196,175)   (41,500)    (10,563)     (422,886)   (362,452)    (9,834)   (32,470)
 19,789,609     7,129,482     56,643     281,339       186,127   1,693,296      5,502    202,865
   (100,901)      (20,826)      (115)        (58)       (2,579)     (2,442)      (264)       (89)
-----------    ----------   --------    --------    ----------  ----------   --------   --------

 18,580,291     6,915,498     15,028     270,723      (236,522)  1,303,893     (4,458)   170,378
-----------    ----------   --------    --------    ----------  ----------   --------   --------

 20,459,595     7,448,388     (2,389)    259,547      (249,135)  1,296,293        542    171,516

  7,448,388             -    259,547           -     1,296,293           -    171,516          -
-----------    ----------   --------    --------    ----------  ----------   --------   --------
$27,907,983    $7,448,388   $257,158    $259,547    $1,047,158  $1,296,293   $172,058   $171,516
===========    ==========   ========    ========    ==========  ==========   ========   ========

    638,567             -     27,000           -       130,513           -     16,983          -
  2,339,623       869,335     45,475     103,828        61,356     176,759        632     25,568
   (839,242)     (230,768)   (44,710)    (76,828)      (85,383)    (46,246)    (1,071)    (8,585)
-----------    ----------   --------    --------    ----------  ----------   --------   --------
  2,138,948       638,567     27,765      27,000       106,486     130,513     16,544     16,983
===========    ==========   ========    ========    ==========  ==========   ========   ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A66

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                               SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                                                                           AST DEFENSIVE
                             AST BLACKROCK ISHARES ETF   AST FRANKLIN TEMPLETON           ASSET ALLOCATION
                                     PORTFOLIO         FOUNDING FUNDS PLUS PORTFOLIO         PORTFOLIO
                             ------------------------  ----------------------------  -------------------------
                              01/01/2014  04/29/2013*   01/01/2014     04/29/2013*    01/01/2014   04/29/2013*
                                  TO          TO            TO             TO             TO           TO
                              12/31/2014  12/31/2013    12/31/2014     12/31/2013     12/31/2014   12/31/2013
                             -----------  -----------  ------------   ------------   ------------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (449,883) $  (177,647) $ (3,127,028)  $   (728,670)  $   (998,985) $  (322,349)
  Capital gains
   distributions
   received.................           -            -             -              -              -            -
  Realized gain (loss) on
   shares redeemed..........     460,068       95,178     3,025,719       (226,876)     2,165,562      136,874
  Net change in unrealized
   gain (loss) on
   investments..............     378,020    1,040,432      (183,298)     6,725,563        486,592      588,787
                             -----------  -----------  ------------   ------------   ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............     388,205      957,963      (284,607)     5,770,017      1,653,169      403,312
                             -----------  -----------  ------------   ------------   ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      54,875       34,870       759,540         90,351        944,610          541
  Annuity Payments..........           -      (15,677)            -              -       (109,086)           -
  Surrenders, withdrawals
   and death benefits.......  (2,594,152)  (1,352,605)   (9,972,773)    (2,357,960)   (15,781,093)  (3,916,172)
  Net transfers between
   other subaccounts or
   fixed rate option........  10,845,801   20,733,386    68,528,219    119,845,746     28,951,124   45,192,823
  Other charges.............    (120,848)     (43,442)   (1,052,798)      (253,560)      (273,661)     (81,799)
                             -----------  -----------  ------------   ------------   ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   8,185,676   19,356,532    58,262,188    117,324,577     13,731,894   41,195,393
                             -----------  -----------  ------------   ------------   ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   8,573,881   20,314,495    57,977,581    123,094,594     15,385,063   41,598,705

NET ASSETS
  Beginning of period.......  20,314,495            -   123,094,594              -     41,598,705            -
                             -----------  -----------  ------------   ------------   ------------  -----------
  End of period............. $28,888,376  $20,314,495  $181,072,175   $123,094,594   $ 56,983,768  $41,598,705
                             ===========  ===========  ============   ============   ============  ===========

  Beginning units...........   1,937,009            -    11,391,658              -      4,298,970            -
  Units issued..............   1,994,486    3,940,198    11,937,027     14,072,031      7,400,929    8,046,212
  Units redeemed............  (1,221,979)  (2,003,189)   (6,693,315)    (2,680,373)    (5,995,286)  (3,747,242)
                             -----------  -----------  ------------   ------------   ------------  -----------
  Ending units..............   2,709,516    1,937,009    16,635,370     11,391,658      5,704,613    4,298,970
                             ===========  ===========  ============   ============   ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A67

                            SUBACCOUNTS (CONTINUED)
          -----------------------------------------------------------
                                                             AST BOND
             AST AQR LARGE-CAP         AST QMA LARGE-CAP     PORTFOLIO
                 PORTFOLIO                 PORTFOLIO           2025
          ----------------------    ----------------------  -----------
          01/01/2014    04/29/2013* 01/01/2014  04/29/2013* 01/02/2014*
              TO            TO          TO          TO          TO
          12/31/2014    12/31/2013  12/31/2014  12/31/2013  12/31/2014
          ----------    ----------- ----------  ----------- -----------
          $  (35,862)   $   (7,176) $  (11,039)  $   (680)  $  (417,902)
                   -             -           -          -             -
             183,064         3,482      23,235        572       492,965
              81,334       118,545     111,331      9,043     2,530,698
          ----------    ----------  ----------   --------   -----------

             228,536       114,851     123,527      8,935     2,605,761
          ----------    ----------  ----------   --------   -----------

               9,830             -       6,409          -           339
             (12,851)            -     (15,161)         -             -
            (407,779)      (39,435)    (82,185)    (2,604)   (2,300,464)
           2,005,277     1,225,825   2,105,616    126,233    72,571,904
                (825)         (281)       (605)      (323)       (2,377)
          ----------    ----------  ----------   --------   -----------

           1,593,652     1,186,109   2,014,074    123,306    70,269,402
          ----------    ----------  ----------   --------   -----------

           1,822,188     1,300,960   2,137,601    132,241    72,875,163

           1,300,960             -     132,241          -             -
          ----------    ----------  ----------   --------   -----------
          $3,123,148    $1,300,960  $2,269,842   $132,241   $72,875,163
          ==========    ==========  ==========   ========   ===========

             111,745             -      11,342          -             -
             299,016       138,953     225,293     17,865     8,415,948
            (169,682)      (27,208)    (65,108)    (6,523)   (1,953,221)
          ----------    ----------  ----------   --------   -----------
             241,079       111,745     171,527     11,342     6,462,727
          ==========    ==========  ==========   ========   ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A68

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                               DECEMBER 31, 2014

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), commenced operations of the Account, pursuant to Connecticut law on November 25, 1987.

        On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate the Company from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Account (individually, the "Contract" and collectively, the "Contracts").
LifeVest Personal SecurityAnnuity ("PSA")
Alliance Capital Navigator ("ACN")
Advanced Series Advisor Plan ("ASAP")
Advanced Series Advisor Plan II ("ASAP II")
Harvester Variable Annuity ("Harvester Variable Annuity")
Advanced Series Advisor Plan II Premier ("ASAP II Premier")
Advanced Series Advisor Plan III ("ASAP III")
Advanced Series Apex ("Apex")
Wells Fargo Stagecoach Apex
Advanced Series Apex II ("Apex II") Advanced Series LifeVest ("ASL")
Wells Fargo Stagecoach Variable AnnuityFlex ("Stagecoach Flex")
Advanced Series LifeVest Premier ("ASL Premier")
Advanced Series LifeVest II ("ASL II")
Advanced Series LifeVest II Premier (ASL II Premier")
Advanced Series XTra Credit ("XTra Credit")
Stagecoach Apex II
Stagecoach ASAP III
Stagecoach XTra Credit SIX
Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra Credit")
Harvester XTra Credit ("Harvester XTra Credit")
Advanced Series XTra Credit Premier ("XTra Credit Premier")
Emerald Choice
Imperium
Advanced Series XTra Credit FOUR ("XTtra Credit FOUR")
Advanced Series XTra Credit FOUR Premier ("XTra Credit FOUR Premier")
Advanced Series XTra Credit SIX ("XTra Credit SIX")
Advanced Series XTra Credit EIGHT ("XTra Credit EIGHT")
Advanced Series Protector ("AS Protector")
Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Variable AnnuityPlus ("Stagecoach VA+")
Advanced Series Advisors Choice ("Choice")
Advanced Series Advisors Choice 2000 ("Choice 2000")
Advanced Series Impact ("AS Impact")
Defined Investments Annuity
Galaxy Variable Annuity III ("Galaxy III")
Advanced Series Advisors Income Annuity ("ASAIA")
Advanced Series Variable Immediate Annuity ("ASVIA")
Advanced Series Optimum
Advanced Series OptimumPlus
Advanced Series OptimumFour
Advanced Series OptimumExtra
Advanced Series Cornerstone

                                      A69

        The Contracts may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When a Contract is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

        The Account consists of one hundred fifty three subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (individually, a "Portfolio" and collectively, the "Portfolios"). Investment options vary by Contracts.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Herndon Large-Cap Value Portfolio
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio (formerly AST Federated Aggressive
 Growth Portfolio)
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio*
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Templeton Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Schroders Global Tactical Portfolio
AST RCM World Trends Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Western Asset Core Plus Bond Portfolio
Davis Value Portfolio
Columbia Variable Portfolio - Asset Allocation Fund (Class A)
Columbia Variable Portfolio - Small Company Growth Fund (Class A)
Prudential SP International Growth Portfolio
NVIT Developing Markets Fund (Class II)
The DOW DART 10 Portfolio*
First Trust Target Focus Four Portfolio*
Global Dividend Target 15 Portfolio*
NASDAQ Target 15 Portfolio*
S&P Target 24 Portfolio*
Target Managed VIP Portfolio*
Value Line Target 25 Portfolio*
The DOW Target Dividend Portfolio*
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Basic Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Oil & Gas
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ACCESS VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP NASDAQ-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Rydex VT Nova
Rydex VT NASDAQ-100
Rydex VT Inverse S&P 500 Strategy
Invesco V.I. Global Health Care Fund (Series I)
Invesco V.I. Technology Fund (Series I)

                                      A70

Wells Fargo Advantage VT Index Asset Allocation Fund (Class 2)
Wells Fargo Advantage VT International Equity Fund (Class 2)
Wells Fargo Advantage VT Small Cap Growth Fund (Class 2)
Wells Fargo Advantage VT Total Return Bond Fund (Class 2)
AST FI Pyramis Quantitative Portfolio (formerly AST First Trust Balanced Target
 Portfolio)
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Investment Grade Bond Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2016
AST Bond Portfolio 2020
AST Boston Partners Large-Cap Value Portfolio (formerly AST Jennison Large-Cap
 Value Portfolio)
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
Wells Fargo Advantage VT Intrinsic Value Fund (Class 2)
Wells Fargo Advantage VT Omega Growth Fund (Class 2)
Wells Fargo Advantage VT Small Cap Value Fund (Class 1)
Wells Fargo Advantage VT Omega Growth Fund (Class 1)
Wells Fargo Advantage VT Small Cap Growth Fund (Class 1)
Wells Fargo Advantage VT International Equity Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Invesco V.I. Diversified Dividend Fund (Series I)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Wells Fargo Advantage VT Opportunity Fund (Class 1)
Wells Fargo Advantage VT Opportunity Fund (Class 2)
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Invesco V.I. Mid Cap Growth Fund - Series I
AST Bond Portfolio 2024
AST AQR Emerging Markets Equity Portfolio
AST ClearBridge Dividend Growth Portfolio
AST QMA Emerging Markets Equity Portfolio
Columbia Variable Portfolio - Cash Management Fund (Class A)
Columbia Variable Portfolio - Income Opportunities (Class A)
AST BlackRock iShares ETF Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Defensive Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST QMA Large-Cap Portfolio
AST Bond Portfolio 2025
        --------
        *  Subaccount no longer available for investment as of December 31, 2014

        The following table sets forth the dates at which mergers took place in the Account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the year ended December 31, 2014 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
FEBRUARY 7, 2014           ----------------------------- ---------------------------
                                 AST GOLDMAN SACHS       AST LOOMIS SAYLES LARGE-CAP
                           CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO
                           ----------------------------- ---------------------------
Shares....................            7,601,548                    10,650,141
Net asset value per share.         $      40.07                $        28.60
Net assets before merger..         $304,594,036                $  833,693,995
Net assets after merger...         $          -                $1,138,288,031

APRIL 25, 2014               THE DOW DART 10 PORTFOLIO   AST MONEY MARKET PORTFOLIO
                           ----------------------------- ---------------------------
Shares....................              643,327                   146,771,044
Net asset value per share.         $      15.62                $         1.00
Net assets before merger..         $ 10,048,775                $  684,281,728
Net assets after merger...         $          -                $  831,052,772

APRIL 25, 2014             FIRST TRUST TARGET FOCUS FOUR
                                     PORTFOLIO           AST MONEY MARKET PORTFOLIO
                           ----------------------------- ---------------------------
Shares....................            1,445,198                   146,771,044
Net asset value per share.         $       6.82                $         1.00
Net assets before merger..         $  9,856,247                $  684,281,728
Net assets after merger...         $          -                $  831,052,772

                                      A71

APRIL 25, 2014               GLOBAL DIVIDEND TARGET 15
                                     PORTFOLIO            AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            1,283,812                   146,771,044
Net asset value per share.          $     27.69                  $       1.00
Net assets before merger..          $35,548,746                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

APRIL 25, 2014               NASDAQ TARGET 15 PORTFOLIO   AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................              486,205                   146,771,044
Net asset value per share.          $     15.82                  $       1.00
Net assets before merger..          $ 7,691,768                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

APRIL 25, 2014                S&P TARGET 24 PORTFOLIO     AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................              860,324                   146,771,044
Net asset value per share.          $     15.85                  $       1.00
Net assets before merger..          $13,636,140                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

APRIL 25, 2014              TARGET MANAGED VIP PORTFOLIO  AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            2,266,175                   146,771,044
Net asset value per share.          $     14.36                  $       1.00
Net assets before merger..          $32,542,267                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

APRIL 25, 2014             VALUE LINE TARGET 25 PORTFOLIO AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            2,160,130                   146,771,044
Net asset value per share.          $      4.81                  $       1.00
Net assets before merger..          $10,390,227                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

APRIL 25, 2014                THE DOW TARGET DIVIDEND
                                     PORTFOLIO            AST MONEY MARKET PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            1,946,538                   146,771,044
Net asset value per share.          $     13.90                  $       1.00
Net assets before merger..          $27,056,873                  $684,281,728
Net assets after merger...          $         -                  $831,052,772

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946
        - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

                                      A72

        Investments--The investments in shares of the Portfolios are stated at the reported net asset value of the respective Portfolios and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon the first in, first out ("FIFO") method of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex- distribution date.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that the Account can access.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment.

        As of December 31, 2014, management determined that the fair value inputs for all of the Account's investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Transfers between levels are made to reflect changes in observability of inputs and market activity. During the year ended December 31, 2014, there were no transfers from Level 2 to Level 1. There were transfers from Level 1 to Level 2 as presented below. Transfers into or out of any level are based on values as of December 31, 2013.

ACCESS VP High Yield Fund............................................. $21,085,122
Columbia Variable Portfolio - Asset Allocation Fund (Class A).........   4,630,914
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1).........   5,012,934
Columbia Variable Portfolio - Small Company Growth Fund (Class A).....     426,713
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1).     755,487
Columbia Variable Portfolio - Income Opportunities (Class A)..........     171,516
Davis Value Portfolio.................................................   1,205,187
Invesco V.I. Diversified Dividend Fund (Series I).....................  25,709,040
Invesco V.I. Global Health Care Fund (Series I).......................  44,462,321
Invesco V.I. Mid Cap Growth Fund Series I.............................  20,223,177
Invesco V.I. Technology Fund (Series I)...............................  21,778,779
NVIT Developing Markets Fund (Class II)...............................  62,988,964

                                      A73

  ProFund VP Asia 30............................................. $19,519,384
  ProFund VP Banks...............................................   5,018,702
  ProFund VP Basic Materials.....................................  14,815,651
  ProFund VP Bear................................................   7,919,468
  ProFund VP Biotechnology.......................................  20,141,119
  ProFund VP Bull................................................  45,974,543
  ProFund VP Consumer Goods Portfolio............................  15,923,185
  ProFund VP Consumer Services...................................  19,826,467
  ProFund VP Europe 30...........................................  23,469,268
  ProFund VP Financials..........................................  23,560,794
  ProFund VP Health Care.........................................  38,340,660
  ProFund VP Industrials.........................................  16,378,498
  ProFund VP Internet............................................  10,188,314
  ProFund VP Japan...............................................  13,024,428
  ProFund VP Large-Cap Growth....................................  29,303,073
  ProFund VP Large-Cap Value.....................................  15,874,866
  ProFund VP Mid-Cap Growth......................................  31,496,776
  ProFund VP Mid-Cap Value.......................................  26,368,547
  ProFund VP NASDAQ-100..........................................  30,452,431
  ProFund VP Oil & Gas...........................................  33,900,781
  ProFund VP Pharmaceuticals.....................................   7,905,618
  ProFund VP Precious Metals.....................................  25,863,456
  ProFund VP Real Estate.........................................  13,089,779
  ProFund VP Rising Rates Opportunity............................  18,220,929
  ProFund VP Semiconductor.......................................   1,119,719
  ProFund VP Short Mid-Cap.......................................     423,120
  ProFund VP Short NASDAQ-100....................................   1,634,863
  ProFund VP Short Small-Cap.....................................     548,896
  ProFund VP Small-Cap Growth....................................  44,117,066
  ProFund VP Small-Cap Value.....................................  23,254,595
  ProFund VP Technology..........................................   5,374,483
  ProFund VP Telecommunications..................................   7,143,255
  ProFund VP U.S. Government Plus................................  13,972,714
  ProFund VP UltraBull...........................................  12,630,397
  ProFund VP UltraMid-Cap........................................  21,008,395
  ProFund VP UltraNASDAQ-100.....................................  36,425,606
  ProFund VP UltraSmall-Cap......................................  13,362,907
  ProFund VP Utilities...........................................  23,562,829
  Rydex VT Inverse S&P 500 Strategy..............................      46,610
  Rydex VT NASDAQ-100............................................   9,758,214
  Rydex VT Nova..................................................   1,750,157
  Wells Fargo Advantage VT Index Asset Allocation Fund (Class 2).  26,976,863
  Wells Fargo Advantage VT International Equity Fund (Class 1)...  20,288,460
  Wells Fargo Advantage VT International Equity Fund (Class 2)...     641,764
  Wells Fargo Advantage VT Intrinsic Value Fund (Class 2)........  18,205,270
  Wells Fargo Advantage VT Omega Growth Fund (Class 1)...........  28,919,228
  Wells Fargo Advantage VT Omega Growth Fund (Class 2)...........   3,550,480
  Wells Fargo Advantage VT Opportunity Fund (Class 2)............   6,489,324
  Wells Fargo Advantage VT Small Cap Growth Fund (Class 1).......  18,950,030
  Wells Fargo Advantage VT Small Cap Growth Fund (Class 2).......   1,979,896
  Wells Fargo Advantage VT Small Cap Value Fund (Class 1)........   1,240,376
  Wells Fargo Advantage VT Total Return Bond Fund (Class 2)......   3,732,721

NOTE 4: TAXES

        Prudential Annuities is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

                                      A74

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2014 were as follows:

                                                                    PURCHASES      SALES
                                                                   ------------ ------------
AST Goldman Sachs Large-Cap Value Portfolio....................... $ 62,174,878 $175,512,288
AST T. Rowe Price Large-Cap Growth Portfolio......................  105,596,252  155,675,020
AST Schroders Multi-Asset World Strategies Portfolio..............   42,142,293  211,335,829
AST Money Market Portfolio........................................  831,665,566  886,589,445
AST Cohen & Steers Realty Portfolio...............................   41,297,059   52,101,753
AST J.P. Morgan Strategic Opportunities Portfolio.................   38,985,228  187,114,646
AST Herndon Large-Cap Value Portfolio.............................   20,249,371   42,992,502
AST High Yield Portfolio..........................................  183,300,034  337,635,471
AST Small-Cap Growth Opportunities Portfolio......................   41,615,477   83,157,292
AST Mid-Cap Value Portfolio.......................................   27,476,231   40,319,329
AST Small-Cap Value Portfolio.....................................   34,610,289   90,363,282
AST Goldman Sachs Concentrated Growth Portfolio...................    1,539,985  314,777,472
AST Goldman Sachs Mid-Cap Growth Portfolio........................   33,790,176   79,369,964
AST Goldman Sachs Small-Cap Value Portfolio.......................   51,024,764   61,971,460
AST Large-Cap Value Portfolio.....................................   68,786,106   88,677,045
AST Lord Abbett Core Fixed Income Portfolio.......................   82,126,369   90,780,499
AST Loomis Sayles Large-Cap Growth Portfolio......................  363,075,114  259,093,324
AST MFS Growth Portfolio..........................................   30,628,928   63,208,295
AST Neuberger Berman Mid-Cap Growth Portfolio.....................   65,090,234   96,769,582
AST Neuberger Berman/LSV Mid-Cap Value Portfolio..................   50,422,833  107,955,141
AST Small-Cap Growth Portfolio....................................   24,402,423   59,442,455
AST PIMCO Limited Maturity Bond Portfolio.........................   64,307,443  169,974,410
AST PIMCO Total Return Bond Portfolio.............................   94,631,965  461,782,283
AST T. Rowe Price Equity Income Portfolio.........................   37,466,222   66,997,706
AST QMA US Equity Alpha Portfolio.................................   56,169,784   44,541,355
AST T. Rowe Price Natural Resources Portfolio.....................   41,589,825   65,719,960
AST T. Rowe Price Asset Allocation Portfolio......................  139,766,534  278,930,212
AST International Value Portfolio.................................   16,829,368   31,619,512
AST MFS Global Equity Portfolio...................................   75,797,712   74,102,023
AST J.P. Morgan International Equity Portfolio....................   30,949,745   51,101,075
AST Templeton Global Bond Portfolio...............................   26,804,412   57,712,290
AST International Growth Portfolio................................   55,867,498   92,948,257
AST Wellington Management Hedged Equity Portfolio.................  128,900,229  145,948,121
AST Capital Growth Asset Allocation Portfolio.....................  401,938,022  726,852,439
AST Academic Strategies Asset Allocation Portfolio................  131,259,973  610,333,501
AST Balanced Asset Allocation Portfolio...........................  150,552,179  436,815,456
AST Preservation Asset Allocation Portfolio.......................  159,038,865  495,293,332
AST Schroders Global Tactical Portfolio...........................   91,507,268  178,962,280
AST RCM World Trends Portfolio....................................   34,663,800  133,506,435
AST J.P. Morgan Global Thematic Portfolio.........................   39,390,389  116,609,806
AST Goldman Sachs Multi-Asset Portfolio...........................   49,262,180  146,201,271
AST FI Pyramis(R) Asset Allocation Portfolio......................   57,176,641   81,630,586
AST Western Asset Core Plus Bond Portfolio........................  131,093,345   95,311,071
Davis Value Portfolio.............................................       24,925      205,663
Columbia Variable Portfolio - Asset Allocation Fund (Class A).....          163      719,883
Columbia Variable Portfolio - Small Company Growth Fund (Class A).            9       27,103
Prudential SP International Growth Portfolio......................    1,903,860    3,400,386
NVIT Developing Markets Fund (Class II)...........................   13,362,793   26,203,659
The DOW DART 10 Portfolio.........................................      423,750    7,652,294
First Trust Target Focus Four Portfolio...........................      491,541    6,713,468
Global Dividend Target 15 Portfolio...............................      914,191   28,305,162
NASDAQ Target 15 Portfolio........................................      399,120    5,779,035
S&P Target 24 Portfolio...........................................    1,395,134   12,049,586
Target Managed VIP Portfolio......................................      682,538   22,331,586
Value Line Target 25 Portfolio....................................      490,052    7,680,843
The DOW Target Dividend Portfolio.................................    1,700,603   20,224,094

                                      A75

                                                                 PURCHASES      SALES
                                                                ------------ ------------
ProFund VP Asia 30............................................. $ 12,782,281 $ 19,547,278
ProFund VP Banks...............................................   13,890,628   14,450,497
ProFund VP Bear................................................   34,934,982   35,673,860
ProFund VP Biotechnology.......................................   45,196,506   46,646,569
ProFund VP Basic Materials.....................................   12,915,098   18,219,438
ProFund VP UltraBull...........................................   39,336,469   42,270,447
ProFund VP Bull................................................  234,121,003  228,040,827
ProFund VP Consumer Services...................................    9,606,239   19,165,482
ProFund VP Consumer Goods Portfolio............................   16,237,629   16,856,866
ProFund VP Oil & Gas...........................................   23,570,768   28,149,699
ProFund VP Europe 30...........................................   22,748,204   31,570,411
ProFund VP Financials..........................................    9,515,419   14,739,173
ProFund VP U.S. Government Plus................................   76,771,376   78,053,843
ProFund VP Health Care.........................................   33,227,753   28,133,596
ACCESS VP High Yield Fund......................................   39,779,457   49,234,097
ProFund VP Industrials.........................................    8,994,633   13,592,275
ProFund VP Internet............................................   11,437,571   15,896,448
ProFund VP Japan...............................................   11,916,371   17,218,796
ProFund VP Precious Metals.....................................   55,275,475   60,179,282
ProFund VP Mid-Cap Growth......................................   35,042,862   44,647,700
ProFund VP Mid-Cap Value.......................................   37,112,709   47,779,705
ProFund VP Pharmaceuticals.....................................   14,895,945   13,508,571
ProFund VP Real Estate.........................................   19,626,544   19,438,136
ProFund VP Rising Rates Opportunity............................   39,828,466   40,340,637
ProFund VP NASDAQ-100..........................................  114,466,076  118,171,674
ProFund VP Semiconductor.......................................   20,720,008   19,269,128
ProFund VP Small-Cap Growth....................................   36,768,569   56,889,573
ProFund VP Short Mid-Cap.......................................   10,121,418    9,953,498
ProFund VP Short NASDAQ-100....................................   19,329,238   19,404,659
ProFund VP Short Small-Cap.....................................   38,297,849   38,082,536
ProFund VP Small-Cap Value.....................................   11,759,951   21,860,312
ProFund VP Technology..........................................    7,982,070    8,048,256
ProFund VP Telecommunications..................................    8,383,829    9,229,487
ProFund VP UltraMid-Cap........................................   90,937,571   90,472,131
ProFund VP UltraNASDAQ-100.....................................   95,181,384  100,596,261
ProFund VP UltraSmall-Cap......................................   56,058,367   59,606,497
ProFund VP Utilities...........................................   32,728,366   29,236,265
ProFund VP Large-Cap Growth....................................   43,692,308   38,701,500
ProFund VP Large-Cap Value.....................................   30,195,455   20,504,846
Rydex VT Nova..................................................          511      304,565
Rydex VT NASDAQ-100............................................       45,489    1,454,985
Rydex VT Inverse S&P 500 Strategy..............................        2,559        3,328
Invesco V.I. Global Health Care Fund (Series I)................   17,127,827   17,691,695
Invesco V.I. Technology Fund (Series I)........................    2,539,356    5,232,904
Wells Fargo Advantage VT Index Asset Allocation Fund (Class 2).      118,110    3,912,506
Wells Fargo Advantage VT International Equity Fund (Class 2)...       27,507      128,113
Wells Fargo Advantage VT Small Cap Growth Fund (Class 2).......       60,069      378,573
Wells Fargo Advantage VT Total Return Bond Fund (Class 2)......      157,095      684,039
AST FI Pyramis Quantitative Portfolio..........................   52,011,843  267,482,804
AST Prudential Growth Allocation Portfolio.....................  257,546,563  369,582,496
AST Advanced Strategies Portfolio..............................  133,345,249  317,741,763
AST Investment Grade Bond Portfolio............................  746,684,033  804,364,404
AST Bond Portfolio 2015........................................    3,655,838   11,679,420
AST Bond Portfolio 2018........................................    9,742,008   62,647,159
AST Bond Portfolio 2019........................................   13,518,886   51,982,289
AST Global Real Estate Portfolio...............................   11,716,881   15,269,155
AST Parametric Emerging Markets Equity Portfolio...............   31,295,508   42,091,101
AST Bond Portfolio 2016........................................    4,516,321    9,986,535
AST Bond Portfolio 2020........................................   60,834,375  140,306,108
AST Boston Partners Large-Cap Value Portfolio..................   10,540,831   10,540,086
AST Jennison Large-Cap Growth Portfolio........................   27,671,302   23,393,119

                                      A76

                                                                        PURCHASES      SALES
                                                                       ------------ ------------
AST Bond Portfolio 2017............................................... $ 10,347,037 $ 34,481,473
AST Bond Portfolio 2021...............................................  190,238,374   62,997,822
Wells Fargo Advantage VT Intrinsic Value Fund (Class 2)...............    2,011,164    5,300,535
Wells Fargo Advantage VT Omega Growth Fund (Class 2)..................      171,433    1,136,580
Wells Fargo Advantage VT Small Cap Value Fund (Class 1)...............       39,524      288,290
Wells Fargo Advantage VT Omega Growth Fund (Class 1)..................    6,622,343   12,551,552
Wells Fargo Advantage VT Small Cap Growth Fund (Class 1)..............    3,948,500    7,704,900
Wells Fargo Advantage VT International Equity Fund (Class 1)..........    2,279,168    6,217,380
AST Bond Portfolio 2022...............................................    4,502,508   18,892,581
AST Quantitative Modeling Portfolio...................................   45,609,551   15,640,291
AST BlackRock Global Strategies Portfolio.............................   33,299,438   39,819,037
Invesco V.I. Diversified Dividend Fund (Series I).....................   10,080,294   12,116,767
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1).        4,528       67,239
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1).........       28,924      719,956
Wells Fargo Advantage VT Opportunity Fund (Class 1)...................      125,878      812,632
Wells Fargo Advantage VT Opportunity Fund (Class 2)...................        6,464      952,368
AST Prudential Core Bond Portfolio....................................   40,772,047   19,627,217
AST Neuberger Berman Core Bond Portfolio..............................   21,775,304   12,322,874
AST Bond Portfolio 2023...............................................   10,985,936  257,262,705
AST Franklin Templeton Founding Funds Allocation Portfolio............   36,823,359  193,366,006
AST New Discovery Asset Allocation Portfolio..........................   23,247,005   58,581,809
AST Western Asset Emerging Markets Debt Portfolio.....................    1,893,489    1,639,481
AST MFS Large-Cap Value Portfolio.....................................   14,141,168   10,403,924
Invesco V.I. Mid Cap Growth Portfolio.................................    3,314,676    9,821,672
AST Bond Portfolio 2024...............................................   78,488,834  144,135,890
AST AQR Emerging Markets Equity Portfolio.............................    3,726,841    2,786,124
AST ClearBridge Dividend Growth Portfolio.............................   24,560,032    6,228,329
AST QMA Emerging Markets Equity Portfolio.............................      380,604      370,209
Columbia Variable Portfolio - Cash Management Fund (Class A)..........      243,936      493,198
Columbia Variable Portfolio - Income Opportunities (Class A)..........        6,504       12,710
AST BlackRock iShares ETF Portfolio...................................   17,975,011   10,239,218
AST Franklin Templeton Founding Funds Plus Portfolio..................  105,072,402   49,937,242
AST Defensive Asset Allocation Portfolio..............................   62,634,838   49,901,929
AST AQR Large-Cap Portfolio...........................................    3,469,320    1,911,530
AST QMA Large-Cap Portfolio...........................................    2,591,310      588,275
AST Bond Portfolio 2025...............................................   87,657,882   17,806,382

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, portfolio transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each Portfolio. The Investment Managers entered into subadvisory agreements with several

                                      A77
        subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates, LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of each Portfolio. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. ("PAD") an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each Portfolio. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

        Certain charges and fees for the portfolios may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.

        See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios in which it invests, including the related party expenses disclosed above.

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    31,645    $13.29843 to  $46.57737 $689,167   0.00%    0.65%  to   3.05%   9.68% to  12.40%
December 31, 2013    37,349    $12.08707 to  $41.75519 $716,558   0.00%    0.65%  to   3.05%  29.47% to  32.67%
December 31, 2012    42,847    $ 9.30695 to  $31.71129 $614,004   1.16%    0.65%  to   3.05%  16.01% to  18.89%
December 31, 2011    48,462    $ 7.99763 to  $26.87621 $585,046   1.00%    0.65%  to   3.05%  -8.40% to  -6.13%
December 31, 2010    62,933    $ 8.70377 to  $28.84949 $820,710   1.51%    0.65%  to   3.05%   9.45% to  12.15%

                                      A78

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                          AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     30,989   $11.93099 to  $31.98018 $  587,850   0.00%    0.65%  to   3.05%    5.04% to    7.64%
December 31, 2013     33,289   $11.26548 to  $29.71001 $  592,866   0.00%    0.65%  to   3.05%   39.64% to   43.09%
December 31, 2012     30,668   $ 8.00177 to  $20.76320 $  389,449   0.00%    0.65%  to   3.05%   13.99% to   16.82%
December 31, 2011     28,910   $ 6.96201 to  $17.77397 $  317,828   0.00%    0.65%  to   3.05%   -4.69% to   -2.33%
December 31, 2010     38,965   $ 7.24476 to  $18.19879 $  439,619   0.00%    0.65%  to   3.05%   12.28% to   15.06%

                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     71,048   $11.08316 to  $23.65753 $1,079,895   0.00%    0.65%  to   3.05%   -0.11% to    2.37%
December 31, 2013     81,192   $11.07210 to  $23.11070 $1,213,789   0.00%    0.65%  to   3.05%   10.91% to   13.66%
December 31, 2012     91,006   $ 9.96221 to  $20.33387 $1,203,588   1.98%    0.65%  to   3.05%    7.74% to   10.42%
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     67,305   $ 8.39917 to  $15.01092 $  736,674   0.00%    0.65%  to   3.05%   -3.05% to   -0.65%
December 31, 2013     73,054   $ 8.66333 to  $15.10943 $  791,598   0.00%    0.65%  to   3.05%   -3.05% to   -0.65%
December 31, 2012     96,861   $ 8.93594 to  $15.20802 $1,048,385   0.01%    0.65%  to   3.05%   -3.05% to   -0.64%
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      5,273   $18.56231 to  $44.69065 $  196,643   0.00%    0.65%  to   3.05%   26.92% to   30.06%
December 31, 2013      5,542   $14.57979 to  $34.56960 $  159,581   0.00%    0.65%  to   3.05%   -0.01% to    2.46%
December 31, 2012      6,084   $14.53663 to  $33.94359 $  171,392   1.39%    0.65%  to   3.05%   11.82% to   14.60%
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     69,641   $11.58766 to  $30.60670 $1,109,218   0.00%    0.65%  to   3.05%    2.23% to    4.76%
December 31, 2013     78,019   $11.31123 to  $29.21518 $1,196,353   0.00%    0.65%  to   3.05%    7.65% to   10.31%
December 31, 2012     86,515   $10.48611 to  $26.48459 $1,212,902   1.50%    0.65%  to   3.05%    7.34% to   10.00%
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%

                                             AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      7,116   $13.08521 to  $23.22103 $  127,679   0.00%    0.65%  to   3.05%   -1.54% to    0.90%
December 31, 2013      8,256   $12.48646 to  $23.07231 $  148,095   0.00%    0.65%  to   3.05%   30.52% to   33.75%
December 31, 2012      9,571   $10.11918 to  $17.29342 $  129,268   1.12%    0.65%  to   3.05%    9.94% to   12.66%
December 31, 2011      9,551   $ 9.17609 to  $15.38823 $  115,478   0.73%    0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010     12,806   $ 8.96367 to  $15.60454 $  156,605   1.46%    0.65%  to   3.05%    9.01% to   11.71%

                                                    AST HIGH YIELD PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     12,386   $12.48064 to  $27.81549 $  249,186   0.00%    0.65%  to   3.05%   -0.57% to    1.89%
December 31, 2013     19,537   $12.52635 to  $27.29926 $  393,331   0.00%    0.65%  to   3.05%    3.91% to    6.48%
December 31, 2012     23,729   $12.02995 to  $25.63707 $  446,376   4.89%    0.65%  to   3.05%   10.40% to   13.13%
December 31, 2011     24,401   $11.04415 to  $22.66074 $  401,816   6.36%    0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010     28,186   $11.00659 to  $22.10754 $  457,631   3.30%    0.65%  to   3.05%   10.04% to   12.76%

                                          AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     13,633   $16.07579 to  $38.48022 $  295,248   0.00%    0.65%  to   3.05%    1.74% to    4.26%
December 31, 2013     15,357   $15.68297 to  $37.00144 $  323,756   0.00%    0.65%  to   3.05%   36.52% to   39.90%
December 31, 2012     17,495   $10.72052 to  $26.51602 $  264,700   0.00%    0.65%  to   3.05%   16.41% to   19.29%
December 31, 2011     18,842   $ 9.19070 to  $22.28390 $  239,041   0.40%    0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010     17,172   $10.88753 to  $25.87932 $  271,022   0.05%    0.65%  to   3.05%   28.51% to   31.68%

                                                  AST MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      4,943   $17.31881 to  $32.33505 $  118,992   0.00%    0.65%  to   3.05%   11.46% to   14.22%
December 31, 2013      5,480   $15.48977 to  $28.38035 $  116,162   0.00%    0.65%  to   3.05%   28.38% to   31.55%
December 31, 2012      6,109   $11.37731 to  $21.62753 $   99,274   0.46%    0.65%  to   3.05%   14.79% to   17.64%
December 31, 2011      5,972   $ 9.89066 to  $18.43079 $   83,072   0.69%    0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010      8,194   $11.12493 to  $19.26268 $  120,022   0.57%    0.65%  to   3.05%   19.84% to   22.80%

                                      A79

                                   AT YEAR ENDED                                FOR YEAR ENDED
                   ---------------------------------------------  ---------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ----------------
                                                AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    11,173    $16.80545 to  $41.98705 $  331,797   0.00%    0.65%  to   3.05%   2.06% to   4.58%
December 31, 2013    13,096    $16.41575 to  $40.14664 $  370,911   0.00%    0.65%  to   3.05%  33.21% to  36.51%
December 31, 2012    14,752    $12.28493 to  $29.40995 $  304,317   0.46%    0.65%  to   3.05%  14.55% to  17.39%
December 31, 2011    17,048    $10.26539 to  $25.05272 $  299,669   0.57%    0.65%  to   3.05%  -8.84% to  -6.59%
December 31, 2010    22,874    $11.23772 to  $26.81946 $  435,168   0.43%    0.65%  to   3.05%  22.16% to  25.17%

                          AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (EXPIRED FEBRUARY 7, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $ 6.80210 to  $40.07565 $        -   0.00%    0.65%  to   3.05%  -1.77% to  -1.52%
December 31, 2013    13,368    $ 6.91871 to  $40.69374 $  317,909   0.00%    0.65%  to   3.05%  25.78% to  28.90%
December 31, 2012    14,281    $ 5.45551 to  $31.71289 $  273,394   0.26%    0.65%  to   3.05%  16.11% to  18.99%
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $  252,219   0.15%    0.65%  to   3.05%  -6.88% to  -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $  349,188   0.08%    0.65%  to   3.05%   6.93% to   9.57%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    17,204    $ 8.55616 to  $34.41507 $  270,287   0.00%    0.65%  to   3.05%   8.13% to  10.80%
December 31, 2013    19,607    $ 7.84834 to  $31.13825 $  286,931   0.00%    0.65%  to   3.05%  28.16% to  31.33%
December 31, 2012    19,534    $ 6.07370 to  $23.76942 $  217,543   0.00%    0.65%  to   3.05%  15.96% to  18.84%
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $  176,796   0.00%    0.65%  to   3.05%  -5.93% to  -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $  283,946   0.00%    0.65%  to   3.05%  16.17% to  19.05%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014     6,815    $18.62287 to  $53.68012 $  242,872   0.00%    0.65%  to   3.05%   3.93% to   6.50%
December 31, 2013     6,989    $17.86358 to  $50.40332 $  237,752   0.00%    0.65%  to   3.05%  34.58% to  37.91%
December 31, 2012     6,307    $13.23238 to  $36.54808 $  160,398   0.51%    0.65%  to   3.05%  12.16% to  14.94%
December 31, 2011     6,118    $11.76172 to  $31.79808 $  137,760   0.47%    0.65%  to   3.05%  -1.78% to   0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $  187,638   0.51%    0.65%  to   3.05%  22.90% to  25.94%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    18,558    $13.17567 to  $37.61471 $  349,899   0.00%    0.65%  to   3.05%  10.28% to  13.01%
December 31, 2013    19,347    $11.91079 to  $33.28529 $  326,159   0.00%    0.65%  to   3.05%  35.60% to  38.95%
December 31, 2012    18,083    $ 8.75680 to  $23.95472 $  225,816   3.28%    0.65%  to   3.05%  13.32% to  16.13%
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $  210,441   1.33%    0.65%  to   3.05%  -7.10% to  -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $  273,356   1.03%    0.65%  to   3.05%   9.71% to  12.42%

                                         AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    17,718    $12.73641 to  $20.50998 $  312,815   0.00%    0.65%  to   3.05%   3.14% to   5.70%
December 31, 2013    18,063    $12.30996 to  $19.40444 $  302,619   0.00%    0.65%  to   3.05%  -4.99% to  -2.64%
December 31, 2012    20,917    $12.91655 to  $19.93011 $  361,599   1.15%    0.65%  to   3.05%   2.69% to   5.24%
December 31, 2011    21,912    $12.53881 to  $18.93744 $  362,864   1.75%    0.65%  to   3.05%   6.82% to   9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $  364,932   5.89%    0.65%  to   3.05%   9.96% to  12.68%

                                         AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    50,224    $14.06936 to  $32.45986 $1,088,141   0.00%    0.65%  to   3.05%   7.22% to   9.87%
December 31, 2013    46,097    $13.09529 to  $29.54365 $  867,986   0.00%    0.65%  to   3.05%  32.45% to  35.72%
December 31, 2012    54,818    $ 9.85996 to  $21.76758 $  759,466   0.42%    0.65%  to   3.05%   8.84% to  11.54%
December 31, 2011    60,824    $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%  -3.93% to  -1.56%
December 31, 2010    80,568    $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%  16.10% to  18.97%

                                                   AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    16,817    $11.09036 to  $23.98155 $  255,131   0.00%    0.65%  to   3.05%   5.39% to   8.00%
December 31, 2013    18,805    $10.43665 to  $22.26046 $  266,959   0.00%    0.65%  to   3.05%  32.54% to  35.82%
December 31, 2012    20,868    $ 7.81006 to  $16.43129 $  218,354   0.00%    0.65%  to   3.05%  13.51% to  16.32%
December 31, 2011    21,613    $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%  -3.62% to  -1.24%
December 31, 2010    26,573    $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%   9.35% to  12.05%

                                        AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    12,114    $13.32425 to  $46.75126 $  319,979   0.00%    0.65%  to   3.05%   4.65% to   7.24%
December 31, 2013    12,879    $12.62840 to  $43.59597 $  328,827   0.00%    0.65%  to   3.05%  28.57% to  31.75%
December 31, 2012    12,557    $ 9.74207 to  $33.09035 $  259,450   0.00%    0.65%  to   3.05%   8.95% to  11.65%
December 31, 2011    13,725    $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%  -1.41% to   1.03%
December 31, 2010    17,725    $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%  24.76% to  27.84%

                                      A80

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                        AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     11,696   $16.50935 to  $65.36528 $  455,842   0.00%    0.65%  to   3.05%   10.77% to   13.51%
December 31, 2013     13,190   $14.87402 to  $57.58674 $  453,513   0.00%    0.65%  to   3.05%   37.68% to   41.08%
December 31, 2012     13,358   $10.78115 to  $40.81741 $  331,538   1.06%    0.65%  to   3.05%   13.55% to   16.37%
December 31, 2011     14,976   $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%   -5.45% to   -3.12%
December 31, 2010     19,868   $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%   19.67% to   22.63%

                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      6,896   $16.01114 to  $38.37610 $  162,004   0.00%    0.65%  to   3.05%    0.65% to    3.14%
December 31, 2013      8,471   $15.87466 to  $37.20616 $  192,230   0.00%    0.65%  to   3.05%   31.05% to   34.29%
December 31, 2012      7,448   $12.08818 to  $27.70495 $  131,511   0.00%    0.65%  to   3.05%    8.75% to   11.45%
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     34,413   $ 9.69502 to  $19.99945 $  472,442   0.00%    0.65%  to   3.05%   -3.14% to   -0.75%
December 31, 2013     42,059   $10.00959 to  $20.14971 $  578,095   0.00%    0.65%  to   3.05%   -5.16% to   -2.81%
December 31, 2012     47,792   $10.55386 to  $20.73224 $  672,855   1.25%    0.65%  to   3.05%    1.50% to    4.01%
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     98,250   $11.57101 to  $29.30456 $1,680,168   0.00%    0.65%  to   3.05%    1.05% to    3.55%
December 31, 2013    118,806   $11.42690 to  $28.29890 $1,968,656   0.00%    0.65%  to   3.05%   -4.83% to   -2.48%
December 31, 2012    138,677   $11.98224 to  $29.01718 $2,363,958   2.64%    0.65%  to   3.05%    5.98% to    8.61%
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     14,351   $12.18005 to  $21.92630 $  244,099   0.00%    0.65%  to   3.05%    4.19% to    6.77%
December 31, 2013     15,974   $11.65423 to  $20.70293 $  256,073   0.00%    0.65%  to   3.05%   25.73% to   28.84%
December 31, 2012     15,573   $ 9.24050 to  $16.44119 $  194,477   0.19%    0.65%  to   3.05%   13.67% to   16.49%
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      9,587   $13.33084 to  $26.85079 $  189,183   0.00%    0.65%  to   3.05%   13.64% to   16.45%
December 31, 2013      8,839   $11.63492 to  $23.15073 $  152,204   0.00%    0.65%  to   3.05%   28.39% to   31.57%
December 31, 2012      9,787   $ 8.98801 to  $17.66725 $  128,439   0.80%    0.65%  to   3.05%   15.17% to   18.03%
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      7,167   $12.35399 to  $56.25253 $  197,593   0.00%    0.65%  to   3.05%  -11.16% to   -8.96%
December 31, 2013      7,867   $ 6.91863 to  $61.78578 $  238,899   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2012      9,550   $ 6.17225 to  $53.89981 $  254,000   0.42%    0.65%  to   3.05%    0.45% to    2.94%
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    118,931   $12.98955 to  $39.90630 $2,272,782   0.00%    0.65%  to   3.05%    2.65% to    5.19%
December 31, 2013    125,028   $12.62814 to  $37.93685 $2,282,503   0.00%    0.65%  to   3.05%   13.27% to   16.07%
December 31, 2012    120,272   $11.12570 to  $32.68345 $1,911,349   1.28%    0.65%  to   3.05%   10.03% to   12.76%
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014      9,452   $ 8.39265 to  $22.46576 $  137,520   0.00%    0.65%  to   3.05%   -9.55% to   -7.31%
December 31, 2013     10,200   $ 9.20275 to  $24.29855 $  162,555   0.00%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2012     10,513   $ 7.88041 to  $20.52383 $  142,343   2.44%    0.65%  to   3.05%   13.11% to   15.92%
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%

                                      A81

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     11,157   $16.84634 to  $29.93493 $  257,973   0.00%    0.65%  to   3.05%    0.47% to    2.96%
December 31, 2013     10,878   $16.71585 to  $29.14854 $  247,774   0.00%    0.65%  to   3.05%   23.74% to   26.80%
December 31, 2012      8,585   $13.46685 to  $23.04503 $  157,918   1.10%    0.65%  to   3.05%   19.32% to   22.28%
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%

                                         AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     10,518   $ 9.54332 to  $38.43226 $  194,149   0.00%    0.65%  to   3.05%   -9.22% to   -6.97%
December 31, 2013     11,340   $10.42676 to  $41.62765 $  227,979   0.00%    0.65%  to   3.05%   11.84% to   14.61%
December 31, 2012     11,583   $ 9.24639 to  $36.59713 $  206,758   1.82%    0.65%  to   3.05%   18.18% to   21.12%
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%

                                              AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     13,173   $10.41024 to  $19.71444 $  205,538   0.00%    0.65%  to   3.05%   -2.51% to   -0.10%
December 31, 2013     15,013   $10.64538 to  $19.73350 $  234,911   0.00%    0.65%  to   3.05%   -6.69% to   -4.38%
December 31, 2012     16,122   $11.37326 to  $20.63724 $  264,564   2.52%    0.65%  to   3.05%    2.01% to    4.54%
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     21,229   $11.38769 to  $23.80315 $  414,735   0.00%    0.65%  to   3.05%   -8.41% to   -6.14%
December 31, 2013     22,847   $12.39448 to  $25.35990 $  477,721   0.00%    0.65%  to   3.05%   15.43% to   18.28%
December 31, 2012     24,203   $10.70484 to  $21.44012 $  426,787   1.14%    0.65%  to   3.05%   16.69% to   19.58%
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     37,368   $10.95962 to  $19.04250 $  475,936   0.00%    0.65%  to   3.05%    2.29% to    4.82%
December 31, 2013     38,068   $10.69255 to  $18.24052 $  467,374   0.00%    0.65%  to   3.05%   16.83% to   19.72%
December 31, 2012     25,556   $ 9.13349 to  $15.29759 $  263,881   0.27%    0.65%  to   3.05%    7.62% to   10.29%
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    353,854   $12.34597 to  $19.41746 $5,062,625   0.00%    0.65%  to   3.05%    3.73% to    6.30%
December 31, 2013    371,724   $11.87730 to  $18.34056 $5,051,182   0.00%    0.65%  to   3.05%   18.94% to   21.88%
December 31, 2012    355,694   $ 9.96540 to  $15.10845 $4,005,044   0.85%    0.65%  to   3.05%   10.25% to   12.98%
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%

                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    233,965   $10.72051 to  $16.34519 $2,897,839   0.00%    0.65%  to   3.05%    0.65% to    3.14%
December 31, 2013    268,594   $10.62911 to  $15.91091 $3,259,449   0.00%    0.65%  to   3.05%    6.62% to    9.26%
December 31, 2012    296,047   $ 9.94859 to  $14.62138 $3,322,480   1.01%    0.65%  to   3.05%    9.13% to   11.83%
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    213,350   $12.21761 to  $17.98703 $3,056,529   0.00%    0.65%  to   3.05%    3.27% to    5.83%
December 31, 2013    230,218   $11.80605 to  $17.06501 $3,148,148   0.00%    0.65%  to   3.05%   14.06% to   16.88%
December 31, 2012    241,017   $10.32937 to  $14.65914 $2,847,167   0.95%    0.65%  to   3.05%    9.04% to   11.74%
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    168,147   $11.87539 to  $15.78649 $2,325,500   0.00%    0.65%  to   3.05%    2.55% to    5.09%
December 31, 2013    189,791   $11.55638 to  $15.08292 $2,524,817   0.00%    0.65%  to   3.05%    5.88% to    8.50%
December 31, 2012    235,652   $10.89197 to  $13.95724 $2,916,724   1.12%    0.65%  to   3.05%    7.00% to    9.66%
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%

                                      A82

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                          AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    66,476    $12.14642 to  $19.06143 $917,204   0.00%    0.65%  to   3.05%   2.63% to   5.17%
December 31, 2013    71,793    $11.81048 to  $18.19704 $951,082   0.00%    0.65%  to   3.05%  14.46% to  17.29%
December 31, 2012    63,914    $10.29724 to  $15.57696 $729,941   0.47%    0.65%  to   3.05%  12.36% to  15.15%
December 31, 2011    49,795    $ 9.14542 to  $13.58234 $498,580   0.28%    0.65%  to   3.05%  -5.36% to  -3.02%
December 31, 2010    67,762    $ 9.64360 to  $14.06217 $708,276   0.32%    0.65%  to   3.05%  10.86% to  13.60%

                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    73,708    $10.36984 to  $15.87298 $858,980   0.00%    0.65%  to   3.05%   1.93% to   4.46%
December 31, 2013    81,060    $10.16792 to  $15.33485 $913,351   0.00%    0.65%  to   3.05%   9.01% to  11.71%
December 31, 2012    88,988    $ 9.32258 to  $13.85308 $906,641   0.55%    0.65%  to   3.05%   6.91% to   9.57%
December 31, 2011    83,954    $ 8.71537 to  $12.75958 $788,153   0.39%    0.65%  to   3.05%  -4.81% to  -2.45%
December 31, 2010    99,997    $ 9.15067 to  $13.19996 $973,078   0.54%    0.65%  to   3.05%   8.51% to  11.19%

                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    56,420    $11.68169 to  $18.59947 $728,979   0.00%    0.65%  to   3.05%   3.12% to   5.67%
December 31, 2013    61,737    $11.29324 to  $17.67205 $762,093   0.00%    0.65%  to   3.05%  12.74% to  15.53%
December 31, 2012    60,748    $ 9.98650 to  $15.35890 $656,213   0.47%    0.65%  to   3.05%  10.11% to  12.85%
December 31, 2011    56,707    $ 9.04125 to  $13.66570 $547,518   0.33%    0.65%  to   3.05%  -3.60% to  -1.22%
December 31, 2010    68,780    $ 9.34959 to  $13.88973 $681,353   0.29%    0.65%  to   3.05%  10.35% to  13.07%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    63,341    $10.91660 to  $15.82692 $761,420   0.00%    0.65%  to   3.05%   0.87% to   3.37%
December 31, 2013    70,368    $10.78921 to  $15.37361 $826,552   0.00%    0.65%  to   3.05%   6.47% to   9.11%
December 31, 2012    79,468    $10.10208 to  $14.14738 $863,292   0.58%    0.65%  to   3.05%   6.77% to   9.41%
December 31, 2011    76,501    $ 9.43274 to  $12.98251 $767,336   0.48%    0.65%  to   3.05%  -3.54% to  -1.15%
December 31, 2010    88,963    $ 9.74838 to  $13.18694 $912,004   0.46%    0.65%  to   3.05%   8.20% to  10.87%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    40,968    $11.47765 to  $18.10065 $516,659   0.00%    0.65%  to   3.05%   2.49% to   5.03%
December 31, 2013    42,246    $11.16380 to  $17.30319 $512,896   0.00%    0.65%  to   3.05%  15.59% to  18.45%
December 31, 2012    34,759    $ 9.62837 to  $14.66719 $359,929   0.51%    0.65%  to   3.05%  10.16% to  12.90%
December 31, 2011    29,299    $ 8.71300 to  $13.04434 $271,364   0.21%    0.65%  to   3.05%  -5.44% to  -3.11%
December 31, 2010    37,009    $ 9.18592 to  $13.51674 $358,393   0.37%    0.65%  to   3.05%   9.87% to  12.59%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    40,755    $11.29230 to  $13.37491 $497,796   0.00%    0.65%  to   3.05%   3.93% to   6.50%
December 31, 2013    37,184    $10.83196 to  $12.60936 $430,242   0.00%    0.65%  to   3.05%  -4.50% to  -2.13%
December 31, 2012    35,788    $11.30708 to  $12.93619 $428,318   3.36%    0.65%  to   3.05%   4.56% to   7.15%
December 31, 2011    34,470    $10.74387 to  $12.12164 $388,751   2.64%    0.65%  to   3.05%   2.80% to   5.33%
December 31, 2010    37,019    $10.43007 to  $11.55420 $400,318   1.62%    0.65%  to   3.05%   4.51% to   7.10%

                                                   DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014        69    $15.83857 to  $21.32579 $  1,094   0.87%    1.40%  to   1.65%   4.31% to   4.57%
December 31, 2013        79    $15.14573 to  $20.44490 $  1,205   0.80%    1.40%  to   1.65%  31.23% to  31.56%
December 31, 2012        99    $11.51236 to  $15.57973 $  1,139   1.55%    1.40%  to   1.65%  11.21% to  11.49%
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%  -5.75% to  -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%  10.91% to  11.19%

                               COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND - CLASS A
                   -----------------------------------------------------------------------------------------
December 31, 2014       196    $22.10327 to  $22.10327 $  4,338   2.46%    1.00%  to   1.00%   8.95% to   8.95%
December 31, 2013       228    $20.28826 to  $20.28826 $  4,631   2.42%    1.00%  to   1.00%  16.99% to  16.99%
December 31, 2012       278    $17.34227 to  $17.34227 $  4,822   2.17%    1.00%  to   1.00%  11.90% to  11.90%
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%  -1.84% to  -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%  12.30% to  12.30%

                             COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND - CLASS A
                   -----------------------------------------------------------------------------------------
December 31, 2014        14    $26.57882 to  $26.57882 $    380   0.00%    1.00%  to   1.00%  -5.59% to  -5.59%
December 31, 2013        15    $28.15297 to  $28.15297 $    427   0.11%    1.00%  to   1.00%  39.07% to  39.07%
December 31, 2012        19    $20.24437 to  $20.24437 $    381   0.00%    1.00%  to   1.00%  10.88% to  10.88%
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%  -6.49% to  -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%  27.10% to  27.10%

                                      A83

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014       397    $11.43711 to  $16.08832 $  5,552   0.00%    0.65%  to   2.75%   -8.31% to   -6.33%
December 31, 2013       498    $12.47344 to  $17.42066 $  7,436   0.00%    0.65%  to   2.75%   15.60% to   18.10%
December 31, 2012       651    $10.79007 to  $14.96204 $  8,260   0.60%    0.65%  to   2.75%   19.02% to   21.60%
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%

                                           NVIT DEVELOPING MARKETS FUND - CLASS II
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,461    $12.16678 to  $29.37659 $ 47,005   0.83%    0.65%  to   3.05%   -8.72% to   -6.46%
December 31, 2013     3,034    $13.28794 to  $31.48428 $ 62,989   0.90%    0.65%  to   3.05%   -3.02% to   -0.62%
December 31, 2012     3,751    $13.65931 to  $31.75987 $ 78,997   0.10%    0.65%  to   3.05%   13.21% to   16.02%
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%

                                      THE DOW DART 10 PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $13.48957 to  $23.07964 $      -   0.00%    0.65%  to   2.65%   -1.86% to   -1.23%
December 31, 2013       450    $13.67313 to  $22.31439 $  7,317   0.00%    0.65%  to   3.05%   26.86% to   30.00%
December 31, 2012       520    $10.55526 to  $17.41057 $  6,534   0.00%    0.65%  to   3.05%    7.36% to   10.02%
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%

                               FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $ 5.00628 to  $20.93833 $      -   0.00%    0.65%  to   2.60%    2.78% to    3.43%
December 31, 2013       736    $ 4.85206 to  $19.42415 $  6,024   0.00%    0.65%  to   3.05%   27.08% to   30.22%
December 31, 2012       906    $ 3.75425 to  $15.11352 $  5,805   0.00%    0.65%  to   3.05%   10.35% to   13.09%
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%

                                 GLOBAL DIVIDEND TARGET 15 PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $11.81474 to  $28.51054 $      -   0.00%    0.65%  to   3.05%   -2.57% to   -1.82%
December 31, 2013     1,308    $16.14256 to  $29.09368 $ 27,931   0.00%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2012     1,676    $14.50157 to  $25.76586 $ 31,651   0.00%    0.65%  to   3.05%   21.54% to   24.55%
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%

                                     NASDAQ TARGET 15 PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $13.23136 to  $23.98622 $      -   0.00%    0.65%  to   1.90%   -0.44% to   -0.04%
December 31, 2013       338    $13.68166 to  $19.55641 $  5,335   0.00%    0.65%  to   1.90%   46.00% to   47.86%
December 31, 2012       295    $ 9.28609 to  $13.30700 $  3,164   0.00%    0.65%  to   1.90%   10.84% to   12.26%
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%

                                       S&P TARGET 24 PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $13.68807 to  $23.09518 $      -   0.00%    0.65%  to   2.65%   -1.67% to   -1.04%
December 31, 2013       631    $13.84665 to  $22.28491 $ 10,729   0.00%    0.65%  to   3.05%   37.84% to   41.25%
December 31, 2012       597    $ 9.83774 to  $16.00248 $  7,159   0.00%    0.65%  to   3.05%    6.10% to    8.73%
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%

                                    TARGET MANAGED VIP PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $11.03360 to  $21.26107 $      -   0.00%    0.65%  to   2.65%   -0.95% to   -0.31%
December 31, 2013     1,524    $11.54669 to  $19.98087 $ 21,707   0.00%    0.65%  to   2.65%   32.19% to   34.91%
December 31, 2012     1,716    $ 8.73469 to  $15.08398 $ 18,388   0.00%    0.65%  to   2.65%   10.02% to   12.28%
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $ 20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $ 27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%

                                   VALUE LINE TARGET 25 PORTFOLIO (EXPIRED APRIL 25, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014         -    $ 4.15381 to  $17.49723 $      -   0.00%    0.65%  to   1.90%    6.69% to    7.12%
December 31, 2013       666    $ 3.88216 to  $16.36592 $  6,731   0.00%    0.65%  to   1.90%   28.88% to   30.52%
December 31, 2012       798    $ 2.98472 to  $12.61467 $  6,276   0.00%    0.65%  to   1.90%   19.04% to   20.56%
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $  7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $ 12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                 THE DOW TARGET DIVIDEND PORTFOLIO (EXPIRED APRIL 25, 2014)
                   ------------------------------------------------------------------------------------------
December 31, 2014         -    $10.56703 to  $22.92950 $     -   0.00%    0.65%  to   2.65%    3.06% to    3.72%
December 31, 2013     1,533    $10.59015 to  $21.10947 $17,930   0.00%    0.65%  to   2.65%   24.79% to   27.35%
December 31, 2012     1,695    $ 8.48620 to  $16.81204 $15,646   0.00%    0.65%  to   2.65%    2.76% to    4.88%
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%

                                                     PROFUND VP ASIA 30
                   ------------------------------------------------------------------------------------------
December 31, 2014       549    $13.41646 to  $29.45663 $12,318   0.07%    0.65%  to   2.50%   -4.03% to   -2.21%
December 31, 2013       845    $13.97265 to  $30.19771 $19,519   0.06%    0.65%  to   2.50%   12.10% to   14.22%
December 31, 2012     1,129    $12.45832 to  $26.50384 $22,804   0.00%    0.65%  to   2.50%   12.58% to   14.72%
December 31, 2011     1,209    $11.06023 to  $23.16046 $21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%

                                                      PROFUND VP BANKS
                   ------------------------------------------------------------------------------------------
December 31, 2014       639    $ 5.23735 to  $17.19057 $ 4,619   0.09%    0.65%  to   2.75%    7.34% to    9.66%
December 31, 2013       766    $ 4.87907 to  $15.96563 $ 5,019   0.41%    0.65%  to   2.75%   29.79% to   32.59%
December 31, 2012     1,296    $ 3.75923 to  $12.26356 $ 6,430   0.00%    0.65%  to   2.75%   29.73% to   32.54%
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $ 2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $ 6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%

                                                       PROFUND VP BEAR
                   ------------------------------------------------------------------------------------------
December 31, 2014     2,386    $ 1.86494 to  $ 3.17983 $ 5,964   0.00%    0.65%  to   2.50%  -16.39% to  -14.81%
December 31, 2013     2,674    $ 2.22828 to  $ 3.73245 $ 7,919   0.00%    0.65%  to   3.05%  -28.79% to  -27.03%
December 31, 2012     2,506    $ 3.10838 to  $ 5.11497 $ 9,947   0.00%    0.65%  to   3.05%  -19.15% to  -17.14%
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%

                                                  PROFUND VP BIOTECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2014       724    $27.44729 to  $55.86612 $22,711   0.00%    0.65%  to   1.90%   27.26% to   28.88%
December 31, 2013       815    $21.45816 to  $43.45558 $20,141   0.00%    0.65%  to   1.90%   65.22% to   67.32%
December 31, 2012       717    $12.92186 to  $23.49701 $10,864   0.00%    0.65%  to   1.90%   38.03% to   39.79%
December 31, 2011       444    $ 9.31427 to  $17.02324 $ 4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $ 5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%

                                                 PROFUND VP BASIC MATERIALS
                   ------------------------------------------------------------------------------------------
December 31, 2014       522    $12.62291 to  $23.34110 $ 9,745   0.60%    0.65%  to   2.65%   -1.01% to    1.03%
December 31, 2013       792    $12.63704 to  $23.16241 $14,816   0.93%    0.65%  to   3.05%   14.82% to   17.66%
December 31, 2012       863    $10.97190 to  $19.73517 $13,665   0.29%    0.65%  to   2.75%    5.50% to    7.78%
December 31, 2011     1,157    $10.40033 to  $18.35708 $17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%

                                                    PROFUND VP ULTRABULL
                   ------------------------------------------------------------------------------------------
December 31, 2014       809    $13.27270 to  $28.84527 $12,418   0.00%    0.65%  to   1.90%   20.90% to   22.44%
December 31, 2013     1,004    $10.92279 to  $23.61862 $12,630   0.00%    0.65%  to   1.90%   64.86% to   66.96%
December 31, 2012     1,021    $ 6.59191 to  $14.18214 $ 8,024   0.00%    0.65%  to   1.90%   26.46% to   28.08%
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%

                                                       PROFUND VP BULL
                   ------------------------------------------------------------------------------------------
December 31, 2014     3,408    $15.13075 to  $21.18734 $56,459   0.00%    0.65%  to   3.05%    8.07% to   10.74%
December 31, 2013     3,062    $12.31174 to  $19.40528 $45,975   0.00%    0.65%  to   3.05%   25.80% to   28.91%
December 31, 2012     3,404    $ 9.75656 to  $15.26808 $39,465   0.00%    0.65%  to   3.05%   10.41% to   13.15%
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%

                                                PROFUND VP CONSUMER SERVICES
                   ------------------------------------------------------------------------------------------
December 31, 2014       606    $17.08982 to  $28.25646 $11,146   0.00%    0.65%  to   3.05%    9.03% to   11.73%
December 31, 2013     1,185    $15.62598 to  $25.49530 $19,826   0.25%    0.65%  to   3.05%   35.61% to   38.96%
December 31, 2012       889    $11.48757 to  $18.49608 $10,840   0.00%    0.65%  to   3.05%   18.37% to   21.30%
December 31, 2011       823    $ 9.58355 to  $15.12328 $ 8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%

                                      A85

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2014       863    $16.13683 to  $24.39556 $16,704    0.57%   0.65%  to   3.05%    6.87% to    9.51%
December 31, 2013       894    $15.05350 to  $22.33301 $15,923    0.88%   0.65%  to   2.75%   24.92% to   27.62%
December 31, 2012       803    $12.05038 to  $17.54415 $11,414    0.95%   0.65%  to   2.75%    7.80% to   10.14%
December 31, 2011     1,243    $11.17801 to  $15.96959 $16,036    1.05%   0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $17,148    0.91%   0.65%  to   3.05%   13.78% to   16.60%

                                                    PROFUND VP OIL & GAS
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,124    $13.71351 to  $30.09315 $25,967    0.42%   0.65%  to   3.05%  -13.59% to  -11.45%
December 31, 2013     1,284    $15.66246 to  $34.06864 $33,901    0.43%   0.65%  to   3.05%   20.29% to   23.26%
December 31, 2012     1,631    $12.98066 to  $27.70826 $35,105    0.12%   0.65%  to   3.05%   -0.25% to    2.23%
December 31, 2011     2,056    $12.97271 to  $27.17321 $43,737    0.17%   0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $64,390    0.44%   0.65%  to   3.05%   14.17% to   17.00%

                                                    PROFUND VP EUROPE 30
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,052    $ 9.09933 to  $18.04423 $12,684    1.42%   0.65%  to   2.75%  -11.16% to   -9.24%
December 31, 2013     1,747    $10.08662 to  $19.93155 $23,469    1.36%   0.65%  to   2.75%   18.29% to   20.84%
December 31, 2012     1,696    $ 8.39741 to  $16.53513 $18,717    2.84%   0.65%  to   2.75%   13.38% to   15.84%
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $11,042    1.12%   0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $34,024    1.87%   0.65%  to   2.75%   -0.19% to    1.97%

                                                    PROFUND VP FINANCIALS
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,954    $ 7.87728 to  $21.37923 $20,490    0.20%   0.65%  to   3.05%    9.47% to   12.18%
December 31, 2013     2,514    $ 7.17338 to  $19.21216 $23,561    0.36%   0.65%  to   3.05%   28.05% to   31.22%
December 31, 2012     2,235    $ 5.58464 to  $14.98123 $16,277    0.13%   0.65%  to   3.05%   20.92% to   23.92%
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $10,764    0.00%   0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $18,134    0.30%   0.65%  to   3.05%    7.55% to   10.21%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   ------------------------------------------------------------------------------------------
December 31, 2014       864    $13.81464 to  $23.08528 $17,723    0.18%   0.65%  to   2.75%   32.64% to   35.50%
December 31, 2013       923    $10.38293 to  $17.03654 $13,973    0.20%   0.65%  to   2.75%  -21.34% to  -19.64%
December 31, 2012     1,423    $13.15892 to  $21.19966 $26,886    0.00%   0.65%  to   2.75%   -1.81% to    0.32%
December 31, 2011     2,260    $13.14239 to  $21.13300 $42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%

                                                   PROFUND VP HEALTH CARE
                   ------------------------------------------------------------------------------------------
December 31, 2014     2,579    $17.89983 to  $28.07299 $52,236    0.08%   0.65%  to   3.05%   19.93% to   22.89%
December 31, 2013     2,348    $14.67591 to  $22.50584 $38,341    0.35%   0.65%  to   2.75%   35.92% to   38.85%
December 31, 2012     2,027    $10.65001 to  $16.58498 $24,163    0.38%   0.65%  to   2.75%   14.17% to   16.64%
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%

                                                  ACCESS VP HIGH YIELD FUND
                   ------------------------------------------------------------------------------------------
December 31, 2014       646    $17.51633 to  $19.79748 $11,928    3.81%   0.65%  to   1.90%    0.39% to    1.67%
December 31, 2013     1,155    $17.44748 to  $19.47151 $21,085    2.62%   0.65%  to   1.90%    7.93% to    9.30%
December 31, 2012     1,584    $16.16581 to  $17.81424 $26,571    4.12%   0.65%  to   1.90%   11.95% to   13.38%
December 31, 2011     2,808    $14.43990 to  $15.71178 $41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%

                                                   PROFUND VP INDUSTRIALS
                   ------------------------------------------------------------------------------------------
December 31, 2014       629    $14.83996 to  $25.81617 $12,138    0.24%   0.65%  to   2.75%    2.67% to    4.89%
December 31, 2013       886    $14.45347 to  $24.67438 $16,378    0.42%   0.65%  to   2.75%   34.39% to   37.29%
December 31, 2012       681    $10.75494 to  $18.01769 $ 9,293    0.34%   0.65%  to   2.75%   12.61% to   15.05%
December 31, 2011       752    $ 9.55071 to  $15.70088 $ 9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%

                                                     PROFUND VP INTERNET
                   ------------------------------------------------------------------------------------------
December 31, 2014       124    $41.12237 to  $50.26138 $ 5,279    0.00%   0.65%  to   1.90%   -0.80% to    0.46%
December 31, 2013       240    $41.34854 to  $50.15518 $10,188    0.00%   0.65%  to   1.90%   48.83% to   50.72%
December 31, 2012       203    $27.71190 to  $33.36005 $ 5,733    0.00%   0.65%  to   1.90%   17.48% to   18.98%
December 31, 2011       176    $23.52770 to  $28.10825 $ 4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%

                                      A86

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2014       641    $10.68867 to  $16.54245 $  7,392   0.00%    0.65%  to   2.50%    0.65% to    2.56%
December 31, 2013     1,157    $ 9.68864 to  $16.17098 $ 13,024   0.00%    0.65%  to   2.75%   44.16% to   47.27%
December 31, 2012     1,032    $ 6.72060 to  $11.00789 $  7,983   0.00%    0.65%  to   2.75%   19.56% to   22.15%
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800   0.00%    0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269   0.00%    0.65%  to   2.75%   -9.10% to   -7.14%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,217    $ 4.99374 to  $ 8.58893 $ 15,781   0.00%    0.65%  to   2.75%  -25.96% to  -24.36%
December 31, 2013     2,771    $ 6.74500 to  $11.38383 $ 25,863   0.00%    0.65%  to   2.75%  -39.65% to  -38.35%
December 31, 2012     3,517    $11.17737 to  $18.51153 $ 53,301   0.00%    0.65%  to   2.75%  -16.90% to  -15.10%
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281   0.00%    0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602   0.00%    0.65%  to   2.75%   29.28% to   32.07%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,099    $16.56468 to  $27.25269 $ 23,083   0.00%    0.65%  to   2.65%    3.09% to    5.20%
December 31, 2013     1,576    $15.92425 to  $25.97017 $ 31,497   0.00%    0.65%  to   3.05%   26.55% to   29.68%
December 31, 2012     1,815    $12.54492 to  $20.07739 $ 28,057   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800   0.00%    0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920   0.00%    0.65%  to   3.05%   24.50% to   27.58%

                                                   PROFUND VP MID-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2014       802    $19.08698 to  $28.75973 $ 17,299   0.12%    0.65%  to   2.50%    7.43% to    9.47%
December 31, 2013     1,339    $14.31905 to  $26.33828 $ 26,369   0.37%    0.65%  to   2.75%   28.53% to   31.30%
December 31, 2012     1,520    $11.14090 to  $20.11028 $ 22,992   0.15%    0.65%  to   2.75%   13.35% to   15.81%
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $ 25,104   0.17%    0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $ 28,287   0.59%    0.65%  to   2.75%   17.14% to   19.67%

                                                  PROFUND VP PHARMACEUTICALS
                   -------------------------------------------------------------------------------------------
December 31, 2014       717    $14.31041 to  $24.20698 $ 10,882   0.86%    0.65%  to   2.65%   16.20% to   18.58%
December 31, 2013       616    $12.19047 to  $20.70499 $  7,906   1.94%    0.65%  to   2.65%   28.14% to   30.77%
December 31, 2012       713    $ 9.41676 to  $16.05920 $  7,029   1.34%    0.65%  to   2.65%    8.88% to   11.13%
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $ 12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $  5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%

                                                    PROFUND VP REAL ESTATE
                   -------------------------------------------------------------------------------------------
December 31, 2014       691    $13.34780 to  $27.59787 $ 16,399   1.64%    0.65%  to   3.05%   21.21% to   24.20%
December 31, 2013       690    $10.97849 to  $22.21991 $ 13,090   1.28%    0.65%  to   3.05%   -2.96% to   -0.56%
December 31, 2012       869    $11.27854 to  $22.34453 $ 16,660   2.35%    0.65%  to   3.05%   13.59% to   16.41%
December 31, 2011       759    $ 9.89831 to  $19.19485 $ 12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $ 16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   -------------------------------------------------------------------------------------------
December 31, 2014     6,710    $ 1.75517 to  $ 3.65949 $ 12,483   0.00%    0.65%  to   3.05%  -32.39% to  -30.71%
December 31, 2013     6,725    $ 2.55893 to  $ 5.35722 $ 18,221   0.00%    0.65%  to   3.05%   12.93% to   15.72%
December 31, 2012     3,764    $ 2.23383 to  $ 4.69566 $  9,052   0.00%    0.65%  to   3.05%   -9.78% to   -7.54%
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $ 12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $ 34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%

                                                    PROFUND VP NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,971    $11.16877 to  $31.87144 $ 30,972   0.00%    0.65%  to   2.50%   14.08% to   16.25%
December 31, 2013     2,274    $ 9.68106 to  $27.48656 $ 30,452   0.00%    0.65%  to   2.50%   30.92% to   33.40%
December 31, 2012     2,193    $ 7.31221 to  $20.65639 $ 22,815   0.00%    0.65%  to   2.50%   13.32% to   15.47%
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $ 25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $ 38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%

                                                   PROFUND VP SEMICONDUCTOR
                   -------------------------------------------------------------------------------------------
December 31, 2014       328    $10.01645 to  $16.30916 $  3,404   0.14%    0.65%  to   1.90%   31.97% to   33.66%
December 31, 2013       143    $ 7.57041 to  $12.35786 $  1,120   0.57%    0.65%  to   1.90%   30.94% to   32.61%
December 31, 2012       176    $ 5.76682 to  $ 9.83468 $  1,045   0.33%    0.65%  to   1.90%   -5.99% to   -4.79%
December 31, 2011       246    $ 6.11890 to  $10.41920 $  1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $  2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%

                                      A87

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,015    $15.79831 to  $29.77513 $23,075   0.00%    0.65%  to   3.05%   -0.94% to    1.51%
December 31, 2013     1,972    $15.89961 to  $29.40650 $44,117   0.00%    0.65%  to   3.05%   36.15% to   39.51%
December 31, 2012     1,306    $11.64237 to  $21.13125 $20,944   0.00%    0.65%  to   3.05%    9.04% to   11.75%
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2014       249    $ 2.06984 to  $ 2.29291 $   527   0.00%    0.65%  to   1.65%  -13.89% to  -13.01%
December 31, 2013       173    $ 2.40360 to  $ 2.63579 $   423   0.00%    0.65%  to   1.65%  -28.89% to  -28.17%
December 31, 2012       298    $ 3.38019 to  $ 3.66941 $ 1,043   0.00%    0.65%  to   1.65%  -20.29% to  -19.48%
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2014       832    $ 1.09461 to  $ 2.08785 $ 1,065   0.00%    0.65%  to   2.45%  -21.36% to  -19.91%
December 31, 2013       998    $ 1.39116 to  $ 2.64409 $ 1,635   0.00%    0.65%  to   2.45%  -31.13% to  -29.86%
December 31, 2012     1,644    $ 2.01909 to  $ 3.82383 $ 3,831   0.00%    0.65%  to   2.50%  -20.83% to  -19.32%
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%

                                                 PROFUND VP SHORT SMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2014       339    $ 1.98216 to  $ 2.19578 $   688   0.00%    0.65%  to   1.65%  -10.73% to   -9.82%
December 31, 2013       244    $ 2.16944 to  $ 2.43499 $   549   0.00%    0.65%  to   1.90%  -32.56% to  -31.70%
December 31, 2012       779    $ 3.21681 to  $ 3.56496 $ 2,657   0.00%    0.65%  to   1.90%  -20.51% to  -19.49%
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $ 4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $ 3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%

                                                 PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2014       702    $14.46006 to  $27.62906 $13,800   0.00%    0.65%  to   2.75%    2.90% to    5.13%
December 31, 2013     1,227    $14.05201 to  $26.34809 $23,255   0.22%    0.65%  to   3.05%   33.48% to   36.78%
December 31, 2012     1,279    $10.49501 to  $19.31173 $17,613   0.00%    0.65%  to   3.05%   12.61% to   15.40%
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%

                                                    PROFUND VP TECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2014       592    $ 8.49662 to  $22.56441 $ 6,252   0.00%    0.65%  to   1.90%   15.87% to   17.35%
December 31, 2013       596    $ 7.29569 to  $20.75015 $ 5,374   0.00%    0.65%  to   1.90%   22.82% to   24.38%
December 31, 2012       816    $ 5.91023 to  $15.72774 $ 6,099   0.00%    0.65%  to   1.90%    8.21% to    9.59%
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%

                                                PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------------
December 31, 2014       627    $ 6.43497 to  $15.78788 $ 6,332   3.61%    0.65%  to   3.05%   -2.50% to   -0.09%
December 31, 2013       696    $ 6.48963 to  $16.08519 $ 7,143   3.34%    0.65%  to   3.05%    8.65% to   11.34%
December 31, 2012     1,024    $ 5.87296 to  $14.58634 $ 9,765   2.70%    0.65%  to   3.05%   12.96% to   15.76%
December 31, 2011       897    $ 5.11203 to  $12.72244 $ 7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%

                                                   PROFUND VP ULTRAMID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2014       845    $25.50653 to  $48.71411 $23,523   0.00%    0.65%  to   2.50%   12.46% to   14.59%
December 31, 2013       821    $22.48468 to  $42.30267 $21,008   0.00%    0.65%  to   2.50%   66.35% to   69.50%
December 31, 2012     1,147    $13.39974 to  $25.80111 $17,481   0.00%    0.65%  to   2.50%   29.17% to   31.63%
December 31, 2011     1,282    $10.28371 to  $19.88226 $14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%

                                                 PROFUND VP ULTRANASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2014     8,527    $ 2.57880 to  $60.90415 $42,099   0.00%    0.65%  to   1.90%   33.26% to   34.96%
December 31, 2013     9,661    $ 1.92242 to  $45.24276 $36,426   0.00%    0.65%  to   1.90%   75.65% to   77.88%
December 31, 2012     9,648    $ 1.08727 to  $25.49858 $20,012   0.00%    0.65%  to   1.90%   31.21% to   32.88%
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%

                                      A88

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP ULTRASMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2014       561    $16.59306 to  $37.03490 $10,466   0.00%    0.65%  to   1.90%    3.38% to    4.69%
December 31, 2013       745    $15.96970 to  $35.46351 $13,363   0.00%    0.65%  to   1.90%   83.12% to   85.45%
December 31, 2012       882    $ 8.67698 to  $19.17159 $ 8,671   0.00%    0.65%  to   1.90%   27.05% to   28.67%
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $ 8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%

                                                    PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,720    $15.57374 to  $29.83533 $33,522   1.70%    0.65%  to   3.05%   22.05% to   25.07%
December 31, 2013     1,484    $12.72111 to  $23.91587 $23,563   2.86%    0.65%  to   3.05%    9.86% to   12.58%
December 31, 2012     1,647    $11.54386 to  $21.29761 $23,443   2.48%    0.65%  to   3.05%   -2.92% to   -0.51%
December 31, 2011     2,537    $11.75730 to  $21.46105 $36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%

                                                 PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2014     2,196    $14.89691 to  $23.44671 $37,627   0.10%    0.65%  to   2.65%    9.94% to   12.19%
December 31, 2013     1,897    $13.42825 to  $20.98293 $29,303   0.33%    0.65%  to   2.75%   27.07% to   29.82%
December 31, 2012     1,861    $10.56723 to  $16.22893 $22,220   0.09%    0.65%  to   2.75%    9.61% to   11.98%
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%

                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,950    $12.53158 to  $22.39165 $28,107   0.62%    0.65%  to   2.65%    7.55% to    9.76%
December 31, 2013     1,195    $11.54696 to  $20.48367 $15,875   0.99%    0.65%  to   3.05%   25.93% to   29.05%
December 31, 2012     1,829    $ 9.14091 to  $15.93700 $18,800   0.83%    0.65%  to   3.05%   11.89% to   14.67%
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%

                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2014       159    $10.83692 to  $12.20300 $ 1,746   0.09%    0.65%  to   1.40%   16.93% to   17.82%
December 31, 2013       187    $ 9.26815 to  $10.35776 $ 1,750   0.10%    0.65%  to   1.40%   46.90% to   48.02%
December 31, 2012       224    $ 6.30896 to  $ 6.99741 $ 1,425   0.00%    0.65%  to   1.40%   20.53% to   21.45%
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2014       738    $ 9.20732 to  $30.30805 $ 9,894   0.00%    0.65%  to   1.65%   15.51% to   16.68%
December 31, 2013       843    $ 7.93890 to  $26.23872 $ 9,758   0.00%    0.65%  to   1.65%   32.40% to   33.74%
December 31, 2012       983    $ 5.97189 to  $19.81775 $ 8,572   0.00%    0.65%  to   1.65%   14.84% to   16.01%
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2014        13    $ 2.09535 to  $ 3.27904 $    39   0.00%    1.00%  to   1.65%  -15.87% to  -15.31%
December 31, 2013        13    $ 2.49053 to  $ 3.87189 $    47   0.00%    1.00%  to   1.65%  -27.73% to  -27.25%
December 31, 2012        20    $ 3.44615 to  $ 5.32237 $   100   0.00%    1.00%  to   1.65%  -18.35% to  -17.81%
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%

                                       INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
                   ------------------------------------------------------------------------------------------
December 31, 2014     1,946    $20.55531 to  $31.50696 $52,380   0.00%    0.65%  to   3.05%   16.02% to   18.89%
December 31, 2013     1,950    $17.66225 to  $26.50075 $44,462   0.70%    0.65%  to   3.05%   36.26% to   39.63%
December 31, 2012     1,977    $12.92230 to  $18.97945 $32,463   0.00%    0.65%  to   3.05%   17.20% to   20.11%
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%

                                           INVESCO V.I. TECHNOLOGY FUND - SERIES I
                   ------------------------------------------------------------------------------------------
December 31, 2014     2,382    $ 5.53758 to  $21.40148 $21,265   0.00%    0.65%  to   1.90%    8.94% to   10.33%
December 31, 2013     2,674    $ 5.04966 to  $19.64487 $21,779   0.00%    0.65%  to   1.90%   22.77% to   24.33%
December 31, 2012     3,100    $ 4.08609 to  $16.00172 $20,463   0.00%    0.65%  to   1.90%    9.16% to   10.56%
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%

                                      A89

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                 WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2014        707   $17.87129 to  $39.22449 $   27,690   1.52%    1.25%  to   2.25%    0.00% to   16.41%
December 31, 2013        803   $15.48609 to  $33.69652 $   26,977   1.63%    1.40%  to   2.25%   16.94% to   17.96%
December 31, 2012        910   $13.24278 to  $28.56693 $   25,939   1.44%    1.40%  to   2.25%   10.49% to   11.45%
December 31, 2011      1,036   $11.98600 to  $25.63242 $   26,487   3.02%    1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010      1,250   $11.51455 to  $24.41236 $   30,449   1.76%    1.25%  to   2.25%   10.74% to   11.88%

                                  WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2014         61   $ 8.33290 to  $14.18592 $      510   2.70%    1.40%  to   2.15%   -7.39% to   -6.68%
December 31, 2013         72   $ 8.92926 to  $15.23993 $      642   2.09%    1.40%  to   2.15%   16.95% to   17.85%
December 31, 2012         83   $ 7.57687 to  $12.96464 $      633   1.34%    1.40%  to   2.15%   11.04% to   11.89%
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679   0.10%    1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883   0.63%    1.40%  to   2.15%   12.48% to   13.34%

                                    WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2014         81   $19.93529 to  $32.95146 $    1,620   0.00%    1.40%  to   1.65%   -3.50% to   -3.25%
December 31, 2013         96   $20.60536 to  $34.14555 $    1,980   0.00%    1.40%  to   1.90%   47.38% to   48.13%
December 31, 2012        110   $13.91046 to  $23.10986 $    1,544   0.00%    1.40%  to   1.90%    5.82% to    6.36%
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708   0.00%    1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273   0.00%    1.40%  to   1.90%   24.37% to   25.00%

                                   WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2014        180   $13.35000 to  $18.94075 $    3,403   1.36%    1.25%  to   2.25%    3.21% to    4.27%
December 31, 2013        205   $12.93456 to  $18.19316 $    3,733   1.24%    1.40%  to   2.25%   -4.63% to   -3.80%
December 31, 2012        264   $13.56222 to  $18.91162 $    4,988   1.45%    1.40%  to   2.25%    3.71% to    4.61%
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324   2.68%    1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105   3.39%    1.40%  to   2.25%    4.62% to    5.53%

                                             AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    113,449   $10.65721 to  $17.32775 $1,364,995   0.00%    0.65%  to   3.05%    0.01% to    2.48%
December 31, 2013    129,733   $10.65116 to  $16.97657 $1,537,832   0.00%    0.65%  to   3.05%   11.26% to   14.01%
December 31, 2012    138,334   $ 9.56815 to  $14.95001 $1,453,040   1.98%    0.65%  to   3.05%    7.25% to    9.92%
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670   1.74%    0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836   1.62%    0.65%  to   3.05%   10.88% to   13.62%

                                           AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    185,765   $10.90898 to  $18.70350 $2,292,579   0.00%    0.65%  to   3.05%    5.87% to    8.49%
December 31, 2013    192,674   $10.28211 to  $17.30987 $2,213,547   0.00%    0.65%  to   3.05%   13.46% to   16.27%
December 31, 2012    201,472   $ 9.04492 to  $14.94838 $2,010,957   1.37%    0.65%  to   3.05%    9.47% to   12.19%
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213   1.14%    0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432   0.95%    0.65%  to   3.05%   15.39% to   18.25%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014    140,666   $12.44374 to  $18.97129 $2,024,233   0.00%    0.65%  to   3.05%    2.87% to    5.42%
December 31, 2013    151,296   $12.07140 to  $18.06896 $2,087,639   0.00%    0.65%  to   3.05%   13.00% to   15.80%
December 31, 2012    153,034   $10.66044 to  $15.66679 $1,842,575   1.37%    0.65%  to   3.05%   10.18% to   12.91%
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265   1.01%    0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266   1.09%    0.65%  to   3.05%   10.24% to   12.97%

                                              AST INVESTMENT GRADE BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2014     41,949   $13.46048 to  $16.33371 $  633,173   0.00%    0.65%  to   2.45%    4.11% to    6.04%
December 31, 2013     45,339   $12.92850 to  $15.40398 $  652,505   0.00%    0.65%  to   2.45%   -5.55% to   -3.81%
December 31, 2012    141,377   $13.68874 to  $16.01440 $2,141,323   1.27%    0.65%  to   2.45%    6.72% to    8.69%
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061   1.66%    0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629   6.34%    0.65%  to   2.45%    8.10% to   10.09%

                                                    AST BOND PORTFOLIO 2015
                   ---------------------------------------------------------------------------------------------
December 31, 2014      2,817   $11.46522 to  $12.74487 $   33,450   0.00%    1.00%  to   2.60%   -2.71% to   -1.11%
December 31, 2013      3,422   $11.77231 to  $12.88732 $   41,496   0.00%    1.00%  to   2.60%   -2.92% to   -1.33%
December 31, 2012      6,731   $12.11426 to  $13.06095 $   83,658   2.39%    1.00%  to   2.60%    0.34% to    1.99%
December 31, 2011      9,373   $12.06116 to  $12.80646 $  115,391   1.55%    1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010     11,356   $10.77664 to  $12.15736 $  134,080   0.93%    1.00%  to   2.60%    6.54% to    8.29%

                                      A90

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                   AST BOND PORTFOLIO 2018
                   -------------------------------------------------------------------------------------------
December 31, 2014     5,596    $10.92698 to  $14.23827 $ 73,255   0.00%    1.00%  to   3.05%   -0.47% to    1.64%
December 31, 2013     9,502    $10.97843 to  $14.00904 $123,363   0.00%    1.00%  to   3.05%   -6.10% to   -4.11%
December 31, 2012    23,639    $11.69126 to  $14.64582 $324,341   0.49%    1.00%  to   3.05%    2.49% to    4.66%
December 31, 2011    36,607    $11.40768 to  $14.10092 $486,106   0.38%    1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010     6,821    $11.87154 to  $12.44316 $ 82,239   0.92%    1.00%  to   2.60%    8.30% to   10.07%

                                                   AST BOND PORTFOLIO 2019
                   -------------------------------------------------------------------------------------------
December 31, 2014     4,465    $11.05193 to  $14.37659 $ 59,083   0.00%    1.00%  to   3.05%    1.08% to    3.22%
December 31, 2013     7,280    $ 10.9333 to  $13.92798 $ 94,194   0.00%    1.00%  to   3.05%   -7.73% to   -5.78%
December 31, 2012    11,940    $11.84987 to  $14.81902 $166,500   0.91%    1.00%  to   3.05%    2.62% to    4.80%
December 31, 2011     3,345    $11.67421 to  $14.10576 $ 45,275   0.92%    1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010     6,124    $10.26888 to  $12.31403 $ 72,976   0.76%    1.00%  to   3.05%    7.97% to   10.25%

                                               AST GLOBAL REAL ESTATE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014     3,551    $11.96023 to  $22.90195 $ 47,309   0.00%    0.65%  to   3.05%   10.45% to   13.18%
December 31, 2013     3,762    $10.79529 to  $20.31631 $ 44,915   0.00%    0.65%  to   3.05%    1.16% to    3.67%
December 31, 2012     3,715    $10.63809 to  $19.67649 $ 43,049   1.44%    0.65%  to   3.05%   22.93% to   25.98%
December 31, 2011     2,477    $ 8.62695 to  $15.68204 $ 23,007   2.40%    0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010     4,177    $ 9.34126 to  $16.68933 $ 41,195   1.44%    0.65%  to   3.05%   16.54% to   19.42%

                                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014    13,467    $ 8.57855 to  $15.52124 $128,435   0.00%    0.65%  to   3.05%   -7.59% to   -5.30%
December 31, 2013    14,305    $ 9.25458 to  $16.45656 $145,298   0.00%    0.65%  to   3.05%   -2.83% to   -0.43%
December 31, 2012    13,403    $ 9.45164 to  $16.59416 $137,728   1.11%    0.65%  to   3.05%   14.33% to   17.16%
December 31, 2011    11,537    $ 8.25024 to  $14.22060 $102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010    19,650    $10.67821 to  $18.02538 $221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%

                                                   AST BOND PORTFOLIO 2016
                   -------------------------------------------------------------------------------------------
December 31, 2014       908    $10.27330 to  $11.15760 $  9,633   0.00%    1.00%  to   3.05%   -2.60% to   -0.54%
December 31, 2013     1,397    $10.49912 to  $11.38997 $ 15,027   0.00%    1.00%  to   3.05%   -3.72% to   -1.68%
December 31, 2012     4,458    $10.85405 to  $11.58470 $ 49,328   0.36%    1.00%  to   3.05%    0.98% to    3.12%
December 31, 2011     9,660    $10.69872 to  $11.23403 $104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010     4,241    $10.01804 to  $10.40895 $ 42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%

                                                   AST BOND PORTFOLIO 2020
                   -------------------------------------------------------------------------------------------
December 31, 2014    12,075    $10.70203 to  $11.80106 $133,908   0.00%    1.00%  to   3.05%    2.92% to    5.10%
December 31, 2013    19,043    $10.35016 to  $11.22861 $203,082   0.00%    1.00%  to   3.05%   -9.37% to   -7.45%
December 31, 2012       250    $11.25102 to  $12.13249 $  2,912   1.74%    1.00%  to   3.05%    3.07% to    5.26%
December 31, 2011     1,825    $10.89328 to  $11.75025 $ 20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010     8,914    $ 9.44753 to  $10.11830 $ 85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%

                                        AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,881    $15.46894 to  $17.53683 $ 31,414   0.00%    0.65%  to   3.05%    6.90% to    9.55%
December 31, 2013     1,854    $14.47015 to  $16.00819 $ 28,483   0.00%    0.65%  to   3.05%   27.42% to   30.57%
December 31, 2012     1,483    $11.35602 to  $12.25980 $ 17,595   0.48%    0.65%  to   3.05%    9.77% to   12.50%
December 31, 2011     1,306    $10.34493 to  $10.89775 $ 13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010     1,498    $11.33555 to  $11.65322 $ 17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%

                                           AST JENNISON LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,432    $16.97273 to  $19.24099 $ 44,600   0.00%    0.65%  to   3.05%    6.16% to    8.79%
December 31, 2013     2,184    $15.98715 to  $17.68598 $ 37,119   0.00%    0.65%  to   3.05%   32.33% to   35.61%
December 31, 2012     1,968    $12.08098 to  $13.04213 $ 24,865   0.00%    0.65%  to   3.05%   11.67% to   14.44%
December 31, 2011     1,294    $10.81864 to  $11.39664 $ 14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010       986    $11.08508 to  $11.39576 $ 11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%

                                     AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,368    $10.92179 to  $11.97367 $ 26,982   0.00%    1.00%  to   3.05%   -1.66% to    0.42%
December 31, 2013     4,394    $11.10668 to  $12.07586 $ 50,461   0.00%    1.00%  to   3.05%   -5.05% to   -3.04%
December 31, 2012    14,408    $11.69682 to  $12.45405 $173,061   0.51%    1.00%  to   3.05%    1.91% to    4.07%
December 31, 2011    26,813    $11.47779 to  $11.96728 $313,345   0.38%    1.00%  to   3.05%    8.02% to   10.29%
December 31, 2010    15,542    $10.62584 to  $10.82309 $166,786   0.00%    1.25%  to   3.05%    6.26% to    8.23%

                                      A91

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                     AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014    11,893    $12.35365 to  $13.71561 $153,972   0.00%    1.00%  to   3.05%    4.40% to    6.60%
December 31, 2013     1,729    $11.83332 to  $12.73650 $ 21,180   0.00%    1.25%  to   3.05%   -9.84% to   -8.16%
December 31, 2012    11,983    $13.12442 to  $13.97410 $161,533   0.71%    1.00%  to   3.05%    3.53% to    5.73%
December 31, 2011    29,917    $12.67668 to  $13.21731 $386,214   0.11%    1.00%  to   3.05%   16.64% to   19.10%
December 31, 2010    12,100    $10.86825 to  $11.09795 $132,969   0.00%    1.00%  to   3.05%    8.68% to   10.98%

                      WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014       922    $13.74321 to  $30.35229 $ 16,606   0.77%    0.65%  to   3.05%    6.95% to    9.59%
December 31, 2013     1,104    $12.79763 to  $27.69524 $ 18,205   1.04%    0.65%  to   3.05%   26.33% to   29.46%
December 31, 2012     1,180    $10.08864 to  $21.39358 $ 15,109   1.33%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2011     1,327    $ 8.61400 to  $18.02462 $ 14,246   0.53%    0.65%  to   3.05%   -5.13% to   -2.79%
December 31, 2010     1,675    $ 9.05206 to  $18.54172 $ 18,922   0.00%    0.65%  to   3.05%   15.74% to   17.05%

                        WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014       142    $18.57238 to  $19.08493 $  2,705   0.00%    1.40%  to   2.00%    1.79% to    2.41%
December 31, 2013       191    $18.24638 to  $18.63577 $  3,550   0.13%    1.40%  to   2.00%   37.09% to   37.92%
December 31, 2012       217    $13.31019 to  $13.51167 $  2,925   0.00%    1.40%  to   2.00%   17.98% to   18.70%
December 31, 2011       242    $11.28193 to  $11.38291 $  2,757   0.00%    1.40%  to   2.00%   -7.43% to   -6.86%
December 31, 2010       290    $12.18704 to  $12.22148 $  3,549   0.00%    1.40%  to   2.00%   25.73% to   26.08%

                      WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014        73    $13.96531 to  $14.28555 $  1,045   0.63%    1.40%  to   1.90%    2.64% to    3.17%
December 31, 2013        90    $13.60565 to  $13.84698 $  1,240   0.93%    1.40%  to   1.90%   12.85% to   13.42%
December 31, 2012        97    $12.05687 to  $12.20861 $  1,190   1.15%    1.40%  to   1.90%   12.16% to   12.73%
December 31, 2011       130    $10.74994 to  $10.83003 $  1,408   0.89%    1.40%  to   1.90%   -8.82% to   -8.36%
December 31, 2010       160    $11.78970 to  $11.81747 $  1,896   0.00%    1.40%  to   1.90%   21.74% to   22.02%

                        WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,137    $16.14756 to  $33.46548 $ 23,913   0.00%    0.65%  to   2.75%    1.23% to    3.41%
December 31, 2013     1,401    $15.73369 to  $32.44321 $ 28,919   0.40%    0.65%  to   2.75%   36.36% to   39.31%
December 31, 2012     1,653    $11.38028 to  $23.34812 $ 24,608   0.00%    0.65%  to   2.75%   17.43% to   19.97%
December 31, 2011     1,761    $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%  to   2.75%   -7.96% to   -5.97%
December 31, 2010     1,861    $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%  to   3.05%   25.29% to   26.70%

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014       823    $16.68557 to  $18.35443 $ 14,575   0.00%    0.65%  to   2.75%   -4.38% to   -2.31%
December 31, 2013     1,039    $17.44975 to  $18.78899 $ 18,950   0.00%    0.65%  to   2.75%   46.42% to   49.58%
December 31, 2012     1,068    $11.91770 to  $12.56149 $ 13,139   0.00%    0.65%  to   2.75%    5.13% to    7.41%
December 31, 2011     1,326    $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%  to   2.75%   -6.97% to   -4.96%
December 31, 2010     1,993    $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%  to   2.75%   27.02% to   28.27%

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2014       936    $10.73069 to  $18.10364 $ 15,375   2.97%    0.65%  to   2.75%   -7.90% to   -5.92%
December 31, 2013     1,152    $11.65175 to  $19.48720 $ 20,288   2.27%    0.65%  to   2.75%   16.64% to   19.16%
December 31, 2012     1,410    $ 9.98939 to  $16.56227 $ 20,976   1.60%    0.65%  to   2.75%   10.55% to   12.94%
December 31, 2011     1,696    $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%  to   3.05%  -15.45% to  -13.36%
December 31, 2010     2,222    $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%  to   2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,709    $11.40245 to  $12.39765 $ 20,257   0.00%    1.00%  to   3.05%    7.00% to    9.27%
December 31, 2013     2,923    $10.65620 to  $11.34626 $ 32,049   0.00%    1.00%  to   3.05%  -12.50% to  -10.65%
December 31, 2012    24,062    $12.17835 to  $12.69832 $298,808   0.03%    1.00%  to   3.05%    2.61% to    4.79%
December 31, 2011    19,367    $11.86808 to  $12.11811 $232,181   0.00%    1.00%  to   3.05%   18.68% to   21.18%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2014     8,528    $11.98312 to  $12.96155 $107,310   0.00%    0.65%  to   2.75%    3.57% to    5.81%
December 31, 2013     5,962    $11.56990 to  $12.24997 $ 71,399   0.00%    0.65%  to   2.75%   19.03% to   21.60%
December 31, 2012     1,077    $ 9.71986 to  $10.07382 $ 10,665   0.04%    0.65%  to   2.75%   10.04% to   12.42%
December 31, 2011       402    $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                                      A92

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                              AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014     12,641   $10.76426 to  $11.77602 $  142,913   0.00%    0.65%  to   3.05%    1.70% to    4.21%
December 31, 2013     13,016   $10.58473 to  $11.29992 $  142,642   0.00%    0.65%  to   3.05%    7.47% to   10.13%
December 31, 2012     10,251   $ 9.84874 to  $10.26034 $  103,152   0.46%    0.65%  to   3.05%    8.48% to   11.17%
December 31, 2011      6,081   $ 9.09799 to  $ 9.22952 $   55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                          INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014      1,754   $14.44944 to  $15.80810 $   26,902   1.64%    0.65%  to   3.05%    9.39% to   12.09%
December 31, 2013      1,866   $13.20940 to  $14.10256 $   25,709   2.56%    0.65%  to   3.05%   27.04% to   30.18%
December 31, 2012      1,555   $10.39765 to  $10.83280 $   16,595   2.17%    0.65%  to   3.05%   15.10% to   17.95%
December 31, 2011      1,357   $ 9.03387 to  $ 9.18409 $   12,385   0.00%    0.65%  to   3.05%   -9.59% to   -8.10%

                   COLUMBIA VARIABLE PORTFOLIO - U.S. GOVERNMENT MORTGAGE FUND - CLASS 1 (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014         71   $10.28790 to  $10.28790 $      735   1.89%    1.00%  to   1.00%    4.86% to    4.86%
December 31, 2013         77   $ 9.81132 to  $ 9.81132 $      755   0.74%    1.00%  to   1.00%   -2.81% to   -2.81%
December 31, 2012        104   $10.09513 to  $10.09513 $    1,051   1.10%    1.00%  to   1.00%    0.67% to    0.67%
December 31, 2011        123   $10.02837 to  $10.02837 $    1,236   0.00%    1.00%  to   1.00%    0.29% to    0.29%

                    COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND - CLASS 1 (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014        327   $15.07343 to  $15.21388 $    4,975   0.00%    1.00%  to   1.25%   12.75% to   13.03%
December 31, 2013        372   $13.36900 to  $13.45954 $    5,013   0.00%    1.00%  to   1.25%   28.81% to   29.14%
December 31, 2012        428   $10.37878 to  $10.42277 $    4,459   0.00%    1.00%  to   1.25%   18.77% to   19.07%
December 31, 2011        475   $ 8.73885 to  $ 8.75374 $    4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014        183   $17.10098 to  $17.24717 $    3,151   0.30%    1.40%  to   1.65%    8.87% to    9.15%
December 31, 2013        221   $15.70707 to  $15.80111 $    3,497   0.44%    1.40%  to   1.65%   28.83% to   29.16%
December 31, 2012        257   $12.19196 to  $12.23385 $    3,145   0.56%    1.40%  to   1.65%   13.89% to   14.18%
December 31, 2011        333   $10.70517 to  $10.71464 $    3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014        361   $17.10117 to  $17.10117 $    6,173   0.06%    1.40%  to   1.40%    8.88% to    8.88%
December 31, 2013        413   $15.61336 to  $15.70674 $    6,489   0.20%    1.40%  to   1.65%   28.52% to   28.85%
December 31, 2012        512   $12.08988 to  $12.19003 $    6,241   0.09%    1.40%  to   2.00%   13.21% to   13.90%
December 31, 2011        606   $10.67956 to  $10.70235 $    6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                                AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014      4,726   $10.15840 to  $10.97842 $   50,131   0.00%    0.65%  to   3.05%    2.83% to    5.37%
December 31, 2013      2,645   $ 9.87920 to  $10.41874 $   26,946   0.00%    0.65%  to   3.05%   -5.29% to   -2.95%
December 31, 2012      3,099   $10.43128 to  $10.73524 $   32,871   0.22%    0.65%  to   3.05%    3.84% to    6.41%
December 31, 2011      1,604   $10.04576 to  $10.08823 $   16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                             AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2014      2,860   $ 9.80844 to  $10.60008 $   29,410   0.00%    0.65%  to   3.05%    1.94% to    4.47%
December 31, 2013      1,890   $ 9.62133 to  $10.14687 $   18,754   0.00%    0.65%  to   3.05%   -5.80% to   -3.46%
December 31, 2012      2,308   $10.21334 to  $10.51107 $   23,951   0.28%    0.65%  to   3.05%    1.67% to    4.19%
December 31, 2011        804   $10.05571 to  $10.07956 $    8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                      AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 03, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2014     13,499   $ 9.75885 to  $10.39161 $  135,589   0.00%    1.00%  to   3.05%    9.18% to   11.49%
December 31, 2013     38,571   $ 8.93791 to  $ 9.32044 $  351,591   0.00%    1.00%  to   3.05%  -12.94% to  -11.10%
December 31, 2012     10,249   $10.26629 to  $10.48379 $  106,291   0.00%    1.00%  to   3.05%    2.66% to    4.84%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2014    102,029   $12.84931 to  $13.71846 $1,362,316   0.00%    0.65%  to   3.05%    0.03% to    2.51%
December 31, 2013    111,942   $12.84533 to  $13.38293 $1,472,673   0.00%    0.65%  to   3.05%   20.68% to   23.66%
December 31, 2012    111,155   $10.64433 to  $10.82218 $1,194,526   0.00%    0.65%  to   3.05%    6.47% to    8.23%

                            AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2014     16,748   $12.01464 to  $12.82758 $  209,316   0.00%    0.65%  to   3.05%    1.93% to    4.45%
December 31, 2013     19,341   $11.78687 to  $12.28049 $  233,646   0.00%    0.65%  to   3.05%   15.29% to   18.14%
December 31, 2012     18,367   $10.22384 to  $10.39473 $  189,664   1.26%    0.65%  to   3.05%    2.26% to    3.95%

                                      A93

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                        AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2014       113    $ 9.33099 to  $ 9.58076 $  1,074   0.00%    0.65%  to   1.75%   -0.42% to    0.70%
December 31, 2013        88    $ 9.35071 to  $ 9.51458 $    829   0.00%    0.65%  to   1.90%   -9.88% to   -8.73%
December 31, 2012       135    $10.38171 to  $10.42474 $  1,403   0.00%    0.65%  to   1.75%    3.83% to    4.25%

                                AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,634    $14.23729 to  $14.97664 $ 23,910   0.00%    0.65%  to   2.75%    7.19% to    9.50%
December 31, 2013     1,340    $13.28266 to  $13.67722 $ 18,078   0.00%    0.65%  to   2.75%   30.81% to   33.63%
December 31, 2012        85    $10.16395 to  $10.23520 $    867   0.00%    0.65%  to   2.50%    1.66% to    2.36%

                            INVESCO V.I. MID CAP GROWTH FUND - SERIES I (AVAILABLE APRIL 27, 2012)
                   -------------------------------------------------------------------------------------------
December 31, 2014     1,055    $13.45608 to  $14.36743 $ 14,848   0.00%    0.65%  to   3.05%    4.74% to    7.33%
December 31, 2013     1,531    $12.84698 to  $13.38563 $ 20,223   0.38%    0.65%  to   3.05%   32.84% to   36.12%
December 31, 2012     1,265    $ 9.67111 to  $ 9.83336 $ 12,370   0.00%    0.65%  to   3.05%   -3.77% to   -2.16%

                                     AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014    14,539    $ 9.59655 to  $10.00685 $142,402   0.00%    1.00%  to   3.05%   11.10% to   13.45%
December 31, 2013    21,445    $ 8.63809 to  $ 8.82085 $187,158   0.00%    1.00%  to   3.05%  -13.62% to  -11.79%

                           AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014       220    $ 9.57322 to  $ 9.80073 $  2,138   0.00%    0.65%  to   1.90%   -4.97% to   -3.76%
December 31, 2013       122    $10.07351 to  $10.18312 $  1,236   0.00%    0.65%  to   1.90%    0.75% to    1.84%

                           AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,139    $12.68979 to  $13.27839 $ 27,908   0.00%    0.65%  to   3.05%   10.14% to   12.87%
December 31, 2013       639    $11.55149 to  $11.76419 $  7,448   0.00%    0.65%  to   2.75%   15.54% to   17.65%

                           AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014        28    $ 9.19385 to  $ 9.38581 $    257   0.00%    0.65%  to   1.75%   -4.17% to   -3.10%
December 31, 2013        27    $ 9.57313 to  $ 9.68591 $    260   0.00%    0.65%  to   2.00%   -4.25% to   -3.14%

                    COLUMBIA VARIABLE PORTFOLIO-CASH MANAGEMENT FUND - CLASS A (AVAILABLE APRIL 26, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014       106    $ 9.79147 to  $ 9.83380 $  1,047   0.01%    1.00%  to   1.25%   -1.25% to   -0.99%
December 31, 2013       131    $ 9.93230 to  $ 9.93230 $  1,296   0.01%    1.00%  to   1.00%   -0.67% to   -0.67%

                    COLUMBIA VARIABLE PORTFOLIO-INCOME OPPORTUNITIES - CLASS A (AVAILABLE APRIL 26, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014        17    $10.39993 to  $10.39993 $    172   0.00%    1.00%  to   1.00%    2.98% to    2.98%
December 31, 2013        17    $10.09916 to  $10.09916 $    172   6.44%    1.00%  to   1.00%    0.78% to    0.78%

                                AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014     2,710    $10.44168 to  $10.88010 $ 28,888   0.00%    0.65%  to   3.05%    0.42% to    2.91%
December 31, 2013     1,937    $10.39803 to  $10.57289 $ 20,314   0.00%    0.65%  to   3.05%    4.01% to    5.73%

                       AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014    16,635    $10.65048 to  $11.09769 $181,072   0.00%    0.65%  to   3.05%   -0.57% to    1.89%
December 31, 2013    11,392    $10.73396 to  $10.89155 $123,095   0.00%    0.65%  to   2.75%    7.36% to    8.92%

                             AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014     5,705    $ 9.81094 to  $10.18769 $ 56,984   0.00%    0.65%  to   2.85%    2.11% to    4.42%
December 31, 2013     4,299    $ 9.61528 to  $ 9.75653 $ 41,599   0.00%    0.65%  to   2.75%   -3.83% to   -2.43%

                                    AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014       241    $12.77579 to  $13.17469 $  3,123   0.00%    0.65%  to   2.45%   10.40% to   12.43%
December 31, 2013       112    $11.58881 to  $11.71778 $  1,301   0.00%    0.65%  to   2.25%   15.91% to   17.18%

                                    AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -------------------------------------------------------------------------------------------
December 31, 2014       172    $13.05407 to  $13.46149 $  2,270   0.00%    0.65%  to   2.45%   12.42% to   14.49%
December 31, 2013        11    $11.62827 to  $11.75760 $    132   0.00%    0.65%  to   2.25%   16.30% to   17.58%

                                     AST BOND PORTFOLIO 2025 (AVAILABLE JANUARY 2, 2014)
                   -------------------------------------------------------------------------------------------
December 31, 2014     6,463    $11.15903 to  $11.39492 $ 72,875   0.00%    1.00%  to   3.05%   11.59% to   13.95%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees

                                      A94
           assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccount invests.

        ** These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2014 or from the effective date of the subaccount through the end of the reporting period.

        CHARGES AND EXPENSES

        The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.

        Each annuity funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account.

        The following Insurance Charge levels apply to each annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+, Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach, APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

                                      A95

        Distribution Charge--The Distribution Charge is deducted by the Account on certain Contracts. The Distribution Charge is intended to compensate the Company for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account. The charge is deducted for the number of years indicated below and then no longer applies.

CHARGE ANNUITY PRODUCT                                                    NAME PERIOD DEDUCTED
------ ---------------                                                    --------------------
0.60%  ASAP III, Stagecoach ASAP III, Optimum Annuity                       Years 1-8 only
1.00%  XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity    Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The Annual Maintenance Fee on certain Contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.

        Premium Taxes--Some states and municipalities impose Premium Taxes, which currently range up to 3.5% on Variable Immediate annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II ("GRO Plus II"), Highest Daily Guaranteed Return Option II ("HD GRO II"). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.

        The Contracts also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option PlusSM ("GRO Plus"), Guaranteed Return Option 2008 ("GRO Plus 2008"), Highest Daily Guaranteed Return Option ("HD GRO") Guaranteed Minimum Withdrawal Benefit ("GMWB"), Guaranteed Minimum Income Benefit ("GMIB"), Lifetime Five Income Benefit ("LT5"), Enhanced Beneficiary Protection Death Benefit ("EBP"), Highest Daily Value Death Benefit ("HDV"), Highest Daily Lifetime Seven ("HD7"), Highest Daily Lifetime Seven with Beneficiary Income Option ("HD7 with BIO"), Highest Daily Lifetime Seven with Lifetime Income Accelerator ("HD7 with LIA"), Spousal Highest Daily Lifetime

                                      A96

        Seven ("SHD7"), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option ("SHD7 with BIO"), Highest Daily Lifetime Seven Plus ("HD7 Plus"), Highest Daily Lifetime Seven Plus with Beneficiary Income Option ("HD7 Plus with BIO"), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator ("HD7 Plus with LIA"), Spousal Highest Daily Lifetime Seven Plus ("SHD7 Plus"), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option ("SHD7 Plus with BIO"), Highest Daily Lifetime Six Plus ("HD6 Plus"), Spousal Highest Daily Lifetime Six Plus ("SHD6 Plus"), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator ("HD6 Plus with LIA"), Highest Anniversary Value Death Benefit ("HAV"), Combination 5% Roll-Up and HAV Death Benefit ("Combo 5%"), and Optional Death Benefits were only available for election at time of Contract issue.

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each subaccount on each valuation day. Each subaccount may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits
               This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 2 Sub-accounts)
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
             Choice 2000 with GMWB, Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 3 Subaccounts)
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 7 Subaccounts)

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
               Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 1 Subaccounts)
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
             with LT5 and either HAV or EBP, AS Cornerstone with HD GRO
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 9 Subaccounts)
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25% Optional
              Benefits
             Defined Investments Annuity - Three 0.25% Optional Benefits
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits
             Credit SIX,
             Optimum Plus - with GMWB
             Choice 2000 - with LT5, HDV and EBP
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO

                                      A99

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------------
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP
             ASAIA w/ Guarantee*
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
              GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
              Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
               *This asset-based charge level was formerly applicable to annuity contracts funded through the
                Account (Class 8 Subaccounts)
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV

                                     A100

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB
             ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV Optimum Plus with HD
              GRO and GMDB Annual Step Up or 5% Roll Up with HAV Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV XTra Credit SIX with HD GRO and EBP and
              HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV

                                     A101

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit
             Six, AS Xtra Credit Six,
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                     A102

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
               Combo 5% or HDV
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

                                     A103

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account.

        Other charges--are various Contract level charges as described in charges and expenses section located above.

                                     A104

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2014, the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2015

                                     A105

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2014 AND 2013

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS

                                                                          Page
                                                                         Number
                                                                         ------

Management's Annual Report on Internal Control Over Financial Reporting     B-2

Statements of Financial Position as of
December 31, 2014 and 2013                                                  B-3

Statements of Operations and Comprehensive Income for the
Years ended December 31, 2014, 2013 and 2012                                B-4

Statements of Equity for the
Years ended December 31, 2014, 2013 and 2012                                B-5

Statements of Cash Flows for the
Years ended December 31, 2014, 2013 and 2012                                B-6

Notes to Financial Statements                                               B-7

Report of Independent Registered Public Accounting Firm                    B-51

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2014, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2014.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 12, 2015

                Prudential Annuities Life Assurance Corporation

                       Statements of Financial Position
   As of December 31, 2014 and December 31, 2013 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                     December 31,   December 31,
                                                                                                         2014           2013
                                                                                                    -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2014: $2,609,253; 2013:
 $3,079,002)                                                                                        $    2,800,593 $    3,264,216
Trading account assets, at fair value                                                                        6,131          6,677
Equity securities, available-for-sale, at fair value (cost, 2014: $14; 2013: $206)                              17            208
Commercial mortgage and other loans, net of valuation allowance                                            422,563        398,991
Policy loans                                                                                                13,355         12,454
Short-term investments                                                                                      57,185        118,188
Other long-term investments                                                                                162,783         60,585
                                                                                                    -------------- --------------
   Total investments                                                                                     3,462,627      3,861,319
                                                                                                    -------------- --------------
Cash and cash equivalents                                                                                      594          1,417
Deferred policy acquisition costs                                                                        1,114,431      1,345,504
Accrued investment income                                                                                   25,008         32,169
Reinsurance recoverables                                                                                 2,996,845        748,690
Value of business acquired                                                                                  39,738         43,500
Deferred sales inducements                                                                                 665,207        809,247
Receivables from parent and affiliates                                                                      60,490         44,643
Other assets                                                                                                 6,193         16,994
Separate account assets                                                                                 44,101,699     46,626,828
                                                                                                    -------------- --------------
   TOTAL ASSETS                                                                                     $   52,472,832 $   53,530,311
                                                                                                    ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                     $    2,633,085 $    3,191,215
Future policy benefits and other policyholder liabilities                                                3,539,521      1,127,342
Payables to parent and affiliates                                                                           71,675        120,452
Cash collateral for loaned securities                                                                        5,285         47,896
Income taxes                                                                                               299,084        358,818
Short-term debt                                                                                             54,354        205,000
Other liabilities                                                                                          105,972        113,125
Separate account liabilities                                                                            44,101,699     46,626,828
                                                                                                    -------------- --------------
   Total Liabilities                                                                                    50,810,675     51,790,676
                                                                                                    -------------- --------------

Commitments and Contingent Liabilities (See Note 12)

EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and outstanding                              2,500          2,500
Additional paid-in capital                                                                                 901,422        901,422
Retained earnings                                                                                          673,613        764,846
Accumulated other comprehensive income                                                                      84,622         70,867
                                                                                                    -------------- --------------
   Total Equity                                                                                          1,662,157      1,739,635
                                                                                                    -------------- --------------
TOTAL LIABILITIES AND EQUITY                                                                        $   52,472,832 $   53,530,311
                                                                                                    ============== ==============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

               Statements of Operations and Comprehensive Income
          Years Ended December 31, 2014, 2013 and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                                            2014         2013         2012
                                                                                       -------------- ---------- --------------
REVENUES
Premiums                                                                               $       34,903 $   28,019 $       21,824
Policy charges and fee income                                                                 806,327    809,242        796,995
Net investment income                                                                         164,011    217,883        277,651
Asset administration fees and other income                                                    227,619    239,489        266,321
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                                  (10)          -        (6,852)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                            10          -          6,594
  Other realized investment gains (losses), net                                                 7,368  (184,351)       (82,972)
                                                                                       -------------- ---------- --------------
       Total realized investment gains (losses), net                                            7,368  (184,351)       (83,230)
                                                                                       -------------- ---------- --------------
 Total revenues                                                                             1,240,228  1,110,282      1,279,561
                                                                                       -------------- ---------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                       137,135     29,727        124,316
Interest credited to policyholders' account balances                                          211,058  (117,027)         60,830
Amortization of deferred policy acquisition costs                                             238,416  (385,561)      (188,042)
General, administrative and other expenses                                                    394,248    402,679        424,764
                                                                                       -------------- ---------- --------------
 Total benefits and expenses                                                                  980,857   (70,182)        421,868
                                                                                       -------------- ---------- --------------

INCOME FROM OPERATIONS BEFORE INCOME TAXES                                                    259,371  1,180,464        857,693
                                                                                       -------------- ---------- --------------
 Total income tax expense                                                                       8,604    332,372        223,634
                                                                                       -------------- ---------- --------------
NET INCOME                                                                                    250,767    848,092        634,059
                                                                                       -------------- ---------- --------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                       (63)          5             10
  Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                                        35,931  (108,769)          2,734
    Reclassification adjustment for (gains) losses included in net income                    (14,706)    (8,805)       (23,387)
                                                                                       -------------- ---------- --------------
  Net unrealized investment gains (losses)                                                     21,225  (117,574)       (20,653)
                                                                                       -------------- ---------- --------------
Other comprehensive income (loss), before tax:                                                 21,162  (117,569)       (20,643)
  Less: Income tax expense (benefit) related to other comprehensive income (loss)
    Foreign currency translation adjustments                                                     (23)          2              4
    Net unrealized income (losses)                                                              7,430   (41,151)        (7,222)
                                                                                       -------------- ---------- --------------
    Total                                                                                       7,407   (41,149)        (7,218)
                                                                                       -------------- ---------- --------------
Other comprehensive income (loss), net of taxes                                                13,755   (76,420)       (13,425)
                                                                                       -------------- ---------- --------------
COMPREHENSIVE INCOME                                                                   $      264,522 $  771,672 $      620,634
                                                                                       ============== ========== ==============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                             Statements of Equity
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                               Retained        Accumulated
                                                                Additional     earnings           other
                                                     Common      paid-in      (Accumulated     comprehensive
                                                     stock       capital       deficit)       income (loss)     Total equity
                                                    --------   -----------   --------------   --------------   -------------

Balance, December 31, 2011                          $  2,500   $  882,670    $     (25,305)   $     160,712    $  1,020,577
Contributed capital                                        -       10,666                 -               -          10,666
Distribution to parent                                     -            -         (408,000)               -       (408,000)
Comprehensive income:
    Net income                                             -            -           634,059               -         634,059
    Other comprehensive income (loss), net of
     taxes                                                 -            -                 -        (13,425)        (13,425)
                                                                                                               -------------
Total comprehensive income                                                                                          620,634
                                                    --------   -----------   --------------   --------------   -------------

Balance, December 31, 2012                          $  2,500   $  893,336    $      200,754   $     147,287    $  1,243,877
Contributed capital                                        -        8,086                 -               -           8,086
Distribution to parent                                     -            -         (284,000)               -       (284,000)
Comprehensive income:
    Net income                                             -            -           848,092               -         848,092
    Other comprehensive income (loss), net of
     taxes                                                 -            -                 -        (76,420)        (76,420)
                                                                                                               -------------
Total comprehensive income                                                                                          771,672
                                                    --------   -----------   --------------   --------------   -------------

Balance, December 31, 2013                          $  2,500   $  901,422    $      764,846   $      70,867    $  1,739,635
Distribution to parent                                     -            -         (342,000)               -       (342,000)
Comprehensive income:
    Net income                                             -            -           250,767               -         250,767
    Other comprehensive income, net of taxes               -            -                 -          13,755          13,755
                                                                                                               -------------
Total comprehensive income                                                                                          264,522
                                                    --------   -----------   --------------   --------------   -------------

Balance, December 31, 2014                          $  2,500   $  901,422    $      673,613   $      84,622    $  1,662,157
                                                    ========   ===========   ==============   ==============   =============

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                           Statements of Cash Flows
          Years Ended December 31, 2014, 2013 and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                                  2014              2013              2012
                                                                            ----------------- ----------------- -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income                                                                   $        250,767  $        848,092  $        634,059
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                                          3,491            10,678            13,324
 Realized investment (gains) losses, net                                              (7,368)           184,351            83,230
 Depreciation and amortization                                                          1,402            11,032           (7,481)
 Interest credited to policyholders' account balances                                 211,058         (117,027)            60,830
 Change in:
   Future policy benefit reserves                                                     324,284           218,861           300,246
   Accrued investment income                                                            7,161            12,487            14,377
   Net (payable) receivable to affiliates                                            (26,936)          (40,051)            43,958
   Deferred sales inducements                                                        (11,515)          (31,370)          (59,269)
   Deferred policy acquisition costs                                                  235,612         (389,611)         (213,122)
   Income taxes                                                                      (67,163)           330,049           169,736
   Reinsurance recoverables                                                         (273,480)         (275,321)         (268,576)
   Bonus reserve                                                                    (115,700)          (27,593)          (13,318)
   Other, net                                                                         (2,219)          (55,281)          (19,523)
                                                                            ----------------- ----------------- -----------------
Cash flows from operating activities                                         $        529,394  $        679,296  $        738,471
                                                                            ----------------- ----------------- -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available-for-sale                                        $        996,083  $      1,484,339  $      1,365,513
 Commercial mortgage and other loans                                                   20,988           109,242            71,216
 Trading account assets                                                                 4,900             7,690            36,063
 Policy loans                                                                             753               752             3,501
 Other long-term investments                                                          (1,650)             1,973             4,120
 Short-term investments                                                             2,637,788         3,220,082         3,513,151
Payments for the purchase/origination of:
 Fixed maturities, available-for-sale                                               (494,947)         (743,854)         (352,285)
 Commercial mortgage and other loans                                                 (43,859)          (80,319)          (47,795)
 Trading account assets                                                               (4,312)           (5,469)           (4,931)
 Policy loans                                                                           (943)             (538)             (472)
 Other long-term investments                                                         (14,691)          (12,969)          (28,894)
 Short-term investments                                                           (2,576,786)       (3,234,508)       (3,379,308)
Notes (payable) receivable from parent and affiliates, net                           (12,524)           (2,224)             2,125
Other, net                                                                                  8             (190)             2,544
                                                                            ----------------- ----------------- -----------------
Cash flows from investing activities                                         $        510,808  $        744,007  $      1,184,548
                                                                            ----------------- ----------------- -----------------

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash collateral for loaned securities                                                (42,612)             8,920          (86,908)
Repayments of debt (maturities longer than 90 days)                                 (200,000)         (200,000)         (200,000)
Net increase (decrease) in short-term borrowing                                        49,354             5,000          (27,803)
Drafts outstanding                                                                    (6,410)             1,577             2,430
Distribution to parent                                                              (342,000)         (284,000)         (408,000)
Contributed capital                                                                         -            12,439            16,396
Policyholders' account balances
 Deposits                                                                           1,375,761         1,102,020         1,013,638
 Withdrawals                                                                      (1,875,118)       (2,068,108)       (2,241,367)
                                                                            ----------------- ----------------- -----------------
Cash flows used in financing activities                                      $    (1,041,025)  $    (1,422,152)  $    (1,931,614)
                                                                            ----------------- ----------------- -----------------
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS                                    (823)             1,151           (8,595)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                            1,417               266             8,861
                                                                            ----------------- ----------------- -----------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $            594  $          1,417  $            266
                                                                            ================= ================= =================
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid, net of refunds                                         $         75,745  $          2,325  $         53,901
   Interest paid                                                             $          8,657  $         16,955  $         27,114

                       See Notes to Financial Statements

                Prudential Annuities Life Assurance Corporation

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Prudential Annuities Life Assurance Corporation (the "Company" or "PALAC"), with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI"), which in turn is an indirect wholly-owned subsidiary of Prudential Financial.

The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated ("PAD"). The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America, District of Columbia and Puerto Rico. In addition, the Company has a relatively small inforce block of variable life insurance policies, but it no longer actively sells such policies.

Beginning in March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain optional living benefit riders. However, subject to applicable contract provisions and administrative rules, the Company continues to accept additional customer deposits on certain inforce contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. Additionally, the Company is now domiciled in the same jurisdiction as the primary reinsurer of the Company's living benefits, Pruco Reinsurance, Ltd. ("Pruco Re"), which is also regulated by the Arizona Department of Insurance. This change enables the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; value of business acquired and its amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities, equity securities, commercial mortgage and other loans, policy loans, other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate, and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of mutual fund shares and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of the Company's non-coupon investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company's variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of DSI in "Interest credited to policyholders' account balances." DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

Value of Business Acquired

As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing VOBA. VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. For acquired annuity contracts, VOBA is amortized in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. See Note 5 for additional information regarding VOBA.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders. "Separate account assets" are predominantly shares in Advanced Series Trust co-managed by AST Investment Services, Incorporated ("ASISI") and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income". Asset administration fees charged to the accounts are included in "Asset administration fees and other income."

Other Assets and Other Liabilities

"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized. Based on changes in facts and circumstances, effective September 30, 2012, the capitalized state insurance licenses were considered to have a finite life and are amortized over their useful life, which was estimated to be 8 years. Amortization is recorded through "General, administrative and other expenses."

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


"Other liabilities" consist primarily of accrued expenses and technical overdrafts. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

Future Policy Benefits and Other Policyholder Liabilities

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company's variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These items are recorded within "Other liabilities."

Insurance Revenue and Expense Recognition

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Liabilities for these contracts are based on applicable U.S. GAAP standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 8.25% at December 31, 2014, and from 0.00% to 8.25% at December 31, 2013.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income on contractholders' account balances invested in the Advanced Series Trust Funds or "AST" (see Note
13), which are a portfolio of mutual fund investments related to the Company's separate account products. In addition, the Company receives fees on contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the OTC market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance became effective for interim or annual reporting periods that began after December 15, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income ("AOCI") by component as well as changes in AOCI balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance became effective for interim or annual reporting periods that began after December 15, 2012 and was applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance became effective for interim or annual reporting periods that began on or after January 1, 2013, and was applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Future Adoption of New Accounting Pronouncements

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016, and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued updated guidance for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. Under the guidance, an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or the financial liabilities, whichever is more observable. If elected, the guidance will eliminate the measurement difference that exists when both are measured at fair value. The new guidance is effective for annual

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

periods and interim reporting periods within those annual periods, beginning after December 15, 2015. Early adoption will be permitted. This guidance can be elected for modified retrospective or full retrospective adoption. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's financial position, results of operations or financial statement disclosures.

3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                        December 31, 2014
                                          -----------------------------------------------------------------------------
                                                                                                                    Other-than-
                                                                 Gross            Gross                              temporary
                                             Amortized         Unrealized       Unrealized           Fair           Impairments
                                               Cost              Gains            Losses             Value          in AOCI (3)
                                          ---------------     -------------     -----------     ---------------     -----------
                                                                          (in thousands)
Fixed maturities,
 available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $         6,324     $          22     $        10     $         6,336         $     -
Obligations of U.S. states and
 their political subdivisions                      69,486             1,323              20              70,789               -
Foreign government bonds                           29,738             7,621               4              37,355               -
Public utilities                                  198,277            19,909           1,593             216,593               -
All other corporate securities                  1,743,110           146,872           4,891           1,885,091               -
Asset-backed securities (1)                       144,324             5,078             391             149,011             (39)
Commercial mortgage-backed
 securities                                       291,868            10,523             206             302,185             (10)
Residential mortgage-backed
 securities (2)                                   126,126             7,113               6             133,233             (36)
                                          ---------------     -------------     -----------     ---------------     -----------
     Total fixed maturities,
       available-for-sale                 $     2,609,253     $     198,461     $     7,121     $     2,800,593         $   (85)
                                          ===============     =============     ===========     ===============     ===========
Equity securities,
 available-for-sale
Common Stocks:
   Public utilities                       $             -     $           -     $         -     $             -
   Mutual funds                                        14                 3               -                  17
                                          ---------------     -------------     -----------     ---------------
     Total equity securities,
       available-for-sale                 $            14     $           3     $         -     $            17
                                          ===============     =============     ===========     ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                 December 31, 2013 (4)
                                   --------------------------------------------------------------------------------
                                                                                                                  Other-than-
                                                              Gross             Gross                              temporary
                                          Amortized         Unrealized        Unrealized           Fair           Impairments
                                            Cost              Gains             Losses             Value          in AOCI (3)
                                       ---------------     -------------     ------------     ---------------     -----------
                                                                       (in thousands)
Fixed maturities,
 available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies              $         6,382     $          36     $         34     $         6,384     $         -
Obligations of U.S. states and
 their political subdivisions                   67,225             2,911            1,570              68,566               -
Foreign government bonds                        25,437             5,717                -              31,154               -
Public utilities                               197,718            12,628            3,141             207,205               -
All other corporate securities               2,061,809           162,780            9,152           2,215,437               -
Asset-backed securities (1)                    182,888             6,513            1,509             187,892          (1,351)
Commercial mortgage-backed
 securities                                    384,764            11,387            5,518             390,633               -
Residential mortgage-backed
 securities (2)                                152,779             5,138              972             156,945             (40)
                                       ---------------     -------------     ------------     ---------------     -----------
     Total fixed maturities,
       available-for-sale              $     3,079,002     $     207,110     $     21,896     $     3,264,216     $    (1,391)
                                       ===============     =============     ============     ===============     ===========
Equity securities,
 available-for-sale
Common Stocks:
   Public utilities                    $           192     $           -     $          -     $           192
   Mutual funds                                     14                 2                -                  16
                                       ---------------     -------------     ------------     ---------------
     Total equity securities,
       available-for-sale              $           206     $           2     $          -     $           208
                                       ===============     =============     ============     ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2014, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                        Amortized Cost    Fair Value
                                        --------------- ---------------
                                                (in thousands)
Due in one year or less                 $       171,429 $       173,444
Due after one year through five years           888,464         938,289
Due after five years through ten years          556,948         606,353
Due after ten years                             430,094         498,078
Asset-backed securities                         144,324         149,011
Commercial mortgage-backed securities           291,868         302,185
Residential mortgage-backed securities          126,126         133,233
                                        --------------- ---------------
  Total                                 $     2,609,253 $     2,800,593
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                       2014            2013            2012
                                                                                  -------------  ---------------  -------------
                                                                                                  (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $     308,458  $       314,415  $     504,001
  Proceeds from maturities/repayments                                                   681,426        1,175,680        861,512
  Gross investment gains from sales, prepayments, and maturities                         18,110           18,619         23,077
  Gross investment losses from sales and maturities                                      (3,404)          (9,824)          (134)

Equity securities, available-for-sale
  Proceeds from sales                                                             $         192  $            14  $       3,201
  Gross investment gains from sales                                                           1               10            703

Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
  recognized in earnings (1)                                                      $           -  $             -  $        (258)

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in "Other comprehensive income (loss) ("OCI")". For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                                                                    Year Ended December 31,
                                                                                                -------------------------------
                                                                                                     2014               2013
                                                                                                -------------      -------------
                                                                                                        (in thousands)
Balance, beginning of period                                                                    $       1,800      $       3,382
Credit loss impairments previously recognized on securities which matured, paid down, prepaid
 or were sold during the period                                                                        (1,682)            (1,628)
Increases due to the passage of time on previously recorded credit losses                                   -                114
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                                 (25)               (68)
                                                                                                -------------      -------------
Balance, end of period                                                                          $          93      $       1,800
                                                                                                =============      =============

Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                                           December 31, 2014         December 31, 2013
                                                       ------------------------- -------------------------
                                                           Cost      Fair Value      Cost      Fair Value
                                                       ------------ ------------ ------------ ------------
                                                                         (in thousands)
   Total trading account assets - Equity securities    $      5,471 $      6,131 $      5,164 $      6,677
                                                       ============ ============ ============ ============

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Asset management fees and other income" was $(0.9) million, $0.8 million, and $(0.4) million during the years ended December 31, 2014, 2013, and 2012, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                               December 31, 2014                  December 31, 2013
                                                        -------------------------------    ------------------------------
                                                             Amount            % of            Amount            % of
                                                         (in thousands)        Total       (in thousands)        Total
                                                        ---------------    ------------    --------------    ------------
Commercial and agricultural mortgage loans by property
 type:
Apartments/Multi-Family                                 $       143,057           34.0 %   $      125,045           31.5 %
Industrial                                                       87,088            20.7            88,009            22.1
Retail                                                           72,226            17.2            72,325            18.2
Office                                                           44,621            10.6            40,976            10.3
Other                                                            14,119             3.4            13,796             3.5
Hospitality                                                       5,081             1.2             5,133             1.3
                                                        ---------------    ------------    --------------    ------------
Total commercial mortgage loans                                 366,192            87.1           345,284            86.9
Agricultural property loans                                      54,113            12.9            52,223            13.1
                                                        ---------------    ------------    --------------    ------------
Total commercial and agricultural mortgage loans by
 property type                                                  420,305          100.0 %          397,507          100.0 %
                                                                           ============                      ============
Valuation allowance                                                (482)                           (1,256)
                                                        ---------------                    --------------
Total net commercial and agricultural mortgage loans
 by property type                                               419,823                           396,251
                                                        ---------------                    --------------
Other Loans
Uncollateralized loans                                            2,740                             2,740
Valuation allowance                                                   -                                 -
                                                        ---------------                    --------------
Total net other loans                                             2,740                             2,740
                                                        ---------------                    --------------
Total commercial mortgage and other loans               $       422,563                    $      398,991
                                                        ===============                    ==============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States with the largest concentrations in California (17%) and Texas (12%) at December 31, 2014.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 December 31, 2014    December 31, 2013    December 31, 2012
                                                 -----------------    -----------------    -----------------
                                                                       (in thousands)
Allowance for credit losses, beginning of year          $    1,256           $    2,177         $      1,501
Addition to / (release of) allowance for losses               (774)                (921)                 676
                                                 -----------------    -----------------    -----------------
Total ending balance (1)                                $      482           $    1,256         $      2,177
                                                 =================    =================    =================

(1)Agricultural loans represent less than $0.1 million of the ending allowance at both December 31, 2014 and 2013 and $0.2 million of the ending allowance at December 31, 2012.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                              December 31, 2014   December 31, 2013
                                                              -----------------   -----------------
                                                                         (in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment (1)                         $           -         $         -
Collectively evaluated for impairment (2)                                   482               1,256
                                                              -----------------   -----------------
Total ending balance                                              $         482         $     1,256
                                                              =================   =================

Recorded Investment (3):
Gross of reserves: individually evaluated for impairment (1)      $           -         $         -
Gross of reserves: collectively evaluated for impairment (2)            423,045             400,247
                                                              -----------------   -----------------
Total ending balance, gross of reserves                           $     423,045         $   400,247
                                                              =================   =================

(1)There were no loans individually evaluated for impairments at both December 31, 2014 and 2013.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $54 million and $52 million for the periods ending
   December 31, 2014 and 2013, respectively, and a related allowance of less than $0.1 million for both periods. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $3 million at both December 31, 2014 and 2013 and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and no related allowance for losses at both December 31, 2014 and 2013. There were no recorded investments in impaired loans with an allowance recorded, before the allowance for losses, at both December 31, 2014 and 2013.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at both December 31, 2014 and 2013. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

The following table sets forth certain key credit quality indicators as of December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                             Debt Service Coverage Ratio - December 31, 2014
                                                       ------------------------------------------------------------
                                                       Greater than 1.2X 1.0X to <1.2X Less than 1.0X     Total
-                                                      ----------------- ------------- -------------- -------------
                                                                                (in thousands)
Loan-to-Value Ratio
0%-59.99%                                               $       262,853   $     4,295   $     10,489  $     277,637
60%-69.99%                                                      115,708           468              -        116,176
70%-79.99%                                                       25,034         1,458              -         26,492
Greater than 80%                                                      -             -              -              -
                                                        ---------------   -----------   ------------  -------------
   Total commercial and agricultural mortgage loans     $       403,595   $     6,221   $     10,489  $     420,305
                                                        ===============   ===========   ============  =============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The following table sets forth certain key credit quality indicators as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                             Debt Service Coverage Ratio - December 31, 2013
                                                       ------------------------------------------------------------
                                                       Greater than 1.2X 1.0X to <1.2X Less than 1.0X     Total
-                                                      ----------------- ------------- -------------- -------------
                                                                                (in thousands)
Loan-to-Value Ratio
0%-59.99%                                               $       251,278  $      7,650   $     1,865   $     260,793
60%-69.99%                                                      102,755             -             -         102,755
70%-79.99%                                                       31,712         2,247             -          33,959
Greater than 80%                                                      -             -             -               -
                                                        ---------------  ------------   -----------   -------------
   Total commercial and agricultural mortgage loans     $       385,745  $      9,897   $     1,865   $     397,507
                                                        ===============  ============   ===========   =============

As of both December 31, 2014 and 2013, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of both December 31, 2014 and 2013. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan-specific reserve has been established. See Note 2, for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2014 and 2013, there were no commercial mortgage and other loans acquired, other than those through direct origination, or sold.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2014 and 2013, the Company had no significant commitments to fund to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2014 and 2013, there were no troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgage and other loans that were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated.

                                                  2014           2013
                                              ------------- --------------
                                                     (in thousands)
     Joint ventures and limited partnerships  $      68,225 $       60,585
     Derivatives                                     94,558              -
                                              ------------- --------------
     Total other long-term investments        $     162,783 $       60,585
                                              ============= ==============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                           2014          2013          2012
                                       ------------- ------------- -------------
                                                    (in thousands)
Fixed maturities, available-for-sale   $     140,114 $     191,043 $     246,479
Equity securities, available-for-sale              -             -             7
Trading account assets                           325           342           923
Commercial mortgage and other loans           21,802        28,463        28,449
Policy loans                                     739           675           845
Short-term investments                           281           323           620
Other long-term investments                    6,492         3,601         8,302
                                       ------------- ------------- -------------
Gross investment income                      169,753       224,447       285,625
Less: investment expenses                    (5,742)       (6,564)       (7,974)
                                       ------------- ------------- -------------
  Net investment income                $     164,011 $     217,883 $     277,651
                                       ============= ============= =============

Carrying value for non-income producing assets included $1 million in fixed maturities as of December 31, 2014. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2014            2013           2012
                                            --------------- -------------- ---------------
                                                            (in thousands)
Fixed maturities                            $        14,706 $        8,795 $        22,684
Equity securities                                         1             10             703
Commercial mortgage and other loans                     774            933           1,043
Derivatives                                         (8,113)      (194,055)       (107,663)
Other                                                     -           (34)               3
                                            --------------- -------------- ---------------
  Realized investment gains (losses), net   $         7,368 $    (184,351) $      (83,230)
                                            =============== ============== ===============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                     Accumulated Other Comprehensive Income (Loss)
                                                               ----------------------------------------------------------
                                                                                                            Total Accumulated
                                                               Foreign Currency        Net Unrealized             Other
                                                                 Translation             Investment           Comprehensive
                                                                  Adjustment         Gains (Losses) (1)       Income (Loss)
                                                               -----------------     ------------------     -----------------
                                                                                     (in thousands)
Balance, December 31, 2011                                     $               -      $       160,711        $       160,711
Change in component during period (2)                                          7             (13,431)               (13,424)
                                                               -----------------      ---------------        ---------------
Balance, December 31, 2012                                     $               7      $       147,280        $       147,287
Change in component during period (2)                                          3             (76,423)               (76,420)
                                                               -----------------      ---------------        ---------------
Balance, December 31, 2013                                     $              10      $        70,857        $        70,867
Change in other comprehensive income before reclassifications               (63)               35,931                 35,868
Amounts reclassified from AOCI                                                 -             (14,706)               (14,706)
Income tax benefit (expense)                                                  23              (7,430)                (7,407)
                                                               -----------------      ---------------        ---------------
Balance, December 31, 2014                                     $            (30)      $        84,652        $        84,622
                                                               =================      ===============        ===============

(1)Includes cash flow hedges of $5.0 million, $(4.0) million, and $(3.0) million as of December 31, 2014, 2013, and 2012, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                                  Year Ended     Year Ended   Year Ended
                                                                                 December 31,   December 31, December 31,
                                                                                     2014           2013         2012
                                                                                --------------- ------------ -------------
                                                                                              (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
   Cash flow hedges - Currency/Interest rate (3)                                $           148 $       (95) $       (101)
   Net unrealized investment gains (losses) on available-for-sale securities             14,558        8,900        23,488
                                                                                --------------- ------------ -------------
      Total net unrealized investment gains (losses) (4)                                 14,706        8,805        23,387
                                                                                --------------- ------------ -------------
         Total reclassifications for the period                                 $        14,706 $      8,805 $      23,387
                                                                                =============== ============ =============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized






                                                                         Net Unrealized       Deferred Policy       Future
                                                                         Gains (Losses)      Acquisition Costs      Policy
                                                                       on Investments (1)     and Other Costs      Benefits
                                                                       ------------------    -----------------    ----------
                                                                                                            (in thousands)
Balance, December 31, 2011                                                        $(1,740)               $ 692    $        -
Net investment gains (losses) on investments arising during the
 period                                                                             3,067                    -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                              (782)                   -             -
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                               -                 (906)            -
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                               -                    -             -
                                                                       ------------------    -----------------    ----------
Balance, December 31, 2012                                                        $   545                $(214)   $        -
                                                                       ------------------    -----------------    ----------
Net investment gains (losses) on investments arising during the
 period                                                                               483                    -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                              (705)                   -             -
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                               -                   98             -
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                               -                    -           (14)
                                                                       ------------------    -----------------    ----------
Balance, December 31, 2013                                                        $   323                $(116)   $      (14)
                                                                       ------------------    -----------------    ----------
Net investment gains (losses) on investments arising during the
 period                                                                               (11)                   -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                              (311)                   -             -
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                               -                  116             -
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                               -                    -            14
                                                                       ------------------    -----------------    ----------
Balance, December 31, 2014                                                        $     1                $   -    $        -
                                                                       ==================    =================    ==========

                                                                                      Accumulated
                                                                                         Other
                                                                                     Comprehensive
                                                                                     Income (Loss)
                                                                       Deferred      Related To Net
                                                                      Income Tax       Unrealized
                                                                      (Liability)      Investment
                                                                        Benefit      Gains (Losses)
                                                                     ------------    --------------

Balance, December 31, 2011                                           $        382         $    (666)
Net investment gains (losses) on investments arising during the
 period                                                                    (1,073)            1,994
Reclassification adjustment for (gains) losses included in net
 income                                                                       274              (508)
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                     317              (589)
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                       -                 -
                                                                     ------------    --------------
Balance, December 31, 2012                                           $       (100)        $     231
                                                                     ------------    --------------
Net investment gains (losses) on investments arising during the
 period                                                                      (168)              315
Reclassification adjustment for (gains) losses included in net
 income                                                                       247              (458)
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                     (35)               63
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                       5                (9)
                                                                     ------------    --------------
Balance, December 31, 2013                                           $        (51)        $     142
                                                                     ------------    --------------
Net investment gains (losses) on investments arising during the
 period                                                                         4                (7)
Reclassification adjustment for (gains) losses included in net
 income                                                                       109              (202)
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                     (41)               75
Impact of net unrealized investment (gains) losses on future policy
 benefits                                                                      (5)                9
                                                                     ------------    --------------
Balance, December 31, 2014                                           $         16         $      17
                                                                     ============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI






                                                                     Net Unrealized      Deferred Policy       Future
                                                                     Gains (Losses)     Acquisition Costs      Policy
                                                                   on Investments (1)    and Other Costs      Benefits
                                                                   ------------------   -----------------    ----------
                                                                                                        (in thousands)
Balance, December 31, 2011                                         $         441,677            $(192,119)   $        -
Net investment gains (losses) on investments arising during the
 period                                                                      (42,295)                   -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                      (22,605)                   -             -
Reclassification adjustment for OTTI losses excluded
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and other
 costs                                                                             -               45,030             -
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                                   -                    -        (2,164)
                                                                   ------------------   -----------------    ----------
Balance, December 31, 2012                                         $         376,777            $(147,089)   $   (2,164)
                                                                   ------------------   -----------------    ----------
Net investment gains (losses) on investments arising during the
 period                                                                     (183,950)                   -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                       (8,100)                   -             -
Reclassification adjustment for OTTI losses excluded
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and other
 costs                                                                             -               80,637             -
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                                   -                    -        (6,023)
                                                                   ------------------   -----------------    ----------
Balance, December 31, 2013                                         $         184,727            $ (66,452)   $   (8,187)
                                                                   ------------------   -----------------    ----------
Net investment gains (losses) on investments arising during the
 period                                                                       28,590                    -             -
Reclassification adjustment for (gains) losses included in net
 income                                                                      (14,395)                   -             -
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                                          -                7,407             -
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                                   -                    -          (185)
                                                                   ------------------   -----------------    ----------
Balance, December 31, 2014                                         $         198,922            $ (59,045)   $   (8,372)
                                                                   ==================   =================    ==========

                                                                                   Accumulated
                                                                                      Other
                                                                                  Comprehensive
                                                                                  Income (Loss)
                                                                   Deferred       Related To Net
                                                                  Income Tax        Unrealized
                                                                  (Liability)       Investment
                                                                    Benefit       Gains (Losses)
                                                                 -------------    --------------

Balance, December 31, 2011                                       $     (88,181)   $      161,377
Net investment gains (losses) on investments arising during the
 period                                                                 14,804           (27,491)
Reclassification adjustment for (gains) losses included in net
 income                                                                  7,912           (14,693)
Reclassification adjustment for OTTI losses excluded
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and other
 costs                                                                 (15,760)           29,270
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                           757            (1,407)
                                                                 -------------    --------------
Balance, December 31, 2012                                       $     (80,468)   $      147,056
                                                                 -------------    --------------
Net investment gains (losses) on investments arising during the
 period                                                                 64,383          (119,567)
Reclassification adjustment for (gains) losses included in net
 income                                                                  2,835            (5,265)
Reclassification adjustment for OTTI losses excluded
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, deferred sales inducements and other
 costs                                                                (28,222)            52,415
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                         2,109            (3,914)
                                                                 -------------    --------------
Balance, December 31, 2013                                       $     (39,363)   $       70,725
                                                                 -------------    --------------
Net investment gains (losses) on investments arising during the
 period                                                                (10,013)           18,577
Reclassification adjustment for (gains) losses included in net
 income                                                                  5,036            (9,359)
Impact of net unrealized investment (gains) losses on deferred
 policy acquisition costs and other costs                               (2,594)            4,813
Impact of net unrealized investment (gains) losses on future
 policy benefits                                                            64              (121)
                                                                 -------------    --------------
Balance, December 31, 2014                                       $     (46,870)   $       84,635
                                                                 =============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                          2014           2013           2012
                                                                     -------------- -------------- --------------
                                                                                    (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $            1 $          323 $          545
Fixed maturity securities, available-for-sale-all other                     191,339        184,891        375,409
Equity securities, available-for-sale                                             3              2              4
Affiliated notes                                                              2,351          3,113          4,386
Derivatives designated as cash flow hedges (1)                                4,839        (3,653)        (3,068)
Other investments                                                               390            374             46
                                                                     -------------- -------------- --------------
Net unrealized gains (losses) on investments                         $      198,923 $      185,050 $      377,322
                                                                     ============== ============== ==============

(1)See Note 11 for more information on cash flow hedges.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

                                                                                          2014
                                                         ----------------------------------------------------------------------
                                                         Less than twelve months  Twelve months or more           Total
                                                         ----------------------  ----------------------- -----------------------
                                                                        Gross                   Gross                   Gross
                                                                      Unrealized              Unrealized              Unrealized
                                                         Fair Value    Losses     Fair Value   Losses    Fair Value    Losses
                                                         ----------  ----------- ----------- ----------- ----------- -----------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $    2,676   $       10  $        -  $        -  $    2,676  $       10
Obligations of U.S. States and their political
 subdivisions                                                     -            -       7,305          20       7,305          20
Foreign government bonds                                      4,632            4           -           -       4,632           4
Public utilities                                             18,222        1,321       2,174         272      20,396       1,593
All other corporate securities                              260,414        4,462       9,403         429     269,817       4,891
Asset-backed securities                                      31,756           58      32,732         333      64,488         391
Commercial mortgage-backed securities                         4,309          108       7,377          98      11,686         206
Residential mortgage-backed securities                          342            6           -           -         342           6
                                                         ----------   ----------  ----------  ----------  ----------  ----------
   Total                                                 $  322,351   $    5,969  $   58,991  $    1,152  $  381,342  $    7,121
                                                         ==========   ==========  ==========  ==========  ==========  ==========

Equity securities, available-for-sale                    $        -   $        -  $        -  $        -  $        -  $        -
                                                         ==========   ==========  ==========  ==========  ==========  ==========

                                                                                        2013 (1)
                                                         ----------------------------------------------------------------------
                                                         Less than twelve months  Twelve months or more           Total
                                                         ----------------------  ----------------------- -----------------------
                                                                        Gross                   Gross                   Gross
                                                                      Unrealized              Unrealized              Unrealized
                                                         Fair Value    Losses     Fair Value   Losses     Fair Value   Losses
                                                         ----------  ----------- ----------- ----------- ----------- -----------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $    3,347   $       34  $        -  $        -  $    3,347  $       34
Obligations of U.S. States and their political
 subdivisions                                                 5,420          588       6,402         982      11,822       1,570
Public utilities                                             59,312        3,141           -           -      59,312       3,141
All other corporate securities                              291,994        8,782       2,704         370     294,698       9,152
Asset-backed securities                                      97,575        1,509           -           -      97,575       1,509
Commercial mortgage-backed securities                        86,132        5,249       2,941         269      89,073       5,518
Residential mortgage-backed securities                      100,150          972           -           -     100,150         972
                                                         ----------   ----------  ----------  ----------  ----------  ----------
   Total                                                 $  643,930   $   20,275  $   12,047  $    1,621  $  655,977  $   21,896
                                                         ==========   ==========  ==========  ==========  ==========  ==========

Equity securities, available-for-sale                    $        -   $        -  $        -  $        -  $        -  $        -
                                                         ==========   ==========  ==========  ==========  ==========  ==========

(1)Prior period's amounts are presented on a basis consistent with the current period presentation.

The gross unrealized losses on fixed maturity securities at December 31, 2014 and 2013, are composed of $4.0 million and $20.4 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners ("NAIC") or equivalent rating and $3.1 million and $1.5 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2014, the $1.2 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the energy and utility sectors of the Company's corporate securities. At December 31, 2013, the $1.6 million of gross unrealized losses of twelve months or more were concentrated in U.S. obligations and the consumer non-cyclical sector of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2014 or 2013. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening. At December 31, 2014, the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of its remaining amortized cost basis.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                      2014          2013
                                                  ------------ --------------
                                                        (in thousands)
   Fixed maturity securities, available-for-sale  $      5,098 $       46,156
   Trading account assets                                    -            287
                                                  ------------ --------------
   Total securities pledged                       $      5,098 $       46,443
                                                  ============ ==============

As of December 31, 2014 and 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $5 million and $48 million, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $7 million and $8 million at December 31, 2014 and 2013, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                               2014             2013            2012
                                                                         ---------------- ---------------- --------------
                                                                                          (in thousands)
Balance, beginning of year                                               $      1,345,504 $        906,814 $      666,764
Capitalization of commissions, sales and issue expenses                             2,804            4,050         25,081
Amortization-Impact of Assumption and experience unlocking and true-ups            91,895           31,666        274,503
Amortization-All Other                                                          (330,311)          353,895       (86,461)
Changes in unrealized investment gains and losses                                   4,539           49,079         26,927
                                                                         ---------------- ---------------- --------------
Balance, end of year                                                     $      1,114,431 $      1,345,504 $      906,814
                                                                         ================ ================ ==============

5.  VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                   2014             2013            2012
                                                                             ---------------- ---------------- --------------
                                                                                              (in thousands)
Balance, beginning of period                                                 $         43,500 $         43,090 $       29,010
Amortization-Impact of assumption and experience unlocking and true-ups (1)             5,412            6,376         21,931
Amortization-All other (1)                                                           (11,181)         (11,593)       (13,871)
Interest (2)                                                                            2,615            2,762          2,077
Change in unrealized gains/losses                                                       (608)            2,865          3,943
                                                                             ---------------- ---------------- --------------
Balance, end of year                                                         $         39,738 $         43,500 $       43,090
                                                                             ================ ================ ==============

(1)The weighted average remaining expected life of VOBA was approximately 5.26 years from the date of acquisition.
(2)The interest accrual rate for the VOBA related to the businesses acquired was 6.10%, 6.14% and 6.18% for years ended December 31, 2014, 2013 and 2012.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                                       2015       2016       2017       2018       2019
                                    ---------- ---------- ---------- ---------- ----------
                                                        (in thousands)
Estimated future VOBA amortization  $    6,571 $    5,276 $    4,446 $    3,804 $    3,134

6.  REINSURANCE

The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees and benefits generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB and GMAB features. These features are accounted for as embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2014, 2013 and 2012, was as follows (in thousands):

                                                                Unaffiliated     Affiliated
                                                  Gross            Ceded           Ceded            Net
                                            ----------------  ---------------  -------------  --------------
2014
Policy charges and fee income - Life (1)    $          3,522  $          (856) $           -  $        2,666
Policy charges and fee income - Annuity              805,550           (1,889)             -         803,661
Realized investment gains (losses), net           (1,967,588)               -      1,974,956           7,368
Policyholders' benefits                              137,502             (367)             -         137,135
General, administrative and other expenses  $        398,960  $          (838) $      (3,874) $      394,248

2013
Policy charges and fee income - Life (1)    $          3,472  $        (1,231) $           -  $        2,241
Policy charges and fee income - Annuity              809,549           (2,548)             -         807,001
Realized investment gains (losses), net            1,076,184                -     (1,260,535)       (184,351)
Policyholders' benefits                               29,874             (147)             -          29,727
General, administrative and other expenses  $        407,365  $          (776) $      (3,910) $      402,679

2012
Policy charges and fee income - Life (1)    $          3,522  $        (1,099) $           -  $        2,423
Policy charges and fee income - Annuity              796,711           (2,139)             -         794,572
Realized investment gains (losses), net              202,568                -       (285,798)        (83,230)
Policyholders' benefits                              124,517             (201)             -         124,316
General, administrative and other expenses  $        429,383  $          (784) $      (3,835) $      424,764

(1)Life insurance inforce face amounts at December 31, 2014, 2013 and 2012 was $ 121 million, $ 128 million and $ 132 million, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Re and Prudential Insurance Company of America ("Prudential Insurance") of $ 2,997 million and $ 749 million at December 31, 2014 and 2013, respectively.

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits".

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits and other policyholder liabilities." As of December 31, 2014 and 2013, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                                               December 31, 2014                     December 31, 2013
                                                       ----------------------------------   -----------------------------------

                                                       In the Event of  At Annuitization/    In the Event of  At Annuitization/
                                                            Death       Accumulation (1)          Death       Accumulation (1)
                                                       ----------------------------------   -----------------------------------
Variable Annuity Contracts                                                          (in thousands)

Return of net deposits
Account value                                          $     38,410,155               N/A   $      40,828,166               N/A
Net amount at risk                                     $        353,902               N/A   $         407,488               N/A
Average attained age of contractholders                        65 years               N/A            64 years               N/A
Minimum return or contract value
Account value                                          $      7,886,833 $      38,471,465   $       8,446,938  $     40,678,507
Net amount at risk                                     $        916,016 $       1,358,023   $         916,094  $      1,272,641
Average attained age of contractholders                        67 years          64 years            66 years          64 years
Average period remaining until expected annuitization               N/A         0.1 years                 N/A          0.2 year

(1)Includes income and withdrawal benefits described herein.


                                          December 31, 2014                   December 31, 2013
                                 ----------------------------------- -----------------------------------

                                 Unadjusted Value   Adjusted Value   Unadjusted Value   Adjusted Value
                                 ---------------- ------------------ ----------------- -----------------
Variable Annuity Contracts                                   (in thousands)
Market value adjusted annuities
Account value                    $      1,244,131 $        1,251,084 $       1,554,743 $       1,580,487

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2014    December 31, 2013
                             -------------------- --------------------
                                          (in thousands)
         Equity funds                 $28,191,315          $28,992,157
         Bond funds                    12,844,788           14,924,698
         Money market funds             2,783,023            2,430,792
                             -------------------- --------------------
         Total                        $43,819,126          $46,347,647
                             ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $2.5 billion and $2.9 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits and other policyholder liabilities" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits and other policyholder liabilities." As discussed below, the Company and a reinsurance affiliate maintain a portfolio of derivative investments that serve as a partial hedge of the risks associated with these

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                         GMAB/GMWB/
                                                          GMDB             GMIWB            GMIB            Totals
                                                                             Variable Annuity
                                                   --------------------------------------------------------------------
                                                                              (in thousands)
Beginning Balance as of December 31, 2011          $          177,718 $      1,783,594 $        14,377 $      1,975,689
Incurred guarantee benefits (1)                                76,240            9,541           9,821           95,602
Paid guarantee benefits                                      (31,431)                -           (682)         (32,113)
                                                   ------------------ ---------------- --------------- ----------------
Beginning Balance as of December 31, 2012                     222,527        1,793,135          23,516        2,039,178
                                                   ------------------ ---------------- --------------- ----------------
Incurred guarantee benefits (1)                               (3,191)      (1,014,909)        (11,650)      (1,029,750)
Paid guarantee benefits                                      (27,507)                -           (747)         (28,254)
Changes in unrealized investment gains and losses               8,041                -             160            8,201
                                                   ------------------ ---------------- --------------- ----------------
Beginning Balance as of December 31, 2013                     199,870          778,226          11,279          989,375
                                                   ------------------ ---------------- --------------- ----------------
Incurred guarantee benefits (1)                                81,524        2,334,185           8,506        2,424,215
Paid guarantee benefits                                      (25,909)                -           (724)         (26,633)
Changes in unrealized investment gains and losses                 128                -              43              171
                                                   ------------------ ---------------- --------------- ----------------
Balance as of December 31, 2014                    $          255,613 $      3,112,411 $        19,104 $      3,387,128
                                                   ================== ================ =============== ================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contract holder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from this feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These deferred sales inducements are included in "Deferred sales inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                           Sales Inducements
                                                                           -----------------
                                                                             (in thousands)
Balance as of December 31, 2011                                                    $ 445,841
Capitalization                                                                        59,269
Amortization - Impact of assumption and experience unlocking and true-ups            133,214
Amortization - All other                                                             (94,752)
Change in unrealized gains/losses                                                     13,258
                                                                           -----------------
Balance as of December 31, 2012                                                      556,830
                                                                           -----------------
Capitalization                                                                        31,370
Amortization - Impact of assumption and experience unlocking and true-ups             13,038
Amortization - All other                                                             179,219
Change in unrealized gains/losses                                                     28,790
                                                                           -----------------
Balance as of December 31, 2013                                                      809,247
                                                                           -----------------
Capitalization                                                                        11,515
Amortization - Impact of assumption and experience unlocking and true-ups             45,417
Amortization - All other                                                            (204,563)
Change in unrealized gains/losses                                                      3,591
                                                                           -----------------
Balance as of December 31, 2014                                                    $ 665,207
                                                                           =================

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.

Statutory net income of the Company amounted to $393 million, $406 million and $217 million, for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory surplus of the Company amounted to $606 million and $443 million at December 31, 2014 and 2013, respectively.

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to its stockholder. The maximum dividend, which may be paid in any twelve month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $61 million after December 19, 2015, without prior approval.

On December 19, 2014 and June 27, 2014, the Company paid dividends of $75 million and $267 million, respectively, to its parent, Prudential Annuities, Inc. On December 16, 2013 and June 26, 2013, the Company paid dividends of $100 million and $184 million, respectively, to Prudential Annuities, Inc. On December 11, 2012 and June 29, 2012, the Company paid dividends of $160 million and $248 million, respectively, to Prudential Annuities, Inc.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                               2014               2013              2012
                                                                         ----------------- ------------------ ----------------
                                                                                             (in thousands)
Current tax expense:
U.S.                                                                     $         (8,499) $           36,759 $         26,637
State and local                                                                          -                  -                -
                                                                         ----------------- ------------------ ----------------
Total                                                                    $         (8,499) $           36,759 $         26,637
                                                                         ================= ================== ================

Deferred tax expense:
U.S.                                                                                17,103            295,613          196,997
State and local                                                                          -                  -                -
                                                                         ----------------- ------------------ ----------------
Total                                                                    $          17,103 $          295,613 $        196,997
                                                                         ================= ================== ================

Total income tax expense (benefit) on income from continuing operations              8,604            332,372          223,634
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                                  7,407           (41,149)          (7,218)
  Additional paid-in capital                                                             -              4,354            5,730
                                                                         ----------------- ------------------ ----------------
Total income tax expense (benefit)                                       $          16,011 $          295,577 $        222,146
                                                                         ================= ================== ================

In July 2014, the Internal Revenue Service ("IRS") issued guidance relating to the hedging of variable annuity guaranteed minimum benefits ("Hedging IDD"). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company will apply this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014 the Company's U.S. current tax benefit includes an additional tax benefit of $59 million and a corresponding reduction of deferred tax assets.

The Company's actual income tax expense on continuing operations for the years ended December 31 differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                     2014               2013              2012
                                               ----------------- ------------------ ----------------
                                                                  (in thousands)

Expected federal income tax expense (benefit)  $          90,780 $          413,162 $        300,192
Non taxable investment income                           (69,122)           (69,665)         (66,895)
Tax credits                                             (13,080)           (10,595)         (10,279)
Other                                                         26              (529)              616
                                               ----------------- ------------------ ----------------
Total income tax expense (benefit)             $           8,604 $          332,372 $        223,634
                                               ================= ================== ================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2013 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. These activities had no impact on the Company's 2012, 2013 or 2014 results. However, there remains the possibility that the IRS and the U.S. Treasury will address,

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2014                  2013
                                              --------------------- ---------------------
                                                            (in thousands)
Deferred tax assets
  Insurance reserves                           $            267,536  $            292,815
  Investments                                                13,270               124,489
  Compensation reserves                                       1,760                 1,860
  Other                                                           -                     -
                                              --------------------- ---------------------
Deferred tax assets                                         282,566               419,165
                                              --------------------- ---------------------

Deferred tax liabilities
  VOBA and deferred policy acquisition cost                 370,548               435,775
  Deferred sales inducements                                232,822               283,236
  Net unrealized gain on securities                          68,819                66,046
  Other                                                       1,239                   464
                                              --------------------- ---------------------
Deferred tax liabilities                                    673,428               785,521
                                              --------------------- ---------------------
Net deferred tax asset (liability)             $          (390,863)  $          (366,356)
                                              ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2014, and 2013.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $259 million, $1,180 million and $858 million, and no income from foreign operations for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2014 and 2013, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties. The Company had zero unrecognized tax benefits as of December 31, 2014 and 2013. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

At December 31, 2014, the Company remains subject to examination in the U.S. for tax years 2009 through 2014.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial, Inc. For tax years 2009 through 2015, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

                                                                                 As of December 31, 2014
                                                         ------------------------------------------------------------------------
                                                           Level 1       Level 2        Level 3      Netting (1)       Total
                                                         ----------- --------------- -------------- ------------- ---------------
                                                                                      (in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S.
 government authorities and agencies                     $         - $         6,336 $            - $           - $         6,336
Obligations of U.S. states and their political
 subdivisions                                                      -          70,789              -             -          70,789
Foreign government bonds                                           -          37,355              -             -          37,355
Corporate securities                                               -       1,985,614        116,070             -       2,101,684
Asset-backed securities                                            -         108,487         40,524             -         149,011
Commercial mortgage-backed securities                              -         302,185              -             -         302,185
Residential mortgage-backed securities                             -         133,233              -             -         133,233
                                                         ----------- --------------- -------------- ------------- ---------------
   Sub-total                                                       -       2,643,999        156,594             -       2,800,593
Trading account assets:
Equity securities                                              6,131               -              -             -           6,131
                                                         ----------- --------------- -------------- ------------- ---------------
   Sub-total                                                   6,131               -              -             -           6,131
                                                         ----------- --------------- -------------- ------------- ---------------

Equity securities, available-for-sale                              -              17              -             -              17
Short-term investments                                        57,185               -              -             -          57,185
Cash equivalents                                                   -               -            225             -             225
Other long-term investments                                        -         118,846            633      (24,288)          95,191
Reinsurance recoverables                                           -               -      2,996,154             -       2,996,154
Receivables from parent and affiliates                             -          18,748         22,320             -          41,068
                                                         ----------- --------------- -------------- ------------- ---------------
   Sub-total excluding separate account assets                63,316       2,781,610      3,175,926      (24,288)       5,996,564

Separate account assets (2)                                        -      44,101,699              -             -      44,101,699
                                                         ----------- --------------- -------------- ------------- ---------------
   Total assets                                          $    63,316 $    46,883,309 $    3,175,926 $    (24,288) $    50,098,263
                                                         =========== =============== ============== ============= ===============
Future policy benefits (3)                               $         - $             - $    3,112,411 $           - $     3,112,411
Payables to parent and affiliates                                  -          21,249              -      (21,249)               -
                                                         ----------- --------------- -------------- ------------- ---------------
   Total liabilities                                     $         - $        21,249 $    3,112,411 $    (21,249) $     3,112,411
                                                         =========== =============== ============== ============= ===============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                                    As of December 31, 2013
                                                              -------------------------------------------------------------------
                                                                 Level 1       Level 2      Level 3     Netting (1)     Total
                                                              -------------- ------------ ------------ ------------- ------------
                                                                                        (in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government
 authorities and agencies                                     $            - $      6,384 $          - $           - $      6,384
Obligations of U.S. states and their political subdivisions                -       68,566            -             -       68,566
Foreign government securities                                              -       31,154            -             -       31,154
Corporate securities                                                       -    2,325,846       96,796             -    2,422,642
Asset-backed securities                                                    -      124,103       63,789             -      187,892
Commercial mortgage-backed securities                                      -      390,633            -             -      390,633
Residential mortgage-backed securities                                     -      156,945            -             -      156,945
                                                              -------------- ------------ ------------ ------------- ------------
   Sub-total                                                               -    3,103,631      160,585             -    3,264,216
Trading account assets:
Equity securities                                                      6,364            -          313             -        6,677
                                                              -------------- ------------ ------------ ------------- ------------
   Sub-total                                                           6,364            -          313             -        6,677
                                                              -------------- ------------ ------------ ------------- ------------

Equity securities, available-for-sale                                      -           16          192             -          208
Short-term investments                                               118,188            -            -             -      118,188
Other long-term investments                                                -       73,535          486      (73,535)          486
Reinsurance recoverables                                                   -            -      748,005             -      748,005
Receivables from parent and affiliates                                     -       19,071        6,347             -       25,418
                                                              -------------- ------------ ------------ ------------- ------------
   Sub-total excluding separate account assets                       124,552    3,196,253      915,928      (73,535)    4,163,198

Separate account assets (2)                                        1,190,903   45,435,925            -             -   46,626,828
                                                              -------------- ------------ ------------ ------------- ------------
   Total assets                                               $    1,315,455 $ 48,632,178 $    915,928 $    (73,535) $ 50,790,026
                                                              ============== ============ ============ ============= ============
Future policy benefits (3)                                    $            - $          - $    778,226 $           - $    778,226
Payables to parent and affiliates                                          -       94,580            -      (72,822)       21,758
                                                              -------------- ------------ ------------ ------------- ------------
   Total liabilities                                          $            - $     94,580 $    778,226 $    (72,822) $    799,984
                                                              ============== ============ ============ ============= ============

(1)"Netting" amounts represent cash collateral of $3.0 million and $0.7 million as of December 31, 2014 and December 31, 2013, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.
(2)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
(3)As of December 31, 2014, the net embedded derivative liability position of $3,112 million includes $55 million of embedded derivatives in an asset position and $3,167 million of embedded derivatives in a liability position. As of December 31, 2013, the net embedded derivative liability position of $778 million includes $245 million of embedded derivatives in an asset position and $1,023 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the security as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2014 and 2013 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The Company conducts several specific price monitoring activities. Daily analyses identify price changes over pre-determined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of equity securities whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Payables to parent and affiliates," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility, and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's NPR, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques, that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2014 and 2013, there were no internally valued derivatives with the fair value classified within Level 3, and all derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Short-Term Investments - Short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, and mutual funds for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities."

Receivables from Parent and Affiliates - Receivables from Parent and Affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain of its variable annuity contracts. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantees.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the optional living benefit features of certain variable-annuity contracts offered by the Company, including GMABs, GMWBs, and GMIWBs, accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account value. The Company's discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations, and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Overall, transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are assumed to occur at beginning of the quarter in which the transfers occur. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. During the year ended December 31, 2014, $963 million was transferred from Level 1 to Level 2. During the year ended December 31, 2013, $933 million was transferred from Level 2 to Level 1.

Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                     As of December 31, 2014
                                        --------------------------------------------------
                                         Internal (1)       External (2)        Total
                                        ---------------   --------------   ---------------
                                                          (in thousands)
Corporate securities                    $        99,209   $       16,861   $       116,070
Asset-backed securities                               -           40,524            40,524
Cash equivalents                                    225                -               225
Other long-term investments                           -              633               633
Reinsurance recoverables                      2,996,154                -         2,996,154
Receivables from parent and affiliates                -           22,320            22,320
                                        ---------------   --------------   ---------------
  Total assets                          $     3,095,588   $       80,338   $     3,175,926
                                        ===============   ==============   ===============
Future policy benefits                        3,112,411                -         3,112,411
                                        ---------------   --------------   ---------------
  Total liabilities                     $     3,112,411   $            -   $     3,112,411
                                        ===============   ==============   ===============

                                                     As of December 31, 2013
                                        --------------------------------------------------
                                         Internal (1)      External (2)         Total
                                        ---------------   --------------   ---------------
                                                          (in thousands)
Corporate securities                    $        94,730   $        2,066   $        96,796
Asset-backed securities                               -           63,789            63,789
Equity securities                                   192              313               505
Other long-term investments                           -              486               486
Reinsurance recoverables                        748,005                -           748,005
Receivables from parent and affiliates                -            6,347             6,347
                                        ---------------   --------------   ---------------
  Total assets                          $       842,927   $       73,001   $       915,928
                                        ===============   ==============   ===============
Future policy benefits                          778,226                -           778,226
                                        ---------------   --------------   ---------------
  Total liabilities                     $       778,226   $            -   $       778,226
                                        ===============   ==============   ===============

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


(1)Represents valuations reflecting both internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing-services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities (see narrative below for quantitative information for separate account assets).

                                                                        As of December 31, 2014
                            ----------------------------------------------------------------------------------------
                                          Primary Valuation         Unobservable                          Weighted
                             Fair Value      Techniques                Inputs            Minimum  Maximum Average
                            ------------ --------------------- ------------------------ -------- -------- ---------
                                                                             (in thousands)
Assets:
Corporate securities        $     99,209 Discounted cash flow  Discount rate              3.55%   11.75%   3.96%
---------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    $  2,996,154 Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (2)  $  3,112,411 Discounted cash flow  Lapse rate (3)                0%      14%

                                                               NPR spread (4)             0.00%    1.30%
                                                               Utilization rate (5)         63%      95%
                                                               Withdrawal rate (6)          74%     100%
                                                               Mortality rate (7)            0%      14%
                                                               Equity Volatility curve      17%      28%
---------------------------------------------------------------------------------------------------------------------

                                                                        As of December 31, 2013
                            ----------------------------------------------------------------------------------------
                                           Primary Valuation        Unobservable                          Weighted
                             Fair Value      Techniques                Inputs           Minimum  Maximum    Average
                            ------------ --------------------- ------------------------ -------- -------- ---------
                                                                             (in thousands)
Assets:
Corporate securities        $     94,730 Discounted cash flow  Discount rate              3.73%   12.06%   3.90%
---------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    $    748,005 Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (2)  $    778,226 Discounted cash flow  Lapse rate (3)                0%      11%

                                                               NPR spread (4)             0.08%    1.09%
                                                               Utilization rate (5)         70%      94%
                                                               Withdrawal rate (6)          86%     100%
                                                               Mortality rate (7)            0%      13%
                                                               Equity Volatility curve      15%      28%
---------------------------------------------------------------------------------------------------------------------

                            ------------------------
                             Impact of Increase in
                            Input on Fair Value (1)
                            ------------------------

Assets:
Corporate securities               Decrease
-----------------------------------------------------
Reinsurance recoverables
-----------------------------------------------------
Liabilities:

Future policy benefits (2)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
-----------------------------------------------------


                            ------------------------
                             Impact of Increase in
                             Input on Fair Value (1)
                            ------------------------

Assets:
Corporate securities               Decrease
-----------------------------------------------------
Reinsurance recoverables
-----------------------------------------------------
Liabilities:

Future policy benefits (2)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
-----------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(3)Lapse rates are adjusted at the contract level based on a the in-the-moneyness of the living benefit, and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(4)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements adjusted for any illiquidity risk premium.
(5)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal.
(6)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the product type, contractholder, age, tax status, and withdrawal timing. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(7)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                              Year Ended December 31, 2014
                                 --------------------------------------------------------------------------------------
                                         Fixed Maturities Available-For-Sale
                                 ----------------------------------------------------

                                                                                                                    Equity
                                                       Asset-            Commercial         Trading Account       Securities
                                   Corporate           Backed          Mortgage-Backed      Assets - Equity       Available-
                                  Securities         Securities          Securities            Securities          for-Sale
                                 ------------------------------------------------------------------------------------------------
                                                                     (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      96,796     $       63,789      $              -      $         313       $        192
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                       1,592                  -                     -                  -                  -
    Asset management fees and
     other income                            -                  -                     -                 15                  -
   Included in other
    comprehensive income
    (loss)                               (846)                196                  (83)                  -                  -
 Net investment income                   5,024                120                     -                  -                  -
 Purchases                              20,720             14,933                52,518                  -                  -
 Sales                                   (202)                  -                     -                  -              (192)
 Issuances                                   -                  -                     -                  -                  -
 Settlements                           (7,014)           (40,337)                     -              (328)                  -
 Transfers into Level 3 (1)                  -             28,152                     -                  -                  -
 Transfers out of Level 3 (1)                -           (26,329)              (52,435)                  -                  -
                                 -------------     ---------------     ----------------     ----------------     ------------
Fair Value, end of period
 assets/(liabilities)            $     116,070     $       40,524      $              -      $           -       $          -
                                 =============     ===============     ================     ================     ============
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net               $           -     $            -      $              -      $           -       $          -
    Asset management fees and
     other income                $           -     $            -      $              -      $          15       $          -

                                                              Year Ended December 31, 2014
                                 --------------------------------------------------------------------------------------
                                                                                            Receivables from        Future
                                     Cash          Other Long-term       Reinsurance           parent and           Policy
                                  Equivalents        Investments        Recoverables           affiliates          Benefits
                                 ------------------------------------------------------------------------------------------------
                                                                    (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $           -     $          486      $        748,005      $       6,347          (778,226)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                           -                  -             2,013,931                  -        (2,088,505)
    Asset management fees and
     other income                            -               (14)                     -                  -                  -
   Included in other
    comprehensive income
    (loss)                                   -                  -                     -              (420)                  -
 Net investment income                       -                  -                     -                  -                  -
 Purchases                                 400                166               234,218             19,351                  -
 Sales                                   (175)                  -                     -                  -                  -
 Issuances                                   -                  -                     -                  -          (245,680)
 Settlements                                 -                (5)                     -                  -                  -
 Transfers into Level 3 (1)                  -                  -                     -              1,985                  -
 Transfers out of Level 3 (1)                -                  -                     -            (4,943)                  -
                                 ------------- -   --------------  -   ---------------- -    -------------   -   ------------ -
Fair Value, end of period
 assets/(liabilities)            $         225     $          633      $      2,996,154      $      22,320        (3,112,411)
                                 ============= =   ==============  =   ================ =    =============   =   ============ =
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net               $           -     $            -      $      2,040,048      $           -        (2,115,680)
    Asset management fees and
     other income                $           -     $         (14)      $              -      $           -                  -

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                  Year Ended December 31, 2013
                                        ---------------------------------------------------------------------------------
                                                 Fixed Maturities Available-For-Sale                  Trading
                                        ------------------------------------------------------        Account        Equity
                                                                                                     Assets -      Securities
                                                                Asset-             Commercial         Equity       Available-
                                           Corporate            Backed             Mortgage-        Securities      for-Sale
                                          Securities          Securities             Backed        -------------   ----------
                                        -----------------------------------------------------------
                                                                          (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                    $      95,555      $        69,298        $       -       $         207   $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                                  49                    -                -                   -            -
    Asset management fees and other
     income                                          -                    -                -                 106            -
   Included in other comprehensive
    income (loss)                              (4,179)                (470)               18                   -            -
 Net investment income                           4,729                  454                -                   -            -
 Purchases                                       4,817               40,868           17,169                   -          192
 Sales                                               -                    -                -                   -            -
 Issuances                                           -                    -                -                   -            -
 Settlements                                   (4,629)             (13,924)                -                   -            -
 Transfers into Level 3 (1)                      4,976                    -                -                   -            -
 Transfers out of Level 3 (1)                  (4,522)             (29,441)         (17,187)                   -            -
 Other (3)                                           -              (2,996)                -                   -            -
                                         -------------      ---------------        ---------       -------------   ----------
Fair Value, end of period
 assets/(liabilities)                    $      96,796      $        63,789        $       -       $         313   $      192
                                         =============      ===============        =========       =============   ==========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held
   at the end of the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                       $           -      $             -        $       -       $           -   $        -
    Asset management fees and other
     income                              $           -      $             -        $       -       $         107   $        -

                                                             Year Ended December 31, 2013
                                        ----------------------------------------------------------------------
                                                                                Receivables from
                                        Other Long-term      Reinsurance           parent and      Future Policy
                                          Investments        Recoverables          affiliates        Benefits
                                        ---------------------------------------------------------------------------
                                                                    (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                    $       1,054      $     1,732,094        $   1,995       $ (1,793,137)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                               (739)          (1,220,073)                -           1,262,310
    Asset management fees and other
     income                                         60                    -                -                   -
   Included in other comprehensive
    income (loss)                                    -                    -               99                   -
 Net investment income                               -                    -                -                   -
 Purchases                                         111              235,984            6,250                   -
 Sales                                               -                    -          (2,996)                   -
 Issuances                                           -                    -                -           (247,399)
 Settlements                                         -                    -                -                   -
 Transfers into Level 3 (1)                          -                    -                -                   -
 Transfers out of Level 3 (1)                        -                    -          (1,997)                   -
 Other (3)                                           -                    -            2,996                   -
                                         -------------      ---------------        ---------       -------------
Fair Value, end of period
 assets/(liabilities)                    $         486      $       748,005        $   6,347       $   (778,226)
                                         =============      ===============        =========       =============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held
   at the end of the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                       $           -      $   (1,166,676)        $       -       $   1,207,600
    Asset management fees and other
     income                              $          51      $             -        $       -       $           -

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                     Year Ended December 31, 2012
                                 --------------------------------------------------------------------
                                         Fixed Maturities Available-For-Sale
                                 ----------------------------------------------------

                                                                             Trading
                                                                             Account         Other Long-
                                    Corporate           Asset Backed         Assets -           Term            Reinsurance
                                    Securities           Securities           Equity         Investments        Recoverables
                                 ------------------------------------------------------------------------------------------------
                                                                      (in thousands)
Fair Value, beginning of
 period assets/(liabilities)        $      89,658      $       48,563      $        203     $      1,213      $      1,747,757
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                          1,606                   -                 -           (2,326)             (244,519)
    Asset management fees and
     other income                               -                   -                 4               (3)                    -
   Included in other
    comprehensive income
    (loss)                                  2,271               1,109                 -                -                     -
 Net investment income                      4,634                 649                 -                -                     -
 Purchases                                  5,400              30,311                 -            2,166               228,856
 Sales                                        (29)                  -                 -                -                     -
 Issuances                                      -                   -                 -                -                     -
 Settlements                               (8,286)            (11,334)                -                4                     -
 Transfers into Level 3 (1)                11,992                   -                 -                -                     -
 Transfers out of Level 3 (1)             (11,691)                  -                 -                -                     -
                                 ----------------      --------------      ------------     ------------      ----------------
Fair Value, end of period
 assets/(liabilities)               $      95,555      $       69,298      $        207     $      1,054      $      1,732,094
                                 ================      ==============      ============     ============      ================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                  $           -      $            -      $          -     $     (1,349)     $       (194,274)
    Asset management fees and
     other income                   $           -      $            -      $          4     $         (3)     $              -

                                    Year Ended December 31, 2012
                                 ----------------------------------

                                 Receivables from
                                    parent and          Future Policy
                                    affiliates            Benefits
                                 --------------------------------------
                                           (in thousands)
Fair Value, beginning of
 period assets/(liabilities)        $           -      $   (1,783,595)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                              -             230,349
    Asset management fees and
     other income                               -                   -
   Included in other
    comprehensive income
    (loss)                                     (5)                  -
 Net investment income                          -                   -
 Purchases                                  2,000                   -
 Sales                                          -                   -
 Issuances                                      -            (239,891)
 Settlements                                    -                   -
 Transfers into Level 3 (1)                     -                   -
 Transfers out of Level 3 (1)                   -                   -
                                 ----------------      --------------
Fair Value, end of period
 assets/(liabilities)               $       1,995      $   (1,793,137)
                                 ================      ==============
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                  $           -      $      179,477
    Asset management fees and
     other income                   $           -      $            -

(1)Transfers into or out of Level 3 are reported as the value as of the beginning of the quarter in which the transfer occurs.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Other primarily represents reclassifications of certain assets between reporting categories.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                                 December 31, 2014
                                                           --------------------------------------------------------------

                                                                                                               Carrying
                                                                              Fair Value                      Amount (1)
-                                                          ------------------------------------------------- ------------

                                                            Level 1     Level 2      Level 3       Total        Total
                                                           ---------- ------------ ------------ ------------ ------------
                                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans                      $        - $      2,779 $    447,157 $    449,936 $    422,563
  Policy loans                                                      -            -       13,355       13,355       13,355
  Other long term investments                                       -            -        2,639        2,639        2,238
  Cash and cash equivalents                                       369            -            -          369          369
  Accrued investment income                                         -       25,008            -       25,008       25,008
  Receivables from parent and affiliates                            -       10,367            -       10,367       10,367
  Other assets                                                      -        1,009            -        1,009        1,009
                                                           ---------- ------------ ------------ ------------ ------------
   Total assets                                            $      369 $     39,163 $    463,151 $    502,683 $    474,909
                                                           ========== ============ ============ ============ ============
Liabilities:
  Policyholders' account balances - investment contracts   $        - $          - $     91,217 $     91,217 $     92,663
  Cash collateral for loaned securities                             -        5,285            -        5,285        5,285
  Short-term debt                                                   -       54,354            -       54,354       54,354
  Payables to parent and affiliates                                 -       37,415            -       37,415       37,415
  Other liabilities                                                 -       89,956            -       89,956       89,956
  Separate account liabilities - investment contracts               -          487            -          487          487
                                                           ---------- ------------ ------------ ------------ ------------
   Total liabilities                                       $        - $    187,497 $     91,217 $    278,714 $    280,160
                                                           ========== ============ ============ ============ ============

                                                                                 December 31, 2013
                                                           --------------------------------------------------------------

                                                                                                               Carrying
                                                                              Fair Value                      Amount (1)
                                                           ------------------------------------------------- ------------

                                                            Level 1     Level 2      Level 3       Total        Total
                                                           ---------- ------------ ------------ ------------ ------------
                                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans                      $        - $          - $    422,584 $    422,584 $    398,991
  Policy loans                                                      -            -       12,454       12,454       12,454
  Other long term investments                                       -            -        1,623        1,623        1,440
  Cash and cash equivalents                                     1,417            -            -        1,417        1,417
  Accrued investment income                                         -       32,169            -       32,169       32,169
  Receivables from parent and affiliates                            -       10,177            -       10,177       10,177
  Other assets                                                      -       11,190            -       11,190       11,190
                                                           ---------- ------------ ------------ ------------ ------------
   Total assets                                            $    1,417 $     53,536 $    436,661 $    491,614 $    467,838
                                                           ========== ============ ============ ============ ============
Liabilities:
  Policyholders' account balances - investment contracts   $        - $          - $     84,153 $     84,153 $     85,672
  Cash collateral for loaned securities                             -       47,896            -       47,896       47,896
  Short-term debt                                                   -      218,488            -      218,488      205,000
  Payables to parent and affiliates                                 -       85,204            -       85,204       85,204
  Other liabilities                                                 -      101,656            -      101,656      101,656
  Separate account liabilities - investment contracts               -          796            -          796          796
                                                           ---------- ------------ ------------ ------------ ------------
   Total liabilities                                       $        - $    454,040 $     84,153 $    538,193 $    526,224
                                                           ========== ============ ============ ============ ============

(1)Carrying values presented herein differ from those in the Company's Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

Policy loans carrying value approximates fair value.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. No such adjustments were made as of December 31, 2014 and 2013.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalents, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities and payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.

Debt

The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and Payables to Parent and Affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

Separate Account Liabilities - Investment Contracts

Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to affiliates, Pruco Re and The Prudential Insurance Company of America ("Prudential Insurance"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

                                                          December 31, 2014                       December 31, 2013
                                                -------------------------------------- ----------------------------------------
                                                                  Gross Fair Value                           Gross Fair Value
                                                              ------------------------                    -----------------------
Primary Underlying                                Notional      Assets    Liabilities         Notional      Assets   Liabilities
------------------                          -   ------------- ----------- ------------ -   -------------- ---------- ------------
                                                                                (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
Currency/Interest Rate
Currency/Interest Rate                          $      83,412 $     5,555 $      (654)     $       72,747 $      940 $    (4,635)
                                                ------------- ----------- ------------     -------------- ---------- ------------
Total Qualifying Hedges                         $      83,412 $     5,555 $      (654)     $       72,747 $      940 $    (4,635)
                                                ============= =========== ============     ============== ========== ============
Derivatives Not Qualifying as Hedge
 Accounting Instruments:
Interest Rate
Interest Rate Swaps                             $   1,902,750 $    92,507 $   (18,480)     $    1,533,750 $   59,872 $   (80,601)
Interest Rate Options                                 100,000      10,736            -            100,000      6,534            -
Currency/Interest Rate
Foreign Currency Swaps                                 57,011       4,363          (5)             55,919         19      (1,349)
Credit
Credit Default Swaps                                    1,200           -         (43)              6,050          -        (115)
Equity
Total Return Swaps                                    220,986       1,937            -            219,896          -      (4,712)
Equity Options                                      6,842,242       3,748      (2,067)         13,170,805      6,170      (3,168)
                                                ------------- ----------- ------------     -------------- ---------- ------------
Total Non-Qualifying Hedges                     $   9,124,189 $   113,291 $   (20,595)     $   15,086,420 $   72,595 $   (89,945)
                                                ============= =========== ============     ============== ========== ============
Total Derivatives (1)                           $   9,207,601 $   118,846 $   (21,249)     $   15,158,667 $   73,535 $   (94,580)
                                                ============= =========== ============     ============== ========== ============

(1)Excludes embedded derivatives which contain multiple underlyings. The fair value of the embedded derivatives related to the living benefit feature was a liability of $3,112 million and $778 million as of December 31, 2014 and December 31, 2013, respectively, included in "Future policy benefits." The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Prudential Insurance included in "Reinsurance recoverables" was an asset of $2,996 million and $748 million as of December 31, 2014 and December 31, 2013, respectively.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives) that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                               December 31, 2014
                                       -----------------------------------------------------------------
                                                                      Net
                                          Gross    Gross Amounts    Amounts
                                       Amounts of  Offset in the Presented in
                                       Recognized  Statement of  the Statement   Financial
                                        Financial    Financial   of Financial   Instruments/     Net
                                       Instruments   Position      Position    Collateral (1)   Amount
                                       ----------- ------------- ------------- -------------- ----------
                                                                (in thousands)
Offsetting of Financial Assets:
Derivatives                            $   118,846 $   (24,288)   $   94,558    $   (82,602)  $   11,956
                                       =========== ============   ==========    ============  ==========
Offsetting of Financial Liabilities:
Derivatives                            $    21,249 $    (21,249)  $        -    $          -  $        -
                                       =========== ============   ==========    ============  ==========

                                                               December 31, 2013
                                       -----------------------------------------------------------------
                                                                      Net
                                          Gross    Gross Amounts    Amounts
                                       Amounts of  Offset in the Presented in
                                       Recognized  Statement of  the Statement   Financial
                                        Financial    Financial   of Financial   Instruments/     Net
                                       Instruments   Position      Position    Collateral (1)   Amount
                                       ----------- ------------- ------------- -------------- ----------
                                                                (in thousands)
Offsetting of Financial Assets:
Derivatives                            $    73,535 $    (73,535)  $        -    $          -  $        -
                                       =========== ============   ==========    ============  ==========
Offsetting of Financial Liabilities:
Derivatives                            $    94,580 $    (72,822)  $   21,758    $    (21,758) $        -
                                       =========== ============   ==========    ============  ==========

(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty. Prior period has been revised to conform to current period presentation.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                           Year Ended December 31, 2014
                                                      ----------------------------------------------------------------------
                                                                                                             Accumulated
                                                         Realized                                               Other
                                                        Investment      Net Investment                      Comprehensive
                                                      Gains (Losses)        Income        Other Income    Income (Loss) (1)
                                                      ----------------------------------------------------------------------
                                                                                  (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                                   $       -              $ 14            $134               $8,492
                                                      --------------    --------------    ------------    -----------------
  Total cash flow hedges                                           -                14             134                8,492
                                                      --------------    --------------    ------------    -----------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                              123,327                 -               -                    -
  Currency/Interest Rate                                       5,934                 -             143                    -
  Credit                                                         (14)                -               -                    -
  Equity                                                     (23,811)                -               -                    -
  Embedded Derivatives                                      (113,549)                -               -                    -
                                                      --------------    --------------    ------------    -----------------
  Total non-qualifying hedges                                 (8,113)                -             143                    -
                                                      --------------    --------------    ------------    -----------------
  Total                                                    $  (8,113)             $ 14            $277               $8,492
                                                      ==============    ==============    ============    =================

                                                                           Year Ended December 31, 2013
-                                                     ---------------------------------------------------------------------
                                                                                                             Accumulated
                                                         Realized                                               Other
                                                        Investment      Net Investment                      Comprehensive
                                                      Gains (Losses)        Income        Other Income    Income (Loss) (1)
                                                      ----------------------------------------------------------------------
                                                                                  (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                                   $       -              $(89)           $ (7)              $ (585)
                                                      --------------    --------------    ------------    -----------------
  Total cash flow hedges                                           -               (89)             (7)                (585)
                                                      --------------    --------------    ------------    -----------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                             (116,025)                -               -                    -
  Currency/Interest Rate                                        (204)                -              24                    -
  Credit                                                        (103)                -               -                    -
  Equity                                                     (79,498)                -               -                    -
  Embedded Derivatives                                         1,775                 -               -                    -
                                                      --------------    --------------    ------------    -----------------
  Total non-qualifying hedges                               (194,055)                -              24                    -
                                                      --------------    --------------    ------------    -----------------
  Total                                                    $(194,055)             $(89)           $ 17               $ (585)
                                                      ==============    ==============    ============    =================

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


                                                                           Year Ended December 31, 2012
-                                                     ---------------------------------------------------------------------
                                                                                                             Accumulated
                                                         Realized                                               Other
                                                        Investment      Net Investment                      Comprehensive
                                                      Gains (Losses)        Income        Other Income    Income (Loss) (1)
                                                      ----------------------------------------------------------------------
                                                                                  (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                                   $       -             $(116)           $ 14              $(2,106)
                                                      --------------    --------------    ------------    -----------------
  Total cash flow hedges                                           -              (116)             14               (2,106)
                                                      --------------    --------------    ------------    -----------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                                5,030                 -               -                    -
  Currency                                                       (15)                -               -                    -
  Currency/Interest Rate                                      (1,368)                -             (17)                   -
  Credit                                                         143                 -               -                    -
  Equity                                                     (56,158)                -               -                    -
  Embedded Derivatives                                       (55,295)                -               -                    -
                                                      --------------    --------------    ------------    -----------------
  Total non-qualifying hedges                               (107,663)                -             (17)                   -
                                                      --------------    --------------    ------------    -----------------
  Total                                                    $(107,663)            $(116)           $ (3)             $(2,106)
                                                      ==============    ==============    ============    =================

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2014, 2013 and 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                     (in thousands)
                                                                                     --------------
Balance, December 31, 2011                                                            $        (962)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012          (2,207)
Amount reclassified into current period earnings                                                101
                                                                                      -------------
Balance, December 31, 2012                                                                   (3,068)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013            (680)
Amount reclassified into current period earnings                                                 95
                                                                                      -------------
Balance, December 31, 2013                                                                   (3,653)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014           8,640
Amount reclassified into current period earnings                                               (148)
                                                                                     --------------
Balance, December 31, 2014                                                            $       4,839
                                                                                     ==============

As of December 31, 2014 and 2013, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 19 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives

The Company no longer has exposure from credit derivatives where it has written credit protection as of December 31, 2014 and December 31, 2013.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2014 and December 31, 2013, the Company had $1 million and $6 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by its counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company had made commitments to fund $1 million of commercial loans as of December 31, 2014. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $22 million as of December 31, 2014.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2014, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $3 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County. In September 2014, the Florida District Court of Appeal First District affirmed the trial court's decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------

behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program and deferred compensation program was $1 million, $2 million and $2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $1 million, $3 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Prudential Insurance sponsors voluntary savings plans for the Company's employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1 million for the years ended
December 31, 2014, 2013 and 2012, respectively.

Affiliated Asset Administration Fee Income

In accordance with a revenue sharing agreement with AST Investment Services, Inc. and Prudential Investments LLC, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from AST Investment Services, Inc. and Prudential Investments LLC related to this agreement was $221 million, $227 million and $226 million for the years ended December 31, 2014, 2013 and 2012, respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement were $6 million, $7 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively. These expenses are recorded as "Net investment income" in the Statements of Operations and Comprehensive Income.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Cost Allocation Agreements with Affiliates

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $4 million, $10 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $1 million, $4 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2014 are as follows:

                                          Lease     Sub-Lease
                                       ------------ ---------
                                           (in thousands)
                  2015                 $      3,397 $      -
                  2016                        3,397        -
                  2017                        3,397        -
                  2018                        3,397        -
                  2019                        3,114        -
                  2020 and thereafter             -        -
                                       ============ ========
                  Total                $     16,702 $      -
                                       ============ ========

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sold and service the Company's products. Commissions and fees paid by the Company to PAD were $177 million, $172 million and $186 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Debt Agreements

Short-term and Long-term Debt

The Company is authorized to borrow funds up to $2 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The Company had debt of $54 million and $5 million outstanding with Prudential Funding, LLC as of December 31, 2014 and December 31, 2013, respectively. Total interest expense on debt with Prudential Funding, LLC was less than $1 million for the years ended December 31, 2014, 2013 and 2012.

The Company had debt of $0 million and $200 million outstanding with Prudential Financial as of December 31, 2014 and December 31, 2013, respectively. This loan had a fixed interest rate of 4.49% and matured on December 29, 2014. In December 2014 we paid off the remaining portion of debt with a payment of $200 million. Total interest expense on debt with Prudential Financial was $9 million, $17 million and $27 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance Agreements

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Fees ceded under these agreements are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income. The Company ceded fees of $274 million, $275 million and $269 million to Pruco Re for the years ended December 31, 2014, 2013 and 2012, respectively. The Company ceded fees of $1 million to Prudential Insurance for the years ended
December 31, 2014, 2013 and 2012. The Company's reinsurance payables related to affiliated reinsurance were $25 million as of both December 31, 2014 and December 31, 2013.

The Company's reinsurance recoverables related to affiliated reinsurance were $2,997 million and $748 million as of December 31, 2014 and December 31, 2013, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were $1,975 million, $(1,260) million and $(286) million for the years ended December 31, 2014, 2013 and 2012, respectively. Changes in realized gains (losses) for the 2014 and 2013 periods were primarily due to changes in market conditions in each respective period.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty.

                Prudential Annuities Life Assurance Corporation

--------------------------------------------------------------------------------


Purchase/sale of fixed maturities from/to an affiliate

During 2014, the Company sold fixed maturity securities to affiliated companies. These securities had an amortized cost of $36 million and a fair value of $44 million. The net difference between historic amortized cost and the fair value of $8 million was accounted for as a realized gain on the Company's Statement of Operations and Comprehensive Income.

During 2014, the Company purchased commercial mortgage loans from an affiliated company. These securities had an amortized cost of $6 million, and were purchased at a cost of $6 million. The Company also purchased fixed maturity securities from an affiliated company. These securities had an amortized cost of $27 million, and were purchased at a cost of $30 million. The securities were recorded on the Company's Statement of Financial Position.

During 2013, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $90 million and a fair value of $103 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $8 million to additional paid-in capital, net of taxes. The Company also sold commercial mortgage loans to an affiliated company. These securities had an amortized cost of $6 million and a fair value of $6 million. The net difference between historic amortized cost and the fair value was less than $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

14.  CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

15.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 are summarized in the table below:

                                                                                         Three months ended
                                                                       -----------------------------------------------------
                                                                         March 31     June 30     September 30   December 31
                                                                       ------------ ------------ -------------  ------------
2014                                                                                       (in thousands)
Total revenues                                                         $    311,249 $    309,786 $     308,006  $    311,187
Total benefits and expenses                                                 216,896      242,370       197,204       324,387
Income (loss) from operations before income taxes and cumulative
 effect of accounting change                                                 94,353       67,416       110,802       (13,200)
Net income                                                             $     77,498 $     57,431 $      96,037  $     19,801
                                                                       ============ ============ =============  ============

                                                                                         Three months ended
                                                                       -----------------------------------------------------
                                                                         March 31     June 30     September 30   December 31
                                                                       ------------ ------------ -------------  ------------
                                                                                           (in thousands)
2013
Total revenues                                                         $    290,576 $    283,524 $     250,028  $    286,154
Total benefits and expenses                                                  93,190       96,720      (332,523)       72,431
Income from operations before income taxes and cumulative effect
 of accounting change                                                       197,386      186,804       582,551       213,723
Net income                                                             $    147,388 $    143,670 $     400,296  $    156,738
                                                                       ============ ============ =============  ============

Results for the fourth quarter of 2014 include a pre-tax expense of $8 million related to an out of period adjustment recorded by the Company primarily due to additional DAC amortization related to the overstatement of reinsured reserves in prior periods. Results for the fourth quarter of 2013 include a pre-tax expense of $22 million related to an out of period adjustment recorded by the Company primarily due to additional DAC amortization related to the overstatement of reinsured reserves in the third quarter of 2013. The overstatement resulted from the use of incorrect data inputs to calculate the impact of the market's perception of our own non-performance risk on the reserves for certain annuities with guaranteed benefits. This item impacted only the third and fourth quarters of 2013 and had no impact to full year 2013 reported results. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to the current quarter or to any previously reported quarterly or annual financial statements.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/S/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 12, 2015

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2014; the Statement of Operations for the period ended December 31, 2014; the Statement of Changes in Net Assets for the periods ended December 31, 2014 and December 31, 2013, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2014 and 2013; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2014, 2013 and 2012; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement
No. 333-96577, filed April 21, 2006.

   (b) Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

   (c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Copy of the form of the Annuity filed via EDGAR in Pre-Effective No. 1 to this Registration Statement 333-08853, filed December 20, 1996.

   (b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

   (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

   (d) Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

   (e) Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

   (f) Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

   (g) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

   (h) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

   (i) Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

   (j) Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

   (k) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

   (l) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement
No, 333-71654, filed October 6, 2006.

   (m) Copy of Form of rider for Highest Daily Lifetime Five with Optional Legacy Protection plus filed via EDGAR with Post-Effective Amendment No. 21 Registration Statement No. 333-96577, filed August 3, 2007.

   (n) Copy of Form of rider for Lifetime Five with Optional Legacy Protection Plus filed via EDGAR with Post-Effective Amendment No. 21 to Registration Statement No. 333-96577, filed August 3, 2007.

   (o) Copy of Form of rider for Joint Lifetime Five filed via EDGAR with Post-Effective Amendment No. 21 to Registration Statement No. 333-96577, filed August 3, 2007.

   (p) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

   (q) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

   (r) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

   (s) Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

   (t) Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

   (u) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement
No. 333-96577, filed January 28, 2009.

   (v) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement
No. 333-96577, filed January 28, 2009.

   (w) Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (x) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (y) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (z) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (aa) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ab) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ac) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ad) Schedule supplement Highest Daily Lifetime Five Benefit
(SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ae) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (af) Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ag) Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

   (ah) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

   (ai) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

   (aj) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

   (ak) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

   (al) GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with
Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

   (am) GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

   (an) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

   (ao) Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement
No. 333-96577, filed August 27, 2009.

   (ap) Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement
No. 333-96577, filed August 27, 2009.

   (aq) GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

   (ar) HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

   (as) HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

   (at) Amendatory Tax Endorsement filed via EDGAR with Post-Effective Amendment No. 58 to Registration Statement No. 333-08853, filed April 15, 2013.

   (au) END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 59 to Registration Statement No. 333-08853, filed August 30, 2013.

(5) A copy of the application form used with the Annuity provided in response to (4) above (previously filed in Pre-Effective Amendment No. 1 to Registration Statement No. 33-56770, filed November 9, 1993). Filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-08853, filed April 27, 1998.

6 (a) Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement
No. 33-44202, filed March 14, 2008.

   (b) Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 59 to Registration Statement No. 333-08853, filed August 30, 2013.

   (c) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

   (d) Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 59 to Registration Statement No. 333-08853, filed August 30, 2013.

(7) Annuity Reinsurance Agreements between Depositor and:

   (a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577.

   (b) The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577.

   (c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577, filed April 21, 2006.

   (d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement
No. 333-96577, filed April 21, 2006.

   (e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577, filed April 21, 2006.

   (f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

   (g) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (h) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (i) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (j) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (k) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (l) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (m) Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (n) Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

   (p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(8) Agreements between Depositor and:

   (a) Advanced Series Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

   (b) Rydex Variable Trust filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

   (c) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

   (d) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

   (e) Invesco Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

   (f) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

   (g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

   (h) Revised Nationwide Variable Insurance Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

   (i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

   (j) ProFunds VP Amendment No 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, April 20, 2007.

   (k) Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, April 20, 2007.

   (l) Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

   (m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

   (n) Amendment to Fund Participation Agreement filed via EDGAR to Post-Effective Amendment No. 58 to Registration Statement No. 333-08853, filed April 15, 2013.

(9) Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.

(10) Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11) Not applicable.

(12) Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14) Financial Data Schedule

(15)(a) Power of Attorney for Yanela C. Frias filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

(15)(b) Power of Attorney for George M. Gannon filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

(15)(c) Power of Attorney for Bernard J. Jacob filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

(15)(d) Power of Attorney for Richard F. Lambert filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

(15)(e) Power of Attorney for Lori D. Fouche. (Filed herewith)

(15)(f) Power of Attorney for Kenneth Y. Tanji filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

(15)(g) Power of Attorney for Arthur W. Wallace filed with Post-Effective Amendment No. 63 to Registration Statement No. 333-08853 on April 14, 2015.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT'S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------    -------------------------------------
Timothy S. Cronin                      Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Suzy J. Domenick                       Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Lori D. Fouche                         President, Chief Executive Officer
One Corporate Drive                    and Director
Shelton, Connecticut 06484-6208

Yanela C. Frias                        Director, Chief Financial Officer,
213 Washington Street                  and Executive Vice President
Newark, New Jersey 07102-2917

George M. Gannon                       Senior Vice President and Director
2101 Welsh Road
Dresher, Pennsylvania 19025-5000

Bernard J. Jacob                       Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                     Director
751 Broad Street
Newark, New Jersey 07102-3714

Michael Long                           Senior Vice President
655 Broad Street
Newark, New Jersey 07102-4410

Steven P. Marenakos                    Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Lynn K. Stone                          Senior Vice President, Chief Legal
One Corporate Drive                    Officer, and Corporate Secretary
Shelton, Connecticut 06484-6208

Kenneth Y. Tanji                       Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Arthur W. Wallace                      Director, Senior Vice President and
One Corporate Drive                    Chief Actuary
Shelton, Connecticut 06484-6208

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor:

The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under
Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration
No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of November 30, 2015, there were 624 Qualified contract owners and 1,725 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in
Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities' By-law, Article VI, which relates to indemnification of officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME                                   POSITIONS AND OFFICES WITH UNDERWRITER
----                                   --------------------------------------
Rodney R. Allain                       President & CEO and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Rodney Branch                          Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Wayne Chopus                           Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                        Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Dawn M. LeBlanc                        Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Steven P. Marenakos                    Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Timothy S. Cronin                      Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Christopher J. Hagan                   Chief Operating Officer and Vice
2101 Welsh Road                        President
Dresher, Pennsylvania 19025-5000

John D. Rosero                         Vice President, Secretary and Chief
213 Washington Street                  Legal Officer
Newark, New Jersey 07102-2917

Elizabeth Marin                        Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                         Chief Financial Officer and Controller
Three Gateway Center
Newark, New Jersey 07102-4061

Michael B. McCauley                    Vice President and Chief Compliance
One Corporate Drive                    Officer
Shelton, Connecticut 06484-6208

Andrew A. Morawiec                     Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

William D. Wilcox                      Vice President
280 Trumbull Street
Hartford, Connecticut 06103-3509

Richard W. Kinville                    AML Officer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2013 with respect to all individual annuities issued by PALAC.

                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc.*    $178,183,625        $-0-          $-0-         $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:

Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 22nd day of December 2015.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                  REGISTRANT

              BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR

/s/ Lori D. Fouche*
--------------------------
Lori D. Fouche
President and Chief
Executive Officer

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR

By:  /s/ Lori D. Fouche*
     --------------------------
     Lori D. Fouche
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                TITLE                     DATE
---------                   -------------------------------  ------------------

/s/ Lori D. Fouche*         Director, President and Chief    December 22, 2015
------------------------    Executive Officer
Lori D. Fouche

                            Chief Financial Officer,         December 22, 2015
Yanela C. Frias*            Executive Vice President and
------------------------    Director (Principal Accounting
Yanela C. Frias             Officer)

George M. Gannon*           Director                         December 22, 2015
------------------------
George M. Gannon

Kenneth Y. Tanji*           Director                         December 22, 2015
------------------------
Kenneth Y. Tanji

Bernard J. Jacob*           Director                         December 22, 2015
------------------------
Bernard J. Jacob

Richard F. Lambert*         Director                         December 22, 2015
------------------------
Richard F. Lambert

Arthur W. Wallace*          Director                         December 22, 2015
------------------------
Arthur W. Wallace

By:  /s/ William J. Evers
     --------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(10) Written Consent of Independent Registered Public Accounting Firm.

(15)(e) Power of Attorney for Lori D. Fouche.